UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:____(240) 497-6400________________________

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1. Reports to Stockholders.

Semiannual Report

JUNE 30, 2022

Government Money Market ProFund

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Expense Examples
5	Financial Statements and Financial Highlights
9	Notes to Financial Statements
15	Government Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

During times of geopolitical and economic uncertainty, I want to reaffirm ProFunds' commitment to providing you, our investors, with comprehensive and robust products and services to help you meet your investment objectives. ProFunds remains focused on ensuring the effective management of our funds for investors. Following is our Government Money Market ProFund semiannual report to shareholders for the six months ending June 30, 2022.

The Government Money Market ProFund invests substantially all of its assets in the Government Cash Management Portfolio, a separate investment company managed by DWS Investment Management Americas, Inc.

Money market rates moved in a range of 0.1% to 1.4% during the period, closely tracking the effective Federal Funds rate, which ended the period at 1.6%.

A Surge in Inflation and Rising Interest Rates Dominated Headlines

After expanding by 5.7% in 2021, the U.S. economy contracted at an estimated annual rate of 1.6% in the first quarter of 2022, with second quarter estimates showing 1.9% growth. Factors contributing to the decline included ongoing effects of the pandemic and its latest variants, Russia's invasion of Ukraine and its impact on the world economy, mounting inflationary pressures, and continued supply chain disruptions. Despite the general economic slowdown, the labor market remained strong throughout the period, with unemployment near a 50-year low. According to the U.S. Bureau of Labor Statistics, the economy added 372,000 jobs in June, and the unemployment rate held steady at 3.6% for the fourth month in a row. The largest job gains occurred in professional and business services, leisure and hospitality, and health care.

Inflation, however, remained worrisome throughout the six-month period, with the consumer price index rising by 9.1% in June, according to the U.S. Bureau of Labor Statistics, once again exceeding forecasts and surpassing the 8.6% rise in May. Shelter, gasoline, and food were the largest contributors. The Biden administration cited outsized demand and supply chain issues related to the pandemic and the war on Ukraine as the main factors for surging prices. To cool down the economy, the Fed raised interest rates by 25 basis points in March, 50 basis points in May, and 75 basis points in June, the most aggressive increase since 1994. In his semiannual report to Congress in June, Federal Reserve Chair Jerome Powell emphasized the Fed's strong commitment to returning inflation to the central bank's longer-run goal of 2% and noted that further rate hikes within the target range would be appropriate.

Government Money Market ProFund

During this period, which has been characterized by mounting inflation and rising interest rates, the Government Money Market ProFund continued to achieve its objective of maintaining a stable net asset value of $1.00 per share for investors. The fund potentially benefits investors by seeking a higher level of current income consistent with liquidity and capital preservation. It also serves investors as a vehicle for moving money between ProFunds products or for holding assets until they are ready to invest.

We thank you for the trust and confidence you have placed in us by using the Government Money Market ProFund, and we appreciate the opportunity to continue serving your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Allocation of Portfolio Holdings and Expense Examples

4 :: Government Money Market ProFund :: Allocation of Portfolio Holdings and Expense Examples :: June 30, 2022 (unaudited)

Investment Objective: The Government Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Government Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio(a)	82%
Total Exposure	82%

(a)	The Government Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Government Cash Management Portfolio Asset Allocation(a)

Investment Type	% of Net Assets
Government & Agency Obligations
U.S. Government Sponsored Agencies	47%
U.S. Treasury Obligations	33%
Repurchase Agreements	21%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Government Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the entire period ended June 30, 2022.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the entire period ended June 30, 2022.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on the ProFund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expense)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period*	Ending Account Value 6/30/22	Expenses Paid During Period*
Government Money Market ProFund – Investor Class	0.38%	$1,000.00	$1,000.20	$1.88	$1,022.91	$1.91
Government Money Market ProFund – Service Class	0.38%	1,000.00	1,000.20	1.88	1,022.91	1.91

*	Expenses are equal to the average account value over the period multiplied by the ProFund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Financial Statements and Financial Highlights

6 :: Government Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Investment in Government Cash Management Portfolio, at value	$204,524,592
Receivable for capital shares issued	51,294,682
Prepaid expenses	24,301
TOTAL ASSETS	255,843,575
LIABILITIES:
Distributions payable	880
Payable for capital shares redeemed	5,157,324
Management services fees payable	78,810
Administration fees payable	6,212
Trustee fees payable	72
Transfer agency fees payable	48,003
Fund accounting fees payable	5,000
Compliance services fees payable	869
Service fees payable	1,265
Other accrued expenses	86,085
TOTAL LIABILITIES	5,384,520
NET ASSETS	$250,459,055
NET ASSETS CONSIST OF:
Capital	$250,670,634
Total distributable earnings (loss)	(211,579)
NET ASSETS	$250,459,055
INVESTOR CLASS:
Net Assets	$240,145,037
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	240,344,221
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$10,314,018
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	10,324,737
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Period Ended June 30, 2022

INVESTMENT INCOME:
Interest	$462,546	(a)
Expenses	(63,685	)(a)(b)
TOTAL INVESTMENT INCOME	398,861
EXPENSES:
Management services fees	387,756
Administration fees	32,110
Transfer agency fees	128,904
Administrative services fees	74,195
Registration and filing fees	25,302
Fund accounting fees	5,000
Trustee fees	3,167
Compliance services fees	711
Service fees	6,329
Audit fees	62,365
Other fees	23,500
Recoupment of prior expenses reimbursed by the Advisor	3,447
Total Gross Expenses before reductions	752,786
Less Expenses reduced by the Advisor	(396,926)
TOTAL NET EXPENSES	355,860
NET INVESTMENT INCOME	43,001
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(210,348	)(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(167,347)

(a)	Allocated from Government Cash Management Portfolio.
(b)	For the period ended June 30, 2022, the Advisor to the Government Cash Management Portfolio waived fees, of which $91,717 was allocated to the Government Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Government Money Market ProFund :: 7

Statements of Changes in Net Assets

	Period Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$43,001	$47,873
Net realized gains (losses) on investments	(210,348)	3,219
Change in net assets resulting from operations	(167,347)	51,092
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions
Investor Class	(41,826)	(44,300)
Service Class	(2,311)	(2,023)
Change in net assets resulting from distributions	(44,137)	(46,323)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	1,563,104,847	3,633,566,774
Service Class	37,896,916	61,280,585
Distributions reinvested
Investor Class	40,442	39,632
Service Class	2,311	1,876
Value of shares redeemed
Investor Class	(1,516,881,276)	(3,663,943,541)
Service Class	(36,722,420)	(61,771,682)
Change in net assets resulting from capital transactions	47,440,820	(30,826,356)
Change in net assets	47,229,336	(30,821,587)
NET ASSETS:
Beginning of period	203,229,719	234,051,306
End of period	$250,459,055	$203,229,719
SHARE TRANSACTIONS:
Issued
Investor Class	1,563,104,847	3,633,566,774
Service Class	37,896,916	61,280,585
Reinvested
Investor Class	40,442	39,632
Service Class	2,311	1,876
Redeemed
Investor Class	(1,516,881,276)	(3,663,943,541)
Service Class	(36,722,420)	(61,771,682)
Change in shares	47,440,820	(30,826,356)

See accompanying notes to the financial statements.

8 :: Government Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From								Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)(b)		Net Realized Gains (Losses) on Investments(b)		Total from Investment Activities		Net Investment Income		Net Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period	Total Return(c)	Gross Expenses(b)(d)(e)	Net Expenses(b)(d)		Net Investment Income(b)(d)	Net Assets, End of Period (000's)
Government Money Market ProFund
Investor Class
Period Ended June 30, 2022 (unaudited)	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	0.74%	0.38	%(g)	0.04%	$240,145
Year Ended December 31, 2021	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	0.70%	0.04	%(g)	0.02%	$194,082
Year Ended December 31, 2020	$1.000	0.001		—	(f)	0.001		(0.001)		—		(0.001)		$1.000	0.14%	0.84%	0.34	%(g)	0.14%	$224,414
Year Ended December 31, 2019	$1.000	0.013		—	(f)	0.013		(0.013)		—		(0.013)		$1.000	1.25%	0.98%	0.98%		1.26%	$277,733
Year Ended December 31, 2018	$1.000	0.009		—	(f)	0.009		(0.009)		—	(f)	(0.009)		$1.000	0.86%	1.01%	1.01%		0.87%	$460,210
Year Ended December 31, 2017	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	0.96%	0.90%		0.02%	$386,955
Service Class
Period Ended June 30, 2022 (unaudited)	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	0.74%	0.38	%(g)	0.04%	$10,314
Year Ended December 31, 2021	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	0.70%	0.04	%(g)	0.02%	$9,148
Year Ended December 31, 2020	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	1.24%	0.41	%(g)	0.02%	$9,637
Year Ended December 31, 2019	$1.000	0.003		—	(f)	0.003		(0.003)		—		(0.003)		$1.000	0.31%	1.98%	1.98%		0.32%	$8,436
Year Ended December 31, 2018	$1.000	0.002		—	(f)	0.002		(0.002)		—	(f)	(0.002)		$1.000	0.20%	1.64%	1.64%		0.20%	$14,517
Year Ended December 31, 2017	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	0.96%	0.90%		0.02%	$13,037

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Per share amounts and percentages include the applicable allocation from the Government Cash Management Portfolio.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	For the periods ended June 30, 2022, December 31, 2021, December 31, 2020, December 31, 2019, December 31, 2018, and December 31, 2017, the Advisor to the Government Cash Management Portfolio waived fees which were allocated to the Government Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.08%, 0.11%, 0.06%, 0.07%, 0.04%, and 0.03%, respectively.
(f)	Amount is less than $0.0005.
(g)	The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

10 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2022 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 117 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Government Money Market ProFund, (the "ProFund"). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Government Cash Management Portfolio (the "Portfolio"), an open-end management investment company that is advised by DWS Investment Management Americas, Inc. ("DIMA") and has the same investment objective as the ProFund. As of June 30, 2022, the percentage of the Portfolio's interests owned by the ProFund was 1.7%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund's financial statements.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio's net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio's Notes to Financial Statements included elsewhere in this report provide information about the Portfolio's valuation policy and its period-end security valuations.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio's income, expenses, and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class) and realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs

June 30, 2022 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 11

used for valuing the ProFund's investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the ProFund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

As of June 30, 2022, the ProFund's $204,524,592 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund's master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the period ended June 30, 2022.

4. Fees and Transactions with Affiliates and Other Parties

ProFund Advisors LLC (the "Advisor") serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust's aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

FIS Investor Services LLC ("FIS") acts as the Trust's transfer agent. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Distribution and Service Fees were suspended throughout the period ended June 30, 2022. If the ProFund had paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares for the entire period, the Distribution and Service Fees would have been $58,640 for the period ended June 30, 2022. All or a portion of the Distribution and Services Fees may be reinstated at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as "Service fees".

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as "Administrative services fees".

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at the annual rate of $325,000 per Trustee, inclusive of all meetings. During the period ended June 30, 2022, actual Trustee compensation was $487,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees".

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund for the periods below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses) as follows:

	For the Period May 1, 2022 through April 30, 2023		For the Period May 1, 2021 through April 30, 2022
	Investor Class	Service Class	Investor Class	Service Class
Government Money Market ProFund	0.98%	1.98%	0.98%	1.98%

The Advisor has also contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2023 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor. The Advisor has contractually undertaken to waive its fees and/or reimburse certain expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2023.

12 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2022 (unaudited)

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period and minimum yield limit period in which they were taken. Such recoupment shall be made monthly, but only to the extent that such recoupment would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield and such recoupment would not cause annualized operating expenses to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor". As of June 30, 2022, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/23	Expires 4/30/24	Expires 4/30/25	Total
Government Money Market ProFund	$201,335	$1,712,162	$1,234,557	$3,148,054

5. Investment Risks

The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund's performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19 (including any variants). These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Fund to quickly become outdated or inaccurate, resulting in significant losses. Additionally, other public health issues, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund's investments, even beyond any direct exposure the Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the Fund performance and the value of an investment in the Fund.

June 30, 2022 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 13

6. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Ordinary Income	Total Distributions Paid
December 31, 2021
Government Money Market ProFund	$47,673	$47,673
December 31, 2020
Government Money Market ProFund	$352,353	$352,353

As of the most recent tax year ended December 31, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Total Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Government Money Market ProFund	$200	$—	$—	$(295)	$—	$(95)

As of the tax year ended December 31, 2021, the ProFund had net capital loss carryforwards ("CLCFs") as summarized in the table below:

No Expiration Date
Government Money Market ProFund	$295

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or utilized.

7. Subsequent Events

The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Subsequent to the date of the report, on July 1, 2022, the Distribution and Services Fees were partially reinstated at a rate of 0.10% on an annualized basis, of the average daily net assets attributable to Service Class shares. On August 1, 2022, the amount reinstated was increased to 0.50%. There were no additional subsequent events to report that have a material impact on the ProFund's financial statements.

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Government Cash Management Portfolio

16 :: Government Cash Management Portfolio :: Investment Portfolio :: as of June 30, 2022 (unaudited)

Investment Portfolio

Government & Agency Obligations 79.4%

U.S. Government Sponsored Agencies 46.6%
	Principal Amount	Value
Federal Farm Credit Bank,
SOFR + 0.07%, 1.58%(a), 8/11/2022	$152,975,000	$152,975,871
Federal Home Loan Bank:
Step-Up Coupon, 1.02% to 9/30/2022, 2.01% to 3/30/2023	447,000,000	447,000,000
Step-Up Coupon, 1.4% to 10/28/2022, 2.5% to 4/28/2023	445,000,000	445,000,000
SOFR + 0.005%, 1.515%(a), 8/22/2022	225,000,000	225,000,000
SOFR + 0.005%, 1.515%(a), 9/16/2022	34,000,000	34,000,000
SOFR + 0.01%, 1.52%(a), 7/13/2022	250,000,000	250,000,000
SOFR + 0.01%, 1.52%(a), 7/14/2022	150,000,000	150,000,000
SOFR + 0.01%, 1.52%(a), 7/19/2022	280,000,000	280,000,000
SOFR + 0.01%, 1.52%(a), 7/21/2022	105,000,000	105,000,000
SOFR + 0.01%, 1.52%(a), 8/1/2022	440,000,000	440,000,000
SOFR + 0.01%, 1.52%(a), 8/2/2022	350,000,000	350,000,000
SOFR + 0.01%, 1.52%(a), 8/5/2022	62,275,000	62,275,000
SOFR + 0.01%, 1.52%(a), 8/15/2022	175,000,000	175,000,000
SOFR + 0.01%, 1.52%(a), 9/8/2022	585,000,000	585,000,000
SOFR + 0.01%, 1.52%(a), 9/30/2022	310,000,000	310,000,000
SOFR + 0.01%, 1.52%(a), 10/7/2022	578,000,000	578,000,000
SOFR + 0.01%, 1.52%(a), 11/4/2022	221,500,000	221,500,000
SOFR + 0.015%, 1.525%(a), 3/3/2023	150,000,000	150,000,000
SOFR + 0.03%, 1.54%(a), 1/13/2023	360,000,000	360,000,000
Federal Home Loan Bank Discount Notes:
0.964%(b), 7/11/2022	8,235,000	8,232,827
1.016%(b), 7/29/2022	495,000	494,615
1.403%(b), 8/9/2022	15,000,000	14,977,250
Federal Home Loan Mortgage Corp.:
SOFR + 0.005%, 1.515%(a), 8/4/2022	76,250,000	76,250,000
SOFR + 0.095%, 1.605%(a), 8/19/2022	207,000,000	207,000,000
		5,627,705,563
U.S. Treasury Obligations 32.8%
U.S. Treasury Bills:
0.605%(b), 9/1/2022	540,000,000	539,436,420
0.835%(b), 9/15/2022	292,500,000	291,993,341
0.836%(b), 9/15/2022	585,000,000	583,986,065
0.837%(b), 9/15/2022	292,500,000	291,992,415
1.194%(b), 2/23/2023	150,000,000	148,846,600
1.197%(b), 2/23/2023	75,000,000	74,421,819
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield - 0.015%, 1.743%(a), 1/31/2024	478,000,000	478,497,309
3-month U.S. Treasury Bill Money Market Yield + 0.034%, 1.792%(a), 4/30/2023	195,000,000	195,349,203
3-month U.S. Treasury Bill Money Market Yield + 0.049%, 1.807%(a), 1/31/2023	950,000,000	950,638,503
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 1.813%(a), 7/31/2022	400,000,000	400,017,268
		3,955,178,943
Total Government & Agency Obligations (Cost $9,582,884,506)		9,582,884,506

Repurchase Agreements 20.5%
Barclays Bank PLC, 1.55%, dated 6/30/2022, to be repurchased at $50,002,153 on 7/1/2022(c)	50,000,000	50,000,000
BNP Paribas, 1.47%, dated 6/30/2022, to be repurchased at $250,010,208 on 7/1/2022(d)	250,000,000	250,000,000
Citigroup Global Markets, Inc., 1.52%, dated 6/30/2022, to be repurchased at $164,106,929 on 7/1/2022(e)	164,100,000	164,100,000
Federal Reserve Bank of New York, 1.55%, dated 6/30/2022, to be repurchased at $1,750,075,347 on 7/1/2022(f)	1,750,000,000	1,750,000,000
Fixed Income Clearing Corp., 1.4%, dated 6/30/2022, to be repurchased at $95,903,729 on 7/1/2022(g)	95,900,000	95,900,000
HSBC Securities, Inc., 1.5%, dated 6/30/2022, to be repurchased at $3,800,158 on 7/1/2022(h)	3,800,000	3,800,000
JPMorgan Securities, Inc., 1.48%, dated 6/30/2022, to be repurchased at $$6,930,285 on 7/1/2022(i)	6,930,000	6,930,000
Merrill Lynch & Co., Inc., 1.55%, dated 6/30/2022, to be repurchased at $150,006,458 on 7/1/2022(j)	150,000,000	150,000,000
Total Repurchase Agreements (Cost $2,470,730,000)		2,470,730,000

	% of Net Assets	Value
Total Investment Portfolio (Cost $12,053,614,506)	99.9	12,053,614,506
Other Assets and Liabilities, Net	0.1	13,113,380
Net Assets	100.0	$12,066,727,886

(a)	Floating rate security. These securities are shown at their current rate as of June 30, 2022.
(b)	Annualized yield at time of purchase; not a coupon rate.

The accompanying notes are an integral part of the financial statements.

as of June 30, 2022 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 17

(c)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
53,435,800	U.S. Treasury Notes	0.75–2.25	11/15/2024–11/15/2027	51,000,068

(d)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
999,700	U.S. Cash Management Bills	Zero Coupon	9/20/2022	995,841
11,500	U.S. Treasury Notes	2.875–3.0	6/30/2024–6/15/2025	11,432
418,912,932	U.S. Treasury STRIPS	Zero Coupon	5/15/2031–11/15/2051	253,992,727
Total Collateral Value				255,000,000

(e)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
86,400	U.S. Treasury Bonds	1.875–2.375	5/15/2051–11/15/2051	64,422
166,606,400	U.S. Treasury Notes	3.0–3.25	6/30/2024–6/30/2027	167,317,607
Total Collateral Value				167,382,029

(f)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,787,681,800	U.S. Treasury Notes	0.125–2.5	11/15/2022–5/15/2031	1,750,075,446

(g)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
83,045,500	U.S. Treasury Notes	0.625–3.0	4/15/2023–6/30/2024	97,818,009

(h)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,000	U.S. Treasury Bills	Zero Coupon	7/21/2022	4,997
8,900	U.S. Treasury Notes	0.125–3.25	6/30/2023–5/15/2032	8,365
4,975,664	U.S. Treasury STRIPS	Zero Coupon	8/15/2026–11/15/2051	3,862,645
Total Collateral Value				3,876,007

(i)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,066,314	U.S. Treasury STRIPS	Zero Coupon	8/15/2045	7,068,600

(j)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
172,081,797	Federal National Mortgage Association	2.5-3.0	10/1/2051–7/1/2052	154,500,000

SOFR: Secured Overnight Financing Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The accompanying notes are an integral part of the financial statements.

18 :: Government Cash Management Portfolio :: Investment Portfolio :: as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(a)	$–	$9,582,884,506	$–	$9,582,884,506
Repurchase Agreements	$–	$2,470,730,000	$–	$2,470,730,000
Total	$–	$12,053,614,506	$–	$12,053,614,506

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements :: Government Cash Management Portfolio :: 19

Statement of Assets and Liabilities (unaudited)
as of June 30, 2022

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$9,582,884,506
Repurchase agreements, valued at amortized cost	2,470,730,000
Cash	1,189,083
Interest receivable	12,324,730
Other assets	311,864
TOTAL ASSETS	12,067,440,183
LIABILITIES:
Accrued Trustees' fees	283,053
Other accrued expenses and payables	429,244
TOTAL LIABILITIES	712,297
NET ASSETS, AT VALUE	$12,066,727,886

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Income:
Interest	$50,861,191
EXPENSES:
Management fee	13,559,793
Administration fee	4,278,185
Custodian fee	117,213
Professional fees	204,962
Reports to shareholders	17,437
Trustees' fees and expenses	866,671
Other	610,410
Total expenses before expense reductions	19,654,671
Expense reductions	(11,288,385)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	8,366,286
NET INVESTMENT INCOME	42,494,905
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(13,477,908)
Payments by affiliates (see Note D)	275,000
(13,202,908)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,291,997

The accompanying notes are an integral part of the financial statements.

20 :: Government Cash Management Portfolio :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$42,494,905	$8,898,329
Net realized gain (loss)	(13,202,908)	217,749
Net increase (decrease) in net assets resulting from operations	29,291,997	9,116,078
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	37,855,041,921	93,706,698,612
Value of capital withdrawn	(59,466,471,339)	(86,189,439,789)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(21,611,429,418)	7,517,258,823
INCREASE (DECREASE) IN NET ASSETS	(21,582,137,421)	7,526,374,901
Net assets at beginning of period	33,648,865,307	26,122,490,406
Net assets at end of period	$12,066,727,886	$33,648,865,307

The accompanying notes are an integral part of the financial statements.

Financial Highlights :: Government Cash Management Portfolio :: 21

	Six Months Ended 6/30/22 (unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	12,067		33,649		26,122		18,891		15,720		17,172
Ratio of expenses before expense reductions (%)	.14	*	.13		.13		.14		.14		.14
Ratio of expenses after expense reductions (%)	.06	*	.03		.07		.07		.10		.11
Ratio of net investment income (%)	.30	*	.03		.36		2.13		1.76		.83
Total Return (%)(a)	.18	(b)**	.03	(b)	.41	(c)	2.17	(c)	1.78	(c)	.81	(c)

(a)	Total return would have been lower had certain expenses not been reduced.
(b)	Total return for the Portfolio was derived from the performance of DWS Government Money Market Series.
(c)	Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.
*	Annualized
**	Not annualized

The accompanying notes are an integral part of the financial statements.

22 :: Government Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2022 (unaudited)

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund; A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2022, DWS Government Cash Management Fund and DWS Government Money Market Series owned approximately 1% and 97%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements.

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

As of June 30, 2022, the Portfolio held repurchase agreements with a gross value of $2,470,730,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Federal Income Taxes.

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At June 30, 2022, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $12,053,614,506.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies.

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

June 30, 2022 (unaudited) :: Notes to Financial Statements :: Government Cash Management Portfolio :: 23

Other.

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement.

Under the Investment Management Agreement with DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA ("DWS Group"), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Accordingly, for the six months ended June 30, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.095% of the Portfolio's average daily net assets.

For the period from January 1, 2022 through March 16, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.10% of the Portfolio's average daily net assets.

For the period from March 17, 2022 through March 31, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.06% of the Portfolio's average daily net assets.

For the period from April 1, 2022 through May 12, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.08% of the Portfolio's average daily net assets.

For the period from May 13, 2022 through June 13, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.06% of the Portfolio's average daily net assets.

On June 14, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.04% of the Portfolio's average daily net assets.

For the period from June 15, 2022 through June 16, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.06% of the Portfolio's average daily net assets.

For the period from June 17, 2022 through June 30, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.01% of the Portfolio's average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Portfolio.

For the six months ended June 30, 2022, fees waived and/or expenses reimbursed are $11,288,385.

Administration Fee.

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2022, the Administration Fee was $4,278,185, of which $468,372 is unpaid.

Other Service Fees.

Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2022, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $435, of which $180 is unpaid.

Trustees' Fees and Expenses.

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

24 :: Government Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2022 (unaudited)

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2022.

D. Payments by Affiliates

During the six months ended June 30, 2022, the Advisor agreed to reimburse the Portfolio $275,000 for losses incurred on a trade executed in violation of the Portfolio's investment guidelines. The amount reimbursed was less than 0.01% of the Portfolio's average net assets, thus having no impact on the Portfolio's total return.

E. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Portfolio's investments — and therefore its share price as well — to decline. Although interest rates in the U.S. remain at low levels, they have been rising and are expected to continue to increase in the near future. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Portfolio. Increased redemptions from the Portfolio may force the Portfolio to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, there have been signs of inflationary price movements. As such, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Portfolio's investments to decline and impair the Portfolio's ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Portfolio's yield to decline, and during periods of unusually low or negative interest rates, the Portfolio's yield may approach or fall below zero. A low or negative interest rate environment may prevent the Portfolio from providing a positive yield or paying fund expenses out of current income and, at times, could impair the Portfolio's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Portfolio.

F. Other – COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Portfolio and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Portfolio and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Portfolio and reflect the consequences as appropriate in the Portfolio's accounting and financial reporting.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 or 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797

Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

The ProFund discloses on the Adviser's website that it invests substantially all of its assets in the Portfolio and includes a link to the latest available listing of holdings in the Portfolio. In addition, the ProFund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The ProFund's Form N-MFP filings will be available on the SEC's website, and the Adviser's website will contain a link to such filings.

PRO0622

Semiannual Report

JUNE 30, 2022

ProFunds VP

Access VP High Yield
Asia 30
Banks
Basic Materials
Bear
Biotechnology
Bull
Consumer Goods
Consumer Services
Dow 30
Emerging Markets
Europe 30
Falling U.S. Dollar
Financials
Government Money Market
Health Care
Industrials
International
Internet
Japan
Large-Cap Growth
Large-Cap Value
Mid-Cap
Mid-Cap Growth
Mid-Cap Value
Nasdaq-100
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Rising Rates Opportunity
Semiconductor
Short Dow 30
Short Emerging Markets
Short International
Short Mid-Cap
Short Nasdaq-100
Short Small-Cap
Small-Cap
Small-Cap Growth
Small-Cap Value
Technology
Telecommunications
UltraBull
UltraMid-Cap
UltraNasdaq-100
UltraShort Dow 30
UltraShort Nasdaq-100
UltraSmall-Cap
U.S. Government Plus
Utilities

Table of Contents

1	Message from the Chairman
3	Financial Statements and Financial Highlights
4	ProFund Access VP High Yield
9	ProFund VP Asia 30
14	ProFund VP Banks
19	ProFund VP Basic Materials
24	ProFund VP Bear
28	ProFund VP Biotechnology
33	ProFund VP Bull
44	ProFund VP Consumer Goods
50	ProFund VP Consumer Services
56	ProFund VP Dow 30
60	ProFund VP Emerging Markets
66	ProFund VP Europe 30
71	ProFund VP Falling U.S. Dollar
76	ProFund VP Financials
84	ProFund VP Government Money Market
88	ProFund VP Health Care
94	ProFund VP Industrials
101	ProFund VP International
105	ProFund VP Internet
110	ProFund VP Japan
114	ProFund VP Large-Cap Growth
122	ProFund VP Large-Cap Value
132	ProFund VP Mid-Cap
136	ProFund VP Mid-Cap Growth
144	ProFund VP Mid-Cap Value
152	ProFund VP Nasdaq-100
158	ProFund VP Oil & Gas
163	ProFund VP Pharmaceuticals
168	ProFund VP Precious Metals
172	ProFund VP Real Estate
178	ProFund VP Rising Rates Opportunity
182	ProFund VP Semiconductor
187	ProFund VP Short Dow 30
191	ProFund VP Short Emerging Markets
195	ProFund VP Short International
199	ProFund VP Short Mid-Cap
203	ProFund VP Short Nasdaq-100
207	ProFund VP Short Small-Cap
211	ProFund VP Small-Cap
241	ProFund VP Small-Cap Growth
250	ProFund VP Small-Cap Value
260	ProFund VP Technology
267	ProFund VP Telecommunications
272	ProFund VP UltraBull
283	ProFund VP UltraMid-Cap
293	ProFund VP UltraNasdaq-100
299	ProFund VP UltraShort Dow 30
303	ProFund VP UltraShort Nasdaq-100
307	ProFund VP UltraSmall-Cap
337	ProFund VP U.S. Government Plus
341	ProFund VP Utilities
347	Notes to Financial Statements
378	Board Approval of Liquidity Risk Management Program
379	Expense Examples

Message from the Chairman

Dear Shareholder:

During these times of geopolitical and economic uncertainty, I want to reaffirm ProFunds' commitment to providing you, our investors, with innovative products and services to help you meet your investment objectives. ProFunds remains focused on ensuring the effective management of our funds for investors, and below is our ProFunds VP semiannual report to shareholders for the six months ending June 30, 2022.

Volatility Returned to Equity Markets Amid Growing Pressures

After a strong performance in 2021, U.S. stocks reversed course in the first half of 2022. In June, the S&P 500 fell by 8.3%, bringing losses to more than 20% relative to its January peak and entering bear market territory for the first time since the World Health Organization's official declaration of a global pandemic in March 2020. With the notable exception of commodities like oil and gas, whose prices have surged following sanctions against Russia, nearly all asset classes experienced selloffs in the first half of the year. The technology sector, in particular, declined sharply, with the tech-heavy Nasdaq-100 sinking more than 20% in the second quarter.

The stock market's volatility can largely be attributed to growing inflationary pressures and rising interest rates. Inflation remained worrisome throughout the reporting period, with the consumer price index rising by 9.1% in June, according to the U.S. Bureau of Labor Statistics, once again exceeding forecasts and surpassing the 8.6% rise in May. Accordingly, investors kept a close watch on the U.S. Federal Reserve Bank, which raised interest rates by 25 basis points in March, 50 basis points in May, and 75 basis points in June, leading some investors to worry about an impending recession. In his semiannual report to Congress in June, Fed Chair Jerome Powell noted the Fed's strong commitment to bringing inflation down to the central bank's longer-run goal of 2%.

Russia's invasion of Ukraine further jolted the economy, leading to a market sell-off and adding to investors' ongoing uncertainty. The war has compounded pandemic-related supply chain challenges and inflationary pressures. In March, a United States ban on Russian oil imports sent gas prices soaring. And since Russia and Ukraine are both major producers of commodities like corn, fertilizers, and wheat, the conflict has also strained the global food supply and driven an increase in U.S. food prices.

Major indexes mirrored the performance of equities during the six-month period, U.S. large-cap stocks lost 20%, as measured by the S&P 500, and 14.4%, according to the Dow Jones Industrial Average®. The Dow's® top-performing sectors were oil and gas, which gained 30%, and telecommunications, which gained 7%. The worst performers were consumer services, technology, and industrials, which fell 31.4%, 30.1%, and 21.9%, respectively. The small-cap Russell 2000® Index declined 23.4%, the S&P MidCap 400® lost 19.5%, and the tech-heavy Nasdaq-100 Index® retreated 29.2%.

International Equities Declined With Some Exceptions

Equity markets outside the U.S. also declined amid the geopolitical headwinds. Notable exceptions were countries like Brazil, Saudi Arabia, and South Africa, which benefited from rising commodity prices. The MSCI All Country World Index, which measures developed and emerging markets, declined 18.4% over the reporting period. Developed markets outside North America lost 19.6%, as measured by the MSCI EAFE Index, and the MSCI Europe Index shed 20.8%. In the developing world, the BNY Mellon Emerging Markets 50 ADR Index retreated 13.6%. Japanese stocks lost 21.5%, as measured by the Nikkei 225 Total Return Index.

ProFunds VP Trust's U.S. Equity Strategies Post Strong Results

ProFunds' index-based mutual funds offer many advantages, such as diverse market exposures, a transparent investment process, efficient fund management, and high daily correlation to their indexes. Reflecting the markets during the period, ProFunds VP investors primarily saw opportunities to gain from strategies designed to outperform in environments marked by inflationary pressures and rising interest rates. Short/inverse strategies focusing on technology, small- and mid-cap stocks, and international and emerging markets experienced the largest gains.

No matter what direction the market takes in these rapidly changing times, ProFunds VP mutual funds offer an extensive lineup of strategies designed to meet investor goals, help manage risk, and potentially enhance returns. We appreciate the trust and confidence you have placed in ProFunds, and we look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

Financial Statements and Financial Highlights

4 :: ProFund Access VP High Yield :: Financial Statements

Investment Objective: The Access VP High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	52%
Futures Contracts	11%
Credit Default Swap Agreements	84%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund Access VP High Yield primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer, Cyclical	28%
Consumer, Non-cyclical	16%
Communications	12%
Financial	11%
Energy	9%
Industrials	7%
Basic Materials	6%
Utilities	6%
Technology	5%

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (52.4%)

	Principal Amount	Value
U.S. Treasury Notes, 2.63%, 5/31/27	$4,750,000	$4,660,752
TOTAL U.S. TREASURY OBLIGATION (Cost $4,689,098)		4,660,752
Repurchase Agreements(a) (39.3%)
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $3,493,133	3,493,000	3,493,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,493,000)		3,493,000
TOTAL INVESTMENT SECURITIES (Cost $8,182,098)—91.7%		8,153,752
Net other assets (liabilities)—8.3%		740,818
NET ASSETS—100.0%		$8,894,570

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	9	10/3/22	$1,009,055	$(11,546)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Sell Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 38	Daily	5.00%	6/20/27	5.82%	$7,504,200	$(216,001)	$355,932	$(571,933)	$(11,115)

See accompanying notes to financial statements.

Financial Statements :: ProFund Access VP High Yield :: 5

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(3)	The notional amount represents the maximum potential amount the Fund could be required pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to financial statements.

6 :: ProFund Access VP High Yield :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$8,182,098
Securities, at value	4,660,752
Repurchase agreements, at value	3,493,000
Total Investment Securities, at value	8,153,752
Cash	5,405
Segregated cash balances for futures contracts with brokers	13,860
Segregated cash balances for credit default swap agreements with brokers	755,094
Interest receivable	10,694
Receivable for capital shares issued	82
Variation margin on futures contracts	5,133
Prepaid expenses	136
TOTAL ASSETS	8,944,156

LIABILITIES:
Payable for capital shares redeemed	2,977
Variation margin on credit default swap agreements	11,115
Advisory fees payable	9,230
Management services fees payable	1,231
Administration fees payable	1,313
Administrative services fees payable	6,274
Distribution fees payable	6,732
Transfer agency fees payable	1,957
Fund accounting fees payable	726
Compliance services fees payable	87
Other accrued expenses	7,944
TOTAL LIABILITIES	49,586
NET ASSETS	$8,894,570

NET ASSETS CONSIST OF:
Capital	$13,188,865
Total distributable earnings (loss)	(4,294,295)
NET ASSETS	$8,894,570
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	380,511
Net Asset Value (offering and redemption price per share)	$23.38

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$71,860

EXPENSES:
Advisory fees	47,386
Management services fees	6,318
Administration fees	4,896
Transfer agency fees	4,266
Administrative services fees	15,654
Distribution fees	15,795
Custody fees	755
Fund accounting fees	2,761
Trustee fees	135
Compliance services fees	29
Other fees	3,887
Recoupment of prior expenses reduced by the Advisor	4,500
Total Gross Expenses before reductions	106,382
Expenses reduced and reimbursed by the Advisor	(239)
TOTAL NET EXPENSES	106,143
NET INVESTMENT INCOME (LOSS)	(34,283)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(720,234)
Net realized gains (losses) on futures contracts	(218,298)
Net realized gains (losses) on swap agreements	(715,518)
Change in net unrealized appreciation/depreciation on investment securities	(7,565)
Change in net unrealized appreciation/depreciation on futures contracts	(8,568)
Change in net unrealized appreciation/depreciation on swap agreements	(527,055)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,197,238)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,231,521)

See accompanying notes to financial statements.

Financial Statements :: ProFund Access VP High Yield :: 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(34,283)	$(226,634)
Net realized gains (losses) on investments	(1,654,050)	982,399
Change in net unrealized appreciation/depreciation on investments	(543,188)	(798,682)
Change in net assets resulting from operations	(2,231,521)	(42,917)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(490,299)
Change in net assets resulting from distributions	—	(490,299)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,370,973	30,924,436
Distributions reinvested	—	490,299
Value of shares redeemed	(25,569,917)	(35,479,084)
Change in net assets resulting from capital transactions	(4,198,944)	(4,064,349)
Change in net assets	(6,430,465)	(4,597,565)

NET ASSETS:
Beginning of period	15,325,035	19,922,600
End of period	$8,894,570	$15,325,035

SHARE TRANSACTIONS:
Issued	865,549	1,157,931
Reinvested	—	18,614
Redeemed	(1,063,113)	(1,333,589)
Change in shares	(197,564)	(157,044)

See accompanying notes to financial statements.

8 :: ProFund Access VP High Yield :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$26.51	$27.10	$28.71	$26.74		$28.25		$29.12

Investment Activities:
Net investment income (loss)(a)	(0.07)	(0.34)	(0.31)	0.06		0.16		(0.10)
Net realized and unrealized gains (losses) on investments	(3.06)	0.41	0.16	3.21		(0.33)		1.47
Total income (loss) from investment activities	(3.13)	0.07	(0.15)	3.27		(0.17)		1.37

Distributions to Shareholders From:
Net investment income	—	—	—	(0.06)		(0.16)		—
In excess of net investment income	—	(0.66)	(1.46)	(1.24)		(0.37)		(1.11)
Net realized gains on investments	—	—	—	—		(0.60)		(1.13)
Return of capital	—	—	—	—		(0.21)		—
Total distributions	—	(0.66)	(1.46)	(1.30)		(1.34)		(2.24)

Net Asset Value, End of Period	$23.38	$26.51	$27.10	$28.71		$26.74		$28.25

Total Return(b)(c)	(11.81)%	0.27%	0.06%	12.43%		(0.61	)%(d)	4.79%

Ratios to Average Net Assets:
Gross expenses(c)(e)	1.69%	1.72%	1.87%	1.73%		1.72%		1.71%
Net expenses(c)(e)	1.68%	1.68%	1.68%	1.70	%(f)	1.66	%(d)	1.68%
Net investment income (loss)(c)(e)	(0.54)%	(1.28)%	(1.16)%	0.23%		0.58	%(d)	(0.34)%

Supplemental Data:
Net assets, end of period (000's)	$8,895	$15,325	$19,923	$32,038		$16,054		$25,713
Portfolio turnover rate(b)(g)	830%	1,351%	1,447%	1,459%		1,539%		1,407%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and 0.57%, respectively, and the total return would have been (0.62)%.

(e)	Annualized for periods less than one year.

(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 9

Investment Objective: The ProFund VP Asia 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	7.5%
Daqo New Energy Corp.	6.0%
Alibaba Group Holding, Ltd.	4.7%
Beigene, Ltd.	4.7%
Pinduoduo, Inc.	4.5%

ProFunds Asia 30® Index – Composition

Industry Breakdown	% of Index
Consumer Discretionary	26%
Information Technology	24%
Communication Services	19%
Financials	17%
Health Care	6%
Industrials	3%
Real Estate	3%
Consumer Staples	2%

Country Composition
China	78%
India	10%
Taiwan	7%
Singapore	2%
Hong Kong	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.4%)

	Shares	Value
360 DigiTech, Inc.ADR (Consumer Finance)	24,774	$428,590
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	8,282	941,497
Baidu, Inc.*ADR (Interactive Media & Services)	5,230	777,858
Beigene, Ltd.*ADR (Biotechnology)	5,812	940,672
Bilibili, Inc.*ADR(a) (Entertainment)	18,744	479,846
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	16,928	1,208,320
Futu Holdings, Ltd.*ADR (Capital Markets)	12,641	659,986
GDS Holdings, Ltd.*ADR(a) (IT Services)	12,787	426,958
HDFC Bank, Ltd.ADR (Banks)	8,137	447,210
ICICI Bank, Ltd.ADR (Banks)	42,574	755,263
Infosys, Ltd.ADR (IT Services)	45,044	833,764
iQIYI, Inc.*ADR (Entertainment)	128,885	541,317
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	10,753	690,558
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	11,770	814,249
JOYY, Inc.ADR (Interactive Media & Services)	10,829	323,354
KE Holdings, Inc.*ADR (Real Estate Management & Development)	29,352	526,868
Li Auto, Inc.*ADR (Automobiles)	23,321	893,428
Lufax Holding, Ltd.ADR (Consumer Finance)	116,316	697,896
NetEase, Inc.ADR (Entertainment)	8,864	827,544
NIO, Inc.*ADR (Automobiles)	28,407	617,000
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	14,524	897,583
Rlx Technology, Inc.*ADR (Tobacco)	144,796	308,415
Sea, Ltd.*ADR (Entertainment)	6,394	427,503
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	18,454	1,508,615
TAL Education Group*ADR (Diversified Consumer Services)	152,642	743,367
Tencent Music Entertainment Group*ADR (Entertainment)	86,311	433,281
Up Fintech Holding, Ltd.*ADR(a) (Capital Markets)	109,560	516,028
XPeng, Inc.*ADR (Automobiles)	19,253	611,090
Zai Lab, Ltd.*ADR (Biotechnology)	10,026	347,702
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	21,287	584,328
TOTAL COMMON STOCKS (Cost $14,287,158)		20,210,090

Collateral for Securities Loaned(b) (7.1%)
Invesco Government & Agency Portfolio—Institutional Shares, 1.42%(c)	1,430,253	1,430,253
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,430,253)		1,430,253
TOTAL INVESTMENT SECURITIES (Cost $15,717,411)—107.5%		21,640,343
Net other assets (liabilities)—(7.5)%		(1,501,003)
NET ASSETS—100.0%		$20,139,340

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $1,394,145.

(b)	Securities were purchased with cash collateral held from securities on loan at June 30, 2022.

(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2022.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

10 :: ProFund VP Asia 30 :: Financial Statements

ProFund VP Asia 30 invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Air Freight & Logistics	$584,328	2.9%
Automobiles	2,121,518	10.5%
Banks	1,202,473	6.0%
Biotechnology	1,288,374	6.4%
Capital Markets	1,176,014	5.8%
Consumer Finance	1,126,486	5.6%
Diversified Consumer Services	743,367	3.7%
Entertainment	2,709,491	13.5%
Interactive Media & Services	1,101,212	5.5%
Internet & Direct Marketing Retail	2,529,638	12.7%
IT Services	1,260,722	6.2%
Real Estate Management & Development	526,868	2.6%
Semiconductors & Semiconductor Equipment	3,531,184	17.5%
Tobacco	308,415	1.5%
Other**	(70,750)	(0.4)%
Total	$20,139,340	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2022:

	Value	% of Net Assets
China	$16,237,735	80.7%
India	2,036,237	10.1%
Singapore	427,503	2.1%
Taiwan	1,508,615	7.5%
Other**	(70,750)	(0.4)%
Total	$20,139,340	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 11

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$15,717,411
Securities, at value(a)	21,640,343
Total Investment Securities, at value	21,640,343
Dividends receivable	20,483
Receivable for capital shares issued	123,885
Prepaid expenses	236
TOTAL ASSETS	21,784,947

LIABILITIES:
Cash overdraft	47,380
Payable for collateral for securities loaned	1,430,253
Payable for capital shares redeemed	121,554
Advisory fees payable	11,420
Management services fees payable	1,523
Administration fees payable	1,596
Administrative services fees payable	5,821
Distribution fees payable	8,967
Trustee fees payable	6
Transfer agency fees payable	2,521
Fund accounting fees payable	892
Compliance services fees payable	119
Other accrued expenses	13,555
TOTAL LIABILITIES	1,645,607
NET ASSETS	$20,139,340

NET ASSETS CONSIST OF:
Capital	$18,685,691
Total distributable earnings (loss)	1,453,649
NET ASSETS	$20,139,340
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	501,400
Net Asset Value (offering and redemption price per share)	$40.17

(a) Includes securities on loan valued at:	$1,394,145

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$107,100
Interest	234
Foreign tax withholding	(3,470)
Net income from securities lending	4,167
TOTAL INVESTMENT INCOME	108,031

EXPENSES:
Advisory fees	68,523
Management services fees	9,136
Administration fees	7,852
Transfer agency fees	6,774
Administrative services fees	17,334
Distribution fees	22,841
Custody fees	9,617
Fund accounting fees	4,420
Trustee fees	246
Compliance services fees	49
Other fees	6,751
TOTAL NET EXPENSES	153,543
NET INVESTMENT INCOME (LOSS)	(45,512)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,690,469)
Change in net unrealized appreciation/depreciation on investment securities	(646,021)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,336,490)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,382,002)

See accompanying notes to financial statements.

12 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(45,512)	$105,179
Net realized gains (losses) on investments	(2,690,469)	1,586,187
Change in net unrealized appreciation/depreciation on investments	(646,021)	(7,229,921)
Change in net assets resulting from operations	(3,382,002)	(5,538,555)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,327,623)	(4,388,382)
Change in net assets resulting from distributions	(2,327,623)	(4,388,382)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,214,009	45,782,302
Distributions reinvested	2,327,623	4,388,382
Value of shares redeemed	(14,599,703)	(47,830,246)
Change in net assets resulting from capital transactions	3,941,929	2,340,438
Change in net assets	(1,767,696)	(7,586,499)

NET ASSETS:
Beginning of period	21,907,036	29,493,535
End of period	$20,139,340	$21,907,036

SHARE TRANSACTIONS:
Issued	375,053	616,849
Reinvested	60,083	65,294
Redeemed	(345,030)	(659,603)
Change in shares	90,106	22,540

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Asia 30 :: 13

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021		Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$53.26	$75.87		$62.15	$49.34	$60.88	$47.26

Investment Activities:
Net investment income (loss)(a)	(0.11)	0.24		(0.11)	0.39	0.11	0.21
Net realized and unrealized gains (losses) on investments	(7.75)	(12.05)		21.13	12.56	(11.37)	15.27
Total income (loss) from investment activities	(7.86)	(11.81)		21.02	12.95	(11.26)	15.48

Distributions to Shareholders From:
Net investment income	(0.21)	—		(0.72)	(0.14)	(0.28)	—
Net realized gains on investments	(5.02)	(10.80)		(6.58)	—	—	(1.86)
Total distributions	(5.23)	(10.80)		(7.30)	(0.14)	(0.28)	(1.86)

Net Asset Value, End of Period	$40.17	$53.26		$75.87	$62.15	$49.34	$60.88

Total Return(b)(c)	(14.39)%	(18.52	)%(d)	35.55%	26.31%	(18.59)%	32.87%

Ratios to Average Net Assets:
Gross expenses(c)(e)	1.68%	1.68%		1.71%	1.72%	1.74%	1.70%
Net expenses(c)(e)	1.68%	1.68%		1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)(e)	(0.50)%	0.33%		(0.18)%	0.68%	0.19%	0.37%

Supplemental Data:
Net assets, end of period (000's)	$20,139	$21,907		$29,494	$29,057	$19,796	$34,695
Portfolio turnover rate(b)(f)	76%	125%		130%	111%	87%	96%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.34%.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

14 :: ProFund VP Banks :: Financial Statements

Investment Objective: The ProFund VP Banks seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. BanksSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	20%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	20.0%
Bank of America Corp.	13.4%
Wells Fargo & Co.	9.0%
Citigroup, Inc.	5.4%
The PNC Financial Services Group, Inc.	4.0%

Dow Jones U.S. BanksSM Index – Composition

% of Index
Diversified Banks	65%
Regional Banks	35%

Schedule of Portfolio Investments (unaudited)

Common Stocks (79.3%)

	Shares	Value
Bank of America Corp. (Banks)	20,029	$623,503
Bank OZK (Banks)	319	11,972
BOK Financial Corp. (Banks)	85	6,424
Citigroup, Inc. (Banks)	5,486	252,301
Citizens Financial Group, Inc. (Banks)	1,386	49,466
Comerica, Inc. (Banks)	369	27,077
Commerce Bancshares, Inc. (Banks)	310	20,352
Cullen/Frost Bankers, Inc. (Banks)	161	18,748
East West Bancorp, Inc. (Banks)	401	25,985
F.N.B. Corp. (Banks)	953	10,350
Fifth Third Bancorp (Banks)	1,938	65,117
First Citizens BancShares, Inc.—Class A (Banks)	38	24,844
First Financial Bankshares, Inc. (Banks)	363	14,255
First Horizon Corp. (Banks)	1,512	33,043
First Republic Bank (Banks)	507	73,109
Glacier Bancorp, Inc. (Banks)	307	14,558
Home BancShares, Inc. (Banks)	534	11,091
Huntington Bancshares, Inc. (Banks)	4,066	48,914
JPMorgan Chase & Co. (Banks)	8,297	934,326
KeyCorp (Banks)	2,634	45,384
M&T Bank Corp. (Banks)	507	80,811
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,319	12,042
Pinnacle Financial Partners, Inc. (Banks)	216	15,619
Popular, Inc. (Banks)	216	16,617
Prosperity Bancshares, Inc. (Banks)	260	17,750
Regions Financial Corp. (Banks)	2,640	49,500
Signature Bank (Banks)	178	31,899
SVB Financial Group* (Banks)	166	65,568
Synovus Financial Corp. (Banks)	411	14,817
TFS Financial Corp. (Thrifts & Mortgage Finance)	135	1,854
The PNC Financial Services Group, Inc. (Banks)	1,168	184,275
Truist Financial Corp. (Banks)	3,761	178,384
U.S. Bancorp (Banks)	3,819	175,750
UMB Financial Corp. (Banks)	122	10,504
Umpqua Holdings Corp. (Banks)	613	10,280
United Bankshares, Inc. (Banks)	383	13,432
Valley National Bancorp (Banks)	1,187	12,357
Webster Financial Corp. (Banks)	503	21,201
Wells Fargo & Co. (Banks)	10,708	419,432
Western Alliance Bancorp (Banks)	306	21,604
Wintrust Financial Corp. (Banks)	170	13,626
Zions Bancorp (Banks)	428	21,785
TOTAL COMMON STOCKS (Cost $997,608)		3,699,926

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $17,001	$17,000	$17,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,000)		17,000
TOTAL INVESTMENT SECURITIES (Cost $1,014,608)—79.7%		3,716,926
Net other assets (liabilities)—20.3%		944,426
NET ASSETS—100.0%		$4,661,352

*	Non-income producing security.

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 15

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	7/25/22	2.18%	$955,347	$(924)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Banks	$3,686,030	79.0%
Thrifts & Mortgage Finance	13,896	0.3%
Other**	961,426	20.7%
Total	$4,661,352	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

16 :: ProFund VP Banks :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$1,014,608
Securities, at value	3,699,926
Repurchase agreements, at value	17,000
Total Investment Securities, at value	3,716,926
Cash	31
Segregated cash balances for swap agreements with custodian	60,000
Dividends and interest receivable	5,955
Receivable for capital shares issued	944
Receivable for investments sold	903,536
Prepaid expenses	247
TOTAL ASSETS	4,687,639

LIABILITIES:
Payable for capital shares redeemed	14,439
Unrealized depreciation on swap agreements	924
Advisory fees payable	2,908
Management services fees payable	388
Administration fees payable	448
Administrative services fees payable	1,819
Distribution fees payable	2,001
Transfer agency fees payable	783
Fund accounting fees payable	261
Compliance services fees payable	76
Other accrued expenses	2,240
TOTAL LIABILITIES	26,287
NET ASSETS	$4,661,352

NET ASSETS CONSIST OF:
Capital	$10,023,950
Total distributable earnings (loss)	(5,362,598)
NET ASSETS	$4,661,352
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	196,577
Net Asset Value (offering and redemption price per share)	$23.71

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$141,781
Interest	135
TOTAL INVESTMENT INCOME	141,916

EXPENSES:
Advisory fees	51,665
Management services fees	6,889
Administration fees	5,068
Transfer agency fees	4,332
Administrative services fees	16,455
Distribution fees	17,221
Custody fees	690
Fund accounting fees	2,896
Trustee fees	130
Compliance services fees	40
Other fees	7,044
Recoupment of prior expenses reduced by the Advisor	3,733
Total Gross Expenses before reductions	116,163
Expenses reduced and reimbursed by the Advisor	(434)
TOTAL NET EXPENSES	115,729
NET INVESTMENT INCOME (LOSS)	26,187

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(3,330,465)
Net realized gains (losses) on swap agreements	(11,199)
Change in net unrealized appreciation/depreciation on investment securities	(1,484,226)
Change in net unrealized appreciation/depreciation on swap agreements	(1,534)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,827,424)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,801,237)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 17

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$26,187	$49,018
Net realized gains (losses) on investments	(3,341,664)	291,776
Change in net unrealized appreciation/depreciation on investments	(1,485,760)	1,462,725
Change in net assets resulting from operations	(4,801,237)	1,803,519

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(49,018)	(82,428)
Change in net assets resulting from distributions	(49,018)	(82,428)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	46,679,442	42,197,240
Distributions reinvested	49,018	82,428
Value of shares redeemed	(44,717,166)	(41,323,046)
Change in net assets resulting from capital transactions	2,011,294	956,622
Change in net assets	(2,838,961)	2,677,713

NET ASSETS:
Beginning of period	7,500,313	4,822,600
End of period	$4,661,352	$7,500,313

SHARE TRANSACTIONS:
Issued	1,430,834	1,390,030
Reinvested	1,896	2,662
Redeemed	(1,473,247)	(1,358,451)
Change in shares	(40,517)	34,241

See accompanying notes to financial statements.

18 :: ProFund VP Banks :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$31.63	$23.77	$28.74	$21.31	$26.03	$22.14

Investment Activities:
Net investment income (loss)(a)	0.06	0.17	0.36	0.31	0.15	0.08
Net realized and unrealized gains (losses) on investments	(7.74)	7.93	(4.85)	7.39	(4.79)	3.87
Total income (loss) from investment activities	(7.68)	8.10	(4.49)	7.70	(4.64)	3.95

Distributions to Shareholders From:
Net investment income	(0.24)	(0.24)	(0.48)	(0.27)	(0.08)	(0.06)

Net Asset Value, End of Period	$23.71	$31.63	$23.77	$28.74	$21.31	$26.03

Total Return(b)(c)	(24.35)%	34.09%	(15.21)%	36.43%	(17.90)%	17.92%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.69%	1.68%	1.74%	1.70%	1.71%	1.69%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)(d)	0.38%	0.57%	1.74%	1.24%	0.57%	0.36%

Supplemental Data:
Net assets, end of period (000's)	$4,661	$7,500	$4,823	$9,333	$6,539	$14,608
Portfolio turnover rate(b)(e)	397%	551%	478%	293%	324%	319%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 19

Investment Objective: The ProFund VP Basic Materials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	18.6%
Air Products & Chemicals, Inc.	6.8%
Newmont Corp.	6.1%
Freeport-McMoRan, Inc.	5.4%
Corteva, Inc.	5.0%

Dow Jones U.S. Basic MaterialsSM Index – Composition

% of Index
Chemicals	77%
Metals & Mining	23%

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.6%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	4,189	$1,007,370
Albemarle Corp. (Chemicals)	2,212	462,264
Alcoa Corp. (Metals & Mining)	3,484	158,801
Ashland Global Holdings, Inc. (Chemicals)	958	98,722
Axalta Coating Systems, Ltd.* (Chemicals)	3,932	86,937
Celanese Corp. (Chemicals)	2,046	240,630
CF Industries Holdings, Inc. (Chemicals)	3,940	337,776
Cleveland-Cliffs, Inc.* (Metals & Mining)	9,019	138,622
Commercial Metals Co. (Metals & Mining)	2,295	75,965
Corteva, Inc. (Chemicals)	13,669	740,039
Dow, Inc. (Chemicals)	13,752	709,741
DuPont de Nemours, Inc. (Chemicals)	9,605	533,846
Eastman Chemical Co. (Chemicals)	2,434	218,500
Ecolab, Inc. (Chemicals)	4,694	721,749
Element Solutions, Inc. (Chemicals)	4,117	73,283
FMC Corp. (Chemicals)	2,379	254,577
Freeport-McMoRan, Inc. (Metals & Mining)	27,374	800,963
Ginkgo Bioworks Holdings, Inc.*(a) (Chemicals)	18,159	43,218
Huntsman Corp. (Chemicals)	3,765	106,738
Ingevity Corp.* (Chemicals)	732	46,218
International Flavors & Fragrances, Inc. (Chemicals)	4,813	573,325
Linde PLC (Chemicals)	9,506	2,733,259
LyondellBasell Industries N.V.—Class A (Chemicals)	4,889	427,592
MP Materials Corp.* (Metals & Mining)	1,408	45,169
NewMarket Corp. (Chemicals)	128	38,523
Newmont Corp. (Metals & Mining)	14,990	894,453
Nucor Corp. (Metals & Mining)	5,025	524,660
Olin Corp. (Chemicals)	2,621	121,300
PPG Industries, Inc. (Chemicals)	4,461	510,071
Reliance Steel & Aluminum Co. (Metals & Mining)	1,170	198,736
Royal Gold, Inc. (Metals & Mining)	1,240	132,407
RPM International, Inc. (Chemicals)	2,446	192,549
Steel Dynamics, Inc. (Metals & Mining)	3,386	223,984
Sylvamo Corp. (Paper & Forest Products)	667	21,798
The Chemours Co. (Chemicals)	2,936	94,011
The Mosaic Co. (Chemicals)	6,837	322,912
The Scotts Miracle-Gro Co.—Class A (Chemicals)	764	60,348
United States Steel Corp. (Metals & Mining)	4,923	88,171
Valvoline, Inc. (Chemicals)	3,366	97,042
Westlake Chemical Corp. (Chemicals)	630	61,753
TOTAL COMMON STOCKS (Cost $6,547,445)		14,218,022

Collateral for Securities Loaned(b) (0.3%)
Invesco Government & Agency Portfolio—Institutional Shares, 1.42%(c)	51,425	51,425
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $51,425)		51,425
TOTAL INVESTMENT SECURITIES (Cost $6,598,870)—96.9%		14,269,447
Net other assets (liabilities)—3.1%		461,134
NET ASSETS—100.0%		$14,730,581

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $44,506.
(b)	Securities were purchased with cash collateral held from securities on loan at June 30, 2022.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2022.

See accompanying notes to financial statements.

20 :: ProFund VP Basic Materials :: Financial Statements

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	7/25/22	2.18%	$506,796	$2,640

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Basic Materials invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Chemicals	$10,914,293	74.2%
Metals & Mining	3,281,931	22.3%
Paper & Forest Products	21,798	0.1%
Other**	512,559	3.4%
Total	$14,730,581	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 21

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$6,598,870
Securities, at value(a)	14,269,447
Total Investment Securities, at value	14,269,447
Segregated cash balances for swap agreements with custodian	90,000
Dividends receivable	22,798
Unrealized appreciation on swap agreements	2,640
Receivable for capital shares issued	2,135
Receivable for investments sold	501,094
Prepaid expenses	160
TOTAL ASSETS	14,888,274

LIABILITIES:
Cash overdraft	56,539
Payable for collateral for securities loaned	51,425
Payable for capital shares redeemed	4,252
Advisory fees payable	10,494
Management services fees payable	1,399
Administration fees payable	1,482
Administrative services fees payable	8,725
Distribution fees payable	9,312
Transfer agency fees payable	2,666
Fund accounting fees payable	832
Compliance services fees payable	103
Other accrued expenses	10,464
TOTAL LIABILITIES	157,693
NET ASSETS	$14,730,581

NET ASSETS CONSIST OF:
Capital	$9,919,107
Total distributable earnings (loss)	4,811,474
NET ASSETS	$14,730,581
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	209,695
Net Asset Value (offering and redemption price per share)	$70.25

(a) Includes securities on loan valued at:	$44,506

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$192,703
Interest	443
TOTAL INVESTMENT INCOME	193,146

EXPENSES:
Advisory fees	66,702
Management services fees	8,893
Administration fees	7,764
Transfer agency fees	6,869
Administrative services fees	22,629
Distribution fees	22,234
Custody fees	1,061
Fund accounting fees	4,511
Trustee fees	237
Compliance services fees	54
Other fees	9,488
Total Gross Expenses before reductions	150,442
Expenses reduced and reimbursed by the Advisor	(1,028)
TOTAL NET EXPENSES	149,414
NET INVESTMENT INCOME (LOSS)	43,732

REALIZED AND UNREALIZED GAINS (LOSSES)ON INVESTMENTS:
Net realized gains (losses) on investment securities	(724,591)
Net realized gains (losses) on swap agreements	(123,315)
Change in net unrealized appreciation/depreciation on investment securities	(2,918,880)
Change in net unrealized appreciation/depreciation on swap agreements	(4,465)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,771,251)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,727,519)

See accompanying notes to financial statements.

22 :: ProFund VP Basic Materials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$43,732	$31,759
Net realized gains (losses) on investments	(847,906)	205,580
Change in net unrealized appreciation/depreciation on investments	(2,923,345)	2,936,428
Change in net assets resulting from operations	(3,727,519)	3,173,767

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(191,880)	(550,093)
Change in net assets resulting from distributions	(191,880)	(550,093)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,676,508	31,694,090
Distributions reinvested	191,880	550,093
Value of shares redeemed	(14,501,947)	(34,000,418)
Change in net assets resulting from capital transactions	1,366,441	(1,756,235)
Change in net assets	(2,552,958)	867,439

NET ASSETS:
Beginning of period	17,283,539	16,416,100
End of period	$14,730,581	$17,283,539

SHARE TRANSACTIONS:
Issued	184,586	402,912
Reinvested	2,370	6,830
Redeemed	(180,737)	(442,935)
Change in shares	6,219	(33,193)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Basic Materials :: 23

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$84.94	$69.36	$64.71	$56.94	$69.41	$56.66

Investment Activities:
Net investment income (loss)(a)	0.20	0.14	0.32	0.37	0.14	0.17
Net realized and unrealized gains (losses) on investments	(14.06)	17.52	9.87	9.53	(12.36)	12.84
Total income (loss) from investment activities	(13.86)	17.66	10.19	9.90	(12.22)	13.01

Distributions to Shareholders From:
Net investment income	(0.14)	(0.23)	(0.42)	(0.22)	(0.25)	(0.26)
Net realized gains on investments	(0.69)	(1.85)	(5.12)	(1.91)	—	—
Total distributions	(0.83)	(2.08)	(5.54)	(2.13)	(0.25)	(0.26)

Net Asset Value, End of Period	$70.25	$84.94	$69.36	$64.71	$56.94	$69.41

Total Return(b)(c)	(16.45)%	25.63%	16.49%	17.72%	(17.66)%	22.96%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.69%	1.68%	1.73%	1.71%	1.74%	1.69%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)(d)	0.49%	0.18%	0.53%	0.60%	0.21%	0.27%

Supplemental Data:
Net assets, end of period (000's)	$14,731	$17,284	$16,416	$11,884	$12,171	$33,707
Portfolio turnover rate(b)(e)	47%	134%	135%	58%	39%	127%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

24 :: ProFund VP Bear :: Financial Statements

Investment Objective: The ProFund VP Bear seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P 500® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500® Index – Composition

% of Index
Information Technology	26%
Health Care	15%
Financials	11%
Consumer Discretionary	11%
Communication Services	9%
Industrials	8%
Consumer Staples	7%
Energy	4%
Utilities	3%
Real Estate	3%
Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (92.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $6,294,240	$6,294,000	$6,294,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,294,000)		6,294,000
TOTAL INVESTMENT SECURITIES (Cost $6,294,000)—92.5%		6,294,000
Net other assets (liabilities)—7.5%		511,408
NET ASSETS—100.0%		$6,805,408

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $1,111,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/27/22	(1.93)%	$(1,623,928)	$35,037
S&P 500	UBS AG	7/27/22	(1.73)%	(5,182,564)	137,059
				$(6,806,492)	$172,096

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 25

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$6,294,000
Repurchase agreements, at value	6,294,000
Total Investment Securities, at value	6,294,000
Cash	831
Segregated cash balances for swap agreements with custodian	13
Interest receivable	240
Unrealized appreciation on swap agreements	172,096
Receivable for capital shares issued	349,532
Prepaid expenses	227
TOTAL ASSETS	6,816,939

LIABILITIES:
Payable for capital shares redeemed	117
Advisory fees payable	3,349
Management services fees payable	446
Administration fees payable	470
Administrative services fees payable	1,651
Distribution fees payable	1,906
Transfer agency fees payable	735
Fund accounting fees payable	260
Compliance services fees payable	20
Other accrued expenses	2,577
TOTAL LIABILITIES	11,531
NET ASSETS	$6,805,408

NET ASSETS CONSIST OF:
Capital	$29,057,575
Total distributable earnings (loss)	(22,252,167)
NET ASSETS	$6,805,408
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	387,848
Net Asset Value (offering and redemption price per share)	$17.55

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$7,687

EXPENSES:
Advisory fees	11,042
Management services fees	1,472
Administration fees	1,484
Transfer agency fees	1,330
Administrative services fees	3,756
Distribution fees	3,681
Custody fees	185
Fund accounting fees	859
Trustee fees	50
Compliance services fees	11
Other fees	1,566
Total Gross Expenses before reductions	25,436
Expenses reduced and reimbursed by the Advisor	(702)
TOTAL NET EXPENSES	24,734
NET INVESTMENT INCOME (LOSS)	(17,047)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	275,648
Change in net unrealized appreciation/depreciation on swap agreements	164,228
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	439,876
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$422,829

See accompanying notes to financial statements.

26 :: ProFund VP Bear :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(17,047)	$(51,431)
Net realized gains (losses) on investments	275,648	(692,585)
Change in net unrealized appreciation/depreciation on investments	164,228	30,860
Change in net assets resulting from operations	422,829	(713,156)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(21,696)
Change in net assets resulting from distributions	—	(21,696)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,708,170	24,842,719
Distributions reinvested	—	21,696
Value of shares redeemed	(11,882,412)	(24,924,990)
Change in net assets resulting from capital transactions	4,825,758	(60,575)
Change in net assets	5,248,587	(795,427)

NET ASSETS:
Beginning of period	1,556,821	2,352,248
End of period	$6,805,408	$1,556,821

SHARE TRANSACTIONS:
Issued	1,014,295	1,499,798
Reinvested	—	1,237
Redeemed	(733,359)	(1,514,177)
Change in shares	280,936	(13,142)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Bear :: 27

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$14.56	$19.59	$26.47	$34.40		$33.06	$40.30

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.28)	(0.35)	0.13		0.03	(0.32)
Net realized and unrealized gains (losses) on investments	3.08	(4.49)	(6.41)	(8.03)		1.31	(6.92)
Total income (loss) from investment activities	2.99	(4.77)	(6.76)	(7.90)		1.34	(7.24)

Distributions to Shareholders From:
Net investment income	—	—	(0.12)	(0.03)		—	—
Net realized gains on investments	—	(0.26)	—	—		—	—
Total distributions	—	(0.26)	(0.12)	(0.03)		—	—

Net Asset Value, End of Period	$17.55	$14.56	$19.59	$26.47		$34.40	$33.06

Total Return(b)(c)	20.54%	(24.57)%	(25.61)%	(22.95)%		4.05%	(17.97)%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.73%	1.69%	1.79%	1.74%		1.65%	1.68%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.71	%(e)	1.65%	1.68%
Net investment income (loss)(c)(d)	(1.16)%	(1.68)%	(1.40)%	0.43%		0.08%	(0.88)%

Supplemental Data:
Net assets, end of period (000's)	$6,805	$1,557	$2,352	$3,207		$4,135	$4,157
Portfolio turnover rate(f)	—	—	—	—		—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

28 :: ProFund VP Biotechnology :: Financial Statements

Investment Objective: The ProFund VP Biotechnology seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	11%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AbbVie, Inc.	18.7%
Danaher Corp.	11.3%
Amgen, Inc.	9.0%
Gilead Sciences, Inc.	5.4%
Vertex Pharmaceuticals, Inc.	5.0%

Dow Jones U.S. BiotechnologySM Index – Composition

% of Index
Biotechnology	69%
Life Sciences Tools & Services	31%

Schedule of Portfolio Investments (unaudited)

Common Stocks (89.4%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	3,122	$141,271
AbbVie, Inc. (Biotechnology)	58,741	8,996,771
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	3,917	55,191
Agilent Technologies, Inc. (Life Sciences Tools & Services)	9,976	1,184,849
Agios Pharmaceuticals, Inc.* (Biotechnology)	1,821	40,372
Alkermes PLC* (Biotechnology)	5,433	161,849
Allogene Therapeutics, Inc.* (Biotechnology)	2,482	28,295
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	4,016	585,734
Amgen, Inc. (Biotechnology)	17,757	4,320,277
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	3,515	123,763
Avantor, Inc.* (Life Sciences Tools & Services)	20,288	630,957
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	2,493	179,745
Beam Therapeutics, Inc.* (Biotechnology)	1,542	59,691
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	1,398	6,948
Biogen, Inc.* (Biotechnology)	4,868	992,780
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	2,102	306,282
BioMarin Pharmaceutical, Inc.* (Biotechnology)	6,149	509,568
Bio-Techne Corp. (Life Sciences Tools & Services)	1,304	452,019
Blueprint Medicines Corp.* (Biotechnology)	1,980	100,010
Bridgebio Pharma, Inc.* (Biotechnology)	3,584	32,543
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,689	361,395
CRISPR Therapeutics AG* (Biotechnology)	2,369	143,964
Danaher Corp. (Health Care Equipment & Supplies)	21,510	5,453,215
Denali Therapeutics, Inc.* (Biotechnology)	3,106	91,410
Emergent BioSolutions, Inc.* (Biotechnology)	1,486	46,125
Exact Sciences Corp.* (Biotechnology)	5,849	230,392
Exelixis, Inc.* (Biotechnology)	10,662	221,983
Fate Therapeutics, Inc.* (Biotechnology)	2,730	67,649
Gilead Sciences, Inc. (Biotechnology)	41,695	2,577,167
Halozyme Therapeutics, Inc.* (Biotechnology)	4,586	201,784
Horizon Therapeutics PLC* (Pharmaceuticals)	7,642	609,526
Illumina, Inc.* (Life Sciences Tools & Services)	5,222	962,727
Incyte Corp.* (Biotechnology)	6,259	475,496
Intellia Therapeutics, Inc.* (Biotechnology)	2,345	121,377
Ionis Pharmaceuticals, Inc.* (Biotechnology)	4,714	174,512
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	6,292	1,365,300
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	3,629	103,100
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	895	133,955
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	754	866,173
Mirati Therapeutics, Inc.* (Biotechnology)	1,661	111,503
Moderna, Inc.* (Biotechnology)	11,503	1,643,204
Natera, Inc.* (Biotechnology)	2,977	105,505
Nektar Therapeutics* (Pharmaceuticals)	6,192	23,530
Neurocrine Biosciences, Inc.* (Biotechnology)	3,177	309,694
Novavax, Inc.* (Biotechnology)	2,597	133,564
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	7,459	32,969
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,591	2,122,748
Repligen Corp.* (Life Sciences Tools & Services)	1,714	278,354
Sarepta Therapeutics, Inc.* (Biotechnology)	2,909	218,059
Seagen, Inc.* (Biotechnology)	4,467	790,391
Sotera Health Co.* (Life Sciences Tools & Services)	3,290	64,451
Syneos Health, Inc.* (Life Sciences Tools & Services)	3,410	244,429
Twist Bioscience Corp.* (Biotechnology)	1,870	65,375
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	2,325	138,710
United Therapeutics Corp.* (Biotechnology)	1,506	354,874
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,502	2,395,779
Vir Biotechnology, Inc.* (Biotechnology)	2,464	62,758
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,462	744,435
TOTAL COMMON STOCKS (Cost $20,554,174)		42,956,497

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 29

Repurchase Agreements(a) (1.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $858,033	$858,000	$858,000
TOTAL REPURCHASE AGREEMENTS (Cost $858,000)		858,000
TOTAL INVESTMENT SECURITIES (Cost $21,412,174)—91.2%		43,814,497
Net other assets (liabilities)—8.8%		4,242,449
NET ASSETS—100.0%		$48,056,946

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	7/25/22	2.18%	$5,049,615	$(2,155)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Biotechnology	$29,117,149	60.6%
Health Care Equipment & Supplies	6,197,650	12.9%
Life Sciences Tools & Services	6,828,897	14.2%
Pharmaceuticals	633,056	1.3%
Semiconductors & Semiconductor Equipment	179,745	0.4%
Other**	5,100,449	10.6%
Total	$48,056,946	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

30 :: ProFund VP Biotechnology :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$21,412,174
Securities, at value	42,956,497
Repurchase agreements, at value	858,000
Total Investment Securities, at value	43,814,497
Cash	14,228
Segregated cash balances for swap agreements with custodian	195,000
Dividends and interest receivable	5,912
Receivable for capital shares issued	149,354
Receivable for investments sold	4,005,133
Prepaid expenses	536
TOTAL ASSETS	48,184,660

LIABILITIES:
Payable for capital shares redeemed	2,698
Unrealized depreciation on swap agreements	2,155
Advisory fees payable	28,722
Management services fees payable	3,830
Administration fees payable	3,991
Administrative services fees payable	18,251
Distribution fees payable	28,220
Trustee fees payable	15
Transfer agency fees payable	6,925
Fund accounting fees payable	2,226
Compliance services fees payable	323
Other accrued expenses	30,358
TOTAL LIABILITIES	127,714
NET ASSETS	$48,056,946

NET ASSETS CONSIST OF:
Capital	$24,025,479
Total distributable earnings (loss)	24,031,467
NET ASSETS	$48,056,946
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	742,331
Net Asset Value (offering and redemption price per share)	$64.74

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$362,923
Interest	546
TOTAL INVESTMENT INCOME	363,469

EXPENSES:
Advisory fees	192,656
Management services fees	25,687
Administration fees	21,476
Transfer agency fees	18,701
Administrative services fees	45,145
Distribution fees	64,219
Custody fees	2,896
Fund accounting fees	12,180
Trustee fees	663
Compliance services fees	132
Other fees	24,576
TOTAL NET EXPENSES	408,331
NET INVESTMENT INCOME (LOSS)	(44,862)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,088,426
Net realized gains (losses) on swap agreements	(78,751)
Change in net unrealized appreciation/depreciation on investment securities	(13,274,465)
Change in net unrealized appreciation/depreciation on swap agreements	(2,978)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(9,267,768)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,312,630)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 31

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(44,862)	$(98,109)
Net realized gains (losses) on investments	4,009,675	10,795,186
Change in net unrealized appreciation/depreciation on investments	(13,277,443)	(1,563,132)
Change in net assets resulting from operations	(9,312,630)	9,133,945

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(8,817,118)	(384,376)
Change in net assets resulting from distributions	(8,817,118)	(384,376)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,328,785	21,315,729
Distributions reinvested	8,817,118	384,376
Value of shares redeemed	(9,757,610)	(29,619,878)
Change in net assets resulting from capital transactions	4,388,293	(7,919,773)
Change in net assets	(13,741,455)	829,796

NET ASSETS:
Beginning of period	61,798,401	60,968,605
End of period	$48,056,946	$61,798,401

SHARE TRANSACTIONS:
Issued	68,384	233,740
Reinvested	138,329	4,479
Redeemed	(118,586)	(326,324)
Change in shares	88,127	(88,105)

See accompanying notes to financial statements.

32 :: ProFund VP Biotechnology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$94.46	$82.13	$76.13	$65.65	$70.40	$57.44

Investment Activities:
Net investment income (loss)(a)	(0.07)	(0.14)	(0.05)	0.01	(0.07)	(0.14)
Net realized and unrealized gains (losses) on investments	(14.80)	13.01	11.57	10.75	(4.68)	13.10
Total income (loss) from investment activities	(14.87)	12.87	11.52	10.76	(4.75)	12.96

Distributions to Shareholders From:
Net investment income	—	—	(0.01)	—	—	—
Net realized gains on investments	(14.85)	(0.54)	(5.51)	(0.28)	—	—
Total distributions	(14.85)	(0.54)	(5.52)	(0.28)	—	—

Net Asset Value, End of Period	$64.74	$94.46	$82.13	$76.13	$65.65	$70.40

Total Return(b)(c)	(15.49)%	15.73%	15.38%	16.46%	(6.75)%	22.54%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.59%	1.58%	1.67%	1.63%	1.58%	1.59%
Net expenses(c)(d)	1.59%	1.58%	1.67%	1.63%	1.58%	1.59%
Net investment income (loss)(c)(d)	(0.17)%	(0.15)%	(0.06)%	0.02%	(0.10)%	(0.22)%

Supplemental Data:
Net assets, end of period (000's)	$48,057	$61,798	$60,969	$57,767	$55,520	$68,165
Portfolio turnover rate(b)(e)	2%	43%	70%	81%	114%	157%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 33

Investment Objective: The ProFund VP Bull seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	12%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.7%
Microsoft Corp.	5.2%
Alphabet, Inc.	3.4%
Amazon.com, Inc.	2.5%
Tesla, Inc.	1.5%

S&P 500® Index – Composition

% of Index
Information Technology	26%
Health Care	15%
Financials	11%
Consumer Discretionary	11%
Communication Services	9%
Industrials	8%
Consumer Staples	7%
Energy	4%
Utilities	3%
Real Estate	3%
Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (85.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	557	$72,081
A.O. Smith Corp. (Building Products)	127	6,944
Abbott Laboratories (Health Care Equipment & Supplies)	1,716	186,443
AbbVie, Inc. (Biotechnology)	1,731	265,121
ABIOMED, Inc.* (Health Care Equipment & Supplies)	45	11,138
Accenture PLC—Class A (IT Services)	620	172,143
Activision Blizzard, Inc. (Entertainment)	766	59,641
Adobe, Inc.* (Software)	463	169,485
Advance Auto Parts, Inc. (Specialty Retail)	60	10,385
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,588	121,434
Aflac, Inc. (Insurance)	580	32,091
Agilent Technologies, Inc. (Life Sciences Tools & Services)	294	34,918
Air Products & Chemicals, Inc. (Chemicals)	217	52,184
Akamai Technologies, Inc.* (IT Services)	157	14,339
Alaska Air Group, Inc.* (Airlines)	123	4,926
Albemarle Corp. (Chemicals)	115	24,033
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	146	21,174
Align Technology, Inc.* (Health Care Equipment & Supplies)	72	17,040
Allegion PLC (Building Products)	86	8,419
Alliant Energy Corp. (Electric Utilities)	246	14,418
Alphabet, Inc.*—Class A (Interactive Media & Services)	295	642,881
Alphabet, Inc.*—Class C (Interactive Media & Services)	270	590,612
Altria Group, Inc. (Tobacco)	1,774	74,100
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	8,570	910,219
Amcor PLC (Containers & Packaging)	1,473	18,309
Ameren Corp. (Multi-Utilities)	253	22,861
American Airlines Group, Inc.* (Airlines)	636	8,064
American Electric Power Co., Inc. (Electric Utilities)	503	48,258
American Express Co. (Consumer Finance)	597	82,756
American International Group, Inc. (Insurance)	776	39,677
American Tower Corp. (Equity Real Estate Investment Trusts)	455	116,294
American Water Works Co., Inc. (Water Utilities)	178	26,481
Ameriprise Financial, Inc. (Capital Markets)	108	25,669
AmerisourceBergen Corp. (Health Care Providers & Services)	148	20,939
AMETEK, Inc. (Electrical Equipment)	226	24,835
Amgen, Inc. (Biotechnology)	524	127,489
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	586	37,728
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	513	74,944
ANSYS, Inc.* (Software)	85	20,340
Anthem, Inc. (Health Care Providers & Services)	236	113,889
Aon PLC (Insurance)	208	56,093
APA Corp. (Oil, Gas & Consumable Fuels)	332	11,587
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,060	2,059,004
Applied Materials, Inc. (Semiconductors &Semiconductor Equipment)	866	78,789
Aptiv PLC* (Auto Components)	265	23,604
Archer-Daniels-Midland Co. (Food Products)	551	42,758
Arista Networks, Inc.* (Communications Equipment)	221	20,717
Arthur J. Gallagher & Co. (Insurance)	206	33,586
Assurant, Inc. (Insurance)	53	9,161
AT&T, Inc. (Diversified Telecommunication Services)	7,019	147,118
Atmos Energy Corp. (Gas Utilities)	136	15,246
Autodesk, Inc.* (Software)	213	36,627
Automatic Data Processing, Inc. (IT Services)	409	85,906

See accompanying notes to financial statements.

34 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
AutoZone, Inc.* (Specialty Retail)	19	$40,833
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	137	26,612
Avery Dennison Corp. (Containers & Packaging)	80	12,950
Baker Hughes Co.—Class A (Energy Equipment & Services)	916	26,445
Ball Corp. (Containers & Packaging)	314	21,594
Bank of America Corp. (Banks)	6,944	216,167
Bath & Body Works, Inc. (Specialty Retail)	234	6,299
Baxter International, Inc. (Health Care Equipment & Supplies)	494	31,730
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	279	68,782
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,772	483,791
Best Buy Co., Inc. (Specialty Retail)	199	12,973
Biogen, Inc.* (Biotechnology)	144	29,367
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	21	10,395
Bio-Techne Corp. (Life Sciences Tools & Services)	39	13,519
BlackRock, Inc.—Class A (Capital Markets)	139	84,657
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	40	69,960
BorgWarner, Inc. (Auto Components)	235	7,842
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	140	12,457
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,401	52,215
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,086	160,622
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	400	194,324
Broadridge Financial Solutions, Inc. (IT Services)	115	16,393
Brown & Brown, Inc. (Insurance)	229	13,360
Brown-Forman Corp.—Class B (Beverages)	179	12,559
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	125	12,671
Cadence Design Systems, Inc.* (Software)	271	40,658
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	210	8,043
Camden Property Trust (Equity Real Estate Investment Trusts)	104	13,986
Campbell Soup Co. (Food Products)	198	9,514
Capital One Financial Corp. (Consumer Finance)	385	40,113
Cardinal Health, Inc. (Health Care Providers & Services)	267	13,956
CarMax, Inc.* (Specialty Retail)	157	14,205
Carnival Corp.*—Class A (Hotels, Restaurants & Leisure)	797	6,894
Carrier Global Corp. (Building Products)	831	29,633
Catalent, Inc.* (Pharmaceuticals)	176	18,883
Caterpillar, Inc. (Machinery)	523	93,491
Cboe Global Markets, Inc. (Capital Markets)	104	11,772
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	320	23,555
CDW Corp. (Electronic Equipment, Instruments & Components)	132	20,798
Celanese Corp. (Chemicals)	106	12,467
Centene Corp.* (Health Care Providers & Services)	574	48,566
CenterPoint Energy, Inc. (Multi-Utilities)	617	18,251
Ceridian HCM Holding, Inc.* (Software)	135	6,356
CF Industries Holdings, Inc. (Chemicals)	204	17,489
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	50	10,699
Charter Communications, Inc.*—Class A (Media)	113	52,944
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,925	278,701
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	27	35,296
Chubb, Ltd. (Insurance)	415	81,580
Church & Dwight Co., Inc. (Household Products)	238	22,053
Cigna Corp. (Health Care Providers & Services)	311	81,955
Cincinnati Financial Corp. (Insurance)	146	17,371
Cintas Corp. (Commercial Services & Supplies)	85	31,750
Cisco Systems, Inc. (Communications Equipment)	4,069	173,502
Citigroup, Inc. (Banks)	1,904	87,565
Citizens Financial Group, Inc. (Banks)	480	17,131
Citrix Systems, Inc. (Software)	122	11,855
CME Group, Inc. (Capital Markets)	352	72,054
CMS Energy Corp. (Multi-Utilities)	284	19,170
Cognizant Technology Solutions Corp.—Class A (IT Services)	511	34,487
Colgate-Palmolive Co. (Household Products)	821	65,795
Comcast Corp.—Class A (Media)	4,379	171,832
Comerica, Inc. (Banks)	128	9,393
Conagra Brands, Inc. (Food Products)	470	16,093
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,267	113,789
Consolidated Edison, Inc. (Multi-Utilities)	347	33,000
Constellation Brands, Inc.—Class A (Beverages)	159	37,057
Constellation Energy Corp. (Electric Utilities)	320	18,323
Copart, Inc.* (Commercial Services & Supplies)	209	22,710
Corning, Inc. (Electronic Equipment, Instruments & Components)	745	23,475
Corteva, Inc. (Chemicals)	709	38,385
Costco Wholesale Corp. (Food & Staples Retailing)	434	208,007
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	789	20,348
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	424	71,393
CSX Corp. (Road & Rail)	2,134	62,014
Cummins, Inc. (Machinery)	138	26,707
CVS Health Corp. (Health Care Providers & Services)	1,285	119,067
D.R. Horton, Inc. (Household Durables)	314	20,784
Danaher Corp. (Health Care Equipment & Supplies)	635	160,985
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	122	13,801
DaVita, Inc.* (Health Care Providers & Services)	59	4,718
Deere & Co. (Machinery)	273	81,755
Delta Air Lines, Inc.* (Airlines)	628	18,193

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 35

Common Stocks, continued

	Shares	Value
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	211	$7,539
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	601	33,121
DexCom, Inc.* (Health Care Equipment & Supplies)	385	28,694
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	163	19,747
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	279	36,223
Discover Financial Services (Consumer Finance)	275	26,010
DISH Network Corp.*—Class A (Media)	246	4,411
Dollar General Corp. (Multiline Retail)	224	54,979
Dollar Tree, Inc.* (Multiline Retail)	220	34,287
Dominion Energy, Inc. (Multi-Utilities)	795	63,448
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	35	13,640
Dover Corp. (Machinery)	141	17,106
Dow, Inc. (Chemicals)	714	36,850
DTE Energy Co. (Multi-Utilities)	190	24,083
Duke Energy Corp. (Electric Utilities)	754	80,836
Duke Realty Corp. (Equity Real Estate Investment Trusts)	377	20,716
DuPont de Nemours, Inc. (Chemicals)	498	27,679
DXC Technology Co.* (IT Services)	240	7,274
Eastman Chemical Co. (Chemicals)	126	11,311
Eaton Corp. PLC (Electrical Equipment)	391	49,262
eBay, Inc. (Internet & Direct Marketing Retail)	549	22,877
Ecolab, Inc. (Chemicals)	243	37,364
Edison International (Electric Utilities)	374	23,652
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	610	58,005
Electronic Arts, Inc. (Entertainment)	275	33,454
Eli Lilly & Co. (Pharmaceuticals)	772	250,306
Emerson Electric Co. (Electrical Equipment)	583	46,372
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	132	25,772
Entergy Corp. (Electric Utilities)	199	22,415
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	574	63,393
EPAM Systems, Inc.* (IT Services)	56	16,508
Equifax, Inc. (Professional Services)	120	21,934
Equinix, Inc. (Equity Real Estate Investment Trusts)	89	58,475
Equity Residential (Equity Real Estate Investment Trusts)	336	24,266
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	64	16,737
Etsy, Inc.* (Internet & Direct Marketing Retail)	125	9,151
Everest Re Group, Ltd. (Insurance)	39	10,931
Evergy, Inc. (Electric Utilities)	225	14,681
Eversource Energy (Electric Utilities)	338	28,551
Exelon Corp. (Electric Utilities)	961	43,553
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	149	14,130
Expeditors International of Washington, Inc. (Air Freight & Logistics)	165	16,081
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	132	22,456
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,129	353,607
F5, Inc.* (Communications Equipment)	59	9,029
FactSet Research Systems, Inc. (Capital Markets)	37	14,229
Fastenal Co. (Trading Companies & Distributors)	564	28,155
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	70	6,702
FedEx Corp. (Air Freight & Logistics)	233	52,823
Fidelity National Information Services, Inc. (IT Services)	598	54,819
Fifth Third Bancorp (Banks)	673	22,613
First Horizon Corp. (Banks)	1	12
First Republic Bank (Banks)	176	25,379
FirstEnergy Corp. (Electric Utilities)	560	21,498
Fiserv, Inc.* (IT Services)	570	50,713
FleetCor Technologies, Inc.* (IT Services)	76	15,968
FMC Corp. (Chemicals)	123	13,162
Ford Motor Co. (Automobiles)	3,873	43,106
Fortinet, Inc.* (Software)	655	37,060
Fortive Corp. (Machinery)	352	19,142
Fortune Brands Home & Security, Inc. (Building Products)	128	7,665
Fox Corp.—Class A (Media)	305	9,809
Fox Corp.—Class B (Media)	142	4,217
Franklin Resources, Inc. (Capital Markets)	275	6,410
Freeport-McMoRan, Inc. (Metals & Mining)	1,422	41,608
Garmin, Ltd. (Household Durables)	149	14,639
Gartner, Inc.* (IT Services)	79	19,105
Generac Holdings, Inc.* (Electrical Equipment)	63	13,267
General Dynamics Corp. (Aerospace & Defense)	226	50,003
General Electric Co. (Industrial Conglomerates)	1,078	68,636
General Mills, Inc. (Food Products)	590	44,516
General Motors Co.* (Automobiles)	1,429	45,385
Genuine Parts Co. (Distributors)	139	18,487
Gilead Sciences, Inc. (Biotechnology)	1,229	75,964
Global Payments, Inc. (IT Services)	276	30,537
Globe Life, Inc. (Insurance)	89	8,675
Halliburton Co. (Energy Equipment & Services)	883	27,691
Hartford Financial Services Group, Inc. (Insurance)	322	21,068
Hasbro, Inc. (Leisure Products)	128	10,481
HCA Healthcare, Inc. (Health Care Providers & Services)	223	37,477
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	529	13,706
Henry Schein, Inc.* (Health Care Providers & Services)	135	10,360
Hess Corp. (Oil, Gas & Consumable Fuels)	272	28,816
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,274	16,893
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	273	30,423
Hologic, Inc.* (Health Care Equipment & Supplies)	244	16,909
Honeywell International, Inc. (Industrial Conglomerates)	668	116,105

See accompanying notes to financial statements.

36 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Hormel Foods Corp. (Food Products)	278	$13,166
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	700	10,976
Howmet Aerospace, Inc. (Aerospace & Defense)	370	11,637
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,032	33,829
Humana, Inc. (Health Care Providers & Services)	124	58,041
Huntington Bancshares, Inc. (Banks)	1,411	16,974
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	39	8,495
IDEX Corp. (Machinery)	74	13,441
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	82	28,760
Illinois Tool Works, Inc. (Machinery)	278	50,666
Illumina, Inc.* (Life Sciences Tools & Services)	154	28,391
Incyte Corp.* (Biotechnology)	184	13,978
Ingersoll Rand, Inc. (Machinery)	398	16,748
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,011	150,052
Intercontinental Exchange, Inc. (Capital Markets)	547	51,440
International Business Machines Corp. (IT Services)	882	124,530
International Flavors & Fragrances, Inc. (Chemicals)	250	29,780
International Paper Co. (Containers & Packaging)	363	15,184
Intuit, Inc. (Software)	277	106,767
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	352	70,650
Invesco, Ltd. (Capital Markets)	330	5,323
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	185	40,143
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	285	13,877
J.B. Hunt Transport Services, Inc. (Road & Rail)	82	12,913
Jack Henry & Associates, Inc. (IT Services)	71	12,781
Jacobs Engineering Group, Inc. (Professional Services)	126	16,018
Johnson & Johnson (Pharmaceuticals)	2,580	457,976
Johnson Controls International PLC (Building Products)	682	32,655
JPMorgan Chase & Co. (Banks)	2,878	324,092
Juniper Networks, Inc. (Communications Equipment)	317	9,035
Kellogg Co. (Food Products)	248	17,692
Keurig Dr Pepper, Inc. (Beverages)	722	25,552
KeyCorp (Banks)	914	15,748
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	178	24,537
Kimberly-Clark Corp. (Household Products)	330	44,600
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	605	11,961
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,910	32,012
KLA Corp. (Semiconductors & Semiconductor Equipment)	146	46,586
L3Harris Technologies, Inc. (Aerospace & Defense)	189	45,681
Laboratory Corp. of America Holdings (Health Care Providers & Services)	91	21,327
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	136	57,956
Lamb Weston Holding, Inc. (Food Products)	141	10,076
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	337	11,320
Leidos Holdings, Inc. (Professional Services)	134	13,495
Lennar Corp.—Class A (Household Durables)	254	17,925
Lincoln National Corp. (Insurance)	158	7,390
Linde PLC (Chemicals)	493	141,751
Live Nation Entertainment, Inc.* (Entertainment)	134	11,066
LKQ Corp. (Distributors)	255	12,518
Lockheed Martin Corp. (Aerospace & Defense)	232	99,751
Loews Corp. (Insurance)	191	11,319
Lowe's Cos., Inc. (Specialty Retail)	648	113,186
Lumen Technologies, Inc. (Diversified Telecommunication Services)	912	9,950
LyondellBasell Industries N.V.—Class A (Chemicals)	254	22,215
M&T Bank Corp. (Banks)	176	28,053
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	694	15,601
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	531	43,654
MarketAxess Holdings, Inc. (Capital Markets)	37	9,472
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	271	36,837
Marsh & McLennan Cos., Inc. (Insurance)	492	76,383
Martin Marietta Materials, Inc. (Construction Materials)	61	18,254
Masco Corp. (Building Products)	231	11,689
Mastercard, Inc.—Class A (IT Services)	841	265,319
Match Group, Inc.* (Interactive Media & Services)	280	19,513
McCormick & Co., Inc. (Food Products)	245	20,396
McDonald's Corp. (Hotels, Restaurants & Leisure)	724	178,740
McKesson Corp. (Health Care Providers & Services)	142	46,322
Medtronic PLC (Health Care Equipment & Supplies)	1,314	117,932
Merck & Co., Inc. (Pharmaceuticals)	2,479	226,010
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	2,250	362,813
MetLife, Inc. (Insurance)	678	42,572
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	22	25,273
MGM Resorts International (Hotels, Restaurants & Leisure)	346	10,017
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	546	31,712
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,094	60,476
Microsoft Corp. (Software)	7,333	1,883,333

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 37

Common Stocks, continued

	Shares	Value
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	113	$19,738
Moderna, Inc.* (Biotechnology)	339	48,426
Mohawk Industries, Inc.* (Household Durables)	50	6,205
Molina Healthcare, Inc.* (Health Care Providers & Services)	57	15,938
Molson Coors Beverage Co.—Class B (Beverages)	185	10,084
Mondelez International, Inc.—Class A (Food Products)	1,355	84,132
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	43	16,514
Monster Beverage Corp.* (Beverages)	369	34,206
Moody's Corp. (Capital Markets)	157	42,699
Morgan Stanley (Capital Markets)	1,372	104,354
Motorola Solutions, Inc. (Communications Equipment)	164	34,374
MSCI, Inc.—Class A (Capital Markets)	79	32,560
Nasdaq, Inc. (Capital Markets)	113	17,237
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	218	14,222
Netflix, Inc.* (Entertainment)	435	76,068
Newell Brands, Inc. (Household Durables)	361	6,873
Newmont Corp. (Metals & Mining)	778	46,423
News Corp.—Class A (Media)	381	5,936
News Corp.—Class B (Media)	118	1,875
NextEra Energy, Inc. (Electric Utilities)	1,924	149,033
Nielsen Holdings PLC (Professional Services)	352	8,173
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,243	127,036
NiSource, Inc. (Multi-Utilities)	398	11,737
Nordson Corp. (Machinery)	53	10,729
Norfolk Southern Corp. (Road & Rail)	233	52,959
Northern Trust Corp. (Capital Markets)	204	19,682
Northrop Grumman Corp. (Aerospace & Defense)	143	68,436
NortonLifelock, Inc. (Software)	570	12,517
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	410	4,559
NRG Energy, Inc. (Electric Utilities)	232	8,855
Nucor Corp. (Metals & Mining)	261	27,251
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,455	372,152
NVR, Inc.* (Household Durables)	3	12,012
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	258	38,192
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	873	51,402
Old Dominion Freight Line, Inc. (Road & Rail)	90	23,065
Omnicom Group, Inc. (Media)	202	12,849
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	426	21,432
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	438	24,309
Oracle Corp. (Software)	1,542	107,740
O'Reilly Automotive, Inc.* (Specialty Retail)	64	40,433
Organon & Co. (Pharmaceuticals)	248	8,370
Otis Worldwide Corp. (Machinery)	414	29,257
PACCAR, Inc. (Machinery)	341	28,078
Packaging Corp. of America (Containers & Packaging)	92	12,650
Paramount Global—Class B (Media)	596	14,709
Parker-Hannifin Corp. (Machinery)	126	31,002
Paychex, Inc. (IT Services)	315	35,869
Paycom Software, Inc.* (Software)	47	13,166
PayPal Holdings, Inc.* (IT Services)	1,135	79,268
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	160	4,867
Pentair PLC (Machinery)	162	7,415
PepsiCo, Inc. (Beverages)	1,356	225,991
PerkinElmer, Inc. (Life Sciences Tools & Services)	124	17,635
Pfizer, Inc. (Pharmaceuticals)	5,496	288,155
Philip Morris International, Inc. (Tobacco)	1,520	150,085
Phillips 66 (Oil, Gas & Consumable Fuels)	471	38,617
Pinnacle West Capital Corp. (Electric Utilities)	111	8,116
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	220	49,078
Pool Corp. (Distributors)	39	13,698
PPG Industries, Inc. (Chemicals)	231	26,413
PPL Corp. (Electric Utilities)	721	19,561
Principal Financial Group, Inc. (Insurance)	230	15,362
Prologis, Inc. (Equity Real Estate Investment Trusts)	725	85,296
Prudential Financial, Inc. (Insurance)	367	35,115
PTC, Inc.* (Software)	103	10,953
Public Service Enterprise Group, Inc. (Multi-Utilities)	489	30,944
Public Storage (Equity Real Estate Investment Trusts)	150	46,901
PulteGroup, Inc. (Household Durables)	233	9,234
PVH Corp. (Textiles, Apparel & Luxury Goods)	66	3,755
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	106	9,998
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,097	140,131
Quanta Services, Inc. (Construction & Engineering)	141	17,673
Quest Diagnostics, Inc. (Health Care Providers & Services)	115	15,293
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	45	4,034
Raymond James Financial, Inc. (Capital Markets)	191	17,077
Raytheon Technologies Corp. (Aerospace & Defense)	1,457	140,031
Realty Income Corp. (Equity Real Estate Investment Trusts)	590	40,273
Regency Centers Corp. (Equity Real Estate Investment Trusts)	152	9,015
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	106	62,660
Regions Financial Corp. (Banks)	915	17,156
Republic Services, Inc. (Commercial Services & Supplies)	204	26,697
ResMed, Inc. (Health Care Equipment & Supplies)	143	29,977
Robert Half International, Inc.(Professional Services)	108	8,088

See accompanying notes to financial statements.

38 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Rockwell Automation, Inc. (Electrical Equipment)	114	$22,721
Rollins, Inc. (Commercial Services & Supplies)	222	7,752
Roper Technologies, Inc. (Industrial Conglomerates)	104	41,044
Ross Stores, Inc. (Specialty Retail)	344	24,159
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	220	7,680
S&P Global, Inc. (Capital Markets)	340	114,601
Salesforce, Inc.* (Software)	974	160,749
SBA Communications Corp. (Equity Real Estate Investment Trusts)	106	33,925
Schlumberger, Ltd. (Energy Equipment & Services)	1,384	49,492
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	194	13,859
Sealed Air Corp. (Containers & Packaging)	143	8,254
Sempra Energy (Multi-Utilities)	308	46,283
ServiceNow, Inc.* (Software)	196	93,202
Signature Bank (Banks)	62	11,111
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	322	30,564
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	158	14,637
Snap-on, Inc. (Machinery)	52	10,246
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	54	14,779
Southwest Airlines Co.* (Airlines)	581	20,987
Stanley Black & Decker, Inc. (Machinery)	148	15,519
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,123	85,786
State Street Corp. (Capital Markets)	360	22,194
STERIS PLC (Health Care Equipment & Supplies)	98	20,203
Stryker Corp. (Health Care Equipment & Supplies)	330	65,647
SVB Financial Group* (Banks)	58	22,909
Synchrony Financial (Consumer Finance)	491	13,561
Synopsys, Inc.* (Software)	150	45,555
Sysco Corp. (Food & Staples Retailing)	500	42,355
T. Rowe Price Group, Inc. (Capital Markets)	223	25,335
Take-Two Interactive Software, Inc.* (Entertainment)	155	18,992
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	247	7,538
Target Corp. (Multiline Retail)	453	63,977
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	316	35,755
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	46	17,255
Teleflex, Inc. (Health Care Equipment & Supplies)	46	11,309
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	157	14,059
Tesla, Inc.* (Automobiles)	823	554,225
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	903	138,746
Textron, Inc. (Aerospace & Defense)	211	12,886
The AES Corp. (Independent Power and Renewable Electricity Producers)	654	13,741
The Allstate Corp. (Insurance)	269	34,090
The Bank of New York Mellon Corp. (Capital Markets)	728	30,365
The Boeing Co.* (Aerospace & Defense)	545	74,512
The Charles Schwab Corp. (Capital Markets)	1,477	93,317
The Clorox Co. (Household Products)	121	17,059
The Coca-Cola Co. (Beverages)	3,825	240,630
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	48	15,030
The Estee Lauder Co., Inc. (Personal Products)	227	57,810
The Goldman Sachs Group, Inc. (Capital Markets)	336	99,799
The Hershey Co. (Food Products)	143	30,768
The Home Depot, Inc. (Specialty Retail)	1,012	277,561
The Interpublic Group of Cos., Inc. (Media)	386	10,627
The JM Smucker Co.—Class A (Food Products)	106	13,569
The Kraft Heinz Co. (Food Products)	696	26,545
The Kroger Co. (Food & Staples Retailing)	643	30,433
The Mosaic Co. (Chemicals)	355	16,767
The PNC Financial Services Group, Inc. (Banks)	405	63,897
The Procter & Gamble Co. (Household Products)	2,350	337,906
The Progressive Corp. (Insurance)	573	66,623
The Sherwin-Williams Co. (Chemicals)	235	52,618
The Southern Co. (Electric Utilities)	1,041	74,234
The TJX Cos., Inc. (Specialty Retail)	1,150	64,228
The Travelers Cos., Inc. (Insurance)	235	39,746
The Walt Disney Co.* (Entertainment)	1,786	168,598
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,195	37,296
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	383	208,077
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	578	77,764
Tractor Supply Co. (Specialty Retail)	110	21,324
Trane Technologies PLC (Building Products)	229	29,740
TransDigm Group, Inc.* (Aerospace & Defense)	51	27,370
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	245	14,266
Truist Financial Corp. (Banks)	1,304	61,849
Twitter, Inc.* (Interactive Media & Services)	747	27,930
Tyler Technologies, Inc.* (Software)	41	13,632
Tyson Foods, Inc.—Class A (Food Products)	286	24,613
U.S. Bancorp (Banks)	1,325	60,977
UDR, Inc. (Equity Real Estate Investment Trusts)	293	13,490
Ulta Beauty, Inc.* (Specialty Retail)	51	19,659
Union Pacific Corp. (Road & Rail)	615	131,167
United Airlines Holdings , Inc.* (Airlines)	320	11,334
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	720	131,429
United Rentals, Inc.* (Trading Companies & Distributors)	70	17,004
UnitedHealth Group, Inc. (Health Care Providers & Services)	920	472,539

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 39

Common Stocks, continued

	Shares	Value
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	66	$6,647
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	400	42,512
Ventas, Inc. (Equity Real Estate Investment Trusts)	391	20,109
VeriSign, Inc.* (IT Services)	94	15,729
Verisk Analytics, Inc. (Professional Services)	155	26,830
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,113	208,735
Vertex Pharmaceuticals, Inc.* (Biotechnology)	250	70,448
VF Corp. (Textiles, Apparel & Luxury Goods)	317	14,002
Viatris, Inc. (Pharmaceuticals)	1,190	12,459
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	944	28,122
Visa, Inc.—Class A (IT Services)	1,612	317,387
Vornado Realty Trust (Equity Real Estate Investment Trusts)	156	4,460
Vulcan Materials Co. (Construction Materials)	130	18,473
W.R. Berkley Corp. (Insurance)	205	13,993
W.W. Grainger, Inc. (Trading Companies & Distributors)	42	19,086
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	703	26,644
Walmart, Inc. (Food & Staples Retailing)	1,376	167,294
Warner Bros Discovery, Inc.* (Entertainment)	2,166	29,068
Waste Management, Inc. (Commercial Services & Supplies)	375	57,368
Waters Corp.* (Life Sciences Tools & Services)	59	19,528
WEC Energy Group, Inc. (Multi-Utilities)	309	31,098
Wells Fargo & Co. (Banks)	3,717	145,595
Welltower, Inc. (Equity Real Estate Investment Trusts)	445	36,646
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	73	22,073
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	307	13,763
Westinghouse Air Brake Technologies Corp. (Machinery)	179	14,692
WestRock Co. (Containers & Packaging)	250	9,960
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	729	24,144
Whirlpool Corp. (Household Durables)	55	8,518
Willis Towers Watson PLC (Insurance)	109	21,516
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	103	5,869
Xcel Energy, Inc. (Electric Utilities)	534	37,786
Xylem, Inc. (Machinery)	176	13,760
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	280	31,783
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	51	14,991
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	205	21,537
Zions Bancorp (Banks)	148	7,533
Zoetis, Inc. (Pharmaceuticals)	462	79,413
TOTAL COMMON STOCKS (Cost $7,570,044)		31,258,669

Repurchase Agreements(a)(b) (13.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $4,882,186	$4,882,000	$4,882,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,882,000)		4,882,000
TOTAL INVESTMENT SECURITIES (Cost $12,452,044)—99.2%		36,140,669
Net other assets (liabilities)—0.8%		294,487
NET ASSETS—100.0%		$36,435,156

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $785,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/27/22	2.18%	$1,393,020	$(46,229)
S&P 500	UBS AG	7/27/22	2.08%	3,122,939	(121,596)
				$4,515,959	$(167,825)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

40 :: ProFund VP Bull :: Financial Statements

ProFund VP Bull invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$538,802	1.5%
Air Freight & Logistics	213,004	0.6%
Airlines	63,504	0.2%
Auto Components	31,446	0.1%
Automobiles	642,716	1.8%
Banks	1,154,154	3.2%
Beverages	586,079	1.6%
Biotechnology	693,453	1.9%
Building Products	126,745	0.3%
Capital Markets	900,246	2.5%
Chemicals	560,468	1.5%
Commercial Services & Supplies	146,277	0.4%
Communications Equipment	246,657	0.7%
Construction & Engineering	17,673	NM
Construction Materials	36,727	0.1%
Consumer Finance	162,440	0.4%
Containers & Packaging	98,901	0.3%
Distributors	44,703	0.1%
Diversified Financial Services	483,791	1.3%
Diversified Telecommunication Services	365,803	1.0%
Electric Utilities	613,770	1.8%
Electrical Equipment	156,457	0.4%
Electronic Equipment, Instruments &Components	188,805	0.5%
Energy Equipment & Services	103,628	0.3%
Entertainment	396,887	1.1%
Equity Real Estate Investment Trusts	890,694	2.4%
Food & Staples Retailing	474,733	1.3%
Food Products	353,838	1.0%
Gas Utilities	15,246	NM
Health Care Equipment & Supplies	1,042,598	2.9%
Health Care Providers & Services	1,087,034	3.0%
Hotels, Restaurants & Leisure	569,645	1.6%
Household Durables	96,190	0.3%
Household Products	487,413	1.3%
Independent Power and Renewable Electricity Producers	13,741	NM
Industrial Conglomerates	297,866	0.8%
Insurance	687,702	1.9%
Interactive Media & Services	1,643,749	4.5%
Internet & Direct Marketing Retail	942,247	2.5%
IT Services	1,369,075	3.8%
Leisure Products	10,481	NM
Life Sciences Tools & Services	408,578	1.1%
Machinery	479,754	1.3%
Media	289,209	0.8%
Metals & Mining	115,282	0.3%
Multiline Retail	153,243	0.4%
Multi-Utilities	300,875	0.8%
Oil, Gas & Consumable Fuels	1,257,590	3.4%
Personal Products	57,810	0.2%
Pharmaceuticals	1,502,194	4.1%
Professional Services	94,538	0.3%
Real Estate Management & Development	23,555	0.1%
Road & Rail	282,118	0.8%
Semiconductors & Semiconductor Equipment	1,622,685	4.5%
Software	2,769,995	7.6%
Specialty Retail	645,245	1.8%
Technology Hardware, Storage & Peripherals	2,151,570	5.9%
Textiles, Apparel & Luxury Goods	156,365	0.4%
Tobacco	224,185	0.6%
Trading Companies & Distributors	64,245	0.2%
Water Utilities	26,481	0.1%
Wireless Telecommunication Services	77,764	0.2%
Other**	5,176,487	14.2%
Total	$36,435,156	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 41

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$12,452,044
Securities, at value	31,258,669
Repurchase agreements, at value	4,882,000
Total Investment Securities, at value	36,140,669
Cash	577
Segregated cash balances for swap agreements with custodian	5
Dividends and interest receivable	24,846
Receivable for capital shares issued	637,624
Prepaid expenses	2,231
TOTAL ASSETS	36,805,952

LIABILITIES:
Payable for capital shares redeemed	104,081
Unrealized depreciation on swap agreements	167,825
Advisory fees payable	23,294
Management services fees payable	3,106
Administration fees payable	3,237
Administrative services fees payable	17,854
Distribution fees payable	20,263
Trustee fees payable	12
Transfer agency fees payable	5,543
Fund accounting fees payable	1,942
Compliance services fees payable	310
Other accrued expenses	23,329
TOTAL LIABILITIES	370,796
NET ASSETS	$36,435,156

NET ASSETS CONSIST OF:
Capital	$9,092,627
Total distributable earnings (loss)	27,342,529
NET ASSETS	$36,435,156
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	758,887
Net Asset Value (offering and redemption price per share)	$48.01

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$284,990
Interest	12,338
Foreign tax withholding	(62)
Net income from securities lending	3
TOTAL INVESTMENT INCOME	297,269

EXPENSES:
Advisory fees	182,124
Management services fees	24,283
Administration fees	21,237
Transfer agency fees	18,112
Administrative services fees	59,290
Distribution fees	60,708
Custody fees	3,302
Fund accounting fees	12,627
Trustee fees	630
Compliance services fees	90
Other fees	25,540
Total Gross Expenses before reductions	407,943
Expenses reduced and reimbursed by the Advisor	(30)
TOTAL NET EXPENSES	407,913
NET INVESTMENT INCOME (LOSS)	(110,644)

REALIZED AND UNREALIZED GAINS (LOSSES)ON INVESTMENTS:
Net realized gains (losses) on investment securities	10,809,719
Net realized gains (losses) on futures contracts	(41,595)
Net realized gains (losses) on swap agreements	(3,155,342)
Change in net unrealized appreciation/depreciation on investment securities	(20,021,796)
Change in net unrealized appreciation/depreciation on futures contracts	(39,069)
Change in net unrealized appreciation/depreciation on swap agreements	(89,935)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(12,538,018)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,648,662)

See accompanying notes to financial statements.

42 :: ProFund VP Bull :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(110,644)	$(483,975)
Net realized gains (losses) on investments	7,612,782	6,139,270
Change in net unrealized appreciation/depreciation on investments	(20,150,800)	10,803,948
Change in net assets resulting from operations	(12,648,662)	16,459,243

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(5,485,715)	(4,701,790)
Change in net assets resulting from distributions	(5,485,715)	(4,701,790)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	112,788,476	283,899,315
Distributions reinvested	5,485,715	4,701,790
Value of shares redeemed	(129,244,472)	(300,862,764)
Change in net assets resulting from capital transactions	(10,970,281)	(12,261,659)
Change in net assets	(29,104,658)	(504,206)

NET ASSETS:
Beginning of period	65,539,814	66,044,020
End of period	$36,435,156	$65,539,814

SHARE TRANSACTIONS:
Issued	1,787,882	4,348,636
Reinvested	107,563	78,246
Redeemed	(2,068,965)	(4,606,790)
Change in shares	(173,520)	(179,908)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Bull :: 43

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020		Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$70.29	$59.38	$53.62		$42.46		$50.65		$43.55

Investment Activities:
Net investment income (loss)(a)	(0.14)	(0.42)	(0.23)		0.16		0.11		(0.13)
Net realized and unrealized gains (losses) on investments	(14.03)	15.37	8.70		11.98		(2.71)		8.48
Total income (loss) from investment activities	(14.17)	14.95	8.47		12.14		(2.60)		8.35

Distributions to Shareholders From:
Net investment income	—	—	(0.05)		(0.13)		—		—
Net realized gains on investments	(8.11)	(4.04)	(2.66)		(0.85)		(5.59)		(1.25)
Total distributions	(8.11)	(4.04)	(2.71)		(0.98)		(5.59)		(1.25)

Net Asset Value, End of Period	$48.01	$70.29	$59.38		$53.62		$42.46		$50.65

Total Return(b)(c)	(20.84)%	26.33%	16.03%		28.88%		(6.15	)%(d)	19.34%

Ratios to Average Net Assets:
Gross expenses(c)(e)	1.68%	1.65%	1.72%		1.70%		1.69%		1.68%
Net expenses(c)(e)	1.68%	1.65%	1.69	%(f)	1.70	%(f)	1.62	%(d)	1.68%
Net investment income (loss)(c)(e)	(0.46)%	(0.66)%	(0.44)%		0.32%		0.23	%(d)	(0.28)%

Supplemental Data:
Net assets, end of period (000's)	$36,435	$65,540	$66,044		$65,972		$58,926		$92,541
Portfolio turnover rate(b)(g)	3%	49%	4%		56%		8%		3%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and 0.17%, respectively, and the total return would have been (6.22)%.
(e)	Annualized for periods less than one year.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

44  :: ProFund VP Consumer Goods :: Financial Statements

Investment Objective: The ProFund VP Consumer Goods seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Tesla, Inc.	17.8%
The Procter & Gamble Co.	10.9%
The Coca-Cola Co.	7.7%
PepsiCo, Inc.	7.3%
Philip Morris International, Inc.	4.8%

Dow Jones U.S. Consumer GoodsSM Index – Composition

% of Index
Food, Beverage & Tobacco	40%
Automobiles & Components	24%
Household & Personal Products	18%
Consumer Durables & Apparel	12%
Media & Entertainment	4%
Retailing	1%
Capital Goods	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.5%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	3,233	$251,721
Altria Group, Inc. (Tobacco)	7,488	312,774
Aptiv PLC* (Auto Components)	1,120	99,759
Archer-Daniels-Midland Co. (Food Products)	2,327	180,575
Autoliv, Inc. (Auto Components)	326	23,332
Beyond Meat, Inc.*(a) (Food Products)	251	6,009
BorgWarner, Inc. (Auto Components)	992	33,103
Brown-Forman Corp.—Class B (Beverages)	756	53,041
Brunswick Corp. (Leisure Products)	313	20,464
Bunge, Ltd. (Food Products)	628	56,953
Callaway Golf Co.* (Leisure Products)	483	9,853
Campbell Soup Co. (Food Products)	837	40,218
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	611	25,057
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	167	11,770
Church & Dwight Co., Inc. (Household Products)	1,004	93,031
Colgate-Palmolive Co. (Household Products)	3,465	277,685
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	137	9,806
Conagra Brands, Inc. (Food Products)	1,985	67,966
Constellation Brands, Inc.—Class A (Beverages)	674	157,082
Coty, Inc.*—Class A (Personal Products)	1,423	11,398
Cricut, Inc.*—Class A (Household Durables)	183	1,124
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	255	12,411
D.R. Horton, Inc. (Household Durables)	1,325	87,701
Darling Ingredients, Inc.* (Food Products)	667	39,887
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	113	28,855
Electronic Arts, Inc. (Entertainment)	1,163	141,479
Energizer Holdings, Inc. (Household Products)	272	7,711
Flowers Foods, Inc. (Food Products)	825	21,714
Ford Motor Co. (Automobiles)	16,330	181,753
Fox Factory Holding Corp.* (Auto Components)	173	13,933
Freshpet, Inc.* (Food Products)	198	10,274
General Mills, Inc. (Food Products)	2,491	187,946
General Motors Co.* (Automobiles)	6,029	191,481
Gentex Corp. (Auto Components)	970	27,131
Genuine Parts Co. (Distributors)	587	78,071
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,444	14,859
Harley-Davidson, Inc. (Automobiles)	609	19,281
Hasbro, Inc. (Leisure Products)	542	44,379
Helen of Troy, Ltd.* (Household Durables)	98	15,916
Herbalife Nutrition, Ltd.* (Personal Products)	396	8,098
Hormel Foods Corp. (Food Products)	1,172	55,506
Ingredion, Inc. (Food Products)	274	24,156
Kellogg Co. (Food Products)	1,048	74,764
Keurig Dr Pepper, Inc. (Beverages)	3,050	107,940
Kimberly-Clark Corp. (Household Products)	1,393	188,264
Lamb Weston Holding, Inc. (Food Products)	597	42,662
Lancaster Colony Corp. (Food Products)	83	10,689
Lear Corp. (Auto Components)	248	31,221
Leggett & Platt, Inc. (Household Durables)	553	19,123
Lennar Corp.—Class A (Household Durables)	1,069	75,439
Lennar Corp.—Class B (Household Durables)	62	3,640
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	402	6,561
Lucid Group, Inc.*(a) (Automobiles)	2,345	40,240
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	483	131,671
Luminar Technologies, Inc.* (Auto Components)	908	5,384
Mattel, Inc.* (Leisure Products)	1,458	32,557
McCormick & Co., Inc. (Food Products)	1,035	86,164
Mohawk Industries, Inc.* (Household Durables)	213	26,431
Molson Coors Beverage Co.—Class B (Beverages)	780	42,518
Mondelez International, Inc.—Class A (Food Products)	5,724	355,404
Monster Beverage Corp.* (Beverages)	1,556	144,241

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 45

Common Stocks, continued

	Shares	Value
National Beverage Corp. (Beverages)	97	$4,747
Newell Brands, Inc. (Household Durables)	1,524	29,017
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	5,246	536,141
NVR, Inc.* (Household Durables)	13	52,054
Olaplex Holdings, Inc.* (Personal Products)	295	4,157
Peloton Interactive, Inc.*—Class A (Leisure Products)	1,271	11,668
PepsiCo, Inc. (Beverages)	5,718	952,962
Performance Food Group Co.* (Food & Staples Retailing)	641	29,473
Philip Morris International, Inc. (Tobacco)	6,409	632,824
Pilgrim's Pride Corp.* (Food Products)	199	6,215
Playtika Holding Corp.* (Entertainment)	427	5,653
Polaris, Inc. (Leisure Products)	231	22,934
Pool Corp. (Distributors)	166	58,304
Post Holdings, Inc.* (Food Products)	231	19,023
PulteGroup, Inc. (Household Durables)	984	38,996
PVH Corp. (Textiles, Apparel & Luxury Goods)	279	15,875
QuantumScape Corp.* (Auto Components)	1,064	9,140
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	191	17,123
Reynolds Consumer Products, Inc. (Household Products)	226	6,163
Rivian Automotive, Inc.*—Class A (Automobiles)	665	17,117
ROBLOX Corp.*—Class A (Entertainment)	179	5,882
Seaboard Corp. (Food Products)	1	3,883
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	559	19,889
Stanley Black & Decker, Inc. (Machinery)	625	65,538
Take-Two Interactive Software, Inc.* (Entertainment)	654	80,135
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,042	31,802
Tempur Sealy International, Inc. (Household Durables)	725	15,493
Tesla, Inc.* (Automobiles)	3,470	2,336,768
The Boston Beer Co., Inc.*—Class A (Beverages)	38	11,513
The Clorox Co. (Household Products)	509	71,759
The Coca-Cola Co. (Beverages)	16,135	1,015,052
The Estee Lauder Co., Inc. (Personal Products)	958	243,974
The Hain Celestial Group, Inc.* (Food Products)	372	8,831
The Hershey Co. (Food Products)	603	129,741
The JM Smucker Co.—Class A (Food Products)	449	57,476
The Kraft Heinz Co. (Food Products)	2,935	111,941
The Procter & Gamble Co. (Household Products)	9,922	1,426,684
Thor Industries, Inc. (Automobiles)	228	17,038
Toll Brothers, Inc. (Household Durables)	457	20,382
TopBuild Corp.* (Household Durables)	135	22,567
Tyson Foods, Inc.—Class A (Food Products)	1,206	103,788
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	781	6,506
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	840	6,367
US Foods Holding Corp.* (Food & Staples Retailing)	928	28,471
VF Corp. (Textiles, Apparel & Luxury Goods)	1,336	59,011
Whirlpool Corp. (Household Durables)	232	35,930
YETI Holdings, Inc.* (Leisure Products)	356	15,404
TOTAL COMMON STOCKS (Cost $3,294,680)		12,801,587

Repurchase Agreements(b) (1.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $219,008	$219,000	$219,000
TOTAL REPURCHASE AGREEMENTS (Cost $219,000)		219,000

Collateral for Securities Loaned(c) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 1.42%(d)	47,707	$47,707
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $47,707)		47,707
TOTAL INVESTMENT SECURITIES (Cost $3,561,387)—99.6%		13,068,294
Net other assets (liabilities)—0.4%		50,366
NET ASSETS—100.0%		$13,118,660

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $46,075.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2022.

See accompanying notes to financial statements.

46  :: ProFund VP Consumer Goods :: Financial Statements

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	7/25/22	2.18%	$312,817	$(2,961)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Goods invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Auto Components	$243,003	1.9%
Automobiles	2,803,678	21.4%
Beverages	2,489,096	18.9%
Distributors	136,375	1.0%
Entertainment	484,870	3.7%
Food & Staples Retailing	57,944	0.4%
Food Products	1,701,785	13.0%
Household Durables	443,813	3.4%
Household Products	2,071,297	15.8%
Leisure Products	157,259	1.2%
Machinery	65,538	0.5%
Personal Products	267,627	2.0%
Textiles, Apparel & Luxury Goods	933,704	7.1%
Tobacco	945,598	7.2%
Other**	317,073	2.5%
Total	$13,118,660	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 47

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$3,561,387
Securities, at value(a)	12,849,294
Repurchase agreements, at value	219,000
Total Investment Securities, at value	13,068,294
Cash	979
Dividends and interest receivable	29,616
Receivable for capital shares issued	4,872
Receivable for investments sold	330,711
Prepaid expenses	173
TOTAL ASSETS	13,434,645

LIABILITIES:
Payable for collateral for securities loaned	47,707
Payable for capital shares redeemed	231,615
Unrealized depreciation on swap agreements	2,961
Advisory fees payable	8,123
Management services fees payable	1,083
Administration fees payable	1,149
Administrative services fees payable	5,129
Distribution fees payable	5,784
Transfer agency fees payable	2,050
Fund accounting fees payable	668
Compliance services fees payable	113
Other accrued expenses	9,603
TOTAL LIABILITIES	315,985
NET ASSETS	$13,118,660

NET ASSETS CONSIST OF:
Capital	$3,685,718
Total distributable earnings (loss)	9,432,942
NET ASSETS	$13,118,660
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	247,290
Net Asset Value (offering and redemption price per share)	$53.05

(a) Includes securities on loan valued at:	$46,075

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$147,017
Interest	452
Net income from securities lending	408
TOTAL INVESTMENT INCOME	147,877

EXPENSES:
Advisory fees	65,936
Management services fees	8,791
Administration fees	7,952
Transfer agency fees	6,840
Administrative services fees	23,120
Distribution fees	21,979
Custody fees	1,290
Fund accounting fees	4,627
Trustee fees	237
Compliance services fees	45
Other fees	10,317
Total Gross Expenses before reductions	151,134
Expenses reduced and reimbursed by the Advisor	(3,438)
TOTAL NET EXPENSES	147,696
NET INVESTMENT INCOME (LOSS)	181

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,324,694
Net realized gains (losses) on swap agreements	(69,184)
Change in net unrealized appreciation/depreciation on investment securities	(5,367,182)
Change in net unrealized appreciation/depreciation on swap agreements	(7,165)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,118,837)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,118,656)

See accompanying notes to financial statements.

48  :: ProFund VP Consumer Goods :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$181	$6,726
Net realized gains (losses) on investments	1,255,510	478,722
Change in net unrealized appreciation/depreciation on investments	(5,374,347)	3,449,771
Change in net assets resulting from operations	(4,118,656)	3,935,219

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(536,211)	(1,063,035)
Change in net assets resulting from distributions	(536,211)	(1,063,035)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,866,809	28,285,552
Distributions reinvested	536,211	1,063,035
Value of shares redeemed	(22,005,884)	(24,217,241)
Change in net assets resulting from capital transactions	(8,602,864)	5,131,346
Change in net assets	(13,257,731)	8,003,530

NET ASSETS:
Beginning of period	26,376,391	18,372,861
End of period	$13,118,660	$26,376,391

SHARE TRANSACTIONS:
Issued	205,041	443,795
Reinvested	9,728	18,134
Redeemed	(347,273)	(377,573)
Change in shares	(132,504)	84,356

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Goods :: 49

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$69.45	$62.19	$48.21	$46.16	$66.23	$59.18

Investment Activities:
Net investment income (loss)(a)	— (b)	0.02	0.25	0.49	0.70	0.49
Net realized and unrealized gains (losses) on investments	(14.12)	11.42	14.61	10.83	(9.43)	8.33
Total income (loss) from investment activities	(14.12)	11.44	14.86	11.32	(8.73)	8.82

Distributions to Shareholders From:
Net investment income	(0.03)	(0.27)	(0.38)	(0.80)	(0.74)	(0.82)
Net realized gains on investments	(2.25)	(3.91)	(0.50)	(8.47)	(10.60)	(0.95)
Total distributions	(2.28)	(4.18)	(0.88)	(9.27)	(11.34)	(1.77)

Net Asset Value, End of Period	$53.05	$69.45	$62.19	$48.21	$46.16	$66.23

Total Return(c)(d)	(20.45)%	19.65%	31.05%	26.56%	(14.80)%	15.05%

Ratios to Average Net Assets:
Gross expenses(d)(e)	1.72%	1.69%	1.75%	1.73%	1.72%	1.68%
Net expenses(d)(e)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)(e)	— (f)	0.03%	0.50%	1.01%	1.23%	0.76%

Supplemental Data:
Net assets, end of period (000's)	$13,119	$26,376	$18,373	$12,137	$8,989	$18,827
Portfolio turnover rate(c)(g)	37%	65%	141%	71%	41%	107%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(e)	Annualized for periods less than one year.
(f)	Amount is less than 0.05%.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

50  :: ProFund VP Consumer Services :: Financial Statements

Investment Objective: The ProFund VP Consumer Services seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	23.0%
The Home Depot, Inc.	7.0%
Costco Wholesale Corp.	5.3%
McDonald's Corp.	4.5%
Comcast Corp.	4.3%

Dow Jones U.S. Consumer ServicesSM Index – Composition

% of Index
Retailing	46%
Consumer Services	18%
Media & Entertainment	18%
Food & Staples Retailing	13%
Transportation	3%
Health Care Equipment & Services	1%
Commercial & Professional Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.2%)

	Shares	Value
ADT, Inc. (Commercial Services & Supplies)	934	$5,744
Advance Auto Parts, Inc. (Specialty Retail)	248	42,926
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,552	138,252
Alaska Air Group, Inc.* (Airlines)	512	20,506
Albertsons Cos., Inc.—Class A (Food & Staples Retailing)	433	11,570
Altice USA, Inc.* (Media)	922	8,529
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	35,527	3,773,322
AMC Entertainment Holdings, Inc.*(a) (Entertainment)	2,098	28,428
AMERCO (Road & Rail)	40	19,129
American Airlines Group, Inc.* (Airlines)	2,637	33,437
American Eagle Outfitters, Inc. (Specialty Retail)	625	6,988
AmerisourceBergen Corp. (Health Care Providers & Services)	612	86,585
Aramark (Hotels, Restaurants & Leisure)	1,045	32,008
AutoNation, Inc.* (Specialty Retail)	144	16,093
AutoZone, Inc.* (Specialty Retail)	81	174,079
Bath & Body Works, Inc. (Specialty Retail)	968	26,059
Best Buy Co., Inc. (Specialty Retail)	822	53,586
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	548	34,151
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	165	288,583
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	325	16,169
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	241	20,369
Burlington Stores, Inc.* (Specialty Retail)	268	36,510
Cable One, Inc. (Media)	20	25,786
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	870	33,321
Cardinal Health, Inc. (Health Care Providers & Services)	1,106	57,811
CarMax, Inc.* (Specialty Retail)	652	58,993
Carnival Corp.*—Class A (Hotels, Restaurants & Leisure)	3,295	28,502
Carvana Co.* (Specialty Retail)	404	9,122
Casey's General Stores, Inc. (Food & Staples Retailing)	151	27,932
Charter Communications, Inc.*—Class A (Media)	470	220,209
Chegg, Inc.* (Diversified Consumer Services)	511	9,597
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	114	149,028
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	134	14,958
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	139	26,623
Comcast Corp.—Class A (Media)	18,152	712,283
ContextLogic, Inc.*—Class A (Internet & Direct Marketing Retail)	1,411	2,258
Copart, Inc.* (Commercial Services & Supplies)	868	94,317
Costco Wholesale Corp. (Food & Staples Retailing)	1,800	862,705
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	94	7,848
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	506	57,239
Delta Air Lines, Inc.* (Airlines)	2,603	75,409
Dick's Sporting Goods, Inc. (Specialty Retail)	236	17,787
DISH Network Corp.*—Class A (Media)	1,018	18,253
Dollar General Corp. (Multiline Retail)	929	228,014
Dollar Tree, Inc.* (Multiline Retail)	914	142,447
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	146	56,898
DraftKings, Inc.* (Hotels, Restaurants & Leisure)	1,456	16,992
Dutch Bros, Inc.*(a)—Class A (Hotels, Restaurants & Leisure)	111	3,513
Endeavor Group Holdings, Inc.*—Class A (Entertainment)	161	3,310

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 51

Common Stocks, continued

	Shares	Value
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	615	$58,320
Five Below, Inc.* (Specialty Retail)	225	25,522
Floor & Decor Holdings, Inc.* (Specialty Retail)	430	27,073
Foot Locker, Inc. (Specialty Retail)	339	8,560
Fox Corp.—Class A (Media)	1,266	40,715
Fox Corp.—Class B (Media)	587	17,434
Frontdoor, Inc.*—Class A (Diversified Consumer Services)	334	8,043
GameStop Corp.*(a)—Class A (Specialty Retail)	251	30,697
Grand Canyon Education, Inc.* (Diversified Consumer Services)	131	12,339
H&R Block, Inc. (Diversified Consumer Services)	648	22,887
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,130	125,927
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	208	15,373
IAA, Inc.* (Commercial Services & Supplies)	544	17,827
JetBlue Airways Corp.* (Airlines)	1,302	10,898
Joby Aviation, Inc.*(a) (Airlines)	1,083	5,318
Kohl's Corp. (Multiline Retail)	522	18,630
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	1,396	46,892
Liberty Broadband Corp.*—Class A (Media)	85	9,652
Liberty Broadband Corp.*—Class C (Media)	531	61,405
Liberty Media Corp-Liberty Formula One*—Class A (Entertainment)	89	5,159
Liberty Media Corp-Liberty Formula One*—Class C (Entertainment)	834	52,934
Liberty Media Corp-Liberty SiriusXM*—Class A (Media)	325	11,713
Liberty Media Corp-Liberty SiriusXM*—Class C (Media)	640	23,072
Lithia Motors, Inc. (Specialty Retail)	117	32,153
Live Nation Entertainment, Inc.* (Entertainment)	556	45,914
LKQ Corp. (Distributors)	1,057	51,888
Lowe's Cos., Inc. (Specialty Retail)	2,684	468,814
Lyft, Inc.* (Road & Rail)	1,226	16,281
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,117	151,905
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	168	19,522
McDonald's Corp. (Hotels, Restaurants & Leisure)	3,003	741,382
MGM Resorts International (Hotels, Restaurants & Leisure)	1,436	41,572
Murphy USA, Inc. (Specialty Retail)	90	20,958
National Vision Holdings, Inc.* (Specialty Retail)	331	9,103
Netflix, Inc.* (Entertainment)	1,804	315,466
News Corp.—Class A (Media)	1,577	24,570
News Corp.—Class B (Media)	489	7,770
Nexstar Media Group, Inc.—Class A (Media)	164	26,712
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,702	18,926
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	237	13,924
Omnicom Group, Inc. (Media)	835	53,114
O'Reilly Automotive, Inc.* (Specialty Retail)	267	168,680
Paramount Global—Class A (Media)	36	981
Paramount Global—Class B (Media)	2,470	60,960
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	664	20,199
Penske Automotive Group, Inc. (Specialty Retail)	120	12,563
Petco Health & Wellness Co., Inc.* (Specialty Retail)	332	4,894
Pinterest, Inc.*—Class A (Interactive Media & Services)	2,333	42,367
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	345	23,463
Qurate Retail, Inc.—Class A (Internet & Direct Marketing Retail)	1,396	4,007
RH* (Specialty Retail)	71	15,070
Roku, Inc.* (Entertainment)	487	40,002
Rollins, Inc. (Commercial Services & Supplies)	920	32,126
Ross Stores, Inc. (Specialty Retail)	1,427	100,218
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	911	31,803
Scientific Games Corp. A* (Hotels, Restaurants & Leisure)	388	18,232
Service Corp. International (Diversified Consumer Services)	645	44,583
Sirius XM Holdings, Inc.(a) (Media)	3,676	22,534
Southwest Airlines Co.* (Airlines)	2,408	86,976
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	445	11,267
Starbucks Corp. (Hotels, Restaurants & Leisure)	4,657	355,749
Stitch Fix, Inc.*—Class A (Internet & Direct Marketing Retail)	337	1,665
Sysco Corp. (Food & Staples Retailing)	2,069	175,265
Target Corp. (Multiline Retail)	1,878	265,230
TEGNA, Inc. (Media)	898	18,831
Terminix Global Holdings, Inc.* (Diversified Consumer Services)	493	20,040
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	277	20,276
The Gap, Inc. (Specialty Retail)	856	7,053
The Home Depot, Inc. (Specialty Retail)	4,196	1,150,836
The Interpublic Group of Cos., Inc. (Media)	1,598	43,993
The Kroger Co. (Food & Staples Retailing)	2,664	126,087
The Madison Square Garden Co.*—Class A (Entertainment)	70	10,570
The New York Times Co.—Class A (Media)	677	18,888
The TJX Cos., Inc. (Specialty Retail)	4,769	266,349
The Walt Disney Co.* (Entertainment)	7,396	698,183
The Wendy's Co. (Hotels, Restaurants & Leisure)	696	13,140
Tractor Supply Co. (Specialty Retail)	454	88,008
TripAdvisor, Inc.* (Interactive Media & Services)	407	7,245
Uber Technologies, Inc.* (Road & Rail)	6,857	140,295
Ulta Beauty, Inc.* (Specialty Retail)	212	81,722
United Airlines Holdings, Inc.* (Airlines)	1,327	47,002
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	165	35,978
Victoria's Secret & Co.* (Specialty Retail)	276	7,720
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,911	110,327

See accompanying notes to financial statements.

52  :: ProFund VP Consumer Services :: Financial Statements

Common Stocks, continued

	Shares	Value
Walmart, Inc. (Food & Staples Retailing)	5,700	$693,006
Warner Bros Discovery, Inc.* (Entertainment)	8,967	120,338
Warner Music Group Corp.—Class A (Entertainment)	468	11,400
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	323	14,069
Williams-Sonoma, Inc. (Specialty Retail)	284	31,510
World Wrestling Entertainment, Inc.—Class A (Entertainment)	176	10,998
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	374	24,579
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	428	24,387
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,158	131,445
ZoomInfo Technologies, Inc.*—Class A (Interactive Media & Services)	1,228	40,819
TOTAL COMMON STOCKS (Cost $9,676,671)		16,104,470

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $36,001	$36,000	$36,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,000)		36,000

Collateral for Securities Loaned(c) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 1.42%(d)	91,703	$91,703
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $91,703)		91,703
TOTAL INVESTMENT SECURITIES (Cost $9,804,374)—99.0%		16,232,173
Net other assets (liabilities)—1.0%		169,998
NET ASSETS—100.0%		$16,402,171

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $89,128.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2022.

(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	7/25/22	2.18%	$313,080	$(5,757)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Services invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Airlines	$279,546	1.7%
Commercial Services & Supplies	150,014	0.9%
Distributors	51,888	0.3%
Diversified Consumer Services	137,858	0.8%
Entertainment	1,342,702	8.2%
Food & Staples Retailing	2,052,310	12.5%
Health Care Providers & Services	144,396	0.9%
Hotels, Restaurants & Leisure	2,789,004	17.0%
Interactive Media & Services	90,431	0.6%
Internet & Direct Marketing Retail	3,795,321	23.2%
Media	1,427,404	8.6%
Multiline Retail	668,245	4.1%
Road & Rail	175,705	1.1%
Specialty Retail	2,999,646	18.3%
Other**	297,701	1.8%
Total	$16,402,171	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 53

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$9,804,374
Securities, at value(a)	16,196,173
Repurchase agreements, at value	36,000
Total Investment Securities, at value	16,232,173
Cash	237
Segregated cash balances for swap agreements with custodian	270,000
Dividends and interest receivable	4,640
Receivable for capital shares issued	53,675
Prepaid expenses	263
TOTAL ASSETS	16,560,988

LIABILITIES:
Payable for collateral for securities loaned	91,703
Payable for capital shares redeemed	9,751
Unrealized depreciation on swap agreements	5,757
Advisory fees payable	10,713
Management services fees payable	1,429
Administration fees payable	1,494
Administrative services fees payable	9,539
Distribution fees payable	9,861
Trustee fees payable	6
Transfer agency fees payable	2,668
Fund accounting fees payable	869
Compliance services fees payable	146
Other accrued expenses	14,881
TOTAL LIABILITIES	158,817
NET ASSETS	$16,402,171

NET ASSETS CONSIST OF:
Capital	$10,392,743
Total distributable earnings (loss)	6,009,428
NET ASSETS	$16,402,171
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	315,255
Net Asset Value (offering and redemption price per share)	$52.03

(a) Includes securities on loan valued at:	$89,128

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$101,244
Interest	167
Net income from securities lending	75
TOTAL INVESTMENT INCOME	101,486

EXPENSES:
Advisory fees	87,126
Management services fees	11,617
Administration fees	10,745
Transfer agency fees	9,233
Administrative services fees	30,680
Distribution fees	29,042
Custody fees	1,500
Fund accounting fees	6,256
Trustee fees	317
Compliance services fees	56
Other fees	12,965
Total Gross Expenses before reductions	199,537
Expenses reduced and reimbursed by the Advisor	(4,374)
TOTAL NET EXPENSES	195,163
NET INVESTMENT INCOME (LOSS)	(93,677)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,002,784
Net realized gains (losses) on swap agreements	(105,239)
Change in net unrealized appreciation/depreciation on investment securities	(9,578,039)
Change in net unrealized appreciation/depreciation on swap agreements	(7,788)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(8,688,282)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,781,959)

See accompanying notes to financial statements.

54  :: ProFund VP Consumer Services :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(93,677)	$(312,451)
Net realized gains (losses) on investments	897,545	593,562
Change in net unrealized appreciation/depreciation on investments	(9,585,827)	2,796,562
Change in net assets resulting from operations	(8,781,959)	3,077,673

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(200,611)	(2,445,589)
Change in net assets resulting from distributions	(200,611)	(2,445,589)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,611,995	16,484,139
Distributions reinvested	200,611	2,445,589
Value of shares redeemed	(11,312,314)	(20,612,082)
Change in net assets resulting from capital transactions	(5,499,708)	(1,682,354)
Change in net assets	(14,482,278)	(1,050,270)

NET ASSETS:
Beginning of period	30,884,449	31,934,719
End of period	$16,402,171	$30,884,449

SHARE TRANSACTIONS:
Issued	87,006	211,808
Reinvested	3,559	33,835
Redeemed	(174,515)	(265,804)
Change in shares	(83,950)	(20,161)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 55

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$77.36	$76.15	$82.97	$69.55		$72.88		$61.58

Investment Activities:
Net investment income (loss)(a)	(0.26)	(0.76)	(0.56)	(0.40)		(0.29)		(0.12)
Net realized and unrealized gains (losses) on investments	(24.44)	8.12	22.85	17.30		1.12		11.42
Total income (loss) from investment activities	(24.70)	7.36	22.29	16.90		0.83		11.30

Distributions to Shareholders From:
Net realized gains on investments	(0.63)	(6.15)	(29.11)	(3.48)		(4.16)		—

Net Asset Value, End of Period	$52.03	$77.36	$76.15	$82.97		$69.55		$72.88

Total Return(b)(c)	(31.99)%	10.23%	28.34%	24.64%		0.62	%(d)	18.37%

Ratios to Average Net Assets:
Gross expenses(c)(e)	1.72%	1.68%	1.75%	1.72%		1.73%		1.72%
Net expenses(c)(e)	1.68%	1.68%	1.68%	1.71	%(f)	1.65	%(d)	1.68%
Net investment income (loss)(c)(e)	(0.81)%	(0.99)%	(0.72)%	(0.50)%		(0.38	)%(d)	(0.18)%

Supplemental Data:
Net assets, end of period (000's)	$16,402	$30,884	$31,935	$26,846		$25,222		$32,762
Portfolio turnover rate(b)(g)	7%	39%	116%	182%		82%		81%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and (0.40)%, respectively, and the total return would have been 0.60%.

(e)	Annualized for periods less than one year.

(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

56  :: ProFund VP Dow 30 :: Financial Statements

Investment Objective: The ProFund VP Dow 30 seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Industrial Average®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® Index – Composition

% of Index
Health Care	23%
Information Technology	21%
Financials	15%
Consumer Discretionary	13%
Industrials	13%
Consumer Staples	8%
Communication Services	3%
Energy	3%
Materials	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (102.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $260,010	$260,000	$260,000
TOTAL REPURCHASE AGREEMENTS (Cost $260,000)		260,000
TOTAL INVESTMENT SECURITIES (Cost $260,000)—102.3%		260,000
Net other assets (liabilities)—(2.3)%		(5,740)
NET ASSETS—100.0%		$254,260

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $192,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/27/22	2.18%	$199,927	$(4,345)
Dow Jones Industrial Average	UBS AG	7/27/22	2.08%	53,226	(1,150)
				$253,153	$(5,495)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 57

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$260,000
Repurchase agreements, at value	260,000
Total Investment Securities, at value	260,000
Cash	347
Segregated cash balances for swap agreements with custodian	3
Interest receivable	10
Prepaid expenses	2
TOTAL ASSETS	260,362

LIABILITIES:
Unrealized depreciation on swap agreements	5,495
Advisory fees payable	161
Management services fees payable	21
Administration fees payable	20
Administrative services fees payable	96
Distribution fees payable	108
Transfer agency fees payable	39
Fund accounting fees payable	12
Compliance services fees payable	1
Other accrued expenses	149
TOTAL LIABILITIES	6,102
NET ASSETS	$254,260

NET ASSETS CONSIST OF:
Capital	$1,948,374
Total distributable earnings (loss)	(1,694,114)
NET ASSETS	$254,260
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	15,069
Net Asset Value (offering and redemption price per share)	$16.87

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$446

EXPENSES:
Advisory fees	925
Management services fees	123
Administration fees	95
Transfer agency fees	89
Administrative services fees	150
Distribution fees	309
Custody fees	16
Fund accounting fees	58
Trustee fees	3
Other fees	115
TOTAL NET EXPENSES	1,883
NET INVESTMENT INCOME (LOSS)	(1,437)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(41,430)
Change in net unrealized appreciation/depreciation on swap agreements	(5,695)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(47,125)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(48,562)

See accompanying notes to financial statements.

58  :: ProFund VP Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(1,437)	$(6,679)
Net realized gains (losses) on investments	(41,430)	36,870
Change in net unrealized appreciation/depreciation on investments	(5,695)	(6,186)
Change in net assets resulting from operations	(48,562)	24,005

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(44,674)	(55,117)
Change in net assets resulting from distributions	(44,674)	(55,117)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	528,590	24,536,278
Distributions reinvested	44,674	26,861
Value of shares redeemed	(444,258)	(24,698,466)
Change in net assets resulting from capital transactions	129,006	(135,327)
Change in net assets	35,770	(166,439)

NET ASSETS:
Beginning of period	218,490	384,929
End of period	$254,260	$218,490

SHARE TRANSACTIONS:
Issued	22,284	1,048,587
Reinvested	2,524	1,208
Redeemed	(18,881)	(1,057,199)
Change in shares	5,927	(7,404)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Dow 30 :: 59

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$23.90	$23.26	$28.16	$23.07	$31.90	$36.39

Investment Activities:
Net investment income (loss)(a)	(0.12)	(0.34)	(0.31)	0.15	0.05	(0.24)
Net realized and unrealized gains (losses) on investments	(3.37)	4.18	2.05	4.97	(1.18)	7.74
Total income (loss) from investment activities	(3.49)	3.84	1.74	5.12	(1.13)	7.50

Distributions to Shareholders From:
Net investment income	—	—	(0.13)	(0.03)	—	—
Net realized gains on investments	(3.54)	(3.20)	(6.51)	—	(7.70)	(11.99)
Total distributions	(3.54)	(3.20)	(6.64)	(0.03)	(7.70)	(11.99)

Net Asset Value, End of Period	$16.87	$23.90	$23.26	$28.16	$23.07	$31.90

Total Return(b)(c)	(15.28)%	17.51%	7.41%	22.18%	(6.03)%	23.63%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.53%	1.47%	1.58%	1.47%	1.49%	1.44%
Net expenses(c)(d)	1.53%	1.47%	1.58%	1.47%	1.49%	1.44%
Net investment income (loss)(c)(d)	(1.17)%	(1.47)%	(1.31)%	0.56%	0.16%	(0.68)%

Supplemental Data:
Net assets, end of period (000's)	$254	$218	$385	$316	$307	$349
Portfolio turnover rate(e)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

60 :: ProFund VP Emerging Markets :: Financial Statements

Investment Objective: The ProFund VP Emerging Markets seeks investment results that, before fees and expenses, correspond to the performance of the S&P Emerging 50 ADR Index (USD).

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements	10%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	17.0%
Alibaba Group Holding, Ltd.	10.3%
HDFC Bank, Ltd.	8.6%
Infosys, Ltd.	4.2%
Vale S.A.	4.0%

S&P Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Information Technology	28%
Consumer Discretionary	21%
Financials	20%
Materials	10%
Communication Services	10%
Energy	6%
Industrials	2%
Consumer Staples	2%
Health Care	1%

Country Composition
China	32%
Taiwan	23%
India	20%
Brazil	12%
Other	13%

Schedule of Portfolio Investments (unaudited)

Common Stocks (88.9%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	17,222	$1,957,798
Ambev S.A.ADR (Beverages)	58,615	147,124
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	13,066	266,938
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	5,499	81,330
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	20,251	104,698
Baidu, Inc.*ADR (Interactive Media & Services)	2,739	407,371
Banco Bradesco S.A.ADR(a) (Banks)	70,318	229,237
Beigene, Ltd.*ADR(a) (Biotechnology)	566	91,607
Bilibili, Inc.*ADR(a) (Entertainment)	2,531	64,794
Cemex S.A.B. de C.V.*ADR (Construction Materials)	23,979	93,998
China Life Insurance Co., Ltd.ADR(a) (Insurance)	19,222	166,078
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	5,975	267,620
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	4,420	182,325
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	2,719	150,605
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,316	156,307
Gerdau S.A.ADR (Metals & Mining)	15,508	66,529
Gold Fields, Ltd.ADR(a) (Metals & Mining)	10,833	98,797
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	432	60,299
Grupo Televisa S.A.B.ADR (Media)	7,728	63,215
HDFC Bank, Ltd.ADR (Banks)	29,793	1,637,424
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	1,361	51,854
ICICI Bank, Ltd.ADR (Banks)	33,889	601,191
Infosys, Ltd.ADR (IT Services)	43,010	796,115
Itau Unibanco Holding S.A.ADR (Banks)	64,345	275,396
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	11,497	738,337
KB Financial Group, Inc.ADR (Banks)	8,729	324,719
KE Holdings, Inc.*ADR (Real Estate Management & Development)	4,601	82,588
Korea Electric Power Corp.*ADR (Electric Utilities)	6,407	56,253
NetEase, Inc.ADR (Entertainment)	4,945	461,665
NIO, Inc.*ADR (Automobiles)	15,622	339,310
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,697	125,788
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	25,169	293,974
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	4,526	279,707
POSCOADR (Metals & Mining)	4,255	189,433
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	6,202	167,702
Sasol, Ltd.*ADR (Chemicals)	6,589	151,942
Shinhan Financial Group Co., Ltd.ADR (Banks)	6,137	175,273
Sibanye Stillwater, Ltd.ADR(a) (Metals & Mining)	8,345	83,200
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	4,321	96,445

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 61

Common Stocks, continued

	Shares	Value
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	1,740	$145,342
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	10,850	102,858
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	39,550	3,233,212
Tata Motors, Ltd.*ADR(a) (Automobiles)	4,914	127,125
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	5,808	159,430
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	50,373	341,025
Vale S.A.ADR (Metals & Mining)	51,720	756,664
Wipro, Ltd.ADR (IT Services)	12,169	64,617
Woori Financial Group, Inc.ADR (Banks)	2,601	73,556
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	11,009	302,197
TOTAL COMMON STOCKS (Cost $10,728,733)		16,891,012

Preferred Stock (1.3%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	24,053	255,683
TOTAL PREFERRED STOCK (Cost $16,344)		255,683

Repurchase Agreements(b)(c) (10.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $2,030,077	$2,030,000	$2,030,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,030,000)		2,030,000

Collateral for Securities Loaned(d) (5.9%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 1.42%(e)	1,119,359	$1,119,359
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,119,359)		1,119,359
TOTAL INVESTMENT SECURITIES (Cost $13,894,436)—106.8%		20,296,054
Net other assets (liabilities)—(6.8)%		(1,286,892)
NET ASSETS—100.0%		$19,009,162

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $1,056,848.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $267,000.

(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Securities were purchased with cash collateral held from securities on loan at June 30, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2022.

ADR	American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	7/27/22	2.18%	$901,021	$(31,765)
S&P Emerging 50 ADR Index (USD)	UBS AG	7/27/22	2.08%	1,051,806	(32,312)
				$1,952,827	$(64,077)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

62 :: ProFund VP Emerging Markets :: Financial Statements

ProFund VP Emerging Markets invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Air Freight & Logistics	$302,197	1.6%
Automobiles	466,435	2.5%
Banks	3,316,796	17.5%
Beverages	303,431	1.6%
Biotechnology	91,607	0.5%
Chemicals	297,284	1.6%
Construction Materials	93,998	0.5%
Diversified Telecommunication Services	350,027	1.9%
Electric Utilities	56,253	0.3%
Entertainment	526,459	2.8%
Hotels, Restaurants & Leisure	51,854	0.3%
Insurance	166,078	0.9%
Interactive Media & Services	407,371	2.1%
Internet & Direct Marketing Retail	3,135,272	16.4%
IT Services	860,732	4.5%
Media	63,215	0.3%
Metals & Mining	1,275,953	6.7%
Oil, Gas & Consumable Fuels	943,065	4.9%
Paper & Forest Products	102,858	0.5%
Pharmaceuticals	150,605	0.8%
Real Estate Management & Development	82,588	0.4%
Semiconductors & Semiconductor Equipment	3,678,935	19.3%
Transportation Infrastructure	60,299	0.3%
Wireless Telecommunication Services	363,383	2.0%
Other**	1,862,467	9.8%
Total	$19,009,162	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2022:

	Value	% of Net Assets
Brazil	$2,127,465	11.1%
Chile	145,342	0.8%
China	5,592,589	29.4%
India	3,377,077	17.8%
Indonesia	167,702	0.9%
Mexico	640,757	3.4%
South Africa	415,269	2.2%
South Korea	819,234	4.3%
Taiwan	3,861,260	20.3%
Other**	1,862,467	9.8%
Total	$19,009,162	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 63

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$13,894,436
Securities, at value(a)	18,266,054
Repurchase agreements, at value	2,030,000
Total Investment Securities, at value	20,296,054
Cash	796
Segregated cash balances for swap agreements with custodian	3
Dividends and interest receivable	105,591
Receivable for capital shares issued	6,967
Prepaid expenses	1,137
TOTAL ASSETS	20,410,548

LIABILITIES:
Payable for collateral for securities loaned	1,119,359
Payable for capital shares redeemed	174,604
Unrealized depreciation on swap agreements	64,077
Advisory fees payable	9,804
Management services fees payable	1,307
Administration fees payable	1,554
Administrative services fees payable	10,388
Distribution fees payable	10,850
Trustee fees payable	6
Transfer agency fees payable	2,544
Fund accounting fees payable	875
Compliance services fees payable	114
Other accrued expenses	5,904
TOTAL LIABILITIES	1,401,386
NET ASSETS	$19,009,162

NET ASSETS CONSIST OF:
Capital	$22,427,026
Total distributable earnings (loss)	(3,417,864)
NET ASSETS	$19,009,162
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	743,073
Net Asset Value (offering and redemption price per share)	$25.58

(a) Includes securities on loan valued at:	$1,056,848

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$342,738
Interest	2,074
Foreign tax withholding	(21,225)
Net income from securities lending	677
TOTAL INVESTMENT INCOME	324,264

EXPENSES:
Advisory fees	69,474
Management services fees	9,263
Administration fees	6,964
Transfer agency fees	6,060
Administrative services fees	22,058
Distribution fees	23,158
Custody fees	4,410
Fund accounting fees	3,983
Trustee fees	218
Compliance services fees	47
Other fees	7,559
Recoupment of prior expenses reduced by the Advisor	4,513
Total Gross Expenses before reductions	157,707
Expenses reduced and reimbursed by the Advisor	(2,086)
TOTAL NET EXPENSES	155,621
NET INVESTMENT INCOME (LOSS)	168,643

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,398,959)
Net realized gains (losses) on swap agreements	(155,544)
Change in net unrealized appreciation/depreciation on investment securities	(1,662,034)
Change in net unrealized appreciation/depreciation on swap agreements	(68,472)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,285,009)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,116,366)

See accompanying notes to financial statements.

64 :: ProFund VP Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$168,643	$110,840
Net realized gains (losses) on investments	(1,554,503)	(612,983)
Change in net unrealized appreciation/depreciation on investments	(1,730,506)	(4,826,450)
Change in net assets resulting from operations	(3,116,366)	(5,328,593)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(110,840)	—
Change in net assets resulting from distributions	(110,840)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,233,143	31,922,131
Distributions reinvested	110,840	—
Value of shares redeemed	(8,809,820)	(33,400,828)
Change in net assets resulting from capital transactions	2,534,163	(1,478,697)
Change in net assets	(693,043)	(6,807,290)

NET ASSETS:
Beginning of period	19,702,205	26,509,495
End of period	$19,009,162	$19,702,205

SHARE TRANSACTIONS:
Issued	396,735	863,608
Reinvested	4,104	—
Redeemed	(313,622)	(931,355)
Change in shares	87,217	(67,747)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Emerging Markets :: 65

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020		Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$30.04	$36.64	$29.08		$23.54		$27.85	$20.91

Investment Activities:
Net investment income (loss)(a)	0.25	0.15	(0.08)		0.15		0.09	0.06
Net realized and unrealized gains (losses) on investments	(4.54)	(6.75)	7.82		5.53		(4.33)	6.89
Total income (loss) from investment activities	(4.29)	(6.60)	7.74		5.68		(4.24)	6.95

Distributions to Shareholders From:
Net investment income	(0.17)	—	(0.18)		(0.14)		(0.07)	(0.01)

Net Asset Value, End of Period	$25.58	$30.04	$36.64		$29.08		$23.54	$27.85

Total Return(b)(c)	(14.32)%	(18.01)%	26.72	%(d)	24.23	%(e)	(15.27)%	33.26%

Ratios to Average Net Assets:
Gross expenses(c)(f)	1.70%	1.69%	1.74%		1.74%		1.74%	1.70%
Net expenses(c)(f)	1.68%	1.68%	1.68%		1.68%		1.68%	1.68%
Net investment income (loss)(c)(f)	1.82%	0.43%	(0.29)%		0.58%		0.34%	0.21%

Supplemental Data:
Net assets, end of period (000's)	$19,009	$19,702	$26,509		$25,952		$17,065	$34,450
Portfolio turnover rate(b)(g)	25%	60%	108%		83%		21%	54%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	During the year ended December 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.20%.

(e)	During the year ended December 31, 2019, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.69%.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

66 :: ProFund VP Europe 30 :: Financial Statements

Investment Objective: The ProFund VP Europe 30 seeks investment results that, before fees and expenses, correspond to the performance of the ProFunds Europe 30 Index®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Argenx SE	5.0%
TotalEnergies SE	4.9%
HSBC Holdings PLC	4.7%
NOVO Nordisk A/S	4.7%
GlaxoSmithKline PLC	4.7%

ProFunds Europe 30® Index – Composition

Industry Breakdown	% of Index
Health Care	22%
Energy	21%
Consumer Staples	14%
Information Technology	11%
Financials	10%
Materials	8%
Industrials	5%
Consumer Discretionary	3%
Communication Services	3%
Utilities	3%

Country Composition
United Kingdom	48%
Netherlands	9%
France	9%
Germany	7%
Other	27%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.8%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	11,128	$600,356
ArcelorMittal S.A.NYS—Class A (Metals & Mining)	12,364	279,426
Argenx SE*ADR (Biotechnology)	1,943	736,163
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	353	167,986
AstraZeneca PLCADR (Pharmaceuticals)	9,008	595,159
Barclays PLCADR (Banks)	50,693	385,267
BP PLCADR (Oil, Gas & Consumable Fuels)	22,962	650,973
British American Tobacco PLCADR (Tobacco)	14,129	606,275
Diageo PLCADR (Beverages)	3,179	553,527
Endava PLC*ADR (IT Services)	2,473	218,292
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	17,840	620,118
GlaxoSmithKline PLCADR (Pharmaceuticals)	15,717	684,161
HSBC Holdings PLCADR (Banks)	21,196	692,473
ING Groep N.V.ADR(a) (Banks)	40,448	401,244
Jumia Technologies AG*ADR(a) (Internet & Direct Marketing Retail)	77,238	468,062
National Grid PLCADR (Multi-Utilities)	6,182	399,914
Nokia Corp.ADR (Communications Equipment)	73,478	338,734
NOVO Nordisk A/SADR (Pharmaceuticals)	6,182	688,860
Oatly Group AB*ADR(a) (Food Products)	63,587	220,011
RELX PLCADR (Professional Services)	15,720	423,497
Rio Tinto PLCADR (Metals & Mining)	9,004	549,244
Ryanair Holdings PLC*ADR (Airlines)	4,416	296,976
SanofiADR (Pharmaceuticals)	10,240	512,307
SAP SEADR (Software)	6,182	560,831
Shell PLCADR (Oil, Gas & Consumable Fuels)	12,364	646,514
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	43,451	321,537
Tenaris S.A.ADR (Energy Equipment & Services)	12,011	308,563
Ternium S.A.ADR (Metals & Mining)	7,418	267,716
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	13,777	725,221
Vodafone Group PLCADR (Wireless Telecommunication Services)	26,839	418,152
TOTAL COMMON STOCKS (Cost $9,988,724)		14,337,559

Collateral for Securities Loaned(b) (12.5%)

Invesco Government & Agency Portfolio—Institutional Shares, 1.42%(c)	1,838,666	1,838,666
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,838,666)		1,838,666
TOTAL INVESTMENT SECURITIES (Cost $11,827,390)—110.3%		16,176,225
Net other assets (liabilities)—(10.3)%		(1,515,405)
NET ASSETS—100.0%		$14,660,820

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $1,743,105.

(b)	Securities were purchased with cash collateral held from securities on loan at June 30, 2022.

(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2022.

ADR	American Depositary Receipt

NYS	New York Shares

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 67

ProFund VP Europe 30 invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Airlines	$296,976	2.0%
Banks	1,478,984	10.1%
Beverages	1,153,883	7.9%
Biotechnology	736,163	5.1%
Communications Equipment	660,271	4.5%
Energy Equipment & Services	308,563	2.1%
Food Products	220,011	1.5%
Internet & Direct Marketing Retail	468,062	3.2%
IT Services	218,292	1.5%
Metals & Mining	1,096,386	7.4%
Multi-Utilities	399,914	2.7%
Oil, Gas & Consumable Fuels	2,642,826	18.0%
Pharmaceuticals	2,480,487	17.0%
Professional Services	423,497	2.9%
Semiconductors & Semiconductor Equipment	167,986	1.1%
Software	560,831	3.8%
Tobacco	606,275	4.1%
Wireless Telecommunication Services	418,152	2.9%
Other**	323,261	2.2%
Total	$14,660,820	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2022:

	Value	% of Net Assets
Belgium	$600,356	4.1%
Denmark	688,860	4.7%
Finland	338,734	2.3%
France	1,237,528	8.4%
Germany	1,028,893	7.0%
Ireland	296,976	2.0%
Luxembourg	855,705	5.8%
Netherlands	1,951,907	13.4%
Norway	620,118	4.2%
Sweden	541,548	3.7%
United Kingdom	6,176,934	42.2%
Other**	323,261	2.2%
Total	$14,660,820	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

68 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$11,827,390
Securities, at value(a)	16,176,225
Total Investment Securities, at value	16,176,225
Dividends receivable	44,380
Receivable for capital shares issued	298,203
Receivable for tax reclaims	21,382
Receivable for investments sold	471,394
Prepaid expenses	166
TOTAL ASSETS	17,011,750

LIABILITIES:
Cash overdraft	311,847
Payable for collateral for securities loaned	1,838,666
Payable for capital shares redeemed	163,415
Advisory fees payable	8,242
Management services fees payable	1,099
Administration fees payable	1,452
Administrative services fees payable	5,561
Distribution fees payable	8,188
Trustee fees payable	6
Transfer agency fees payable	2,439
Fund accounting fees payable	812
Compliance services fees payable	103
Other accrued expenses	9,100
TOTAL LIABILITIES	2,350,930
NET ASSETS	$14,660,820

NET ASSETS CONSIST OF:
Capital	$15,017,946
Total distributable earnings (loss)	(357,126)
NET ASSETS	$14,660,820
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	666,457
Net Asset Value (offering and redemption price per share)	$22.00

(a) Includes securities on loan valued at:	$1,743,105

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$358,503
Interest	201
Foreign tax withholding	(30,090)
Net income from securities lending	444
TOTAL INVESTMENT INCOME	329,058

EXPENSES:
Advisory fees	65,329
Management services fees	8,711
Administration fees	7,065
Transfer agency fees	6,179
Administrative services fees	18,601
Distribution fees	21,776
Custody fees	9,390
Fund accounting fees	4,039
Trustee fees	216
Compliance services fees	44
Other fees	7,837
Total Gross Expenses before reductions	149,187
Expenses reduced and reimbursed by the Advisor	(2,848)
TOTAL NET EXPENSES	146,339
NET INVESTMENT INCOME (LOSS)	182,719

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(467,217)
Change in net unrealized appreciation/depreciation on investment securities	(1,759,150)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,226,367)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,043,648)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 69

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$182,719	$242,469
Net realized gains (losses) on investments	(467,217)	1,582,954
Change in net unrealized appreciation/depreciation on investments	(1,759,150)	1,803,942
Change in net assets resulting from operations	(2,043,648)	3,629,365

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(955,024)	(163,002)
Change in net assets resulting from distributions	(955,024)	(163,002)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,311,015	30,171,919
Distributions reinvested	955,024	163,002
Value of shares redeemed	(15,095,420)	(31,041,897)
Change in net assets resulting from capital transactions	170,619	(706,976)
Change in net assets	(2,828,053)	2,759,387

NET ASSETS:
Beginning of period	17,488,873	14,729,486
End of period	$14,660,820	$17,488,873

SHARE TRANSACTIONS:
Issued	569,934	1,231,380
Reinvested	40,605	6,733
Redeemed	(626,651)	(1,265,056)
Change in shares	(16,112)	(26,943)

See accompanying notes to financial statements.

70 :: ProFund VP Europe 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$25.62	$20.76	$23.50	$20.55	$24.53	$20.84

Investment Activities:
Net investment income (loss)(a)	0.26	0.32	0.22	0.45	0.48	0.50
Net realized and unrealized gains (losses) on investments	(2.72)	4.76	(2.43)	3.15	(3.86)	3.60
Total income (loss) from investment activities	(2.46)	5.08	(2.21)	3.60	(3.38)	4.10

Distributions to Shareholders From:
Net investment income	(0.29)	(0.22)	(0.53)	(0.65)	(0.60)	(0.41)
Net realized gains on investments	(0.87)	—	—	—	—	—
Total distributions	(1.16)	(0.22)	(0.53)	(0.65)	(0.60)	(0.41)

Net Asset Value, End of Period	$22.00	$25.62	$20.76	$23.50	$20.55	$24.53

Total Return(b)(c)	(9.89)%	24.53%	(9.23)%	17.79%	(14.13)%	19.71%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.71%	1.69%	1.77%	1.79%	1.75%	1.74%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)(d)	2.10%	1.30%	1.10%	1.97%	1.99%	2.14%

Supplemental Data:
Net assets, end of period (000's)	$14,660	$17,489	$14,729	$19,526	$18,331	$32,199
Portfolio turnover rate(b)(e)	74%	138%	63%	85%	228%	181%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 71

Investment Objective: The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the return of the basket of non-U.S. currencies included in the U.S. Dollar Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (103.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $386,015	$386,000	$386,000
TOTAL REPURCHASE AGREEMENTS (Cost $386,000)		386,000
TOTAL INVESTMENT SECURITIES (Cost $386,000)—103.3%		386,000
Net other assets (liabilities)—(3.3)%		(12,174)
NET ASSETS—100.0%		$373,826

(a)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $73,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of June 30, 2022, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	$22,955	U.S. dollar	$28,800	7/8/22	$27,942	$(858)
Canadian dollar	31,037	U.S. dollar	24,757	7/8/22	24,116	(641)
Euro	114,582	U.S. dollar	123,210	7/8/22	120,124	(3,086)
Japanese yen	3,184,545	U.S. dollar	23,804	7/8/22	23,486	(318)
Swedish krona	76,914	U.S. dollar	7,871	7/8/22	7,525	(346)
Swiss franc	6,369	U.S. dollar	6,548	7/8/22	6,676	128
Total Long Contracts			$214,990		$209,869	$(5,121)

As of June 30, 2022, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$1,042	British pound	$859	7/8/22	$1,046	$(4)
U.S. dollar	1,031	Canadian dollar	1,329	7/8/22	1,033	(2)
U.S. dollar	6,247	Euro	5,994	7/8/22	6,284	(37)
U.S. dollar	1,958	Japanese yen	262,954	7/8/22	1,939	19
U.S. dollar	359	Swedish krona	3,657	7/8/22	358	1
U.S. dollar	390	Swiss franc	389	7/8/22	408	(18)
Total Short Contracts	$11,027				$11,068	$(41)

See accompanying notes to financial statements.

72 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Appreciation/ (Depreciation)
Long:
British pound	$14,554	U.S. dollar	$18,236	7/8/22	$17,716	$(520)
Canadian dollar	14,043	U.S. dollar	11,199	7/8/22	10,911	(288)
Euro	97,586	U.S. dollar	104,814	7/8/22	102,306	(2,508)
Japanese yen	3,900,400	U.S. dollar	29,142	7/8/22	28,766	(376)
Swedish krona	86,318	U.S. dollar	8,823	7/8/22	8,445	(378)
Swiss franc	7,415	U.S. dollar	7,615	7/8/22	7,772	157
Total Long Contracts			$179,829		$175,916	$(3,913)

			Total unrealized appreciation			$305
			Total unrealized (depreciation)			(9,380)
			Total net unrealized appreciation/(depreciation)			$(9,075)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 73

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$386,000
Repurchase agreements, at value	386,000
Total Investment Securities, at value	386,000
Cash	599
Segregated cash balances for swap agreements with custodian	346
Unrealized appreciation on forward foreign currency contracts	305
Interest receivable	15
Receivable from Advisor under an expense limitation agreement	44
Prepaid expenses	7
TOTAL ASSETS	387,316

LIABILITIES:
Payable for capital shares redeemed	749
Unrealized depreciation on forward foreign currency contracts	9,380
Administration fees payable	33
Administrative services fees payable	231
Distribution fees payable	250
Transfer agency fees payable	56
Fund accounting fees payable	18
Compliance services fees payable	3
Other accrued expenses	2,770
TOTAL LIABILITIES	13,490
NET ASSETS	$373,826

NET ASSETS CONSIST OF:
Capital	$761,792
Total distributable earnings (loss)	(387,966)
NET ASSETS	$373,826
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	24,993
Net Asset Value (offering and redemption price per share)	$14.96

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$650

EXPENSES:
Advisory fees	1,687
Management services fees	225
Administration fees	113
Transfer agency fees	98
Administrative services fees	518
Distribution fees	562
Custody fees	1,694
Fund accounting fees	64
Trustee fees	3
Compliance services fees	1
Other fees	282
Total Gross Expenses before reductions	5,247
Expenses reduced and reimbursed by the Advisor	(1,469)
TOTAL NET EXPENSES	3,778
NET INVESTMENT INCOME (LOSS)	(3,128)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(32,201)
Change in net unrealized appreciation/depreciation on forward currency contracts	(9,675)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(41,876)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(45,004)

See accompanying notes to financial statements.

74 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(3,128)	$(14,080)
Net realized gains (losses) on investments	(32,201)	(52,276)
Change in net unrealized appreciation/depreciation on investments	(9,675)	(13,169)
Change in net assets resulting from operations	(45,004)	(79,525)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(15,895)
Change in net assets resulting from distributions	—	(15,895)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	254,268	752,331
Distributions reinvested	—	15,895
Value of shares redeemed	(316,222)	(1,527,575)
Change in net assets resulting from capital transactions	(61,954)	(759,349)
Change in net assets	(106,958)	(854,769)

NET ASSETS:
Beginning of period	480,784	1,335,553
End of period	$373,826	$480,784

SHARE TRANSACTIONS:
Issued	15,741	42,420
Reinvested	—	899
Redeemed	(19,791)	(86,998)
Change in shares	(4,050)	(43,679)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 75

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$16.55	$18.37	$17.60	$18.03	$22.30	$20.57

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.30)	(0.25)	0.08	0.01	(0.18)
Net realized and unrealized gains (losses) on investments	(1.48)	(1.15)	1.09	(0.50)	(1.34)	1.91
Total income (loss) from investment activities	(1.59)	(1.45)	0.84	(0.42)	(1.33)	1.73

Distributions to Shareholders From:
Net investment income	—	—	(0.07)	(0.01)	—	—
Net realized gains on investments	—	(0.37)	—	—	(2.94)	—
Total distributions	—	(0.37)	(0.07)	(0.01)	(2.94)	—

Net Asset Value, End of Period	$14.96	$16.55	$18.37	$17.60	$18.03	$22.30

Total Return(b)(c)	(9.61)%	(8.03)%	4.80%	(2.34)%	(6.31)%	8.46%

Ratios to Average Net Assets:
Gross expenses(c)(d)	2.33%	2.23%	3.18%	5.49%	4.51%	3.09%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)(d)	(1.39)%	(1.68)%	(1.44)%	0.44%	0.03%	(0.84)%

Supplemental Data:
Net assets, end of period (000's)	$374	$481	$1,336	$615	$677	$693
Portfolio turnover rate(e)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

76 :: ProFund VP Financials :: Financial Statements

Investment Objective: The ProFund VP Financials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. FinancialsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	8.3%
JPMorgan Chase & Co.	5.6%
Visa, Inc.	5.5%
Mastercard, Inc.	4.6%
Bank of America Corp.	3.7%

Dow Jones U.S. FinancialsSM Index – Composition

% of Index
Diversified Financials	33%
Banks	22%
Real Estate	21%
Insurance	14%
Software & Services	10%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.1%)

	Shares	Value
Affiliated Managers Group, Inc. (Capital Markets)	175	$20,405
Aflac, Inc. (Insurance)	2,677	148,118
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,364	26,169
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	671	97,315
Alleghany Corp.* (Insurance)	61	50,819
Ally Financial, Inc. (Consumer Finance)	1,459	48,891
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	630	40,616
American Express Co. (Consumer Finance)	2,755	381,898
American Financial Group, Inc. (Insurance)	300	41,643
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	1,335	47,312
American International Group, Inc. (Insurance)	3,578	182,943
American Tower Corp. (Equity Real Estate Investment Trusts)	2,099	536,484
Americold Realty Trust (Equity Real Estate Investment Trusts)	1,216	36,529
Ameriprise Financial, Inc. (Capital Markets)	496	117,889
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	7,050	41,665
Aon PLC (Insurance)	959	258,623
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	710	29,536
Apollo Global Management, Inc. (Diversified Financial Services)	1,686	81,737
Arch Capital Group, Ltd.* (Insurance)	1,697	77,197
Ares Management Corp.—Class A (Capital Markets)	775	44,067
Arthur J. Gallagher & Co. (Insurance)	949	154,725
Assurant, Inc. (Insurance)	244	42,175
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	631	122,572
Axis Capital Holdings, Ltd. (Insurance)	351	20,039
Bank of America Corp. (Banks)	32,022	996,845
Bank OZK (Banks)	510	19,140
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	8,171	2,230,847
BlackRock, Inc.—Class A (Capital Markets)	643	391,613
Blackstone Group, Inc.—Class A (Capital Markets)	3,165	288,743
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	769	21,278
Blue Owl Capital, Inc. (Capital Markets)	1,565	15,697
BOK Financial Corp. (Banks)	135	10,203
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	644	57,303
Brighthouse Financial, Inc.* (Insurance)	338	13,865
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,353	27,344
Brown & Brown, Inc. (Insurance)	1,058	61,724
Camden Property Trust (Equity Real Estate Investment Trusts)	481	64,685
Capital One Financial Corp. (Consumer Finance)	1,775	184,937
Cboe Global Markets, Inc. (Capital Markets)	480	54,331
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,476	108,649
Chubb, Ltd. (Insurance)	1,914	376,253
Cincinnati Financial Corp. (Insurance)	674	80,193
Citigroup, Inc. (Banks)	8,771	403,378
Citizens Financial Group, Inc. (Banks)	2,215	79,053
CME Group, Inc. (Capital Markets)	1,623	332,228
CNA Financial Corp. (Insurance)	123	5,523
Coinbase Global, Inc.*(a)—Class A (Capital Markets)	149	7,006
Comerica, Inc. (Banks)	591	43,368
Commerce Bancshares, Inc. (Banks)	496	32,562
Compass, Inc.*—Class A (Real Estate Management & Development)	130	469
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	508	13,305
CoStar Group, Inc.* (Professional Services)	1,790	108,134
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	672	19,643
Credit Acceptance Corp.* (Consumer Finance)	34	16,096

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 77

Common Stocks, continued

	Shares	Value
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,956	$329,352
CubeSmart (Equity Real Estate Investment Trusts)	1,014	43,318
Cullen/Frost Bankers, Inc. (Banks)	258	30,044
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,286	166,961
Discover Financial Services (Consumer Finance)	1,269	120,022
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	794	17,770
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,736	95,393
East West Bancorp, Inc. (Banks)	641	41,537
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	188	29,014
Enstar Group, Ltd.* (Insurance)	55	11,769
Equinix, Inc. (Equity Real Estate Investment Trusts)	411	270,036
Equitable Holdings, Inc. (Diversified Financial Services)	1,600	41,712
Equity Commonwealth* (Equity Real Estate Investment Trusts)	509	14,013
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	781	55,037
Equity Residential (Equity Real Estate Investment Trusts)	1,546	111,652
Erie Indemnity Co.—Class A (Insurance)	113	21,717
Essent Group, Ltd. (Thrifts & Mortgage Finance)	486	18,905
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	295	77,145
Everest Re Group, Ltd. (Insurance)	178	49,890
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	606	103,093
F.N.B. Corp. (Banks)	1,524	16,551
FactSet Research Systems, Inc. (Capital Markets)	171	65,761
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	323	30,924
Federated Hermes, Inc.—Class B (Capital Markets)	414	13,161
Fifth Third Bancorp (Banks)	3,099	104,126
First American Financial Corp. (Insurance)	485	25,666
First Citizens BancShares, Inc.—Class A (Banks)	60	39,227
First Financial Bankshares, Inc. (Banks)	580	22,777
First Horizon Corp. (Banks)	2,416	52,822
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	596	28,298
First Republic Bank (Banks)	811	116,946
FirstCash Holdings, Inc. (Consumer Finance)	178	12,373
FNF Group (Insurance)	1,268	46,865
Franklin Resources, Inc. (Capital Markets)	1,264	29,464
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,063	48,749
Glacier Bancorp, Inc. (Banks)	490	23,236
Globe Life, Inc. (Insurance)	410	39,963
Hartford Financial Services Group, Inc. (Insurance)	1,485	97,164
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	685	18,632
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,035	28,887
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	2,437	63,143
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	475	16,240
Home BancShares, Inc. (Banks)	854	17,738
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,228	50,615
Houlihan Lokey, Inc. (Capital Markets)	225	17,759
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	653	9,691
Huntington Bancshares, Inc. (Banks)	6,500	78,195
Interactive Brokers Group, Inc. (Capital Markets)	395	21,729
Intercontinental Exchange, Inc. (Capital Markets)	2,521	237,075
Invesco, Ltd. (Capital Markets)	1,521	24,534
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	2,756	98,058
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,312	63,881
Jackson Financial, Inc.—Class A (Diversified Financial Services)	390	10,433
Janus Henderson Group PLC (Capital Markets)	758	17,821
JBG Smith Properties (Equity Real Estate Investment Trusts)	491	11,607
Jefferies Financial Group, Inc. (Diversified Financial Services)	865	23,891
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	221	38,644
JPMorgan Chase & Co. (Banks)	13,265	1,493,771
Kemper Corp. (Insurance)	271	12,981
KeyCorp (Banks)	4,211	72,556
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	474	24,804
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,791	55,178
KKR & Co., Inc. (Capital Markets)	2,676	123,872
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	393	34,572
Lazard, Ltd.—Class A (Capital Markets)	509	16,497
Life Storage, Inc. (Equity Real Estate Investment Trusts)	381	42,542
Lincoln National Corp. (Insurance)	730	34,142
Loews Corp. (Insurance)	878	52,030
LPL Financial Holdings, Inc. (Capital Markets)	361	66,597
LXP Industrial Trust (Equity Real Estate Investment Trusts)	1,295	13,908
M&T Bank Corp. (Banks)	810	129,106
Markel Corp.* (Insurance)	61	78,888
MarketAxess Holdings, Inc. (Capital Markets)	170	43,522
Marsh & McLennan Cos., Inc. (Insurance)	2,267	351,952
Mastercard, Inc.—Class A (IT Services)	3,879	1,223,747
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,710	41,382
Mercury General Corp. (Insurance)	120	5,316
MetLife, Inc. (Insurance)	3,122	196,030
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,398	17,615
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	521	91,003
Moody's Corp. (Capital Markets)	725	197,178
Morgan Stanley (Capital Markets)	6,321	480,775
Morningstar, Inc. (Capital Markets)	106	25,634

See accompanying notes to financial statements.

78 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
MSCI, Inc.—Class A (Capital Markets)	366	$150,847
Nasdaq, Inc. (Capital Markets)	521	79,473
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	207	12,546
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	794	34,142
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	380	19,027
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,108	19,647
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,109	19,254
Northern Trust Corp. (Capital Markets)	941	90,788
Old Republic International Corp. (Insurance)	1,295	28,956
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,062	29,938
Onemain Holdings, Inc. (Consumer Finance)	481	17,980
Opendoor Technologies, Inc.* (Real Estate Management & Development)	1,778	8,374
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts)	256	2,806
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,018	17,764
Pinnacle Financial Partners, Inc. (Banks)	345	24,947
Popular, Inc. (Banks)	346	26,618
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	313	13,831
Primerica, Inc. (Insurance)	174	20,826
Principal Financial Group, Inc. (Insurance)	1,061	70,864
PROG Holdings, Inc.* (Consumer Finance)	244	4,026
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,343	393,305
Prosperity Bancshares, Inc. (Banks)	416	28,400
Prudential Financial, Inc. (Insurance)	1,694	162,082
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	91	17,031
Public Storage (Equity Real Estate Investment Trusts)	690	215,742
Radian Group, Inc. (Thrifts & Mortgage Finance)	780	15,327
Raymond James Financial, Inc. (Capital Markets)	878	78,502
Rayonier, Inc. (Equity Real Estate Investment Trusts)	661	24,708
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,717	185,462
Redfin Corp.* (Real Estate Management & Development)	484	3,988
Regency Centers Corp. (Equity Real Estate Investment Trusts)	701	41,576
Regions Financial Corp. (Banks)	4,221	79,144
Reinsurance Group of America, Inc. (Insurance)	303	35,539
RenaissanceRe Holdings, Ltd. (Insurance)	200	31,274
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	745	42,905
RLI Corp. (Insurance)	180	20,986
Robinhood Markets, Inc.*—Class A (Capital Markets)	269	2,211
Rocket Cos., Inc.(a)—Class A (Thrifts & Mortgage Finance)	535	3,938
Ryan Specialty Group Holdings, Inc.*—Class A (Insurance)	264	10,346
S&P Global, Inc. (Capital Markets)	1,568	528,510
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,043	14,571
SBA Communications Corp. (Equity Real Estate Investment Trusts)	487	155,864
SEI Investments Co. (Capital Markets)	471	25,443
Selective Insurance Group, Inc. (Insurance)	273	23,735
Signature Bank (Banks)	284	50,896
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,483	140,766
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	290	13,383
SLM Corp. (Consumer Finance)	1,216	19,383
SoFi Technologies, Inc.*(a) (Consumer Finance)	3,309	17,438
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	607	22,932
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	809	24,982
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,386	28,954
State Street Corp. (Capital Markets)	1,658	102,216
Stifel Financial Corp. (Capital Markets)	481	26,946
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,140	29,731
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	549	87,489
SVB Financial Group* (Banks)	266	105,067
Synchrony Financial (Consumer Finance)	2,265	62,559
Synovus Financial Corp. (Banks)	656	23,649
T. Rowe Price Group, Inc. (Capital Markets)	1,027	116,678
TFS Financial Corp. (Thrifts & Mortgage Finance)	216	2,966
The Allstate Corp. (Insurance)	1,242	157,399
The Bank of New York Mellon Corp. (Capital Markets)	3,357	140,020
The Carlyle Group, Inc. (Capital Markets)	637	20,167
The Charles Schwab Corp. (Capital Markets)	6,812	430,382
The Goldman Sachs Group, Inc. (Capital Markets)	1,551	460,678
The Hanover Insurance Group, Inc. (Insurance)	161	23,546
The Howard Hughes Corp.* (Real Estate Management & Development)	174	11,841
The PNC Financial Services Group, Inc. (Banks)	1,868	294,714
The Progressive Corp. (Insurance)	2,642	307,185
The Travelers Cos., Inc. (Insurance)	1,084	183,337
TPG, Inc. (Capital Markets)	157	3,754
Tradeweb Markets, Inc.—Class A (Capital Markets)	486	33,170
Truist Financial Corp. (Banks)	6,013	285,197
U.S. Bancorp (Banks)	6,106	280,998
UDR, Inc. (Equity Real Estate Investment Trusts)	1,352	62,246
UMB Financial Corp. (Banks)	195	16,790
Umpqua Holdings Corp. (Banks)	980	16,435
United Bankshares, Inc. (Banks)	613	21,498
Unum Group (Insurance)	908	30,890
Upstart Holdings, Inc.*(a) (Consumer Finance)	230	7,273
UWM Holdings Corp.(a) (Thrifts & Mortgage Finance)	364	1,289
Valley National Bancorp (Banks)	1,898	19,758
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,805	92,831

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 79

Common Stocks, continued

	Shares	Value
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	4,349	$129,557
Virtu Financial, Inc.—Class A (Capital Markets)	362	8,474
Visa, Inc.—Class A (IT Services)	7,433	1,463,483
Vornado Realty Trust (Equity Real Estate Investment Trusts)	719	20,556
Voya Financial, Inc. (Diversified Financial Services)	461	27,443
W.R. Berkley Corp. (Insurance)	946	64,574
Webster Financial Corp. (Banks)	804	33,889
Wells Fargo & Co. (Banks)	17,119	670,551
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,050	168,818
Western Alliance Bancorp (Banks)	489	34,523
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,362	111,349
White Mountains Insurance Group, Ltd. (Insurance)	13	16,200
Willis Towers Watson PLC (Insurance)	504	99,485
Wintrust Financial Corp. (Banks)	272	21,801
WP Carey, Inc. (Equity Real Estate Investment Trusts)	871	72,171
Zillow Group, Inc.*—Class A (Real Estate Management & Development)	163	5,185
Zillow Group, Inc.*—Class C (Real Estate Management & Development)	740	23,495
Zions Bancorp (Banks)	684	34,816
TOTAL COMMON STOCKS (Cost $7,466,945)		26,567,452

Repurchase Agreements(b) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $134,005	$134,000	$134,000
TOTAL REPURCHASE AGREEMENTS (Cost $134,000)		134,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 1.42%(d)	37,212	$37,212
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $37,212)		37,212
TOTAL INVESTMENT SECURITIES (Cost $7,638,157)—99.7%		26,738,664
Net other assets (liabilities)—0.3%		71,955
NET ASSETS—100.0%		$26,810,619

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $34,787.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2022.

(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	7/25/22	2.18%	$247,062	$1,652

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

80 :: ProFund VP Financials :: Financial Statements

ProFund VP Financials invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Banks	$5,892,872	22.0%
Capital Markets	4,951,617	18.5%
Consumer Finance	892,876	3.3%
Diversified Financial Services	2,416,063	9.0%
Equity Real Estate Investment Trusts	5,375,571	20.1%
Insurance	3,825,437	14.3%
IT Services	2,687,230	10.0%
Mortgage Real Estate Investment Trusts	137,713	0.5%
Professional Services	108,134	0.4%
Real Estate Management & Development	200,645	0.7%
Thrifts & Mortgage Finance	79,294	0.3%
Other**	243,167	0.9%
Total	$26,810,619	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 81

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$7,638,157
Securities, at value(a)	26,604,664
Repurchase agreements, at value	134,000
Total Investment Securities, at value	26,738,664
Cash	7
Dividends and interest receivable	38,199
Unrealized appreciation on swap agreements	1,652
Receivable for capital shares issued	7,519
Receivable for investments sold	254,533
Prepaid expenses	356
TOTAL ASSETS	27,040,930

LIABILITIES:
Payable for collateral for securities loaned	37,212
Payable for capital shares redeemed	121,580
Advisory fees payable	17,177
Management services fees payable	2,290
Administration fees payable	2,428
Administrative services fees payable	11,934
Distribution fees payable	14,530
Trustee fees payable	9
Transfer agency fees payable	4,327
Fund accounting fees payable	1,415
Compliance services fees payable	215
Other accrued expenses	17,194
TOTAL LIABILITIES	230,311
NET ASSETS	$26,810,619

NET ASSETS CONSIST OF:
Capital	$13,468,153
Total distributable earnings (loss)	13,342,466
NET ASSETS	$26,810,619
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	666,312
Net Asset Value (offering and redemption price per share)	$40.24

(a) Includes securities on loan valued at:	$34,787

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$350,710
Interest	523
Net income from securities lending	2
TOTAL INVESTMENT INCOME	351,235

EXPENSES:
Advisory fees	133,130
Management services fees	17,751
Administration fees	15,026
Transfer agency fees	13,029
Administrative services fees	42,681
Distribution fees	44,377
Custody fees	2,397
Fund accounting fees	8,845
Trustee fees	450
Compliance services fees	89
Other fees	19,579
Recoupment of prior expenses reduced by the Advisor	1,200
Total Gross Expenses before reductions	298,554
Expenses reduced and reimbursed by the Advisor	(342)
TOTAL NET EXPENSES	298,212
NET INVESTMENT INCOME (LOSS)	53,023

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,318,256
Net realized gains (losses) on swap agreements	(44,773)
Change in net unrealized appreciation/depreciation on investment securities	(8,436,950)
Change in net unrealized appreciation/depreciation on swap agreements	(3,653)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,167,120)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,114,097)

See accompanying notes to financial statements.

82 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$53,023	$26,130
Net realized gains (losses) on investments	1,273,483	282,408
Change in net unrealized appreciation/depreciation on investments	(8,440,603)	8,852,572
Change in net assets resulting from operations	(7,114,097)	9,161,110

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(382,049)	(2,699,374)
Change in net assets resulting from distributions	(382,049)	(2,699,374)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,433,818	36,493,693
Distributions reinvested	382,049	2,699,374
Value of shares redeemed	(19,309,696)	(31,088,356)
Change in net assets resulting from capital transactions	(7,493,829)	8,104,711
Change in net assets	(14,989,975)	14,566,447

NET ASSETS:
Beginning of period	41,800,594	27,234,147
End of period	$26,810,619	$41,800,594

SHARE TRANSACTIONS:
Issued	239,704	777,951
Reinvested	8,928	58,823
Redeemed	(411,367)	(662,224)
Change in shares	(162,735)	174,550

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Financials :: 83

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$50.42	$41.61	$46.06	$37.39		$41.89		$35.57

Investment Activities:
Net investment income (loss)(a)	0.07	0.03	0.23	0.21		0.19		0.13
Net realized and unrealized gains (losses) on investments	(9.69)	12.16	(1.41)	10.83		(4.53)		6.32
Total income (loss) from investment activities	(9.62)	12.19	(1.18)	11.04		(4.34)		6.45

Distributions to Shareholders From:
Net investment income	(0.04)	(0.17)	(0.28)	(0.23)		(0.16)		(0.13)
Net realized gains on investments	(0.52)	(3.21)	(2.99)	(2.14)		—		—
Total distributions	(0.56)	(3.38)	(3.27)	(2.37)		(0.16)		(0.13)

Net Asset Value, End of Period	$40.24	$50.42	$41.61	$46.06		$37.39		$41.89

Total Return(b)(c)	(19.14)%	30.10%	(1.77)%	30.27%		(10.43	)%(d)	18.19%

Ratios to Average Net Assets:
Gross expenses(c)(e)	1.68%	1.68%	1.74%	1.71%		1.70%		1.68%
Net expenses(c)(e)	1.68%	1.68%	1.68%	1.71	%(f)	1.63	%(d)	1.68%
Net investment income (loss)(c)(e)	0.30%	0.07%	0.58%	0.50%		0.45	%(d)	0.35%

Supplemental Data:
Net assets, end of period (000's)	$26,811	$41,801	$27,234	$36,747		$29,825		$51,452
Portfolio turnover rate(b)(g)	6%	31%	145%	52%		27%		64%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and 0.41%, respectively, and the total return would have been (10.48)%.

(e)	Annualized for periods less than one year.

(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

84 :: ProFund VP Government Money Market :: Financial Statements

Investment Objective: The ProFund VP Government Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	13%
Repurchase Agreements	89%
Total Exposure	102%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (13.6%)

	Principal Amount	Value
U.S. Treasury Bills, 0.08%+, 8/11/22	$5,000,000	$4,999,559
TOTAL U.S. TREASURY OBLIGATION (Cost $4,999,559)		4,999,559

Repurchase Agreements(a) (89.4%)

Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $32,950,256	32,949,000	32,949,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,949,000)		32,949,000
TOTAL INVESTMENT SECURITIES (Cost $37,948,559)—103.0%		37,948,559
Net other assets (liabilities)—(3.0)%		(1,091,355)
NET ASSETS—100.0%		$36,857,204

+	Reflects the effective yield or interest rate in effect at June 30, 2022.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Government Money Market :: 85

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$37,948,559
Securities, at value	4,999,559
Repurchase agreements, at value	32,949,000
Total Investment Securities, at value	37,948,559
Cash	752
Interest receivable	1,256
Receivable for capital shares issued	52,542
Prepaid expenses	383
TOTAL ASSETS	38,003,492

LIABILITIES:
Payable for capital shares redeemed	1,110,357
Advisory fees payable	12,796
Management services fees payable	1,706
Administration fees payable	1,391
Trustee fees payable	12
Transfer agency fees payable	5,482
Fund accounting fees payable	1,784
Compliance services fees payable	248
Other accrued expenses	12,512
TOTAL LIABILITIES	1,146,288
NET ASSETS	$36,857,204

NET ASSETS CONSIST OF:
Capital	$36,893,441
Total distributable earnings (loss)	(36,237)
NET ASSETS	$36,857,204
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	36,893,441
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$53,595

EXPENSES:
Advisory fees	139,469
Management services fees	18,596
Administration fees	6,293
Transfer agency fees	12,233
Custody fees	2,143
Fund accounting fees	7,973
Trustee fees	429
Compliance services fees	93
Other fees	14,242
Total Gross Expenses before reductions	201,471
Expenses reduced and reimbursed by the Advisor	(153,497	)(a)
TOTAL NET EXPENSES	47,974
NET INVESTMENT INCOME	5,621
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,621

(a)  Amount includes a voluntary reduction of expenses in the amount of $2,075.

See accompanying notes to financial statements.

86 :: ProFund VP Government Money Market :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income	$5,621	$5,562
Net realized gains (losses) on investments	—	17,958
Change in net assets resulting from operations	5,621	23,520

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(5,621)	(5,562)
Change in net assets resulting from distributions	(5,621)	(5,562)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	51,036,410	177,647,763
Distributions reinvested	5,621	5,562
Value of shares redeemed	(60,534,577)	(179,396,339)
Change in net assets resulting from capital transactions	(9,492,546)	(1,743,014)
Change in net assets	(9,492,546)	(1,725,056)

NET ASSETS:
Beginning of period	46,349,750	48,074,806
End of period	$36,857,204	$46,349,750

SHARE TRANSACTIONS:
Issued	51,036,410	177,647,763
Reinvested	5,621	5,562
Redeemed	(60,534,577)	(179,396,339)
Change in shares	(9,492,546)	(1,743,014)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Government Money Market :: 87

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)		Year Ended Dec. 31, 2021		Year Ended Dec. 31, 2020		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000		$1.000

Investment Activities:
Net investment income (loss)(a)	—	(b)	—	(b)	0.001		0.008	—	(b)	—	(b)
Net realized gains (losses) on investments	—		—	(b)	—	(b)	— (b)	—	(b)	—	(b)
Total income (loss) from investment activities	—	(b)	—	(b)	0.001		0.008	—	(b)	—	(b)

Distributions to Shareholders From:
Net investment income	—	(b)	—	(b)	(0.001)		(0.008)	—	(b)	—	(b)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000		$1.000

Total Return(c)(d)	0.01%		0.01%		0.04%		0.77%	0.42%		0.02%

Ratios to Average Net Assets:
Gross expenses(d)(e)	1.08%		1.07%		1.16%		1.35%	1.46%		1.14%
Net expenses(d)(e)	0.26	%(g)	—	(f)(g)	0.52	%(g)	1.35%	1.37	%(h)	0.83	%(g)
Net investment income (loss)(d)(e)	0.03%		0.01%		0.05%		0.78%	0.41%		0.01%

Supplemental Data:
Net assets, end of period (000's)	$36,857		$46,350		$48,075		$145,715	$193,519		$188,217

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.0005.
(c)	Not annualized for periods less than one year.
(d)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(e)	Annualized for periods less than one year.
(f)	Amount is less than $0.005.
(g)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.
(h)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to financial statements.

88 :: ProFund VP Health Care :: Financial Statements

Investment Objective: The ProFund VP Health Care seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Health CareSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	9.1%
Johnson & Johnson	8.8%
Pfizer, Inc.	5.6%
AbbVie, Inc.	5.1%
Eli Lilly & Co.	4.8%

Dow Jones U.S. Health CareSM Index – Composition

% of Index
Pharmaceuticals	31%
Health Care Providers & Services	22%
Health Care Equipment & Supplies	18%
Biotechnology	17%
Life Sciences Tools & Services	12%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.5%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	772	$34,933
1Life Healthcare, Inc.* (Health Care Providers & Services)	1,420	11,133
Abbott Laboratories (Health Care Equipment & Supplies)	14,394	1,563,907
AbbVie, Inc. (Biotechnology)	14,526	2,224,801
ABIOMED, Inc.* (Health Care Equipment & Supplies)	375	92,816
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	744	50,317
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	969	13,653
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,467	293,006
agilon health, Inc.* (Health Care Providers & Services)	401	8,754
Agios Pharmaceuticals, Inc.* (Biotechnology)	451	9,999
Align Technology, Inc.* (Health Care Equipment & Supplies)	603	142,712
Alkermes PLC* (Biotechnology)	1,344	40,038
Allogene Therapeutics, Inc.* (Biotechnology)	614	7,000
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	993	144,829
Amedisys, Inc.* (Health Care Providers & Services)	267	28,067
American Well Corp.*—Class A (Health Care Technology)	1,650	7,128
Amgen, Inc. (Biotechnology)	4,391	1,068,330
Anthem, Inc. (Health Care Providers & Services)	1,982	956,473
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	870	30,633
Avantor, Inc.* (Life Sciences Tools & Services)	5,018	156,060
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	616	44,414
Baxter International, Inc. (Health Care Equipment & Supplies)	4,139	265,848
Beam Therapeutics, Inc.* (Biotechnology)	380	14,710
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,343	577,620
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	346	1,720
Biogen, Inc.* (Biotechnology)	1,205	245,748
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	519	75,623
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,521	126,045
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	178	88,110
Bio-Techne Corp. (Life Sciences Tools & Services)	322	111,618
Blueprint Medicines Corp.* (Biotechnology)	489	24,699
Boston Scientific Corp.* (Health Care Equipment & Supplies)	11,752	437,997
Bridgebio Pharma, Inc.* (Biotechnology)	887	8,054
Bristol-Myers Squibb Co. (Pharmaceuticals)	17,501	1,347,577
Bruker Corp. (Life Sciences Tools & Services)	823	51,651
Catalent, Inc.* (Pharmaceuticals)	1,473	158,038
Centene Corp.* (Health Care Providers & Services)	4,808	406,805
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	417	89,225
Chemed Corp. (Health Care Providers & Services)	123	57,735
Cigna Corp. (Health Care Providers & Services)	2,609	687,524
Covetrus, Inc.* (Health Care Providers & Services)	860	17,845
CRISPR Therapeutics AG* (Biotechnology)	586	35,611
CVS Health Corp. (Health Care Providers & Services)	10,779	998,781
Danaher Corp. (Health Care Equipment & Supplies)	5,319	1,348,473
DaVita, Inc.* (Health Care Providers & Services)	497	39,740
Denali Therapeutics, Inc.* (Biotechnology)	768	22,602
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,771	63,278

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 89

Common Stocks, continued

	Shares	Value
DexCom, Inc.* (Health Care Equipment & Supplies)	3,227	$240,508
Doximity, Inc.*—Class A (Health Care Technology)	762	26,533
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	5,110	485,910
Elanco Animal Health, Inc.* (Pharmaceuticals)	3,897	76,498
Eli Lilly & Co. (Pharmaceuticals)	6,483	2,101,983
Embecta Corp.* (Health Care Equipment & Supplies)	474	12,002
Emergent BioSolutions, Inc.* (Biotechnology)	367	11,392
Encompass Health Corp. (Health Care Providers & Services)	820	45,961
Enovis Corp.* (Health Care Equipment & Supplies)	386	21,230
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,337	51,528
Exact Sciences Corp.* (Biotechnology)	1,445	56,919
Exelixis, Inc.* (Biotechnology)	2,636	54,882
Fate Therapeutics, Inc.* (Biotechnology)	675	16,727
Gilead Sciences, Inc. (Biotechnology)	10,311	637,323
Globus Medical, Inc.* (Health Care Equipment & Supplies)	652	36,603
GoodRx Holdings, Inc.*—Class A (Health Care Technology)	578	3,422
Guardant Health, Inc.* (Health Care Providers & Services)	838	33,805
Haemonetics Corp.* (Health Care Equipment & Supplies)	421	27,441
Halozyme Therapeutics, Inc.* (Biotechnology)	1,133	49,852
HCA Healthcare, Inc. (Health Care Providers & Services)	1,871	314,440
HealthEquity, Inc.* (Health Care Providers & Services)	693	42,543
Henry Schein, Inc.* (Health Care Providers & Services)	1,134	87,023
Hologic, Inc.* (Health Care Equipment & Supplies)	2,049	141,996
Horizon Therapeutics PLC* (Pharmaceuticals)	1,890	150,746
Humana, Inc. (Health Care Providers & Services)	1,040	486,793
ICU Medical, Inc.* (Health Care Equipment & Supplies)	166	27,289
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	690	242,004
Illumina, Inc.* (Life Sciences Tools & Services)	1,292	238,193
Incyte Corp.* (Biotechnology)	1,548	117,602
Insulet Corp.* (Health Care Equipment & Supplies)	571	124,444
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	588	31,770
Intellia Therapeutics, Inc.* (Biotechnology)	580	30,021
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,951	592,295
Invitae Corp.* (Biotechnology)	1,733	4,229
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,166	43,165
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,556	337,636
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	512	79,877
Johnson & Johnson (Pharmaceuticals)	21,631	3,839,719
Laboratory Corp. of America Holdings (Health Care Providers & Services)	761	178,348
LHC Group, Inc.* (Health Care Providers & Services)	255	39,714
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	897	25,484
Masimo Corp.* (Health Care Equipment & Supplies)	420	54,881
McKesson Corp. (Health Care Providers & Services)	1,194	389,495
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	222	33,227
Medtronic PLC (Health Care Equipment & Supplies)	11,028	989,763
Merck & Co., Inc. (Pharmaceuticals)	20,788	1,895,242
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	186	213,671
Mirati Therapeutics, Inc.* (Biotechnology)	411	27,590
Moderna, Inc.* (Biotechnology)	2,845	406,408
Molina Healthcare, Inc.* (Health Care Providers & Services)	483	135,052
Natera, Inc.* (Biotechnology)	736	26,084
Nektar Therapeutics* (Pharmaceuticals)	1,532	5,822
Neogen Corp.* (Health Care Equipment & Supplies)	885	21,320
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,026	8,362
Neurocrine Biosciences, Inc.* (Biotechnology)	786	76,619
Novavax, Inc.* (Biotechnology)	642	33,018
Novocure, Ltd.* (Health Care Equipment & Supplies)	739	51,361
NuVasive, Inc.* (Health Care Equipment & Supplies)	428	21,040
Oak Street Health, Inc.* (Health Care Providers & Services)	1,149	18,890
Omnicell, Inc.* (Health Care Technology)	364	41,405
Organon & Co. (Pharmaceuticals)	2,085	70,369
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,844	8,150
Penumbra, Inc.* (Health Care Equipment & Supplies)	291	36,235
Perrigo Co. PLC (Pharmaceuticals)	1,107	44,911
Pfizer, Inc. (Pharmaceuticals)	46,122	2,418,176
Premier, Inc. (Health Care Providers & Services)	970	34,610
Quest Diagnostics, Inc. (Health Care Providers & Services)	964	128,193
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	411	39,941
R1 RCM, Inc.* (Health Care Providers & Services)	1,103	23,119
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	888	524,923
Repligen Corp.* (Life Sciences Tools & Services)	424	68,858
ResMed, Inc. (Health Care Equipment & Supplies)	1,203	252,185
Royalty Pharma PLC—Class A (Pharmaceuticals)	2,969	124,817
Sarepta Therapeutics, Inc.* (Biotechnology)	719	53,896
Seagen, Inc.* (Biotechnology)	1,104	195,342

See accompanying notes to financial statements.

90 :: ProFund VP Health Care :: Financial Statements

Common Stocks, continued

	Shares	Value
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	294	$56,204
Signify Health, Inc.*—Class A (Health Care Providers & Services)	203	2,801
Sotera Health Co.* (Life Sciences Tools & Services)	814	15,946
STAAR Surgical Co.* (Health Care Equipment & Supplies)	394	27,946
STERIS PLC (Health Care Equipment & Supplies)	824	169,868
Stryker Corp. (Health Care Equipment & Supplies)	2,767	550,439
Syneos Health, Inc.* (Life Sciences Tools & Services)	843	60,426
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	525	31,075
Teladoc Health, Inc.* (Health Care Technology)	1,325	44,003
Teleflex, Inc. (Health Care Equipment & Supplies)	385	94,652
Tenet Healthcare Corp.* (Health Care Providers & Services)	886	46,568
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	405	126,814
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	3,218	1,748,276
Twist Bioscience Corp.* (Biotechnology)	462	16,152
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	575	34,305
United Therapeutics Corp.* (Biotechnology)	373	87,894
UnitedHealth Group, Inc. (Health Care Providers & Services)	7,712	3,961,114
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	552	55,592
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,103	592,604
Viatris, Inc. (Pharmaceuticals)	9,967	104,354
Vir Biotechnology, Inc.* (Biotechnology)	609	15,511
Waters Corp.* (Life Sciences Tools & Services)	495	163,835
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	609	184,143
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,723	181,018
Zimvie, Inc.* (Health Care Equipment & Supplies)	172	2,754
Zoetis, Inc. (Pharmaceuticals)	3,869	665,042
TOTAL COMMON STOCKS (Cost $11,769,350)		42,909,841

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $291,011	$291,000	$291,000
TOTAL REPURCHASE AGREEMENTS (Cost $291,000)		291,000
TOTAL INVESTMENT SECURITIES (Cost $12,060,350)—99.2%		43,200,841
Net other assets (liabilities)—0.8%		361,563
NET ASSETS—100.0%		$43,562,404

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	7/25/22	2.18%	$624,500	$(1,413)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Biotechnology	$7,204,833	16.5%
Health Care Equipment & Supplies	9,419,310	21.6%
Health Care Providers & Services	9,287,235	21.3%
Health Care Technology	122,491	0.3%
Life Sciences Tools & Services	3,748,387	8.6%
Pharmaceuticals	13,083,171	30.1%

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$44,414	0.1%
Other**	652,563	1.5%
Total	$43,562,404	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 91

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$12,060,350
Securities, at value	42,909,841
Repurchase agreements, at value	291,000
Total Investment Securities, at value	43,200,841
Cash	376
Segregated cash balances for swap agreements with custodian	130,000
Dividends and interest receivable	38,524
Receivable for capital shares issued	298,239
Prepaid expenses	477
TOTAL ASSETS	43,668,457

LIABILITIES:
Payable for capital shares redeemed	1,399
Unrealized depreciation on swap agreements	1,413
Advisory fees payable	26,178
Management services fees payable	3,490
Administration fees payable	3,651
Administrative services fees payable	13,537
Distribution fees payable	18,631
Trustee fees payable	14
Transfer agency fees payable	6,507
Fund accounting fees payable	2,065
Compliance services fees payable	293
Other accrued expenses	28,875
TOTAL LIABILITIES	106,053
NET ASSETS	$43,562,404

NET ASSETS CONSIST OF:
Capital	$11,205,388
Total distributable earnings (loss)	32,357,016
NET ASSETS	$43,562,404
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	617,233
Net Asset Value (offering and redemption price per share)	$70.58

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$359,953
Interest	825
TOTAL INVESTMENT INCOME	360,778

EXPENSES:
Advisory fees	180,049
Management services fees	24,006
Administration fees	21,495
Transfer agency fees	18,802
Administrative services fees	57,347
Distribution fees	60,016
Custody fees	3,054
Fund accounting fees	12,410
Trustee fees	662
Compliance services fees	139
Other fees	27,021
Total Gross Expenses before reductions	405,001
Expenses reduced and reimbursed by the Advisor	(1,691)
TOTAL NET EXPENSES	403,310
NET INVESTMENT INCOME (LOSS)	(42,532)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,809,462
Net realized gains (losses) on swap agreements	(43,269)
Change in net unrealized appreciation/depreciation on investment securities	(10,198,430)
Change in net unrealized appreciation/depreciation on swap agreements	(12,180)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(6,444,417)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,486,949)

See accompanying notes to financial statements.

92 :: ProFund VP Health Care :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(42,532)	$(158,535)
Net realized gains (losses) on investments	3,766,193	3,098,808
Change in net unrealized appreciation/depreciation on investments	(10,210,610)	7,295,480
Change in net assets resulting from operations	(6,486,949)	10,235,753

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,591,704)	(4,237,991)
Change in net assets resulting from distributions	(2,591,704)	(4,237,991)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,745,778	19,002,003
Distributions reinvested	2,591,704	4,237,991
Value of shares redeemed	(24,373,466)	(25,561,869)
Change in net assets resulting from capital transactions	(3,035,984)	(2,321,875)
Change in net assets	(12,114,637)	3,675,887

NET ASSETS:
Beginning of period	55,677,041	52,001,154
End of period	$43,562,404	$55,677,041

SHARE TRANSACTIONS:
Issued	241,689	240,693
Reinvested	36,982	57,817
Redeemed	(323,718)	(325,367)
Change in shares	(45,047)	(26,857)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Health Care :: 93

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$84.07	$75.46	$74.91	$71.82	$73.28	$64.38

Investment Activities:
Net investment income (loss)(a)	(0.07)	(0.24)	0.03	(0.01)	(0.06)	(0.03)
Net realized and unrealized gains (losses) on investments	(9.12)	15.51	10.27	12.63	3.29	13.49
Total income (loss) from investment activities	(9.19)	15.27	10.30	12.62	3.23	13.46

Distributions to Shareholders From:
Net investment income	—	(0.03)	—	—	—	—
Net realized gains on investments	(4.30)	(6.63)	(9.75)	(9.53)	(4.69)	(4.56)
Total distributions	(4.30)	(6.66)	(9.75)	(9.53)	(4.69)	(4.56)

Net Asset Value, End of Period	$70.58	$84.07	$75.46	$74.91	$71.82	$73.28

Total Return(b)(c)	(10.90)%	21.54%	14.44%	19.37%	4.44%	20.92%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.69%	1.68%	1.73%	1.72%	1.66%	1.64%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.65%	1.64%
Net investment income (loss)(c)(d)	(0.18)%	(0.30)%	0.04%	(0.01)%	(0.08)%	(0.04)%

Supplemental Data:
Net assets, end of period (000's)	$43,562	$55,677	$52,001	$49,409	$52,173	$53,670
Portfolio turnover rate(b)(e)	20%	10%	58%	33%	61%	43%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

94 :: ProFund VP Industrials :: Financial Statements

Investment Objective: The ProFund VP Industrials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	5%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Accenture PLC	4.3%
Raytheon Technologies Corp.	3.5%
United Parcel Service, Inc.	3.3%
Union Pacific Corp.	3.2%
Honeywell International, Inc.	2.9%

Dow Jones U.S. IndustrialsSM Index – Composition

% of Index
Capital Goods	49%
Software & Services	17%
Transportation	14%
Commercial & Professional Services	8%
Materials	6%
Technology Hardware & Equipment	6%

Schedule of Portfolio Investments (unaudited)

Common Stocks (95.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,476	$191,009
A.O. Smith Corp. (Building Products)	337	18,427
Accenture PLC—Class A (IT Services)	1,643	456,179
Acuity Brands, Inc. (Electrical Equipment)	90	13,864
Advanced Drainage Systems, Inc. (Building Products)	147	13,240
AECOM (Construction & Engineering)	367	23,936
Affirm Holdings, Inc.* (IT Services)	429	7,748
AGCO Corp. (Machinery)	159	15,693
Air Lease Corp. (Trading Companies & Distributors)	270	9,026
Alight, Inc.*—Class A (Professional Services)	664	4,482
Allegion PLC (Building Products)	228	22,321
Allison Transmission Holdings, Inc. (Machinery)	252	9,689
Amcor PLC (Containers & Packaging)	3,899	48,465
AMETEK, Inc. (Electrical Equipment)	599	65,824
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,549	99,725
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	100	9,617
AptarGroup, Inc. (Containers & Packaging)	170	17,546
Ardagh Metal Packaging SA (Containers & Packaging)	376	2,294
Armstrong World Industries, Inc. (Building Products)	122	9,145
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	171	19,167
ASGN, Inc.* (Professional Services)	133	12,003
Automatic Data Processing, Inc. (IT Services)	1,084	227,683
Avery Dennison Corp. (Containers & Packaging)	212	34,316
Avnet, Inc. (Electronic Equipment, Instruments & Components)	253	10,849
Axon Enterprise, Inc.* (Aerospace & Defense)	184	17,143
Ball Corp. (Containers & Packaging)	830	57,080
Berry Global Group, Inc.* (Containers & Packaging)	338	18,468
Block, Inc.*—Class A (IT Services)	1,306	80,267
Booz Allen Hamilton Holding Corp. (Professional Services)	346	31,265
Broadridge Financial Solutions, Inc. (IT Services)	304	43,335
Builders FirstSource, Inc.* (Building Products)	448	24,058
BWX Technologies, Inc. (Aerospace & Defense)	237	13,056
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	330	33,452
CACI International, Inc.*—Class A (Professional Services)	61	17,189
Carlisle Cos., Inc. (Industrial Conglomerates)	134	31,974
Carrier Global Corp. (Building Products)	2,201	78,488
Caterpillar, Inc. (Machinery)	1,384	247,404
ChargePoint Holdings, Inc.* (Electrical Equipment)	462	6,325
Chart Industries, Inc.* (Machinery)	93	15,566
Cimpress PLC* (Commercial Services & Supplies)	51	1,984
Cintas Corp. (Commercial Services & Supplies)	226	84,418
Clarivate PLC* (Professional Services)	1,012	14,026
Clean Harbors, Inc.* (Commercial Services & Supplies)	130	11,397
Cognex Corp. (Electronic Equipment, Instruments & Components)	451	19,177
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	64	17,038
Concentrix Corp. (IT Services)	112	15,192
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	148	3,300
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,972	62,138
Crane Holdings Co. (Machinery)	124	10,857
Crown Holdings, Inc. (Containers & Packaging)	319	29,402
CSX Corp. (Road & Rail)	5,641	163,927
Cummins, Inc. (Machinery)	366	70,832
Curtiss-Wright Corp. (Aerospace & Defense)	100	13,206

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 95

Common Stocks, continued

	Shares	Value
Deere & Co. (Machinery)	724	$216,816
Donaldson Co., Inc. (Machinery)	321	15,453
Dover Corp. (Machinery)	374	45,374
Dun & Bradstreet Holdings, Inc.* (Professional Services)	394	5,922
Eagle Materials, Inc. (Construction Materials)	102	11,214
Eaton Corp. PLC (Electrical Equipment)	1,035	130,399
EMCOR Group, Inc. (Construction & Engineering)	133	13,694
Emerson Electric Co. (Electrical Equipment)	1,541	122,571
EnerSys (Electrical Equipment)	107	6,309
Equifax, Inc. (Professional Services)	317	57,941
Esab Corp. (Machinery)	118	5,163
Euronet Worldwide, Inc.* (IT Services)	131	13,177
Expeditors International of Washington, Inc. (Air Freight & Logistics)	435	42,395
Fastenal Co. (Trading Companies & Distributors)	1,493	74,531
FedEx Corp. (Air Freight & Logistics)	619	140,333
Fidelity National Information Services, Inc. (IT Services)	1,585	145,297
Fiserv, Inc.* (IT Services)	1,509	134,256
FleetCor Technologies, Inc.* (IT Services)	201	42,232
Flowserve Corp. (Machinery)	339	9,706
Fortive Corp. (Machinery)	930	50,573
Fortune Brands Home & Security, Inc. (Building Products)	339	20,299
FTI Consulting, Inc.* (Professional Services)	89	16,096
Gates Industrial Corp. PLC* (Machinery)	248	2,681
Generac Holdings, Inc.* (Electrical Equipment)	166	34,956
General Dynamics Corp. (Aerospace & Defense)	598	132,308
General Electric Co. (Industrial Conglomerates)	2,856	181,842
Genpact, Ltd. (IT Services)	442	18,723
Global Payments, Inc. (IT Services)	730	80,767
Graco, Inc. (Machinery)	439	26,081
Graphic Packaging Holding Co. (Containers & Packaging)	736	15,088
GXO Logistics, Inc.* (Air Freight & Logistics)	264	11,423
HEICO Corp. (Aerospace & Defense)	110	14,423
HEICO Corp.—Class A (Aerospace & Defense)	194	20,444
Hertz Global Holdings, Inc.* (Road & Rail)	128	2,028
Hexcel Corp. (Aerospace & Defense)	218	11,404
Honeywell International, Inc. (Industrial Conglomerates)	1,766	306,948
Howmet Aerospace, Inc. (Aerospace & Defense)	976	30,695
Hubbell, Inc. (Electrical Equipment)	139	24,823
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	104	22,653
IDEX Corp. (Machinery)	197	35,781
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	276	14,062
Illinois Tool Works, Inc. (Machinery)	735	133,954
Ingersoll Rand, Inc. (Machinery)	1,053	44,310
Insperity, Inc. (Professional Services)	92	9,184
International Paper Co. (Containers & Packaging)	962	40,240
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	90	8,472
Itron, Inc.* (Electronic Equipment, Instruments & Components)	117	5,783
ITT, Inc. (Machinery)	217	14,591
J.B. Hunt Transport Services, Inc. (Road & Rail)	217	34,171
Jabil, Inc. (Electronic Equipment, Instruments & Components)	366	18,743
Jack Henry & Associates, Inc. (IT Services)	189	34,024
Jacobs Engineering Group, Inc. (Professional Services)	334	42,461
Johnson Controls International PLC (Building Products)	1,805	86,424
KBR, Inc. (Professional Services)	362	17,517
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	472	65,065
Kirby Corp.* (Marine)	156	9,491
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	424	19,627
L3Harris Technologies, Inc. (Aerospace & Defense)	500	120,850
Landstar System, Inc. (Road & Rail)	96	13,960
Leidos Holdings, Inc. (Professional Services)	355	35,752
Lennox International, Inc. (Building Products)	86	17,767
Lincoln Electric Holdings, Inc. (Machinery)	151	18,627
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	64	16,259
Lockheed Martin Corp. (Aerospace & Defense)	614	263,995
Louisiana-Pacific Corp. (Paper & Forest Products)	213	11,163
ManpowerGroup, Inc. (Professional Services)	137	10,468
Marqeta, Inc.*—Class A (IT Services)	943	7,648
Martin Marietta Materials, Inc. (Construction Materials)	162	48,477
Masco Corp. (Building Products)	612	30,967
MasTec, Inc.* (Construction & Engineering)	148	10,606
MAXIMUS, Inc. (IT Services)	159	9,939
MDU Resources Group, Inc. (Multi-Utilities)	528	14,251
Mercury Systems, Inc.* (Aerospace & Defense)	150	9,650
MSA Safety, Inc. (Commercial Services & Supplies)	95	11,502
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	122	9,163
National Instruments Corp. (Electronic Equipment, Instruments & Components)	340	10,618
Nielsen Holdings PLC (Professional Services)	933	21,664
Nikola Corp.*(a) (Machinery)	557	2,651
Nordson Corp. (Machinery)	140	28,342
Norfolk Southern Corp. (Road & Rail)	618	140,465
Northrop Grumman Corp. (Aerospace & Defense)	379	181,378
nVent Electric PLC (Electrical Equipment)	432	13,535
Old Dominion Freight Line, Inc. (Road & Rail)	238	60,995
Oshkosh Corp. (Machinery)	171	14,046
Otis Worldwide Corp. (Machinery)	1,097	77,525
Owens Corning (Building Products)	252	18,726
PACCAR, Inc. (Machinery)	902	74,271
Packaging Corp. of America (Containers & Packaging)	243	33,413
Parker-Hannifin Corp. (Machinery)	333	81,935
Paychex, Inc. (IT Services)	834	94,968
PayPal Holdings, Inc.* (IT Services)	3,005	209,869
Pentair PLC (Machinery)	429	19,635
PerkinElmer, Inc. (Life Sciences Tools & Services)	327	46,506

See accompanying notes to financial statements.

96 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
Quanta Services, Inc. (Construction & Engineering)	373	$46,751
Raytheon Technologies Corp. (Aerospace & Defense)	3,859	370,888
RBC Bearings, Inc.* (Machinery)	75	13,871
Regal Rexnord Corp. (Electrical Equipment)	174	19,752
Republic Services, Inc. (Commercial Services & Supplies)	541	70,801
Robert Half International, Inc. (Professional Services)	287	21,493
Rockwell Automation, Inc. (Electrical Equipment)	302	60,192
Saia, Inc.* (Road & Rail)	69	12,972
Science Applications International Corp. (Professional Services)	145	13,500
Sealed Air Corp. (Containers & Packaging)	379	21,876
Sensata Technologies Holding PLC (Electrical Equipment)	407	16,813
Shift4 Payments, Inc.*—Class A (IT Services)	139	4,595
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	291	4,796
Silgan Holdings, Inc. (Containers & Packaging)	218	9,014
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	117	13,908
Snap-on, Inc. (Machinery)	138	27,190
Sonoco Products Co. (Containers & Packaging)	253	14,431
SS&C Technologies Holdings, Inc. (Software)	575	33,390
Stericycle, Inc.* (Commercial Services & Supplies)	239	10,480
Sunrun, Inc.* (Electrical Equipment)	545	12,731
TaskUS, Inc.*—Class A (IT Services)	72	1,214
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	836	94,593
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	122	45,763
Tetra Tech, Inc. (Commercial Services & Supplies)	139	18,980
Textron, Inc. (Aerospace & Defense)	558	34,077
The Boeing Co.* (Aerospace & Defense)	1,443	197,287
The Middleby Corp.* (Machinery)	141	17,676
The Sherwin-Williams Co. (Chemicals)	621	139,048
The Timken Co. (Machinery)	175	9,284
The Toro Co. (Machinery)	271	20,539
The Western Union Co. (IT Services)	1,002	16,503
Toast, Inc.*—Class A (IT Services)	632	8,178
Trane Technologies PLC (Building Products)	607	78,832
TransDigm Group, Inc.* (Aerospace & Defense)	135	72,450
TransUnion (Professional Services)	499	39,915
Trex Co., Inc.* (Building Products)	294	15,999
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	649	37,791
TriNet Group, Inc.* (Professional Services)	99	7,684
TuSimple Holdings, Inc.*—Class A (Road & Rail)	93	672
Union Pacific Corp. (Road & Rail)	1,629	347,434
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,906	347,922
United Rentals, Inc.* (Trading Companies & Distributors)	186	45,181
Univar Solutions, Inc.* (Trading Companies & Distributors)	439	10,918
Upwork, Inc.* (Professional Services)	316	6,535
Valmont Industries, Inc. (Construction & Engineering)	55	12,355
Verisk Analytics, Inc. (Professional Services)	410	70,968
Vertiv Holdings Co. (Electrical Equipment)	792	6,510
Virgin Galactic Holdings, Inc.*(a) (Aerospace & Defense)	463	2,787
Vontier Corp. (Electronic Equipment, Instruments & Components)	418	9,610
Vulcan Materials Co. (Construction Materials)	345	49,024
W.W. Grainger, Inc. (Trading Companies & Distributors)	111	50,442
Waste Management, Inc. (Commercial Services & Supplies)	991	151,603
Watsco, Inc. (Trading Companies & Distributors)	86	20,539
Westinghouse Air Brake Technologies Corp. (Machinery)	474	38,906
WestRock Co. (Containers & Packaging)	661	26,334
WEX, Inc.* (IT Services)	117	18,201
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	577	18,706
Woodward, Inc. (Machinery)	157	14,521
XPO Logistics, Inc.* (Air Freight & Logistics)	257	12,377
Xylem, Inc. (Machinery)	467	36,510
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	136	39,977
Zurn Water Solutions Corp. (Building Products)	327	8,907
TOTAL COMMON STOCKS (Cost $2,744,804)		10,258,932

Repurchase Agreements(b) (4.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $523,020	$523,000	$523,000
TOTAL REPURCHASE AGREEMENTS (Cost $523,000)		523,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 1.42%(d)	5,549	$5,549
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,549)		5,549
TOTAL INVESTMENT SECURITIES (Cost $3,273,353)—100.9%		10,787,481
Net other assets (liabilities)—(0.9)%		(92,950)
NET ASSETS—100.0%		$10,694,531

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $5,315.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2022.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 97

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	7/25/22	2.18%	$506,752	$2,313

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$1,528,694	14.3%
Air Freight & Logistics	587,902	5.5%
Building Products	443,600	4.1%
Chemicals	139,048	1.3%
Commercial Services & Supplies	361,165	3.4%
Construction & Engineering	126,048	1.2%
Construction Materials	108,715	1.0%
Containers & Packaging	367,967	3.6%
Electrical Equipment	539,400	5.0%
Electronic Equipment, Instruments & Components	594,830	5.6%
Industrial Conglomerates	711,773	6.7%
IT Services	1,669,995	15.5%
Life Sciences Tools & Services	46,506	0.4%
Machinery	1,466,053	13.7%
Marine	9,491	0.1%
Multi-Utilities	14,251	0.1%
Paper & Forest Products	11,163	0.1%
Professional Services	456,065	4.3%
Road & Rail	796,251	7.4%
Software	33,390	0.3%
Trading Companies & Distributors	246,625	2.3%
Other**	435,599	4.1%
Total	$10,694,531	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

98 :: ProFund VP Industrials :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$3,273,353
Securities, at value(a)	10,264,481
Repurchase agreements, at value	523,000
Total Investment Securities, at value	10,787,481
Cash	570
Dividends and interest receivable	7,705
Unrealized appreciation on swap agreements	2,313
Receivable for capital shares issued	1,085
Prepaid expenses	161
TOTAL ASSETS	10,799,315
LIABILITIES:
Payable for collateral for securities loaned	5,549
Payable for capital shares redeemed	69,450
Advisory fees payable	6,921
Management services fees payable	923
Administration fees payable	965
Administrative services fees payable	4,190
Distribution fees payable	4,635
Transfer agency fees payable	1,687
Fund accounting fees payable	596
Compliance services fees payable	96
Other accrued expenses	9,772
TOTAL LIABILITIES	104,784
NET ASSETS	$10,694,531
NET ASSETS CONSIST OF:
Capital	$2,720,074
Total distributable earnings (loss)	7,974,457
NET ASSETS	$10,694,531
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	140,418
Net Asset Value (offering and redemption price per share)	$76.16

(a) Includes securities on loan valued at:	$5,315

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$98,078
Interest	532
Foreign tax withholding	(13)
Net income from securities lending	3
TOTAL INVESTMENT INCOME	98,600
EXPENSES:
Advisory fees	54,781
Management services fees	7,304
Administration fees	6,922
Transfer agency fees	5,902
Administrative services fees	19,606
Distribution fees	18,260
Custody fees	1,090
Fund accounting fees	4,231
Trustee fees	201
Compliance services fees	34
Other fees	8,374
Total Gross Expenses before reductions	126,705
Expenses reduced and reimbursed by the Advisor	(3,995)
TOTAL NET EXPENSES	122,710
NET INVESTMENT INCOME (LOSS)	(24,110)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,883,445
Net realized gains (losses) on swap agreements	(96,761)
Change in net unrealized appreciation/depreciation on investment securities	(5,639,058)
Change in net unrealized appreciation/depreciation on swap agreements	(6,507)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,858,881)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,882,991)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 99

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(24,110)	$(95,360)
Net realized gains (losses) on investments	1,786,684	209,311
Change in net unrealized appreciation/depreciation on investments	(5,645,565)	2,853,119
Change in net assets resulting from operations	(3,882,991)	2,967,070
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(189,895)	(1,172,179)
Change in net assets resulting from distributions	(189,895)	(1,172,179)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,812,857	26,430,009
Distributions reinvested	189,895	1,172,179
Value of shares redeemed	(15,039,171)	(24,672,981)
Change in net assets resulting from capital transactions	(7,036,419)	2,929,207
Change in net assets	(11,109,305)	4,724,098
NET ASSETS:
Beginning of period	21,803,836	17,079,738
End of period	$10,694,531	$21,803,836
SHARE TRANSACTIONS:
Issued	89,451	270,168
Reinvested	2,314	12,291
Redeemed	(169,496)	(252,655)
Change in shares	(77,731)	29,804

See accompanying notes to financial statements.

100 :: ProFund VP Industrials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$99.95	$90.68	$79.25	$72.70	$83.42	$68.28

Investment Activities:
Net investment income (loss)(a)	(0.15)	(0.44)	(0.15)	0.10	(0.07)	0.09
Net realized and unrealized gains (losses) on investments	(22.32)	15.06	13.24	20.77	(10.56)	15.19
Total income (loss) from investment activities	(22.47)	14.62	13.09	20.87	(10.63)	15.28

Distributions to Shareholders From:
Net investment income	—	—	(0.14)	—	(0.09)	(0.14)
Net realized gains on investments	(1.32)	(5.35)	(1.52)	(14.32)	—	—
Total distributions	(1.32)	(5.35)	(1.66)	(14.32)	(0.09)	(0.14)

Net Asset Value, End of Period	$76.16	$99.95	$90.68	$79.25	$72.70	$83.42

Total Return(b)(c)	(22.58)%	16.40%	16.76%	30.49%	(12.76)%	22.40%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.74%	1.69%	1.75%	1.71%	1.68%	1.68%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.67%	1.68%
Net investment income (loss)(c)(d)	(0.33)%	(0.45)%	(0.20)%	0.12%	(0.09)%	0.12%

Supplemental Data:
Net assets, end of period (000's)	$10,695	$21,804	$17,080	$17,879	$11,116	$39,291
Portfolio turnover rate(b)(e)	20%	72%	123%	71%	67%	107%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 101

Investment Objective: The ProFund VP International seeks investment results that, before fees and expenses, correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	16%
Industrials	15%
Health Care	14%
Consumer Discretionary	11%
Consumer Staples	11%
Information Technology	8%
Materials	8%
Communication Services	5%
Energy	5%
Utilities	4%
Real Estate	3%

Country Composition
Japan	22%
United Kingdom	16%
France	11%
Switzerland	10%
Other	41%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $9,216,351	$9,216,000	$9,216,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,216,000)		9,216,000
TOTAL INVESTMENT SECURITIES (Cost $9,216,000)—101.7%		9,216,000
Net other assets (liabilities)—(1.7)%		(151,035)
NET ASSETS—100.0%		$9,064,965

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $1,577,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	7/27/22	2.08%	$4,932,899	$(73,383)
MSCI EAFE Index	UBS AG	7/27/22	2.38%	4,110,597	(61,830)
				$9,043,496	$(135,213)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

102 :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$9,216,000
Repurchase agreements, at value	9,216,000
Total Investment Securities, at value	9,216,000
Cash	20
Segregated cash balances for swap agreements with custodian	85
Interest receivable	351
Receivable for capital shares issued	10,346
Prepaid expenses	107
TOTAL ASSETS	9,226,909

LIABILITIES:
Payable for capital shares redeemed	454
Unrealized depreciation on swap agreements	135,213
Advisory fees payable	6,033
Management services fees payable	804
Administration fees payable	767
Administrative services fees payable	6,324
Distribution fees payable	6,416
Transfer agency fees payable	1,500
Fund accounting fees payable	466
Compliance services fees payable	66
Other accrued expenses	3,901
TOTAL LIABILITIES	161,944
NET ASSETS	$9,064,965

NET ASSETS CONSIST OF:
Capital	$12,663,417
Total distributable earnings (loss)	(3,598,452)
NET ASSETS	$9,064,965
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	529,808
Net Asset Value (offering and redemption price per share)	$17.11

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$17,218

EXPENSES:
Advisory fees	41,194
Management services fees	5,492
Administration fees	3,861
Transfer agency fees	3,689
Administrative services fees	13,496
Distribution fees	13,731
Custody fees	593
Fund accounting fees	2,384
Trustee fees	128
Compliance services fees	26
Other fees	4,320
Total Gross Expenses before reductions	88,914
Expenses reduced and reimbursed by the Advisor	(10)
TOTAL NET EXPENSES	88,904
NET INVESTMENT INCOME (LOSS)	(71,686)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(2,321,753)
Change in net unrealized appreciation/depreciation on swap agreements	(80,549)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,402,302)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,473,988)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 103

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(71,686)	$(194,581)
Net realized gains (losses) on investments	(2,321,753)	1,116,774
Change in net unrealized appreciation/depreciation on investments	(80,549)	(47,845)
Change in net assets resulting from operations	(2,473,988)	874,348

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(461,505)	—
Change in net assets resulting from distributions	(461,505)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,357,290	47,750,286
Distributions reinvested	461,505	—
Value of shares redeemed	(12,969,577)	(42,005,838)
Change in net assets resulting from capital transactions	(150,782)	5,744,448
Change in net assets	(3,086,275)	6,618,796

NET ASSETS:
Beginning of period	12,151,240	5,532,444
End of period	$9,064,965	$12,151,240

SHARE TRANSACTIONS:
Issued	606,610	2,190,643
Reinvested	25,469	—
Redeemed	(646,372)	(1,916,162)
Change in shares	(14,293)	274,481

See accompanying notes to financial statements.

104 :: ProFund VP International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$22.33	$20.52	$19.66	$16.53	$23.47		$19.27

Investment Activities:
Net investment income (loss)(a)	(0.13)	(0.35)	(0.24)	0.08	0.04		(0.18)
Net realized and unrealized gains (losses) on investments	(4.23)	2.16	1.19	3.10	(3.26)		4.38
Total income (loss) from investment activities	(4.36)	1.81	0.95	3.18	(3.22)		4.20

Distributions to Shareholders From:
Net investment income	—	—	(0.09)	(0.05)	—		—
Net realized gains on investments	(0.86)	—	—	—	(3.72)		—
Total distributions	(0.86)	—	(0.09)	(0.05)	(3.72)		—

Net Asset Value, End of Period	$17.11	$22.33	$20.52	$19.66	$16.53		$23.47

Total Return(b)(c)	(19.73)%	8.82%	4.90%	19.27%	(15.76	)%(d)	21.80%

Ratios to Average Net Assets:
Gross expenses(c)(e)	1.62%	1.60%	1.68%	1.65%	1.57%		1.68%
Net expenses(c)(e)	1.62%	1.60%	1.68%	1.65%	1.50	%(d)	1.68%
Net investment income (loss)(c)(e)	(1.31)%	(1.60)%	(1.36)%	0.43%	0.20	%(d)	(0.81)%

Supplemental Data:
Net assets, end of period (000's)	$9,065	$12,151	$5,532	$5,679	$6,140		$15,131
Portfolio turnover rate(f)	—	—	—	—	—		—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.57% and 0.13%, respectively, and the total return would have been (15.84)%.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 105

Investment Objective: The ProFund VP Internet seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Internet CompositeSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	10.4%
Amazon.com, Inc.	8.9%
Meta Platforms, Inc.	6.2%
Cisco Systems, Inc.	5.3%
Salesforce, Inc.	4.9%

Dow Jones Internet CompositeSM Index – Composition

% of Index
Interactive Media & Services	27%
Software	21%
IT Services	14%
Internet & Direct Marketing Retail	13%
Communications Equipment	11%
Hotels, Restaurants & Leisure	4%
Health Care Technology	4%
Entertainment	4%
Real Estate Management & Development	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.7%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,389	$212,812
Akamai Technologies, Inc.* (IT Services)	1,862	170,056
Alphabet, Inc.*—Class A (Interactive Media & Services)	223	485,975
Alphabet, Inc.*—Class C (Interactive Media & Services)	204	446,240
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	7,466	792,964
Arista Networks, Inc.* (Communications Equipment)	2,128	199,479
Box, Inc.*—Class A (Software)	3,790	95,281
Ciena Corp.* (Communications Equipment)	2,764	126,315
Cisco Systems, Inc. (Communications Equipment)	11,040	470,745
Citrix Systems, Inc. (Software)	1,693	164,509
Cloudflare, Inc.*—Class A (Software)	3,344	146,300
CommScope Holding Co., Inc.* (Communications Equipment)	8,619	52,748
Coupa Software, Inc.* (Software)	1,635	93,359
Datadog, Inc.*—Class A (Software)	2,207	210,195
DocuSign, Inc.* (Software)	2,184	125,318
Dropbox, Inc.* (Software)	5,404	113,430
eBay, Inc. (Internet & Direct Marketing Retail)	4,890	203,766
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,860	136,171
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	1,577	149,547
Fastly, Inc.*—Class A (IT Services)	5,137	59,641
GoDaddy, Inc.*—Class A (IT Services)	2,233	155,327
Juniper Networks, Inc. (Communications Equipment)	4,997	142,415
Match Group, Inc.* (Interactive Media & Services)	2,638	183,842
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	3,420	551,475
Netflix, Inc.* (Entertainment)	1,850	323,510
Nutanix, Inc.*—Class A (Software)	6,123	89,579
Okta, Inc.* (IT Services)	1,797	162,449
Opendoor Technologies, Inc.* (Real Estate Management & Development)	12,234	57,622
PayPal Holdings, Inc.* (IT Services)	4,511	315,048
Pinterest, Inc.*—Class A (Interactive Media & Services)	7,934	144,081
Salesforce, Inc.* (Software)	2,630	434,054
Snap, Inc.* (Interactive Media & Services)	12,499	164,112
Snowflake, Inc.*—Class A (IT Services)	1,884	261,989
Teladoc Health, Inc.* (Health Care Technology)	3,390	112,582
Twitter, Inc.* (Interactive Media & Services)	6,140	229,575
Veeva Systems, Inc.*—Class A (Health Care Technology)	1,220	241,609
Vonage Holdings Corp.* (Software)	5,825	109,743
Workday, Inc.*—Class A (Software)	1,572	219,419
Zillow Group, Inc.*—Class A (Real Estate Management & Development)	618	19,659
Zillow Group, Inc.*—Class C (Real Estate Management & Development)	2,803	88,995
Zoom Video Communications, Inc.*—Class A (Software)	2,004	216,372
ZoomInfo Technologies, Inc.*—Class A (Interactive Media & Services)	4,122	137,015
TOTAL COMMON STOCKS (Cost $6,344,076)		8,815,323

See accompanying notes to financial statements.

106  :: ProFund VP Internet :: Financial Statements

Repurchase Agreements(a) (1.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $147,006	$147,000	$147,000
TOTAL REPURCHASE AGREEMENTS (Cost $147,000)		147,000
TOTAL INVESTMENT SECURITIES (Cost $6,491,076)—100.3%		8,962,323
Net other assets (liabilities)—(0.3)%		(26,299)
NET ASSETS—100.0%		$8,936,024

*	Non-income producing security.

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	7/25/22	2.18%	$118,467	$(6,643)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Communications Equipment	$991,702	11.1%
Entertainment	323,510	3.6%
Health Care Technology	354,191	4.0%
Hotels, Restaurants & Leisure	362,359	4.1%
Interactive Media & Services	2,342,315	26.2%
Internet & Direct Marketing Retail	1,132,901	12.6%
IT Services	1,124,510	12.6%
Real Estate Management & Development	166,276	1.9%
Software	2,017,559	22.6%
Other**	120,701	1.3%
Total	$8,936,024	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 107

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$6,491,076
Securities, at value	8,815,323
Repurchase agreements, at value	147,000
Total Investment Securities, at value	8,962,323
Cash	148
Dividends and interest receivable	6
Receivable for capital shares issued	6,802
Prepaid expenses	161
TOTAL ASSETS	8,969,440

LIABILITIES:
Payable for capital shares redeemed	143
Unrealized depreciation on swap agreements	6,643
Advisory fees payable	5,874
Management services fees payable	783
Administration fees payable	808
Administrative services fees payable	4,006
Distribution fees payable	4,665
Transfer agency fees payable	1,438
Fund accounting fees payable	460
Compliance services fees payable	86
Other accrued expenses	8,510
TOTAL LIABILITIES	33,416
NET ASSETS	$8,936,024

NET ASSETS CONSIST OF:
Capital	$5,979,551
Total distributable earnings (loss)	2,956,473
NET ASSETS	$8,936,024
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	525,531
Net Asset Value (offering and redemption price per share)	$17.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$15,199
Interest	298
TOTAL INVESTMENT INCOME	15,497

EXPENSES:
Advisory fees	48,785
Management services fees	6,505
Administration fees	5,901
Transfer agency fees	5,011
Administrative services fees	16,360
Distribution fees	16,262
Custody fees	904
Fund accounting fees	3,322
Trustee fees	172
Compliance services fees	24
Other fees	6,426
TOTAL NET EXPENSES	109,672
NET INVESTMENT INCOME (LOSS)	(94,175)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,170,696
Net realized gains (losses) on swap agreements	(134,527)
Change in net unrealized appreciation/depreciation on investment securities	(8,685,257)
Change in net unrealized appreciation/depreciation on swap agreements	(2,357)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,651,445)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,745,620)

See accompanying notes to financial statements.

108  :: ProFund VP Internet :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(94,175)	$(334,487)
Net realized gains (losses) on investments	1,036,169	4,711,663
Change in net unrealized appreciation/depreciation on investments	(8,687,614)	(3,204,682)
Change in net assets resulting from operations	(7,745,620)	1,172,494

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(3,971,476)	(3,581,962)
Change in net assets resulting from distributions	(3,971,476)	(3,581,962)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	4,573,118	16,070,740
Distributions reinvested	3,971,476	3,581,962
Value of shares redeemed	(7,423,539)	(24,109,917)
Change in net assets resulting from capital transactions	1,121,055	(4,457,215)
Change in net assets	(10,596,041)	(6,866,683)

NET ASSETS:
Beginning of period	19,532,065	26,398,748
End of period	$8,936,024	$19,532,065

SHARE TRANSACTIONS:
Issued	146,616	279,532
Reinvested	212,720	74,485
Redeemed	(214,522)	(424,181)
Change in shares	144,814	(70,164)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Internet :: 109

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)		Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019(a)		Year Ended Dec. 31, 2018(a)	Year Ended Dec. 31, 2017(a)
Net Asset Value, Beginning of Period	$51.30		$58.55	$43.10	$37.40		$37.12	$27.28

Investment Activities:
Net investment income (loss)(b)	(0.26)		(0.84)	(0.69)	(0.54)		(0.59)	(0.47)
Net realized and unrealized gains (losses) on investments	(21.25)		3.30	22.44	7.27		2.80	10.31
Total income (loss) from investment activities	(21.51)		2.46	21.75	6.73		2.21	9.84

Distributions to Shareholders From:
Net realized gains on investments	(12.79)		(9.71)	(6.30)	(1.03)		(1.93)	—

Net Asset Value, End of Period	$17.00		$51.30	$58.55	$43.10		$37.40	$37.12

Total Return(c)(d)	(44.16)%		5.30%	50.82%	18.03%		4.93%	36.05%

Ratios to Average Net Assets:
Gross expenses(d)(e)	1.69%		1.68%	1.71%	1.69%		1.64%	1.64%
Net expenses(d)(e)	1.69	%(f)	1.68%	1.68%	1.69	%(f)	1.64%	1.64%
Net investment income (loss)(d)(e)	(1.45)%		(1.47)%	(1.36)%	(1.24)%		(1.39)%	(1.43)%

Supplemental Data:
Net assets, end of period (000's)	$8,936		$19,532	$26,399	$16,593		$17,917	$16,656
Portfolio turnover rate(c)(g)	13%		57%	116%	163%		138%	116%

(a)	As described in Note 8, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(e)	Annualized for periods less than one year.

(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

110  :: ProFund VP Japan :: Financial Statements

Investment Objective: The ProFund VP Japan seeks investment results that, before fees and expenses, correspond to the performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	98%
Swap Agreements	1%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average Index – Composition

% of Index
Consumer Discretionary	21%
Information Technology	20%
Industrials	19%
Health Care	12%
Communication Services	11%
Consumer Staples	6%
Materials	6%
Financials	3%
Real Estate	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (96.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $5,952,227	$5,952,000	$5,952,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,952,000)		5,952,000
TOTAL INVESTMENT SECURITIES (Cost $5,952,000)—96.1%		5,952,000
Net other assets (liabilities)—3.9%		239,358
NET ASSETS—100.0%		$6,191,358

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	46	9/9/22	$6,081,200	$(228,261)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	7/27/22	2.03%	$75,713	$(69)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 111

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$5,952,000
Repurchase agreements, at value	5,952,000
Total Investment Securities, at value	5,952,000
Cash	800
Segregated cash balances for futures contracts with brokers	361,900
Interest receivable	227
Receivable for capital shares issued	421
Prepaid expenses	72
TOTAL ASSETS	6,315,420

LIABILITIES:
Payable for capital shares redeemed	31,992
Unrealized depreciation on swap agreements	69
Variation margin on futures contracts	75,278
Advisory fees payable	3,956
Management services fees payable	527
Administration fees payable	552
Administrative services fees payable	2,602
Distribution fees payable	2,674
Transfer agency fees payable	956
Fund accounting fees payable	307
Compliance services fees payable	41
Other accrued expenses	5,108
TOTAL LIABILITIES	124,062
NET ASSETS	$6,191,358

NET ASSETS CONSIST OF:
Capital	$6,882,924
Total distributable earnings (loss)	(691,566)
NET ASSETS	$6,191,358
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	126,008
Net Asset Value (offering and redemption price per share)	$49.13

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$9,897

EXPENSES:
Advisory fees	25,543
Management services fees	3,406
Administration fees	3,139
Transfer agency fees	2,746
Administrative services fees	9,206
Distribution fees	8,514
Custody fees	427
Fund accounting fees	1,783
Trustee fees	96
Compliance services fees	19
Other fees	2,830
Total Gross Expenses before reductions	57,709
Expenses reduced and reimbursed by the Advisor	(493)
TOTAL NET EXPENSES	57,216
NET INVESTMENT INCOME (LOSS)	(47,319)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(169,065)
Net realized gains (losses) on swap agreements	1,853
Change in net unrealized appreciation/depreciation on futures contracts	(476,967)
Change in net unrealized appreciation/depreciation on swap agreements	(24)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(644,203)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(691,522)

See accompanying notes to financial statements.

112  :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(47,319)	$(141,290)
Net realized gains (losses) on investments	(167,212)	522,530
Change in net unrealized appreciation/depreciation on investments	(476,991)	(26,534)
Change in net assets resulting from operations	(691,522)	354,706

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(356,845)	(1,106,527)
Change in net assets resulting from distributions	(356,845)	(1,106,527)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,051,208	11,905,725
Distributions reinvested	356,845	1,106,527
Value of shares redeemed	(7,429,251)	(16,667,638)
Change in net assets resulting from capital transactions	(21,198)	(3,655,386)
Change in net assets	(1,069,565)	(4,407,207)

NET ASSETS:
Beginning of period	7,260,923	11,668,130
End of period	$6,191,358	$7,260,923

SHARE TRANSACTIONS:
Issued	133,924	199,699
Reinvested	6,861	20,122
Redeemed	(142,678)	(275,248)
Change in shares	(1,893)	(55,427)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Japan :: 113

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$56.77	$63.65	$55.06	$45.95		$52.00		$43.90

Investment Activities:
Net investment income (loss)(a)	(0.36)	(1.02)	(0.73)	0.12		0.05		(0.41)
Net realized and unrealized gains (losses) on investments	(4.43)	3.20	9.48	9.06		(6.10)		8.51
Total income (loss) from investment activities	(4.79)	2.18	8.75	9.18		(6.05)		8.10

Distributions to Shareholders From:
Net investment income	—	—	(0.16)	(0.07)		—		—
Net realized gains on investments	(2.85)	(9.06)	—	—		—		—
Total distributions	(2.85)	(9.06)	(0.16)	(0.07)		—		—

Net Asset Value, End of Period	$49.13	$56.77	$63.65	$55.06		$45.95		$52.00

Total Return(b)(c)	(8.72)%	3.89%	15.93%	20.00%		(11.63	)%(d)	18.45%

Ratios to Average Net Assets:
Gross expenses(c)(e)	1.70%	1.69%	1.75%	1.74%		1.63%		1.71%
Net expenses(c)(e)	1.68%	1.68%	1.68%	1.74	%(f)	1.56	%(d)	1.68%
Net investment income (loss)(c)(e)	(1.39)%	(1.68)%	(1.38)%	0.23%		0.09	%(d)	(0.89)%

Supplemental Data:
Net assets, end of period (000's)	$6,191	$7,261	$11,668	$9,319		$8,606		$12,840
Portfolio turnover rate(g)	—	—	—	—		—		—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.63% and 0.02%, respectively, and the total return would have been (11.71)%.

(e)	Annualized for periods less than one year.

(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

114  :: ProFund VP Large-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Large-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500 Growth® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	13.6%
Microsoft Corp.	12.5%
Alphabet, Inc.	8.2%
Amazon.com, Inc.	6.0%
Tesla, Inc.	3.7%

S&P 500® Growth Index – Composition

% of Index
Information Technology	45%
Consumer Discretionary	15%
Health Care	13%
Communication Services	11%
Financials	7%
Industrials	3%
Real Estate	2%
Consumer Staples	2%
Materials	1%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.2%)

	Shares	Value
A.O. Smith Corp. (Building Products)	75	$4,101
Abbott Laboratories (Health Care Equipment & Supplies)	1,072	116,473
AbbVie, Inc. (Biotechnology)	1,102	168,783
ABIOMED, Inc.* (Health Care Equipment & Supplies)	29	7,178
Accenture PLC—Class A (IT Services)	425	118,001
Adobe, Inc.* (Software)	546	199,868
Advance Auto Parts, Inc. (Specialty Retail)	34	5,885
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,872	143,152
Agilent Technologies, Inc. (Life Sciences Tools & Services)	207	24,585
Akamai Technologies, Inc.* (IT Services)	78	7,124
Albemarle Corp. (Chemicals)	92	19,226
Align Technology, Inc.* (Health Care Equipment & Supplies)	84	19,880
Alphabet, Inc.*—Class A (Interactive Media & Services)	348	758,382
Alphabet, Inc.*—Class C (Interactive Media & Services)	319	697,797
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	10,105	1,073,253
American Express Co. (Consumer Finance)	310	42,972
American Tower Corp. (Equity Real Estate Investment Trusts)	274	70,031
Ameriprise Financial, Inc. (Capital Markets)	78	18,539
Amgen, Inc. (Biotechnology)	253	61,555
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	366	23,563
ANSYS, Inc.* (Software)	62	14,836
Aon PLC (Insurance)	147	39,643
APA Corp. (Oil, Gas & Consumable Fuels)	216	7,538
Apple, Inc. (Technology Hardware, Storage & Peripherals)	17,755	2,427,464
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,022	92,982
Aptiv PLC* (Auto Components)	128	11,401
Arista Networks, Inc.* (Communications Equipment)	260	24,373
Arthur J. Gallagher & Co. (Insurance)	107	17,445
Autodesk, Inc.* (Software)	162	27,858
Automatic Data Processing, Inc. (IT Services)	256	53,770
AutoZone, Inc.* (Specialty Retail)	23	49,430
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	68	13,209
Avery Dennison Corp. (Containers & Packaging)	48	7,770
Bank of America Corp. (Banks)	3,604	112,193
Bath & Body Works, Inc. (Specialty Retail)	179	4,819
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	13	6,435
Bio-Techne Corp. (Life Sciences Tools & Services)	46	15,945
BlackRock, Inc.—Class A (Capital Markets)	85	51,768
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	270	131,169
Broadridge Financial Solutions, Inc. (IT Services)	60	8,553
Brown & Brown, Inc. (Insurance)	186	10,851
Cadence Design Systems, Inc.* (Software)	319	47,860
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	159	6,090
Camden Property Trust (Equity Real Estate Investment Trusts)	122	16,407
Capital One Financial Corp. (Consumer Finance)	218	22,713
CarMax, Inc.* (Specialty Retail)	98	8,867
Catalent, Inc.* (Pharmaceuticals)	123	13,197
Cboe Global Markets, Inc. (Capital Markets)	71	8,036

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 115

Common Stocks, continued

	Shares		Value
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	189		$13,912
CDW Corp. (Electronic Equipment, Instruments & Components)	92		14,496
Celanese Corp. (Chemicals)	54		6,351
Ceridian HCM Holding, Inc.* (Software)	65		3,060
CF Industries Holdings, Inc. (Chemicals)	145		12,431
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	59		12,624
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	22		28,760
Cincinnati Financial Corp. (Insurance)	80		9,518
Cintas Corp. (Commercial Services & Supplies)	47		17,556
Cisco Systems, Inc. (Communications Equipment)	2,160		92,103
Comerica, Inc. (Banks)	68		4,990
Copart, Inc.* (Commercial Services & Supplies)	169		18,364
Costco Wholesale Corp. (Food & Staples Retailing)	261		125,092
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	225		37,886
D.R. Horton, Inc. (Household Durables)	197		13,039
Danaher Corp. (Health Care Equipment & Supplies)	509		129,041
Deere & Co. (Machinery)	148		44,321
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	710		39,129
DexCom, Inc.* (Health Care Equipment & Supplies)	454		33,837
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	193		23,382
Discover Financial Services (Consumer Finance)	325		30,739
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	28		10,912
Dover Corp. (Machinery)	77		9,342
Duke Realty Corp. (Equity Real Estate Investment Trusts)	289		15,881
eBay, Inc. (Internet & Direct Marketing Retail)	499		20,793
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	454		43,171
Eli Lilly & Co. (Pharmaceuticals)	910		295,048
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	155		30,262
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	311		34,347
EPAM Systems, Inc.* (IT Services)	66		19,455
Equifax, Inc. (Professional Services)	142		25,955
Equinix, Inc. (Equity Real Estate Investment Trusts)	48		31,537
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	33		8,630
Etsy, Inc.* (Internet & Direct Marketing Retail)	147		10,762
Expeditors International of Washington, Inc. (Air Freight & Logistics)	194		18,907
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	154		26,198
F5, Inc.* (Communications Equipment)	37		5,662
FactSet Research Systems, Inc. (Capital Markets)	26		9,999
Fastenal Co. (Trading Companies & Distributors)	319		15,924
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	35		3,351
First Horizon Corp. (Banks)	—	(a)	—	(b)
First Republic Bank (Banks)	207		29,849
Fortinet, Inc.* (Software)	770		43,567
Fortune Brands Home & Security, Inc. (Building Products)	68		4,072
Franklin Resources, Inc. (Capital Markets)	146		3,403
Freeport-McMoRan, Inc. (Metals & Mining)	739		21,624
Garmin, Ltd. (Household Durables)	90		8,843
Gartner, Inc.* (IT Services)	93		22,490
Generac Holdings, Inc.* (Electrical Equipment)	74		15,583
HCA Healthcare, Inc. (Health Care Providers & Services)	152		25,545
Hess Corp. (Oil, Gas & Consumable Fuels)	227		24,048
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	133		14,822
Hologic, Inc.* (Health Care Equipment & Supplies)	213		14,761
HP, Inc. (Technology Hardware, Storage & Peripherals)	610		19,996
IDEX Corp. (Machinery)	36		6,539
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	67		23,499
Illinois Tool Works, Inc. (Machinery)	135		24,604
Illumina, Inc.* (Life Sciences Tools & Services)	88		16,224
Incyte Corp.* (Biotechnology)	94		7,141
Intercontinental Exchange, Inc. (Capital Markets)	367		34,513
Intuit, Inc. (Software)	327		126,039
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	286		57,403
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	160		34,718
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	205		9,981
J.B. Hunt Transport Services, Inc. (Road & Rail)	57		8,976
Jacobs Engineering Group, Inc. (Professional Services)	65		8,263
Johnson Controls International PLC (Building Products)	491		23,509
JPMorgan Chase & Co. (Banks)	1,561		175,785
Keurig Dr Pepper, Inc. (Beverages)	205		7,255
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	157		21,642
KLA Corp. (Semiconductors & Semiconductor Equipment)	173		55,201
L3Harris Technologies, Inc. (Aerospace & Defense)	94		22,720
Laboratory Corp. of America Holdings (Health Care Providers & Services)	57		13,359
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	160		68,184
Linde PLC (Chemicals)	296		85,108
Live Nation Entertainment, Inc.* (Entertainment)	68		5,615
LKQ Corp. (Distributors)	129		6,333
Lowe's Cos., Inc. (Specialty Retail)	763		133,273
MarketAxess Holdings, Inc. (Capital Markets)	21		5,376
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	—	(a)	44

See accompanying notes to financial statements.

116  :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Marsh & McLennan Cos., Inc. (Insurance)	354	$54,959
Martin Marietta Materials, Inc. (Construction Materials)	41	12,269
Masco Corp. (Building Products)	131	6,629
Mastercard, Inc.—Class A (IT Services)	466	147,014
McDonald's Corp. (Hotels, Restaurants & Leisure)	384	94,801
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	2,652	427,635
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	16	18,380
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	310	18,005
Microsoft Corp. (Software)	8,645	2,220,294
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	82	14,323
Moderna, Inc.* (Biotechnology)	399	56,997
Molina Healthcare, Inc.* (Health Care Providers & Services)	33	9,227
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	50	19,202
Monster Beverage Corp.* (Beverages)	226	20,950
Moody's Corp. (Capital Markets)	122	33,180
Morgan Stanley (Capital Markets)	791	60,163
Motorola Solutions, Inc. (Communications Equipment)	114	23,894
MSCI, Inc.—Class A (Capital Markets)	94	38,742
Nasdaq, Inc. (Capital Markets)	105	16,017
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	183	11,939
Netflix, Inc.* (Entertainment)	513	89,709
Newell Brands, Inc. (Household Durables)	226	4,303
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	790	80,738
Nordson Corp. (Machinery)	37	7,490
NRG Energy, Inc. (Electric Utilities)	274	10,459
Nucor Corp. (Metals & Mining)	167	17,436
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,894	438,700
NVR, Inc.* (Household Durables)	2	8,008
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	191	28,274
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	423	24,906
Old Dominion Freight Line, Inc. (Road & Rail)	107	27,422
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	381	19,168
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	222	12,321
Oracle Corp. (Software)	1,818	127,023
O'Reilly Automotive, Inc.* (Specialty Retail)	77	48,646
Otis Worldwide Corp. (Machinery)	196	13,851
Paychex, Inc. (IT Services)	198	22,546
Paycom Software, Inc.* (Software)	41	11,485
PayPal Holdings, Inc.* (IT Services)	722	50,424
Pentair PLC (Machinery)	111	5,080
PepsiCo, Inc. (Beverages)	671	111,829
PerkinElmer, Inc. (Life Sciences Tools & Services)	145	20,622
Pfizer, Inc. (Pharmaceuticals)	3,499	183,453
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	145	32,347
Pool Corp. (Distributors)	47	16,507
Prologis, Inc. (Equity Real Estate Investment Trusts)	522	61,412
PTC, Inc.* (Software)	61	6,487
Public Storage (Equity Real Estate Investment Trusts)	105	32,830
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	62	5,848
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,293	165,168
Quanta Services, Inc. (Construction & Engineering)	90	11,281
Quest Diagnostics, Inc. (Health Care Providers & Services)	62	8,245
Raymond James Financial, Inc. (Capital Markets)	134	11,981
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	124	73,300
Regions Financial Corp. (Banks)	487	9,131
Republic Services, Inc. (Commercial Services & Supplies)	107	14,003
ResMed, Inc. (Health Care Equipment & Supplies)	98	20,544
Robert Half International, Inc. (Professional Services)	86	6,441
Rockwell Automation, Inc. (Electrical Equipment)	70	13,952
Rollins, Inc. (Commercial Services & Supplies)	117	4,086
S&P Global, Inc. (Capital Markets)	244	82,243
Salesforce, Inc.* (Software)	701	115,693
SBA Communications Corp. (Equity Real Estate Investment Trusts)	70	22,404
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	167	11,930
Sealed Air Corp. (Containers & Packaging)	93	5,368
ServiceNow, Inc.* (Software)	231	109,845
Signature Bank (Banks)	73	13,082
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	227	21,547
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	87	8,060
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	48	13,137
Starbucks Corp. (Hotels, Restaurants & Leisure)	675	51,562
STERIS PLC (Health Care Equipment & Supplies)	48	9,895
Stryker Corp. (Health Care Equipment & Supplies)	159	31,630
SVB Financial Group* (Banks)	68	26,859
Synchrony Financial (Consumer Finance)	332	9,170
Synopsys, Inc.* (Software)	118	35,837
T. Rowe Price Group, Inc. (Capital Markets)	183	20,791
Take-Two Interactive Software, Inc.* (Entertainment)	113	13,846
Target Corp. (Multiline Retail)	294	41,522
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	184	16,477
Tesla, Inc.* (Automobiles)	969	652,544
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	522	80,205

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 117

Common Stocks, continued

	Shares	Value
The Charles Schwab Corp. (Capital Markets)	1,184	$74,805
The Estee Lauder Co., Inc. (Personal Products)	157	39,983
The Goldman Sachs Group, Inc. (Capital Markets)	397	117,918
The Hershey Co. (Food Products)	76	16,352
The Home Depot, Inc. (Specialty Retail)	906	248,488
The Sherwin-Williams Co. (Chemicals)	146	32,691
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	453	246,107
Tractor Supply Co. (Specialty Retail)	129	25,007
TransDigm Group, Inc.* (Aerospace & Defense)	27	14,490
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	163	9,491
Twitter, Inc.* (Interactive Media & Services)	423	15,816
Tyler Technologies, Inc.* (Software)	30	9,974
UDR, Inc. (Equity Real Estate Investment Trusts)	191	8,794
Ulta Beauty, Inc.* (Specialty Retail)	34	13,106
Union Pacific Corp. (Road & Rail)	297	63,344
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	365	66,627
United Rentals, Inc.* (Trading Companies & Distributors)	49	11,903
UnitedHealth Group, Inc. (Health Care Providers & Services)	456	234,215
VeriSign, Inc.* (IT Services)	51	8,534
Verisk Analytics, Inc. (Professional Services)	93	16,097
Vertex Pharmaceuticals, Inc.* (Biotechnology)	177	49,877
Visa, Inc.—Class A (IT Services)	817	160,860
Vulcan Materials Co. (Construction Materials)	74	10,515
Waste Management, Inc. (Commercial Services & Supplies)	225	34,420
Waters Corp.* (Life Sciences Tools & Services)	51	16,880
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	85	25,701
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	363	12,023
Xylem, Inc. (Machinery)	85	6,645
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	154	17,481
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	45	13,228
Zions Bancorp (Banks)	85	4,327
Zoetis, Inc. (Pharmaceuticals)	359	61,709
TOTAL COMMON STOCKS (Cost $7,400,700)		17,652,775

Repurchase Agreements(c) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $79,003	$79,000	$79,000
TOTAL REPURCHASE AGREEMENTS (Cost $79,000)		79,000
TOTAL INVESTMENT SECURITIES (Cost $7,479,700)—99.6%		17,731,775
Net other assets (liabilities)—0.4%		74,663
NET ASSETS—100.0%		$17,806,438

*	Non-income producing security.

(a)	Number of shares is less than 0.50.

(b)	Amount is less than $0.50.

(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

118  :: ProFund VP Large-Cap Growth :: Financial Statements

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$37,210	0.2%
Air Freight & Logistics	85,534	0.5%
Auto Components	11,401	0.1%
Automobiles	652,544	3.7%
Banks	376,216	2.1%
Beverages	140,034	0.8%
Biotechnology	417,653	2.3%
Building Products	38,311	0.2%
Capital Markets	587,474	3.3%
Chemicals	155,807	0.9%
Commercial Services & Supplies	88,429	0.5%
Communications Equipment	146,032	0.8%
Construction & Engineering	11,281	0.1%
Construction Materials	22,784	0.1%
Consumer Finance	105,594	0.6%
Containers & Packaging	13,138	0.1%
Distributors	22,840	0.1%
Electric Utilities	10,459	0.1%
Electrical Equipment	29,535	0.2%
Electronic Equipment, Instruments & Components	82,420	0.5%
Entertainment	109,170	0.6%
Equity Real Estate Investment Trusts	406,444	2.3%
Food & Staples Retailing	125,092	0.7%
Food Products	16,352	0.1%
Health Care Equipment & Supplies	533,013	3.0%
Health Care Providers & Services	290,591	1.6%
Hotels, Restaurants & Leisure	224,472	1.3%
Household Durables	34,193	0.2%
Insurance	132,416	0.7%
Interactive Media & Services	1,899,630	10.7%
Internet & Direct Marketing Retail	1,104,808	6.1%
IT Services	618,771	3.5%
Life Sciences Tools & Services	412,520	2.3%
Machinery	117,872	0.6%
Metals & Mining	39,060	0.2%
Multiline Retail	41,522	0.2%
Oil, Gas & Consumable Fuels	198,018	1.1%
Personal Products	39,983	0.2%
Pharmaceuticals	553,407	3.2%
Professional Services	56,756	0.3%
Real Estate Management & Development	13,912	0.1%
Road & Rail	99,742	0.5%
Semiconductors & Semiconductor Equipment	1,333,194	7.5%
Software	3,099,726	17.4%
Specialty Retail	537,521	3.0%
Technology Hardware, Storage & Peripherals	2,471,329	13.9%
Textiles, Apparel & Luxury Goods	80,738	0.5%
Trading Companies & Distributors	27,827	0.2%
Other**	153,663	0.8%
Total	$17,806,438	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 119

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$7,479,700
Securities, at value	17,652,775
Repurchase agreements, at value	79,000
Total Investment Securities, at value	17,731,775
Cash	578
Dividends and interest receivable	4,012
Receivable for capital shares issued	115,304
Prepaid expenses	1,094
TOTAL ASSETS	17,852,763

LIABILITIES:
Payable for capital shares redeemed	3,660
Advisory fees payable	10,851
Management services fees payable	1,447
Administration fees payable	1,545
Administrative services fees payable	5,888
Distribution fees payable	6,716
Trustee fees payable	6
Transfer agency fees payable	2,696
Fund accounting fees payable	927
Compliance services fees payable	153
Other accrued expenses	12,436
TOTAL LIABILITIES	46,325
NET ASSETS	$17,806,438

NET ASSETS CONSIST OF:
Capital	$7,259,271
Total distributable earnings (loss)	10,547,167
NET ASSETS	$17,806,438
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	361,533
Net Asset Value (offering and redemption price per share)	$49.25

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$103,899
Interest	78
Foreign tax withholding	(30)
TOTAL INVESTMENT INCOME	103,947

EXPENSES:
Advisory fees	91,913
Management services fees	12,255
Administration fees	10,943
Transfer agency fees	9,365
Administrative services fees	33,064
Distribution fees	30,638
Custody fees	2,362
Fund accounting fees	6,515
Trustee fees	323
Compliance services fees	55
Other fees	13,185
Total Gross Expenses before reductions	210,618
Expenses reduced and reimbursed by the Advisor	(4,732)
TOTAL NET EXPENSES	205,886
NET INVESTMENT INCOME (LOSS)	(101,939)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,097,772
Change in net unrealized appreciation/depreciation on investment securities	(10,090,258)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(8,992,486)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,094,425)

See accompanying notes to financial statements.

120  :: ProFund VP Large-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(101,939)	$(283,101)
Net realized gains (losses) on investments	1,097,772	4,101,255
Change in net unrealized appreciation/depreciation on investments	(10,090,258)	3,485,807
Change in net assets resulting from operations	(9,094,425)	7,303,961

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(3,738,973)	(3,932,438)
Change in net assets resulting from distributions	(3,738,973)	(3,932,438)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,863,289	39,677,623
Distributions reinvested	3,738,973	3,932,438
Value of shares redeemed	(29,142,579)	(39,764,236)
Change in net assets resulting from capital transactions	(6,540,317)	3,845,825
Change in net assets	(19,373,715)	7,217,348

NET ASSETS:
Beginning of period	37,180,153	29,962,805
End of period	$17,806,438	$37,180,153

SHARE TRANSACTIONS:
Issued	251,810	490,409
Reinvested	71,504	57,737
Redeemed	(394,381)	(503,495)
Change in shares	(71,067)	44,651

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Growth :: 121

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$85.95	$77.23	$64.35	$65.02	$69.22	$57.48

Investment Activities:
Net investment income (loss)(a)	(0.30)	(0.75)	(0.35)	(0.10)	(0.22)	(0.04)
Net realized and unrealized gains (losses) on investments	(23.27)	20.84	20.11	17.13	(0.74)	14.41
Total income (loss) from investment activities	(23.57)	20.09	19.76	17.03	(0.96)	14.37

Distributions to Shareholders From:
Net realized gains on investments	(13.13)	(11.37)	(6.88)	(17.70)	(3.24)	(2.63)

Net Asset Value, End of Period	$49.25	$85.95	$77.23	$64.35	$65.02	$69.22

Total Return(b)(c)	(28.31)%	29.86%	30.93%	28.89%	(1.86)%	25.29%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.72%	1.69%	1.75%	1.73%	1.69%	1.68%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)(d)	(0.83)%	(0.94)%	(0.52)%	(0.14)%	(0.30)%	(0.07)%

Supplemental Data:
Net assets, end of period (000's)	$17,806	$37,180	$29,963	$28,941	$24,821	$34,398
Portfolio turnover rate(b)(e)	62%	122%	150%	136%	149%	154%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

122 :: ProFund VP Large-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Large-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500® Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.0%
Johnson & Johnson	2.8%
Exxon Mobil Corp.	2.2%
The Procter & Gamble Co.	2.1%
Chevron Corp.	1.7%

S&P 500® Value Index – Composition

% of Index
Health Care	17%
Financials	15%
Industrials	12%
Consumer Staples	12%
Information Technology	11%
Energy	7%
Communication Services	7%
Consumer Discretionary	6%
Utilities	6%
Materials	4%
Real Estate	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	517	$66,905
A.O. Smith Corp. (Building Products)	60	3,281
Abbott Laboratories (Health Care Equipment & Supplies)	748	81,270
AbbVie, Inc. (Biotechnology)	738	113,033
ABIOMED, Inc.* (Health Care Equipment & Supplies)	18	4,455
Accenture PLC—Class A (IT Services)	242	67,191
Activision Blizzard, Inc. (Entertainment)	709	55,203
Advance Auto Parts, Inc. (Specialty Retail)	29	5,020
Aflac, Inc. (Insurance)	537	29,712
Agilent Technologies, Inc. (Life Sciences Tools & Services)	109	12,946
Air Products & Chemicals, Inc. (Chemicals)	201	48,336
Akamai Technologies, Inc.* (IT Services)	85	7,763
Alaska Air Group, Inc.* (Airlines)	115	4,606
Albemarle Corp. (Chemicals)	34	7,105
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	135	19,579
Allegion PLC (Building Products)	80	7,832
Alliant Energy Corp. (Electric Utilities)	228	13,363
Altria Group, Inc. (Tobacco)	1,645	68,712
Amcor PLC (Containers & Packaging)	1,365	16,967
Ameren Corp. (Multi-Utilities)	234	21,144
American Airlines Group, Inc.* (Airlines)	589	7,469
American Electric Power Co., Inc. (Electric Utilities)	466	44,708
American Express Co. (Consumer Finance)	310	42,972
American International Group, Inc. (Insurance)	719	36,762
American Tower Corp. (Equity Real Estate Investment Trusts)	206	52,651
American Water Works Co., Inc. (Water Utilities)	165	24,547
Ameriprise Financial, Inc. (Capital Markets)	38	9,032
AmerisourceBergen Corp. (Health Care Providers & Services)	136	19,241
AMETEK, Inc. (Electrical Equipment)	210	23,077
Amgen, Inc. (Biotechnology)	287	69,827
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	256	16,481
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	475	69,393
ANSYS, Inc.* (Software)	30	7,179
Anthem, Inc. (Health Care Providers & Services)	218	105,202
Aon PLC (Insurance)	77	20,765
APA Corp. (Oil, Gas & Consumable Fuels)	139	4,851
Aptiv PLC* (Auto Components)	144	12,826
Archer-Daniels-Midland Co. (Food Products)	511	39,654
Arthur J. Gallagher & Co. (Insurance)	107	17,445
Assurant, Inc. (Insurance)	48	8,297
AT&T, Inc. (Diversified Telecommunication Services)	6,503	136,303
Atmos Energy Corp. (Gas Utilities)	126	14,125
Autodesk, Inc.* (Software)	72	12,381
Automatic Data Processing, Inc. (IT Services)	179	37,597
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	74	14,375
Avery Dennison Corp. (Containers & Packaging)	36	5,827
Baker Hughes Co.—Class A (Energy Equipment & Services)	849	24,511
Ball Corp. (Containers & Packaging)	291	20,012
Bank of America Corp. (Banks)	3,603	112,161
Bath & Body Works, Inc. (Specialty Retail)	76	2,046
Baxter International, Inc. (Health Care Equipment & Supplies)	457	29,353
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	259	63,851
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,642	448,299
Best Buy Co., Inc. (Specialty Retail)	185	12,060
Biogen, Inc.* (Biotechnology)	133	27,124

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 123

Common Stocks, continued

	Shares	Value
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	9	$4,455
BlackRock, Inc.—Class A (Capital Markets)	63	38,370
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	36	62,963
BorgWarner, Inc. (Auto Components)	218	7,275
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	129	11,478
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,299	48,414
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,933	148,841
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	158	76,758
Broadridge Financial Solutions, Inc. (IT Services)	60	8,553
Brown & Brown, Inc. (Insurance)	66	3,850
Brown-Forman Corp.—Class B (Beverages)	166	11,647
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	116	11,759
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	70	2,681
Campbell Soup Co. (Food Products)	184	8,841
Capital One Financial Corp. (Consumer Finance)	186	19,379
Cardinal Health, Inc. (Health Care Providers & Services)	248	12,963
CarMax, Inc.* (Specialty Retail)	69	6,243
Carnival Corp.*—Class A (Hotels, Restaurants & Leisure)	737	6,375
Carrier Global Corp. (Building Products)	770	27,458
Catalent, Inc.* (Pharmaceuticals)	65	6,974
Caterpillar, Inc. (Machinery)	485	86,700
Cboe Global Markets, Inc. (Capital Markets)	41	4,641
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	148	10,894
CDW Corp. (Electronic Equipment, Instruments & Components)	49	7,720
Celanese Corp. (Chemicals)	57	6,704
Centene Corp.* (Health Care Providers & Services)	532	45,013
CenterPoint Energy, Inc. (Multi-Utilities)	572	16,920
Ceridian HCM Holding, Inc.* (Software)	74	3,484
CF Industries Holdings, Inc. (Chemicals)	76	6,515
Charter Communications, Inc.*—Class A (Media)	105	49,196
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,784	258,288
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	9	11,765
Chubb, Ltd. (Insurance)	385	75,684
Church & Dwight Co., Inc. (Household Products)	220	20,385
Cigna Corp. (Health Care Providers & Services)	288	75,894
Cincinnati Financial Corp. (Insurance)	72	8,567
Cintas Corp. (Commercial Services & Supplies)	43	16,062
Cisco Systems, Inc. (Communications Equipment)	2,074	88,435
Citigroup, Inc. (Banks)	1,765	81,172
Citizens Financial Group, Inc. (Banks)	446	15,918
Citrix Systems, Inc. (Software)	113	10,980
CME Group, Inc. (Capital Markets)	326	66,731
CMS Energy Corp. (Multi-Utilities)	264	17,820
Cognizant Technology Solutions Corp.—Class A (IT Services)	475	32,058
Colgate-Palmolive Co. (Household Products)	762	61,067
Comcast Corp.—Class A (Media)	4,057	159,197
Comerica, Inc. (Banks)	66	4,843
Conagra Brands, Inc. (Food Products)	436	14,929
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,173	105,347
Consolidated Edison, Inc. (Multi-Utilities)	322	30,622
Constellation Brands, Inc.—Class A (Beverages)	148	34,493
Constellation Energy Corp. (Electric Utilities)	297	17,006
Copart, Inc.* (Commercial Services & Supplies)	63	6,846
Corning, Inc. (Electronic Equipment, Instruments & Components)	689	21,710
Corteva, Inc. (Chemicals)	657	35,570
Costco Wholesale Corp. (Food & Staples Retailing)	197	94,418
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	731	18,852
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	216	36,370
CSX Corp. (Road & Rail)	1,976	57,423
Cummins, Inc. (Machinery)	128	24,772
CVS Health Corp. (Health Care Providers & Services)	1,190	110,265
D.R. Horton, Inc. (Household Durables)	136	9,002
Danaher Corp. (Health Care Equipment & Supplies)	188	47,662
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	113	12,783
DaVita, Inc.* (Health Care Providers & Services)	56	4,478
Deere & Co. (Machinery)	136	40,728
Delta Air Lines, Inc.* (Airlines)	582	16,860
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	196	7,003
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	258	33,496
DISH Network Corp.*—Class A (Media)	228	4,088
Dollar General Corp. (Multiline Retail)	209	51,298
Dollar Tree, Inc.* (Multiline Retail)	204	31,793
Dominion Energy, Inc. (Multi-Utilities)	736	58,740
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	11	4,287
Dover Corp. (Machinery)	72	8,735
Dow, Inc. (Chemicals)	661	34,114
DTE Energy Co. (Multi-Utilities)	176	22,308
Duke Energy Corp. (Electric Utilities)	700	75,047
Duke Realty Corp. (Equity Real Estate Investment Trusts)	122	6,704
DuPont de Nemours, Inc. (Chemicals)	462	25,678
DXC Technology Co.* (IT Services)	222	6,729
Eastman Chemical Co. (Chemicals)	117	10,503
Eaton Corp. PLC (Electrical Equipment)	362	45,608
eBay, Inc. (Internet & Direct Marketing Retail)	117	4,875
Ecolab, Inc. (Chemicals)	226	34,750
Edison International (Electric Utilities)	345	21,818
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	210	19,969
Electronic Arts, Inc. (Entertainment)	255	31,021
Emerson Electric Co. (Electrical Equipment)	539	42,872
Entergy Corp. (Electric Utilities)	185	20,838
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	288	31,807

See accompanying notes to financial statements.

124 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares		Value
Equinix, Inc. (Equity Real Estate Investment Trusts)	44		$28,909
Equity Residential (Equity Real Estate Investment Trusts)	311		22,460
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	33		8,630
Everest Re Group, Ltd. (Insurance)	35		9,810
Evergy, Inc. (Electric Utilities)	209		13,637
Eversource Energy (Electric Utilities)	312		26,355
Exelon Corp. (Electric Utilities)	891		40,380
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	137		12,992
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,826		327,658
F5, Inc.* (Communications Equipment)	26		3,979
FactSet Research Systems, Inc. (Capital Markets)	14		5,384
Fastenal Co. (Trading Companies & Distributors)	273		13,628
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	37		3,542
FedEx Corp. (Air Freight & Logistics)	216		48,969
Fidelity National Information Services, Inc. (IT Services)	554		50,785
Fifth Third Bancorp (Banks)	623		20,933
First Horizon Corp. (Banks)	—	(a)	10
FirstEnergy Corp. (Electric Utilities)	518		19,886
Fiserv, Inc.* (IT Services)	528		46,976
FleetCor Technologies, Inc.* (IT Services)	71		14,918
FMC Corp. (Chemicals)	114		12,199
Ford Motor Co. (Automobiles)	3,588		39,934
Fortive Corp. (Machinery)	326		17,728
Fortune Brands Home & Security, Inc. (Building Products)	66		3,952
Fox Corp.—Class A (Media)	283		9,101
Fox Corp.—Class B (Media)	131		3,891
Franklin Resources, Inc. (Capital Markets)	139		3,240
Freeport-McMoRan, Inc. (Metals & Mining)	737		21,565
Garmin, Ltd. (Household Durables)	68		6,681
General Dynamics Corp. (Aerospace & Defense)	210		46,463
General Electric Co. (Industrial Conglomerates)	998		63,543
General Mills, Inc. (Food Products)	547		41,271
General Motors Co.* (Automobiles)	1,325		42,082
Genuine Parts Co. (Distributors)	128		17,024
Gilead Sciences, Inc. (Biotechnology)	1,138		70,340
Global Payments, Inc. (IT Services)	255		28,213
Globe Life, Inc. (Insurance)	82		7,993
Halliburton Co. (Energy Equipment & Services)	819		25,684
Hartford Financial Services Group, Inc. (Insurance)	299		19,564
Hasbro, Inc. (Leisure Products)	119		9,744
HCA Healthcare, Inc. (Health Care Providers & Services)	87		14,621
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	491		12,722
Henry Schein, Inc.* (Health Care Providers & Services)	125		9,593
Hess Corp. (Oil, Gas & Consumable Fuels)	73		7,734
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,179		15,634
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	149		16,605
Hologic, Inc.* (Health Care Equipment & Supplies)	60		4,158
Honeywell International, Inc. (Industrial Conglomerates)	619		107,588
Hormel Foods Corp. (Food Products)	258		12,219
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	648		10,161
Howmet Aerospace, Inc. (Aerospace & Defense)	343		10,787
HP, Inc. (Technology Hardware, Storage & Peripherals)	478		15,668
Humana, Inc. (Health Care Providers & Services)	114		53,360
Huntington Bancshares, Inc. (Banks)	1,306		15,711
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	36		7,842
IDEX Corp. (Machinery)	41		7,447
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	24		8,418
Illinois Tool Works, Inc. (Machinery)	152		27,702
Illumina, Inc.* (Life Sciences Tools & Services)	73		13,458
Incyte Corp.* (Biotechnology)	98		7,445
Ingersoll Rand, Inc. (Machinery)	369		15,528
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,717		139,052
Intercontinental Exchange, Inc. (Capital Markets)	217		20,407
International Business Machines Corp. (IT Services)	818		115,493
International Flavors & Fragrances, Inc. (Chemicals)	231		27,517
International Paper Co. (Containers & Packaging)	337		14,097
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	101		20,272
Invesco, Ltd. (Capital Markets)	305		4,920
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	46		9,982
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	103		5,015
J.B. Hunt Transport Services, Inc. (Road & Rail)	31		4,882
Jack Henry & Associates, Inc. (IT Services)	67		12,061
Jacobs Engineering Group, Inc. (Professional Services)	66		8,391
Johnson & Johnson (Pharmaceuticals)	2,390		424,248
Johnson Controls International PLC (Building Products)	246		11,778
JPMorgan Chase & Co. (Banks)	1,440		162,158
Juniper Networks, Inc. (Communications Equipment)	294		8,379
Kellogg Co. (Food Products)	230		16,408
Keurig Dr Pepper, Inc. (Beverages)	509		18,014
KeyCorp (Banks)	846		14,577
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	42		5,790
Kimberly-Clark Corp. (Household Products)	306		41,356
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	561		11,091
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,769		29,648
L3Harris Technologies, Inc. (Aerospace & Defense)	102		24,653
Laboratory Corp. of America Holdings (Health Care Providers & Services)	40		9,374

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 125

Common Stocks, continued

	Shares	Value
Lamb Weston Holding, Inc. (Food Products)	131	$9,361
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	313	10,514
Leidos Holdings, Inc. (Professional Services)	124	12,488
Lennar Corp.—Class A (Household Durables)	235	16,584
Lincoln National Corp. (Insurance)	147	6,875
Linde PLC (Chemicals)	224	64,408
Live Nation Entertainment, Inc.* (Entertainment)	72	5,946
LKQ Corp. (Distributors)	135	6,627
Lockheed Martin Corp. (Aerospace & Defense)	216	92,871
Loews Corp. (Insurance)	177	10,489
Lumen Technologies, Inc. (Diversified Telecommunication Services)	844	9,208
LyondellBasell Industries N.V.—Class A (Chemicals)	235	20,553
M&T Bank Corp. (Banks)	164	26,140
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	642	14,432
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	492	40,447
MarketAxess Holdings, Inc. (Capital Markets)	17	4,352
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	249	33,909
Marsh & McLennan Cos., Inc. (Insurance)	179	27,790
Martin Marietta Materials, Inc. (Construction Materials)	24	7,182
Masco Corp. (Building Products)	111	5,617
Mastercard, Inc.—Class A (IT Services)	414	130,609
Match Group, Inc.* (Interactive Media & Services)	260	18,120
McCormick & Co., Inc. (Food Products)	227	18,898
McDonald’s Corp. (Hotels, Restaurants & Leisure)	368	90,851
McKesson Corp. (Health Care Providers & Services)	132	43,060
Medtronic PLC (Health Care Equipment & Supplies)	1,217	109,225
Merck & Co., Inc. (Pharmaceuticals)	2,295	209,235
MetLife, Inc. (Insurance)	628	39,432
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	7	8,041
MGM Resorts International (Hotels, Restaurants & Leisure)	321	9,293
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	263	15,275
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,014	56,054
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	40	6,987
Mohawk Industries, Inc.* (Household Durables)	46	5,708
Molina Healthcare, Inc.* (Health Care Providers & Services)	27	7,549
Molson Coors Beverage Co.—Class B (Beverages)	171	9,321
Mondelez International, Inc.—Class A (Food Products)	1,256	77,985
Monster Beverage Corp.* (Beverages)	165	15,296
Moody’s Corp. (Capital Markets)	49	13,327
Morgan Stanley (Capital Markets)	648	49,287
Motorola Solutions, Inc. (Communications Equipment)	63	13,205
Nasdaq, Inc. (Capital Markets)	22	3,356
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	59	3,849
Newell Brands, Inc. (Household Durables)	156	2,970
Newmont Corp. (Metals & Mining)	721	43,021
News Corp.—Class A (Media)	353	5,500
News Corp.—Class B (Media)	109	1,732
NextEra Energy, Inc. (Electric Utilities)	1,783	138,112
Nielsen Holdings PLC (Professional Services)	325	7,547
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	531	54,268
NiSource, Inc. (Multi-Utilities)	368	10,852
Nordson Corp. (Machinery)	19	3,846
Norfolk Southern Corp. (Road & Rail)	216	49,095
Northern Trust Corp. (Capital Markets)	189	18,235
Northrop Grumman Corp. (Aerospace & Defense)	132	63,171
NortonLifelock, Inc. (Software)	527	11,573
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	380	4,226
Nucor Corp. (Metals & Mining)	111	11,590
NVR, Inc.* (Household Durables)	1	4,004
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	89	13,175
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	477	28,086
Omnicom Group, Inc. (Media)	187	11,895
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	95	4,779
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	231	12,821
Organon & Co. (Pharmaceuticals)	231	7,796
Otis Worldwide Corp. (Machinery)	230	16,254
PACCAR, Inc. (Machinery)	316	26,019
Packaging Corp. of America (Containers & Packaging)	86	11,825
Paramount Global—Class B (Media)	552	13,623
Parker-Hannifin Corp. (Machinery)	117	28,788
Paychex, Inc. (IT Services)	137	15,600
Paycom Software, Inc.* (Software)	11	3,081
PayPal Holdings, Inc.* (IT Services)	483	33,733
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	149	4,533
Pentair PLC (Machinery)	64	2,929
PepsiCo, Inc. (Beverages)	729	121,495
Pfizer, Inc. (Pharmaceuticals)	2,342	122,791
Philip Morris International, Inc. (Tobacco)	1,408	139,026
Phillips 66 (Oil, Gas & Consumable Fuels)	436	35,748
Pinnacle West Capital Corp. (Electric Utilities)	102	7,458
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	90	20,077
PPG Industries, Inc. (Chemicals)	215	24,583
PPL Corp. (Electric Utilities)	669	18,150
Principal Financial Group, Inc. (Insurance)	214	14,293
Prologis, Inc. (Equity Real Estate Investment Trusts)	262	30,824
Prudential Financial, Inc. (Insurance)	340	32,531
PTC, Inc.* (Software)	47	4,998
Public Service Enterprise Group, Inc. (Multi-Utilities)	452	28,603
Public Storage (Equity Real Estate Investment Trusts)	58	18,135

See accompanying notes to financial statements.

126 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
PulteGroup, Inc. (Household Durables)	216	$8,560
PVH Corp. (Textiles, Apparel & Luxury Goods)	62	3,528
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	49	4,622
Quanta Services, Inc. (Construction & Engineering)	61	7,646
Quest Diagnostics, Inc. (Health Care Providers & Services)	58	7,713
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	42	3,765
Raymond James Financial, Inc. (Capital Markets)	73	6,527
Raytheon Technologies Corp. (Aerospace & Defense)	1,350	129,749
Realty Income Corp. (Equity Real Estate Investment Trusts)	547	37,338
Regency Centers Corp. (Equity Real Estate Investment Trusts)	141	8,363
Regions Financial Corp. (Banks)	465	8,719
Republic Services, Inc. (Commercial Services & Supplies)	106	13,872
ResMed, Inc. (Health Care Equipment & Supplies)	57	11,949
Robert Half International, Inc. (Professional Services)	32	2,396
Rockwell Automation, Inc. (Electrical Equipment)	50	9,966
Rollins, Inc. (Commercial Services & Supplies)	116	4,051
Roper Technologies, Inc. (Industrial Conglomerates)	96	37,886
Ross Stores, Inc. (Specialty Retail)	319	22,403
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	205	7,157
S&P Global, Inc. (Capital Markets)	123	41,458
Salesforce, Inc.* (Software)	352	58,093
SBA Communications Corp. (Equity Real Estate Investment Trusts)	43	13,762
Schlumberger, Ltd. (Energy Equipment & Services)	1,283	45,880
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	49	3,501
Sealed Air Corp. (Containers & Packaging)	60	3,463
Sempra Energy (Multi-Utilities)	286	42,977
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	119	11,295
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	77	7,133
Snap-on, Inc. (Machinery)	48	9,457
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	13	3,558
Southwest Airlines Co.* (Airlines)	539	19,468
Stanley Black & Decker, Inc. (Machinery)	137	14,366
Starbucks Corp. (Hotels, Restaurants & Leisure)	510	38,958
State Street Corp. (Capital Markets)	333	20,529
STERIS PLC (Health Care Equipment & Supplies)	52	10,720
Stryker Corp. (Health Care Equipment & Supplies)	181	36,006
Synchrony Financial (Consumer Finance)	196	5,414
Synopsys, Inc.* (Software)	45	13,667
Sysco Corp. (Food & Staples Retailing)	462	39,136
T. Rowe Price Group, Inc. (Capital Markets)	63	7,157
Take-Two Interactive Software, Inc.* (Entertainment)	55	6,739
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	229	6,989
Target Corp. (Multiline Retail)	189	26,692
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	293	33,154
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	43	16,130
Teleflex, Inc. (Health Care Equipment & Supplies)	43	10,572
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	427	65,609
Textron, Inc. (Aerospace & Defense)	196	11,970
The AES Corp. (Independent Power and Renewable Electricity Producers)	607	12,753
The Allstate Corp. (Insurance)	249	31,556
The Bank of New York Mellon Corp. (Capital Markets)	676	28,196
The Boeing Co.* (Aerospace & Defense)	505	69,044
The Charles Schwab Corp. (Capital Markets)	437	27,610
The Clorox Co. (Household Products)	111	15,649
The Coca-Cola Co. (Beverages)	3,544	222,952
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	44	13,777
The Estee Lauder Co., Inc. (Personal Products)	87	22,156
The Hershey Co. (Food Products)	73	15,707
The Home Depot, Inc. (Specialty Retail)	225	61,711
The Interpublic Group of Cos., Inc. (Media)	357	9,828
The JM Smucker Co.—Class A (Food Products)	99	12,673
The Kraft Heinz Co. (Food Products)	646	24,638
The Kroger Co. (Food & Staples Retailing)	596	28,209
The Mosaic Co. (Chemicals)	329	15,539
The PNC Financial Services Group, Inc. (Banks)	375	59,164
The Procter & Gamble Co. (Household Products)	2,177	313,030
The Progressive Corp. (Insurance)	532	61,856
The Sherwin-Williams Co. (Chemicals)	102	22,839
The Southern Co. (Electric Utilities)	964	68,743
The TJX Cos., Inc. (Specialty Retail)	1,065	59,480
The Travelers Cos., Inc. (Insurance)	217	36,701
The Walt Disney Co.* (Entertainment)	1,654	156,137
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,107	34,549
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	535	71,979
Trane Technologies PLC (Building Products)	213	27,662
TransDigm Group, Inc.* (Aerospace & Defense)	26	13,953
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	100	5,823
Truist Financial Corp. (Banks)	1,209	57,343
Twitter, Inc.* (Interactive Media & Services)	360	13,460
Tyler Technologies, Inc.* (Software)	14	4,655
Tyson Foods, Inc.—Class A (Food Products)	264	22,720
U.S. Bancorp (Banks)	1,228	56,513
UDR, Inc. (Equity Real Estate Investment Trusts)	123	5,663
Ulta Beauty, Inc.* (Specialty Retail)	20	7,710
Union Pacific Corp. (Road & Rail)	336	71,661
United Airlines Holdings , Inc.* (Airlines)	297	10,520
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	381	69,548

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 127

Common Stocks, continued

	Shares	Value
United Rentals, Inc.* (Trading Companies & Distributors)	26	$6,316
UnitedHealth Group, Inc. (Health Care Providers & Services)	495	254,247
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	61	6,143
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	370	39,324
Ventas, Inc. (Equity Real Estate Investment Trusts)	362	18,618
VeriSign, Inc.* (IT Services)	45	7,530
Verisk Analytics, Inc. (Professional Services)	71	12,289
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,812	193,458
Vertex Pharmaceuticals, Inc.* (Biotechnology)	93	26,206
VF Corp. (Textiles, Apparel & Luxury Goods)	294	12,986
Viatris, Inc. (Pharmaceuticals)	1,102	11,538
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	875	26,066
Visa, Inc.—Class A (IT Services)	850	167,358
Vornado Realty Trust (Equity Real Estate Investment Trusts)	145	4,146
Vulcan Materials Co. (Construction Materials)	63	8,952
W.R. Berkley Corp. (Insurance)	190	12,969
W.W. Grainger, Inc. (Trading Companies & Distributors)	38	17,268
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	652	24,711
Walmart, Inc. (Food & Staples Retailing)	1,275	155,014
Warner Bros Discovery, Inc.* (Entertainment)	2,007	26,934
Waste Management, Inc. (Commercial Services & Supplies)	170	26,006
Waters Corp.* (Life Sciences Tools & Services)	14	4,634
WEC Energy Group, Inc. (Multi-Utilities)	287	28,884
Wells Fargo & Co. (Banks)	3,444	134,901
Welltower, Inc. (Equity Real Estate Investment Trusts)	413	34,011
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	284	12,732
Westinghouse Air Brake Technologies Corp. (Machinery)	166	13,625
WestRock Co. (Containers & Packaging)	233	9,283
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	391	12,950
Whirlpool Corp. (Household Durables)	50	7,744
Willis Towers Watson PLC (Insurance)	101	19,936
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	96	5,470
Xcel Energy, Inc. (Electric Utilities)	495	35,026
Xylem, Inc. (Machinery)	97	7,583
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	137	15,551
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	13	3,821
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	190	19,961
Zions Bancorp (Banks)	72	3,665
Zoetis, Inc. (Pharmaceuticals)	145	24,924
TOTAL COMMON STOCKS (Cost $10,677,991)		15,092,688

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $30,001	$30,000	$30,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,000)		30,000
TOTAL INVESTMENT SECURITIES (Cost $10,707,991)—100.1%		15,122,688
Net other assets (liabilities)—(0.1)%		(12,014)
NET ASSETS—100.0%		$15,110,674

*	Non-income producing security.
(a)	Number of shares is less than 0.50.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

128 :: ProFund VP Large-Cap Value :: Financial Statements

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$470,503	3.1%
Air Freight & Logistics	130,276	0.9%
Airlines	58,923	0.4%
Auto Components	20,101	0.1%
Automobiles	82,016	0.5%
Banks	773,928	5.1%
Beverages	433,218	2.9%
Biotechnology	313,975	2.1%
Building Products	87,580	0.6%
Capital Markets	372,759	2.5%
Chemicals	396,913	2.7%
Commercial Services & Supplies	66,837	0.4%
Communications Equipment	113,998	0.8%
Construction & Engineering	7,646	0.1%
Construction Materials	16,134	0.1%
Consumer Finance	67,765	0.4%
Containers & Packaging	81,474	0.5%
Distributors	23,651	0.2%
Diversified Financial Services	448,299	3.0%
Diversified Telecommunication Services	338,969	2.2%
Electric Utilities	560,527	3.7%
Electrical Equipment	121,523	0.8%
Electronic Equipment, Instruments & Components	110,629	0.7%
Energy Equipment & Services	96,075	0.6%
Entertainment	281,980	1.9%
Equity Real Estate Investment Trusts	505,341	3.3%
Food & Staples Retailing	341,488	2.3%
Food Products	315,304	2.1%
Gas Utilities	14,125	0.1%
Health Care Equipment & Supplies	547,035	3.6%
Health Care Providers & Services	778,716	5.2%
Hotels, Restaurants & Leisure	350,913	2.4%
Household Durables	61,253	0.4%
Household Products	451,487	2.9%
Independent Power and Renewable Electricity Producers	12,753	0.1%
Industrial Conglomerates	275,922	1.8%
Insurance	532,877	3.5%
Interactive Media & Services	31,580	0.2%
Internet & Direct Marketing Retail	4,875	NM
IT Services	783,167	5.2%
Leisure Products	9,744	0.1%
Life Sciences Tools & Services	53,516	0.4%
Machinery	352,207	2.3%
Media	268,051	1.8%
Metals & Mining	76,176	0.5%
Multiline Retail	109,783	0.7%
Multi-Utilities	278,870	1.8%
Oil, Gas & Consumable Fuels	1,009,669	6.7%
Personal Products	22,156	0.1%
Pharmaceuticals	956,347	6.3%
Professional Services	43,111	0.3%
Real Estate Management & Development	10,894	0.1%
Road & Rail	183,061	1.2%
Semiconductors & Semiconductor Equipment	455,408	3.0%
Software	130,091	0.9%
Specialty Retail	176,673	1.2%
Technology Hardware, Storage & Peripherals	51,384	0.3%
Textiles, Apparel & Luxury Goods	81,536	0.5%
Tobacco	207,738	1.4%
Trading Companies & Distributors	37,212	0.2%
Water Utilities	24,547	0.2%
Wireless Telecommunication Services	71,979	0.5%
Other**	17,986	0.1%
Total	$15,110,674	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 129

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$10,707,991
Securities, at value	15,092,688
Repurchase agreements, at value	30,000
Total Investment Securities, at value	15,122,688
Cash	705
Dividends and interest receivable	18,991
Receivable for capital shares issued	4,528
Prepaid expenses	934
TOTAL ASSETS	15,147,846

LIABILITIES:
Payable for capital shares redeemed	1,493
Advisory fees payable	8,770
Management services fees payable	1,169
Administration fees payable	1,278
Administrative services fees payable	5,576
Distribution fees payable	6,308
Trustee fees payable	5
Transfer agency fees payable	2,322
Fund accounting fees payable	841
Compliance services fees payable	101
Other accrued expenses	9,309
TOTAL LIABILITIES	37,172
NET ASSETS	$15,110,674

NET ASSETS CONSIST OF:
Capital	$13,104,892
Total distributable earnings (loss)	2,005,782
NET ASSETS	$15,110,674
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	355,347
Net Asset Value (offering and redemption price per share)	$42.52

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$196,353
Interest	43
Foreign tax withholding	(33)
Net income from securities lending	2
TOTAL INVESTMENT INCOME	196,365

EXPENSES:
Advisory fees	68,237
Management services fees	9,098
Administration fees	7,847
Transfer agency fees	6,906
Administrative services fees	24,027
Distribution fees	22,746
Custody fees	1,839
Fund accounting fees	5,244
Trustee fees	243
Compliance services fees	55
Other fees	9,087
Total Gross Expenses before reductions	155,329
Expenses reduced and reimbursed by the Advisor	(2,478)
TOTAL NET EXPENSES	152,851
NET INVESTMENT INCOME (LOSS)	43,514

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(440,511)
Change in net unrealized appreciation/depreciation on investment securities	(1,898,902)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,339,413)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,295,899)

See accompanying notes to financial statements.

130 :: ProFund VP Large-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$43,514	$75,152
Net realized gains (losses) on investments	(440,511)	1,472,035
Change in net unrealized appreciation/depreciation on investments	(1,898,902)	1,709,206
Change in net assets resulting from operations	(2,295,899)	3,256,393

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(273,776)	(149,393)
Change in net assets resulting from distributions	(273,776)	(149,393)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,585,007	12,214,725
Distributions reinvested	273,776	149,393
Value of shares redeemed	(25,055,477)	(12,200,852)
Change in net assets resulting from capital transactions	(196,694)	163,266
Change in net assets	(2,766,369)	3,270,266

NET ASSETS:
Beginning of period	17,877,043	14,606,777
End of period	$15,110,674	$17,877,043

SHARE TRANSACTIONS:
Issued	511,503	264,757
Reinvested	6,064	3,267
Redeemed	(524,687)	(266,202)
Change in shares	(7,120)	1,822

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Value :: 131

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$49.32	$40.50	$47.60	$41.32	$46.62	$41.52

Investment Activities:
Net investment income (loss)(a)	0.11	0.22	0.43	0.37	0.38	0.35
Net realized and unrealized gains (losses) on investments	(6.06)	9.03	(1.06)	11.15	(5.29)	5.21
Total income (loss) from investment activities	(5.95)	9.25	(0.63)	11.52	(4.91)	5.56

Distributions to Shareholders From:
Net investment income	(0.23)	(0.43)	(0.50)	(0.46)	(0.39)	(0.46)
Net realized gains on investments	(0.62)	—	(5.97)	(4.78)	—	—
Total distributions	(0.85)	(0.43)	(6.47)	(5.24)	(0.39)	(0.46)

Net Asset Value, End of Period	$42.52	$49.32	$40.50	$47.60	$41.32	$46.62

Total Return(b)(c)	(12.17)%	22.93%	(0.06)%	29.77%	(10.63)%	13.43%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.71%	1.70%	1.77%	1.74%	1.70%	1.68%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)(d)	0.48%	0.48%	1.05%	0.81%	0.84%	0.81%

Supplemental Data:
Net assets, end of period (000’s)	$15,111	$17,877	$14,607	$22,202	$15,394	$20,450
Portfolio turnover rate(b)(e)	117%	79%	97%	110%	116%	72%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

132 :: ProFund VP Mid-Cap :: Financial Statements

Investment Objective: The ProFund VP Mid-Cap seeks investment results that before fees and expenses, correspond to the performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® Index – Composition

% of Index
Industrials	18%
Financials	15%
Consumer Discretionary	14%
Information Technology	13%
Health Care	10%
Real Estate	9%
Materials	7%
Utilities	4%
Consumer Staples	4%
Energy	4%
Communication Services	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (103.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $10,832,413	$10,832,000	$10,832,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,832,000)		10,832,000
TOTAL INVESTMENT SECURITIES (Cost $10,832,000)—103.4%		10,832,000
Net other assets (liabilities)—(3.4)%		(357,470)
NET ASSETS—100.0%		$10,474,530

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $1,695,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/27/22	2.08%	$3,993,186	$(127,592)
S&P MidCap 400	UBS AG	7/27/22	1.93%	6,457,119	(206,048)
				$10,450,305	$(333,640)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 133

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$10,832,000
Repurchase agreements, at value	10,832,000
Total Investment Securities, at value	10,832,000
Cash	671
Segregated cash balances for swap agreements with custodian	35
Interest receivable	413
Receivable for capital shares issued	7,964
Prepaid expenses	719
TOTAL ASSETS	10,841,802

LIABILITIES:
Payable for capital shares redeemed	814
Unrealized depreciation on swap agreements	333,640
Advisory fees payable	7,046
Management services fees payable	939
Administration fees payable	978
Administrative services fees payable	7,731
Distribution fees payable	7,798
Trustee fees payable	4
Transfer agency fees payable	1,764
Fund accounting fees payable	541
Compliance services fees payable	83
Other accrued expenses	5,934
TOTAL LIABILITIES	367,272
NET ASSETS	$10,474,530

NET ASSETS CONSIST OF:
Capital	$13,636,479
Total distributable earnings (loss)	(3,161,949)
NET ASSETS	$10,474,530
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	763,389
Net Asset Value (offering and redemption price per share)	$13.72

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$20,679

EXPENSES:
Advisory fees	49,933
Management services fees	6,658
Administration fees	5,623
Transfer agency fees	4,878
Administrative services fees	16,463
Distribution fees	16,644
Custody fees	888
Fund accounting fees	3,154
Trustee fees	168
Compliance services fees	34
Other fees	6,275
Total Gross Expenses before reductions	110,718
Expenses reduced and reimbursed by the Advisor	(18)
TOTAL NET EXPENSES	110,700
NET INVESTMENT INCOME (LOSS)	(90,021)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(123,511)
Net realized gains (losses) on swap agreements	(2,302,063)
Change in net unrealized appreciation/depreciation on futures contracts	(107,578)
Change in net unrealized appreciation/depreciation on swap agreements	(371,395)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,904,547)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,994,568)

See accompanying notes to financial statements.

134 :: ProFund VP Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(90,021)	$(266,582)
Net realized gains (losses) on investments	(2,425,574)	2,818,803
Change in net unrealized appreciation/depreciation on investments	(478,973)	139,169
Change in net assets resulting from operations	(2,994,568)	2,691,390

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,431,456)	(607,067)
Change in net assets resulting from distributions	(2,431,456)	(607,067)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,645,973	29,302,491
Distributions reinvested	2,431,456	607,067
Value of shares redeemed	(5,027,256)	(26,874,287)
Change in net assets resulting from capital transactions	50,173	3,035,271
Change in net assets	(5,375,851)	5,119,594

NET ASSETS:
Beginning of period	15,850,381	10,730,787
End of period	$10,474,530	$15,850,381

SHARE TRANSACTIONS:
Issued	135,822	1,429,285
Reinvested	162,857	30,429
Redeemed	(273,648)	(1,312,571)
Change in shares	25,031	147,143

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap :: 135

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$21.47	$18.15	$23.89		$19.37	$29.47		$34.24

Investment Activities:
Net investment income (loss)(a)	(0.13)	(0.33)	(0.26)		0.11	0.02		(0.33)
Net realized and unrealized gains (losses) on investments	(3.97)	4.31	1.63		4.44	(2.56)		4.53
Total income (loss) from investment activities	(4.10)	3.98	1.37		4.55	(2.54)		4.20

Distributions to Shareholders From:
Net investment income	—	—	(0.22)		(0.03)	—		—
Net realized gains on investments	(3.65)	(0.66)	(6.89)		—	(7.56)		(8.97)
Total distributions	(3.65)	(0.66)	(7.11)		(0.03)	(7.56)		(8.97)

Net Asset Value, End of Period	$13.72	$21.47	$18.15		$23.89	$19.37		$29.47

Total Return(b)(c)	(20.48)%	22.21%	10.76%		23.53%	(12.86	)%(d)	13.43%

Ratios to Average Net Assets:
Gross expenses(c)(e)	1.67%	1.61%	1.70%		1.64%	1.52%		1.66%
Net expenses(c)(e)	1.67%	1.61%	1.70	%(f)	1.64%	1.49	%(d)	1.66%
Net investment income (loss)(c)(e)	(1.36)%	(1.61)%	(1.34)%		0.50%	0.08	%(d)	(0.96)%

Supplemental Data:
Net assets, end of period (000’s)	$10,475	$15,850	$10,731		$11,332	$21,039		$38,793
Portfolio turnover rate(g)	—	—	—		—	—		—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.52% and 0.05%, respectively, and the total return would have been (12.94)%.

(e)	Annualized for periods less than one year.

(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

136 :: ProFund VP Mid-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Mid-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P MidCap 400® Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Targa Resources Corp.	1.5%
Carlisle Cos., Inc.	1.4%
Steel Dynamics, Inc.	1.3%
Service Corp. International	1.2%
Darling Ingredients, Inc.	1.1%

S&P MidCap 400® Growth Index – Composition

% of Index
Industrials	18%
Information Technology	16%
Consumer Discretionary	15%
Health Care	14%
Financials	12%
Real Estate	8%
Materials	7%
Energy	5%
Communication Services	2%
Consumer Staples	2%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	724	$18,744
Acuity Brands, Inc. (Electrical Equipment)	466	71,783
Affiliated Managers Group, Inc. (Capital Markets)	521	60,748
Alcoa Corp. (Metals & Mining)	995	45,352
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,032	66,533
American Eagle Outfitters, Inc. (Specialty Retail)	868	9,704
American Financial Group, Inc. (Insurance)	420	58,300
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	552	9,356
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	4,375	39,594
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	993	41,309
AptarGroup, Inc. (Containers & Packaging)	408	42,110
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,425	50,174
ASGN, Inc.* (Professional Services)	687	62,002
Ashland Global Holdings, Inc. (Chemicals)	294	30,297
Aspen Technology, Inc.* (Software)	377	69,247
AutoNation, Inc.* (Specialty Retail)	226	25,258
Avient Corp. (Chemicals)	1,232	49,379
Avis Budget Group, Inc.* (Road & Rail)	462	67,951
Axon Enterprise, Inc.* (Aerospace & Defense)	959	89,350
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	1,009	72,748
Bank of Hawaii Corp. (Banks)	228	16,963
Bank OZK (Banks)	713	26,759
Blackbaud, Inc.* (Software)	398	23,112
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,078	53,631
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,218	44,826
Bruker Corp. (Life Sciences Tools & Services)	1,346	84,475
Brunswick Corp. (Leisure Products)	1,019	66,622
Builders FirstSource, Inc.* (Building Products)	2,329	125,067
Cable One, Inc. (Media)	38	48,994
Calix, Inc.* (Communications Equipment)	746	25,468
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,211	49,663
Carlisle Cos., Inc. (Industrial Conglomerates)	697	166,311
Cathay General Bancorp (Banks)	394	15,425
CDK Global, Inc. (Software)	739	40,475
ChampionX Corp. (Energy Equipment & Services)	1,285	25,507
Chart Industries, Inc.* (Machinery)	483	80,845
Chemed Corp. (Health Care Providers & Services)	115	53,981
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	302	33,712
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	463	88,679
Ciena Corp.* (Communications Equipment)	1,291	58,999
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	370	26,840
Clean Harbors, Inc.* (Commercial Services & Supplies)	398	34,893
Cleveland-Cliffs, Inc.* (Metals & Mining)	6,436	98,921
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	259	45,193
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,233	20,295
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,472	62,589

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 137

Common Stocks, continued

	Shares	Value
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	334	$88,918
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	238	17,036
Commerce Bancshares, Inc. (Banks)	739	48,515
CommVault Systems, Inc.* (Software)	390	24,531
Concentrix Corp. (IT Services)	579	78,536
Crane Holdings Co. (Machinery)	314	27,494
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	830	40,396
Cullen/Frost Bankers, Inc. (Banks)	431	50,190
Darling Ingredients, Inc.* (Food Products)	2,173	129,945
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	367	93,714
Dick’s Sporting Goods, Inc. (Specialty Retail)	781	58,864
Donaldson Co., Inc. (Machinery)	848	40,823
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,088	24,349
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	547	26,814
Dycom Industries, Inc.* (Construction & Engineering)	156	14,514
Eagle Materials, Inc. (Construction Materials)	532	58,488
East West Bancorp, Inc. (Banks)	1,914	124,028
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	563	86,888
Enovis Corp.* (Health Care Equipment & Supplies)	261	14,355
Envestnet, Inc.* (Software)	394	20,791
Esab Corp. (Machinery)	251	10,981
Essential Utilities, Inc. (Water Utilities)	1,951	89,454
Euronet Worldwide, Inc.* (IT Services)	232	23,337
Evercore Partners, Inc.—Class A (Capital Markets)	547	51,205
Exelixis, Inc.* (Biotechnology)	2,284	47,553
Fair Isaac Corp.* (Software)	203	81,383
Federated Hermes, Inc.—Class B (Capital Markets)	578	18,375
First American Financial Corp. (Insurance)	665	35,192
First Financial Bankshares, Inc. (Banks)	1,728	67,859
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,225	58,163
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	787	53,618
Five Below, Inc.* (Specialty Retail)	747	84,732
Fox Factory Holding Corp.* (Auto Components)	568	45,747
FTI Consulting, Inc.* (Professional Services)	466	84,276
GameStop Corp.*(a)—Class A (Specialty Retail)	834	101,998
Genpact, Ltd. (IT Services)	1,514	64,133
Gentex Corp. (Auto Components)	1,671	46,738
Glacier Bancorp, Inc. (Banks)	1,460	69,233
Globus Medical, Inc.* (Health Care Equipment & Supplies)	640	35,930
Graco, Inc. (Machinery)	1,366	81,154
GXO Logistics, Inc.* (Air Freight & Logistics)	1,368	59,193
H&R Block, Inc. (Diversified Consumer Services)	988	34,896
Halozyme Therapeutics, Inc.* (Biotechnology)	1,855	81,620
Hancock Whitney Corp. (Banks)	522	23,140
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	957	26,030
HealthEquity, Inc.* (Health Care Providers & Services)	760	46,656
Helen of Troy, Ltd.* (Household Durables)	321	52,134
Home BancShares, Inc. (Banks)	940	19,524
Hubbell, Inc. (Electrical Equipment)	390	69,646
IAA, Inc.* (Commercial Services & Supplies)	973	31,885
ICU Medical, Inc.* (Health Care Equipment & Supplies)	128	21,042
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	687	35,003
Inari Medical, Inc.* (Health Care Equipment & Supplies)	457	31,071
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,977	61,713
Ingevity Corp.* (Chemicals)	282	17,805
Insperity, Inc. (Professional Services)	480	47,918
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	491	26,529
Interactive Brokers Group, Inc. (Capital Markets)	729	40,102
Iridium Communications, Inc.* (Diversified Telecommunication Services)	912	34,255
ITT, Inc. (Machinery)	629	42,294
Jabil, Inc. (Electronic Equipment, Instruments & Components)	837	42,863
Janus Henderson Group PLC (Capital Markets)	1,037	24,380
Jefferies Financial Group, Inc. (Diversified Financial Services)	2,581	71,287
John Wiley & Sons, Inc.—Class A (Media)	292	13,946
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	322	56,305
KBR, Inc. (Professional Services)	1,221	59,084
Kinsale Capital Group, Inc. (Insurance)	291	66,826
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	773	68,001
Lancaster Colony Corp. (Food Products)	128	16,484
Landstar System, Inc. (Road & Rail)	326	47,407
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,851	89,773
Lennox International, Inc. (Building Products)	259	53,507
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,136	126,846
Lincoln Electric Holdings, Inc. (Machinery)	455	56,129
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	207	52,586
LivaNova PLC* (Health Care Equipment & Supplies)	433	27,050
Louisiana-Pacific Corp. (Paper & Forest Products)	1,106	57,965
Lumentum Holdings, Inc.* (Communications Equipment)	418	33,198
Manhattan Associates, Inc.* (Software)	849	97,296
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	251	29,166
Masimo Corp.* (Health Care Equipment & Supplies)	687	89,770
MasTec, Inc.* (Construction & Engineering)	393	28,162
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,494	69,605
Mattel, Inc.* (Leisure Products)	4,742	105,888

See accompanying notes to financial statements.

138 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
MAXIMUS, Inc. (IT Services)	826	$51,633
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	363	54,330
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	412	42,284
MSA Safety, Inc. (Commercial Services & Supplies)	251	30,389
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,964	59,293
National Fuel Gas Co. (Gas Utilities)	641	42,338
National Instruments Corp. (Electronic Equipment, Instruments & Components)	935	29,200
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,064	45,752
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,132	56,679
Navient Corp. (Consumer Finance)	1,993	27,882
Neogen Corp.* (Health Care Equipment & Supplies)	841	20,260
Neurocrine Biosciences, Inc.* (Biotechnology)	1,287	125,456
nVent Electric PLC (Electrical Equipment)	1,319	41,324
OGE Energy Corp. (Electric Utilities)	995	38,367
Olin Corp. (Chemicals)	1,867	86,405
Option Care Health, Inc.* (Health Care Providers & Services)	1,865	51,828
PacWest Bancorp (Banks)	1,579	42,096
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	431	35,997
Paylocity Holding Corp.* (Software)	535	93,315
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	1,285	79,169
Penumbra, Inc.* (Health Care Equipment & Supplies)	477	59,396
Pinnacle Financial Partners, Inc. (Banks)	1,029	74,407
Polaris, Inc. (Leisure Products)	324	32,167
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	410	18,118
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	784	58,808
Primerica, Inc. (Insurance)	321	38,420
Progyny, Inc.* (Health Care Providers & Services)	589	17,110
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	171	32,003
Qualys, Inc.* (Software)	450	56,763
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	674	65,499
R1 RCM, Inc.* (Health Care Providers & Services)	1,048	21,966
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	2,405	59,524
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,181	44,146
Regal Rexnord Corp. (Electrical Equipment)	379	43,024
Repligen Corp.* (Life Sciences Tools & Services)	693	112,544
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	2,219	127,792
RH* (Specialty Retail)	237	50,306
RLI Corp. (Insurance)	322	37,542
Royal Gold, Inc. (Metals & Mining)	531	56,700
RPM International, Inc. (Chemicals)	888	69,903
Sabre Corp.* (IT Services)	2,105	12,272
Saia, Inc.* (Road & Rail)	355	66,740
Sailpoint Technologies Holding, Inc.* (Software)	1,269	79,541
Sanderson Farms, Inc. (Food Products)	134	28,881
Scientific Games Corp. A* (Hotels, Restaurants & Leisure)	1,289	60,570
SEI Investments Co. (Capital Markets)	829	44,783
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	564	31,003
Sensient Technologies Corp. (Chemicals)	322	25,940
Service Corp. International (Diversified Consumer Services)	2,138	147,779
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	482	92,143
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	494	69,269
Simpson Manufacturing Co., Inc. (Building Products)	582	58,555
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	210	34,236
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	511	11,089
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	852	30,314
SLM Corp. (Consumer Finance)	3,622	57,735
Sotera Health Co.* (Life Sciences Tools & Services)	1,011	19,805
STAAR Surgical Co.* (Health Care Equipment & Supplies)	643	45,608
Steel Dynamics, Inc. (Metals & Mining)	2,415	159,753
Stifel Financial Corp. (Capital Markets)	1,436	80,444
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,121	17,723
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	534	63,039
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,381	98,990
Synovus Financial Corp. (Banks)	781	28,155
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	861	50,963
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	3,071	183,247
TEGNA, Inc. (Media)	1,309	27,450
Tempur Sealy International, Inc. (Household Durables)	2,359	50,412
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,449	76,160
Teradata Corp.* (IT Services)	1,407	52,073
Tetra Tech, Inc. (Commercial Services & Supplies)	723	98,725
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	552	40,406
The Boston Beer Co., Inc.*—Class A (Beverages)	76	23,026
The Middleby Corp.* (Machinery)	469	58,794
The New York Times Co.—Class A (Media)	1,300	36,270
The Scotts Miracle-Gro Co.—Class A (Chemicals)	546	43,129
The Toro Co. (Machinery)	1,408	106,712

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 139

Common Stocks, continued

	Shares	Value
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,153	$21,769
TopBuild Corp.* (Household Durables)	442	73,884
Trex Co., Inc.* (Building Products)	1,526	83,045
TripAdvisor, Inc.* (Interactive Media & Services)	566	10,075
UMB Financial Corp. (Banks)	580	49,938
Umpqua Holdings Corp. (Banks)	1,081	18,128
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,089	9,071
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	1,170	8,869
United Therapeutics Corp.* (Biotechnology)	293	69,043
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	585	59,167
Valmont Industries, Inc. (Construction & Engineering)	287	64,469
Valvoline, Inc. (Chemicals)	2,400	69,192
Vicor Corp.* (Electrical Equipment)	292	15,981
Victoria’s Secret & Co.* (Specialty Retail)	446	12,475
Watsco, Inc. (Trading Companies & Distributors)	295	70,452
Watts Water Technologies, Inc.—Class A (Machinery)	370	45,451
Webster Financial Corp. (Banks)	982	41,391
WEX, Inc.* (IT Services)	261	40,601
Williams-Sonoma, Inc. (Specialty Retail)	943	104,625
Wingstop, Inc. (Hotels, Restaurants & Leisure)	403	30,132
Wintrust Financial Corp. (Banks)	406	32,541
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	915	58,057
World Wrestling Entertainment, Inc.—Class A (Entertainment)	362	22,621
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	807	53,036
YETI Holdings, Inc.* (Leisure Products)	1,158	50,107
Ziff Davis, Inc.* (Interactive Media & Services)	638	47,550
TOTAL COMMON STOCKS (Cost $10,452,591)		12,307,953

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $19,001	$19,000	$19,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,000)		19,000

Collateral for Securities Loaned(c) (0.8%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 1.42%(d)	104,542	$104,542
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $104,542)		104,542
TOTAL INVESTMENT SECURITIES (Cost $10,576,133)—100.9%		12,431,495
Net other assets (liabilities)—(0.9)%		(112,551)
NET ASSETS—100.0%		$12,318,944

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $101,876.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2022.

(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2022.

See accompanying notes to financial statements.

140 :: ProFund VP Mid-Cap Growth :: Financial Statements

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$89,350	0.7%
Air Freight & Logistics	59,193	0.5%
Auto Components	92,485	0.8%
Banks	748,292	6.1%
Beverages	23,026	0.2%
Biotechnology	373,846	3.0%
Building Products	320,174	2.5%
Capital Markets	320,037	2.6%
Chemicals	392,050	3.2%
Commercial Services & Supplies	195,892	1.6%
Communications Equipment	117,665	1.0%
Construction & Engineering	107,145	0.9%
Construction Materials	58,488	0.5%
Consumer Finance	85,617	0.7%
Containers & Packaging	42,110	0.3%
Diversified Consumer Services	182,675	1.5%
Diversified Financial Services	71,287	0.6%
Diversified Telecommunication Services	34,255	0.3%
Electric Utilities	38,367	0.3%
Electrical Equipment	241,758	2.0%
Electronic Equipment, Instruments & Components	311,159	2.5%
Energy Equipment & Services	25,507	0.2%
Entertainment	22,621	0.2%
Equity Real Estate Investment Trusts	929,148	7.5%
Food Products	175,310	1.4%
Gas Utilities	42,338	0.3%
Health Care Equipment & Supplies	579,616	4.7%
Health Care Providers & Services	267,701	2.2%
Hotels, Restaurants & Leisure	458,187	3.7%
Household Durables	176,430	1.4%
Industrial Conglomerates	166,311	1.4%
Insurance	236,280	1.9%
Interactive Media & Services	57,625	0.5%
IT Services	322,585	2.6%
Leisure Products	254,784	2.1%
Life Sciences Tools & Services	370,144	3.0%
Machinery	550,677	4.4%
Media	126,660	1.0%
Metals & Mining	360,726	2.9%
Oil, Gas & Consumable Fuels	537,541	4.4%
Paper & Forest Products	57,965	0.5%
Professional Services	253,280	2.0%
Real Estate Management & Development	56,305	0.5%
Road & Rail	182,098	1.5%
Semiconductors & Semiconductor Equipment	731,114	5.9%
Software	605,198	4.9%
Specialty Retail	447,962	3.6%
Textiles, Apparel & Luxury Goods	249,063	2.0%
Trading Companies & Distributors	70,452	0.6%
Water Utilities	89,454	0.8%
Other**	10,991	0.1%
Total	$12,318,944	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 141

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$10,576,133
Securities, at value(a)	12,412,495
Repurchase agreements, at value	19,000
Total Investment Securities, at value	12,431,495
Cash	651
Dividends and interest receivable	7,550
Receivable for capital shares issued	9,774
Prepaid expenses	783
TOTAL ASSETS	12,450,253

LIABILITIES:
Payable for collateral for securities loaned	104,542
Payable for capital shares redeemed	402
Advisory fees payable	7,355
Management services fees payable	981
Administration fees payable	1,117
Administrative services fees payable	3,668
Distribution fees payable	3,451
Transfer agency fees payable	1,957
Fund accounting fees payable	688
Compliance services fees payable	98
Other accrued expenses	7,050
TOTAL LIABILITIES	131,309
NET ASSETS	$12,318,944

NET ASSETS CONSIST OF:
Capital	$11,215,413
Total distributable earnings (loss)	1,103,531
NET ASSETS	$12,318,944
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	415,533
Net Asset Value (offering and redemption price per share)	$29.65

(a) Includes securities on loan valued at:	$101,876

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$78,274
Interest	62
Net income from securities lending	53
TOTAL INVESTMENT INCOME	78,389

EXPENSES:
Advisory fees	57,368
Management services fees	7,649
Administration fees	6,513
Transfer agency fees	5,610
Administrative services fees	23,653
Distribution fees	19,122
Custody fees	2,029
Fund accounting fees	4,026
Trustee fees	195
Compliance services fees	36
Other fees	7,312
Total Gross Expenses before reductions	133,513
Expenses reduced and reimbursed by the Advisor	(5,010)
TOTAL NET EXPENSES	128,503
NET INVESTMENT INCOME (LOSS)	(50,114)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	184,802
Change in net unrealized appreciation/depreciation on investment securities	(4,849,552)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,664,750)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,714,864)

See accompanying notes to financial statements.

142 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(50,114)	$(206,922)
Net realized gains (losses) on investments	184,802	3,588,752
Change in net unrealized appreciation/depreciation on investments	(4,849,552)	(558,524)
Change in net assets resulting from operations	(4,714,864)	2,823,306

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,989,337)	(1,717,430)
Change in net assets resulting from distributions	(2,989,337)	(1,717,430)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,825,001	16,047,007
Distributions reinvested	2,989,337	1,717,430
Value of shares redeemed	(7,493,327)	(19,196,646)
Change in net assets resulting from capital transactions	(678,989)	(1,432,209)
Change in net assets	(8,383,190)	(326,333)

NET ASSETS:
Beginning of period	20,702,134	21,028,467
End of period	$12,318,944	$20,702,134

SHARE TRANSACTIONS:
Issued	92,002	318,114
Reinvested	92,065	37,279
Redeemed	(176,379)	(388,586)
Change in shares	7,688	(33,193)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap Growth :: 143

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$50.76	$47.68	$43.13	$38.51	$47.64	$44.26

Investment Activities:
Net investment income (loss)(a)	(0.14)	(0.51)	(0.28)	(0.16)	(0.23)	(0.23)
Net realized and unrealized gains (losses) on investments	(12.09)	8.14	8.71	9.17	(4.76)	8.08
Total income (loss) from investment activities	(12.23)	7.63	8.43	9.01	(4.99)	7.85

Distributions to Shareholders From:
Net realized gains on investments	(8.88)	(4.55)	(3.88)	(4.39)	(4.14)	(4.47)

Net Asset Value, End of Period	$29.65	$50.76	$47.68	$43.13	$38.51	$47.64

Total Return(b)(c)	(25.61)%	16.97%	20.90%	24.24%	(11.98)%	18.31%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.75%	1.73%	1.78%	1.75%	1.70%	1.69%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)(d)	(0.66)%	1.02%	(0.68)%	(0.38)%	(0.48)%	(0.49)%

Supplemental Data:
Net assets, end of period (000’s)	$12,319	$20,702	$21,028	$20,792	$14,603	$22,590
Portfolio turnover rate(b)(e)	23%	113%	184%	191%	131%	88%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

144 :: ProFund VP Mid-Cap Value :: Financial Statements

Investment Objective: The ProFunds VP Mid-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P MidCap 400® Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
First Horizon Corp.	1.1%
Alleghany Corp.	1.1%
Reliance Steel & Aluminum Co.	1.0%
EQT Corp.	1.0%
Jazz Pharmaceuticals PLC	0.9%

S&P MidCap 400® Value Index – Composition

% of Index
Industrials	20%
Financials	18%
Consumer Discretionary	12%
Real Estate	10%
Information Technology	10%
Health Care	7%
Utilities	7%
Materials	6%
Consumer Staples	6%
Energy	3%
Communication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.4%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,105	$74,731
ACI Worldwide, Inc.* (Software)	743	19,236
Adient PLC* (Auto Components)	1,157	34,282
AECOM (Construction & Engineering)	1,724	112,439
AGCO Corp. (Machinery)	748	73,827
Alcoa Corp. (Metals & Mining)	1,353	61,670
Alleghany Corp.* (Insurance)	164	136,629
ALLETE, Inc. (Electric Utilities)	696	40,911
Amedisys, Inc.* (Health Care Providers & Services)	397	41,733
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	766	49,384
American Eagle Outfitters, Inc. (Specialty Retail)	1,091	12,197
American Financial Group, Inc. (Insurance)	430	59,688
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	723	12,255
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	1,016	42,266
AptarGroup, Inc. (Containers & Packaging)	434	44,793
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	805	90,233
Ashland Global Holdings, Inc. (Chemicals)	353	36,377
Associated Banc-Corp. (Banks)	1,833	33,471
AutoNation, Inc.* (Specialty Retail)	229	25,593
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,192	51,113
Bank of Hawaii Corp. (Banks)	286	21,278
Bank OZK (Banks)	730	27,397
Belden, Inc. (Electronic Equipment, Instruments & Components)	539	28,713
BellRing Brands, Inc.* (Personal Products)	1,331	33,129
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,646	102,578
Black Hills Corp. (Multi-Utilities)	791	57,561
Blackbaud, Inc.* (Software)	195	11,324
Bread Financial Holdings, Inc. (IT Services)	610	22,607
Brighthouse Financial, Inc.* (Insurance)	915	37,533
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,648	33,306
Cable One, Inc. (Media)	25	32,234
Cabot Corp. (Chemicals)	690	44,015
CACI International, Inc.*—Class A (Professional Services)	286	80,589
Cadence Bank (Banks)	2,244	52,689
Callaway Golf Co.* (Leisure Products)	1,423	29,029
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	702	28,789
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	491	34,606
Casey's General Stores, Inc. (Food & Staples Retailing)	453	83,796
Cathay General Bancorp (Banks)	560	21,924
CDK Global, Inc. (Software)	755	41,351
ChampionX Corp. (Energy Equipment & Services)	1,315	26,103
Chemed Corp. (Health Care Providers & Services)	78	36,612
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	128	14,289
Ciena Corp.* (Communications Equipment)	688	31,442
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	364	26,405
Clean Harbors, Inc.* (Commercial Services & Supplies)	250	21,918

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 145

Common Stocks, continued

	Shares	Value
CMC Materials, Inc. (Semiconductors &Semiconductor Equipment)	116	$20,241
CNO Financial Group, Inc. (Insurance)	1,414	25,579
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,263	20,789
Cognex Corp. (Electronic Equipment, Instruments & Components)	783	33,293
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	192	13,743
Commerce Bancshares, Inc. (Banks)	671	44,051
Commercial Metals Co. (Metals & Mining)	1,482	49,054
CommVault Systems, Inc.* (Software)	191	12,014
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,371	35,906
Coty, Inc.*—Class A (Personal Products)	4,207	33,698
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,815	53,052
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	284	23,711
Crane Holdings Co. (Machinery)	296	25,918
Cullen/Frost Bankers, Inc. (Banks)	306	35,634
Curtiss-Wright Corp. (Aerospace & Defense)	468	61,805
Dana, Inc. (Auto Components)	1,749	24,608
Donaldson Co., Inc. (Machinery)	738	35,527
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,160	25,961
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	685	33,579
Dycom Industries, Inc.* (Construction & Engineering)	220	20,469
EMCOR Group, Inc. (Construction & Engineering)	625	64,350
Encompass Health Corp. (Health Care Providers & Services)	1,219	68,325
Energizer Holdings, Inc. (Household Products)	800	22,680
EnerSys (Electrical Equipment)	505	29,775
Enovis Corp.* (Health Care Equipment & Supplies)	339	18,645
Envestnet, Inc.* (Software)	316	16,675
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,984	76,462
EPR Properties (Equity Real Estate Investment Trusts)	915	42,941
EQT Corp. (Oil, Gas & Consumable Fuels)	3,613	124,286
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,963	31,565
Esab Corp. (Machinery)	329	14,394
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,312	51,037
Essential Utilities, Inc. (Water Utilities)	1,039	47,638
Euronet Worldwide, Inc.* (IT Services)	407	40,940
Exelixis, Inc.* (Biotechnology)	1,839	38,288
F.N.B. Corp. (Banks)	4,120	44,743
Fair Isaac Corp.* (Software)	132	52,919
Federated Hermes, Inc.—Class B (Capital Markets)	593	18,851
First American Financial Corp. (Insurance)	707	37,414
First Horizon Corp. (Banks)	6,531	142,769
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	500	23,740
First Solar, Inc.* (Semiconductors &Semiconductor Equipment)	495	33,724
FirstCash Holdings, Inc. (Consumer Finance)	482	33,504
Flowers Foods, Inc. (Food Products)	2,431	63,984
Flowserve Corp. (Machinery)	1,594	45,636
Fluor Corp.* (Construction & Engineering)	1,736	42,254
Foot Locker, Inc. (Specialty Retail)	1,021	25,780
Fulton Financial Corp. (Banks)	1,962	28,351
GATX Corp. (Trading Companies & Distributors)	435	40,960
Genpact, Ltd. (IT Services)	707	29,949
Gentex Corp. (Auto Components)	1,344	37,592
Globus Medical, Inc.* (Health Care Equipment & Supplies)	387	21,726
Graco, Inc. (Machinery)	826	49,073
Graham Holdings Co.—Class B (Diversified Consumer Services)	47	26,641
Grand Canyon Education, Inc.* (Diversified Consumer Services)	394	37,111
Greif, Inc.—Class A (Containers & Packaging)	325	20,274
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,071	45,657
H&R Block, Inc. (Diversified Consumer Services)	1,052	37,157
Haemonetics Corp.* (Health Care Equipment & Supplies)	625	40,738
Hancock Whitney Corp. (Banks)	580	25,711
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	4,262	43,856
Harley-Davidson, Inc. (Automobiles)	1,797	56,893
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,335	54,602
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	980	26,656
HealthEquity, Inc.* (Health Care Providers & Services)	340	20,873
Hexcel Corp. (Aerospace & Defense)	1,024	53,565
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,824	82,372
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,284	43,900
Home BancShares, Inc. (Banks)	1,454	30,200
Hubbell, Inc. (Electrical Equipment)	300	53,574
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,765	26,193
IAA, Inc.* (Commercial Services & Supplies)	752	24,643
ICU Medical, Inc.* (Health Care Equipment & Supplies)	129	21,206
IDACORP, Inc. (Electric Utilities)	616	65,246
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	676	34,442
Ingevity Corp.* (Chemicals)	217	13,701
Ingredion, Inc. (Food Products)	807	71,144
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	429	23,179
Interactive Brokers Group, Inc. (Capital Markets)	406	22,334
International Bancshares Corp. (Banks)	648	25,972
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	425	40,005
Iridium Communications, Inc.* (Diversified Telecommunication Services)	733	27,531

See accompanying notes to financial statements.

146 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
ITT, Inc. (Machinery)	448	$30,124
Jabil, Inc. (Electronic Equipment, Instruments & Components)	965	49,418
Janus Henderson Group PLC (Capital Markets)	1,105	25,979
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	762	118,880
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,329	31,418
JetBlue Airways Corp.* (Airlines)	3,913	32,752
John Wiley & Sons, Inc.—Class A (Media)	265	12,656
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	304	53,157
KB Home (Household Durables)	1,060	30,168
KBR, Inc. (Professional Services)	597	28,889
Kemper Corp. (Insurance)	733	35,111
Kennametal, Inc. (Machinery)	1,009	23,439
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,283	67,139
Kirby Corp.* (Marine)	735	44,717
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	2,671	46,182
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,995	92,349
Kohl's Corp. (Multiline Retail)	1,569	55,998
Kyndryl Holdings, Inc.* (IT Services)	2,198	21,496
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	362	31,845
Lancaster Colony Corp. (Food Products)	125	16,098
Landstar System, Inc. (Road & Rail)	159	23,122
Lear Corp. (Auto Components)	729	91,775
Leggett & Platt, Inc. (Household Durables)	1,630	56,365
Lennox International, Inc. (Building Products)	169	34,914
LHC Group, Inc.* (Health Care Providers & Services)	378	58,870
Lincoln Electric Holdings, Inc. (Machinery)	298	36,761
Lithia Motors, Inc. (Specialty Retail)	354	97,283
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	115	29,215
LivaNova PLC* (Health Care Equipment & Supplies)	261	16,305
Lumentum Holdings, Inc.* (Communications Equipment)	463	36,771
Macy's, Inc. (Multiline Retail)	3,482	63,790
ManpowerGroup, Inc. (Professional Services)	644	49,208
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	278	32,304
MasTec, Inc.* (Construction & Engineering)	342	24,508
MDU Resources Group, Inc. (Multi-Utilities)	2,482	66,989
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	7,320	111,777
Mercury General Corp. (Insurance)	324	14,353
Mercury Systems, Inc.* (Aerospace & Defense)	703	45,224
MGIC Investment Corp. (Thrifts & Mortgage Finance)	3,786	47,704
MillerKnoll, Inc. (Commercial Services & Supplies)	926	24,326
Minerals Technologies, Inc. (Chemicals)	402	24,659
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	306	31,405
MSA Safety, Inc. (Commercial Services & Supplies)	218	26,393
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	576	43,263
Murphy USA, Inc. (Specialty Retail)	272	63,341
National Fuel Gas Co. (Gas Utilities)	536	35,403
National Instruments Corp. (Electronic Equipment, Instruments & Components)	752	23,485
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,181	50,783
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,667	51,860
Neogen Corp.* (Health Care Equipment & Supplies)	553	13,322
New Jersey Resources Corp. (Gas Utilities)	1,173	52,234
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	5,710	52,132
NewMarket Corp. (Chemicals)	82	24,679
Nordstrom, Inc. (Multiline Retail)	1,361	28,758
NorthWestern Corp. (Multi-Utilities)	660	38,894
NOV, Inc. (Energy Equipment & Services)	4,801	81,185
Nu Skin Enterprises, Inc.—Class A (Personal Products)	613	26,543
NuVasive, Inc.* (Health Care Equipment & Supplies)	636	31,266
nVent Electric PLC (Electrical Equipment)	832	26,067
OGE Energy Corp. (Electric Utilities)	1,538	59,305
Old National Bancorp (Banks)	3,574	52,859
Old Republic International Corp. (Insurance)	3,503	78,327
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	711	41,771
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,871	80,934
ONE Gas, Inc. (Gas Utilities)	660	53,585
Oshkosh Corp. (Machinery)	802	65,876
Owens Corning (Building Products)	1,187	88,206
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,846	38,620
Patterson Cos., Inc. (Health Care Providers & Services)	1,061	32,148
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,604	26,578
Performance Food Group Co.* (Food & Staples Retailing)	1,893	87,040
Perrigo Co. PLC (Pharmaceuticals)	1,644	66,697
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,754	48,057
Pilgrim's Pride Corp.* (Food Products)	586	18,301
PNM Resources, Inc. (Electric Utilities)	1,047	50,026
Polaris, Inc. (Leisure Products)	389	38,620
Portland General Electric Co. (Electric Utilities)	1,084	52,390
Post Holdings, Inc.* (Food Products)	683	56,245
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	474	20,946
Primerica, Inc. (Insurance)	178	21,305
Progyny, Inc.* (Health Care Providers & Services)	329	9,557
Prosperity Bancshares, Inc. (Banks)	1,124	76,735
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	91	17,031
R1 RCM, Inc.* (Health Care Providers & Services)	689	14,441

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 147

Common Stocks, continued

	Shares	Value
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	980	$24,255
Rayonier, Inc. (Equity Real Estate Investment Trusts)	713	26,652
Regal Rexnord Corp. (Electrical Equipment)	474	53,808
Reinsurance Group of America, Inc. (Insurance)	817	95,826
Reliance Steel & Aluminum Co. (Metals & Mining)	756	128,413
RenaissanceRe Holdings, Ltd. (Insurance)	538	84,127
RLI Corp. (Insurance)	195	22,735
Royal Gold, Inc. (Metals & Mining)	320	34,170
RPM International, Inc. (Chemicals)	775	61,008
Ryder System, Inc. (Road & Rail)	624	44,341
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,817	39,353
Sabre Corp.* (IT Services)	2,071	12,074
Sanderson Farms, Inc. (Food Products)	137	29,528
Science Applications International Corp. (Professional Services)	681	63,401
SEI Investments Co. (Capital Markets)	523	28,253
Selective Insurance Group, Inc. (Insurance)	737	64,075
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	264	14,512
Sensient Technologies Corp. (Chemicals)	220	17,723
Silgan Holdings, Inc. (Containers & Packaging)	1,027	42,466
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	484	10,503
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	872	31,026
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	781	36,043
Sonoco Products Co. (Containers & Packaging)	1,189	67,821
Sotera Health Co.* (Life Sciences Tools & Services)	289	5,662
Southwest Gas Holdings, Inc. (Gas Utilities)	816	71,057
Spire, Inc. (Gas Utilities)	635	47,225
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,640	61,959
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,337	33,853
Stericycle, Inc.* (Commercial Services & Supplies)	1,124	49,287
STORE Capital Corp. (Equity Real Estate Investment Trusts)	3,082	80,379
Sunrun, Inc.* (Electrical Equipment)	2,569	60,012
Synovus Financial Corp. (Banks)	1,064	38,357
Taylor Morrison Home Corp.* (Household Durables)	1,462	34,152
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	504	45,914
TEGNA, Inc. (Media)	1,512	31,707
Terex Corp. (Machinery)	845	23,128
Texas Capital Bancshares, Inc.* (Banks)	619	32,584
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	333	24,376
The Boston Beer Co., Inc.*—Class A (Beverages)	46	13,937
The Brink's Co. (Commercial Services & Supplies)	575	34,908
The Chemours Co. (Chemicals)	1,899	60,806
The Gap, Inc. (Specialty Retail)	2,571	21,185
The Goodyear Tire & Rubber Co.* (Auto Components)	3,451	36,960
The Hain Celestial Group, Inc.* (Food Products)	1,096	26,019
The Hanover Insurance Group, Inc. (Insurance)	435	63,619
The Macerich Co. (Equity Real Estate Investment Trusts)	2,618	22,803
The Middleby Corp.* (Machinery)	239	29,961
The New York Times Co.—Class A (Media)	855	23,855
The Timken Co. (Machinery)	823	43,660
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,046	19,748
The Western Union Co. (IT Services)	4,709	77,557
Thor Industries, Inc. (Automobiles)	672	50,219
Toll Brothers, Inc. (Household Durables)	1,345	59,987
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	1,043	40,488
TripAdvisor, Inc.* (Interactive Media & Services)	710	12,638
UGI Corp. (Gas Utilities)	2,563	98,958
Umpqua Holdings Corp. (Banks)	1,672	28,039
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,313	10,937
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	1,411	10,695
United Bankshares, Inc. (Banks)	1,659	58,181
United States Steel Corp. (Metals & Mining)	3,179	56,936
United Therapeutics Corp.* (Biotechnology)	287	67,629
Univar Solutions, Inc.* (Trading Companies & Distributors)	2,064	51,332
Unum Group (Insurance)	2,453	83,451
Valley National Bancorp (Banks)	5,126	53,362
ViaSat, Inc.* (Communications Equipment)	908	27,812
Victoria's Secret & Co.* (Specialty Retail)	422	11,803
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,610	28,690
Visteon Corp.* (Auto Components)	343	35,528
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,967	45,221
Voya Financial, Inc. (Diversified Financial Services)	1,248	74,293
Washington Federal, Inc. (Thrifts & Mortgage Finance)	799	23,986
Watsco, Inc. (Trading Companies & Distributors)	138	32,957
Webster Financial Corp. (Banks)	1,282	54,036
Werner Enterprises, Inc. (Road & Rail)	723	27,864
WEX, Inc.* (IT Services)	313	48,690
Wintrust Financial Corp. (Banks)	367	29,415
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	679	43,082
Woodward, Inc. (Machinery)	739	68,349
World Wrestling Entertainment, Inc.—Class A (Entertainment)	201	12,560
Worthington Industries, Inc. (Metals & Mining)	391	17,243
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	394	25,894
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,454	21,592
XPO Logistics, Inc.* (Air Freight & Logistics)	1,207	58,129
TOTAL COMMON STOCKS (Cost $10,222,124)		12,466,453

See accompanying notes to financial statements.

148 :: ProFund VP Mid-Cap Value :: Financial Statements

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $88,003	$88,000	$88,000
TOTAL REPURCHASE AGREEMENTS (Cost $88,000)		88,000
TOTAL INVESTMENT SECURITIES (Cost $10,310,124)—100.1%		12,554,453
Net other assets (liabilities)—(0.1)%		(11,305)
NET ASSETS—100.0%		$12,543,148

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$160,594	1.3%
Air Freight & Logistics	58,129	0.5%
Airlines	32,752	0.3%
Auto Components	260,745	2.1%
Automobiles	107,112	0.9%
Banks	957,758	7.5%
Beverages	13,937	0.1%
Biotechnology	105,917	0.8%
Building Products	123,120	1.0%
Capital Markets	95,417	0.8%
Chemicals	282,968	2.3%
Commercial Services & Supplies	181,475	1.4%
Communications Equipment	96,025	0.8%
Construction & Engineering	264,020	2.1%
Consumer Finance	33,504	0.3%
Containers & Packaging	175,354	1.4%
Diversified Consumer Services	100,909	0.8%
Diversified Financial Services	74,293	0.6%
Diversified Telecommunication Services	27,531	0.2%
Electric Utilities	322,480	2.6%
Electrical Equipment	223,236	1.8%
Electronic Equipment, Instruments & Components	499,742	4.0%
Energy Equipment & Services	107,288	0.9%
Entertainment	12,560	0.1%
Equity Real Estate Investment Trusts	1,241,804	9.9%
Food & Staples Retailing	352,924	2.9%
Food Products	281,319	2.2%
Gas Utilities	358,462	2.8%
Health Care Equipment & Supplies	262,849	2.1%
Health Care Providers & Services	357,290	2.9%
Hotels, Restaurants & Leisure	191,313	1.5%
Household Durables	180,672	1.4%
Household Products	22,680	0.2%
Insurance	859,772	6.9%
Interactive Media & Services	12,638	0.1%
IT Services	253,313	2.0%
Leisure Products	67,649	0.5%
Life Sciences Tools & Services	5,662	NM
Machinery	565,673	4.5%
Marine	44,717	0.4%
Media	100,452	0.8%
Metals & Mining	347,486	2.7%
Multiline Retail	190,317	1.5%
Multi-Utilities	163,444	1.3%
Oil, Gas & Consumable Fuels	316,846	2.5%
Personal Products	93,370	0.7%
Pharmaceuticals	185,577	1.5%
Professional Services	222,087	1.8%
Real Estate Management & Development	53,157	0.4%
Road & Rail	187,676	1.5%
Semiconductors & Semiconductor Equipment	181,624	1.4%
Software	153,519	1.2%
Specialty Retail	257,182	2.1%
Technology Hardware, Storage & Peripherals	73,452	0.6%
Textiles, Apparel & Luxury Goods	173,652	1.4%
Thrifts & Mortgage Finance	174,859	1.4%
Trading Companies & Distributors	168,512	1.3%
Water Utilities	47,638	0.4%
Other**	76,695	0.6%
Total	$12,543,148	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 149

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$10,310,124
Securities, at value	12,466,453
Repurchase agreements, at value	88,000
Total Investment Securities, at value	12,554,453
Cash	535
Dividends and interest receivable	18,697
Receivable for capital shares issued	48
Prepaid expenses	821
TOTAL ASSETS	12,574,554

LIABILITIES:
Payable for capital shares redeemed	1,349
Advisory fees payable	7,828
Management services fees payable	1,044
Administration fees payable	1,151
Administrative services fees payable	4,458
Distribution fees payable	4,740
Transfer agency fees payable	2,044
Fund accounting fees payable	725
Compliance services fees payable	97
Other accrued expenses	7,970
TOTAL LIABILITIES	31,406
NET ASSETS	$12,543,148

NET ASSETS CONSIST OF:
Capital	$12,418,752
Total distributable earnings (loss)	124,396
NET ASSETS	$12,543,148
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	340,820
Net Asset Value (offering and redemption price per share)	$36.80

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$151,143
Interest	32
Net income from securities lending	1
TOTAL INVESTMENT INCOME	151,176

EXPENSES:
Advisory fees	59,073
Management services fees	7,876
Administration fees	6,781
Transfer agency fees	5,895
Administrative services fees	22,581
Distribution fees	19,691
Custody fees	2,076
Fund accounting fees	4,331
Trustee fees	204
Compliance services fees	42
Other fees	7,444
Total Gross Expenses before reductions	135,994
Expenses reduced and reimbursed by the Advisor	(3,671)
TOTAL NET EXPENSES	132,323
NET INVESTMENT INCOME (LOSS)	18,853

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(286,483)
Change in net unrealized appreciation/depreciation on investment securities	(2,380,842)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,667,325)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,648,472)

See accompanying notes to financial statements.

150 :: ProFund VP Mid-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$18,853	$16,314
Net realized gains (losses) on investments	(286,483)	2,612,443
Change in net unrealized appreciation/depreciation on investments	(2,380,842)	1,298,752
Change in net assets resulting from operations	(2,648,472)	3,927,509

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,127,084)	(54,454)
Change in net assets resulting from distributions	(2,127,084)	(54,454)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,725,376	32,827,757
Distributions reinvested	2,127,084	54,454
Value of shares redeemed	(17,215,181)	(30,546,186)
Change in net assets resulting from capital transactions	(1,362,721)	2,336,025
Change in net assets	(6,138,277)	6,209,080

NET ASSETS:
Beginning of period	18,681,425	12,472,345
End of period	$12,543,148	$18,681,425

SHARE TRANSACTIONS:
Issued	283,239	697,548
Reinvested	53,417	1,143
Redeemed	(366,024)	(645,363)
Change in shares	(29,368)	53,328

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap Value :: 151

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$50.46	$39.36	$42.15	$35.25	$46.61	$45.02

Investment Activities:
Net investment income (loss)(a)	0.06	0.04	0.21	0.10	0.09	0.03
Net realized and unrealized gains (losses) on investments	(6.98)	11.18	0.13	8.22	(5.33)	4.63
Total income (loss) from investment activities	(6.92)	11.22	0.34	8.32	(5.24)	4.66

Distributions to Shareholders From:
Net investment income	(0.07)	(0.12)	(0.15)	(0.08)	(0.05)	(0.15)
Net realized gains on investments	(6.67)	—	(2.98)	(1.34)	(6.07)	(2.92)
Total distributions	(6.74)	(0.12)	(3.13)	(1.42)	(6.12)	(3.07)

Net Asset Value, End of Period	$36.80	$50.46	$39.36	$42.15	$35.25	$46.61

Total Return(b)(c)	(14.73)%	28.53%	2.30%	24.08%	(13.29)%	10.61%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.73%	1.70%	1.80%	1.75%	1.71%	1.70%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)(d)	0.24%	0.08%	0.60%	0.26%	0.21%	0.07%

Supplemental Data:
Net assets, end of period (000's)	$12,543	$18,681	$12,472	$17,712	$10,985	$16,464
Portfolio turnover rate(b)(e)	77%	172%	163%	232%	127%	66%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

152 :: ProFund VP Nasdaq-100 :: Financial Statements

Investment Objective: The ProFund VP Nasdaq-100 seeks investment results that, before fees and expenses, correspond to the performance of the Nasdaq-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Futures Contracts	1%
Swap Agreements	17%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	10.3%
Microsoft Corp.	9.0%
Alphabet, Inc.	6.3%
Amazon.com, Inc.	5.1%
Tesla, Inc.	3.3%

Nasdaq-100® Index – Composition

% of Index
Information Technology	51%
Communication Services	17%
Consumer Discretionary	15%
Consumer Staples	7%
Health Care	6%
Industrials	3%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (82.2%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	4,397	$342,350
Adobe, Inc.* (Software)	2,657	972,621
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,113	696,871
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,150	191,522
Align Technology, Inc.* (Health Care Equipment & Supplies)	443	104,845
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,019	2,220,666
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,062	2,323,072
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	34,488	3,662,970
American Electric Power Co., Inc. (Electric Utilities)	2,888	277,075
Amgen, Inc. (Biotechnology)	3,004	730,872
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,923	427,021
ANSYS, Inc.* (Software)	489	117,013
Apple, Inc. (Technology Hardware, Storage & Peripherals)	54,863	7,500,869
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,892	445,074
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	482	229,374
AstraZeneca PLCADR (Pharmaceuticals)	3,250	214,728
Atlassian Corp. PLC*—Class A (Software)	804	150,670
Autodesk, Inc.* (Software)	1,223	210,307
Automatic Data Processing, Inc. (IT Services)	2,349	493,385
Baidu, Inc.*ADR (Interactive Media & Services)	1,215	180,707
Biogen, Inc.* (Biotechnology)	824	168,047
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	228	398,770
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,296	1,115,421
Cadence Design Systems, Inc.* (Software)	1,551	232,697
Charter Communications, Inc.*—Class A (Media)	944	442,292
Cintas Corp. (Commercial Services & Supplies)	575	214,780
Cisco Systems, Inc. (Communications Equipment)	23,288	993,000
Cognizant Technology Solutions Corp.—Class A (IT Services)	2,931	197,813
Comcast Corp.—Class A (Media)	25,141	986,533
Constellation Energy Corp. (Electric Utilities)	1,836	105,129
Copart, Inc.* (Commercial Services & Supplies)	1,337	145,278
Costco Wholesale Corp. (Food & Staples Retailing)	2,493	1,194,845
Crowdstrike Holdings, Inc.*—Class A (Software)	1,200	202,272
CSX Corp. (Road & Rail)	12,228	355,346
Datadog, Inc.*—Class A (Software)	1,592	151,622
DexCom, Inc.* (Health Care Equipment & Supplies)	2,207	164,488
DocuSign, Inc.* (Software)	1,124	64,495
Dollar Tree, Inc.* (Multiline Retail)	1,263	196,839
eBay, Inc. (Internet & Direct Marketing Retail)	3,148	131,177
Electronic Arts, Inc. (Entertainment)	1,574	191,477
Exelon Corp. (Electric Utilities)	5,512	249,804
Fastenal Co. (Trading Companies & Distributors)	3,237	161,591
Fiserv, Inc.* (IT Services)	3,635	323,406
Fortinet, Inc.* (Software)	4,515	255,459
Gilead Sciences, Inc. (Biotechnology)	7,054	436,008
Honeywell International, Inc. (Industrial Conglomerates)	3,828	665,345
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	472	165,545
Illumina, Inc.* (Life Sciences Tools & Services)	883	162,790
Intel Corp. (Semiconductors & Semiconductor Equipment)	22,996	860,281
Intuit, Inc. (Software)	1,586	611,308

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Nasdaq-100 :: 153

Common Stocks, continued

	Shares	Value
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,019	$405,233
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	2,850	183,027
Keurig Dr Pepper, Inc. (Beverages)	7,978	282,341
KLA Corp. (Semiconductors & Semiconductor Equipment)	839	267,708
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	780	332,397
Lucid Group, Inc.*(a) (Automobiles)	9,380	160,961
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	691	188,374
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,841	250,394
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,780	208,073
Match Group, Inc.* (Interactive Media & Services)	1,606	111,922
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	283	180,234
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	11,641	1,877,111
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,118	181,093
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,280	347,158
Microsoft Corp. (Software)	25,352	6,511,154
Moderna, Inc.* (Biotechnology)	2,237	319,555
Mondelez International, Inc.—Class A (Food Products)	7,783	483,246
Monster Beverage Corp.* (Beverages)	2,979	276,153
NetEase, Inc.ADR (Entertainment)	1,022	95,414
Netflix, Inc.* (Entertainment)	2,498	436,826
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	11,926	1,807,863
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,477	218,640
Okta, Inc.* (IT Services)	848	76,659
Old Dominion Freight Line, Inc. (Road & Rail)	637	163,250
O'Reilly Automotive, Inc.* (Specialty Retail)	370	233,752
PACCAR, Inc. (Machinery)	1,955	160,975
Palo Alto Networks, Inc.* (Software)	560	276,606
Paychex, Inc. (IT Services)	2,030	231,156
PayPal Holdings, Inc.* (IT Services)	6,513	454,868
PepsiCo, Inc. (Beverages)	7,776	1,295,949
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	2,493	154,067
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,299	804,634
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	608	359,407
Ross Stores, Inc. (Specialty Retail)	1,976	138,774
Seagen, Inc.* (Biotechnology)	1,035	183,133
Sirius XM Holdings, Inc.(a) (Media)	22,136	135,694
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	905	83,839
Splunk, Inc.* (Software)	905	80,056
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,450	492,716
Synopsys, Inc.* (Software)	860	261,182
Tesla, Inc.* (Automobiles)	3,512	2,365,050
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,186	796,829
The Kraft Heinz Co. (Food Products)	6,884	262,556
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	7,050	948,507
VeriSign, Inc.* (IT Services)	616	103,075
Verisk Analytics, Inc. (Professional Services)	888	153,704
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,438	405,214
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,858	184,118
Workday, Inc.*—Class A (Software)	1,119	156,190
Xcel Energy, Inc. (Electric Utilities)	3,063	216,738
Zoom Video Communications, Inc.*—Class A (Software)	1,416	152,886
Zscaler, Inc.* (Software)	793	118,561
TOTAL COMMON STOCKS (Cost $14,888,266)		59,610,892

Repurchase Agreements(b)(c) (41.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $29,889,140	$29,888,000	$29,888,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,888,000)		29,888,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 1.42%(e)	304,652	$304,652
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $304,652)		304,652
TOTAL INVESTMENT SECURITIES (Cost $45,080,918)—123.8%		89,803,544
Net other assets (liabilities)—(23.8)%		(17,268,564)
NET ASSETS—100.0%		$72,534,980

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $296,466.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $5,272,000.

(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Securities were purchased with cash collateral held from securities on loan at June 30, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2022.

ADR	American Depositary Receipt

NYS	New York Shares

See accompanying notes to financial statements.

154 :: ProFund VP Nasdaq-100 :: Financial Statements

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	2	9/19/22	$461,180	$(48,510)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/27/22	2.18%	$2,197,211	$(306,495)
Nasdaq-100 Index	UBS AG	7/27/22	2.38%	10,238,311	(877,705)
				$12,435,522	$(1,184,200)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Automobiles	$2,526,011	3.5%
Beverages	1,854,443	2.6%
Biotechnology	2,602,236	3.6%
Commercial Services & Supplies	360,058	0.5%
Communications Equipment	993,000	1.4%
Electric Utilities	848,746	1.2%
Entertainment	1,066,067	1.5%
Food & Staples Retailing	1,378,963	1.9%
Food Products	745,802	1.0%
Health Care Equipment & Supplies	840,111	1.2%
Hotels, Restaurants & Leisure	1,333,402	1.8%
Industrial Conglomerates	665,345	1.0%
Interactive Media & Services	6,713,478	9.2%
Internet & Direct Marketing Retail	4,311,475	5.9%
IT Services	1,880,362	2.6%
Life Sciences Tools & Services	162,790	0.2%
Machinery	160,975	0.2%
Media	1,564,519	2.2%
Multiline Retail	196,839	0.3%
Pharmaceuticals	214,728	0.3%
Professional Services	153,704	0.2%
Road & Rail	518,596	0.7%
Semiconductors & Semiconductor Equipment	8,822,276	12.2%
Software	10,525,099	14.4%
Specialty Retail	372,526	0.5%
Technology Hardware, Storage & Peripherals	7,500,869	10.3%
Textiles, Apparel & Luxury Goods	188,374	0.3%
Trading Companies & Distributors	161,591	0.2%
Wireless Telecommunication Services	948,507	1.3%
Other**	12,924,088	17.8%
Total	$72,534,980	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Nasdaq-100 :: 155

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$45,080,918
Securities, at value(a)	59,915,544
Repurchase agreements, at value	29,888,000
Total Investment Securities, at value	89,803,544
Cash	1,020
Segregated cash balances for futures contracts with brokers	33,000
Segregated cash balances for swap agreements with custodian	32
Dividends and interest receivable	12,181
Receivable for capital shares issued	181,897
Prepaid expenses	1,103
TOTAL ASSETS	90,032,777

LIABILITIES:
Payable for collateral for securities loaned	304,652
Payable for capital shares redeemed	15,748,466
Unrealized depreciation on swap agreements	1,184,200
Variation margin on futures contracts	6,460
Advisory fees payable	50,630
Management services fees payable	6,751
Administration fees payable	7,206
Administrative services fees payable	47,269
Distribution fees payable	50,757
Trustee fees payable	27
Transfer agency fees payable	12,658
Fund accounting fees payable	4,020
Compliance services fees payable	727
Other accrued expenses	73,974
TOTAL LIABILITIES	17,497,797
NET ASSETS	$72,534,980

NET ASSETS CONSIST OF:
Capital	$26,851,028
Total distributable earnings (loss)	45,683,952
NET ASSETS	$72,534,980
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,794,200
Net Asset Value (offering and redemption price per share)	$40.43

(a) Includes securities on loan valued at:	$296,466

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$319,255
Interest	41,446
Foreign tax withholding	(361)
Net income from securities lending	2,356
TOTAL INVESTMENT INCOME	362,696

EXPENSES:
Advisory fees	416,848
Management services fees	55,579
Administration fees	51,560
Transfer agency fees	44,004
Administrative services fees	136,877
Distribution fees	138,949
Custody fees	9,963
Fund accounting fees	28,666
Trustee fees	1,520
Compliance services fees	233
Other fees	75,070
Total Gross Expenses before reductions	959,269
Expenses reduced and reimbursed by the Advisor	(25,530)
TOTAL NET EXPENSES	933,739
NET INVESTMENT INCOME (LOSS)	(571,043)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	17,189,208
Net realized gains (losses) on futures contracts	(1,336,594)
Net realized gains (losses) on swap agreements	(11,408,093)
Change in net unrealized appreciation/depreciation on investment securities	(46,469,611)
Change in net unrealized appreciation/depreciation on futures contracts	(46,863)
Change in net unrealized appreciation/depreciation on swap agreements	(397,391)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(42,469,344)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(43,040,387)

See accompanying notes to financial statements.

156 :: ProFund VP Nasdaq-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(571,043)	$(1,774,417)
Net realized gains (losses) on investments	4,444,521	21,820,059
Change in net unrealized appreciation/depreciation on investments	(46,913,865)	15,063,145
Change in net assets resulting from operations	(43,040,387)	35,108,787

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(19,959,331)	(18,959,830)
Change in net assets resulting from distributions	(19,959,331)	(18,959,830)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	573,238,011	711,820,368
Distributions reinvested	19,959,331	18,959,830
Value of shares redeemed	(635,244,071)	(724,556,281)
Change in net assets resulting from capital transactions	(42,046,729)	6,223,917
Change in net assets	(105,046,447)	22,372,874

NET ASSETS:
Beginning of period	177,581,427	155,208,553
End of period	$72,534,980	$177,581,427

SHARE TRANSACTIONS:
Issued	9,702,603	10,203,150
Reinvested	462,450	319,350
Redeemed	(10,774,903)	(10,312,826)
Change in shares	(609,850)	209,674

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Nasdaq-100 :: 157

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$73.87	$70.73	$51.68	$38.09		$42.74		$32.91

Investment Activities:
Net investment income (loss)(a)	(0.31)	(0.81)	(0.59)	(0.13)		(0.15)		(0.26)
Net realized and unrealized gains (losses) on investments	(21.15)	15.53	24.00	14.06		(0.08)		10.24
Total income (loss) from investment activities	(21.46)	14.72	23.41	13.93		(0.23)		9.98

Distributions to Shareholders From:
Net realized gains on investments	(11.98)	(11.58)	(4.36)	(0.34)		(4.42)		(0.15)

Net Asset Value, End of Period	$40.43	$73.87	$70.73	$51.68		$38.09		$42.74

Total Return(b)(c)	(30.07)%	24.80%	45.57%	36.70%		(1.87	)%(d)	30.37%

Ratios to Average Net Assets:
Gross expenses(c)(e)	1.73%	1.68%	1.73%	1.72%		1.74%		1.71%
Net expenses(c)(e)	1.68%	1.68%	1.68%	1.69	%(f)	1.67	%(d)	1.68%
Net investment income (loss)(c)(e)	(1.03)%	(1.15)%	(0.99)%	(0.29)%		(0.34	)%(d)	(0.68)%

Supplemental Data:
Net assets, end of period (000's)	$72,535	$177,581	$155,209	$103,193		$64,653		$73,907
Portfolio turnover rate(b)(g)	3%	13%	10%	9%		6%		4%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and (0.35)%, respectively, and the total return would have been (1.88)%.

(e)	Annualized for periods less than one year.

(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

158 :: ProFund VP Oil & Gas :: Financial Statements

Investment Objective: The ProFund VP Oil & Gas seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	3%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	23.2%
Chevron Corp.	18.3%
ConocoPhillips	7.5%
EOG Resources, Inc.	4.2%
Occidental Petroleum Corp.	3.4%

Dow Jones U.S. Oil & GasSM
Index – Composition

% of Index
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	8%
Electrical Equipment	1%
Electric Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.7%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	12,027	$419,742
Baker Hughes Co.—Class A (Energy Equipment & Services)	33,258	960,158
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	8,403	1,117,851
Chevron Corp. (Oil, Gas & Consumable Fuels)	69,864	10,114,910
ConocoPhillips (Oil, Gas & Consumable Fuels)	45,992	4,130,542
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	2,066	135,013
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	28,652	738,935
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	21,826	1,202,831
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	5,931	718,541
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	3,439	168,580
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	20,826	2,300,023
EQT Corp. (Oil, Gas & Consumable Fuels)	10,511	361,578
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	14,463	91,985
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	149,789	12,827,930
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	3,525	240,158
Halliburton Co. (Energy Equipment & Services)	32,073	1,005,809
Hess Corp. (Oil, Gas & Consumable Fuels)	9,850	1,043,509
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	5,318	240,161
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	69,338	1,162,105
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	25,163	565,664
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	19,235	1,581,309
New Fortress Energy, Inc. (Oil, Gas & Consumable Fuels)	1,477	58,445
NOV, Inc. (Energy Equipment & Services)	13,967	236,182
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	31,658	1,864,023
OGE Energy Corp. (Electric Utilities)	7,120	274,547
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	15,882	881,451
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	9,198	406,460
Phillips 66 (Oil, Gas & Consumable Fuels)	17,107	1,402,603
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	8,001	1,784,863
Plug Power, Inc.* (Electrical Equipment)	18,500	306,545
Schlumberger, Ltd. (Energy Equipment & Services)	50,260	1,797,299
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	8,106	483,685
TechnipFMC PLC* (Energy Equipment & Services)	15,114	101,717
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	220	327,364
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	43,311	1,351,736
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	14,511	1,542,229
TOTAL COMMON STOCKS (Cost $28,450,108)		53,946,483

Repurchase Agreements(a) (2.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $1,464,056	$1,464,000	$1,464,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,464,000)		1,464,000
TOTAL INVESTMENT SECURITIES (Cost $29,914,108)—100.4%		55,410,483
Net other assets (liabilities)—(0.4)%		(204,472)
NET ASSETS—100.0%		$55,206,011

*	Non-income producing security.

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 159

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	7/25/22	2.18%	$1,750,019	$24,931

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Oil & Gas invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Electric Utilities	$274,547	0.5%
Electrical Equipment	306,545	0.6%
Energy Equipment & Services	4,101,165	7.4%
Oil, Gas & Consumable Fuels	49,024,068	88.8%
Semiconductors & Semiconductor Equipment	240,158	0.4%
Other**	1,259,528	2.3%
Total	$55,206,011	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

160 :: ProFund VP Oil & Gas :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$29,914,108
Securities, at value	53,946,483
Repurchase agreements, at value	1,464,000
Total Investment Securities, at value	55,410,483
Cash	3,000
Segregated cash balances for swap agreements with custodian	320,000
Dividends and interest receivable	46,904
Unrealized appreciation on swap agreements	24,931
Receivable for capital shares issued	162
Prepaid expenses	467
TOTAL ASSETS	55,805,947

LIABILITIES:
Payable for capital shares redeemed	445,385
Advisory fees payable	38,651
Management services fees payable	5,153
Administration fees payable	5,470
Administrative services fees payable	29,229
Distribution fees payable	29,882
Trustee fees payable	21
Transfer agency fees payable	9,140
Fund accounting fees payable	3,038
Compliance services fees payable	307
Other accrued expenses	33,660
TOTAL LIABILITIES	599,936
NET ASSETS	$55,206,011

NET ASSETS CONSIST OF:
Capital	$36,539,925
Total distributable earnings (loss)	18,666,086
NET ASSETS	$55,206,011
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,542,283
Net Asset Value (offering and redemption price per share)	$35.79

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$1,038,985
Interest	1,996
TOTAL INVESTMENT INCOME	1,040,981

EXPENSES:
Advisory fees	199,483
Management services fees	26,598
Administration fees	24,012
Transfer agency fees	21,497
Administrative services fees	65,844
Distribution fees	66,494
Custody fees	3,663
Fund accounting fees	13,949
Trustee fees	758
Compliance services fees	220
Other fees	31,620
Total Gross Expenses before reductions	454,138
Expenses reduced and reimbursed by the Advisor	(7,295)
TOTAL NET EXPENSES	446,843
NET INVESTMENT INCOME (LOSS)	594,138

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(662,362)
Net realized gains (losses) on swap agreements	(176,069)
Change in net unrealized appreciation/depreciation on investment securities	8,847,658
Change in net unrealized appreciation/depreciation on swap agreements	25,795
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,035,022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,629,160

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 161

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$594,138	$655,031
Net realized gains (losses) on investments	(838,431)	210,073
Change in net unrealized appreciation/depreciation on investments	8,873,453	9,106,741
Change in net assets resulting from operations	8,629,160	9,971,845

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(658,230)	(528,770)
Change in net assets resulting from distributions	(658,230)	(528,770)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	52,758,483	50,736,870
Distributions reinvested	658,230	528,770
Value of shares redeemed	(36,922,027)	(48,503,718)
Change in net assets resulting from capital transactions	16,494,686	2,761,922
Change in net assets	24,465,616	12,204,997

NET ASSETS:
Beginning of period	30,740,395	18,535,398
End of period	$55,206,011	$30,740,395

SHARE TRANSACTIONS:
Issued	1,433,024	2,062,933
Reinvested	14,818	20,639
Redeemed	(1,001,687)	(1,974,291)
Change in shares	446,155	109,281

See accompanying notes to financial statements.

162 :: ProFund VP Oil & Gas :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$28.04	$18.78	$29.86	$28.99		$36.93		$38.63

Investment Activities:
Net investment income (loss)(a)	0.42	0.58	0.57	0.45		0.36		0.53
Net realized and unrealized gains (losses) on investments	7.75	9.13	(10.93)	1.90		(7.68)		(1.78)
Total income (loss) from investment activities	8.17	9.71	(10.36)	2.35		(7.32)		(1.25)

Distributions to Shareholders From:
Net investment income	(0.42)	(0.45)	(0.50)	(0.44)		(0.62)		(0.45)
Net realized gains on investments	—	—	(0.22)	(1.04)		—		—
Total distributions	(0.42)	(0.45)	(0.72)	(1.48)		(0.62)		(0.45)

Net Asset Value, End of Period	$35.79	$28.04	$18.78	$29.86		$28.99		$36.93

Total Return(b)(c)	28.87%	51.93%	(34.46)%	8.52%		(20.22	)%(d)	(3.17)%

Ratios to Average Net Assets:
Gross expenses(c)(e)	1.71%	1.69%	1.76%	1.72%		1.72%		1.69%
Net expenses(c)(e)	1.68%	1.68%	1.68%	1.72	%(f)	1.65	%(d)	1.68%
Net investment income (loss)(c)(e)	2.23%	2.30%	3.00%	1.46%		0.99	%(d)	1.52%

Supplemental Data:
Net assets, end of period (000's)	$55,206	$30,740	$18,535	$26,442		$25,783		$41,863
Portfolio turnover rate(b)(g)	25%	80%	130%	38%		76%		35%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and 0.96%, respectively, and the total return would have been (20.26)%.

(e)	Annualized for periods less than one year.

(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 163

Investment Objective: The ProFund VP Pharmaceuticals seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Select Pharmaceuticals Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	22.4%
Pfizer, Inc.	20.0%
Eli Lilly & Co.	4.6%
Merck & Co., Inc.	4.6%
Royalty Pharma PLC	4.5%

Dow Jones U.S. Select PharmaceuticalsSM Index – Composition

% of Index
Pharmaceuticals	97%
Biotechnology	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.1%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	2,617	$19,628
Amicus Therapeutics, Inc.* (Biotechnology)	13,577	145,816
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	5,360	17,045
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	2,024	70,415
Arvinas, Inc.* (Pharmaceuticals)	2,348	98,827
Atea Pharmaceuticals, Inc.* (Biotechnology)	2,869	20,370
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,656	63,425
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,641	665,357
Cara Therapeutics, Inc.* (Biotechnology)	2,280	20,816
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	2,029	57,055
Catalent, Inc.* (Pharmaceuticals)	5,940	637,303
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	5,146	36,073
ChemoCentryx, Inc.* (Biotechnology)	2,683	66,485
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,830	32,428
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,149	122,443
Elanco Animal Health, Inc.* (Pharmaceuticals)	25,530	501,154
Eli Lilly & Co. (Pharmaceuticals)	2,099	680,558
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	1,241	60,524
Innoviva, Inc.* (Pharmaceuticals)	3,377	49,845
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	4,673	266,735
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	8,284	95,515
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,356	523,570
Johnson & Johnson (Pharmaceuticals)	18,565	3,295,472
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	663	47,458
Merck & Co., Inc. (Pharmaceuticals)	7,357	670,738
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	2,048	26,255
Nuvation Bio, Inc.* (Pharmaceuticals)	6,198	20,082
Organon & Co. (Pharmaceuticals)	13,658	460,958
Pacira BioSciences, Inc.* (Pharmaceuticals)	2,446	142,602
Perrigo Co. PLC (Pharmaceuticals)	7,245	293,930
Pfizer, Inc. (Pharmaceuticals)	56,050	2,938,701
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	1,096	20,966
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	2,707	159,172
Reata Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	1,478	44,916
Revance Therapeutics, Inc.* (Pharmaceuticals)	3,605	49,821
Roivant Sciences, Ltd.* (Pharmaceuticals)	5,217	21,233
Royalty Pharma PLC—Class A (Pharmaceuticals)	15,866	667,007
Theravance Biopharma, Inc.* (Pharmaceuticals)	2,910	26,365
Vanda Pharmaceuticals, Inc.* (Biotechnology)	3,042	33,158
Viatris, Inc. (Pharmaceuticals)	55,503	581,116
Zoetis, Inc. (Pharmaceuticals)	3,844	660,745
TOTAL COMMON STOCKS (Cost $8,828,161)		14,412,082

Collateral for Securities Loaned(b) (0.4%)
Invesco Government & Agency Portfolio—Institutional Shares, 1.42%(c)	61,854	61,854
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $61,854)		61,854
TOTAL INVESTMENT SECURITIES (Cost $8,890,015)—98.5%		14,473,936
Net other assets (liabilities)—1.5%		225,572
NET ASSETS—100.0%		$14,699,508

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $57,027.

(b)	Securities were purchased with cash collateral held from securities on loan at June 30, 2022.

(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2022.

See accompanying notes to financial statements.

164  :: ProFund VP Pharmaceuticals :: Financial Statements

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	7/25/22	2.18%	$284,459	$9,701

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Biotechnology	$465,691	3.2%
Pharmaceuticals	13,946,391	94.9%
Other**	287,426	1.9%
Total	$14,699,508	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 165

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$8,890,015
Securities, at value(a)	14,473,936
Total Investment Securities, at value	14,473,936
Segregated cash balances for swap agreements with custodian	220,000
Dividends receivable	10,296
Unrealized appreciation on swap agreements	9,701
Receivable for capital shares issued	114,226
Prepaid expenses	142
TOTAL ASSETS	14,828,301

LIABILITIES:
Cash overdraft	27,488
Payable for collateral for securities loaned	61,854
Payable for capital shares redeemed	1,009
Advisory fees payable	8,825
Management services fees payable	1,177
Administration fees payable	1,247
Administrative services fees payable	7,951
Distribution fees payable	8,321
Transfer agency fees payable	2,149
Fund accounting fees payable	703
Compliance services fees payable	91
Other accrued expenses	7,978
TOTAL LIABILITIES	128,793
NET ASSETS	$14,699,508

NET ASSETS CONSIST OF:
Capital	$10,810,037
Total distributable earnings (loss)	3,889,471
NET ASSETS	$14,699,508
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	384,702
Net Asset Value (offering and redemption price per share)	$38.21

(a) Includes securities on loan valued at:	$57,027

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$152,413
Interest	251
Net income from securities lending	99
TOTAL INVESTMENT INCOME	152,763

EXPENSES:
Advisory fees	55,031
Management services fees	7,337
Administration fees	6,368
Transfer agency fees	5,594
Administrative services fees	18,264
Distribution fees	18,344
Custody fees	866
Fund accounting fees	3,685
Trustee fees	200
Compliance services fees	46
Other fees	7,686
Total Gross Expenses before reductions	123,421
Expenses reduced and reimbursed by the Advisor	(151)
TOTAL NET EXPENSES	123,270
NET INVESTMENT INCOME (LOSS)	29,493

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(68,940)
Net realized gains (losses) on swap agreements	(47,244)
Change in net unrealized appreciation/depreciation on investment securities	(627,103)
Change in net unrealized appreciation/depreciation on swap agreements	9,577
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(733,710)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(704,217)

See accompanying notes to financial statements.

166  :: ProFund VP Pharmaceuticals :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$29,493	$28,009
Net realized gains (losses) on investments	(116,184)	890,384
Change in net unrealized appreciation/depreciation on investments	(617,526)	654,420
Change in net assets resulting from operations	(704,217)	1,572,813

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(851,403)	(236,561)
Change in net assets resulting from distributions	(851,403)	(236,561)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,868,408	12,167,906
Distributions reinvested	851,403	236,561
Value of shares redeemed	(9,255,181)	(13,221,422)
Change in net assets resulting from capital transactions	(535,370)	(816,955)
Change in net assets	(2,090,990)	519,297

NET ASSETS:
Beginning of period	16,790,498	16,271,201
End of period	$14,699,508	$16,790,498

SHARE TRANSACTIONS:
Issued	195,358	306,437
Reinvested	22,459	6,201
Redeemed	(231,373)	(336,517)
Change in shares	(13,556)	(23,879)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Pharmaceuticals :: 167

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$42.16	$38.54	$34.29	$34.85	$38.53	$35.42

Investment Activities:
Net investment income (loss)(a)	0.08	0.07	— (b)	0.04	0.25	0.33
Net realized and unrealized gains (losses) on investments	(1.73)	4.18	4.29	4.22	(2.58)	3.34
Total income (loss) from investment activities	(1.65)	4.25	4.29	4.26	(2.33)	3.67

Distributions to Shareholders From:
Net investment income	(0.03)	(0.11)	(0.04)	(0.31)	(0.42)	(0.39)
Net realized gains on investments	(2.27)	(0.52)	—	(4.51)	(0.93)	(0.17)
Total distributions	(2.30)	(0.63)	(0.04)	(4.82)	(1.35)	(0.56)

Net Asset Value, End of Period	$38.21	$42.16	$38.54	$34.29	$34.85	$38.53

Total Return(c)(d)	(3.87)%	11.20%	12.51%	14.04%	(6.20)%	10.36%

Ratios to Average Net Assets:
Gross expenses(d)(e)	1.68%	1.68%	1.73%	1.74%	1.76%	1.70%
Net expenses(d)(e)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)(e)	0.40%	0.18%	0.01%	0.12%	0.65%	0.88%

Supplemental Data:
Net assets, end of period (000's)	$14,700	$16,790	$16,271	$13,604	$13,833	$17,278
Portfolio turnover rate(c)(f)	29%	60%	91%	126%	261%	219%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Amount is less than $0.005.

(c)	Not annualized for periods less than one year.

(d)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

168 :: ProFund VP Precious Metals :: Financial Statements

Investment Objective: The ProFund VP Precious Metals seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Precious MetalsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	91%
Silver	5%
Precious Metals & Minerals	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (104.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $26,291,002	$26,290,000	$26,290,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,290,000)		26,290,000
TOTAL INVESTMENT SECURITIES (Cost $26,290,000)—104.9%		26,290,000
Net other assets (liabilities)—(4.9)%		(1,220,353)
NET ASSETS—100.0%		$25,069,647

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $3,815,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	7/25/22	2.18%	$14,164,265	$(621,869)
Dow Jones Precious Metals Index	UBS AG	7/25/22	2.33%	10,834,097	(511,360)
				$24,998,362	$(1,133,229)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 169

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$26,290,000
Repurchase agreements, at value	26,290,000
Total Investment Securities, at value	26,290,000
Cash	827
Segregated cash balances for swap agreements with custodian	43
Interest receivable	1,003
Receivable for capital shares issued	3,940
Prepaid expenses	353
TOTAL ASSETS	26,296,166

LIABILITIES:
Payable for capital shares redeemed	16,235
Unrealized depreciation on swap agreements	1,133,229
Advisory fees payable	17,674
Management services fees payable	2,356
Administration fees payable	2,245
Administrative services fees payable	14,994
Distribution fees payable	16,216
Trustee fees payable	9
Transfer agency fees payable	4,335
Fund accounting fees payable	1,364
Compliance services fees payable	185
Other accrued expenses	17,677
TOTAL LIABILITIES	1,226,519
NET ASSETS	$25,069,647

NET ASSETS CONSIST OF:
Capital	$90,549,133
Total distributable earnings (loss)	(65,479,486)
NET ASSETS	$25,069,647
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,019,041
Net Asset Value (offering and redemption price per share)	$24.60

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$52,172

EXPENSES:
Advisory fees	123,838
Management services fees	16,512
Administration fees	12,959
Transfer agency fees	12,461
Administrative services fees	42,351
Distribution fees	41,279
Custody fees	2,210
Fund accounting fees	8,058
Trustee fees	439
Compliance services fees	101
Other fees	17,205
Total Gross Expenses before reductions	277,413
Expenses reduced and reimbursed by the Advisor	(16)
TOTAL NET EXPENSES	277,397
NET INVESTMENT INCOME (LOSS)	(225,225)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(2,045,438)
Change in net unrealized appreciation/depreciation on swap agreements	(1,735,681)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,781,119)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,006,344)

See accompanying notes to financial statements.

170 :: ProFund VP Precious Metals :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(225,225)	$(536,675)
Net realized gains (losses) on investments	(2,045,438)	(3,151,213)
Change in net unrealized appreciation/depreciation on investments	(1,735,681)	594,004
Change in net assets resulting from operations	(4,006,344)	(3,093,884)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	40,655,130	55,173,894
Value of shares redeemed	(41,783,607)	(60,246,173)
Change in net assets resulting from capital transactions	(1,128,477)	(5,072,279)
Change in net assets	(5,134,821)	(8,166,163)

NET ASSETS:
Beginning of period	30,204,468	38,370,631
End of period	$25,069,647	$30,204,468

SHARE TRANSACTIONS:
Issued	1,300,760	1,860,381
Redeemed	(1,355,397)	(2,028,762)
Change in shares	(54,637)	(168,381)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Precious Metals :: 171

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$28.13	$30.89	$24.94	$17.10	$19.75	$18.76

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.49)	(0.42)	0.07	0.01	(0.18)
Net realized and unrealized gains (losses) on investments	(3.33)	(2.27)	6.44	7.78	(2.66)	1.17
Total income (loss) from investment activities	(3.53)	(2.76)	6.02	7.85	(2.65)	0.99

Distributions to Shareholders From:
Net investment income	—	—	(0.07)	(0.01)	—	—

Net Asset Value, End of Period	$24.60	$28.13	$30.89	$24.94	$17.10	$19.75

Total Return(b)(c)	(12.55)%	(8.94)%	24.10%	45.98%	(13.47)%	5.28%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.68%	1.68%	1.74%	1.72%	1.75%	1.70%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)(d)	(1.36)%	(1.68)%	(1.43)%	0.37%	0.04%	(0.88)%

Supplemental Data:
Net assets, end of period (000's)	$25,070	$30,204	$38,371	$32,395	$19,001	$24,286
Portfolio turnover rate(e)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

172 :: ProFund VP Real Estate :: Financial Statements

Investment Objective: The ProFund VP Real Estate seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Real EstateSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	9.0%
Prologis, Inc.	6.6%
Crown Castle International Corp.	5.5%
Equinix, Inc.	4.5%
Public Storage	3.6%

Dow Jones U.S. Real EstateSM Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	93%
Real Estate Management & Development	3%
Mortgage Real Estate Investment Trusts (REITs)	2%
Professional Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.8%)

	Shares	Value
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,188	$35,291
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	905	131,252
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	848	54,671
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	1,798	63,721
American Tower Corp. (Equity Real Estate Investment Trusts)	2,828	722,808
Americold Realty Trust (Equity Real Estate Investment Trusts)	1,639	49,236
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	9,504	56,170
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	956	39,770
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	850	165,113
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	1,038	28,721
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	868	77,235
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,825	36,883
Camden Property Trust (Equity Real Estate Investment Trusts)	649	87,278
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,990	146,484
Compass, Inc.*—Class A (Real Estate Management & Development)	178	643
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	685	17,940
CoStar Group, Inc.* (Professional Services)	2,412	145,709
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	907	26,512
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,635	443,681
CubeSmart (Equity Real Estate Investment Trusts)	1,367	58,398
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,733	224,995
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,071	23,969
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,339	128,528
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	254	39,200
Equinix, Inc. (Equity Real Estate Investment Trusts)	554	363,989
Equity Commonwealth* (Equity Real Estate Investment Trusts)	687	18,906
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,052	74,134
Equity Residential (Equity Real Estate Investment Trusts)	2,083	150,434
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	397	103,819
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	817	138,988
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	436	41,743
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	804	38,174
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,432	65,672
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	923	25,106
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,395	38,934
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	3,285	85,114
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	640	21,882
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,353	68,255
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	881	13,074

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 173

Common Stocks, continued

	Shares	Value
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	3,715	$132,180
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,768	86,084
JBG Smith Properties (Equity Real Estate Investment Trusts)	662	15,650
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	297	51,933
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	639	33,439
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	3,764	74,414
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	529	46,536
Life Storage, Inc. (Equity Real Estate Investment Trusts)	514	57,393
LXP Industrial Trust (Equity Real Estate Investment Trusts)	1,747	18,763
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,655	55,812
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	703	122,793
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	280	16,971
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,072	46,096
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	512	25,636
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,845	26,515
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,433	40,396
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,399	11,299
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts)	347	3,803
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,372	23,941
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	423	18,692
Prologis, Inc. (Equity Real Estate Investment Trusts)	4,505	530,013
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	123	23,019
Public Storage (Equity Real Estate Investment Trusts)	929	290,470
Rayonier, Inc. (Equity Real Estate Investment Trusts)	891	33,306
Realty Income Corp. (Equity Real Estate Investment Trusts)	3,662	249,968
Redfin Corp.* (Real Estate Management & Development)	655	5,397
Regency Centers Corp. (Equity Real Estate Investment Trusts)	945	56,048
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,004	57,820
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,408	19,670
SBA Communications Corp. (Equity Real Estate Investment Trusts)	656	209,953
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,998	189,650
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	390	17,999
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	817	30,866
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,091	33,690
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,869	39,043
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,538	40,111
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	740	117,926
The Howard Hughes Corp.* (Real Estate Management & Development)	234	15,924
UDR, Inc. (Equity Real Estate Investment Trusts)	1,821	83,839
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,434	125,181
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	5,862	174,629
Vornado Realty Trust (Equity Real Estate Investment Trusts)	969	27,704
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,763	227,533
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,531	150,067
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,174	97,278
Zillow Group, Inc.*—Class A (Real Estate Management & Development)	219	6,966
Zillow Group, Inc.*—Class C (Real Estate Management & Development)	997	31,655
TOTAL COMMON STOCKS (Cost $3,158,438)		7,846,503

Repurchase Agreements(a) (2.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $161,006	$161,000	$161,000
TOTAL REPURCHASE AGREEMENTS (Cost $161,000)		161,000
TOTAL INVESTMENT SECURITIES (Cost $3,319,438)—99.8%		8,007,503
Net other assets (liabilities)—0.2%		14,451
NET ASSETS—100.0%		$8,021,954

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

174 :: ProFund VP Real Estate :: Financial Statements

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	7/25/22	2.18%	$167,339	$343

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$7,244,753	90.3%
Mortgage Real Estate Investment Trusts	185,740	2.3%
Professional Services	145,709	1.8%
Real Estate Management & Development	270,301	3.4%
Other**	175,451	2.2%
Total	$8,021,954	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 175

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$3,319,438
Securities, at value	7,846,503
Repurchase agreements, at value	161,000
Total Investment Securities, at value	8,007,503
Cash	563
Dividends and interest receivable	28,681
Unrealized appreciation on swap agreements	343
Receivable for capital shares issued	4,684
Prepaid expenses	90
TOTAL ASSETS	8,041,864

LIABILITIES:
Advisory fees payable	4,872
Management services fees payable	649
Administration fees payable	688
Administrative services fees payable	2,636
Distribution fees payable	2,846
Transfer agency fees payable	1,231
Fund accounting fees payable	406
Compliance services fees payable	59
Other accrued expenses	6,523
TOTAL LIABILITIES	19,910
NET ASSETS	$8,021,954

NET ASSETS CONSIST OF:
Capital	$3,478,965
Total distributable earnings (loss)	4,542,989
NET ASSETS	$8,021,954
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	136,278
Net Asset Value (offering and redemption price per share)	$58.86

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$65,114
Interest	324
TOTAL INVESTMENT INCOME	65,438

EXPENSES:
Advisory fees	36,076
Management services fees	4,810
Administration fees	4,583
Transfer agency fees	3,943
Administrative services fees	13,530
Distribution fees	12,025
Custody fees	775
Fund accounting fees	2,712
Trustee fees	137
Compliance services fees	20
Other fees	5,624
Total Gross Expenses before reductions	84,235
Expenses reduced and reimbursed by the Advisor	(3,424)
TOTAL NET EXPENSES	80,811
NET INVESTMENT INCOME (LOSS)	(15,373)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	895,428
Net realized gains (losses) on swap agreements	(36,992)
Change in net unrealized appreciation/depreciation on investment securities	(3,543,668)
Change in net unrealized appreciation/depreciation on swap agreements	(10,493)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,695,725)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,711,098)

See accompanying notes to financial statements.

176 :: ProFund VP Real Estate :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(15,373)	$36,507
Net realized gains (losses) on investments	858,436	970,681
Change in net unrealized appreciation/depreciation on investments	(3,554,161)	2,818,718
Change in net assets resulting from operations	(2,711,098)	3,825,906

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(567,849)	(3,298)
Change in net assets resulting from distributions	(567,849)	(3,298)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,281,706	28,548,171
Distributions reinvested	567,849	3,298
Value of shares redeemed	(11,475,895)	(28,175,883)
Change in net assets resulting from capital transactions	(2,626,340)	375,586
Change in net assets	(5,905,287)	4,198,194

NET ASSETS:
Beginning of period	13,927,241	9,729,047
End of period	$8,021,954	$13,927,241

SHARE TRANSACTIONS:
Issued	115,298	413,871
Reinvested	9,363	41
Redeemed	(163,157)	(406,457)
Change in shares	(38,496)	7,455

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Real Estate :: 177

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$79.69	$58.15	$65.05		$54.51	$66.65	$65.02

Investment Activities:
Net investment income (loss)(a)	(0.32)	0.19	0.42		0.75	1.09	1.02
Net realized and unrealized gains (losses) on investments	(16.11)	21.37	(4.66)		13.65	(4.66)	4.13
Total income (loss) from investment activities	(16.43)	21.56	(4.24)		14.40	(3.57)	5.15

Distributions to Shareholders From:
Net investment income	(0.15)	(0.02)	(0.78)		(1.06)	(1.36)	(0.66)
Net realized gains on investments	(4.25)	—	(1.71)		(2.80)	(7.21)	(2.86)
Return of capital	—	—	(0.17)		—	—	—
Total distributions	(4.40)	(0.02)	(2.66)		(3.86)	(8.57)	(3.52)

Net Asset Value, End of Period	$58.86	$79.69	$58.15		$65.05	$54.51	$66.65

Total Return(b)(c)	(20.78)%	37.07%	(6.29	)%(d)	26.76%	(5.70)%	8.05%

Ratios to Average Net Assets:
Gross expenses(c)(e)	1.75%	1.69%	1.76%		1.71%	1.69%	1.68%
Net expenses(c)(e)	1.68%	1.68%	1.68%		1.68%	1.68%	1.68%
Net investment income (loss)(c)(e)	(0.32)%	0.27%	0.72%		1.18%	1.82%	1.52%

Supplemental Data:
Net assets, end of period (000's)	$8,022	$13,927	$9,729		$15,945	$10,384	$11,419
Portfolio turnover rate(b)(f)	61%	147%	150%		126%	82%	135%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	During the year ended December 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.29%.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

178 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(125)%
Total Exposure	(125)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (107.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $21,170,807	$21,170,000	$21,170,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,170,000)		21,170,000
TOTAL INVESTMENT SECURITIES (Cost $21,170,000)—107.2%		21,170,000
Net other assets (liabilities)—(7.2)%		(1,429,919)
NET ASSETS—100.0%		$19,740,081

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $1,261,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.875% due on 5/15/52	Citibank North America	7/15/22	(1.35)%	$(16,812,656)	$(655,584)
30-Year U.S. Treasury Bond, 2.875% due on 5/15/52	Societe' Generale	7/15/22	(1.29)%	(7,820,719)	(279,102)
				$(24,633,375)	$(934,686)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 179

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$21,170,000
Repurchase agreements, at value	21,170,000
Total Investment Securities, at value	21,170,000
Segregated cash balances for swap agreements with custodian	115
Interest receivable	807
Receivable for capital shares issued	131,805
Prepaid expenses	102
TOTAL ASSETS	21,302,829

LIABILITIES:
Cash overdraft	252,567
Payable for capital shares redeemed	330,580
Unrealized depreciation on swap agreements	934,686
Advisory fees payable	12,602
Management services fees payable	1,680
Administration fees payable	1,764
Administrative services fees payable	7,084
Distribution fees payable	9,651
Trustee fees payable	7
Transfer agency fees payable	2,980
Fund accounting fees payable	976
Compliance services fees payable	82
Other accrued expenses	8,089
TOTAL LIABILITIES	1,562,748
NET ASSETS	$19,740,081

NET ASSETS CONSIST OF:
Capital	$44,930,134
Total distributable earnings (loss)	(25,190,053)
NET ASSETS	$19,740,081
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	531,168
Net Asset Value (offering and redemption price per share)	$37.16

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$32,097

EXPENSES:
Advisory fees	53,278
Management services fees	7,104
Administration fees	6,122
Transfer agency fees	5,534
Administrative services fees	14,598
Distribution fees	17,759
Custody fees	924
Fund accounting fees	3,574
Trustee fees	202
Compliance services fees	60
Other fees	7,216
TOTAL NET EXPENSES	116,371
NET INVESTMENT INCOME (LOSS)	(84,274)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	49,177
Net realized gains (losses) on swap agreements	4,457,695
Change in net unrealized appreciation/depreciation on swap agreements	(949,004)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,557,868
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,473,594

See accompanying notes to financial statements.

180 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(84,274)	$(98,707)
Net realized gains (losses) on investments	4,506,872	(210,250)
Change in net unrealized appreciation/depreciation on investments	(949,004)	34,092
Change in net assets resulting from operations	3,473,594	(274,865)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,974,282	14,045,664
Value of shares redeemed	(20,597,427)	(12,321,786)
Change in net assets resulting from capital transactions	10,376,855	1,723,878
Change in net assets	13,850,449	1,449,013

NET ASSETS:
Beginning of period	5,889,632	4,440,619
End of period	$19,740,081	$5,889,632

SHARE TRANSACTIONS:
Issued	925,986	450,241
Redeemed	(606,997)	(397,906)
Change in shares	318,989	52,335

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Rising Rates Opportunity :: 181

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$27.76	$27.78	$38.21	$48.56	$46.61	$52.91

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.50)	(0.37)	0.21	0.06	(0.46)
Net realized and unrealized gains (losses) on investments	9.60	0.48 (b)	(9.84)	(8.70)	1.89	(5.84)
Total income (loss) from investment activities	9.40	(0.02)	(10.21)	(8.49)	1.95	(6.30)

Distributions to Shareholders From:
Net investment income	—	—	(0.22)	(0.08)	—	—
Net realized gains on investments	—	—	—	(1.78)	—	—
Total distributions	—	—	(0.22)	(1.86)	—	—

Net Asset Value, End of Period	$37.16	$27.76	$27.78	$38.21	$48.56	$46.61

Total Return(c)(d)	33.86%	(0.07)%	(26.70)%	(17.41)%	4.16%	(11.90)%

Ratios to Average Net Assets:
Gross expenses(d)(e)	1.64%	1.64%	1.73%	1.70%	1.64%	1.70%
Net expenses(d)(e)	1.64%	1.64%	1.68%	1.67%	1.64%	1.68%
Net investment income (loss)(d)(e)	(1.18)%	(1.64)%	(1.30)%	0.50%	0.12%	(0.91)%

Supplemental Data:
Net assets, end of period (000's)	$19,740	$5,890	$4,441	$5,962	$9,941	$7,626
Portfolio turnover rate(f)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Not annualized for periods less than one year.
(d)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

182 :: ProFund VP Semiconductor :: Financial Statements

Investment Objective: The ProFund VP Semiconductor seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	28%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	15.6%
Broadcom, Inc.	8.2%
Intel Corp.	6.3%
Qualcomm, Inc.	5.9%
Texas Instruments, Inc.	5.8%

Dow Jones U.S. SemiconductorsSM Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Schedule of Portfolio Investments (unaudited)

Common Stocks (72.0%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,346	$485,279
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	216	4,469
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	393	6,661
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,049	299,338
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,460	314,791
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,599	776,810
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	224	16,249
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	529	103,282
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	532	49,013
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	208	8,391
Intel Corp. (Semiconductors & Semiconductor Equipment)	16,013	599,046
KLA Corp. (Semiconductors & Semiconductor Equipment)	584	186,343
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	543	231,399
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	539	26,142
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,331	144,998
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,177	126,440
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,373	241,739
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	218	22,373
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	172	66,055
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	9,806	1,486,492
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,028	152,175
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,702	85,628
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	228	17,102
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	425	40,086
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	4,386	560,268
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	249	13,688
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	143	20,051
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	630	58,363
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	217	59,389
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	627	56,148
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,611	554,830
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	170	17,194
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	484	30,710
TOTAL COMMON STOCKS (Cost $1,353,649)		6,860,942

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 183

Repurchase Agreements(a) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $78,003	$78,000	$78,000
TOTAL REPURCHASE AGREEMENTS (Cost $78,000)		78,000
TOTAL INVESTMENT SECURITIES (Cost $1,431,649)—72.8%		6,938,942
Net other assets (liabilities)—27.2%		2,587,831
NET ASSETS—100.0%		$9,526,773

*	Non-income producing security.

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	7/25/22	2.18%	$2,620,362	$(4,665)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$6,860,942	72.0%
Other**	2,665,831	28.0%
Total	$9,526,773	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

184 :: ProFund VP Semiconductor :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$1,431,649
Securities, at value	6,860,942
Repurchase agreements, at value	78,000
Total Investment Securities, at value	6,938,942
Cash	118
Segregated cash balances for swap agreements with custodian	120,000
Dividends and interest receivable	3,032
Receivable for capital shares issued	5,609
Receivable for investments sold	2,492,507
Prepaid expenses	141
TOTAL ASSETS	9,560,349

LIABILITIES:
Unrealized depreciation on swap agreements	4,665
Advisory fees payable	6,639
Management services fees payable	885
Administration fees payable	921
Administrative services fees payable	4,779
Distribution fees payable	5,725
Transfer agency fees payable	1,638
Fund accounting fees payable	519
Compliance services fees payable	92
Other accrued expenses	7,713
TOTAL LIABILITIES	33,576
NET ASSETS	$9,526,773

NET ASSETS CONSIST OF:
Capital	$4,949,676
Total distributable earnings (loss)	4,577,097
NET ASSETS	$9,526,773
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	142,610
Net Asset Value (offering and redemption price per share)	$66.80

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$84,106
Interest	292
Foreign tax withholding	(369)
TOTAL INVESTMENT INCOME	84,029

EXPENSES:
Advisory fees	54,767
Management services fees	7,302
Administration fees	6,639
Transfer agency fees	5,692
Administrative services fees	17,286
Distribution fees	18,256
Custody fees	991
Fund accounting fees	3,748
Trustee fees	192
Compliance services fees	37
Other fees	9,034
TOTAL NET EXPENSES	123,944
NET INVESTMENT INCOME (LOSS)	(39,915)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(31,980)
Net realized gains (losses) on swap agreements	(85,671)
Change in net unrealized appreciation/depreciation on investment securities	(6,994,228)
Change in net unrealized appreciation/depreciation on swap agreements	2,498
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,109,381)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,149,296)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 185

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(39,915)	$(85,077)
Net realized gains (losses) on investments	(117,651)	409,229
Change in net unrealized appreciation/depreciation on investments	(6,991,730)	5,557,190
Change in net assets resulting from operations	(7,149,296)	5,881,342

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(697,508)	(1,055,565)
Change in net assets resulting from distributions	(697,508)	(1,055,565)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,397,621	37,060,548
Distributions reinvested	697,508	1,055,565
Value of shares redeemed	(25,031,449)	(34,738,070)
Change in net assets resulting from capital transactions	(3,936,320)	3,378,043
Change in net assets	(11,783,124)	8,203,820

NET ASSETS:
Beginning of period	21,309,897	13,106,077
End of period	$9,526,773	$21,309,897

SHARE TRANSACTIONS:
Issued	227,678	395,856
Reinvested	9,089	14,005
Redeemed	(285,213)	(377,619)
Change in shares	(48,446)	32,242

See accompanying notes to financial statements.

186 :: ProFund VP Semiconductor :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)		Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$111.54		$82.52	$60.61		$44.36	$52.82	$39.06

Investment Activities:
Net investment income (loss)(a)	(0.25)		(0.51)	(0.06)		0.22	0.17	(0.06)
Net realized and unrealized gains (losses) on investments	(39.97)		36.96	26.68		20.66	(4.81)	13.95
Total income (loss) from investment activities	(40.22)		36.45	26.62		20.88	(4.64)	13.89

Distributions to Shareholders From:
Net investment income	—		—	(0.23)		(0.15)	—	(0.13)
Net realized gains on investments	(4.52)		(7.43)	(4.48)		(4.48)	(3.82)	—
Total distributions	(4.52)		(7.43)	(4.71)		(4.63)	(3.82)	(0.13)

Net Asset Value, End of Period	$66.80		$111.54	$82.52		$60.61	$44.36	$52.82

Total Return(b)(c)	(36.58)%		48.49%	44.85%		49.77%	(10.23)%	35.55%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.70%		1.64%	1.72%		1.67%	1.65%	1.68%
Net expenses(c)(d)	1.70	%(e)	1.64%	1.70	%(e)	1.66%	1.65%	1.68%
Net investment income (loss)(c)(d)	(0.55)%		(0.55)%	(0.09)%		0.41%	0.31%	(0.12)%

Supplemental Data:
Net assets, end of period (000’s)	$9,527		$21,310	$13,106		$9,517	$5,364	$11,060
Portfolio turnover rate(b)(f)	175%		230%	348%		561%	249%	297%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	Annualized for periods less than one year.

(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 187

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® Index – Composition

% of Index
Health Care	23%
Information Technology	21%
Financials	15%
Consumer Discretionary	13%
Industrials	13%
Consumer Staples	8%
Communication Services	3%
Energy	3%
Materials	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (91.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.41%, dated 6/30/22, due 7/1/22, total to be received $7,000	$7,000	$7,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,000)		7,000
TOTAL INVESTMENT SECURITIES (Cost $7,000)—91.2%		7,000
Net other assets (liabilities)—8.8%		674
NET ASSETS—100.0%		$7,674

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $4,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/27/22	(1.93)%	$(2,242)	$43
Dow Jones Industrial Average	UBS AG	7/27/22	(1.78)%	(5,381)	116
				$(7,623)	$159

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

188 :: ProFund VP Short Dow 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$7,000
Repurchase agreements, at value	7,000
Total Investment Securities, at value	7,000
Cash	520
Unrealized appreciation on swap agreements	159
Receivable from Advisor under an expense limitation agreement	5
Prepaid expenses	—	(a)
TOTAL ASSETS	7,684

LIABILITIES:
Advisory fees payable	—	(a)
Management services fees payable	—	(a)
Administration fees payable	1
Administrative services fees payable	1
Distribution fees payable	2
Transfer agency fees payable	1
Fund accounting fees payable	—	(a)
Compliance services fees payable	—	(a)
Other accrued expenses	5
TOTAL LIABILITIES	10
NET ASSETS	$7,674

NET ASSETS CONSIST OF:
Capital	$126,091
Total distributable earnings (loss)	(118,417)
NET ASSETS	$7,674
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	301
Net Asset Value (offering and redemption price per share)	$25.50

(a)	Amount is less than $0.50.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$12

EXPENSES:
Advisory fees	27
Management services fees	4
Administration fees	3
Transfer agency fees	3
Administrative services fees	2
Distribution fees	9
Custody fees	—	(a)
Fund accounting fees	2
Trustee fees	—	(a)
Compliance services fees
Other fees	5
Recoupment of prior expenses reduced by the Advisor	15
Total Gross Expenses before reductions	70
Expenses reduced and reimbursed by the Advisor	(10)
TOTAL NET EXPENSES	60
NET INVESTMENT INCOME (LOSS)	(48)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	832
Change in net unrealized appreciation/depreciation on swap agreements	166
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	998
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$950

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 189

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(48)	$(129)
Net realized gains (losses) on investments	832	(1,683)
Change in net unrealized appreciation/depreciation on investments	166	100
Change in net assets resulting from operations	950	(1,712)

CAPITAL TRANSACTIONS:
Value of shares redeemed	(26)	(7,564)
Change in net assets resulting from capital transactions	(26)	(7,564)
Change in net assets	924	(9,276)

NET ASSETS:
Beginning of period	6,750	16,026
End of period	$7,674	$6,750

SHARE TRANSACTIONS:
Redeemed	(1)	(278)
Change in shares	(1)	(278)

See accompanying notes to financial statements.

190 :: ProFund VP Short Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021		Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)	Year Ended Dec. 31, 2017(a)
Net Asset Value, Beginning of Period	$22.35	$27.63		$35.04	$43.37	$42.35	$54.31

Investment Activities:
Net investment income (loss)(b)	(0.16)	(0.41)		(0.56)	0.13	— (c)	(0.44)
Net realized and unrealized gains (losses) on investments	3.31	(4.87)		(6.78)	(8.44)	1.02	(11.52)
Total income (loss) from investment activities	3.15	(5.28)		(7.34)	(8.31)	1.02	(11.96)

Distributions to Shareholders From:
Net investment income	—	—		(0.07)	(0.02)	—	—

Net Asset Value, End of Period	$25.50	$22.35		$27.63	$35.04	$43.37	$42.35

Total Return(d)(e)	14.10%	(19.12	)%(f)	(20.89)%	(19.25)%	2.36%	(22.02)%

Ratios to Average Net Assets:
Gross expenses(e)(g)	1.96%	1.68%		1.75%	1.76%	1.81%	2.87%
Net expenses(e)(g)	1.68%	1.68%		1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)(g)	(1.35)%	(1.68)%		(1.63)%	0.34%	0.03%	(0.90)%

Supplemental Data:
Net assets, end of period (000’s)	$8	$7		$16	$12	$14	$14
Portfolio turnover rate(h)	—	—		—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Amount is less than $0.005

(d)	Not annualized for periods less than one year.

(e)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(f)	During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.60%.

(g)	Annualized for periods less than one year.

(h)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 191

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P Emerging 50 ADR Index (USD) for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Information Technology	28%
Consumer Discretionary	21%
Financials	20%
Materials	10%
Communication Services	10%
Energy	6%
Industrials	2%
Consumer Staples	2%
Health Care	1%

Country Composition
China	32%
Taiwan	23%
India	20%
Brazil	12%
Other	13%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (97.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $1,385,053	$1,385,000	$1,385,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,385,000)		1,385,000
TOTAL INVESTMENT SECURITIES (Cost $1,385,000)—97.4%		1,385,000
Net other assets (liabilities)—2.6%		37,448
NET ASSETS—100.0%		$1,422,448

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $302,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	7/27/22	(1.23)%	$(787,433)	$25,059
S&P Emerging 50 ADR Index (USD)	UBS AG	7/27/22	(1.08)%	(633,706)	20,748
				$(1,421,139)	$45,807

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

192 :: ProFund VP Short Emerging Markets :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$1,385,000
Repurchase agreements, at value	1,385,000
Total Investment Securities, at value	1,385,000
Cash	282
Segregated cash balances for swap agreements with custodian	4
Interest receivable	53
Unrealized appreciation on swap agreements	45,807
Receivable for capital shares issued	2,227
Prepaid expenses	91
TOTAL ASSETS	1,433,464

LIABILITIES:
Payable for capital shares redeemed	7,841
Advisory fees payable	812
Management services fees payable	108
Administration fees payable	104
Administrative services fees payable	717
Distribution fees payable	833
Transfer agency fees payable	185
Fund accounting fees payable	63
Compliance services fees payable	8
Other accrued expenses	345
TOTAL LIABILITIES	11,016
NET ASSETS	$1,422,448

NET ASSETS CONSIST OF:
Capital	$4,026,608
Total distributable earnings (loss)	(2,604,160)
NET ASSETS	$1,422,448
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	52,817
Net Asset Value (offering and redemption price per share)	$26.93

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$2,186

EXPENSES:
Advisory fees	4,585
Management services fees	611
Administration fees	490
Transfer agency fees	474
Administrative services fees	1,327
Distribution fees	1,528
Custody fees	90
Fund accounting fees	307
Trustee fees	17
Compliance services fees	4
Other fees	731
Total Gross Expenses before reductions	10,164
Expenses reduced and reimbursed by the Advisor	(1)
TOTAL NET EXPENSES	10,163
NET INVESTMENT INCOME (LOSS)	(7,977)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(14,929)
Change in net unrealized appreciation/depreciation on swap agreements	57,389
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	42,460
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$34,483

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 193

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(7,977)	$(11,246)
Net realized gains (losses) on investments	(14,929)	4,707
Change in net unrealized appreciation/depreciation on investments	57,389	2,060
Change in net assets resulting from operations	34,483	(4,479)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(13,998)	—
Change in net assets resulting from distributions	(13,998)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,608,963	19,451,966
Distributions reinvested	13,998	—
Value of shares redeemed	(9,932,478)	(19,101,772)
Change in net assets resulting from capital transactions	690,483	350,194
Change in net assets	710,968	345,715

NET ASSETS:
Beginning of period	711,480	365,765
End of period	$1,422,448	$711,480

SHARE TRANSACTIONS:
Issued	404,607	823,716
Reinvested	544	—
Redeemed	(380,217)	(811,599)
Change in shares	24,934	12,117

See accompanying notes to financial statements.

194 :: ProFund VP Short Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017(a)
Net Asset Value, Beginning of Period	$25.52	$23.20	$34.35		$47.77	$42.43		$58.80

Investment Activities:
Net investment income (loss)(b)	(0.17)	(0.39)	(0.51)		0.20	0.15		(0.44)
Net realized and unrealized gains (losses) on investments	2.05	2.71	(10.35)		(9.52)	5.19		(15.93)
Total income (loss) from investment activities	1.88	2.32	(10.86)		(9.32)	5.34		(16.37)

Distributions to Shareholders From:
Net investment income	—	—	(0.29)		(0.23)	—		—
Net realized gains on investments	(0.47)	—	—		(3.87)	—		—
Total distributions	(0.47)	—	(0.29)		(4.10)	—		—

Net Asset Value, End of Period	$26.93	$25.52	$23.20		$34.35	$47.77		$42.43

Total Return(c)(d)	7.49%	9.96%	(31.76)%		(20.99)%	12.59	%(e)	(27.84)%

Ratios to Average Net Assets:
Gross expenses(d)(f)	1.66%	1.68%	1.72%		1.67%	1.59%		1.69%
Net expenses(d)(f)	1.66%	1.68%	1.69	%(g)	1.67%	1.52	%(e)	1.68%
Net investment income (loss)(d)(f)	(1.30)%	(1.68)%	(1.43)%		0.48%	0.34	%(e)	(0.91)%

Supplemental Data:
Net assets, end of period (000’s)	$1,422	$711	$366		$845	$1,988		$959
Portfolio turnover rate(h)	—	—	—		—	—		—

(a)	As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on December 11, 2017.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(e)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.59% and 0.27%, respectively, and the total return would have been 12.51%.
(f)	Annualized for periods less than one year.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(h)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 195

Investment Objective: The ProFund VP Short International seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	16%
Industrials	15%
Health Care	14%
Consumer Discretionary	11%
Consumer Staples	11%
Information Technology	8%
Materials	8%
Communication Services	5%
Energy	5%
Utilities	4%
Real Estate	3%

Country Composition
Japan	22%
United Kingdom	16%
France	11%
Switzerland	10%
Other	41%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (78.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $1,485,057	$1,485,000	$1,485,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,485,000)		1,485,000
TOTAL INVESTMENT SECURITIES (Cost $1,485,000)—78.7%		1,485,000
Net other assets (liabilities)—21.3%		401,718
NET ASSETS—100.0%		$1,886,718

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $220,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	7/27/22	(1.38)%	$(974,421)	$9,202
MSCI EAFE Index	UBS AG	7/27/22	(1.28)%	(904,731)	12,767
				$(1,879,152)	$21,969

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

196 :: ProFund VP Short International :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$1,485,000
Repurchase agreements, at value	1,485,000
Total Investment Securities, at value	1,485,000
Cash	34
Segregated cash balances for swap agreements with custodian	4
Interest receivable	56
Unrealized appreciation on swap agreements	21,969
Receivable for capital shares issued	382,492
Prepaid expenses	8
TOTAL ASSETS	1,889,563

LIABILITIES:
Advisory fees payable	748
Management services fees payable	100
Administration fees payable	96
Administrative services fees payable	593
Distribution fees payable	669
Transfer agency fees payable	178
Fund accounting fees payable	58
Compliance services fees payable	6
Other accrued expenses	397
TOTAL LIABILITIES	2,845
NET ASSETS	$1,886,718

NET ASSETS CONSIST OF:
Capital	$4,131,472
Total distributable earnings (loss)	(2,244,754)
NET ASSETS	$1,886,718
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	62,991
Net Asset Value (offering and redemption price per share)	$29.95

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$1,900

EXPENSES:
Advisory fees	3,500
Management services fees	467
Administration fees	364
Transfer agency fees	355
Administrative services fees	1,020
Distribution fees	1,167
Custody fees	59
Fund accounting fees	230
Trustee fees	13
Compliance services fees	4
Other fees	418
TOTAL NET EXPENSES	7,597
NET INVESTMENT INCOME (LOSS)	(5,697)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	92,249
Change in net unrealized appreciation/depreciation on swap agreements	19,661
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	111,910
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$106,213

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 197

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(5,697)	$(9,294)
Net realized gains (losses) on investments	92,249	(111,588)
Change in net unrealized appreciation/depreciation on investments	19,661	1,482
Change in net assets resulting from operations	106,213	(119,400)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,641,697	2,980,066
Value of shares redeemed	(4,397,955)	(3,008,511)
Change in net assets resulting from capital transactions	1,243,742	(28,445)
Change in net assets	1,349,955	(147,845)

NET ASSETS:
Beginning of period	536,763	684,608
End of period	$1,886,718	$536,763

SHARE TRANSACTIONS:
Issued	202,216	112,771
Redeemed	(160,574)	(115,005)
Change in shares	41,642	(2,234)

See accompanying notes to financial statements.

198 :: ProFund VP Short International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)		Year Ended Dec. 31, 2017(a)
Net Asset Value, Beginning of Period	$25.14	$29.03	$35.17	$43.87	$37.99		$47.87

Investment Activities:
Net investment income (loss)(b)	(0.17)	(0.43)	(0.53)	0.19	0.16		(0.36)
Net realized and unrealized gains (losses) on investments	4.98	(3.46)	(5.40)	(7.70)	5.72		(9.52)
Total income (loss) from investment activities	4.81	(3.89)	(5.93)	(7.51)	5.88		(9.88)

Distributions to Shareholders From:
Net investment income	—	—	(0.21)	(0.20)	—		—
Net realized gains on investments	—	—	—	(0.99)	—		—
Total distributions	—	—	(0.21)	(1.19)	—		—

Net Asset Value, End of Period	$29.95	$25.14	$29.03	$35.17	$43.87		$37.99

Total Return(c)(d)	19.13%	(13.40)%	(16.94)%	(17.42)%	15.47	%(e)	(20.63)%

Ratios to Average Net Assets:
Gross expenses(d)(f)	1.63%	1.63%	1.70%	1.69%	1.54%		1.69%
Net expenses(d)(f)	1.63%	1.63%	1.68%	1.68%	1.46	%(e)	1.68%
Net investment income (loss)(d)(f)	(1.22)%	(1.63)%	(1.43)%	0.48%	0.41	%(e)	(0.90)%

Supplemental Data:
Net assets, end of period (000’s)	$1,887	$537	$685	$596	$2,183		$611
Portfolio turnover rate(g)	—	—	—	—	—		—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(e)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.54% and 0.33%, respectively, and the total return would have been 15.39%.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 199

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® Index – Composition

% of Index
Industrials	18%
Financials	15%
Consumer Discretionary	14%
Information Technology	13%
Health Care	10%
Real Estate	9%
Materials	7%
Utilities	4%
Consumer Staples	4%
Energy	4%
Communication Services	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (98.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $340,013	$340,000	$340,000
TOTAL REPURCHASE AGREEMENTS (Cost $340,000)		340,000
TOTAL INVESTMENT SECURITIES (Cost $340,000)—98.0%		340,000
Net other assets (liabilities)—2.0%		6,893
NET ASSETS—100.0%		$346,893

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $5,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/27/22	(1.68)%	$(306,204)	$9,162
S&P MidCap 400	UBS AG	7/27/22	(1.58)%	(40,348)	1,710
				$(346,552)	$10,872

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

200 :: ProFund VP Short Mid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$340,000
Repurchase agreements, at value	340,000
Total Investment Securities, at value	340,000
Cash	756
Interest receivable	13
Unrealized appreciation on swap agreements	10,872
Prepaid expenses	15
TOTAL ASSETS	351,656

LIABILITIES:
Payable for capital shares redeemed	4,153
Advisory fees payable	204
Management services fees payable	27
Administration fees payable	26
Administrative services fees payable	94
Distribution fees payable	101
Transfer agency fees payable	47
Fund accounting fees payable	16
Compliance services fees payable	1
Other accrued expenses	94
TOTAL LIABILITIES	4,763
NET ASSETS	$346,893

NET ASSETS CONSIST OF:
Capital	$2,879,281
Total distributable earnings (loss)	(2,532,388)
NET ASSETS	$346,893
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	38,266
Net Asset Value (offering and redemption price per share)	$9.07

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$486

EXPENSES:
Advisory fees	552
Management services fees	73
Administration fees	62
Transfer agency fees	62
Administrative services fees	197
Distribution fees	184
Custody fees	10
Fund accounting fees	40
Trustee fees	2
Compliance services fees	1
Other fees	68
Total Gross Expenses before reductions	1,251
Expenses reduced and reimbursed by the Advisor	(15)
TOTAL NET EXPENSES	1,236
NET INVESTMENT INCOME (LOSS)	(750)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	1,583
Change in net unrealized appreciation/depreciation on swap agreements	11,039
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	12,622
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,872

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 201

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(750)	$(1,224)
Net realized gains (losses) on investments	1,583	(37,685)
Change in net unrealized appreciation/depreciation on investments	11,039	(87)
Change in net assets resulting from operations	11,872	(38,996)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(139,495)
Change in net assets resulting from distributions	—	(139,495)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,178,798	4,378,802
Distributions reinvested	—	24,595
Value of shares redeemed	(888,313)	(4,248,482)
Change in net assets resulting from capital transactions	290,485	154,915
Change in net assets	302,357	(23,576)

NET ASSETS:
Beginning of period	44,536	68,112
End of period	$346,893	$44,536

SHARE TRANSACTIONS:
Issued	137,332	386,203
Reinvested	—	3,022
Redeemed	(104,926)	(386,749)
Change in shares	32,406	2,476

See accompanying notes to financial statements.

202 :: ProFund VP Short Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021		Year Ended Dec. 31, 2020		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$7.60	$20.13		$27.75		$35.30	$33.94	$40.17

Investment Activities:
Net investment income (loss)(a)	(0.04)	(0.18)		(0.44)		0.18	0.05	(0.30)
Net realized and unrealized gains (losses) on investments	1.51	(4.08)		(6.91)		(7.64)	3.33	(5.66)
Total income (loss) from investment activities	1.47	(4.26)		(7.35)		(7.46)	3.38	(5.96)

Distributions to Shareholders From:
Net investment income	—	—		(0.27)		(0.09)	—	—
Net realized gains on investments	—	(8.27)		—		—	(2.02)	(0.27)
Total distributions	—	(8.27)		(0.27)		(0.09)	(2.02)	(0.27)

Net Asset Value, End of Period	$9.07	$7.60		$20.13		$27.75	$35.30	$33.94

Total Return(b)(c)	19.34%	(23.87	)%(d)	(26.65)%		(21.17)%	10.97%	(14.85)%

Ratios to Average Net Assets:
Gross expenses(c)(e)	1.70%	1.69%		1.76%		1.66%	1.67%	1.68%
Net expenses(c)(e)	1.68%	1.68%		1.69	%(f)	1.66%	1.67%	1.68%
Net investment income (loss)(c)(e)	(1.02)%	(1.68)%		(1.49)%		0.59%	0.17%	(0.81)%

Supplemental Data:
Net assets, end of period (000's)	$347	$45		$68		$142	$657	$165
Portfolio turnover rate(g)	—	—		—		—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.16%.
(e)	Annualized for periods less than one year.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Nasdaq-100 :: 203

Investment Objective: The ProFund VP Short Nasdaq-100 seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	51%
Communication Services	17%
Consumer Discretionary	15%
Consumer Staples	7%
Health Care	6%
Industrials	3%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (95.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $8,074,308	$8,074,000	$8,074,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,074,000)		8,074,000
TOTAL INVESTMENT SECURITIES (Cost $8,074,000)—95.6%		8,074,000
Net other assets (liabilities)—4.4%		373,670
NET ASSETS—100.0%		$8,447,670

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $1,607,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/27/22	(1.93)%	$(2,703,374)	$40,194
Nasdaq-100 Index	UBS AG	7/27/22	(1.73)%	(5,740,356)	252,213
				$(8,443,730)	$292,407

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

204 :: ProFund VP Short Nasdaq-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$8,074,000
Repurchase agreements, at value	8,074,000
Total Investment Securities, at value	8,074,000
Cash	27
Segregated cash balances for swap agreements with custodian	641
Interest receivable	308
Unrealized appreciation on swap agreements	292,407
Receivable for capital shares issued	114,955
Prepaid expenses	87
TOTAL ASSETS	8,482,425

LIABILITIES:
Payable for capital shares redeemed	5,237
Advisory fees payable	7,947
Management services fees payable	1,060
Administration fees payable	1,151
Administrative services fees payable	5,554
Distribution fees payable	6,320
Transfer agency fees payable	1,917
Fund accounting fees payable	637
Compliance services fees payable	58
Other accrued expenses	4,874
TOTAL LIABILITIES	34,755
NET ASSETS	$8,447,670

NET ASSETS CONSIST OF:
Capital	$21,551,314
Total distributable earnings (loss)	(13,103,644)
NET ASSETS	$8,447,670
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	475,980
Net Asset Value (offering and redemption price per share)	$17.75

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$21,303

EXPENSES:
Advisory fees	35,234
Management services fees	4,698
Administration fees	4,034
Transfer agency fees	3,644
Administrative services fees	10,543
Distribution fees	11,745
Custody fees	607
Fund accounting fees	2,354
Trustee fees	125
Compliance services fees	43
Other fees	6,588
Total Gross Expenses before reductions	79,615
Expenses reduced and reimbursed by the Advisor	(690)
TOTAL NET EXPENSES	78,925
NET INVESTMENT INCOME (LOSS)	(57,622)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	651,985
Change in net unrealized appreciation/depreciation on swap agreements	264,848
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	916,833
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$859,211

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Nasdaq-100 :: 205

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(57,622)	$(58,115)
Net realized gains (losses) on investments	651,985	(329,324)
Change in net unrealized appreciation/depreciation on investments	264,848	103,813
Change in net assets resulting from operations	859,211	(283,626)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(224,885)
Change in net assets resulting from distributions	—	(224,885)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	397,654,910	279,257,492
Distributions reinvested	—	224,885
Value of shares redeemed	(391,889,079)	(282,271,549)
Change in net assets resulting from capital transactions	5,765,831	(2,789,172)
Change in net assets	6,625,042	(3,297,683)

NET ASSETS:
Beginning of period	1,822,628	5,120,311
End of period	$8,447,670	$1,822,628

SHARE TRANSACTIONS:
Issued	25,308,628	17,721,531
Reinvested	—	12,939
Redeemed	(24,967,766)	(17,880,396)
Change in shares	340,862	(145,926)

See accompanying notes to financial statements.

206 :: ProFund VP Short Nasdaq-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019(a)		Year Ended Dec. 31, 2018(a)		Year Ended Dec. 31, 2017(a)
Net Asset Value, Beginning of Period	$13.49	$18.22	$31.90	$44.38		$45.72		$61.17

Investment Activities:
Net investment income (loss)(b)	(0.10)	(0.27)	(0.32)	0.12		0.04		(0.44)
Net realized and unrealized gains (losses) on investments	4.36	(4.26)	(13.32)	(12.55)		(1.38)		(15.01)
Total income (loss) from investment activities	4.26	(4.53)	(13.64)	(12.43)		(1.34)		(15.45)

Distributions to Shareholders From:
Net investment income	—	—	(0.04)	(0.05)		—		—
Net realized gains on investments	—	(0.20)	—	—		—		—
Total distributions	—	(0.20)	(0.04)	(0.05)		—		—

Net Asset Value, End of Period	$17.75	$13.49	$18.22	$31.90		$44.38		$45.72

Total Return(c)(d)	31.58%	(25.13)%	(42.77)%	(28.05)%		(2.89	)%(e)	(25.25)%

Ratios to Average Net Assets:
Gross expenses(d)(f)	1.69%	1.68%	1.75%	1.73%		1.76%		1.72%
Net expenses(d)(f)	1.68%	1.68%	1.68%	1.69	%(g)	1.66	%(e)	1.68%
Net investment income (loss)(d)(f)	(1.23)%	(1.68)%	(1.33)%	0.32%		0.08	%(e)	(0.85)%

Supplemental Data:
Net assets, end of period (000's)	$8,448	$1,823	$5,120	$7,353		$4,667		$3,593
Portfolio turnover rate(h)	—	—	—	—		—		—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(e)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and 0.07%, respectively, and the total return would have been (2.90)%.
(f)	Annualized for periods less than one year.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation in applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(h)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 207

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Financials	17%
Health Care	16%
Industrials	15%
Information Technology	14%
Consumer Discretionary	10%
Real Estate	7%
Energy	6%
Materials	4%
Consumer Staples	4%
Utilities	4%
Communication Services	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (98.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $2,175,083	$2,175,000	$2,175,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,175,000)		2,175,000
TOTAL INVESTMENT SECURITIES (Cost $2,175,000)—98.9%		2,175,000
Net other assets (liabilities)—1.1%		23,871
NET ASSETS—100.0%		$2,198,871

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $452,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	7/27/22	(1.58)%	$(1,340,772)	$44,596
Russell 2000 Index	UBS AG	7/27/22	(1.08)%	(857,411)	31,584
				$(2,198,183)	$76,180

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

208 :: ProFund VP Short Small-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$2,175,000
Repurchase agreements, at value	2,175,000
Total Investment Securities, at value	2,175,000
Cash	202
Segregated cash balances for swap agreements with custodian	5
Interest receivable	83
Unrealized appreciation on swap agreements	76,180
Receivable for capital shares issued	7,155
Prepaid expenses	11
TOTAL ASSETS	2,258,636

LIABILITIES:
Payable for capital shares redeemed	55,058
Advisory fees payable	1,092
Management services fees payable	146
Administration fees payable	167
Administrative services fees payable	862
Distribution fees payable	922
Transfer agency fees payable	275
Fund accounting fees payable	92
Compliance services fees payable	10
Other accrued expenses	1,141
TOTAL LIABILITIES	59,765
NET ASSETS	$2,198,871

NET ASSETS CONSIST OF:
Capital	$7,889,939
Total distributable earnings (loss)	(5,691,068)
NET ASSETS	$2,198,871
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	79,130
Net Asset Value (offering and redemption price per share)	$27.79

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$2,989

EXPENSES:
Advisory fees	5,728
Management services fees	764
Administration fees	648
Transfer agency fees	579
Administrative services fees	1,938
Distribution fees	1,909
Custody fees	94
Fund accounting fees	376
Trustee fees	22
Compliance services fees	6
Other fees	1,234
Total Gross Expenses before reductions	13,298
Expenses reduced and reimbursed by the Advisor	(467)
TOTAL NET EXPENSES	12,831
NET INVESTMENT INCOME (LOSS)	(9,842)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	22,351
Net realized gains (losses) on swap agreements	147,633
Change in net unrealized appreciation/depreciation on futures contracts	1,694
Change in net unrealized appreciation/depreciation on swap agreements	71,094
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	242,772
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$232,930

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 209

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(9,842)	$(18,630)
Net realized gains (losses) on investments	169,984	(250,375)
Change in net unrealized appreciation/depreciation on investments	72,788	960
Change in net assets resulting from operations	232,930	(268,045)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,903,497	25,830,717
Value of shares redeemed	(9,933,208)	(25,651,108)
Change in net assets resulting from capital transactions	970,289	179,609
Change in net assets	1,203,219	(88,436)

NET ASSETS:
Beginning of period	995,652	1,084,088
End of period	$2,198,871	$995,652

SHARE TRANSACTIONS:
Issued	437,623	1,108,415
Redeemed	(403,050)	(1,103,127)
Change in shares	34,573	5,288

See accompanying notes to financial statements.

210 :: ProFund VP Short Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020(a)	Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)		Year Ended Dec. 31, 2017(a)
Net Asset Value, Beginning of Period	$22.35	$27.61	$40.78	$57.35	$51.94		$60.57

Investment Activities:
Net investment income (loss)(b)	(0.16)	(0.39)	(0.56)	0.20	0.04		(0.48)
Net realized and unrealized gains (losses) on investments	5.60	(4.87)	(12.42)	(11.57)	5.37		(8.15)
Total income (loss) from investment activities	5.44	(5.26)	(12.98)	(11.37)	5.41		(8.63)

Distributions to Shareholders From:
Net investment income	—	—	(0.19)	(0.04)	—		—
Net realized gains on investments	—	—	—	(5.16)	—		—
Total distributions	—	—	(0.19)	(5.20)	—		—

Net Asset Value, End of Period	$27.79	$22.35	$27.61	$40.78	$57.35		$51.94

Total Return(c)(d)	24.34%	(19.05)%	(31.96)%	(20.78)%	10.39	%(e)	(14.20)%

Ratios to Average Net Assets:
Gross expenses(d)(f)	1.74%	1.69%	1.83%	1.77%	1.78%		1.70%
Net expenses(d)(f)	1.68%	1.68%	1.68%	1.68%	1.68	%(e)	1.68%
Net investment income (loss)(d)(f)	(1.29)%	(1.68)%	(1.36)%	0.42%	0.10	%(e)	(0.87)%

Supplemental Data:
Net assets, end of period (000's)	$2,199	$996	$1,084	$1,855	$2,931		$1,882
Portfolio turnover rate(g)	—	—	—	—	—		—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(e)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. The effect to the net expense ratio, net investment income (loss) ratio, and total return were each less than 0.005%.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 211

Investment Objective: The ProFund VP Small-Cap seeks investment results that, before fees and expenses, correspond to the performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	33%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Biohaven Pharmaceutical Holding Co., Ltd.	0.3%
Shockwave Medical, Inc.	0.2%
Chart Industries, Inc.	0.2%
Halozyme Therapeutics, Inc.	0.2%
Sailpoint Technologies Holding, Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Financials	17%
Health Care	16%
Industrials	15%
Information Technology	14%
Consumer Discretionary	10%
Real Estate	7%
Energy	6%
Materials	4%
Consumer Staples	4%
Utilities	4%
Communication Services	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (66.9%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	83	$789
1Life Healthcare, Inc.* (Health Care Providers & Services)	554	4,343
1st Source Corp. (Banks)	50	2,270
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	72	410
22nd Century Group, Inc.* (Tobacco)	497	1,059
23andMe Holding Co.*—Class A (Life Sciences Tools & Services)	528	1,309
2seventy bio, Inc.* (Biotechnology)	115	1,518
2U, Inc.* (Diversified Consumer Services)	229	2,398
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	389	3,773
4D Molecular Therapeutics, Inc.* (Biotechnology)	92	642
5E Advanced Materials, Inc.* (Metals & Mining)	99	1,206
8x8, Inc.* (Software)	338	1,741
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	67	1,380
A10 Networks, Inc. (Software)	202	2,905
Aadi Bioscience, Inc.* (Pharmaceuticals)	44	542
AAON, Inc. (Building Products)	135	7,393
AAR Corp.* (Aerospace & Defense)	104	4,351
Aaron's Co., Inc. (The) (Specialty Retail)	93	1,353
AbCellera Biologics, Inc.* (Life Sciences Tools & Services)	636	6,773
Abercrombie & Fitch Co.* (Specialty Retail)	152	2,572
ABM Industries, Inc. (Commercial Services & Supplies)	206	8,945
Absci Corp.* (Life Sciences Tools & Services)	162	538
Academy Sports & Outdoors, Inc. (Leisure Products)	258	9,170
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	369	5,199
Acadia Realty Trust (Equity Real Estate Investment Trusts)	286	4,467
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	180	1,912
ACCO Brands Corp. (Commercial Services & Supplies)	291	1,900
Accolade, Inc.* (Health Care Technology)	179	1,325
ACI Worldwide, Inc.* (Software)	352	9,113
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	184	2,569
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	147	2,474
ACNB Corp. (Banks)	26	772
Acushnet Holdings Corp. (Leisure Products)	105	4,376
ACV Auctions, Inc.*—Class A (Software)	346	2,263
Adagio Therapeutics, Inc.* (Biotechnology)	158	518
AdaptHealth Corp.* (Health Care Providers & Services)	222	4,005
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	342	2,767
Addus HomeCare Corp.* (Health Care Providers & Services)	47	3,914
Adicet Bio, Inc.* (Pharmaceuticals)	87	1,270
Adient PLC* (Auto Components)	292	8,652
ADMA Biologics, Inc.* (Biotechnology)	571	1,131
Adtalem Global Education, Inc.* (Diversified Consumer Services)	138	4,964
AdTheorent Holding Co., Inc.* (Media)	49	151
ADTRAN, Inc. (Communications Equipment)	150	2,630
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	115	8,393
AdvanSix, Inc. (Chemicals)	84	2,809

See accompanying notes to financial statements.

212 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Advantage Solutions, Inc.* (Media)	253	$961
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	90	442
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	144	1,080
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	244	9,907
Aerovate Therapeutics, Inc.* (Biotechnology)	28	438
AeroVironment, Inc.* (Aerospace & Defense)	71	5,836
AerSale Corp.* (Aerospace & Defense)	49	711
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	298	933
AEye, Inc.* (Electronic Equipment, Instruments & Components)	81	155
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts)	49	751
Affimed N.V.* (Biotechnology)	437	1,210
Agenus, Inc.* (Biotechnology)	830	1,610
Agiliti, Inc.* (Health Care Providers & Services)	84	1,723
Agilysys, Inc.* (Software)	60	2,836
Agios Pharmaceuticals, Inc.* (Biotechnology)	168	3,725
Agree Realty Corp. (Equity Real Estate Investment Trusts)	228	16,446
Air Transport Services Group, Inc.* (Air Freight & Logistics)	181	5,200
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	38	225
aka Brands Holding Corp.* (Internet & Direct Marketing Retail)	34	94
Akero Therapeutics, Inc.* (Biotechnology)	86	813
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	160	592
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	48	617
Alamo Group, Inc. (Machinery)	31	3,609
Alarm.com Holdings, Inc.* (Software)	148	9,155
Albany International Corp.—Class A (Machinery)	97	7,643
Albireo Pharma, Inc.* (Biotechnology)	53	1,053
Alector, Inc.* (Biotechnology)	191	1,941
Alerus Financial Corp. (Diversified Financial Services)	47	1,119
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	222	3,985
Alexander's, Inc. (Equity Real Estate Investment Trusts)	7	1,555
Alico, Inc. (Food Products)	19	677
Alight, Inc.*—Class A (Professional Services)	1,043	7,040
Alignment Healthcare, Inc.* (Health Care Providers & Services)	259	2,955
Alkami Technology, Inc.* (Software)	110	1,528
Alkermes PLC* (Biotechnology)	501	14,924
Allbirds, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	290	1,140
Allegheny Technologies, Inc.* (Metals & Mining)	381	8,653
Allegiance Bancshares, Inc. (Banks)	60	2,266
Allegiant Travel Co.* (Airlines)	48	5,428
ALLETE, Inc. (Electric Utilities)	176	10,345
Allied Motion Technologies, Inc. (Electrical Equipment)	40	914
Allogene Therapeutics, Inc.* (Biotechnology)	245	2,793
Allovir, Inc.* (Biotechnology)	95	371
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	350	5,191
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	68	2,267
Alpha Metallurgical Resources, Inc. (Metals & Mining)	55	7,102
Alpha Teknova, Inc.* (Biotechnology)	19	160
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	216	1,413
Alpine Immune Sciences, Inc.* (Biotechnology)	48	408
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	64	574
Altair Engineering, Inc.*—Class A (Software)	160	8,400
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	222	824
Altra Industrial Motion Corp. (Machinery)	200	7,050
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	129	814
ALX Oncology Holdings, Inc.* (Biotechnology)	66	534
Amalgamated Financial Corp. (Banks)	43	851
A-Mark Precious Metals, Inc. (Diversified Financial Services)	56	1,806
Ambac Financial Group, Inc.* (Insurance)	141	1,600
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	112	7,332
AMC Networks, Inc.*—Class A (Media)	93	2,708
Amerant Bancorp, Inc. (Banks)	86	2,418
Ameresco, Inc.*—Class A (Construction & Engineering)	98	4,465
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	152	4,514
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	347	2,613
American Eagle Outfitters, Inc. (Specialty Retail)	474	5,299
American Equity Investment Life Holding Co. (Insurance)	239	8,740
American National Bankshares, Inc. (Banks)	32	1,108
American Public Education, Inc.* (Diversified Consumer Services)	58	937
American Realty Investors, Inc.* (Real Estate Management & Development)	5	71
American Software, Inc.—Class A (Software)	96	1,551
American States Water Co. (Water Utilities)	113	9,211
American Vanguard Corp. (Chemicals)	90	2,012
American Well Corp.*—Class A (Health Care Technology)	705	3,046
American Woodmark Corp.* (Building Products)	51	2,296
America's Car-Mart, Inc.* (Specialty Retail)	18	1,811
Ameris Bancorp (Banks)	203	8,157
AMERISAFE, Inc. (Insurance)	59	3,069
Amicus Therapeutics, Inc.* (Biotechnology)	847	9,097
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	312	5,288
AMMO, Inc.* (Leisure Products)	268	1,032

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 213

Common Stocks, continued

	Shares	Value
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	137	$15,031
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	316	1,005
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	118	4,105
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	110	719
Amplitude, Inc.*—Class A (Software)	172	2,458
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	35	674
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	605	1,119
AN2 Therapeutics, Inc.* (Pharmaceuticals)	14	109
AnaptysBio, Inc.* (Biotechnology)	62	1,259
Anavex Life Sciences Corp.* (Biotechnology)	210	2,102
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts)	37	480
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	114	2,206
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	39	1,157
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	45	1,004
Anterix, Inc.* (Diversified Telecommunication Services)	37	1,520
Apartment Investment and Management Co.* (Equity Real Estate Investment Trusts)	460	2,944
Apellis Pharmaceuticals, Inc.* (Biotechnology)	279	12,616
API Group Corp.* (Construction & Engineering)	635	9,505
Apogee Enterprises, Inc. (Building Products)	68	2,667
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	432	4,510
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	120	4,631
Appfolio, Inc.* (Software)	59	5,348
AppHarvest, Inc.*(a) (Food Products)	219	764
Appian Corp.* (Software)	123	5,825
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	661	9,697
Applied Blockchain, Inc.* (Software)	25	26
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	118	11,347
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	477	6,253
Arbutus Biopharma Corp.* (Biotechnology)	332	900
ArcBest Corp. (Road & Rail)	75	5,278
Arcellx, Inc.* (Biotechnology)	30	542
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	47	6,725
Archaea Energy, Inc.* (Oil, Gas & Consumable Fuels)	183	2,842
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	382	1,177
Archrock, Inc. (Energy Equipment & Services)	416	3,440
Arconic Corp.* (Metals & Mining)	325	9,116
Arcosa, Inc. (Construction & Engineering)	149	6,918
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	71	1,118
Arcus Biosciences, Inc.* (Biotechnology)	158	4,004
Arcutis Biotherapeutics, Inc.* (Biotechnology)	108	2,301
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	107	746
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	137	1,676
Argan, Inc. (Construction & Engineering)	43	1,605
Argo Group International Holdings, Ltd. (Insurance)	98	3,612
Aris Water Solution, Inc.—Class A (Commercial Services & Supplies)	68	1,134
Arko Corp. (Specialty Retail)	261	2,130
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	261	1,636
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	206	2,645
ARMOUR Residential REIT, Inc.(a) (Mortgage Real Estate Investment Trusts)	315	2,218
Array Technologies, Inc.* (Electrical Equipment)	463	5,098
Arrow Financial Corp. (Banks)	42	1,336
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	316	11,126
Arteris, Inc.* (Software)	52	362
Artesian Resources Corp.—Class A (Water Utilities)	25	1,229
Artisan Partners Asset Management, Inc. (Capital Markets)	185	6,580
Artivion, Inc.* (Health Care Equipment & Supplies)	120	2,266
Arvinas, Inc.* (Pharmaceuticals)	149	6,272
Asana, Inc.*—Class A (Software)	226	3,973
Asbury Automotive Group, Inc.* (Specialty Retail)	68	11,514
ASGN, Inc.* (Professional Services)	154	13,900
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts)	106	634
Aspen Aerogels, Inc.* (Energy Equipment & Services)	84	830
Assetmark Financial Holdings, Inc.* (Capital Markets)	66	1,239
Associated Banc-Corp. (Banks)	458	8,363
Associated Capital Group, Inc.—Class A (Capital Markets)	5	179
Astec Industries, Inc. (Machinery)	70	2,855
Astra Space, Inc.* (Aerospace & Defense)	442	575
Astronics Corp.* (Aerospace & Defense)	78	793
Atara Biotherapeutics, Inc.* (Biotechnology)	282	2,197
Atea Pharmaceuticals, Inc.* (Biotechnology)	234	1,661
Aterian, Inc.*(a) (Household Durables)	187	404
Athira Pharma, Inc.* (Pharmaceuticals)	104	317
ATI Physical Therapy, Inc.* (Health Care Providers & Services)	230	324
Atkore, Inc.* (Electrical Equipment)	132	10,957
Atlantic Union Bankshares (Banks)	230	7,802
Atlanticus Holdings Corp.* (Consumer Finance)	13	457
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	86	5,307
Atlas Technical Consultants, Inc.* (Professional Services)	55	289

See accompanying notes to financial statements.

214 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
ATN International, Inc. (Diversified Telecommunication Services)	34	$1,595
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	63	591
AtriCure, Inc.* (Health Care Equipment & Supplies)	140	5,720
Atrion Corp. (Health Care Equipment & Supplies)	4	2,515
Aura Biosciences, Inc.* (Biotechnology)	56	794
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	412	4,141
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	145	3,964
Avaya Holdings Corp.*—Class C (Software)	256	573
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	137	310
Avepoint, Inc.* (Software)	396	1,719
Aviat Networks, Inc.* (Communications Equipment)	34	851
Avid Bioservices, Inc.* (Biotechnology)	188	2,869
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	110	2,855
Avidity Biosciences, Inc.* (Biotechnology)	150	2,180
AvidXchange Holdings, Inc.* (Software)	450	2,763
Avient Corp. (Chemicals)	280	11,222
Avista Corp. (Multi-Utilities)	223	9,703
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	100	5,484
AxoGen, Inc.* (Health Care Equipment & Supplies)	125	1,024
Axonics, Inc.* (Health Care Equipment & Supplies)	144	8,160
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	176	6,310
Axsome Therapeutics, Inc.* (Pharmaceuticals)	88	3,370
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	125	733
AZZ, Inc. (Electrical Equipment)	75	3,062
B Riley Financial, Inc. (Capital Markets)	62	2,620
B&G Foods, Inc.(a) (Food Products)	209	4,970
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	183	1,103
Babylon Holdings, Ltd.*—Class A (Health Care Technology)	334	327
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	90	7,280
Bakkt Holdings, Inc.* (Capital Markets)	175	368
Balchem Corp. (Chemicals)	98	12,715
Bally's Corp.* (Hotels, Restaurants & Leisure)	122	2,413
Banc of California, Inc. (Banks)	169	2,978
BancFirst Corp. (Banks)	60	5,743
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Diversified Financial Services)	84	1,115
Bandwidth, Inc.* (Diversified Telecommunication Services)	71	1,336
Bank First Corp. (Banks)	20	1,516
Bank of Marin Bancorp (Banks)	48	1,525
BankUnited, Inc. (Banks)	251	8,928
Bankwell Financial Group, Inc. (Banks)	17	528
Banner Corp. (Banks)	105	5,902
Bar Harbor Bankshares (Banks)	45	1,164
BARK, Inc.* (Internet & Direct Marketing Retail)	158	202
Barnes Group, Inc. (Machinery)	150	4,671
Barrett Business Services, Inc. (Professional Services)	22	1,603
Battalion Oil Corp.* (Oil, Gas & Consumable Fuels)	8	68
BayCom Corp. (Banks)	39	807
BCB Bancorp, Inc. (Banks)	44	749
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	167	8,577
Beam Therapeutics, Inc.* (Biotechnology)	195	7,548
Beazer Homes USA, Inc.* (Household Durables)	92	1,110
Bed Bath & Beyond, Inc.* (Specialty Retail)	245	1,218
Belden, Inc. (Electronic Equipment, Instruments & Components)	135	7,191
BellRing Brands, Inc.* (Personal Products)	359	8,935
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	107	2,414
Benefitfocus, Inc.* (Software)	79	615
Benson Hill, Inc.* (Software)	526	1,441
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	172	855
Berkshire Grey, Inc.* (Machinery)	150	218
Berkshire Hills Bancorp, Inc. (Banks)	142	3,517
Berry Corp. (Oil, Gas & Consumable Fuels)	246	1,875
Beyond Meat, Inc.* (Food Products)	189	4,525
BGC Partners, Inc.—Class A (Capital Markets)	981	3,306
Big 5 Sporting Goods Corp. (Specialty Retail)	66	740
Big Lots, Inc. (Multiline Retail)	86	1,803
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	197	3,191
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	2	245
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	570	6,031
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	191	27,830
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	104	1,436
Bionano Genomics, Inc.*(a) (Life Sciences Tools & Services)	897	1,238
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	97	662
Bioxcel Therapeutics, Inc.* (Biotechnology)	59	779
Bird Global, Inc.*—Class A (Road & Rail)	527	230
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	70	1,518
Black Hills Corp. (Multi-Utilities)	200	14,555
Blackbaud, Inc.* (Software)	143	8,304
Blackline, Inc.* (Software)	170	11,322
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	523	14,472
Blade Air Mobility, Inc.* (Airlines)	172	767
Blend Labs, Inc.*—Class A (Software)	568	1,340
Blink Charging Co.* (Electrical Equipment)	113	1,868

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 215

Common Stocks, continued

	Shares	Value
Bloom Energy Corp.* (Electrical Equipment)	500	$8,250
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	271	4,504
Blucora, Inc.* (Capital Markets)	145	2,677
Blue Bird Corp.* (Machinery)	54	497
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	81	971
Blue Ridge Bankshares, Inc. (Banks)	52	797
Bluebird Bio, Inc.* (Biotechnology)	220	911
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	39	973
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	29	1,937
Blueprint Medicines Corp.* (Biotechnology)	184	9,294
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts)	88	2,314
Boise Cascade Co. (Trading Companies & Distributors)	121	7,198
Boot Barn Holdings, Inc.* (Specialty Retail)	91	6,271
Borr Drilling, Ltd.* (Energy Equipment & Services)	413	1,904
Boston Omaha Corp.*—Class A (Media)	63	1,301
Bowlero Corp.* (Hotels, Restaurants & Leisure)	119	1,260
Box, Inc.*—Class A (Software)	397	9,981
Boxed, Inc.* (Internet & Direct Marketing Retail)	36	67
Brady Corp.—Class A (Commercial Services & Supplies)	144	6,803
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	210	901
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	521	5,022
BRC, Inc.*(a)—Class A (Food Products)	79	645
Bread Financial Holdings, Inc. (IT Services)	154	5,707
Bridgebio Pharma, Inc.* (Biotechnology)	321	2,915
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	63	1,017
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	157	3,867
Bright Health Group, Inc.* (Insurance)	593	1,079
Brightcove, Inc.* (IT Services)	126	796
Brightsphere Investment Group, Inc. (Capital Markets)	99	1,783
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts)	293	2,212
BrightView Holdings, Inc.* (Commercial Services & Supplies)	136	1,632
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	133	2,930
Bristow Group, Inc.* (Energy Equipment & Services)	73	1,708
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	400	2,684
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	520	10,665
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	571	2,592
Brookfield Business Corp.—Class A (Industrial Conglomerates)	80	1,841
Brookfield Infrastructure Corp.—Class A (Gas Utilities)	302	12,814
Brookline Bancorp, Inc. (Banks)	233	3,101
BRP Group, Inc.*—Class A (Insurance)	180	4,347
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	36	774
BTRS Holdings, Inc.* (Software)	308	1,534
Build-A-Bear Workshop, Inc. (Specialty Retail)	44	722
Bumble, Inc.*—Class A (Interactive Media & Services)	265	7,460
Business First Bancshares, Inc. (Banks)	65	1,385
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	408	1,253
Byline Bancorp, Inc. (Banks)	76	1,809
C3.ai, Inc.*—Class A (Software)	211	3,853
C4 Therapeutics, Inc.* (Biotechnology)	129	973
Cabot Corp. (Chemicals)	171	10,908
Cactus, Inc.—Class A (Energy Equipment & Services)	181	7,289
Cadence Bank (Banks)	563	13,219
Cadre Holdings, Inc. (Aerospace & Defense)	51	1,003
Caesarstone, Ltd. (Building Products)	70	639
Calavo Growers, Inc. (Food Products)	53	2,211
Caleres, Inc. (Specialty Retail)	112	2,939
California Resources Corp. (Oil, Gas & Consumable Fuels)	240	9,240
California Water Service Group (Water Utilities)	165	9,166
Calix, Inc.* (Communications Equipment)	174	5,940
Callaway Golf Co.* (Leisure Products)	430	8,772
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	151	5,919
Cal-Maine Foods, Inc. (Food Products)	116	5,732
Cambium Networks Corp.* (Communications Equipment)	35	513
Cambridge Bancorp (Banks)	21	1,737
Camden National Corp. (Banks)	44	1,938
Camping World Holdings, Inc.(a)—Class A (Specialty Retail)	118	2,548
Cannae Holdings, Inc.* (Diversified Financial Services)	232	4,487
Cano Health, Inc.* (Health Care Providers & Services)	497	2,177
Canoo, Inc.*(a) (Automobiles)	354	655
Cantaloupe, Inc.* (IT Services)	179	1,002
Capital Bancorp, Inc. (Banks)	28	608
Capital City Bank Group, Inc. (Banks)	42	1,171
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	399	3,663
Capstar Financial Holdings, Inc. (Banks)	62	1,216
Cara Therapeutics, Inc.* (Biotechnology)	138	1,260
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	122	1,752
Cardlytics, Inc.* (Media)	102	2,276
CareDx, Inc.* (Biotechnology)	156	3,351
CareMax, Inc.* (Health Care Providers & Services)	183	664
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	297	5,477
Cargurus, Inc.* (Interactive Media & Services)	313	6,726

See accompanying notes to financial statements.

216 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Caribou Biosciences, Inc.* (Biotechnology)	166	$901
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	156	1,083
Carpenter Technology Corp. (Metals & Mining)	147	4,103
Carriage Services, Inc. (Diversified Consumer Services)	41	1,626
Cars.com, Inc.* (Interactive Media & Services)	213	2,009
Carter Bankshares, Inc.* (Banks)	75	990
Casa Systems, Inc.* (Communications Equipment)	109	428
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	153	11,120
Cass Information Systems, Inc. (IT Services)	41	1,386
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	117	3,290
Castle Biosciences, Inc.* (Biotechnology)	73	1,602
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	294	2,061
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	150	1,509
Cathay General Bancorp (Banks)	221	8,652
Cavco Industries, Inc.* (Household Durables)	28	5,488
CBIZ, Inc.* (Professional Services)	151	6,034
CBL & Associates Properties, Inc.* (Equity Real Estate Investment Trusts)	82	1,926
CBTX, Inc. (Banks)	56	1,489
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	33	950
Celldex Therapeutics, Inc.* (Biotechnology)	141	3,801
Celsius Holdings, Inc.* (Beverages)	168	10,963
Celularity, Inc.* (Biotechnology)	48	163
Cenntro Electric Group, Ltd.*(a) (Automobiles)	565	853
Centennial Resource Development, Inc.*—Class A (Oil, Gas & Consumable Fuels)	632	3,779
Centerspace (Equity Real Estate Investment Trusts)	47	3,833
Central Garden & Pet Co.* (Household Products)	30	1,273
Central Garden & Pet Co.*—Class A (Household Products)	125	5,001
Central Pacific Financial Corp. (Banks)	83	1,780
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	33	817
Century Aluminum Co.* (Metals & Mining)	160	1,179
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	84	605
Century Communities, Inc. (Household Durables)	90	4,047
Century Therapeutics, Inc.* (Biotechnology)	62	521
Cepton, Inc.* (Electronic Equipment, Instruments & Components)	24	37
Cerberus Cyber Sentinel Corp.* (IT Services)	140	504
Cerence, Inc.* (Software)	121	3,053
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	167	4,415
Cerus Corp.* (Health Care Equipment & Supplies)	530	2,804
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	70	2,349
ChampionX Corp. (Energy Equipment & Services)	628	12,465
ChannelAdvisor Corp.* (Software)	92	1,341
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	332	1,584
Chart Industries, Inc.* (Machinery)	113	18,914
Chase Corp. (Chemicals)	23	1,790
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	147	1,536
Chegg, Inc.* (Diversified Consumer Services)	382	7,173
ChemoCentryx, Inc.* (Biotechnology)	194	4,807
Chesapeake Utilities Corp. (Gas Utilities)	53	6,866
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	21	316
Chico's FAS, Inc.* (Specialty Retail)	376	1,869
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	731	6,447
Chimerix, Inc.* (Biotechnology)	259	539
Chinook Therapeutics, Inc.* (Biotechnology)	134	2,344
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	58	1,155
Cimpress PLC* (Commercial Services & Supplies)	54	2,101
CinCor Pharma, Inc.* (Pharmaceuticals)	41	772
Cinemark Holdings, Inc.* (Entertainment)	335	5,033
Cipher Mining, Inc.* (Software)	120	164
CIRCOR International, Inc.* (Machinery)	57	934
Citi Trends, Inc.* (Specialty Retail)	26	615
Citizens & Northern Corp. (Banks)	46	1,112
City Holding Co. (Banks)	45	3,595
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	131	1,696
Civista Bancshares, Inc. (Banks)	45	957
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	227	11,870
Claros Mortgage Trust, Inc.(a) (Mortgage Real Estate Investment Trusts)	283	4,740
Clarus Corp. (Leisure Products)	89	1,690
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	521	2,334
Cleanspark, Inc.* (Software)	123	482
Clear Channel Outdoor Holdings, Inc.* (Media)	1,121	1,199
Clear Secure, Inc.*—Class A (Software)	191	3,820
Clearfield, Inc.* (Communications Equipment)	36	2,230
Clearwater Paper Corp.* (Paper & Forest Products)	51	1,715
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	107	3,421
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	252	8,780
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	37	286
Clover Health Investments Corp.* (Health Care Providers & Services)	1,172	2,508
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	88	15,355
CNB Financial Corp. (Banks)	49	1,185
CNO Financial Group, Inc. (Insurance)	353	6,386
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	592	9,744
Coastal Financial Corp.* (Banks)	32	1,220
Coca-Cola Consolidated, Inc. (Beverages)	14	7,895
Codexis, Inc.* (Life Sciences Tools & Services)	188	1,966

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 217

Common Stocks, continued

	Shares	Value
Coeur Mining, Inc.* (Metals & Mining)	856	$2,602
Cogent Biosciences, Inc.* (Biotechnology)	137	1,236
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	132	8,020
Cohen & Steers, Inc. (Capital Markets)	78	4,960
Coherus Biosciences, Inc.* (Biotechnology)	226	1,636
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	147	4,079
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	104	1,843
Colony Bankcorp, Inc. (Banks)	50	755
Columbia Banking System, Inc. (Banks)	242	6,933
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	106	2,312
Columbus McKinnon Corp. (Machinery)	86	2,440
Comfort Systems USA, Inc. (Construction & Engineering)	109	9,063
Commercial Metals Co. (Metals & Mining)	372	12,313
CommScope Holding Co., Inc.* (Communications Equipment)	630	3,856
Community Bank System, Inc. (Banks)	164	10,378
Community Health Systems, Inc.* (Health Care Providers & Services)	384	1,440
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	73	2,643
Community Trust Bancorp, Inc. (Banks)	48	1,941
CommVault Systems, Inc.* (Software)	137	8,617
Compass Diversified Holdings (Diversified Financial Services)	186	3,984
Compass Minerals International, Inc. (Metals & Mining)	105	3,716
Compass, Inc.*—Class A (Real Estate Management & Development)	801	2,892
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	24	125
Computer Programs and Systems, Inc.* (Health Care Technology)	44	1,407
CompX International, Inc. (Commercial Services & Supplies)	5	116
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	282	3,407
Comtech Telecommunications Corp. (Communications Equipment)	79	717
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	81	491
Conduent, Inc.* (IT Services)	521	2,251
CONMED Corp. (Health Care Equipment & Supplies)	87	8,331
ConnectOne Bancorp, Inc. (Banks)	114	2,787
Conn's, Inc.* (Specialty Retail)	40	321
Consensus Cloud Solutions, Inc.* (Software)	49	2,140
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	105	5,185
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	228	1,596
Constellium SE* (Metals & Mining)	381	5,033
Construction Partners, Inc.*—Class A (Construction & Engineering)	123	2,576
Consumer Portfolio Services, Inc.* (Consumer Finance)	44	451
ContextLogic, Inc.*—Class A (Internet & Direct Marketing Retail)	1,748	2,797
Convey Health Solutions Holdings, Inc.* (Health Care Technology)	50	520
Corcept Therapeutics, Inc.* (Pharmaceuticals)	262	6,230
Core Scientific, Inc.* (IT Services)	672	1,001
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	371	4,122
Cornerstone Building Brands, Inc.* (Building Products)	194	4,751
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	346	9,062
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	118	1,549
CorVel Corp.* (Health Care Providers & Services)	28	4,124
Costamare, Inc. (Marine)	165	1,997
Couchbase, Inc.* (Software)	81	1,330
Coursera, Inc.* (Diversified Consumer Services)	346	4,906
Covenant Logistics Group, Inc.—Class A (Road & Rail)	34	853
Covetrus, Inc.* (Health Care Providers & Services)	325	6,744
Cowen, Inc.—Class A (Capital Markets)	81	1,919
CRA International, Inc. (Professional Services)	22	1,965
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	71	5,928
Crawford & Co.—Class A (Insurance)	52	406
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	72	841
Crescent Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	100	1,248
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	162	3,021
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	186	9,052
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	112	2,333
CrossFirst Bankshares, Inc.* (Banks)	140	1,848
CryoPort, Inc.* (Health Care Equipment & Supplies)	137	4,244
Cryptyde, Inc.* (Containers & Packaging)	56	114
CS Disco, Inc.* (Software)	68	1,227
CSG Systems International, Inc. (IT Services)	98	5,849
CSW Industrials, Inc. (Building Products)	46	4,739
CTI BioPharma Corp.* (Biotechnology)	284	1,695
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	18	1,100
CTS Corp. (Electronic Equipment, Instruments & Components)	97	3,303
Cue Health, Inc.*(a) (Health Care Equipment & Supplies)	331	1,059
Cullinan Oncology, Inc.* (Biotechnology)	92	1,179
Cumulus Media, Inc.*—Class A (Media)	57	441
Curo Group Holdings Corp. (Consumer Finance)	67	371
Cushman & Wakefield PLC* (Real Estate Management & Development)	488	7,438
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	183	1,025

See accompanying notes to financial statements.

218 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Customers Bancorp, Inc.* (Banks)	95	$3,221
Cutera, Inc.* (Health Care Equipment & Supplies)	51	1,913
CVB Financial Corp. (Banks)	415	10,296
Cvent Holding Corp.* (Software)	258	1,192
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	91	3,049
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	22	769
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	351	3,766
Cytokinetics, Inc.* (Biotechnology)	252	9,901
Cyxtera Technologies, Inc.* (IT Services)	131	1,486
Daily Journal Corp.* (Media)	4	1,035
Dakota Gold Corp.* (Metals & Mining)	156	523
Dana, Inc. (Auto Components)	397	5,586
Danimer Scientific, Inc.*(a) (Chemicals)	278	1,268
Daseke, Inc.* (Road & Rail)	125	799
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	132	4,327
Day One Biopharmaceuticals, Inc.* (Biotechnology)	72	1,289
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	138	1,815
Delek US Holdings, Inc.* (Oil, Gas & Consumable Fuels)	217	5,607
Deluxe Corp. (Commercial Services & Supplies)	133	2,882
Denali Therapeutics, Inc.* (Biotechnology)	303	8,917
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	156	9,358
Denny's Corp.* (Hotels, Restaurants & Leisure)	184	1,597
Design Therapeutics, Inc.* (Biotechnology)	104	1,456
Designer Brands, Inc. (Specialty Retail)	178	2,325
Desktop Metal, Inc.*—Class A (Machinery)	812	1,786
Destination XL Group, Inc.* (Specialty Retail)	184	624
DHI Group, Inc.* (Interactive Media & Services)	131	651
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	431	2,642
Diamond Hill Investment Group, Inc. (Capital Markets)	9	1,563
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	307	1,808
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	644	5,287
DICE Therapeutics, Inc.* (Pharmaceuticals)	87	1,350
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	224	508
Digi International, Inc.* (Communications Equipment)	105	2,543
Digimarc Corp.* (Software)	42	594
Digital Turbine, Inc.* (Software)	283	4,944
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts)	1,816	8,862
DigitalOcean Holdings, Inc.* (IT Services)	234	9,678
Dillard's, Inc.(a)—Class A (Multiline Retail)	13	2,868
Dime Community Bancshares, Inc. (Banks)	102	3,024
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	48	3,124
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	137	8,846
Diversey Holdings, Ltd.* (Chemicals)	240	1,584
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	731	1,330
DMC Global, Inc.* (Energy Equipment & Services)	58	1,046
DocGo, Inc.* (Health Care Providers & Services)	247	1,764
Doma Holdings, Inc.* (Real Estate Management & Development)	421	434
Domo, Inc.* (Software)	93	2,585
Donegal Group, Inc.—Class A (Insurance)	46	784
Donnelley Financial Solutions, Inc.* (Capital Markets)	85	2,490
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	94	1,429
Dorman Products, Inc.* (Auto Components)	81	8,887
Douglas Dynamics, Inc. (Machinery)	69	1,983
Douglas Elliman, Inc. (Real Estate Management & Development)	232	1,111
Dream Finders Homes, Inc.*—Class A (Household Durables)	64	681
Dril-Quip, Inc.* (Energy Equipment & Services)	105	2,709
Duck Creek Technologies, Inc.* (Software)	237	3,519
Ducommun, Inc.* (Aerospace & Defense)	34	1,463
Duluth Holdings, Inc.*—Class B (Internet & Direct Marketing Retail)	40	382
Duolingo, Inc.* (Diversified Consumer Services)	72	6,304
DXP Enterprises, Inc.* (Trading Companies & Distributors)	47	1,440
Dycom Industries, Inc.* (Construction & Engineering)	89	8,281
Dynavax Technologies Corp.* (Biotechnology)	363	4,570
Dyne Therapeutics, Inc.* (Biotechnology)	97	666
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	112	1,783
DZS, Inc.* (Communications Equipment)	54	879
E2open Parent Holdings, Inc.* (Software)	612	4,761
Eagle Bancorp, Inc. (Banks)	97	4,599
Eagle Bulk Shipping, Inc. (Marine)	41	2,127
Eagle Pharmaceuticals, Inc.* (Biotechnology)	32	1,422
Earthstone Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	133	1,815
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	280	5,331
Eastern Bankshares, Inc. (Banks)	494	9,119
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	176	817
Ebix, Inc. (Software)	81	1,369
EchoStar Corp.*—Class A (Diversified Telecommunication Services)	108	2,084
Ecovyst, Inc. (Chemicals)	197	1,940
Edgewell Personal Care Co. (Personal Products)	165	5,696
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	91	724
Editas Medicine, Inc.* (Biotechnology)	212	2,508

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 219

Common Stocks, continued

	Shares	Value
eGain Corp.* (Software)	64	$624
eHealth, Inc.* (Insurance)	75	700
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	126	794
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	60	590
elf Beauty, Inc.* (Personal Products)	149	4,571
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	175	2,567
Embecta Corp.* (Health Care Equipment & Supplies)	176	4,456
EMCOR Group, Inc. (Construction & Engineering)	156	16,061
Emergent BioSolutions, Inc.* (Biotechnology)	155	4,811
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	21	249
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts)	424	2,981
Employers Holdings, Inc. (Insurance)	85	3,561
Enact Holdings, Inc. (Thrifts & Mortgage Finance)	92	1,976
Enanta Pharmaceuticals, Inc.* (Biotechnology)	60	2,836
Encore Capital Group, Inc.* (Consumer Finance)	74	4,275
Encore Wire Corp. (Electrical Equipment)	58	6,027
Endo International PLC* (Pharmaceuticals)	720	335
Energizer Holdings, Inc. (Household Products)	205	5,812
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	479	2,352
Energy Recovery, Inc.* (Machinery)	171	3,321
Energy Vault Holdings, Inc.* (Electrical Equipment)	77	772
Enerpac Tool Group Corp. (Machinery)	187	3,557
EnerSys (Electrical Equipment)	127	7,488
Eneti, Inc. (Marine)	70	430
Enfusion, Inc.*—Class A (Software)	78	796
EngageSmart, Inc.* (Software)	107	1,721
Ennis, Inc. (Commercial Services & Supplies)	78	1,578
Enochian Biosciences, Inc.* (Biotechnology)	61	118
Enova International, Inc.* (Consumer Finance)	98	2,824
Enovix Corp.* (Electrical Equipment)	334	2,976
EnPro Industries, Inc. (Machinery)	64	5,244
Enstar Group, Ltd.* (Insurance)	36	7,703
Entercom Communications Corp.* (Media)	367	346
Enterprise Bancorp, Inc. (Banks)	29	934
Enterprise Financial Services Corp. (Banks)	108	4,482
Entravision Communications Corp.—Class A (Media)	182	830
Envestnet, Inc.* (Software)	169	8,918
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	81	4,303
EQRx, Inc.* (Biotechnology)	420	1,970
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,263	8,033
Equity Bancshares, Inc.—Class A (Banks)	47	1,371
Equity Commonwealth* (Equity Real Estate Investment Trusts)	331	9,112
Erasca, Inc.* (Biotechnology)	199	1,108
Ermenegildo Zegna Holditalia SpA*(a) (Consumer Discretionary Products)	145	1,530
ESCO Technologies, Inc. (Machinery)	79	5,401
Esperion Therapeutics, Inc.* (Biotechnology)	194	1,234
Esquire Financial Holdings, Inc. (Banks)	21	699
ESS Tech, Inc.* (Electrical Equipment)	248	697
Essent Group, Ltd. (Thrifts & Mortgage Finance)	324	12,603
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts)	401	8,617
Ethan Allen Interiors, Inc. (Household Durables)	69	1,394
European Wax Center, Inc.—Class A (Diversified Consumer Services)	65	1,145
Eventbrite, Inc.* (Interactive Media & Services)	237	2,434
Everbridge, Inc.* (Software)	122	3,403
EverCommerce, Inc.* (Software)	74	669
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	270	4,404
EverQuote, Inc.*—Class A (Interactive Media & Services)	60	530
EVERTEC, Inc. (IT Services)	185	6,823
EVgo, Inc.*(a) (Specialty Retail)	209	1,256
Evo Payments, Inc.* (IT Services)	145	3,410
Evolent Health, Inc.* (Health Care Technology)	252	7,739
Evolus, Inc.* (Pharmaceuticals)	109	1,264
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	258	686
Evoqua Water Technologies Corp.* (Machinery)	361	11,736
Excelerate Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	57	1,135
ExlService Holdings, Inc.* (IT Services)	99	14,586
eXp World Holdings, Inc. (Real Estate Management & Development)	211	2,483
Exponent, Inc. (Professional Services)	158	14,453
Express, Inc.* (Specialty Retail)	197	386
Expro Group Holdings N.V.* (Energy Equipment & Services)	238	2,742
Extreme Networks, Inc.* (Communications Equipment)	393	3,506
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	80	630
EZCORP, Inc.*—Class A (Consumer Finance)	153	1,149
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	111	436
Fabrinet* (Electronic Equipment, Instruments & Components)	113	9,164
Faraday Future Intelligent Electric, Inc.*(a) (Automobiles)	305	793
Farmers & Merchants Bancorp, Inc./Archbold Ohio (Banks)	37	1,228
Farmers National Bancorp (Banks)	97	1,455
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	141	1,946
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	56	1,726
Fastly, Inc.*—Class A (IT Services)	343	3,982
Fate Therapeutics, Inc.* (Biotechnology)	255	6,319

See accompanying notes to financial statements.

220 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Fathom Digital Manufacturing C* (Machinery)	31	$120
FB Financial Corp. (Banks)	111	4,353
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	28	2,734
Federal Signal Corp. (Machinery)	183	6,515
Federated Hermes, Inc.—Class B (Capital Markets)	270	8,583
FibroGen, Inc.* (Biotechnology)	269	2,841
Figs, Inc.*—Class A (Health Care Equipment & Supplies)	392	3,571
Finance Of America Cos., Inc.*—Class A (Thrifts & Mortgage Finance)	119	187
Financial Institutions, Inc. (Banks)	46	1,197
First Advantage Corp.* (Professional Services)	181	2,293
First Bancorp (Banks)	108	3,769
First Bancorp (Banks)	602	7,772
First Bank/Hamilton NJ (Banks)	48	671
First Busey Corp. (Banks)	159	3,633
First Business Financial Services, Inc. (Banks)	25	780
First Commonwealth Financial Corp. (Banks)	287	3,852
First Community Bancshares, Inc. (Banks)	50	1,471
First Financial Bancorp (Banks)	286	5,548
First Financial Bankshares, Inc. (Banks)	399	15,668
First Financial Corp. (Banks)	35	1,558
First Foundation, Inc. (Banks)	157	3,215
First Guaranty Bancshares, Inc. (Banks)	19	462
First Internet Bancorp (Banks)	28	1,031
First Interstate BancSystem, Inc.—Class A (Banks)	288	10,976
First Merchants Corp. (Banks)	176	6,269
First Mid Bancshares, Inc. (Banks)	57	2,033
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	30	433
First Western Financial, Inc.* (Banks)	24	653
FirstCash Holdings, Inc. (Consumer Finance)	119	8,271
Fisker, Inc.*(a) (Automobiles)	499	4,276
Five Star Bancorp (Banks)	39	1,030
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	161	5,707
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	88	2,410
Fluence Energy, Inc.* (Electrical Equipment)	110	1,043
Fluor Corp.* (Construction & Engineering)	437	10,636
Flushing Financial Corp. (Banks)	88	1,871
Flywire Corp.* (IT Services)	170	2,997
Focus Financial Partners, Inc.* (Capital Markets)	178	6,063
Focus Universal, Inc.* (Electronic Equipment, Instruments & Components)	54	617
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	62	843
Foot Locker, Inc. (Specialty Retail)	255	6,439
Forestar Group, Inc.* (Real Estate Management & Development)	56	767
ForgeRock, Inc.*—Class A (Software)	86	1,842
Forma Therapeutics Holdings, Inc.* (Biotechnology)	111	765
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	240	9,295
Forrester Research, Inc.* (Professional Services)	35	1,674
Forward Air Corp. (Air Freight & Logistics)	83	7,632
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	143	739
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	246	6,541
Fox Factory Holding Corp.* (Auto Components)	130	10,471
Franchise Group, Inc. (Diversified Consumer Services)	85	2,981
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	259	3,491
Franklin Covey Co.* (Professional Services)	39	1,801
Franklin Electric Co., Inc. (Machinery)	142	10,403
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	303	1,264
Fresh Del Monte Produce, Inc. (Food Products)	94	2,776
Frontdoor, Inc.*—Class A (Diversified Consumer Services)	254	6,116
Frontier Group Holdings, Inc.* (Airlines)	115	1,078
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	383	3,393
FRP Holdings, Inc.* (Real Estate Management & Development)	21	1,267
FTC Solar, Inc.* (Electrical Equipment)	127	460
fuboTV, Inc.* (Interactive Media & Services)	547	1,351
FuelCell Energy, Inc.* (Electrical Equipment)	1,135	4,256
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	105	515
Fulgent Genetics, Inc.* (Health Care Providers & Services)	66	3,599
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	101	614
Fulton Financial Corp. (Banks)	482	6,965
Funko, Inc.* (Distributors)	98	2,187
FutureFuel Corp. (Chemicals)	79	575
FVCBankcorp, Inc.* (Banks)	37	697
Gambling.com Group, Ltd.* (Media)	27	212
GAMCO Investors, Inc.—Class A (Capital Markets)	15	314
Gannett Co., Inc.* (Media)	442	1,282
GATX Corp. (Trading Companies & Distributors)	109	10,263
GCM Grosvenor, Inc.—Class A (Capital Markets)	131	897
GCP Applied Technologies, Inc.* (Chemicals)	153	4,786
Gelesis Holdings, Inc.* (Biotechnology)	30	47
Genco Shipping & Trading, Ltd. (Marine)	113	2,183
Generation Bio Co.* (Biotechnology)	143	938
Genesco, Inc.* (Specialty Retail)	40	1,996
Gentherm, Inc.* (Auto Components)	102	6,366
Genworth Financial, Inc.* (Insurance)	1,564	5,521
German American Bancorp, Inc. (Banks)	85	2,905
Geron Corp.* (Biotechnology)	1,103	1,710
Getty Realty Corp. (Equity Real Estate Investment Trusts)	130	3,445
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	605	1,422
Gibraltar Industries, Inc.* (Building Products)	101	3,914
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	134	2,711
Glacier Bancorp, Inc. (Banks)	341	16,169
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	117	2,204

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 221

Common Stocks, continued

	Shares	Value
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	99	$2,194
Glatfelter Corp. (Paper & Forest Products)	135	929
Glaukos Corp.* (Health Care Equipment & Supplies)	141	6,404
Global Blood Therapeutics, Inc.* (Biotechnology)	191	6,102
Global Industrial Co. (Trading Companies & Distributors)	40	1,351
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	187	2,100
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	320	4,531
Global Water Resources, Inc. (Water Utilities)	40	528
Globalstar, Inc.* (Diversified Telecommunication Services)	2,101	2,584
GMS, Inc.* (Trading Companies & Distributors)	133	5,919
Gogo, Inc.* (Wireless Telecommunication Services)	154	2,493
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	310	7,053
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	63	2,492
Golden Ocean Group, Ltd. (Marine)	377	4,388
Goosehead Insurance, Inc. (Insurance)	59	2,695
GoPro, Inc.*—Class A (Household Durables)	402	2,223
Gossamer Bio, Inc.* (Biotechnology)	193	1,615
GrafTech International, Ltd. (Electrical Equipment)	604	4,270
Graham Holdings Co.—Class B (Diversified Consumer Services)	12	6,802
Granite Construction, Inc. (Construction & Engineering)	140	4,080
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	164	1,569
Gray Television, Inc. (Media)	260	4,391
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	201	2,635
Great Southern Bancorp, Inc. (Banks)	29	1,698
Green Brick Partners, Inc.* (Household Durables)	88	1,722
Green Dot Corp.*—Class A (Consumer Finance)	149	3,741
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	162	4,402
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	10	453
Greenidge Generation Holdings, Inc.* (Software)	39	99
GreenLight Biosciences Holdings PBC* (Biotechnology)	43	95
Greenlight Capital Re, Ltd.*—Class A (Insurance)	80	618
Greif, Inc.—Class A (Containers & Packaging)	79	4,928
Greif, Inc.—Class B (Containers & Packaging)	17	1,059
Grid Dynamics Holdings, Inc.* (IT Services)	149	2,506
Griffon Corp. (Building Products)	141	3,952
Group 1 Automotive, Inc. (Specialty Retail)	49	8,319
Groupon, Inc.* (Internet & Direct Marketing Retail)	66	746
GrowGeneration Corp.* (Specialty Retail)	176	632
GTY Technology Holdings, Inc.* (Software)	125	783
Guaranty Bancshares, Inc. (Banks)	25	906
Guess?, Inc.(a) (Specialty Retail)	105	1,790
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	37	2,942
H&E Equipment Services, Inc. (Trading Companies & Distributors)	98	2,839
H.B. Fuller Co. (Chemicals)	163	9,814
Haemonetics Corp.* (Health Care Equipment & Supplies)	156	10,167
Halozyme Therapeutics, Inc.* (Biotechnology)	417	18,347
Hamilton Lane, Inc. (Capital Markets)	108	7,255
Hancock Whitney Corp. (Banks)	265	11,747
Hanger, Inc.* (Health Care Providers & Services)	116	1,661
Hanmi Financial Corp. (Banks)	93	2,087
Hannon Armstrong Sustainable Infrastructure Capital, Inc.—Class I (Mortgage Real Estate Investment Trusts)	262	9,920
HarborOne Bancorp, Inc. (Banks)	140	1,931
Harmonic, Inc.* (Communications Equipment)	283	2,454
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	81	3,950
Harsco Corp.* (Machinery)	241	1,714
Haverty Furniture Cos., Inc. (Specialty Retail)	46	1,066
Hawaiian Holdings, Inc.* (Airlines)	156	2,232
Hawkins, Inc. (Chemicals)	60	2,162
Haynes International, Inc. (Metals & Mining)	38	1,245
HBT Financial, Inc. (Banks)	31	554
HCI Group, Inc. (Insurance)	22	1,491
Health Catalyst, Inc.* (Health Care Technology)	166	2,405
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	465	12,648
Healthcare Services Group, Inc. (Commercial Services & Supplies)	228	3,969
HealthEquity, Inc.* (Health Care Providers & Services)	255	15,655
HealthStream, Inc.* (Health Care Technology)	74	1,607
Heartland Express, Inc. (Road & Rail)	143	1,989
Heartland Financial USA, Inc. (Banks)	126	5,234
Hecla Mining Co. (Metals & Mining)	1,643	6,441
Heidrick & Struggles International, Inc. (Professional Services)	60	1,942
Helen of Troy, Ltd.* (Household Durables)	73	11,855
Heliogen, Inc.* (Electrical Equipment)	59	124
Helios Technologies, Inc. (Machinery)	100	6,625
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	439	1,361
Helmerich & Payne, Inc. (Energy Equipment & Services)	316	13,606
Herbalife Nutrition, Ltd.* (Personal Products)	304	6,217
Herc Holdings, Inc. (Trading Companies & Distributors)	79	7,122
Heritage Commerce Corp. (Banks)	180	1,924
Heritage Financial Corp. (Banks)	106	2,667
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	48	1,294
Heron Therapeutics, Inc.* (Biotechnology)	316	882
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	96	942

See accompanying notes to financial statements.

222 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Heska Corp.* (Health Care Equipment & Supplies)	30	$2,835
HF Foods Group, Inc.* (Food & Staples Retailing)	111	579
Hibbett, Inc. (Specialty Retail)	39	1,705
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	20	512
Hillenbrand, Inc. (Machinery)	223	9,134
HilleVax, Inc.* (Biotechnology)	40	437
Hillman Solutions Corp.* (Machinery)	413	3,568
Hilltop Holdings, Inc. (Banks)	188	5,012
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	275	9,826
Hims & Hers Health, Inc.* (Health Care Providers & Services)	373	1,690
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	4	1,135
Hippo Holdings, Inc.* (Insurance)	782	687
HireRight Holdings Corp.* (Professional Services)	65	924
HNI Corp. (Commercial Services & Supplies)	130	4,510
Holley, Inc.* (Auto Components)	158	1,659
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	22	751
Home BancShares, Inc. (Banks)	584	12,130
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	24	94
HomeStreet, Inc. (Thrifts & Mortgage Finance)	55	1,907
HomeTrust Bancshares, Inc. (Banks)	45	1,125
Hope Bancorp, Inc. (Banks)	356	4,927
Horace Mann Educators Corp. (Insurance)	128	4,913
Horizon Bancorp, Inc. (Banks)	124	2,160
Hostess Brands, Inc.* (Food Products)	424	8,993
Houlihan Lokey, Inc. (Capital Markets)	157	12,392
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	16	685
Hub Group, Inc.*—Class A (Air Freight & Logistics)	103	7,307
Hudson Technologies, Inc.* (Commercial Services & Supplies)	132	991
Humacyte, Inc.* (Biotechnology)	54	173
Huron Consulting Group, Inc.* (Professional Services)	65	4,224
Hycroft Mining Holding Corp.* (Metals & Mining)	464	515
Hydrofarm Holdings Group, Inc.* (Machinery)	134	466
Hyliion Holdings Corp.* (Machinery)	408	1,314
Hyster-Yale Materials Handling, Inc. (Machinery)	33	1,063
Hyzon Motors, Inc.* (Machinery)	270	794
I3 Verticals, Inc.*—Class A (IT Services)	68	1,701
IBEX Holdings, Ltd.* (Commercial Services & Supplies)	17	287
ICF International, Inc. (Professional Services)	57	5,415
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	86	2,234
Icosavax, Inc.* (Biotechnology)	68	390
Ideaya Biosciences, Inc.* (Biotechnology)	109	1,504
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	68	787
IDT Corp.*—Class B (Diversified Telecommunication Services)	45	1,132
IES Holdings, Inc.* (Construction & Engineering)	27	815
IGM Biosciences, Inc.* (Biotechnology)	31	559
iHeartMedia, Inc.*—Class A (Media)	370	2,919
Imago Biosciences, Inc.* (Biotechnology)	81	1,085
IMAX Corp.* (Entertainment)	151	2,550
ImmunityBio, Inc.* (Biotechnology)	251	934
ImmunoGen, Inc.* (Biotechnology)	659	2,966
Immunovant, Inc.* (Biotechnology)	123	480
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	65	3,814
Inari Medical, Inc.* (Health Care Equipment & Supplies)	148	10,063
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	681	14,117
Independent Bank Corp. (Banks)	143	11,358
Independent Bank Corp. (Banks)	62	1,195
Independent Bank Group, Inc. (Banks)	113	7,674
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	306	1,744
Indus Realty Trust, Inc. (Real Estate Management & Development)	16	950
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	200	2,816
Infinera Corp.* (Communications Equipment)	581	3,114
Information Services Group, Inc. (IT Services)	109	737
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	93	747
Ingevity Corp.* (Chemicals)	120	7,577
Ingles Markets, Inc. (Food & Staples Retailing)	44	3,817
Inhibrx, Inc.* (Biotechnology)	90	1,022
Innospec, Inc. (Chemicals)	76	7,280
Innovage Holding Corp.* (Health Care Providers & Services)	59	258
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	85	9,339
Innovid Corp.* (Media)	69	115
Innoviva, Inc.* (Pharmaceuticals)	194	2,863
Inogen, Inc.* (Health Care Equipment & Supplies)	71	1,717
Inotiv, Inc.* (Life Sciences Tools & Services)	53	509
Inovio Pharmaceuticals, Inc.* (Biotechnology)	675	1,168
Inseego Corp.* (Communications Equipment)	265	501
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	96	8,283
Insmed, Inc.* (Biotechnology)	366	7,218
Insperity, Inc. (Professional Services)	111	11,081
Inspirato, Inc.* (Hotels, Restaurants & Leisure)	32	148
Inspire Medical Systems, Inc.* (Health Care Technology)	84	15,343
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	68	585
Installed Building Products, Inc. (Household Durables)	75	6,237
Insteel Industries, Inc. (Building Products)	57	1,919
Instil Bio, Inc.* (Biotechnology)	214	989
Instructure Holdings, Inc.* (Software)	53	1,203
Intapp, Inc.* (Software)	43	630

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 223

Common Stocks, continued

	Shares	Value
Integer Holdings Corp.* (Health Care Equipment & Supplies)	101	$7,137
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	117	1,162
Intellia Therapeutics, Inc.* (Biotechnology)	232	12,008
Inter Parfums, Inc. (Personal Products)	55	4,018
Intercept Pharmaceuticals, Inc.* (Biotechnology)	75	1,036
InterDigital, Inc. (Communications Equipment)	95	5,776
Interface, Inc. (Commercial Services & Supplies)	180	2,257
International Bancshares Corp. (Banks)	167	6,693
International Game Technology PLC (Hotels, Restaurants & Leisure)	306	5,679
International Money Express, Inc.* (IT Services)	100	2,047
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	151	3,201
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	281	16,040
Intrepid Potash, Inc.* (Chemicals)	34	1,540
InvenTrust Properties Corp. (Equity Real Estate Investment Trusts)	208	5,364
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts)	102	1,499
Investors Title Co. (Insurance)	4	628
Invitae Corp.* (Biotechnology)	707	1,725
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	365	1,599
Iovance Biotherapeutics, Inc.* (Biotechnology)	463	5,112
iRadimed Corp. (Health Care Equipment & Supplies)	22	747
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	92	9,939
Iridium Communications, Inc.* (Diversified Telecommunication Services)	391	14,685
iRobot Corp.* (Household Durables)	82	3,014
IronNet, Inc.* (Software)	199	440
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	420	4,843
iStar, Inc. (Equity Real Estate Investment Trusts)	204	2,797
iTeos Therapeutics, Inc.* (Biotechnology)	72	1,483
Itron, Inc.* (Electronic Equipment, Instruments & Components)	139	6,871
IVERIC bio, Inc.* (Biotechnology)	359	3,454
J & J Snack Foods Corp. (Food Products)	47	6,564
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	65	3,644
Jackson Financial, Inc.—Class A (Diversified Financial Services)	232	6,206
James River Group Holdings, Ltd. (Insurance)	113	2,800
Janus International Group, Inc.* (Building Products)	251	2,267
Janux Therapeutics, Inc.* (Biotechnology)	53	647
JELD-WEN Holding, Inc.* (Building Products)	265	3,866
JOANN, Inc. (Specialty Retail)	34	264
Joby Aviation, Inc.*(a) (Airlines)	771	3,786
John B Sanfilippo & Son, Inc. (Food Products)	27	1,957
John Bean Technologies Corp. (Machinery)	97	10,711
John Marshall Bancorp, Inc. (Banks)	35	789
John Wiley & Sons, Inc.—Class A (Media)	132	6,305
Johnson Outdoors, Inc.—Class A (Leisure Products)	16	979
Jounce Therapeutics, Inc.* (Biotechnology)	129	391
Kadant, Inc. (Machinery)	36	6,565
Kaiser Aluminum Corp. (Metals & Mining)	49	3,875
Kaleyra, Inc.* (Software)	91	186
KalVista Pharmaceuticals, Inc.* (Biotechnology)	75	738
Kaman Corp.—Class A (Trading Companies & Distributors)	86	2,688
KAR Auction Services, Inc.* (Commercial Services & Supplies)	370	5,465
Karat Packaging, Inc.* (Trading Companies & Distributors)	17	290
Karuna Therapeutics, Inc.* (Biotechnology)	81	10,247
Karyopharm Therapeutics, Inc.* (Biotechnology)	234	1,055
KB Home (Household Durables)	246	7,001
Kearny Financial Corp. (Thrifts & Mortgage Finance)	190	2,111
Kelly Services, Inc.—Class A (Professional Services)	108	2,142
Kennametal, Inc. (Machinery)	254	5,900
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	363	6,876
Keros Therapeutics, Inc.* (Biotechnology)	52	1,437
Kezar Life Sciences, Inc.* (Biotechnology)	143	1,183
Kforce, Inc. (Professional Services)	63	3,864
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	74	1,487
Kimball International, Inc.—Class B (Commercial Services & Supplies)	111	851
Kinetik Holdings, Inc.—Class A (Oil, Gas & Consumable Fuels)	51	1,741
Kiniksa Pharmaceuticals, Ltd.*—Class A (Biotechnology)	96	930
Kinnate Biopharma, Inc.* (Biotechnology)	90	1,135
Kinsale Capital Group, Inc. (Insurance)	66	15,156
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	669	11,567
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	159	2,775
KnowBe4, Inc.*—Class A (Software)	224	3,499
Knowles Corp.* (Electronic Equipment, Instruments & Components)	275	4,766
Kodiak Sciences, Inc.* (Biotechnology)	102	779
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	173	5,773
Koppers Holdings, Inc. (Chemicals)	63	1,426
Kore Group Holdings, Inc.* (Wireless Telecommunication Services)	108	332
Korn Ferry (Professional Services)	165	9,573
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,387	8,586
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	380	5,274

See accompanying notes to financial statements.

224 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	221	$3,006
Kronos Bio, Inc.* (Chemicals)	125	455
Kronos Worldwide, Inc. (Chemicals)	68	1,251
Krystal Biotech, Inc.* (Biotechnology)	64	4,202
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	179	7,663
Kura Oncology, Inc.* (Biotechnology)	195	3,574
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	14	693
Kymera Therapeutics, Inc.* (Biotechnology)	116	2,284
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	349	3,678
Lakeland Bancorp, Inc. (Banks)	191	2,792
Lakeland Financial Corp. (Banks)	75	4,982
Lancaster Colony Corp. (Food Products)	60	7,727
Landec Corp.* (Food Products)	80	798
Lands' End, Inc.* (Internet & Direct Marketing Retail)	47	499
Landsea Homes Corp.* (Household Durables)	32	213
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	210	13,865
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	52	3,585
Latch, Inc.* (Software)	216	246
Latham Group, Inc.* (Leisure Products)	135	936
Laureate Education, Inc.—Class A (Diversified Consumer Services)	348	4,026
Lawson Products, Inc.* (Trading Companies & Distributors)	15	771
La-Z-Boy, Inc. (Household Durables)	132	3,130
LCI Industries (Auto Components)	76	8,503
Leafly Holdings, Inc.* (Interactive Media & Services)	13	59
Legacy Housing Corp.* (Household Durables)	27	352
Legalzoom Com, Inc.* (Professional Services)	301	3,308
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	60	2,733
Lemonade, Inc.*(a) (Insurance)	124	2,264
LendingClub Corp.* (Consumer Finance)	311	3,636
LendingTree, Inc.* (Thrifts & Mortgage Finance)	32	1,402
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	224	417
LGI Homes, Inc.* (Household Durables)	64	5,562
LHC Group, Inc.* (Health Care Providers & Services)	92	14,328
Liberty Energy, Inc.* (Energy Equipment & Services)	439	5,602
Liberty Latin America, Ltd.*—Class A (Media)	119	928
Liberty Latin America, Ltd.*—Class C (Media)	470	3,661
Liberty Media Corp-Liberty Braves*—Class A (Entertainment)	31	780
Liberty Media Corp-Liberty Braves*—Class C (Entertainment)	116	2,784
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	406	2,793
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	129	1,662
LifeStance Health Group, Inc.* (Health Care Providers & Services)	222	1,234
Lifetime Brands, Inc. (Household Durables)	39	431
Ligand Pharmaceuticals, Inc.* (Biotechnology)	46	4,104
Lightning eMotors, Inc.* (Machinery)	120	332
Lightwave Logic, Inc.*(a) (Electronic Equipment, Instruments & Components)	343	2,243
Limelight Networks, Inc.* (IT Services)	422	975
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	99	802
Lindsay Corp. (Machinery)	34	4,516
Lions Gate Entertainment Corp.*—Class A (Entertainment)	179	1,666
Lions Gate Entertainment Corp.*—Class B (Entertainment)	358	3,161
Liquidia Corp.* (Pharmaceuticals)	147	641
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	76	1,021
LivaNova PLC* (Health Care Equipment & Supplies)	165	10,307
Live Oak Bancshares, Inc. (Banks)	101	3,423
Livent Corp.* (Chemicals)	498	11,300
LivePerson, Inc.* (Software)	216	3,054
LiveRamp Holdings, Inc.* (IT Services)	206	5,317
LiveVox Holdings, Inc.* (Software)	68	113
LL Flooring Holdings, Inc.* (Specialty Retail)	90	843
Local Bounti Corp.* (Food Products)	58	184
Lordstown Motors Corp.*—Class A (Automobiles)	490	774
Loyalty Ventures, Inc.* (Media)	62	221
LSB Industries, Inc.* (Chemicals)	97	1,344
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	120	4,607
Lulu's Fashion Lounge Holdings, Inc.* (Internet & Direct Marketing Retail)	18	195
Luminar Technologies, Inc.* (Auto Components)	733	4,347
Luther Burbank Corp. (Thrifts & Mortgage Finance)	46	600
Luxfer Holdings PLC (Machinery)	86	1,300
LXP Industrial Trust (Equity Real Estate Investment Trusts)	869	9,333
Lyell Immunopharma, Inc.* (Biotechnology)	531	3,462
M.D.C Holdings, Inc. (Household Durables)	176	5,687
M/I Homes, Inc.* (Household Durables)	84	3,331
Macatawa Bank Corp. (Banks)	81	716
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	155	7,146
MacroGenics, Inc.* (Biotechnology)	185	546
Madison Square Garden Entertainment Corp.* (Entertainment)	79	4,157
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	39	2,792
Magnite, Inc.* (Media)	402	3,570
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	513	10,768
Malibu Boats, Inc.* (Leisure Products)	64	3,373
Manning & Napier, Inc. (Capital Markets)	49	611
MannKind Corp.* (Biotechnology)	764	2,911

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 225

Common Stocks, continued

	Shares	Value
ManTech International Corp.—Class A (Professional Services)	92	$8,781
Marathon Digital Holdings, Inc.*(a) (IT Services)	310	1,655
Marcus & Millichap, Inc. (Real Estate Management & Development)	76	2,811
Marine Products Corp. (Leisure Products)	26	247
MarineMax, Inc.* (Specialty Retail)	65	2,348
MarketWise, Inc.* (Capital Markets)	52	187
Markforged Holding Corp.* (Machinery)	338	625
Marqeta, Inc.*—Class A (IT Services)	1,333	10,811
Marten Transport, Ltd. (Road & Rail)	181	3,044
Masonite International Corp.* (Building Products)	69	5,301
MasterCraft Boat Holdings, Inc.* (Leisure Products)	56	1,179
Matador Resources Co. (Oil, Gas & Consumable Fuels)	346	16,119
Materion Corp. (Metals & Mining)	63	4,645
Matson, Inc. (Marine)	123	8,964
Matterport, Inc.* (Software)	672	2,460
Matthews International Corp.—Class A (Commercial Services & Supplies)	94	2,695
Maxar Technologies, Inc. (Aerospace & Defense)	223	5,818
MaxCyte, Inc.* (Biotechnology)	267	1,263
MAXIMUS, Inc. (IT Services)	189	11,814
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	221	7,510
MBIA, Inc.* (Insurance)	148	1,828
McGrath RentCorp (Commercial Services & Supplies)	74	5,624
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	73	719
Medifast, Inc. (Personal Products)	35	6,318
MEDNAX, Inc.* (Health Care Providers & Services)	264	5,547
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	85	12,723
MeiraGTx Holdings PLC* (Biotechnology)	93	704
Mercantile Bank Corp. (Banks)	47	1,502
Merchants Bancorp (Thrifts & Mortgage Finance)	48	1,088
Mercury General Corp. (Insurance)	82	3,633
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	132	4,015
MeridianLink, Inc.* (Software)	71	1,186
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	172	9,334
Meritage Homes Corp.* (Household Durables)	112	8,120
Meritor, Inc.* (Machinery)	216	7,847
Mersana Therapeutics, Inc.* (Biotechnology)	269	1,243
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	15	3,059
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	89	3,442
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	111	4,111
Metrocity Bankshares, Inc. (Banks)	57	1,158
Metropolitan Bank Holding Corp.* (Banks)	32	2,221
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	315	3,386
MGE Energy, Inc. (Electric Utilities)	112	8,717
MGP Ingredients, Inc. (Beverages)	43	4,304
MicroStrategy, Inc.* (Software)	29	4,765
Microvast Holdings, Inc.* (Machinery)	524	1,163
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	509	1,955
Mid Penn Bancorp, Inc. (Banks)	44	1,187
Middlesex Water Co. (Water Utilities)	53	4,647
Midland States Bancorp, Inc. (Banks)	65	1,563
MidWestOne Financial Group, Inc. (Banks)	43	1,278
Miller Industries, Inc. (Machinery)	34	771
MillerKnoll, Inc. (Commercial Services & Supplies)	233	6,121
MiMedx Group, Inc.* (Biotechnology)	347	1,204
Minerals Technologies, Inc. (Chemicals)	101	6,195
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	421	2,425
Mirum Pharmaceuticals, Inc.* (Biotechnology)	49	954
Mission Produce, Inc.* (Food Products)	123	1,753
Mitek System, Inc.* (Software)	130	1,201
Model N, Inc.* (Software)	111	2,839
Modine Manufacturing Co.* (Auto Components)	153	1,611
ModivCare, Inc.* (Health Care Providers & Services)	39	3,296
Moelis & Co. (Capital Markets)	198	7,791
Momentive Global, Inc.* (Software)	407	3,582
Momentus, Inc.* (Aerospace & Defense)	167	361
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	41	2,405
MoneyGram International, Inc.* (IT Services)	288	2,880
Moneylion, Inc.* (IT Services)	444	586
Monro, Inc. (Specialty Retail)	102	4,374
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	198	1,990
Monte Rosa Therapeutics, Inc.* (Biotechnology)	88	851
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	84	2,836
Moog, Inc.—Class A (Aerospace & Defense)	88	6,987
Morphic Holding, Inc.* (Biotechnology)	79	1,714
Motorcar Parts of America, Inc.* (Auto Components)	57	748
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	48	1,485
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	223	8,193
MRC Global, Inc.* (Trading Companies & Distributors)	255	2,540
Mueller Industries, Inc. (Machinery)	172	9,166
Mueller Water Products, Inc.—Class A (Machinery)	479	5,619
Mullen Automotive, Inc.* (Software)	47	48
Multiplan Corp.* (Health Care Technology)	1,161	6,374
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	453	13,676
Murphy USA, Inc. (Specialty Retail)	69	16,067
MVB Financial Corp. (Banks)	31	964

See accompanying notes to financial statements.

226 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Myers Industries, Inc. (Containers & Packaging)	111	$2,523
MYR Group, Inc.* (Construction & Engineering)	51	4,495
Myriad Genetics, Inc.* (Biotechnology)	244	4,433
N-Able, Inc.* (Software)	209	1,881
Nabors Industries, Ltd.* (Energy Equipment & Services)	28	3,749
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	12	455
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	143	1,816
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	129	1,458
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	90	1,853
National Bank Holdings Corp. (Banks)	90	3,444
National Beverage Corp. (Beverages)	73	3,573
National Energy Services Reunited Corp.* (Energy Equipment & Services)	117	793
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	136	8,243
National Healthcare Corp. (Health Care Providers & Services)	39	2,726
National Presto Industries, Inc. (Aerospace & Defense)	16	1,050
National Research Corp. (Health Care Providers & Services)	44	1,684
National Vision Holdings, Inc.* (Specialty Retail)	249	6,847
National Western Life Group, Inc.—Class A (Insurance)	7	1,419
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	28	447
Nature's Sunshine Products, Inc.* (Personal Products)	42	448
Natus Medical, Inc.* (Health Care Equipment & Supplies)	106	3,474
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	146	393
Navient Corp. (Consumer Finance)	357	4,994
NBT Bancorp, Inc. (Banks)	128	4,812
Neenah, Inc. (Paper & Forest Products)	52	1,775
Nektar Therapeutics* (Pharmaceuticals)	557	2,117
Nelnet, Inc.—Class A (Consumer Finance)	46	3,922
NEOGAMES SA* (Hotels, Restaurants & Leisure)	40	536
Neogen Corp.* (Health Care Equipment & Supplies)	332	7,998
NeoGenomics, Inc.* (Life Sciences Tools & Services)	381	3,105
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	161	2,533
NerdWallet, Inc.*—Class A (Interactive Media & Services)	79	626
Nerdy, Inc.* (Diversified Consumer Services)	166	354
NETGEAR, Inc.* (Communications Equipment)	87	1,611
NetScout Systems, Inc.* (Communications Equipment)	217	7,345
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	148	2,793
Nevro Corp.* (Health Care Equipment & Supplies)	107	4,690
New Jersey Resources Corp. (Gas Utilities)	296	13,181
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,168	3,224
Newmark Group, Inc. (Real Estate Management & Development)	454	4,390
Newpark Resources, Inc.* (Energy Equipment & Services)	260	803
Nexpoint Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	24	486
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	70	4,376
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	95	422
NextGen Healthcare, Inc.* (Health Care Technology)	171	2,982
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	541	5,145
NextNav, Inc.* (Software)	150	341
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	120	1,538
NI Holdings, Inc.* (Insurance)	26	427
Nicolet Bankshares, Inc.* (Banks)	38	2,749
Nikola Corp.*(a) (Machinery)	897	4,270
Nkarta, Inc.* (Biotechnology)	100	1,232
NL Industries, Inc. (Commercial Services & Supplies)	26	257
nLight, Inc.* (Electronic Equipment, Instruments & Components)	135	1,380
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	260	4,329
Noble Corp.* (Energy Equipment & Services)	116	2,941
Noodles & Co.* (Hotels, Restaurants & Leisure)	126	592
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	584	1,244
Northeast Bank (Banks)	21	767
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	201	5,077
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	134	1,746
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	373	4,774
Northwest Natural Holding Co. (Gas Utilities)	105	5,576
Northwest Pipe Co.* (Construction & Engineering)	30	898
NorthWestern Corp. (Multi-Utilities)	167	9,841
Novagold Resources, Inc.* (Metals & Mining)	735	3,535
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	109	13,218
NOW, Inc.* (Trading Companies & Distributors)	339	3,315
Nu Skin Enterprises, Inc.—Class A (Personal Products)	153	6,625
Nurix Therapeutics, Inc.* (Biotechnology)	136	1,723
NuScale Power Corp.* (Electrical Equipment)	53	529
Nutex Health, Inc.* (Health Care Technology)	119	384
Nuvalent, Inc.*—Class A (Biotechnology)	52	705

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 227

Common Stocks, continued

	Shares	Value
NuVasive, Inc.* (Health Care Equipment & Supplies)	161	$7,915
Nuvation Bio, Inc.* (Pharmaceuticals)	357	1,157
NV5 Global, Inc.* (Construction & Engineering)	42	4,903
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	130	15,815
Oceaneering International, Inc.* (Energy Equipment & Services)	307	3,279
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	178	3,405
Ocugen, Inc.*(a) (Biotechnology)	657	1,491
Ocular Therapeutix, Inc.* (Pharmaceuticals)	237	953
Offerpad Solutions, Inc.* (Real Estate Management & Development)	210	458
Office Properties Income Trust (Equity Real Estate Investment Trusts)	147	2,933
OFG Bancorp (Banks)	146	3,708
O-I Glass, Inc.* (Containers & Packaging)	478	6,692
Oil States International, Inc.* (Energy Equipment & Services)	187	1,014
Old National Bancorp (Banks)	901	13,325
Old Second Bancorp, Inc. (Banks)	130	1,739
Olo, Inc.*—Class A (Software)	276	2,724
Olympic Steel, Inc. (Metals & Mining)	29	747
Omega Flex, Inc. (Machinery)	10	1,076
Omnicell, Inc.* (Health Care Technology)	135	15,355
ON24, Inc.* (Software)	128	1,215
Ondas Holdings, Inc.* (Communications Equipment)	105	566
ONE Gas, Inc. (Gas Utilities)	165	13,396
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	50	1,299
OneSpan, Inc.* (Software)	123	1,464
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	204	1,463
Onewater Marine, Inc.* (Specialty Retail)	34	1,124
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	152	10,600
Ooma, Inc.* (Diversified Telecommunication Services)	70	829
Open Lending Corp.*—Class A (Capital Markets)	324	3,315
OPKO Health, Inc.* (Biotechnology)	1,240	3,137
Oportun Financial Corp.* (Consumer Finance)	85	703
Oppenheimer Holdings, Inc.—Class A (Capital Markets)	27	892
OppFi, Inc.* (Consumer Finance)	41	135
OptimizeRx Corp.* (Health Care Technology)	54	1,479
Option Care Health, Inc.* (Health Care Providers & Services)	441	12,255
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	224	607
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	547	1,559
Organogenesis Holdings, Inc.* (Biotechnology)	215	1,049
Origin Bancorp, Inc. (Banks)	69	2,677
Origin Materials, Inc.* (Chemicals)	327	1,674
Orion Engineered Carbons SA (Chemicals)	186	2,889
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts)	175	1,918
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	139	10,890
Orrstown Financial Services, Inc. (Banks)	33	798
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	59	1,389
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	44	1,899
Oscar Health, Inc.*—Class A (Insurance)	363	1,543
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	50	4,272
Otter Tail Corp. (Electric Utilities)	126	8,458
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	419	679
Outbrain, Inc.* (Interactive Media & Services)	123	619
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	450	7,628
Outlook Therapeutics, Inc.* (Biotechnology)	364	371
Outset Medical, Inc.* (Health Care Equipment & Supplies)	147	2,184
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	131	3,276
Owens & Minor, Inc. (Health Care Providers & Services)	227	7,139
Owlet, Inc.* (Health Care Equipment & Supplies)	51	87
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	48	4,260
P3 Health Partners, Inc.* (Health Care Providers & Services)	78	290
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	694	3,067
Pacific Premier Bancorp, Inc. (Banks)	288	8,421
Pacira BioSciences, Inc.* (Pharmaceuticals)	138	8,046
Pactiv Evergreen, Inc. (Containers & Packaging)	133	1,325
PagerDuty, Inc.* (Software)	261	6,468
Palomar Holdings, Inc.* (Insurance)	75	4,830
PAM Transportation Services, Inc.* (Road & Rail)	20	548
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	101	8,436
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	150	2,339
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	81	3,037
Paragon 28, Inc.* (Health Care Equipment & Supplies)	142	2,254
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	573	4,143
Pardes Biosciences, Inc.* (Biotechnology)	87	267
Park Aerospace Corp. (Aerospace & Defense)	60	766
Park National Corp. (Banks)	44	5,335
Parke Bancorp, Inc. (Banks)	31	650
Parsons Corp.* (Aerospace & Defense)	103	4,163
Party City Holdco, Inc.* (Specialty Retail)	335	442
Patrick Industries, Inc. (Auto Components)	67	3,473
Patterson Cos., Inc. (Health Care Providers & Services)	268	8,120

See accompanying notes to financial statements.

228 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	659	$10,386
Paya Holdings, Inc.* (IT Services)	269	1,767
Payoneer Global, Inc.* (IT Services)	665	2,607
Paysafe, Ltd.* (IT Services)	1,039	2,026
PBF Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	297	8,619
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	35	1,542
PCB Bancorp (Banks)	36	672
PCSB Financial Corp. (Thrifts & Mortgage Finance)	38	725
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	93	2,000
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	362	7,721
Peapack Gladstone Financial Corp. (Banks)	53	1,574
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	399	6,611
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	91	3,978
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	283	3,914
Peoples Bancorp, Inc. (Banks)	85	2,261
Peoples Financial Services Corp. (Banks)	21	1,173
PepGen, Inc.* (Biotechnology)	26	258
Perdoceo Education Corp.* (Diversified Consumer Services)	210	2,474
Perella Weinberg Partners (Capital Markets)	143	834
Perficient, Inc.* (IT Services)	105	9,627
Perimeter Solutions SA* (Chemicals)	374	4,054
Petiq, Inc.* (Health Care Providers & Services)	84	1,410
PetMed Express, Inc. (Internet & Direct Marketing Retail)	62	1,234
PFSweb, Inc.* (IT Services)	51	600
PGT Innovations, Inc.* (Building Products)	181	3,012
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	71	599
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	63	1,205
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts)	351	11,727
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	184	3,584
Phreesia, Inc.* (Health Care Technology)	151	3,777
Physicians Realty Trust (Equity Real Estate Investment Trusts)	691	12,058
Piedmont Lithium, Inc.* (Metals & Mining)	53	1,930
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	378	4,959
Ping Identity Holding Corp.* (Software)	237	4,299
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	36	353
Piper Sandler Cos. (Capital Markets)	53	6,008
Pitney Bowes, Inc. (Commercial Services & Supplies)	532	1,926
PJT Partners, Inc.—Class A (Capital Markets)	74	5,201
Planet Labs PBC* (Professional Services)	478	2,070
Plantronics, Inc.* (Communications Equipment)	130	5,158
Playstudios, Inc.* (Entertainment)	243	1,040
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	96	614
Plexus Corp.* (Electronic Equipment, Instruments & Components)	84	6,594
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	116	2,035
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	113	1,610
PNM Resources, Inc. (Electric Utilities)	263	12,566
Point BioPharma Global, Inc.* (Biotechnology)	227	1,546
PolyMet Mining Corp.* (Metals & Mining)	90	248
Porch Group, Inc.* (Internet & Direct Marketing Retail)	248	635
Portillo's, Inc.*(a)—Class A (Hotels, Restaurants & Leisure)	61	997
Portland General Electric Co. (Electric Utilities)	275	13,292
Poshmark, Inc.*—Class A (Internet & Direct Marketing Retail)	141	1,426
Postal Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	54	805
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	210	9,280
Powell Industries, Inc. (Electrical Equipment)	28	654
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	178	13,352
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	140	1,687
PRA Group, Inc.* (Consumer Finance)	122	4,436
Praxis Precision Medicines, Inc.* (Biotechnology)	116	284
Precigen, Inc.* (Biotechnology)	310	415
Preferred Bank (Banks)	42	2,857
Preformed Line Products Co. (Electrical Equipment)	8	492
Premier Financial Corp. (Thrifts & Mortgage Finance)	109	2,763
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	155	9,115
PriceSmart, Inc. (Food & Staples Retailing)	76	5,444
Primis Financial Corp. (Banks)	68	927
Primo Water Corp. (Beverages)	484	6,476
Primoris Services Corp. (Construction & Engineering)	163	3,547
Priority Technology Holdings, Inc.* (IT Services)	55	182
Privia Health Group, Inc.* (Health Care Providers & Services)	133	3,873
ProAssurance Corp. (Insurance)	166	3,923
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	79	2,583
Professional Holding Corp.*—Class A (Banks)	40	802
PROG Holdings, Inc.* (Consumer Finance)	166	2,739
Progress Software Corp. (Software)	134	6,070
Progyny, Inc.* (Health Care Providers & Services)	230	6,682
Prometheus Biosciences, Inc.* (Biotechnology)	90	2,541
ProPetro Holding Corp.* (Energy Equipment & Services)	268	2,680
PROS Holdings, Inc.* (Software)	126	3,305

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 229

Common Stocks, continued

	Shares		Value
Protagonist Therapeutics, Inc.* (Biotechnology)	141		$1,115
Proterra, Inc.* (Machinery)	679		3,151
Prothena Corp. PLC* (Biotechnology)	109		2,959
Proto Labs, Inc.* (Machinery)	85		4,066
Provention Bio, Inc.* (Pharmaceuticals)	172		688
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	44		691
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	229		5,098
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	62		11,603
PTC Therapeutics, Inc.* (Biotechnology)	216		8,653
PubMatic, Inc.*—Class A (Media)	128		2,034
Pulmonx Corp.* (Health Care Equipment & Supplies)	105		1,546
Pure Cycle Corp.* (Water Utilities)	60		632
PureCycle Technologies, Inc.* (Chemicals)	326		2,419
Purple Innovation, Inc.* (Household Durables)	169		517
Pzena Investment Management, Inc.—Class A (Capital Markets)	51		336
Q2 Holdings, Inc.* (Software)	172		6,634
QCR Holdings, Inc. (Banks)	51		2,753
Quad/Graphics, Inc.* (Commercial Services & Supplies)	107		294
Quaker Chemical Corp. (Chemicals)	42		6,280
Qualys, Inc.* (Software)	120		15,137
Quanex Building Products Corp. (Building Products)	102		2,321
Quanterix Corp.* (Life Sciences Tools & Services)	104		1,684
Quantum-Si, Inc.* (Life Sciences Tools & Services)	281		652
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	—	(b)	9
QuinStreet, Inc.* (Interactive Media & Services)	159		1,600
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	274		814
Qurate Retail, Inc.—Class A (Internet & Direct Marketing Retail)	1,075		3,085
R1 RCM, Inc.* (Health Care Providers & Services)	415		8,698
Rackspace Technology, Inc.* (IT Services)	177		1,269
Radian Group, Inc. (Thrifts & Mortgage Finance)	532		10,454
Radiant Logistics, Inc.* (Air Freight & Logistics)	116		861
Radius Global Infrastructure, Inc.*—Class A (Diversified Telecommunication Services)	229		3,495
Radius Health, Inc.* (Biotechnology)	144		1,493
RadNet, Inc.* (Health Care Providers & Services)	150		2,592
Rallybio Corp.* (Biotechnology)	49		370
Ramaco Resources, Inc. (Metals & Mining)	69		907
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	337		7,242
Ranger Oil Corp.* (Oil, Gas & Consumable Fuels)	65		2,137
Ranpak Holdings Corp.* (Containers & Packaging)	133		931
Rapid7, Inc.* (Software)	178		11,890
RAPT Therapeutics, Inc.* (Biotechnology)	80		1,460
Rayonier Advanced Materials, Inc.* (Chemicals)	190		498
RBB Bancorp (Banks)	46		951
RBC Bearings, Inc.* (Machinery)	88		16,276
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	27		1,306
RE/MAX Holdings, Inc. (Real Estate Management & Development)	58		1,422
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	228		2,718
Realogy Holdings Corp.* (Real Estate Management & Development)	356		3,499
Reata Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	85		2,583
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	415		3,378
Red River Bancshares, Inc. (Banks)	13		703
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	164		5,471
Red Violet, Inc.* (Professional Services)	29		552
Redbox Entertainment, Inc.* (Entertainment)	20		148
Redfin Corp.* (Real Estate Management & Development)	323		2,662
Redwire Corp.* (Aerospace & Defense)	59		179
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	369		2,845
REGENXBIO, Inc.* (Biotechnology)	123		3,038
Regional Management Corp. (Consumer Finance)	24		897
Relay Therapeutics, Inc.* (Biotechnology)	235		3,936
Relmada Therapeutics, Inc.* (Pharmaceuticals)	84		1,595
Remitly Global, Inc.* (IT Services)	258		1,976
Renasant Corp. (Banks)	168		4,840
Rent the Runway, Inc.*—Class A (Internet & Direct Marketing Retail)	143		439
Rent-A-Center, Inc. (Specialty Retail)	163		3,170
Repay Holdings Corp.* (IT Services)	269		3,457
Replimune Group, Inc.* (Biotechnology)	93		1,626
Republic Bancorp, Inc.—Class A (Banks)	27		1,303
Republic First Bancorp, Inc.* (Banks)	149		568
Reservoir Media, Inc.* (Entertainment)	63		411
Resideo Technologies, Inc.* (Building Products)	444		8,622
Resolute Forest Products, Inc.* (Paper & Forest Products)	141		1,799
Resources Connection, Inc. (Professional Services)	98		1,996
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	370		5,839
REV Group, Inc. (Machinery)	107		1,163
Revance Therapeutics, Inc.* (Pharmaceuticals)	215		2,971
REVOLUTION Medicines, Inc.* (Biotechnology)	194		3,781
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	125		3,239
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	16		1,357

See accompanying notes to financial statements.

230 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Ribbon Communications, Inc.* (Communications Equipment)	222	$675
Rigel Pharmaceuticals, Inc.* (Biotechnology)	530	599
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	98	360
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	32	774
Rimini Street, Inc.* (Software)	149	895
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	266	708
Riot Blockchain, Inc.* (Software)	360	1,508
Rite Aid Corp.* (Food & Staples Retailing)	168	1,132
RLI Corp. (Insurance)	120	13,991
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	505	5,570
Rocket Lab USA, Inc.* (Aerospace & Defense)	655	2,482
Rocket Pharmaceuticals, Inc.* (Biotechnology)	134	1,844
Rockley Photonics Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	313	682
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	21	718
Rogers Corp.* (Electronic Equipment, Instruments & Components)	58	15,202
Root, Inc.*—Class A (Insurance)	429	511
Rover Group, Inc.* (Diversified Consumer Services)	285	1,072
RPC, Inc.* (Energy Equipment & Services)	228	1,575
RPT Realty (Equity Real Estate Investment Trusts)	256	2,516
RumbleON, Inc.*—Class B (Internet & Direct Marketing Retail)	32	471
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	130	6,266
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	21	1,042
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	187	873
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	100	1,626
RxSight, Inc.* (Health Care Equipment & Supplies)	63	887
Ryerson Holding Corp. (Metals & Mining)	51	1,086
Ryman Hospitality Properties, Inc.*—Class I (Equity Real Estate Investment Trusts)	165	12,545
S&T Bancorp, Inc. (Banks)	120	3,292
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	709	9,905
Sabre Corp.* (IT Services)	1,002	5,842
Safe Bulkers, Inc. (Marine)	225	860
Safehold, Inc. (Equity Real Estate Investment Trusts)	67	2,370
Safety Insurance Group, Inc. (Insurance)	44	4,272
Sage Therapeutics, Inc.* (Biotechnology)	160	5,168
Saia, Inc.* (Road & Rail)	82	15,415
Sailpoint Technologies Holding, Inc.* (Software)	286	17,925
Sally Beauty Holdings, Inc.* (Specialty Retail)	329	3,922
Sana Biotechnology, Inc.* (Biotechnology)	273	1,755
Sanderson Farms, Inc. (Food Products)	66	14,224
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	98	1,536
Sandy Spring Bancorp, Inc. (Banks)	136	5,314
Sangamo Therapeutics, Inc.* (Biotechnology)	368	1,524
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	184	7,494
Sapiens International Corp. N.V. (Software)	94	2,274
Sarcos Technology and Robotics Corp.* (Machinery)	233	620
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	36	1,696
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	79	2,460
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	80	2,627
Scholastic Corp. (Media)	85	3,057
Schrodinger, Inc.* (Health Care Technology)	166	4,384
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	97	2,437
Science 37 Holdings, Inc.* (Life Sciences Tools & Services)	191	384
Scientific Games Corp. A* (Hotels, Restaurants & Leisure)	301	14,144
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	153	5,280
Sculptor Capital Management, Inc. (Capital Markets)	81	676
Seacoast Banking Corp. of Florida (Banks)	186	6,145
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	109	616
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	139	6,141
SecureWorks Corp.*—Class A (Software)	30	326
Seer, Inc.* (Life Sciences Tools & Services)	159	1,423
Select Energy Services, Inc.* (Energy Equipment & Services)	219	1,494
Select Medical Holdings Corp. (Health Care Providers & Services)	332	7,842
Selective Insurance Group, Inc. (Insurance)	183	15,909
Selectquote, Inc.* (Insurance)	411	1,019
Sema4 Holdings Corp.* (Health Care Technology)	486	612
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	194	10,664
Seneca Foods Corp.*—Class A (Food Products)	18	1,000
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	1,407	1,449
Sensient Technologies Corp. (Chemicals)	129	10,392
Seres Therapeutics, Inc.* (Biotechnology)	216	741
Seritage Growth Properties*—Class A (Equity Real Estate Investment Trusts)	135	703
Service Properties Trust (Equity Real Estate Investment Trusts)	505	2,641
ServisFirst Bancshares, Inc. (Banks)	154	12,154
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	353	3,350
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	115	4,540
Sharecare, Inc.* (Health Care Technology)	188	297
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	149	3,308

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 231

Common Stocks, continued

	Shares	Value
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	344	$5,669
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	109	20,837
Shoe Carnival, Inc. (Specialty Retail)	54	1,167
Shore Bancshares, Inc. (Banks)	55	1,018
ShotSpotter, Inc.* (Software)	27	727
Shutterstock, Inc. (Internet & Direct Marketing Retail)	74	4,240
SI-BONE, Inc.* (Health Care Equipment & Supplies)	103	1,360
Sierra Bancorp (Banks)	42	913
SIGA Technologies, Inc. (Pharmaceuticals)	145	1,679
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	66	593
Signet Jewelers, Ltd. (Specialty Retail)	143	7,644
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	111	15,565
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	106	3,857
Silverbow Resources, Inc.* (Oil, Gas & Consumable Fuels)	36	1,021
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	30	492
Silvergate Capital Corp.*—Class A (Banks)	96	5,139
Simmons First National Corp.—Class A (Banks)	384	8,164
Simpson Manufacturing Co., Inc. (Building Products)	133	13,381
Simulations Plus, Inc. (Health Care Technology)	48	2,368
Sinclair Broadcast Group, Inc.—Class A (Media)	128	2,611
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	171	653
SiriusPoint, Ltd.* (Insurance)	283	1,534
SITE Centers Corp. (Equity Real Estate Investment Trusts)	598	8,055
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	49	7,988
Sitio Royalties Corp. (Oil, Gas & Consumable Fuels)	36	834
SJW Corp. (Water Utilities)	83	5,180
Skillsoft Corp.* (Professional Services)	249	876
Skillz, Inc.* (Entertainment)	939	1,164
Skyline Champion Corp.* (Household Durables)	164	7,777
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	33	199
SkyWest, Inc.* (Airlines)	153	3,251
Sleep Number Corp.* (Specialty Retail)	66	2,043
SM Energy Co. (Oil, Gas & Consumable Fuels)	372	12,719
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	151	2,472
SmartFinancial, Inc. (Banks)	48	1,160
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	365	1,650
Smith & Wesson Brands, Inc. (Leisure Products)	139	1,825
Snap One Holdings Corp.* (Household Durables)	55	504
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	97	1,055
SolarWinds Corp. (IT Services)	148	1,517
Solid Power, Inc.* (Auto Components)	174	936
Solo Brands, Inc.*—Class A (Leisure Products)	67	272
Somalogic, Inc.* (Life Sciences Tools & Services)	460	2,079
Sonder Holdings, Inc.* (Hotels, Restaurants & Leisure)	134	139
Sonic Automotive, Inc.—Class A (Specialty Retail)	62	2,271
Sonos, Inc.* (Household Durables)	392	7,072
Sorrento Therapeutics, Inc.* (Biotechnology)	1,168	2,348
South Jersey Industries, Inc. (Gas Utilities)	377	12,871
South Plains Financial, Inc. (Banks)	31	748
Southern First Bancshares, Inc.* (Banks)	23	1,003
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	24	1,086
Southside Bancshares, Inc. (Banks)	94	3,517
SouthState Corp. (Banks)	230	17,744
Southwest Gas Holdings, Inc. (Gas Utilities)	203	17,677
Sovos Brands, Inc.* (Food Products)	87	1,381
SP Plus Corp.* (Commercial Services & Supplies)	71	2,181
SpartanNash Co. (Food & Staples Retailing)	110	3,319
Spire Global, Inc.* (Technology Hardware, Storage & Peripherals)	384	445
Spire, Inc. (Gas Utilities)	157	11,676
Spirit Airlines, Inc.* (Airlines)	335	7,986
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	134	1,285
SpringWorks Therapeutics, Inc.* (Biotechnology)	107	2,634
Sprout Social, Inc.*—Class A (Software)	141	8,188
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	337	8,533
SPS Commerce, Inc.* (Software)	111	12,549
SPX Corp.* (Machinery)	136	7,186
Squarespace, Inc.*—Class A (IT Services)	96	2,008
STAAR Surgical Co.* (Health Care Equipment & Supplies)	147	10,426
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	554	17,109
Stagwell, Inc.* (Media)	240	1,303
Standard Motor Products, Inc. (Auto Components)	63	2,834
Standex International Corp. (Machinery)	37	3,137
Starry Group Holdings, Inc.*—Class A (Diversified Telecommunication Services)	73	301
Steelcase, Inc.—Class A (Commercial Services & Supplies)	265	2,843
Stem, Inc.* (Electrical Equipment)	443	3,172
Stepan Co. (Chemicals)	66	6,689
StepStone Group, Inc.—Class A (Capital Markets)	162	4,217
Sterling Bancorp, Inc.* (Thrifts & Mortgage Finance)	53	302

See accompanying notes to financial statements.

232 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Sterling Check Corp.* (Professional Services)	73	$1,191
Sterling Construction Co., Inc.* (Construction & Engineering)	90	1,973
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	242	7,795
Stewart Information Services Corp. (Insurance)	82	4,080
Stitch Fix, Inc.*—Class A (Internet & Direct Marketing Retail)	250	1,235
Stock Yards Bancorp, Inc. (Banks)	88	5,264
Stoke Therapeutics, Inc.* (Biotechnology)	69	911
StoneCo, Ltd.*—Class A (IT Services)	851	6,553
StoneMor, Inc.* (Diversified Consumer Services)	84	287
Stoneridge, Inc.* (Auto Components)	81	1,389
StoneX Group, Inc.* (Capital Markets)	53	4,138
Strategic Education, Inc. (Diversified Consumer Services)	71	5,011
Stratus Properties, Inc.* (Real Estate Management & Development)	18	580
Stride, Inc.* (Diversified Consumer Services)	125	5,099
Sturm Ruger & Co., Inc. (Leisure Products)	53	3,373
Summit Financial Group, Inc. (Banks)	34	945
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	322	2,341
Summit Materials, Inc.*—Class A (Construction Materials)	364	8,477
Sumo Logic, Inc.* (Software)	262	1,962
Sun Country Airlines Holdings, Inc.* (Airlines)	102	1,871
SunCoke Energy, Inc. (Metals & Mining)	256	1,743
Sunlight Financial Holdings, Inc.* (Consumer Finance)	75	221
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	305	5,621
SunOpta, Inc.* (Food Products)	300	2,334
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	251	3,968
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	660	6,547
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	139	5,609
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	36	639
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	151	4,367
Surgery Partners, Inc.* (Health Care Providers & Services)	122	3,528
Surmodics, Inc.* (Health Care Equipment & Supplies)	42	1,564
Sutro BioPharma, Inc.* (Biotechnology)	135	703
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	41	478
SWK Holdings Corp.* (Diversified Financial Services)	11	192
Sylvamo Corp. (Paper & Forest Products)	109	3,562
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	122	14,402
Syndax Pharmaceuticals, Inc.* (Biotechnology)	159	3,059
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	60	438
Talaris Therapeutics, Inc.* (Biotechnology)	69	311
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	203	3,140
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	311	4,422
Tango Therapeutics, Inc.* (Biotechnology)	143	648
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	94	537
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	56	818
Tattooed Chef, Inc.*(a) (Food Products)	150	945
Taylor Morrison Home Corp.* (Household Durables)	355	8,293
TechTarget, Inc.* (Media)	84	5,521
Teekay Corp.* (Oil, Gas & Consumable Fuels)	214	616
Teekay Tankers, Ltd.*—Class A (Oil, Gas & Consumable Fuels)	70	1,234
TEGNA, Inc. (Media)	685	14,365
Tejon Ranch Co.* (Real Estate Management & Development)	64	993
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	310	4,895
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,567	4,670
Telos Corp.* (Software)	165	1,333
Tenable Holdings, Inc.* (Software)	338	15,348
Tenaya Therapeutics, Inc.* (Biotechnology)	86	484
Tennant Co. (Machinery)	57	3,377
Tenneco, Inc.* (Auto Components)	253	4,341
Tenon Medical, Inc.* (Health Care Equipment & Supplies)	10	23
Terawulf, Inc.* (Software)	66	79
Terex Corp. (Machinery)	209	5,720
Terran Orbital Corp.* (Aerospace & Defense)	74	339
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	228	12,706
TETRA Technologies, Inc.* (Energy Equipment & Services)	382	1,551
Texas Capital Bancshares, Inc.* (Banks)	156	8,212
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	210	15,373
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	143	3,920
TG Therapeutics, Inc.* (Biotechnology)	409	1,738
The Andersons, Inc. (Food & Staples Retailing)	98	3,233
The Arena Group Holdings Inc* (Interactive Media & Services)	35	315
The Bancorp, Inc.* (Banks)	171	3,338
The Bank of NT Butterfield & Son, Ltd. (Banks)	153	4,772
The Beachbody Co. Inc* (Diversified Consumer Services)	321	385
The Beauty Health Co.* (Personal Products)	306	3,935
The Brink's Co. (Commercial Services & Supplies)	143	8,682
The Buckle, Inc. (Specialty Retail)	93	2,575
The Cato Corp.—Class A (Specialty Retail)	56	650
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	153	4,042
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	105	4,083
The Children's Place, Inc.* (Specialty Retail)	40	1,557

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 233

Common Stocks, continued

	Shares	Value
The Container Store Group, Inc.* (Specialty Retail)	100	$623
The Duckhorn Portfolio, Inc.* (Beverages)	113	2,380
The E.W. Scripps Co.*—Class A (Media)	180	2,245
The Ensign Group, Inc. (Health Care Providers & Services)	165	12,123
The First Bancorp, Inc. (Banks)	30	904
The First Bancshares, Inc. (Banks)	60	1,716
The First of Long Island Corp. (Banks)	68	1,192
The GEO Group, Inc.* (Equity Real Estate Investment Trusts)	364	2,402
The Goodyear Tire & Rubber Co.* (Auto Components)	862	9,232
The Gorman-Rupp Co. (Machinery)	70	1,981
The Greenbrier Cos., Inc. (Machinery)	98	3,527
The Hackett Group, Inc. (IT Services)	83	1,575
The Hain Celestial Group, Inc.* (Food Products)	231	5,484
The Honest Co., Inc.* (Personal Products)	200	584
The Joint Corp.* (Health Care Providers & Services)	43	658
The Lovesac Co.* (Household Durables)	43	1,183
The Macerich Co. (Equity Real Estate Investment Trusts)	662	5,766
The Manitowoc Co., Inc.* (Machinery)	107	1,127
The Marcus Corp.* (Entertainment)	73	1,078
The Necessity Retail REIT, Inc. (Equity Real Estate Investment Trusts)	410	2,985
The ODP Corp.* (Specialty Retail)	132	3,992
The Oncology Institute Inc* (Health Care Providers & Services)	58	293
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	69	509
The Pennant Group, Inc.* (Health Care Providers & Services)	80	1,025
The RealReal, Inc.* (Internet & Direct Marketing Retail)	261	650
The RMR Group, Inc.—Class A (Real Estate Management & Development)	47	1,332
The Shyft Group, Inc. (Machinery)	106	1,971
The Simply Good Foods Co.* (Food Products)	277	10,461
The St Joe Co. (Real Estate Management & Development)	106	4,193
The Vita Coco Co., Inc.* (Beverages)	86	842
The York Water Co. (Water Utilities)	44	1,779
TherapeuticsMD, Inc.* (Pharmaceuticals)	1	10
Theravance Biopharma, Inc.* (Pharmaceuticals)	198	1,794
Thermon Group Holdings, Inc.* (Electrical Equipment)	102	1,433
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	52	288
Third Coast Bancshares, Inc.* (Banks)	39	854
Thorne HealthTech, Inc.* (Personal Products)	42	203
Thredup, Inc.*—Class A (Internet & Direct Marketing Retail)	180	450
Thryv Holdings, Inc.* (Media)	78	1,746
Tidewater, Inc.* (Energy Equipment & Services)	117	2,468
Tile Shop Holdings, Inc. (Specialty Retail)	112	344
Tilly's, Inc.—Class A (Specialty Retail)	71	498
TimkenSteel Corp.* (Metals & Mining)	142	2,657
Tiptree, Inc. (Insurance)	73	775
Titan International, Inc.* (Machinery)	157	2,371
Titan Machinery, Inc.* (Trading Companies & Distributors)	62	1,389
Tompkins Financial Corp. (Banks)	43	3,100
Tootsie Roll Industries, Inc. (Food Products)	47	1,661
Torrid Holdings, Inc.* (Specialty Retail)	46	199
TowneBank (Banks)	207	5,620
TPG RE Finance Trust, Inc.—Class T (Mortgage Real Estate Investment Trusts)	212	1,910
TPI Composites, Inc.* (Electrical Equipment)	112	1,400
Traeger, Inc.* (Household Durables)	98	417
Transcat, Inc.* (Trading Companies & Distributors)	22	1,250
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	4	159
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	83	2,610
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	66	251
TravelCenters of America, Inc.* (Specialty Retail)	39	1,344
Travere Therapeutics, Inc.* (Biotechnology)	187	4,531
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	102	1,463
Trean Insurance Group, Inc.* (Insurance)	69	430
Tredegar Corp. (Chemicals)	83	830
TreeHouse Foods, Inc.* (Food Products)	156	6,524
Tri Pointe Homes, Inc.* (Household Durables)	315	5,314
Tricida, Inc.* (Pharmaceuticals)	102	987
TriCo Bancshares (Banks)	97	4,427
TriMas Corp. (Containers & Packaging)	130	3,600
TriNet Group, Inc.* (Professional Services)	115	8,926
Trinity Industries, Inc. (Machinery)	256	6,200
Trinseo PLC (Chemicals)	111	4,269
Triton International, Ltd. (Trading Companies & Distributors)	195	10,267
Triumph Bancorp, Inc.* (Banks)	74	4,629
Triumph Group, Inc.* (Aerospace & Defense)	197	2,618
Tronox Holdings PLC—Class A (Chemicals)	359	6,031
TrueBlue, Inc.* (Professional Services)	101	1,808
TrueCar, Inc.* (Interactive Media & Services)	285	738
Trupanion, Inc.* (Insurance)	120	7,231
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	58	1,789
Trustmark Corp. (Banks)	188	5,488
TTEC Holdings, Inc. (IT Services)	58	3,938
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	311	3,888
Tucows, Inc.* (IT Services)	30	1,335
Tupperware Brands Corp.* (Household Durables)	140	888
Turning Point Brands, Inc. (Tobacco)	47	1,275
Turning Point Therapeutics, Inc.* (Biotechnology)	141	10,610
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	48	587
TuSimple Holdings, Inc.*—Class A (Road & Rail)	430	3,109

See accompanying notes to financial statements.

234 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Tutor Perini Corp.* (Construction & Engineering)	129	$1,133
Twist Bioscience Corp.* (Biotechnology)	172	6,013
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,061	5,284
Tyra Biosciences, Inc.* (Biotechnology)	40	286
U.S. Cellular Corp.* (Wireless Telecommunication Services)	46	1,332
U.S. Lime & Minerals, Inc. (Construction Materials)	6	634
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	39	4,259
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	228	2,604
Udemy, Inc.* (Diversified Consumer Services)	222	2,267
UFP Industries, Inc. (Building Products)	187	12,742
UFP Technologies, Inc.* (Containers & Packaging)	21	1,671
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	139	4,138
UMB Financial Corp. (Banks)	135	11,624
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	152	2,684
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	43	605
UniFirst Corp. (Commercial Services & Supplies)	46	7,920
Unisys Corp.* (IT Services)	203	2,442
United Bankshares, Inc. (Banks)	407	14,272
United Community Banks, Inc. (Banks)	327	9,872
United Fire Group, Inc. (Insurance)	66	2,259
United Natural Foods, Inc.* (Food & Staples Retailing)	179	7,053
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	729	6,867
Unitil Corp. (Multi-Utilities)	49	2,877
Unity Bancorp, Inc. (Banks)	22	583
Universal Corp. (Tobacco)	74	4,477
Universal Electronics, Inc.* (Household Durables)	37	946
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	39	2,075
Universal Insurance Holdings, Inc. (Insurance)	80	1,042
Universal Logistics Holdings, Inc. (Road & Rail)	22	601
Universal Technical Institute, Inc.* (Diversified Consumer Services)	99	706
Univest Financial Corp. (Banks)	90	2,290
Upland Software, Inc.* (Software)	89	1,292
Upwork, Inc.* (Professional Services)	368	7,610
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	858	2,643
Urban Edge Properties (Equity Real Estate Investment Trusts)	351	5,339
Urban One, Inc.* (Media)	37	158
Urban One, Inc.* (Media)	25	137
Urban Outfitters, Inc.* (Specialty Retail)	203	3,788
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	643	682
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	91	1,474
USANA Health Sciences, Inc.* (Personal Products)	35	2,533
USCB Financial Holdings, Inc.* (Banks)	33	381
UserTesting, Inc.* (Software)	145	728
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	11	945
Utz Brands, Inc. (Food Products)	202	2,792
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	180	1,249
Vacasa, Inc.*—Class A (Hotels, Restaurants & Leisure)	126	363
Valaris, Ltd.* (Energy Equipment & Services)	187	7,899
Valhi, Inc. (Chemicals)	7	317
Valley National Bancorp (Banks)	1,323	13,771
Value Line, Inc. (Capital Markets)	3	198
Vanda Pharmaceuticals, Inc.* (Biotechnology)	170	1,853
Varex Imaging Corp.* (Health Care Equipment & Supplies)	119	2,545
Varonis Systems, Inc.* (Software)	335	9,822
Vaxart, Inc.* (Biotechnology)	380	1,330
Vaxcyte, Inc.* (Pharmaceuticals)	162	3,525
VBI Vaccines, Inc.* (Biotechnology)	592	479
Vector Group, Ltd. (Tobacco)	442	4,641
Vectrus, Inc.* (Aerospace & Defense)	35	1,171
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	153	2,968
Velo3D, Inc.* (Technology Hardware, Storage & Peripherals)	173	239
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	26	286
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	593	566
Ventyx Biosciences, Inc.* (Pharmaceuticals)	69	844
Vera Therapeutics, Inc.* (Biotechnology)	43	585
Veracyte, Inc.* (Biotechnology)	220	4,378
Vericel Corp.* (Biotechnology)	145	3,651
Verint Systems, Inc.* (Software)	195	8,258
Veris Residential, Inc.* (Equity Real Estate Investment Trusts)	265	3,509
Veritex Holdings, Inc. (Banks)	161	4,711
Veritiv Corp.* (Trading Companies & Distributors)	45	4,885
Veritone, Inc.* (Software)	96	627
Verra Mobility Corp.*—Class C (IT Services)	449	7,054
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	166	1,746
Veru, Inc.* (Personal Products)	200	2,260
Verve Therapeutics, Inc.* (Biotechnology)	113	1,727
Via Renewables, Inc. (Multi-Utilities)	37	283
Viad Corp.* (Commercial Services & Supplies)	62	1,712
Viant Technology, Inc.*—Class A (Software)	43	218
Viavi Solutions, Inc.* (Communications Equipment)	699	9,247
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	168	494
Vicor Corp.* (Electrical Equipment)	68	3,722
Victory Capital Holdings, Inc.—Class A (Capital Markets)	51	1,229
View, Inc.*(a) (Building Products)	343	556
ViewRay, Inc.* (Health Care Equipment & Supplies)	455	1,206

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 235

Common Stocks, continued

	Shares	Value
Village Super Market, Inc.—Class A (Food & Staples Retailing)	26	$593
Vimeo, Inc.* (Interactive Media & Services)	440	2,649
Vinco Ventures, Inc.*(a) (Leisure Products)	564	778
Vintage Wine Estates, Inc.* (Beverages)	99	778
Vir Biotechnology, Inc.* (Biotechnology)	223	5,680
Virgin Galactic Holdings, Inc.*(a) (Aerospace & Defense)	701	4,220
Viridian Therapeutics, Inc.* (Biotechnology)	79	914
Virtus Investment Partners, Inc. (Capital Markets)	22	3,762
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	406	7,235
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	38	1,107
Vista Outdoor, Inc.* (Leisure Products)	172	4,799
VistaGen Therapeutics, Inc.* (Biotechnology)	598	526
Visteon Corp.* (Auto Components)	85	8,804
Vital Farms, Inc.* (Food Products)	92	805
Vivid Seats, Inc.—Class A (Internet & Direct Marketing Retail)	76	568
Vivint Smart Home, Inc.* (Diversified Consumer Services)	292	1,016
Vizio Holding Corp.*—Class A (Semiconductors & Semiconductor Equipment)	208	1,419
Volta, Inc.* (Specialty Retail)	375	488
Vonage Holdings Corp.* (Software)	789	14,865
VSE Corp. (Commercial Services & Supplies)	33	1,240
Vuzix Corp.*(a) (Household Durables)	182	1,292
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	291	1,257
Wabash National Corp. (Machinery)	149	2,023
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	94	9,056
Warby Parker, Inc.*—Class A (Specialty Retail)	256	2,883
Warrior Met Coal, Inc. (Metals & Mining)	158	4,836
Washington Federal, Inc. (Thrifts & Mortgage Finance)	199	5,974
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	269	5,732
Washington Trust Bancorp, Inc. (Banks)	53	2,564
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	62	1,057
Watts Water Technologies, Inc.—Class A (Machinery)	84	10,319
WD-40 Co. (Household Products)	42	8,457
Weatherford International PLC* (Energy Equipment & Services)	217	4,594
Weave Communications, Inc.* (Software)	15	46
Weber, Inc.—Class A (Household Durables)	83	598
Weis Markets, Inc. (Food & Staples Retailing)	50	3,727
Wejo Group, Ltd.* (Interactive Media & Services)	70	83
Welbilt, Inc.* (Machinery)	404	9,619
Werner Enterprises, Inc. (Road & Rail)	200	7,708
WesBanco, Inc. (Banks)	179	5,676
West Bancorp, Inc. (Banks)	50	1,217
Westamerica Bancorp (Banks)	80	4,453
Weyco Group, Inc. (Distributors)	18	440
Wheels Up Experience, Inc.* (Airlines)	489	954
Whitestone REIT (Equity Real Estate Investment Trusts)	144	1,548
Whole Earth Brands, Inc.* (Food Products)	125	775
WideOpenWest, Inc.* (Media)	165	3,005
Willdan Group, Inc.* (Professional Services)	36	993
Wingstop, Inc. (Hotels, Restaurants & Leisure)	92	6,879
Winmark Corp. (Specialty Retail)	9	1,760
Winnebago Industries, Inc. (Automobiles)	98	4,760
WisdomTree Investments, Inc. (Capital Markets)	418	2,119
WM Technology, Inc.* (Software)	220	724
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	246	4,959
Workhorse Group, Inc.* (Automobiles)	450	1,170
Workiva, Inc.* (Software)	146	9,635
World Acceptance Corp.* (Consumer Finance)	12	1,347
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	192	3,928
Worthington Industries, Inc. (Metals & Mining)	98	4,322
WSFS Financial Corp. (Thrifts & Mortgage Finance)	198	7,938
WW International, Inc.* (Diversified Consumer Services)	167	1,067
Xencor, Inc.* (Biotechnology)	177	4,844
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	351	5,100
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	407	627
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	351	5,212
Xometry, Inc.*—Class A (Internet & Direct Marketing Retail)	104	3,528
Xos, Inc.* (Machinery)	168	309
XPEL, Inc.* (Auto Components)	66	3,031
Xperi Holding Corp. (Software)	320	4,618
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	52	653
Yelp, Inc.* (Interactive Media & Services)	211	5,859
Yext, Inc.* (Software)	369	1,764
Y-mAbs Therapeutics, Inc.* (Biotechnology)	113	1,710
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	118	3,316
Zeta Global Holdings Corp.*—Class A (Software)	96	434
Ziff Davis, Inc.* (Interactive Media & Services)	140	10,434
Zimvie, Inc.* (Health Care Equipment & Supplies)	64	1,025
ZipRecruiter, Inc.* (Interactive Media & Services)	245	3,631
Zumiez, Inc.* (Specialty Retail)	48	1,248
Zuora, Inc.*—Class A (Software)	347	3,106
Zurn Water Solutions Corp. (Building Products)	381	10,378
Zynex, Inc. (Health Care Equipment & Supplies)	69	551
TOTAL COMMON STOCKS (Cost $6,369,574)		6,987,204

See accompanying notes to financial statements.

236 :: ProFund VP Small-Cap :: Financial Statements

Contingent Right(NM)

	Shares	Value
Zogenix, Inc., CVR*+ (Health Care)(c)	178	$121
TOTAL CONTINGENT RIGHT (Cost $—)		121

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(d)(e) (29.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $3,064,117	$3,064,000	$3,064,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,064,000)		3,064,000

Collateral for Securities Loaned(f) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 1.42%(g)	60,670	$60,670
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $60,670)		60,670
TOTAL INVESTMENT SECURITIES (Cost $9,494,244)—96.9%		10,111,995
Net other assets (liabilities)—3.1%		321,356
NET ASSETS—100.0%		$10,433,351

*	Non-income producing security.

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2022, these securities represented less than 0.005% of the net assets of the Fund.

(a)	All or part of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $57,668.

(b)	Number of shares is less than 0.50.

(c)	On March 9, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS).

(d)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $727,000.

(e)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(f)	Securities were purchased with cash collateral held from securities on loan at June 30, 2022.

(g)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2022.

CVR	Contingent Value Rights

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	7/27/22	1.98%	$625,124	$(3,692)
Russell 2000 Index	UBS AG	7/27/22	1.58%	2,816,476	(103,871)
				$3,441,600	$(107,563)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 237

ProFund VP Small-Cap invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$61,244	0.6%
Air Freight & Logistics	26,307	0.3%
Airlines	27,353	0.3%
Auto Components	93,483	0.9%
Automobiles	13,281	0.1%
Banks	647,871	6.1%
Beverages	37,211	0.4%
Biotechnology	501,298	4.7%
Building Products	94,716	0.9%
Capital Markets	107,194	1.0%
Chemicals	148,295	1.5%
Commercial Services & Supplies	104,959	1.0%
Communications Equipment	60,540	0.6%
Construction & Engineering	94,827	0.9%
Construction Materials	9,111	0.1%
Consumer Discretionary Products	1,530	NM
Consumer Finance	44,569	0.4%
Containers & Packaging	22,843	0.2%
Distributors	2,627	NM
Diversified Consumer Services	72,266	0.7%
Diversified Financial Services	18,909	0.2%
Diversified Telecommunication Services	40,761	0.4%
Electric Utilities	53,378	0.5%
Electrical Equipment	76,436	0.7%
Electronic Equipment, Instruments & Components	146,522	1.4%
Energy Equipment & Services	110,540	1.1%
Entertainment	23,972	0.2%
Equity Real Estate Investment Trusts	472,835	4.6%
Food & Staples Retailing	41,960	0.4%
Food Products	98,662	0.9%
Gas Utilities	94,057	0.9%
Health Care	121	NM
Health Care Equipment & Supplies	243,057	2.3%
Health Care Providers & Services	194,272	1.9%
Health Care Technology	76,922	0.7%
Hotels, Restaurants & Leisure	143,545	1.4%
Household Durables	107,488	1.0%
Household Products	20,543	0.2%
Independent Power and Renewable Electricity Producers	31,516	0.3%
Industrial Conglomerates	1,841	NM
Insurance	149,416	1.4%
Interactive Media & Services	48,493	0.5%
Internet & Direct Marketing Retail	33,575	0.3%
IT Services	161,453	1.5%
Leisure Products	42,801	0.4%
Life Sciences Tools & Services	48,317	0.5%
Machinery	267,579	2.6%
Marine	20,949	0.2%
Media	71,034	0.7%
Metals & Mining	96,905	0.9%
Mortgage Real Estate Investment Trusts	99,367	1.0%
Multiline Retail	4,671	NM
Multi-Utilities	37,259	0.4%
Oil, Gas & Consumable Fuels	280,822	2.7%
Paper & Forest Products	12,217	0.1%
Personal Products	52,343	0.5%
Pharmaceuticals	112,876	1.1%
Professional Services	128,328	1.2%
Real Estate Management & Development	46,788	0.4%
Road & Rail	39,574	0.4%
Semiconductors & Semiconductor Equipment	208,594	2.0%
Software	367,053	3.6%
Specialty Retail	144,220	1.5%
Technology Hardware, Storage & Peripherals	24,480	0.2%
Textiles, Apparel & Luxury Goods	40,490	0.4%
Thrifts & Mortgage Finance	124,460	1.2%
Tobacco	11,452	0.1%
Trading Companies & Distributors	98,215	0.9%
Water Utilities	32,372	0.3%
Wireless Telecommunication Services	12,360	0.1%
Other**	3,446,026	33.1%
Total	$10,433,351	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

238 :: ProFund VP Small-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$9,494,244
Securities, at value(a)	7,047,995
Repurchase agreements, at value	3,064,000
Total Investment Securities, at value	10,111,995
Cash	672
Segregated cash balances for swap agreements with custodian	69
Dividends and interest receivable	7,409
Receivable for capital shares issued	514,508
Receivable for investments sold	10,705
Prepaid expenses	161
TOTAL ASSETS	10,645,519

LIABILITIES:
Payable for collateral for securities loaned	60,670
Payable for capital shares redeemed	1,810
Payable for investments purchased	8,517
Unrealized depreciation on swap agreements	107,563
Advisory fees payable	6,063
Management services fees payable	808
Administration fees payable	993
Administrative services fees payable	6,985
Distribution fees payable	7,609
Transfer agency fees payable	1,756
Fund accounting fees payable	1,145
Compliance services fees payable	82
Other accrued expenses	8,167
TOTAL LIABILITIES	212,168
NET ASSETS	$10,433,351

NET ASSETS CONSIST OF:
Capital	$11,060,691
Total distributable earnings (loss)	(627,340)
NET ASSETS	$10,433,351
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	359,900
Net Asset Value (offering and redemption price per share)	$28.99

(a) Includes securities on loan valued at:	$57,668

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$49,869
Interest	7,655
Foreign tax withholding	(56)
Net income from securities lending	83
TOTAL INVESTMENT INCOME	57,551

EXPENSES:
Advisory fees	47,565
Management services fees	6,342
Administration fees	5,177
Transfer agency fees	4,474
Administrative services fees	14,552
Distribution fees	15,855
Custody fees	850
Fund accounting fees	6,231
Trustee fees	152
Compliance services fees	32
Other fees	9,297
Total Gross Expenses before reductions	110,527
Expenses reduced and reimbursed by the Advisor	(3,983)
TOTAL NET EXPENSES	106,544
NET INVESTMENT INCOME (LOSS)	(48,993)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(142,519)
Net realized gains (losses) on swap agreements	(937,869)
Change in net unrealized appreciation/depreciation on investment securities	(2,160,851)
Change in net unrealized appreciation/depreciation on swap agreements	(73,990)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,315,229)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,364,222)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 239

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(48,993)	$(217,006)
Net realized gains (losses) on investments	(1,080,388)	1,759,774
Change in net unrealized appreciation/depreciation on investments	(2,234,841)	406,365
Change in net assets resulting from operations	(3,364,222)	1,949,133

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(1,534,469)	(767,607)
Change in net assets resulting from distributions	(1,534,469)	(767,607)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,557,394	34,196,772
Distributions reinvested	1,534,469	767,607
Value of shares redeemed	(9,347,080)	(39,944,075)
Change in net assets resulting from capital transactions	744,783	(4,979,696)
Change in net assets	(4,153,908)	(3,798,170)

NET ASSETS:
Beginning of period	14,587,259	18,385,429
End of period	$10,433,351	$14,587,259

SHARE TRANSACTIONS:
Issued	237,591	772,224
Reinvested	48,853	18,600
Redeemed	(264,188)	(914,846)
Change in shares	22,256	(124,022)

See accompanying notes to financial statements.

240 :: ProFund VP Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$43.20	$39.82	$35.40	$28.64	$35.03	$35.32

Investment Activities:
Net investment income (loss)(a)	(0.14)	(0.50)	(0.28)	0.01	(0.04)	(0.29)
Net realized and unrealized gains (losses) on investments	(9.95)	5.55	6.01	6.75	(3.99)	4.63
Total income (loss) from investment activities	(10.09)	5.05	5.73	6.76	(4.03)	4.34

Distributions to Shareholders From:
Net investment income	—	—	(0.02)	—	—	—
Net realized gains on investments	(4.12)	(1.67)	(1.29)	—	(2.36)	(4.63)
Total distributions	(4.12)	(1.67)	(1.31)	—	(2.36)	(4.63)

Net Asset Value, End of Period	$28.99	$43.20	$39.82	$35.40	$28.64	$35.03

Total Return(b)(c)	(24.10)%	12.88%	17.06%	23.60%	(12.89)%	12.43%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.75%	1.70%	1.82%	1.74%	1.76%	1.72%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)(d)	(0.77)%	(1.13)%	(0.85)%	0.03%	(0.10)%	(0.81)%

Supplemental Data:
Net assets, end of period (000's)	$10,433	$14,587	$18,385	$16,075	$10,303	$14,191
Portfolio turnover rate(b)(e)	10%	24%	26%	22%	18%	12%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 241

Investment Objective: The ProFund VP Small-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P SmallCap 600® Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Omnicell, Inc.	1.2%
Rogers Corp.	1.2%
ExlService Holdings, Inc.	1.2%
AMN Healthcare Services, Inc.	1.2%
Vonage Holdings Corp.	1.2%

S&P SmallCap 600® Growth Index – Composition

% of Index
Information Technology	20%
Health Care	16%
Financials	15%
Industrials	14%
Consumer Discretionary	11%
Real Estate	7%
Consumer Staples	6%
Energy	4%
Materials	4%
Communication Services	2%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	4,782	$46,385
8x8, Inc.* (Software)	4,341	22,356
A10 Networks, Inc. (Software)	2,142	30,802
AAON, Inc. (Building Products)	1,030	56,403
Abercrombie & Fitch Co.* (Specialty Retail)	870	14,720
Academy Sports & Outdoors, Inc. (Leisure Products)	1,848	65,678
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,534	23,961
Addus HomeCare Corp.* (Health Care Providers & Services)	253	21,070
ADTRAN, Inc. (Communications Equipment)	1,802	31,589
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,377	100,493
AdvanSix, Inc. (Chemicals)	558	18,660
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,429	58,017
AeroVironment, Inc.* (Aerospace & Defense)	458	37,648
Agilysys, Inc.* (Software)	451	21,319
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,241	89,513
Alamo Group, Inc. (Machinery)	153	17,814
Alarm.com Holdings, Inc.* (Software)	1,690	104,543
Albany International Corp.—Class A (Machinery)	578	45,541
Allegheny Technologies, Inc.* (Metals & Mining)	2,051	46,579
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,660	24,617
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	613	20,437
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	831	24,681
American States Water Co. (Water Utilities)	895	72,951
Ameris Bancorp (Banks)	1,380	55,448
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,640	179,925
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	938	32,633
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,423	27,535
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	283	8,397
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	282	6,294
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	1,398	53,949
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	606	58,279
ArcBest Corp. (Road & Rail)	898	63,192
Arcus Biosciences, Inc.* (Biotechnology)	1,714	43,433
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,785	11,192
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,516	19,465
Asbury Automotive Group, Inc.* (Specialty Retail)	365	61,809
Assured Guaranty, Ltd. (Insurance)	989	55,176
Avid Bioservices, Inc.* (Biotechnology)	2,265	34,564
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,221	66,960
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	1,972	70,696
B Riley Financial, Inc. (Capital Markets)	594	25,097
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	698	56,461
Balchem Corp. (Chemicals)	1,178	152,833

See accompanying notes to financial statements.

242 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Banc of California, Inc. (Banks)	876	$15,435
BancFirst Corp. (Banks)	370	35,413
Banner Corp. (Banks)	542	30,466
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	1,124	15,522
Blucora, Inc.* (Capital Markets)	763	14,085
Boise Cascade Co. (Trading Companies & Distributors)	694	41,286
Boot Barn Holdings, Inc.* (Specialty Retail)	1,092	75,250
Brady Corp.—Class A (Commercial Services & Supplies)	813	38,406
Brightsphere Investment Group, Inc. (Capital Markets)	1,185	21,342
Brookline Bancorp, Inc. (Banks)	1,250	16,638
California Water Service Group (Water Utilities)	1,164	64,660
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,743	68,326
Cara Therapeutics, Inc.* (Biotechnology)	1,555	14,197
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	629	9,032
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,673	30,850
Cars.com, Inc.* (Interactive Media & Services)	1,176	11,090
Cavco Industries, Inc.* (Household Durables)	313	61,345
Celsius Holdings, Inc.* (Beverages)	1,410	92,017
Centerspace (Equity Real Estate Investment Trusts)	360	29,358
Central Pacific Financial Corp. (Banks)	626	13,428
Century Aluminum Co.* (Metals & Mining)	844	6,220
Century Communities, Inc. (Household Durables)	1,063	47,803
Cerence, Inc.* (Software)	750	18,923
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	851	28,560
Chesapeake Utilities Corp. (Gas Utilities)	338	43,788
Cinemark Holdings, Inc.* (Entertainment)	2,047	30,746
City Holding Co. (Banks)	263	21,008
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	2,650	138,569
Coca-Cola Consolidated, Inc. (Beverages)	169	95,299
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,049	63,737
Coherus Biosciences, Inc.* (Biotechnology)	2,362	17,101
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	1,034	28,694
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,246	22,079
Comfort Systems USA, Inc. (Construction & Engineering)	1,320	109,758
Community Bank System, Inc. (Banks)	912	57,711
Community Health Systems, Inc.* (Health Care Providers & Services)	4,652	17,445
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	510	18,467
CONMED Corp. (Health Care Equipment & Supplies)	693	66,362
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,140	50,889
Core Laboratories N.V. (Energy Equipment & Services)	714	14,144
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	479	6,289
CorVel Corp.* (Health Care Providers & Services)	343	50,514
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,305	27,183
CSG Systems International, Inc. (IT Services)	675	40,284
CTS Corp. (Electronic Equipment, Instruments & Components)	600	20,430
Customers Bancorp, Inc.* (Banks)	1,113	37,731
Cutera, Inc.* (Health Care Equipment & Supplies)	382	14,325
Cytokinetics, Inc.* (Biotechnology)	3,145	123,568
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	643	21,078
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	2,695	6,118
Digi International, Inc.* (Communications Equipment)	605	14,653
Digital Turbine, Inc.* (Software)	3,236	56,533
Dime Community Bancshares, Inc. (Banks)	568	16,841
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	332	21,607
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,662	107,315
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,028	30,110
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	1,016	15,443
Dorman Products, Inc.* (Auto Components)	695	76,248
Douglas Elliman, Inc. (Real Estate Management & Development)	2,534	12,138
Dynavax Technologies Corp.* (Biotechnology)	4,310	54,263
Eagle Bancorp, Inc. (Banks)	696	32,997
Eagle Pharmaceuticals, Inc.* (Biotechnology)	200	8,886
elf Beauty, Inc.* (Personal Products)	1,762	54,058
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	915	13,423
Enanta Pharmaceuticals, Inc.* (Biotechnology)	406	19,192
Encore Capital Group, Inc.* (Consumer Finance)	428	24,726
Encore Wire Corp. (Electrical Equipment)	724	75,238
Enerpac Tool Group Corp. (Machinery)	1,066	20,275
Enova International, Inc.* (Consumer Finance)	1,195	34,440
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,503	53,789
EVERTEC, Inc. (IT Services)	1,465	54,029
ExlService Holdings, Inc.* (IT Services)	1,224	180,332
Exponent, Inc. (Professional Services)	1,901	173,884
Extreme Networks, Inc.* (Communications Equipment)	4,800	42,816
Fabrinet* (Electronic Equipment, Instruments &Components)	1,349	109,404
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	322	9,927
FB Financial Corp. (Banks)	623	24,434
Federal Signal Corp. (Machinery)	1,360	48,416
First Bancorp (Banks)	7,246	93,545
First Bancorp (Banks)	635	22,162
First Commonwealth Financial Corp. (Banks)	1,906	25,579

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 243

Common Stocks, continued

	Shares	Value
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,959	$69,447
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,807	69,985
Forrester Research, Inc.* (Professional Services)	402	19,232
Forward Air Corp. (Air Freight & Logistics)	986	90,673
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,445	38,423
Franklin Electric Co., Inc. (Machinery)	956	70,037
Fulgent Genetics, Inc.* (Health Care Providers & Services)	723	39,425
Gannett Co., Inc.* (Media)	2,047	5,936
Genesco, Inc.* (Specialty Retail)	228	11,379
Gentherm, Inc.* (Auto Components)	1,223	76,327
Getty Realty Corp. (Equity Real Estate Investment Trusts)	686	18,179
Gibraltar Industries, Inc.* (Building Products)	566	21,933
Glaukos Corp.* (Health Care Equipment & Supplies)	903	41,014
GMS, Inc.* (Trading Companies & Distributors)	885	39,383
Gogo, Inc.* (Wireless Telecommunication Services)	1,228	19,881
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	502	19,854
H.B. Fuller Co. (Chemicals)	898	54,069
Hanmi Financial Corp. (Banks)	625	14,025
Harmonic, Inc.* (Communications Equipment)	3,841	33,301
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	473	23,068
Hawkins, Inc. (Chemicals)	372	13,403
Haynes International, Inc. (Metals & Mining)	260	8,520
HCI Group, Inc. (Insurance)	290	19,650
HealthStream, Inc.* (Health Care Technology)	484	10,508
Heidrick & Struggles International, Inc. (Professional Services)	725	23,461
Heska Corp.* (Health Care Equipment & Supplies)	396	37,426
Hibbett, Inc. (Specialty Retail)	447	19,538
Hillenbrand, Inc. (Machinery)	1,421	58,204
Hilltop Holdings, Inc. (Banks)	930	24,794
HomeStreet, Inc. (Thrifts & Mortgage Finance)	686	23,784
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	598	15,536
Independent Bank Corp. (Banks)	722	57,348
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	983	13,841
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	1,026	112,728
Innoviva, Inc.* (Pharmaceuticals)	2,306	34,037
Installed Building Products, Inc. (Household Durables)	852	70,852
Insteel Industries, Inc. (Building Products)	714	24,040
Inter Parfums, Inc. (Personal Products)	656	47,927
InterDigital, Inc. (Communications Equipment)	591	35,933
Interface, Inc. (Commercial Services & Supplies)	985	12,352
iRobot Corp.* (Household Durables)	547	20,102
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	4,233	48,806
iStar, Inc. (Equity Real Estate Investment Trusts)	1,703	23,348
iTeos Therapeutics, Inc.* (Biotechnology)	744	15,326
J & J Snack Foods Corp. (Food Products)	242	33,798
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	533	29,880
John Bean Technologies Corp. (Machinery)	749	82,705
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	710	12,390
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,347	23,344
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	870	29,032
Korn Ferry (Professional Services)	1,978	114,764
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	2,172	92,983
Lakeland Financial Corp. (Banks)	931	61,837
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,487	98,187
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	359	24,749
LCI Industries (Auto Components)	624	69,813
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	711	32,386
LGI Homes, Inc.* (Household Durables)	765	66,479
Ligand Pharmaceuticals, Inc.* (Biotechnology)	618	55,138
Lindsay Corp. (Machinery)	238	31,611
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	982	13,198
Livent Corp.* (Chemicals)	5,936	134,688
LivePerson, Inc.* (Software)	1,578	22,313
LiveRamp Holdings, Inc.* (IT Services)	2,501	64,551
LXP Industrial Trust (Equity Real Estate Investment Trusts)	5,258	56,471
Marcus & Millichap, Inc. (Real Estate Management & Development)	503	18,606
MarineMax, Inc.* (Specialty Retail)	789	28,499
Materion Corp. (Metals & Mining)	436	32,146
Matson, Inc. (Marine)	1,488	108,445
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	2,611	88,722
Medifast, Inc. (Personal Products)	422	76,176
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	1,023	31,120
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,067	57,906
Meritage Homes Corp.* (Household Durables)	633	45,893
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	114	23,249
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	1,077	41,648
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	596	22,076
MGP Ingredients, Inc. (Beverages)	461	46,141
Middlesex Water Co. (Water Utilities)	444	38,930
ModivCare, Inc.* (Health Care Providers & Services)	258	21,801
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	485	28,455

See accompanying notes to financial statements.

244 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Monro, Inc. (Specialty Retail)	530	$22,726
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	591	18,280
Mueller Industries, Inc. (Machinery)	2,087	111,215
Myers Industries, Inc. (Containers & Packaging)	573	13,024
MYR Group, Inc.* (Construction & Engineering)	623	54,905
Myriad Genetics, Inc.* (Biotechnology)	1,532	27,836
National Bank Holdings Corp. (Banks)	641	24,531
National Beverage Corp. (Beverages)	488	23,883
National Vision Holdings, Inc.* (Specialty Retail)	1,344	36,960
Nektar Therapeutics* (Pharmaceuticals)	3,076	11,689
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,521	20,546
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	848	53,008
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	916	11,935
NV5 Global, Inc.* (Construction & Engineering)	437	51,015
OFG Bancorp (Banks)	893	22,682
Omnicell, Inc.* (Health Care Technology)	1,621	184,388
OneSpan, Inc.* (Software)	619	7,366
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,820	126,928
OptimizeRx Corp.* (Health Care Technology)	668	18,297
Organogenesis Holdings, Inc.* (Biotechnology)	2,322	11,331
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	250	21,360
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	360	31,946
Pacific Premier Bancorp, Inc. (Banks)	1,534	44,854
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,017	59,291
Palomar Holdings, Inc.* (Insurance)	880	56,672
Park Aerospace Corp. (Aerospace & Defense)	314	4,007
Park National Corp. (Banks)	335	40,619
Patrick Industries, Inc. (Auto Components)	377	19,544
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	683	14,691
Perficient, Inc.* (IT Services)	1,271	116,538
PGT Innovations, Inc.* (Building Products)	989	16,457
Piper Sandler Cos. (Capital Markets)	521	59,060
Plantronics, Inc.* (Communications Equipment)	753	29,879
Preferred Bank (Banks)	500	34,010
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	978	57,506
Progress Software Corp. (Software)	1,605	72,707
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,271	28,292
Quaker Chemical Corp. (Chemicals)	285	42,613
RadNet, Inc.* (Health Care Providers & Services)	1,712	29,583
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	4,044	86,906
Ranger Oil Corp.* (Oil, Gas & Consumable Fuels)	777	25,540
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	4,423	34,101
REGENXBIO, Inc.* (Biotechnology)	626	15,462
Rent-A-Center, Inc. (Specialty Retail)	948	18,439
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,233	35,237
Rogers Corp.* (Electronic Equipment, Instruments & Components)	690	180,842
RPT Realty (Equity Real Estate Investment Trusts)	1,595	15,679
Safehold, Inc. (Equity Real Estate Investment Trusts)	568	20,090
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,727	20,586
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	333	15,688
Seacoast Banking Corp. of Florida (Banks)	1,168	38,591
Selectquote, Inc.* (Insurance)	2,247	5,573
ServisFirst Bancshares, Inc. (Banks)	1,795	141,660
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	791	31,228
Shoe Carnival, Inc. (Specialty Retail)	628	13,571
Shutterstock, Inc. (Internet & Direct Marketing Retail)	851	48,771
Signet Jewelers, Ltd. (Specialty Retail)	1,740	93,021
Simulations Plus, Inc. (Health Care Technology)	347	17,118
SITE Centers Corp. (Equity Real Estate Investment Trusts)	3,667	49,394
Sleep Number Corp.* (Specialty Retail)	816	25,255
SM Energy Co. (Oil, Gas & Consumable Fuels)	4,471	152,863
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,061	17,369
Sonos, Inc.* (Household Durables)	2,303	41,546
Southside Bancshares, Inc. (Banks)	742	27,766
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	26,187	163,669
SPS Commerce, Inc.* (Software)	1,324	149,678
SPX Corp.* (Machinery)	705	37,252
Standex International Corp. (Machinery)	213	18,058
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,847	59,492
Stewart Information Services Corp. (Insurance)	486	24,179
Sturm Ruger & Co., Inc. (Leisure Products)	646	41,118
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,959	56,654
Surmodics, Inc.* (Health Care Equipment & Supplies)	334	12,435
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	3,830	54,463
TechTarget, Inc.* (Media)	976	64,144
Tennant Co. (Machinery)	294	17,420
The Bancorp, Inc.* (Banks)	2,082	40,641
The Buckle, Inc. (Specialty Retail)	1,084	30,016
The Children's Place, Inc.* (Specialty Retail)	473	18,409
The E.W. Scripps Co.*—Class A (Media)	978	12,196
The Ensign Group, Inc. (Health Care Providers & Services)	1,045	76,776
The Joint Corp.* (Health Care Providers & Services)	531	8,130
The Pennant Group, Inc.* (Health Care Providers & Services)	507	6,495
The Simply Good Foods Co.* (Food Products)	3,240	122,375
The St Joe Co. (Real Estate Management & Development)	1,216	48,105
Thryv Holdings, Inc.* (Media)	629	14,083
Tompkins Financial Corp. (Banks)	190	13,699

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 245

Common Stocks, continued

	Shares	Value
Tootsie Roll Industries, Inc. (Food Products)	327	$11,559
Trinity Industries, Inc. (Machinery)	1,284	31,098
Triumph Bancorp, Inc.* (Banks)	867	54,240
Triumph Group, Inc.* (Aerospace & Defense)	2,370	31,497
Trupanion, Inc.* (Insurance)	1,270	76,530
TTEC Holdings, Inc. (IT Services)	673	45,690
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	215	23,478
UFP Industries, Inc. (Building Products)	2,302	156,858
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,659	49,388
uniQure N.V.* (Biotechnology)	1,337	24,922
Unisys Corp.* (IT Services)	1,192	14,340
United Community Banks, Inc. (Banks)	2,471	74,599
United Natural Foods, Inc.* (Food & Staples Retailing)	2,138	84,237
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	5,046	47,533
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	254	13,515
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,822	27,713
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	597	9,671
USANA Health Sciences, Inc.* (Personal Products)	283	20,478
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,329	14,486
Varex Imaging Corp.* (Health Care Equipment & Supplies)	934	19,978
Vector Group, Ltd. (Tobacco)	4,834	50,757
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,880	36,472
Vericel Corp.* (Biotechnology)	1,736	43,712
Veritex Holdings, Inc. (Banks)	1,984	58,052
Viad Corp.* (Commercial Services & Supplies)	401	11,072
Viavi Solutions, Inc.* (Communications Equipment)	5,182	68,558
Vir Biotechnology, Inc.* (Biotechnology)	2,724	69,381
Virtus Investment Partners, Inc. (Capital Markets)	258	44,123
Vista Outdoor, Inc.* (Leisure Products)	2,058	57,418
Vonage Holdings Corp.* (Software)	9,262	174,495
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	1,120	107,901
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,414	30,132
WD-40 Co. (Household Products)	290	58,394
Winnebago Industries, Inc. (Automobiles)	613	29,767
WisdomTree Investments, Inc. (Capital Markets)	2,501	12,680
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,362	27,458
World Acceptance Corp.* (Consumer Finance)	134	15,040
WSFS Financial Corp. (Thrifts & Mortgage Finance)	1,045	41,894
Xencor, Inc.* (Biotechnology)	2,188	59,886
XPEL, Inc.* (Auto Components)	607	27,880
Xperi Holding Corp. (Software)	1,983	28,615
Yelp, Inc.* (Interactive Media & Services)	1,197	33,240
Zynex, Inc. (Health Care Equipment & Supplies)	822	6,560
TOTAL COMMON STOCKS (Cost $11,610,448)		14,775,206

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $52,002	$52,000	$52,000
TOTAL REPURCHASE AGREEMENTS (Cost $52,000)		52,000
TOTAL INVESTMENT SECURITIES (Cost $11,662,448)—100.2%		14,827,206
Net other assets (liabilities)—(0.2)%		(27,830)
NET ASSETS—100.0%		$14,799,376

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

246 :: ProFund VP Small-Cap Growth :: Financial Statements

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$131,169	0.9%
Air Freight & Logistics	90,673	0.6%
Auto Components	269,812	1.8%
Automobiles	29,767	0.2%
Banks	1,272,784	8.6%
Beverages	257,340	1.8%
Biotechnology	701,490	4.7%
Building Products	275,691	1.9%
Capital Markets	206,497	1.4%
Chemicals	416,266	2.8%
Commercial Services & Supplies	61,830	0.4%
Communications Equipment	256,729	1.7%
Construction & Engineering	215,678	1.5%
Consumer Finance	74,206	0.5%
Containers & Packaging	13,024	0.1%
Diversified Telecommunication Services	63,737	0.4%
Electrical Equipment	75,238	0.5%
Electronic Equipment, Instruments & Components	455,036	3.1%
Energy Equipment & Services	14,144	0.1%
Entertainment	30,746	0.2%
Equity Real Estate Investment Trusts	925,197	6.3%
Food & Staples Retailing	84,237	0.6%
Food Products	167,732	1.1%
Gas Utilities	43,788	0.3%
Health Care Equipment & Supplies	499,331	3.4%
Health Care Providers & Services	555,774	3.8%
Health Care Technology	254,928	1.7%
Hotels, Restaurants & Leisure	152,102	1.0%
Household Durables	354,020	2.4%
Household Products	58,394	0.4%
Insurance	237,780	1.6%
Interactive Media & Services	44,330	0.3%
Internet & Direct Marketing Retail	61,969	0.4%
IT Services	515,764	3.5%
Leisure Products	164,214	1.1%
Life Sciences Tools & Services	20,546	0.1%
Machinery	589,646	4.1%
Marine	108,445	0.7%
Media	96,359	0.7%
Metals & Mining	93,465	0.6%
Mortgage Real Estate Investment Trusts	59,914	0.4%
Oil, Gas & Consumable Fuels	589,159	4.0%
Personal Products	198,639	1.3%
Pharmaceuticals	356,243	2.4%
Professional Services	331,341	2.2%
Real Estate Management & Development	78,849	0.5%
Road & Rail	63,192	0.4%
Semiconductors & Semiconductor Equipment	951,439	6.4%
Software	709,650	4.8%
Specialty Retail	490,178	3.4%
Technology Hardware, Storage & Peripherals	58,792	0.4%
Textiles, Apparel & Luxury Goods	166,208	1.1%
Thrifts & Mortgage Finance	395,597	2.7%
Tobacco	50,757	0.3%
Trading Companies & Distributors	138,948	0.9%
Water Utilities	176,541	1.2%
Wireless Telecommunication Services	19,881	0.1%
Other**	24,170	0.2%
Total	$14,799,376	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 247

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$11,662,448
Securities, at value	14,775,206
Repurchase agreements, at value	52,000
Total Investment Securities, at value	14,827,206
Cash	658
Dividends and interest receivable	13,409
Receivable for capital shares issued	1,368
Prepaid expenses	953
TOTAL ASSETS	14,843,594

LIABILITIES:
Payable for capital shares redeemed	5,726
Advisory fees payable	9,450
Management services fees payable	1,260
Administration fees payable	1,312
Administrative services fees payable	4,495
Distribution fees payable	5,731
Transfer agency fees payable	2,317
Fund accounting fees payable	825
Compliance services fees payable	119
Other accrued expenses	12,983
TOTAL LIABILITIES	44,218
NET ASSETS	$14,799,376

NET ASSETS CONSIST OF:
Capital	$12,075,644
Total distributable earnings (loss)	2,723,732
NET ASSETS	$14,799,376
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	566,063
Net Asset Value (offering and redemption price per share)	$26.14

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$100,226
Interest	82
Foreign tax withholding	(3)
Net income from securities lending	5
TOTAL INVESTMENT INCOME	100,310

EXPENSES:
Advisory fees	70,277
Management services fees	9,370
Administration fees	8,740
Transfer agency fees	7,534
Administrative services fees	24,335
Distribution fees	23,426
Custody fees	3,082
Fund accounting fees	5,505
Trustee fees	260
Compliance services fees	49
Other fees	9,862
Total Gross Expenses before reductions	162,440
Expenses reduced and reimbursed by the Advisor	(5,148)
TOTAL NET EXPENSES	157,292
NET INVESTMENT INCOME (LOSS)	(56,982)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	640,751
Change in net unrealized appreciation/depreciation on investment securities	(6,093,540)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(5,452,789)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,509,771)

See accompanying notes to financial statements.

248 :: ProFund VP Small-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(56,982)	$(212,838)
Net realized gains (losses) on investments	640,751	3,179,664
Change in net unrealized appreciation/depreciation on investments	(6,093,540)	1,532,721
Change in net assets resulting from operations	(5,509,771)	4,499,547

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,541,552)	(1,751,943)
Change in net assets resulting from distributions	(2,541,552)	(1,751,943)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,470,374	23,826,116
Distributions reinvested	2,541,552	1,751,943
Value of shares redeemed	(7,375,820)	(25,640,769)
Change in net assets resulting from capital transactions	(2,363,894)	(62,710)
Change in net assets	(10,415,217)	2,684,894

NET ASSETS:
Beginning of period	25,214,593	22,529,699
End of period	$14,799,376	$25,214,593

SHARE TRANSACTIONS:
Issued	71,096	594,889
Reinvested	90,447	48,104
Redeemed	(210,591)	(644,056)
Change in shares	(49,048)	(1,063)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap Growth :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$40.99	$36.56	$35.85	$34.55	$39.34	$37.88

Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.33)	(0.22)	(0.19)	(0.32)	(0.22)
Net realized and unrealized gains (losses) on investments	(9.52)	7.53	5.52	6.37	(1.42)	5.07
Total income (loss) from investment activities	(9.63)	7.20	5.30	6.18	(1.74)	4.85

Distributions to Shareholders From:
Net realized gains on investments	(5.22)	(2.77)	(4.59)	(4.88)	(3.05)	(3.39)

Net Asset Value, End of Period	$26.14	$40.99	$36.56	$35.85	$34.55	$39.34

Total Return(b)(c)	(24.38)%	20.64%	17.39%	19.12%	(5.75)%	12.97%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.74%	1.68%	1.74%	1.73%	1.69%	1.68%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)(d)	(0.61)%	(0.82)%	(0.69)%	(0.51)%	(0.78)%	(0.56)%

Supplemental Data:
Net assets, end of period (000's)	$14,799	$25,215	$22,530	$18,070	$19,185	$25,788
Portfolio turnover rate(b)(e)	16%	112%	148%	108%	155%	134%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

250 :: ProFund VP Small-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Small-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P SmallCap 600® Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Helmerich & Payne, Inc.	1.0%
South Jersey Industries, Inc.	0.9%
Patterson-UTI Energy, Inc.	0.8%
CVB Financial Corp.	0.7%
Avista Corp.	0.7%

S&P SmallCap 600® Value Index – Composition

% of Index
Financials	22%
Industrials	18%
Consumer Discretionary	11%
Health Care	9%
Real Estate	8%
Information Technology	8%
Materials	7%
Energy	6%
Consumer Staples	6%
Utilities	3%
Communication Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.2%)

	Shares	Value
AAON, Inc. (Building Products)	630	$34,499
AAR Corp.* (Aerospace & Defense)	1,507	63,053
Aaron's Co., Inc. (The) (Specialty Retail)	1,396	20,312
Abercrombie & Fitch Co.* (Specialty Retail)	1,217	20,592
ABM Industries, Inc. (Commercial Services & Supplies)	3,045	132,215
Academy Sports & Outdoors, Inc. (Leisure Products)	1,594	56,651
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,423	37,847
Addus HomeCare Corp.* (Health Care Providers & Services)	417	34,728
Adtalem Global Education, Inc.* (Diversified Consumer Services)	2,056	73,955
AdvanSix, Inc. (Chemicals)	589	19,696
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,637	66,462
AeroVironment, Inc.* (Aerospace & Defense)	485	39,867
Agilysys, Inc.* (Software)	329	15,552
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,882	135,748
Alamo Group, Inc. (Machinery)	262	30,505
Albany International Corp.—Class A (Machinery)	717	56,492
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	3,310	59,415
Allegheny Technologies, Inc.* (Metals & Mining)	3,110	70,628
Allegiance Bancshares, Inc. (Banks)	863	32,587
Allegiant Travel Co.* (Airlines)	694	78,485
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	3,223	47,796
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	227	7,568
Ambac Financial Group, Inc.* (Insurance)	2,051	23,279
AMC Networks, Inc.*—Class A (Media)	1,360	39,603
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,368	40,630
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	5,220	39,307
American Equity Investment Life Holding Co. (Insurance)	3,517	128,617
American Public Education, Inc.* (Diversified Consumer Services)	859	13,881
American States Water Co. (Water Utilities)	572	46,624
American Vanguard Corp. (Chemicals)	1,221	27,289
American Woodmark Corp.* (Building Products)	755	33,983
America's Car-Mart, Inc.* (Specialty Retail)	273	27,464
Ameris Bancorp (Banks)	1,292	51,913
AMERISAFE, Inc. (Insurance)	880	45,769
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	548	19,065
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	245	7,269
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	311	6,942
Apogee Enterprises, Inc. (Building Products)	1,013	39,730
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	6,027	62,922
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	998	95,977
Archrock, Inc. (Energy Equipment & Services)	6,157	50,918
Arconic Corp.* (Metals & Mining)	4,817	135,116
Arcosa, Inc. (Construction & Engineering)	2,200	102,146
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,740	10,910
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,202	15,434

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 251

Common Stocks, continued

	Shares	Value
ARMOUR Residential REIT, Inc.(a) (Mortgage Real Estate Investment Trusts)	4,706	$33,130
Artivion, Inc.* (Health Care Equipment & Supplies)	1,838	34,701
Asbury Automotive Group, Inc.* (Specialty Retail)	554	93,813
Assured Guaranty, Ltd. (Insurance)	1,695	94,564
Astec Industries, Inc. (Machinery)	1,041	42,452
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,196	73,805
ATN International, Inc. (Diversified Telecommunication Services)	495	23,220
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	2,166	59,218
Avista Corp. (Multi-Utilities)	3,299	143,539
AZZ, Inc. (Electrical Equipment)	1,127	46,004
B&G Foods, Inc.(a) (Food Products)	3,137	74,598
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	466	37,695
Banc of California, Inc. (Banks)	1,328	23,399
BancFirst Corp. (Banks)	407	38,954
BankUnited, Inc. (Banks)	3,724	132,462
Banner Corp. (Banks)	892	50,139
Barnes Group, Inc. (Machinery)	2,124	66,141
Bed Bath & Beyond, Inc.* (Specialty Retail)	3,633	18,056
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,600	36,096
Berkshire Hills Bancorp, Inc. (Banks)	2,158	53,454
Big Lots, Inc. (Multiline Retail)	1,300	27,261
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	1,070	23,198
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	3,678	61,127
Blucora, Inc.* (Capital Markets)	1,205	22,244
Boise Cascade Co. (Trading Companies & Distributors)	934	55,564
Brady Corp.—Class A (Commercial Services & Supplies)	1,184	55,932
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	7,812	75,308
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	1,996	43,972
Bristow Group, Inc.* (Energy Equipment & Services)	1,057	24,734
Brookline Bancorp, Inc. (Banks)	1,975	26,287
CalAmp Corp.* (Communications Equipment)	1,645	6,860
Calavo Growers, Inc. (Food Products)	808	33,710
Caleres, Inc. (Specialty Retail)	1,731	45,421
California Water Service Group (Water Utilities)	1,004	55,772
Cal-Maine Foods, Inc. (Food Products)	1,708	84,392
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	5,880	53,978
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,077	15,466
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,342	43,186
Carpenter Technology Corp. (Metals & Mining)	2,210	61,681
Cars.com, Inc.* (Interactive Media & Services)	1,519	14,324
Centerspace (Equity Real Estate Investment Trusts)	252	20,551
Central Garden & Pet Co.* (Household Products)	444	18,834
Central Garden & Pet Co.*—Class A (Household Products)	1,791	71,658
Central Pacific Financial Corp. (Banks)	477	10,232
Century Aluminum Co.* (Metals & Mining)	1,280	9,434
Cerence, Inc.* (Software)	859	21,673
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	2,222	23,220
Chesapeake Utilities Corp. (Gas Utilities)	387	50,136
Chico's FAS, Inc.* (Specialty Retail)	5,698	28,319
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	862	17,171
Cinemark Holdings, Inc.* (Entertainment)	2,345	35,222
CIRCOR International, Inc.* (Machinery)	922	15,112
City Holding Co. (Banks)	354	28,278
Clearwater Paper Corp.* (Paper & Forest Products)	773	25,996
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	641	38,948
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	930	25,808
Columbia Banking System, Inc. (Banks)	3,550	101,708
Community Bank System, Inc. (Banks)	1,328	84,036
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	440	15,932
Compass Minerals International, Inc. (Metals & Mining)	1,558	55,138
Computer Programs and Systems, Inc.* (Health Care Technology)	672	21,484
Comtech Telecommunications Corp. (Communications Equipment)	1,211	10,984
CONMED Corp. (Health Care Equipment & Supplies)	484	46,348
Conn's, Inc.* (Specialty Retail)	704	5,646
Consensus Cloud Solutions, Inc.* (Software)	731	31,930
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,458	71,996
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	3,323	23,261
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,698	40,378
Core Laboratories N.V. (Energy Equipment & Services)	1,223	24,228
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	5,537	61,516
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	929	12,198
Covetrus, Inc.* (Health Care Providers & Services)	4,761	98,791
CSG Systems International, Inc. (IT Services)	582	34,734
CTS Corp. (Electronic Equipment, Instruments & Components)	716	24,380
Cutera, Inc.* (Health Care Equipment & Supplies)	278	10,425
CVB Financial Corp. (Banks)	6,038	149,802
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	975	31,961
Deluxe Corp. (Commercial Services & Supplies)	1,961	42,495
Designer Brands, Inc. (Specialty Retail)	2,765	36,111

See accompanying notes to financial statements.

252 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	9,602	$78,831
Digi International, Inc.* (Communications Equipment)	847	20,514
Dime Community Bancshares, Inc. (Banks)	763	22,623
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	351	22,843
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	10,882	19,805
DMC Global, Inc.* (Energy Equipment & Services)	884	15,939
Dorman Products, Inc.* (Auto Components)	425	46,626
Dril-Quip, Inc.* (Energy Equipment & Services)	1,574	40,609
DXP Enterprises, Inc.* (Trading Companies & Distributors)	781	23,922
Eagle Bancorp, Inc. (Banks)	601	28,493
Eagle Pharmaceuticals, Inc.* (Biotechnology)	260	11,552
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	4,134	78,711
Ebix, Inc. (Software)	1,081	18,269
Edgewell Personal Care Co. (Personal Products)	2,407	83,090
eHealth, Inc.* (Insurance)	1,100	10,263
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	891	8,767
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,445	21,198
Embecta Corp.* (Health Care Equipment & Supplies)	2,632	66,642
Emergent BioSolutions, Inc.* (Biotechnology)	2,036	63,197
Employers Holdings, Inc. (Insurance)	1,263	52,907
Enanta Pharmaceuticals, Inc.* (Biotechnology)	336	15,883
Encore Capital Group, Inc.* (Consumer Finance)	576	33,276
Enerpac Tool Group Corp. (Machinery)	1,434	27,275
EnPro Industries, Inc. (Machinery)	947	77,587
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	1,224	65,019
ESCO Technologies, Inc. (Machinery)	1,177	80,470
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,868	61,633
Ethan Allen Interiors, Inc. (Household Durables)	1,005	20,311
EVERTEC, Inc. (IT Services)	896	33,044
EZCORP, Inc.*—Class A (Consumer Finance)	2,451	18,407
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	432	13,319
FB Financial Corp. (Banks)	839	32,906
Federal Signal Corp. (Machinery)	1,079	38,412
First Bancorp (Banks)	787	27,466
First Commonwealth Financial Corp. (Banks)	1,936	25,981
First Financial Bancorp (Banks)	4,307	83,556
First Hawaiian, Inc. (Banks)	5,834	132,489
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,317	51,007
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,149	11,110
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,867	49,644
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,811	51,372
Franklin Electric Co., Inc. (Machinery)	585	42,857
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	4,227	17,627
Fresh Del Monte Produce, Inc. (Food Products)	1,524	45,004
FutureFuel Corp. (Chemicals)	1,176	8,561
Gannett Co., Inc.* (Media)	4,145	12,021
GCP Applied Technologies, Inc.* (Chemicals)	2,458	76,886
Genesco, Inc.* (Specialty Retail)	306	15,272
Genworth Financial, Inc.* (Insurance)	23,279	82,175
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,000	26,500
Gibraltar Industries, Inc.* (Building Products)	791	30,651
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,964	39,732
Glatfelter Corp. (Paper & Forest Products)	2,042	14,049
Glaukos Corp.* (Health Care Equipment & Supplies)	1,035	47,010
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	4,719	66,821
GMS, Inc.* (Trading Companies & Distributors)	862	38,359
Gogo, Inc.* (Wireless Telecommunication Services)	1,587	25,694
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	307	12,142
Granite Construction, Inc. (Construction & Engineering)	2,069	60,291
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,452	23,466
Green Dot Corp.*—Class A (Consumer Finance)	2,469	61,997
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	2,454	66,675
Griffon Corp. (Building Products)	2,187	61,302
Group 1 Automotive, Inc. (Specialty Retail)	756	128,368
Guess?, Inc.(a) (Specialty Retail)	1,635	27,877
H.B. Fuller Co. (Chemicals)	1,308	78,755
Hanger, Inc.* (Health Care Providers & Services)	1,688	24,172
Hanmi Financial Corp. (Banks)	610	13,688
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	461	22,483
Harsco Corp.* (Machinery)	3,626	25,781
Haverty Furniture Cos., Inc. (Specialty Retail)	633	14,673
Hawaiian Holdings, Inc.* (Airlines)	2,337	33,442
Hawkins, Inc. (Chemicals)	394	14,196
Haynes International, Inc. (Metals & Mining)	244	7,996
Healthcare Services Group, Inc. (Commercial Services & Supplies)	3,371	58,689
HealthStream, Inc.* (Health Care Technology)	511	11,094
Heartland Express, Inc. (Road & Rail)	2,121	29,503
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	6,491	20,122
Helmerich & Payne, Inc. (Energy Equipment & Services)	4,794	206,429
Heritage Financial Corp. (Banks)	1,598	40,206
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	1,505	14,764
Hillenbrand, Inc. (Machinery)	1,502	61,522
Hilltop Holdings, Inc. (Banks)	1,109	29,566
HNI Corp. (Commercial Services & Supplies)	1,930	66,952
Hope Bancorp, Inc. (Banks)	5,482	75,871
Horace Mann Educators Corp. (Insurance)	1,894	72,692

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 253

Common Stocks, continued

	Shares	Value
Hostess Brands, Inc.* (Food Products)	6,305	$133,729
Hub Group, Inc.*—Class A (Air Freight & Logistics)	1,548	109,815
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	561	14,575
Independent Bank Corp. (Banks)	1,238	98,334
Independent Bank Group, Inc. (Banks)	1,655	112,391
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,756	24,724
Innospec, Inc. (Chemicals)	1,133	108,531
Inogen, Inc.* (Health Care Equipment & Supplies)	936	22,632
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	1,597	137,788
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,507	106,485
InterDigital, Inc. (Communications Equipment)	677	41,162
Interface, Inc. (Commercial Services & Supplies)	1,494	18,735
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts)	1,502	22,051
iRobot Corp.* (Household Durables)	555	20,396
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,751	20,189
iStar, Inc. (Equity Real Estate Investment Trusts)	1,660	22,759
Itron, Inc.* (Electronic Equipment, Instruments & Components)	2,051	101,380
J & J Snack Foods Corp. (Food Products)	383	53,490
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	298	16,706
James River Group Holdings, Ltd. (Insurance)	1,705	42,250
John B Sanfilippo & Son, Inc. (Food Products)	407	29,503
John Bean Technologies Corp. (Machinery)	523	57,750
Kaiser Aluminum Corp. (Metals & Mining)	724	57,261
Kaman Corp.—Class A (Trading Companies & Distributors)	1,274	39,813
KAR Auction Services, Inc.* (Commercial Services & Supplies)	5,553	82,018
Kelly Services, Inc.—Class A (Professional Services)	1,573	31,193
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,377	24,029
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,508	43,464
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,038	34,638
Koppers Holdings, Inc. (Chemicals)	963	21,802
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,283	84,716
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	220	15,167
La-Z-Boy, Inc. (Household Durables)	1,968	46,661
LCI Industries (Auto Components)	382	42,738
LendingTree, Inc.* (Thrifts & Mortgage Finance)	500	21,910
Lindsay Corp. (Machinery)	205	27,228
LivePerson, Inc.* (Software)	1,201	16,982
LL Flooring Holdings, Inc.* (Specialty Retail)	1,356	12,706
Loyalty Ventures, Inc.* (Media)	908	3,242
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,797	68,987
LXP Industrial Trust (Equity Real Estate Investment Trusts)	6,526	70,089
M.D.C Holdings, Inc. (Household Durables)	2,594	83,813
M/I Homes, Inc.* (Household Durables)	1,291	51,201
ManTech International Corp.—Class A (Professional Services)	1,254	119,694
Marcus & Millichap, Inc. (Real Estate Management & Development)	491	18,162
Marten Transport, Ltd. (Road & Rail)	2,692	45,280
Materion Corp. (Metals & Mining)	392	28,902
Matthews International Corp.—Class A (Commercial Services & Supplies)	1,426	40,883
MEDNAX, Inc.* (Health Care Providers & Services)	3,921	82,380
Mercer International, Inc. (Paper & Forest Products)	1,837	24,157
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	714	21,720
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	999	54,216
Meritage Homes Corp.* (Household Durables)	886	64,235
Meritor, Inc.* (Machinery)	3,223	117,091
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	98	19,986
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	942	34,892
Middlesex Water Co. (Water Utilities)	248	21,745
ModivCare, Inc.* (Health Care Providers & Services)	242	20,449
Monro, Inc. (Specialty Retail)	872	37,391
Moog, Inc.—Class A (Aerospace & Defense)	1,321	104,874
Motorcar Parts of America, Inc.* (Auto Components)	871	11,428
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	3,369	123,776
Myers Industries, Inc. (Containers & Packaging)	943	21,434
Myriad Genetics, Inc.* (Biotechnology)	1,756	31,907
Nabors Industries, Ltd.* (Energy Equipment & Services)	403	53,962
National Bank Holdings Corp. (Banks)	575	22,005
National Beverage Corp. (Beverages)	457	22,366
National Presto Industries, Inc. (Aerospace & Defense)	231	15,163
National Vision Holdings, Inc.* (Specialty Retail)	2,039	56,073
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,577	51,678
NBT Bancorp, Inc. (Banks)	1,950	73,301
Neenah, Inc. (Paper & Forest Products)	764	26,083
Nektar Therapeutics* (Pharmaceuticals)	4,665	17,727
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,560	20,864
NETGEAR, Inc.* (Communications Equipment)	1,316	24,372
NetScout Systems, Inc.* (Communications Equipment)	3,362	113,803
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	17,397	48,016
NextGen Healthcare, Inc.* (Health Care Technology)	2,558	44,612
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	3,927	65,385

See accompanying notes to financial statements.

254 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	823	$10,724
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	5,770	73,856
Northwest Natural Holding Co. (Gas Utilities)	1,562	82,942
NOW, Inc.* (Trading Companies & Distributors)	5,054	49,428
Oceaneering International, Inc.* (Energy Equipment & Services)	4,565	48,754
Office Properties Income Trust (Equity Real Estate Investment Trusts)	2,205	43,990
OFG Bancorp (Banks)	1,109	28,169
O-I Glass, Inc.* (Containers & Packaging)	7,113	99,582
Oil States International, Inc.* (Energy Equipment & Services)	2,818	15,274
Olympic Steel, Inc. (Metals & Mining)	426	10,970
OneSpan, Inc.* (Software)	799	9,508
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	3,299	8,940
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts)	2,585	28,332
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	907	21,351
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	412	35,201
Owens & Minor, Inc. (Health Care Providers & Services)	3,470	109,132
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	252	22,362
Pacific Premier Bancorp, Inc. (Banks)	2,424	70,878
Pacira BioSciences, Inc.* (Pharmaceuticals)	807	47,048
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	2,081	32,443
Park Aerospace Corp. (Aerospace & Defense)	496	6,329
Park National Corp. (Banks)	244	29,585
Patrick Industries, Inc. (Auto Components)	527	27,320
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	9,853	155,283
PBF Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	4,347	126,149
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	502	22,113
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	498	10,712
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	4,187	57,906
Perdoceo Education Corp.* (Diversified Consumer Services)	3,132	36,895
PetMed Express, Inc. (Internet & Direct Marketing Retail)	955	19,005
PGT Innovations, Inc.* (Building Products)	1,501	24,977
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	926	17,714
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	2,815	54,836
Pitney Bowes, Inc. (Commercial Services & Supplies)	7,454	26,983
Plantronics, Inc.* (Communications Equipment)	1,013	40,196
Plexus Corp.* (Electronic Equipment, Instruments & Components)	1,262	99,067
Powell Industries, Inc. (Electrical Equipment)	413	9,652
PRA Group, Inc.* (Consumer Finance)	1,812	65,883
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	1,076	63,270
PriceSmart, Inc. (Food & Staples Retailing)	1,097	78,578
ProAssurance Corp. (Insurance)	2,461	58,153
PROG Holdings, Inc.* (Consumer Finance)	2,461	40,607
ProPetro Holding Corp.* (Energy Equipment & Services)	3,901	39,010
Proto Labs, Inc.* (Machinery)	1,253	59,944
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,852	41,226
Quaker Chemical Corp. (Chemicals)	257	38,427
Quanex Building Products Corp. (Building Products)	1,520	34,580
QuinStreet, Inc.* (Interactive Media & Services)	2,296	23,098
Rayonier Advanced Materials, Inc.* (Chemicals)	2,933	7,684
RE/MAX Holdings, Inc. (Real Estate Management & Development)	877	21,504
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	3,069	36,582
Realogy Holdings Corp.* (Real Estate Management & Development)	5,380	52,886
REGENXBIO, Inc.* (Biotechnology)	950	23,465
Renasant Corp. (Banks)	2,545	73,321
Rent-A-Center, Inc. (Specialty Retail)	1,275	24,799
Resideo Technologies, Inc.* (Building Products)	6,634	128,831
Resources Connection, Inc. (Professional Services)	1,420	28,925
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,884	45,510
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	237	20,098
RPC, Inc.* (Energy Equipment & Services)	3,210	22,181
RPT Realty (Equity Real Estate Investment Trusts)	1,901	18,687
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,426	23,187
S&T Bancorp, Inc. (Banks)	1,790	49,100
Safety Insurance Group, Inc. (Insurance)	638	61,950
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,729	32,530
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	2,771	112,862
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	186	8,762
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,149	35,780
Scholastic Corp. (Media)	1,387	49,889
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,452	36,474
Seacoast Banking Corp. of Florida (Banks)	1,339	44,241
Select Medical Holdings Corp. (Health Care Providers & Services)	4,699	110,990
Selectquote, Inc.* (Insurance)	2,902	7,197
Seneca Foods Corp.*—Class A (Food Products)	276	15,329
Service Properties Trust (Equity Real Estate Investment Trusts)	7,518	39,319
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	804	31,742
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	2,279	50,594
Simmons First National Corp.—Class A (Banks)	5,771	122,691

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 255

Common Stocks, continued

	Shares	Value
Simulations Plus, Inc. (Health Care Technology)	287	$14,158
SiriusPoint, Ltd.* (Insurance)	3,940	21,355
SITE Centers Corp. (Equity Real Estate Investment Trusts)	3,724	50,162
SkyWest, Inc.* (Airlines)	2,301	48,896
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	842	13,784
Sonic Automotive, Inc.—Class A (Specialty Retail)	892	32,674
Sonos, Inc.* (Household Durables)	2,975	53,669
South Jersey Industries, Inc. (Gas Utilities)	5,575	190,330
Southside Bancshares, Inc. (Banks)	541	20,244
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	18,284	114,274
SpartanNash Co. (Food & Staples Retailing)	1,648	49,720
SPX Corp.* (Machinery)	1,209	63,884
Standard Motor Products, Inc. (Auto Components)	866	38,961
Standex International Corp. (Machinery)	286	24,247
Stepan Co. (Chemicals)	969	98,208
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,129	36,365
Stewart Information Services Corp. (Insurance)	627	31,193
StoneX Group, Inc.* (Capital Markets)	781	60,973
Strategic Education, Inc. (Diversified Consumer Services)	1,046	73,827
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	4,889	35,543
SunCoke Energy, Inc. (Metals & Mining)	3,797	25,858
Surmodics, Inc.* (Health Care Equipment & Supplies)	223	8,302
Sylvamo Corp. (Paper & Forest Products)	1,610	52,615
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,880	29,084
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	4,493	70,944
Tennant Co. (Machinery)	482	28,559
The Andersons, Inc. (Food & Staples Retailing)	1,432	47,242
The Cato Corp.—Class A (Specialty Retail)	799	9,276
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	2,235	59,049
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	1,497	58,218
The E.W. Scripps Co.*—Class A (Media)	1,425	17,770
The Ensign Group, Inc. (Health Care Providers & Services)	1,104	81,111
The GEO Group, Inc.* (Equity Real Estate Investment Trusts)	5,651	37,297
The Greenbrier Cos., Inc. (Machinery)	1,484	53,409
The Marcus Corp.* (Entertainment)	1,005	14,844
The ODP Corp.* (Specialty Retail)	1,994	60,299
The Pennant Group, Inc.* (Health Care Providers & Services)	605	7,750
TimkenSteel Corp.* (Metals & Mining)	1,890	35,362
Titan International, Inc.* (Machinery)	2,340	35,334
Tompkins Financial Corp. (Banks)	300	21,630
Tootsie Roll Industries, Inc. (Food Products)	406	14,352
Tredegar Corp. (Chemicals)	1,172	11,720
TreeHouse Foods, Inc.* (Food Products)	2,551	106,683
Tri Pointe Homes, Inc.* (Household Durables)	4,713	79,508
Trinity Industries, Inc. (Machinery)	1,594	38,607
Trinseo PLC (Chemicals)	1,646	63,305
TrueBlue, Inc.* (Professional Services)	1,515	27,119
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	874	26,954
Trustmark Corp. (Banks)	2,799	81,703
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,601	57,513
Tupperware Brands Corp.* (Household Durables)	2,091	13,257
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	15,671	78,042
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	325	35,490
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	3,437	39,251
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	631	8,872
UniFirst Corp. (Commercial Services & Supplies)	691	118,976
Unisys Corp.* (IT Services)	1,602	19,272
United Community Banks, Inc. (Banks)	1,725	52,078
United Fire Group, Inc. (Insurance)	984	33,682
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	4,535	42,720
Unitil Corp. (Multi-Utilities)	730	42,866
Universal Corp. (Tobacco)	1,124	68,002
Universal Electronics, Inc.* (Household Durables)	575	14,703
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	269	14,313
Universal Insurance Holdings, Inc. (Insurance)	1,269	16,535
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,764	42,040
Urban Outfitters, Inc.* (Specialty Retail)	2,919	54,469
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	632	10,238
USANA Health Sciences, Inc.* (Personal Products)	173	12,518
Vanda Pharmaceuticals, Inc.* (Biotechnology)	928	10,115
Varex Imaging Corp.* (Health Care Equipment & Supplies)	652	13,946
Veris Residential, Inc.* (Equity Real Estate Investment Trusts)	3,648	48,300
Veritiv Corp.* (Trading Companies & Distributors)	635	68,929
Viad Corp.* (Commercial Services & Supplies)	441	12,176
Viavi Solutions, Inc.* (Communications Equipment)	3,942	52,153
Wabash National Corp. (Machinery)	2,233	30,324
Warrior Met Coal, Inc. (Metals & Mining)	2,353	72,025
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,234	47,607
WD-40 Co. (Household Products)	261	52,555
Westamerica Bancorp (Banks)	1,224	68,128
Whitestone REIT (Equity Real Estate Investment Trusts)	2,104	22,618
Winnebago Industries, Inc. (Automobiles)	731	35,497
WisdomTree Investments, Inc. (Capital Markets)	1,902	9,643
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,985	40,018
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,875	58,823

See accompanying notes to financial statements.

256 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
WSFS Financial Corp. (Thrifts & Mortgage Finance)	1,651	$66,189
WW International, Inc.* (Diversified Consumer Services)	2,434	15,553
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	5,207	75,658
Xperi Holding Corp. (Software)	2,272	32,785
Yelp, Inc.* (Interactive Media & Services)	1,547	42,960
Zimvie, Inc.* (Health Care Equipment & Supplies)	950	15,210
Zumiez, Inc.* (Specialty Retail)	752	19,552
TOTAL COMMON STOCKS (Cost $17,965,510)		20,670,782

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $10,000	$10,000	$10,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,000)		10,000

Collateral for Securities Loaned(c) (0.7%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 1.42%(d)	143,058	$143,058
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $143,058)		143,058
TOTAL INVESTMENT SECURITIES (Cost $18,118,568)—101.0%		20,823,840
Net other assets (liabilities)—(1.0)%		(199,525)
NET ASSETS—100.0%		$20,624,315

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $141,520.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2022.

(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2022.

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$295,748	1.4%
Air Freight & Logistics	183,620	0.9%
Airlines	160,823	0.8%
Auto Components	206,380	1.0%
Automobiles	35,497	0.2%
Banks	2,263,895	10.9%
Beverages	22,366	0.1%
Biotechnology	176,308	0.9%
Building Products	388,553	1.9%
Capital Markets	92,860	0.5%
Chemicals	575,060	2.7%
Commercial Services & Supplies	656,054	3.3%
Communications Equipment	310,044	1.5%
Construction & Engineering	162,437	0.8%
Consumer Finance	220,170	1.1%
Containers & Packaging	121,016	0.6%
Diversified Consumer Services	214,111	1.0%
Diversified Telecommunication Services	85,429	0.4%
Electrical Equipment	55,656	0.3%
Electronic Equipment, Instruments & Components	867,479	4.2%
Energy Equipment & Services	756,694	3.7%
Entertainment	50,066	0.2%
Equity Real Estate Investment Trusts	1,740,778	8.5%
Food & Staples Retailing	233,758	1.1%
Food Products	590,790	2.9%
Gas Utilities	323,408	1.6%
Health Care Equipment & Supplies	715,934	3.5%
Health Care Providers & Services	604,993	2.9%
Health Care Technology	139,144	0.7%
Hotels, Restaurants & Leisure	351,865	1.7%
Household Durables	447,754	2.2%
Household Products	143,047	0.7%
Insurance	782,581	3.8%
Interactive Media & Services	80,382	0.4%
Internet & Direct Marketing Retail	19,005	0.1%
IT Services	87,050	0.4%
Leisure Products	56,651	0.3%
Life Sciences Tools & Services	20,864	0.1%
Machinery	1,100,983	5.2%
Media	122,525	0.6%
Metals & Mining	570,371	2.8%
Mortgage Real Estate Investment Trusts	458,714	2.2%
Multiline Retail	27,261	0.1%
Multi-Utilities	186,405	0.9%
Oil, Gas & Consumable Fuels	534,709	2.6%
Paper & Forest Products	179,374	0.9%
Personal Products	95,608	0.5%
Pharmaceuticals	234,954	1.1%
Professional Services	206,931	1.0%
Real Estate Management & Development	92,552	0.4%
Road & Rail	74,783	0.4%
Semiconductors & Semiconductor Equipment	178,290	0.9%
Software	146,699	0.7%
Specialty Retail	821,693	4.0%
Technology Hardware, Storage & Peripherals	12,198	0.1%
Textiles, Apparel & Luxury Goods	193,097	0.9%
Thrifts & Mortgage Finance	483,998	2.3%
Tobacco	68,002	0.3%
Trading Companies & Distributors	371,992	1.8%
Water Utilities	124,141	0.6%
Wireless Telecommunication Services	147,232	0.8%
Other**	(46,467)	(0.2)%
Total	$20,624,315	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 257

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$18,118,568
Securities, at value(a)	20,813,840
Repurchase agreements, at value	10,000
Total Investment Securities, at value	20,823,840
Cash	616
Dividends and interest receivable	29,108
Receivable for capital shares issued	510
Prepaid expenses	1,332
TOTAL ASSETS	20,855,406

LIABILITIES:
Payable for collateral for securities loaned	143,058
Payable for capital shares redeemed	26,439
Advisory fees payable	13,465
Management services fees payable	1,795
Administration fees payable	1,868
Administrative services fees payable	9,813
Distribution fees payable	10,141
Transfer agency fees payable	3,294
Fund accounting fees payable	1,170
Compliance services fees payable	152
Other accrued expenses	19,896
TOTAL LIABILITIES	231,091
NET ASSETS	$20,624,315

NET ASSETS CONSIST OF:
Capital	$21,698,061
Total distributable earnings (loss)	(1,073,746)
NET ASSETS	$20,624,315
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	532,728
Net Asset Value (offering and redemption price per share)	$38.71

(a) Includes securities on loan valued at:	$141,520

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$191,162
Interest	52
Foreign tax withholding	(4)
Net income from securities lending	84
TOTAL INVESTMENT INCOME	191,294

EXPENSES:
Advisory fees	93,409
Management services fees	12,454
Administration fees	11,889
Transfer agency fees	10,355
Administrative services fees	31,956
Distribution fees	31,136
Custody fees	3,336
Fund accounting fees	7,571
Trustee fees	360
Compliance services fees	77
Other fees	12,499
Total Gross Expenses before reductions	215,042
Expenses reduced and reimbursed by the Advisor	(6,007)
TOTAL NET EXPENSES	209,035
NET INVESTMENT INCOME (LOSS)	(17,741)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(428,473)
Change in net unrealized appreciation/depreciation on investment securities	(3,507,901)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,936,374)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,954,115)

See accompanying notes to financial statements.

258 :: ProFund VP Small-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(17,741)	$(3,917)
Net realized gains (losses) on investments	(428,473)	4,951,267
Change in net unrealized appreciation/depreciation on investments	(3,507,901)	1,542,762
Change in net assets resulting from operations	(3,954,115)	6,490,112

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(3,824,325)	(29,211)
Change in net assets resulting from distributions	(3,824,325)	(29,211)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,692,713	44,566,319
Distributions reinvested	3,824,325	29,211
Value of shares redeemed	(16,234,398)	(45,725,453)
Change in net assets resulting from capital transactions	1,282,640	(1,129,923)
Change in net assets	(6,495,800)	5,330,978

NET ASSETS:
Beginning of period	27,120,115	21,789,137
End of period	$20,624,315	$27,120,115

SHARE TRANSACTIONS:
Issued	263,439	862,205
Reinvested	90,817	558
Redeemed	(319,220)	(878,670)
Change in shares	35,036	(15,907)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$54.49	$42.42	$48.67	$39.71	$50.27	$46.23

Investment Activities:
Net investment income (loss)(a)	(0.04)	(0.01)	0.09	0.03	(0.01)	(0.15)
Net realized and unrealized gains (losses) on investments	(7.39)	12.12	(0.82)	8.93	(6.21)	4.63
Total income (loss) from investment activities	(7.43)	12.11	(0.73)	8.96	(6.22)	4.48

Distributions to Shareholders From:
Net investment income	— (b)	(0.04)	(0.01)	—	—	(0.01)
Net realized gains on investments	(8.35)	—	(5.51)	—	(4.34)	(0.43)
Total distributions	(8.35)	(0.04)	(5.52)	—	(4.34)	(0.44)

Net Asset Value, End of Period	$38.71	$54.49	$42.42	$48.67	$39.71	$50.27

Total Return(c)(d)	(14.88)%	28.56%	1.06%	22.56%	(14.21)%	9.71%

Ratios to Average Net Assets:
Gross expenses(d)(e)	1.73%	1.69%	1.78%	1.75%	1.75%	1.73%
Net expenses(d)(e)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)(e)	(0.14)%	(0.01)%	0.23%	0.07%	(0.01)%	(0.32)%

Supplemental Data:
Net assets, end of period (000's)	$20,624	$27,120	$21,789	$21,288	$16,346	$24,856
Portfolio turnover rate(c)(f)	42%	147%	192%	147%	141%	91%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Amount is less than $0.005.

(c)	Not annualized for periods less than one year.

(d)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

260 :: ProFund VP Technology :: Financial Statements

Investment Objective: The ProFund VP Technology seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. TechnologySM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	10%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	19.2%
Microsoft Corp.	17.6%
Alphabet, Inc.	11.5%
NVIDIA Corp.	3.5%
Meta Platforms, Inc.	3.4%

Dow Jones U.S. TechnologySM Index – Composition

% of Index
Software & Services	39%
Technology Hardware & Equipment	26%
Semiconductors & Semiconductor Equipment	18%
Media & Entertainment	17%

Schedule of Portfolio Investments (unaudited)

Common Stocks (89.5%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	331	$8,570
Adobe, Inc.* (Software)	1,364	499,307
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,678	357,727
Akamai Technologies, Inc.* (IT Services)	463	42,286
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	159	3,290
Alphabet, Inc.*—Class A (Interactive Media & Services)	868	1,891,598
Alphabet, Inc.*—Class C (Interactive Media & Services)	796	1,741,210
Alteryx, Inc.* (Software)	175	8,474
Amdocs, Ltd. (IT Services)	360	29,992
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	290	4,916
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,511	220,742
Angi, Inc.* (Interactive Media & Services)	216	989
ANSYS, Inc.* (Software)	251	60,062
Appian Corp.* (Software)	118	5,588
Apple, Inc. (Technology Hardware, Storage & Peripherals)	44,386	6,068,455
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,550	231,999
AppLovin Corp.*—Class A (Software)	104	3,582
Arista Networks, Inc.* (Communications Equipment)	650	60,931
Asana, Inc.*—Class A (Software)	242	4,254
Aspen Technology, Inc.* (Software)	81	14,878
Autodesk, Inc.* (Software)	628	107,991
Avalara, Inc.* (Software)	254	17,932
Bentley Systems, Inc.—Class B (Software)	542	18,049
Bill.com Holdings, Inc.* (Software)	268	29,464
Black Knight, Inc.* (IT Services)	450	29,426
Blackbaud, Inc.* (Software)	131	7,607
Blackline, Inc.* (Software)	156	10,390
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,179	572,769
Bumble, Inc.*—Class A (Interactive Media & Services)	209	5,883
Cadence Design Systems, Inc.* (Software)	796	119,424
Cargurus, Inc.* (Interactive Media & Services)	254	5,458
CCC Intelligent Solutions Holdings, Inc.* (Software)	177	1,628
CDK Global, Inc. (Software)	337	18,457
CDW Corp. (Electronic Equipment, Instruments & Components)	390	61,448
Ceridian HCM Holding, Inc.* (Software)	397	18,691
Chewy, Inc.*—Class A (Internet & Direct Marketing Retail)	262	9,097
Ciena Corp.* (Communications Equipment)	439	20,062
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	165	11,969
Cisco Systems, Inc. (Communications Equipment)	11,992	511,338
Citrix Systems, Inc. (Software)	360	34,981
Clear Secure, Inc.*—Class A (Software)	41	820
Cloudflare, Inc.*—Class A (Software)	812	35,525
Cognizant Technology Solutions Corp.—Class A (IT Services)	1,504	101,504
Confluent, Inc.*—Class A (Software)	338	7,855
Consensus Cloud Solutions, Inc.* (Software)	46	2,009
Coupa Software, Inc.* (Software)	217	12,391
Crowdstrike Holdings, Inc.*—Class A (Software)	616	103,833
Datadog, Inc.*—Class A (Software)	743	70,763
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	792	36,598
Digital Turbine, Inc.* (Software)	255	4,455
DocuSign, Inc.* (Software)	577	33,108
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	187	13,382
DoorDash, Inc.*—Class A (Internet & Direct Marketing Retail)	482	30,930
Dropbox, Inc.* (Software)	773	16,225

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 261

Common Stocks, continued

	Shares	Value
Duck Creek Technologies, Inc.* (Software)	218	$3,237
DXC Technology Co.* (IT Services)	706	21,399
Dynatrace, Inc.* (Software)	569	22,441
eBay, Inc. (Internet & Direct Marketing Retail)	1,616	67,338
Elastic NV* (Software)	210	14,211
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	390	76,144
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	392	36,115
EPAM Systems, Inc.* (IT Services)	165	48,639
Etsy, Inc.* (Internet & Direct Marketing Retail)	367	26,868
F5, Inc.* (Communications Equipment)	175	26,782
Fair Isaac Corp.* (Software)	75	30,068
Fastly, Inc.*—Class A (IT Services)	317	3,680
Five9, Inc.* (Software)	201	18,319
Fortinet, Inc.* (Software)	1,923	108,803
Garmin, Ltd. (Household Durables)	440	43,230
Gartner, Inc.* (IT Services)	232	56,104
Gitlab, Inc.*—Class A (Software)	106	5,633
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	154	6,212
GoDaddy, Inc.*—Class A (IT Services)	467	32,485
Guidewire Software, Inc.* (Software)	241	17,109
Hashicorp, Inc.*—Class A (Software & Tech Services)	92	2,708
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,753	49,765
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,041	99,685
HubSpot, Inc.* (Software)	131	39,385
IAC/InterActive Corp.* (Interactive Media & Services)	243	18,461
Informatica, Inc.*—Class A (Software)	89	1,849
Intel Corp. (Semiconductors & Semiconductor Equipment)	11,804	441,587
International Business Machines Corp. (IT Services)	2,596	366,528
Intuit, Inc. (Software)	816	314,519
Juniper Networks, Inc. (Communications Equipment)	933	26,591
KLA Corp. (Semiconductors & Semiconductor Equipment)	431	137,523
Kyndryl Holdings, Inc.* (IT Services)	519	5,076
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	400	170,460
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	397	19,255
Liberty Global PLC*—Class A (Media)	506	10,651
Liberty Global PLC*—Class C (Diversified Telecommunication Services)	859	18,975
LiveRamp Holdings, Inc.* (IT Services)	197	5,085
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,684	29,283
Lumentum Holdings, Inc.* (Communications Equipment)	199	15,805
Mandiant, Inc.* (Software)	693	15,121
Manhattan Associates, Inc.* (Software)	182	20,857
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,456	106,910
Match Group, Inc.* (Interactive Media & Services)	824	57,425
Matterport, Inc.* (Software)	619	2,266
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	6,621	1,067,636
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,605	93,218
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,224	178,223
Microsoft Corp. (Software)	21,590	5,544,961
MicroStrategy, Inc.* (Software)	27	4,436
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	161	16,523
MongoDB, Inc.* (IT Services)	195	50,603
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	127	48,773
Motorola Solutions, Inc. (Communications Equipment)	483	101,237
nCino, Inc.* (Software)	165	5,102
NCR Corp.* (Technology Hardware, Storage & Peripherals)	394	12,257
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	642	41,884
New Relic, Inc.* (Software)	172	8,609
NortonLifelock, Inc. (Software)	1,680	36,893
Nutanix, Inc.*—Class A (Software)	637	9,319
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	7,228	1,095,692
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	758	112,207
Okta, Inc.* (IT Services)	435	39,324
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,254	63,089
Oracle Corp. (Software)	4,544	317,489
Palantir Technologies, Inc.*—Class A (Software)	4,720	42,810
Palo Alto Networks, Inc.* (Software)	284	140,279
Paycom Software, Inc.* (Software)	139	38,937
Paylocity Holding Corp.* (Software)	115	20,058
Pegasystems, Inc. (Software)	118	5,645
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	168	12,602
Procore Technologies, Inc.* (Software)	27	1,226
PTC, Inc.* (Software)	304	32,327
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	810	20,825
Q2 Holdings, Inc.* (Software)	165	6,364
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	313	29,522
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,233	412,983
Qualtrics International, Inc.*—Class A (Software)	299	3,740
Rapid7, Inc.* (Software)	168	11,222
RingCentral, Inc.*—Class A (Software)	245	12,804
Roper Technologies, Inc. (Industrial Conglomerates)	306	120,763
Salesforce, Inc.* (Software)	2,868	473,335
Samsara, Inc.*(a)—Class A (Software)	197	2,200
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	571	40,792
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	183	10,060
SentinelOne, Inc.*—Class A (Software)	536	12,505
ServiceNow, Inc.* (Software)	579	275,326
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	106	14,863

See accompanying notes to financial statements.

262 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued

	Shares	Value
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	465	$43,078
Smartsheet, Inc.* (Software)	372	11,692
Snap, Inc.* (Interactive Media & Services)	3,152	41,386
Snowflake, Inc.*—Class A (IT Services)	699	97,202
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	160	43,789
SolarWinds Corp. (IT Services)	130	1,333
Splunk, Inc.* (Software)	465	41,134
Squarespace, Inc.*—Class A (IT Services)	82	1,715
Synopsys, Inc.* (Software)	442	134,235
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	119	10,841
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	462	41,372
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,662	409,016
Thoughtworks Holding, Inc.* (IT Services)	107	1,510
Trade Desk, Inc. (The)* (Software)	1,276	53,452
Twilio, Inc.* (IT Services)	496	41,570
Twitter, Inc.* (Interactive Media & Services)	2,202	82,333
Tyler Technologies, Inc.* (Software)	120	39,898
Ubiquiti, Inc. (Communications Equipment)	17	4,220
UiPath, Inc.*—Class A (Software)	801	14,570
Unity Software, Inc.* (Software)	479	17,637
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	125	12,643
Varonis Systems, Inc.* (Software)	316	9,265
Veeva Systems, Inc.*—Class A (Health Care Technology)	404	80,008
Verint Systems, Inc.* (Software)	187	7,919
VeriSign, Inc.* (IT Services)	275	46,016
Viavi Solutions, Inc.* (Communications Equipment)	658	8,705
Vimeo, Inc.* (Interactive Media & Services)	453	2,727
VMware, Inc.—Class A (Software)	583	66,450
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	904	40,526
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	357	22,652
Workday, Inc.*—Class A (Software)	573	79,979
Workiva, Inc.* (Software)	139	9,173
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	344	5,108
Zendesk, Inc.* (Software)	354	26,221
Ziff Davis, Inc.* (Interactive Media & Services)	137	10,211
Zoom Video Communications, Inc.*—Class A (Software)	656	70,828
Zscaler, Inc.* (Software)	232	34,686
TOTAL COMMON STOCKS (Cost $5,022,172)		28,234,662

Collateral for Securities Loaned(b)(NM)

Invesco Government & Agency Portfolio—Institutional Shares, 1.42%(c)	2,362	2,362
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,362)		2,362
TOTAL INVESTMENT SECURITIES (Cost $5,024,534)—89.5%		28,237,024
Net other assets (liabilities)—10.5%		3,329,963
NET ASSETS—100.0%		$31,566,987

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $2,245.
(b)	Securities were purchased with cash collateral held from securities on loan at June 30, 2022.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	7/25/22	2.18%	$3,305,953	$(20,175)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 263

ProFund VP Technology invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Communications Equipment	$775,671	2.5%
Diversified Telecommunication Services	48,258	0.2%
Electronic Equipment, Instruments & Components	85,671	0.3%
Health Care Technology	80,008	0.3%
Household Durables	43,230	0.1%
Industrial Conglomerates	120,763	0.4%
Interactive Media & Services	4,925,317	15.6%
Internet & Direct Marketing Retail	134,233	0.5%
IT Services	1,021,477	3.2%
Media	10,651	NM
Semiconductors & Semiconductor Equipment	5,057,923	16.0%
Software	9,512,857	30.1%
Software & Tech Services	2,708	NM
Technology Hardware, Storage & Peripherals	6,415,895	20.3%
Other**	3,332,325	10.5%
Total	$31,566,987	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

264 :: ProFund VP Technology :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$5,024,534
Securities, at value(a)	28,237,024
Total Investment Securities, at value	28,237,024
Segregated cash balances for swap agreements with custodian	1,480,000
Dividends receivable	4,384
Receivable for capital shares issued	89,757
Receivable for investments sold	2,014,248
Prepaid expenses	407
TOTAL ASSETS	31,825,820

LIABILITIES:
Cash overdraft	158,420
Payable for collateral for securities loaned	2,362
Payable for capital shares redeemed	1,255
Unrealized depreciation on swap agreements	20,175
Advisory fees payable	20,471
Management services fees payable	2,730
Administration fees payable	2,837
Administrative services fees payable	10,392
Distribution fees payable	18,527
Trustee fees payable	11
Transfer agency fees payable	4,972
Fund accounting fees payable	1,623
Compliance services fees payable	259
Other accrued expenses	14,799
TOTAL LIABILITIES	258,833
NET ASSETS	$31,566,987

NET ASSETS CONSIST OF:
Capital	$5,886,925
Total distributable earnings (loss)	25,680,062
NET ASSETS	$31,566,987
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	602,814
Net Asset Value (offering and redemption price per share)	$52.37

(a) Includes securities on loan valued at:	$2,245

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$135,262
Interest	533
Foreign tax withholding	(198)
Net income from securities lending	45
TOTAL INVESTMENT INCOME	135,642

EXPENSES:
Advisory fees	151,092
Management services fees	20,145
Administration fees	15,987
Transfer agency fees	13,782
Administrative services fees	34,768
Distribution fees	50,364
Custody fees	2,480
Fund accounting fees	9,199
Trustee fees	475
Compliance services fees	89
Other fees	20,897
TOTAL NET EXPENSES	319,278
NET INVESTMENT INCOME (LOSS)	(183,636)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,719,026
Net realized gains (losses) on swap agreements	(135,690)
Change in net unrealized appreciation/depreciation on investment securities	(19,884,727)
Change in net unrealized appreciation/depreciation on swap agreements	(7,453)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(15,308,844)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,492,480)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 265

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(183,636)	$(452,675)
Net realized gains (losses) on investments	4,583,336	6,932,797
Change in net unrealized appreciation/depreciation on investments	(19,892,180)	8,128,076
Change in net assets resulting from operations	(15,492,480)	14,608,198

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(6,489,800)	(3,594,551)
Change in net assets resulting from distributions	(6,489,800)	(3,594,551)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	42,372,338	82,428,746
Distributions reinvested	6,489,800	3,594,551
Value of shares redeemed	(49,900,277)	(87,710,917)
Change in net assets resulting from capital transactions	(1,038,139)	(1,687,620)
Change in net assets	(23,020,419)	9,326,027

NET ASSETS:
Beginning of period	54,587,406	45,261,379
End of period	$31,566,987	$54,587,406

SHARE TRANSACTIONS:
Issued	546,180	990,708
Reinvested	115,580	51,139
Redeemed	(646,537)	(1,054,956)
Change in shares	15,223	(13,109)

See accompanying notes to financial statements.

266 :: ProFund VP Technology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$92.90	$75.35	$56.87	$40.10	$42.06	$31.12

Investment Activities:
Net investment income (loss)(a)	(0.34)	(0.76)	(0.43)	(0.20)	(0.12)	(0.09)
Net realized and unrealized gains (losses) on investments	(27.37)	24.96	25.75	18.09	(0.66)	11.05
Total income (loss) from investment activities	(27.71)	24.20	25.32	17.89	(0.78)	10.96

Distributions to Shareholders From:
Net investment income	—	—	—	—	—	(0.02)
Net realized gains on investments	(12.82)	(6.65)	(6.84)	(1.12)	(1.18)	—
Total distributions	(12.82)	(6.65)	(6.84)	(1.12)	(1.18)	(0.02)

Net Asset Value, End of Period	$52.37	$92.90	$75.35	$56.87	$40.10	$42.06

Total Return(b)(c)	(30.75)%	34.96%	44.80%	45.11%	(2.25)%	35.18%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.59%	1.58%	1.65%	1.62%	1.58%	1.56%
Net expenses(c)(d)	1.59%	1.58%	1.65%	1.62%	1.58%	1.56%
Net investment income (loss)(c)(d)	(0.91)%	(0.92)%	(0.66)%	(0.41)%	(0.27)%	(0.25)%

Supplemental Data:
Net assets, end of period (000's)	$31,567	$54,587	$45,261	$33,951	$26,279	$33,731
Portfolio turnover rate(b)(e)	112%	163%	187%	75%	58%	86%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 267

Investment Objective: The ProFund VP Telecommunications seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Select TelecommunicationsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	22.5%
Cisco Systems, Inc.	21.7%
AT&T, Inc.	4.6%
T-Mobile U.S., Inc.	4.6%
Motorola Solutions, Inc.	4.4%

Dow Jones U.S. Select TelecommunicationsSM Index – Composition

% of Index
Communications Equipment	49%
Diversified Telecommunication Services	41%
Wireless Telecommunication Services	6%
Household Durables	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.7%)

	Shares	Value
ADTRAN, Inc. (Communications Equipment)	888	$15,567
Anterix, Inc.* (Diversified Telecommunication Services)	332	13,635
Arista Networks, Inc.* (Communications Equipment)	2,294	215,039
AT&T, Inc. (Diversified Telecommunication Services)	11,230	235,381
ATN International, Inc. (Diversified Telecommunication Services)	197	9,241
Ciena Corp.* (Communications Equipment)	2,750	125,675
Cisco Systems, Inc. (Communications Equipment)	26,314	1,122,028
CommScope Holding Co., Inc.* (Communications Equipment)	3,747	22,932
Comtech Telecommunications Corp. (Communications Equipment)	481	4,363
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,314	9,198
EchoStar Corp.*—Class A (Diversified Telecommunication Services)	673	12,989
Extreme Networks, Inc.* (Communications Equipment)	2,365	21,096
F5, Inc.* (Communications Equipment)	1,094	167,425
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	3,764	88,605
Garmin, Ltd. (Household Durables)	2,282	224,207
Globalstar, Inc.* (Diversified Telecommunication Services)	12,035	14,803
Harmonic, Inc.* (Communications Equipment)	1,889	16,378
IDT Corp.*—Class B (Diversified Telecommunication Services)	316	7,947
Inseego Corp.* (Communications Equipment)	1,455	2,750
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,314	86,914
Juniper Networks, Inc. (Communications Equipment)	5,841	166,469
Liberty Global PLC*—Class A (Media)	3,166	66,644
Liberty Global PLC*—Class C (Diversified Telecommunication Services)	5,382	118,888
Liberty Latin America, Ltd.*—Class A (Media)	707	5,515
Liberty Latin America, Ltd.*—Class C (Media)	2,759	21,493
Lumen Technologies, Inc. (Diversified Telecommunication Services)	16,808	183,375
Lumentum Holdings, Inc.* (Communications Equipment)	1,247	99,037
Motorola Solutions, Inc. (Communications Equipment)	1,085	227,415
NETGEAR, Inc.* (Communications Equipment)	521	9,649
NetScout Systems, Inc.* (Communications Equipment)	1,335	45,190
Plantronics, Inc.* (Communications Equipment)	773	30,673
Radius Global Infrastructure, Inc.*—Class A (Diversified Telecommunication Services)	1,291	19,701
Ribbon Communications, Inc.* (Communications Equipment)	2,198	6,682
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	905	20,091
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,784	28,169
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,748	235,177
U.S. Cellular Corp.* (Wireless Telecommunication Services)	266	7,703
Ubiquiti, Inc. (Communications Equipment)	109	27,055
Verizon Communications, Inc. (Diversified Telecommunication Services)	22,930	1,163,697
ViaSat, Inc.* (Communications Equipment)	1,346	41,228
Viavi Solutions, Inc.* (Communications Equipment)	4,119	54,494
TOTAL COMMON STOCKS (Cost $4,012,224)		4,994,518

See accompanying notes to financial statements.

268 :: ProFund VP Telecommunications :: Financial Statements

Repurchase Agreements(a) (3.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $183,007	$183,000	$183,000
TOTAL REPURCHASE AGREEMENTS (Cost $183,000)		183,000
TOTAL INVESTMENT SECURITIES (Cost $4,195,224)—100.2%		5,177,518
Net other assets (liabilities)—(0.2)%		(11,971)
NET ASSETS—100.0%		$5,165,547

*	Non-income producing security.

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	7/25/22	2.18%	$162,940	$(1,719)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Telecommunications invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Communications Equipment	$2,421,145	46.9%
Diversified Telecommunication Services	1,964,374	38.1%
Household Durables	224,207	4.3%
Media	93,652	1.8%
Wireless Telecommunication Services	291,140	5.6%
Other**	171,029	3.3%
Total	$5,165,547	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 269

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$4,195,224
Securities, at value	4,994,518
Repurchase agreements, at value	183,000
Total Investment Securities, at value	5,177,518
Cash	95
Dividends and interest receivable	997
Receivable for capital shares issued	2,184
Prepaid expenses	59
TOTAL ASSETS	5,180,853

LIABILITIES:
Payable for capital shares redeemed	794
Unrealized depreciation on swap agreements	1,719
Advisory fees payable	3,181
Management services fees payable	424
Administration fees payable	462
Administrative services fees payable	2,156
Distribution fees payable	2,247
Transfer agency fees payable	795
Fund accounting fees payable	268
Compliance services fees payable	36
Other accrued expenses	3,224
TOTAL LIABILITIES	15,306
NET ASSETS	$5,165,547

NET ASSETS CONSIST OF:
Capital	$5,798,306
Total distributable earnings (loss)	(632,759)
NET ASSETS	$5,165,547
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	172,559
Net Asset Value (offering and redemption price per share)	$29.93

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$79,099
Interest	190
TOTAL INVESTMENT INCOME	79,289

EXPENSES:
Advisory fees	21,720
Management services fees	2,896
Administration fees	2,516
Transfer agency fees	2,196
Administrative services fees	7,960
Distribution fees	7,240
Custody fees	402
Fund accounting fees	1,488
Trustee fees	77
Compliance services fees	16
Other fees	3,012
Total Gross Expenses before reductions	49,523
Expenses reduced and reimbursed by the Advisor	(871)
TOTAL NET EXPENSES	48,652
NET INVESTMENT INCOME (LOSS)	30,637

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(15,294)
Net realized gains (losses) on swap agreements	(21,578)
Change in net unrealized appreciation/depreciation on investment securities	(1,305,059)
Change in net unrealized appreciation/depreciation on swap agreements	(2,091)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,344,022)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,313,385)

See accompanying notes to financial statements.

270 :: ProFund VP Telecommunications :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$30,637	$103,492
Net realized gains (losses) on investments	(36,872)	384,347
Change in net unrealized appreciation/depreciation on investments	(1,307,150)	643,339
Change in net assets resulting from operations	(1,313,385)	1,131,178

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(103,492)	(81,611)
Change in net assets resulting from distributions	(103,492)	(81,611)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,768,041	7,468,687
Distributions reinvested	103,492	81,611
Value of shares redeemed	(4,726,674)	(7,788,325)
Change in net assets resulting from capital transactions	(855,141)	(238,027)
Change in net assets	(2,272,018)	811,540

NET ASSETS:
Beginning of period	7,437,565	6,626,025
End of period	$5,165,547	$7,437,565

SHARE TRANSACTIONS:
Issued	112,012	210,825
Reinvested	3,343	2,336
Redeemed	(139,718)	(221,721)
Change in shares	(24,363)	(8,560)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Telecommunications :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$37.77	$32.25	$31.53	$28.42	$35.52	$40.78

Investment Activities:
Net investment income (loss)(a)	0.18	0.53	0.41	0.28	0.94	1.29
Net realized and unrealized gains (losses) on investments	(7.43)	5.38	0.57	3.87	(6.22)	(2.27)
Total income (loss) from investment activities	(7.25)	5.91	0.98	4.15	(5.28)	(0.98)

Distributions to Shareholders From:
Net investment income	(0.59)	(0.39)	(0.26)	(1.04)	(1.82)	(1.92)
Net realized gains on investments	—	—	—	—	—	(2.36)
Total distributions	(0.59)	(0.39)	(0.26)	(1.04)	(1.82)	(4.28)

Net Asset Value, End of Period	$29.93	$37.77	$32.25	$31.53	$28.42	$35.52

Total Return(b)(c)	(19.25)%	18.41%	3.15%	14.77%	(15.10)%	(2.12)%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.71%	1.69%	1.77%	1.76%	1.76%	1.72%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)(d)	1.06%	1.50%	1.36%	0.89%	2.96%	3.43%

Supplemental Data:
Net assets, end of period (000's)	$5,166	$7,438	$6,626	$6,167	$5,272	$9,372
Portfolio turnover rate(b)(e)	28%	105%	107%	165%	328%	388%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

272 :: ProFund VP UltraBull :: Financial Statements

Investment Objective: The ProFund VP UltraBull seeks daily investment results that, before fees and expenses, correspond to two times (2x) the daily performance of the S&P 500® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	131%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.6%
Microsoft Corp.	4.2%
Alphabet, Inc.	2.7%
Amazon.com, Inc.	2.0%
Tesla, Inc.	1.2%

S&P 500® Index – Composition

% of Index
Information Technology	26%
Health Care	15%
Financials	11%
Consumer Discretionary	11%
Communication Services	9%
Industrials	8%
Consumer Staples	7%
Energy	4%
Utilities	3%
Real Estate	3%
Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (69.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	125	$16,176
A.O. Smith Corp. (Building Products)	29	1,586
Abbott Laboratories (Health Care Equipment & Supplies)	386	41,940
AbbVie, Inc. (Biotechnology)	389	59,579
ABIOMED, Inc.* (Health Care Equipment & Supplies)	10	2,475
Accenture PLC – Class A (IT Services)	140	38,871
Activision Blizzard, Inc. (Entertainment)	172	13,392
Adobe, Inc.* (Software)	104	38,070
Advance Auto Parts, Inc. (Specialty Retail)	13	2,250
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	357	27,300
Aflac, Inc. (Insurance)	131	7,248
Agilent Technologies, Inc. (Life Sciences Tools & Services)	66	7,839
Air Products & Chemicals, Inc. (Chemicals)	49	11,784
Akamai Technologies, Inc.* (IT Services)	35	3,197
Alaska Air Group, Inc.* (Airlines)	28	1,121
Albemarle Corp. (Chemicals)	26	5,433
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	33	4,786
Align Technology, Inc.* (Health Care Equipment & Supplies)	16	3,787
Allegion PLC (Building Products)	19	1,860
Alliant Energy Corp. (Electric Utilities)	55	3,224
Alphabet, Inc.*—Class A (Interactive Media & Services)	66	143,832
Alphabet, Inc.*—Class C (Interactive Media & Services)	61	133,434
Altria Group, Inc. (Tobacco)	399	16,666
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,927	204,666
Amcor PLC (Containers & Packaging)	331	4,114
Ameren Corp. (Multi-Utilities)	57	5,151
American Airlines Group, Inc.* (Airlines)	143	1,813
American Electric Power Co., Inc. (Electric Utilities)	113	10,841
American Express Co. (Consumer Finance)	134	18,575
American International Group, Inc. (Insurance)	174	8,897
American Tower Corp. (Equity Real Estate Investment Trusts)	102	26,069
American Water Works Co., Inc. (Water Utilities)	40	5,951
Ameriprise Financial, Inc. (Capital Markets)	24	5,704
AmerisourceBergen Corp. (Health Care Providers & Services)	33	4,669
AMETEK, Inc. (Electrical Equipment)	51	5,604
Amgen, Inc. (Biotechnology)	118	28,709
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	132	8,498
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	115	16,800
ANSYS, Inc.* (Software)	19	4,547
Anthem, Inc. (Health Care Providers & Services)	53	25,577
Aon PLC (Insurance)	47	12,675
APA Corp. (Oil, Gas & Consumable Fuels)	75	2,618
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,387	463,071
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	195	17,741
Aptiv PLC* (Auto Components)	60	5,344
Archer-Daniels-Midland Co. (Food Products)	124	9,622
Arista Networks, Inc.* (Communications Equipment)	50	4,687
Arthur J. Gallagher & Co. (Insurance)	46	7,500
Assurant, Inc. (Insurance)	12	2,074

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 273

Common Stocks, continued

	Shares	Value
AT&T, Inc. (Diversified Telecommunication Services)	1,578	$33,075
Atmos Energy Corp. (Gas Utilities)	31	3,475
Autodesk, Inc.* (Software)	48	8,254
Automatic Data Processing, Inc. (IT Services)	92	19,324
AutoZone, Inc.* (Specialty Retail)	4	8,596
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	31	6,022
Avery Dennison Corp. (Containers & Packaging)	18	2,914
Baker Hughes Co.—Class A (Energy Equipment & Services)	206	5,947
Ball Corp. (Containers & Packaging)	71	4,882
Bank of America Corp. (Banks)	1,562	48,624
Bath & Body Works, Inc. (Specialty Retail)	53	1,427
Baxter International, Inc. (Health Care Equipment & Supplies)	111	7,130
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	63	15,531
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	398	108,662
Best Buy Co., Inc. (Specialty Retail)	45	2,934
Biogen, Inc.* (Biotechnology)	32	6,526
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	5	2,475
Bio-Techne Corp. (Life Sciences Tools & Services)	9	3,120
BlackRock, Inc.—Class A (Capital Markets)	31	18,880
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	9	15,741
BorgWarner, Inc. (Auto Components)	53	1,769
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	31	2,758
Boston Scientific Corp.* (Health Care Equipment & Supplies)	315	11,740
Bristol-Myers Squibb Co. (Pharmaceuticals)	469	36,113
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	90	43,723
Broadridge Financial Solutions, Inc. (IT Services)	26	3,706
Brown & Brown, Inc. (Insurance)	52	3,034
Brown-Forman Corp.—Class B (Beverages)	40	2,806
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	28	2,838
Cadence Design Systems, Inc.* (Software)	61	9,152
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	47	1,800
Camden Property Trust (Equity Real Estate Investment Trusts)	23	3,093
Campbell Soup Co. (Food Products)	45	2,162
Capital One Financial Corp. (Consumer Finance)	87	9,065
Cardinal Health, Inc. (Health Care Providers & Services)	60	3,136
CarMax, Inc.* (Specialty Retail)	35	3,167
Carnival Corp.*—Class A (Hotels, Restaurants & Leisure)	179	1,548
Carrier Global Corp. (Building Products)	187	6,668
Catalent, Inc.* (Pharmaceuticals)	39	4,184
Caterpillar, Inc. (Machinery)	118	21,095
Cboe Global Markets, Inc. (Capital Markets)	23	2,603
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	72	5,300
CDW Corp. (Electronic Equipment, Instruments & Components)	30	4,727
Celanese Corp. (Chemicals)	24	2,823
Centene Corp.* (Health Care Providers & Services)	129	10,915
CenterPoint Energy, Inc. (Multi-Utilities)	139	4,112
Ceridian HCM Holding, Inc.* (Software)	30	1,412
CF Industries Holdings, Inc. (Chemicals)	46	3,944
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	11	2,354
Charter Communications, Inc.*—Class A (Media)	26	12,182
Chevron Corp. (Oil, Gas & Consumable Fuels)	434	62,834
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	6	7,844
Chubb, Ltd. (Insurance)	93	18,281
Church & Dwight Co., Inc. (Household Products)	53	4,911
Cigna Corp. (Health Care Providers & Services)	70	18,446
Cincinnati Financial Corp. (Insurance)	33	3,926
Cintas Corp. (Commercial Services & Supplies)	19	7,097
Cisco Systems, Inc. (Communications Equipment)	915	39,015
Citigroup, Inc. (Banks)	428	19,683
Citizens Financial Group, Inc. (Banks)	108	3,855
Citrix Systems, Inc. (Software)	27	2,624
CME Group, Inc. (Capital Markets)	79	16,171
CMS Energy Corp. (Multi-Utilities)	64	4,320
Cognizant Technology Solutions Corp.—Class A (IT Services)	115	7,761
Colgate-Palmolive Co. (Household Products)	185	14,826
Comcast Corp.—Class A (Media)	985	38,652
Comerica, Inc. (Banks)	29	2,128
Conagra Brands, Inc. (Food Products)	106	3,629
ConocoPhillips (Oil, Gas & Consumable Fuels)	285	25,596
Consolidated Edison, Inc. (Multi-Utilities)	78	7,418
Constellation Brands, Inc.—Class A (Beverages)	36	8,390
Constellation Energy Corp. (Electric Utilities)	72	4,123
Copart, Inc.* (Commercial Services & Supplies)	47	5,107
Corning, Inc. (Electronic Equipment, Instruments & Components)	167	5,262
Corteva, Inc. (Chemicals)	160	8,662
Costco Wholesale Corp. (Food & Staples Retailing)	98	46,969
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	177	4,565
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	95	15,996
CSX Corp. (Road & Rail)	480	13,949
Cummins, Inc. (Machinery)	31	5,999

See accompanying notes to financial statements.

274 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares		Value
CVS Health Corp. (Health Care Providers & Services)	289		$26,779
D.R. Horton, Inc. (Household Durables)	71		4,700
Danaher Corp. (Health Care Equipment & Supplies)	143		36,253
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	27		3,054
DaVita, Inc.* (Health Care Providers & Services)	13		1,039
Deere & Co. (Machinery)	61		18,269
Delta Air Lines, Inc.* (Airlines)	141		4,085
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	47		1,679
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	135		7,440
DexCom, Inc.* (Health Care Equipment & Supplies)	87		6,484
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	37		4,483
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	63		8,179
Discover Financial Services (Consumer Finance)	62		5,864
DISH Network Corp.*—Class A (Media)	55		986
Dollar General Corp. (Multiline Retail)	50		12,272
Dollar Tree, Inc.* (Multiline Retail)	50		7,793
Dominion Energy, Inc. (Multi-Utilities)	179		14,285
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	8		3,118
Dover Corp. (Machinery)	32		3,882
Dow, Inc. (Chemicals)	160		8,258
DTE Energy Co. (Multi-Utilities)	43		5,450
Duke Energy Corp. (Electric Utilities)	170		18,226
Duke Realty Corp. (Equity Real Estate Investment Trusts)	85		4,671
DuPont de Nemours, Inc. (Chemicals)	112		6,225
DXC Technology Co.* (IT Services)	54		1,637
Eastman Chemical Co. (Chemicals)	28		2,514
Eaton Corp. PLC (Electrical Equipment)	88		11,087
eBay, Inc. (Internet & Direct Marketing Retail)	124		5,167
Ecolab, Inc. (Chemicals)	55		8,457
Edison International (Electric Utilities)	84		5,312
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	137		13,027
Electronic Arts, Inc. (Entertainment)	62		7,542
Eli Lilly & Co. (Pharmaceuticals)	174		56,416
Emerson Electric Co. (Electrical Equipment)	131		10,420
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	30		5,857
Entergy Corp. (Electric Utilities)	45		5,069
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	129		14,247
EPAM Systems, Inc.* (IT Services)	13		3,832
Equifax, Inc. (Professional Services)	27		4,935
Equinix, Inc. (Equity Real Estate Investment Trusts)	20		13,140
Equity Residential (Equity Real Estate Investment Trusts)	76		5,489
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	14		3,661
Etsy, Inc.* (Internet & Direct Marketing Retail)	28		2,050
Everest Re Group, Ltd. (Insurance)	9		2,523
Evergy, Inc. (Electric Utilities)	51		3,328
Eversource Energy (Electric Utilities)	76		6,420
Exelon Corp. (Electric Utilities)	216		9,789
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	33		3,129
Expeditors International of Washington, Inc. (Air Freight & Logistics)	37		3,606
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	30		5,104
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	929		79,559
F5, Inc.* (Communications Equipment)	13		1,990
FactSet Research Systems, Inc. (Capital Markets)	8		3,077
Fastenal Co. (Trading Companies & Distributors)	127		6,339
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	16		1,532
FedEx Corp. (Air Freight & Logistics)	53		12,016
Fidelity National Information Services, Inc. (IT Services)	135		12,375
Fifth Third Bancorp (Banks)	151		5,074
First Horizon Corp. (Banks)	—	(a)	7
First Republic Bank (Banks)	40		5,768
FirstEnergy Corp. (Electric Utilities)	126		4,837
Fiserv, Inc.* (IT Services)	128		11,388
FleetCor Technologies, Inc.* (IT Services)	17		3,572
FMC Corp. (Chemicals)	28		2,996
Ford Motor Co. (Automobiles)	871		9,694
Fortinet, Inc.* (Software)	145		8,204
Fortive Corp. (Machinery)	79		4,296
Fortune Brands Home & Security, Inc. (Building Products)	29		1,737
Fox Corp.—Class A (Media)	69		2,219
Fox Corp.—Class B (Media)	32		950
Franklin Resources, Inc. (Capital Markets)	62		1,445
Freeport-McMoRan, Inc. (Metals & Mining)	320		9,363
Garmin, Ltd. (Household Durables)	34		3,341
Gartner, Inc.* (IT Services)	18		4,353
Generac Holdings, Inc.* (Electrical Equipment)	14		2,948
General Dynamics Corp. (Aerospace & Defense)	51		11,284
General Electric Co. (Industrial Conglomerates)	242		15,408
General Mills, Inc. (Food Products)	133		10,035
General Motors Co.* (Automobiles)	321		10,195
Genuine Parts Co. (Distributors)	31		4,123
Gilead Sciences, Inc. (Biotechnology)	276		17,060
Global Payments, Inc. (IT Services)	62		6,860
Globe Life, Inc. (Insurance)	20		1,949
Halliburton Co. (Energy Equipment & Services)	199		6,241
Hartford Financial Services Group, Inc. (Insurance)	72		4,711
Hasbro, Inc. (Leisure Products)	29		2,375
HCA Healthcare, Inc. (Health Care Providers & Services)	50		8,403

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 275

Common Stocks, continued

	Shares	Value
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	119	$3,083
Henry Schein, Inc.* (Health Care Providers & Services)	30	2,302
Hess Corp. (Oil, Gas & Consumable Fuels)	61	6,462
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	286	3,792
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	61	6,798
Hologic, Inc.* (Health Care Equipment & Supplies)	55	3,812
Honeywell International, Inc. (Industrial Conglomerates)	150	26,072
Hormel Foods Corp. (Food Products)	62	2,936
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	157	2,462
Howmet Aerospace, Inc. (Aerospace & Defense)	83	2,610
HP, Inc. (Technology Hardware, Storage & Peripherals)	232	7,605
Humana, Inc. (Health Care Providers & Services)	28	13,106
Huntington Bancshares, Inc. (Banks)	317	3,814
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	9	1,960
IDEX Corp. (Machinery)	17	3,088
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	18	6,313
Illinois Tool Works, Inc. (Machinery)	62	11,300
Illumina, Inc.* (Life Sciences Tools & Services)	35	6,453
Incyte Corp.* (Biotechnology)	41	3,115
Ingersoll Rand, Inc. (Machinery)	89	3,745
Intel Corp. (Semiconductors & Semiconductor Equipment)	902	33,744
Intercontinental Exchange, Inc. (Capital Markets)	123	11,567
International Business Machines Corp. (IT Services)	198	27,956
International Flavors & Fragrances, Inc. (Chemicals)	56	6,671
International Paper Co. (Containers & Packaging)	82	3,430
Intuit, Inc. (Software)	62	23,897
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	79	15,856
Invesco, Ltd. (Capital Markets)	74	1,194
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	42	9,113
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	64	3,116
J.B. Hunt Transport Services, Inc. (Road & Rail)	18	2,834
Jack Henry & Associates, Inc. (IT Services)	16	2,880
Jacobs Engineering Group, Inc. (Professional Services)	28	3,560
Johnson & Johnson (Pharmaceuticals)	580	102,955
Johnson Controls International PLC (Building Products)	153	7,326
JPMorgan Chase & Co. (Banks)	647	72,858
Juniper Networks, Inc. (Communications Equipment)	71	2,024
Kellogg Co. (Food Products)	56	3,995
Keurig Dr Pepper, Inc. (Beverages)	162	5,733
KeyCorp (Banks)	206	3,549
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	40	5,514
Kimberly-Clark Corp. (Household Products)	74	10,001
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	136	2,689
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	430	7,207
KLA Corp. (Semiconductors & Semiconductor Equipment)	33	10,530
L3Harris Technologies, Inc. (Aerospace & Defense)	43	10,393
Laboratory Corp. of America Holdings (Health Care Providers & Services)	20	4,687
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	31	13,211
Lamb Weston Holding, Inc. (Food Products)	32	2,287
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	76	2,553
Leidos Holdings, Inc. (Professional Services)	30	3,021
Lennar Corp.—Class A (Household Durables)	57	4,022
Lincoln National Corp. (Insurance)	36	1,684
Linde PLC (Chemicals)	111	31,915
Live Nation Entertainment, Inc.* (Entertainment)	30	2,477
LKQ Corp. (Distributors)	57	2,798
Lockheed Martin Corp. (Aerospace & Defense)	52	22,359
Loews Corp. (Insurance)	43	2,548
Lowe's Cos., Inc. (Specialty Retail)	146	25,501
Lumen Technologies, Inc. (Diversified Telecommunication Services)	205	2,237
LyondellBasell Industries N.V.—Class A (Chemicals)	57	4,985
M&T Bank Corp. (Banks)	40	6,376
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	156	3,507
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	119	9,783
MarketAxess Holdings, Inc. (Capital Markets)	8	2,048
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	61	8,331
Marsh & McLennan Cos., Inc. (Insurance)	111	17,233
Martin Marietta Materials, Inc. (Construction Materials)	14	4,189
Masco Corp. (Building Products)	52	2,631
Mastercard, Inc.—Class A (IT Services)	189	59,626
Match Group, Inc.* (Interactive Media & Services)	63	4,390
McCormick & Co., Inc. (Food Products)	55	4,579
McDonald's Corp. (Hotels, Restaurants & Leisure)	163	40,241
McKesson Corp. (Health Care Providers & Services)	32	10,439

See accompanying notes to financial statements.

276 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Medtronic PLC (Health Care Equipment & Supplies)	295	$26,476
Merck & Co., Inc. (Pharmaceuticals)	557	50,782
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	506	81,593
MetLife, Inc. (Insurance)	152	9,544
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	5	5,744
MGM Resorts International (Hotels, Restaurants & Leisure)	78	2,258
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	123	7,144
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	246	13,599
Microsoft Corp. (Software)	1,649	423,513
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	25	4,367
Moderna, Inc.* (Biotechnology)	76	10,857
Mohawk Industries, Inc.* (Household Durables)	11	1,365
Molina Healthcare, Inc.* (Health Care Providers & Services)	13	3,635
Molson Coors Beverage Co.—Class B (Beverages)	41	2,235
Mondelez International, Inc.—Class A (Food Products)	305	18,938
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	10	3,840
Monster Beverage Corp.* (Beverages)	83	7,694
Moody's Corp. (Capital Markets)	35	9,519
Morgan Stanley (Capital Markets)	309	23,502
Motorola Solutions, Inc. (Communications Equipment)	37	7,755
MSCI, Inc.—Class A (Capital Markets)	18	7,419
Nasdaq, Inc. (Capital Markets)	25	3,814
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	49	3,197
Netflix, Inc.* (Entertainment)	98	17,137
Newell Brands, Inc. (Household Durables)	81	1,542
Newmont Corp. (Metals & Mining)	175	10,443
News Corp.—Class A (Media)	86	1,340
News Corp.—Class B (Media)	27	429
NextEra Energy, Inc. (Electric Utilities)	433	33,539
Nielsen Holdings PLC (Professional Services)	79	1,834
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	279	28,513
NiSource, Inc. (Multi-Utilities)	89	2,625
Nordson Corp. (Machinery)	12	2,429
Norfolk Southern Corp. (Road & Rail)	52	11,819
Northern Trust Corp. (Capital Markets)	46	4,438
Northrop Grumman Corp. (Aerospace & Defense)	32	15,314
NortonLifelock, Inc. (Software)	128	2,811
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	92	1,023
NRG Energy, Inc. (Electric Utilities)	52	1,985
Nucor Corp. (Metals & Mining)	59	6,160
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	552	83,677
NVR, Inc.* (Household Durables)	1	4,004
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	58	8,586
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	196	11,540
Old Dominion Freight Line, Inc. (Road & Rail)	20	5,126
Omnicom Group, Inc. (Media)	45	2,862
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	96	4,830
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	99	5,495
Oracle Corp. (Software)	347	24,245
O'Reilly Automotive, Inc.* (Specialty Retail)	14	8,845
Organon & Co. (Pharmaceuticals)	56	1,890
Otis Worldwide Corp. (Machinery)	93	6,572
PACCAR, Inc. (Machinery)	77	6,340
Packaging Corp. of America (Containers & Packaging)	21	2,888
Paramount Global—Class B (Media)	134	3,307
Parker-Hannifin Corp. (Machinery)	28	6,889
Paychex, Inc. (IT Services)	71	8,085
Paycom Software, Inc.* (Software)	11	3,081
PayPal Holdings, Inc.* (IT Services)	255	17,809
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	36	1,095
Pentair PLC (Machinery)	36	1,648
PepsiCo, Inc. (Beverages)	305	50,831
PerkinElmer, Inc. (Life Sciences Tools & Services)	28	3,982
Pfizer, Inc. (Pharmaceuticals)	1,236	64,803
Philip Morris International, Inc. (Tobacco)	342	33,769
Phillips 66 (Oil, Gas & Consumable Fuels)	106	8,691
Pinnacle West Capital Corp. (Electric Utilities)	25	1,828
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	50	11,154
Pool Corp. (Distributors)	9	3,161
PPG Industries, Inc. (Chemicals)	52	5,946
PPL Corp. (Electric Utilities)	162	4,395
Principal Financial Group, Inc. (Insurance)	52	3,473
Prologis, Inc. (Equity Real Estate Investment Trusts)	163	19,176
Prudential Financial, Inc. (Insurance)	83	7,941
PTC, Inc.* (Software)	23	2,446
Public Service Enterprise Group, Inc. (Multi-Utilities)	110	6,961
Public Storage (Equity Real Estate Investment Trusts)	34	10,631
PulteGroup, Inc. (Household Durables)	52	2,061
PVH Corp. (Textiles, Apparel & Luxury Goods)	15	854
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	24	2,264
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	247	31,552
Quanta Services, Inc. (Construction & Engineering)	32	4,011

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 277

Common Stocks, continued

	Shares	Value
Quest Diagnostics, Inc. (Health Care Providers & Services)	26	$3,457
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	10	897
Raymond James Financial, Inc. (Capital Markets)	43	3,845
Raytheon Technologies Corp. (Aerospace & Defense)	328	31,525
Realty Income Corp. (Equity Real Estate Investment Trusts)	133	9,079
Regency Centers Corp. (Equity Real Estate Investment Trusts)	34	2,017
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	24	14,187
Regions Financial Corp. (Banks)	206	3,863
Republic Services, Inc. (Commercial Services & Supplies)	46	6,020
ResMed, Inc. (Health Care Equipment & Supplies)	32	6,708
Robert Half International, Inc. (Professional Services)	24	1,797
Rockwell Automation, Inc. (Electrical Equipment)	26	5,182
Rollins, Inc. (Commercial Services & Supplies)	50	1,746
Roper Technologies, Inc. (Industrial Conglomerates)	23	9,077
Ross Stores, Inc. (Specialty Retail)	77	5,408
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	50	1,746
S&P Global, Inc. (Capital Markets)	77	25,953
Salesforce, Inc.* (Software)	219	36,144
SBA Communications Corp. (Equity Real Estate Investment Trusts)	24	7,681
Schlumberger, Ltd. (Energy Equipment & Services)	311	11,121
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	44	3,143
Sealed Air Corp. (Containers & Packaging)	32	1,847
Sempra Energy (Multi-Utilities)	69	10,368
ServiceNow, Inc.* (Software)	44	20,923
Signature Bank (Banks)	14	2,509
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	72	6,834
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	35	3,242
Snap-on, Inc. (Machinery)	12	2,364
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	12	3,284
Southwest Airlines Co.* (Airlines)	131	4,732
Stanley Black & Decker, Inc. (Machinery)	33	3,460
Starbucks Corp. (Hotels, Restaurants & Leisure)	253	19,327
State Street Corp. (Capital Markets)	81	4,994
STERIS PLC (Health Care Equipment & Supplies)	22	4,535
Stryker Corp. (Health Care Equipment & Supplies)	74	14,721
SVB Financial Group* (Banks)	13	5,135
Synchrony Financial (Consumer Finance)	110	3,038
Synopsys, Inc.* (Software)	34	10,326
Sysco Corp. (Food & Staples Retailing)	112	9,488
T. Rowe Price Group, Inc. (Capital Markets)	50	5,681
Take-Two Interactive Software, Inc.* (Entertainment)	35	4,289
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	56	1,709
Target Corp. (Multiline Retail)	102	14,405
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	71	8,034
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	10	3,751
Teleflex, Inc. (Health Care Equipment & Supplies)	10	2,459
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	35	3,134
Tesla, Inc.* (Automobiles)	185	124,583
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	203	31,191
Textron, Inc. (Aerospace & Defense)	47	2,870
The AES Corp. (Independent Power and Renewable Electricity Producers)	147	3,088
The Allstate Corp. (Insurance)	61	7,731
The Bank of New York Mellon Corp. (Capital Markets)	164	6,840
The Boeing Co.* (Aerospace & Defense)	122	16,680
The Charles Schwab Corp. (Capital Markets)	332	20,976
The Clorox Co. (Household Products)	27	3,806
The Coca-Cola Co. (Beverages)	860	54,104
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	11	3,444
The Estee Lauder Co., Inc. (Personal Products)	51	12,988
The Goldman Sachs Group, Inc. (Capital Markets)	76	22,574
The Hershey Co. (Food Products)	32	6,885
The Home Depot, Inc. (Specialty Retail)	228	62,533
The Interpublic Group of Cos., Inc. (Media)	87	2,395
The JM Smucker Co.—Class A (Food Products)	24	3,072
The Kraft Heinz Co. (Food Products)	157	5,988
The Kroger Co. (Food & Staples Retailing)	145	6,863
The Mosaic Co. (Chemicals)	80	3,778
The PNC Financial Services Group, Inc. (Banks)	91	14,357
The Procter & Gamble Co. (Household Products)	528	75,922
The Progressive Corp. (Insurance)	129	14,999
The Sherwin-Williams Co. (Chemicals)	53	11,867
The Southern Co. (Electric Utilities)	234	16,687
The TJX Cos., Inc. (Specialty Retail)	259	14,465
The Travelers Cos., Inc. (Insurance)	53	8,964
The Walt Disney Co.* (Entertainment)	402	37,949
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	269	8,395
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	86	46,721
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	130	17,490

See accompanying notes to financial statements.

278 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Tractor Supply Co. (Specialty Retail)	25	$4,846
Trane Technologies PLC (Building Products)	52	6,753
TransDigm Group, Inc.* (Aerospace & Defense)	11	5,903
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	55	3,203
Truist Financial Corp. (Banks)	293	13,897
Twitter, Inc.* (Interactive Media & Services)	168	6,282
Tyler Technologies, Inc.* (Software)	9	2,992
Tyson Foods, Inc.—Class A (Food Products)	64	5,508
U.S. Bancorp (Banks)	298	13,714
UDR, Inc. (Equity Real Estate Investment Trusts)	66	3,039
Ulta Beauty, Inc.* (Specialty Retail)	12	4,626
Union Pacific Corp. (Road & Rail)	138	29,433
United Airlines Holdings , Inc.* (Airlines)	72	2,550
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	162	29,571
United Rentals, Inc.* (Trading Companies & Distributors)	16	3,887
UnitedHealth Group, Inc. (Health Care Providers & Services)	207	106,322
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	15	1,511
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	90	9,565
Ventas, Inc. (Equity Real Estate Investment Trusts)	88	4,526
VeriSign, Inc.* (IT Services)	21	3,514
Verisk Analytics, Inc. (Professional Services)	35	6,059
Verizon Communications, Inc. (Diversified Telecommunication Services)	925	46,943
Vertex Pharmaceuticals, Inc.* (Biotechnology)	56	15,780
VF Corp. (Textiles, Apparel & Luxury Goods)	71	3,136
Viatris, Inc. (Pharmaceuticals)	268	2,806
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	212	6,315
Visa, Inc.—Class A (IT Services)	362	71,274
Vornado Realty Trust (Equity Real Estate Investment Trusts)	35	1,001
Vulcan Materials Co. (Construction Materials)	29	4,121
W.R. Berkley Corp. (Insurance)	46	3,140
W.W. Grainger, Inc. (Trading Companies & Distributors)	9	4,090
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	158	5,988
Walmart, Inc. (Food & Staples Retailing)	309	37,568
Warner Bros Discovery, Inc.* (Entertainment)	487	6,536
Waste Management, Inc. (Commercial Services & Supplies)	84	12,850
Waters Corp.* (Life Sciences Tools & Services)	13	4,303
WEC Energy Group, Inc. (Multi-Utilities)	69	6,944
Wells Fargo & Co. (Banks)	836	32,745
Welltower, Inc. (Equity Real Estate Investment Trusts)	100	8,235
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	16	4,838
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	69	3,093
Westinghouse Air Brake Technologies Corp. (Machinery)	40	3,283
WestRock Co. (Containers & Packaging)	56	2,231
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	164	5,432
Whirlpool Corp. (Household Durables)	12	1,858
Willis Towers Watson PLC (Insurance)	25	4,935
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	23	1,311
Xcel Energy, Inc. (Electric Utilities)	120	8,491
Xylem, Inc. (Machinery)	40	3,127
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	63	7,151
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	12	3,527
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	46	4,833
Zions Bancorp (Banks)	33	1,680
Zoetis, Inc. (Pharmaceuticals)	104	17,877
TOTAL COMMON STOCKS (Cost $1,610,686)		7,030,356

Repurchase Agreements(b)(c) (34.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $3,531,135	$3,531,000	$3,531,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,523,338)		3,531,000
TOTAL INVESTMENT SECURITIES (Cost $5,134,024)—103.8%		10,561,356
Net other assets (liabilities)—(3.8)%		(386,798)
NET ASSETS—100.0%		$10,174,558

*	Non-income producing security.

(a)	Number of shares is less than 0.50

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $2,026,000.

(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 279

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/27/22	2.18%	$6,522,210	$(200,076)
SPDR S&P 500 ETF	Goldman Sachs International	7/27/22	2.09%	1,248,984	(37,764)
				$7,771,194	$(237,840)
S&P 500	UBS AG	7/27/22	2.08%	$3,414,413	$(99,801)
SPDR S&P 500 ETF	UBS AG	7/27/22	1.68%	2,125,796	(65,873)
				$5,540,209	$(165,674)
				$13,311,403	$(403,514)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraBull invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$120,898	1.3%
Air Freight & Logistics	48,031	0.5%
Airlines	14,301	0.1%
Auto Components	7,113	0.1%
Automobiles	144,472	1.4%
Banks	259,636	2.5%
Beverages	131,793	1.2%
Biotechnology	155,813	1.5%
Building Products	28,561	0.3%
Capital Markets	202,244	2.0%
Chemicals	126,258	1.2%
Commercial Services & Supplies	32,820	0.3%
Communications Equipment	55,471	0.5%
Construction & Engineering	4,011	NM
Construction Materials	8,310	0.1%
Consumer Finance	36,542	0.4%
Containers & Packaging	22,306	0.2%
Distributors	10,082	0.1%
Diversified Financial Services	108,662	1.1%
Diversified Telecommunication Services	82,255	0.8%
Electric Utilities	138,094	1.3%
Electrical Equipment	35,241	0.3%
Electronic Equipment, Instruments & Components	42,516	0.4%
Energy Equipment & Services	23,309	0.2%
Entertainment	89,322	0.9%
Equity Real Estate Investment Trusts	200,183	1.9%
Food & Staples Retailing	106,876	1.1%
Food Products	79,636	0.8%
Gas Utilities	3,475	NM
Health Care Equipment & Supplies	234,041	2.3%
Health Care Providers & Services	244,423	2.4%
Hotels, Restaurants & Leisure	128,068	1.3%
Household Durables	22,893	0.2%
Household Products	109,466	1.1%
Independent Power and Renewable Electricity Producers	3,088	NM
Industrial Conglomerates	66,733	0.7%
Insurance	155,010	1.5%
Interactive Media & Services	369,531	3.6%
Internet & Direct Marketing Retail	211,883	2.2%
IT Services	308,020	3.0%
Leisure Products	2,375	NM
Life Sciences Tools & Services	92,104	0.9%
Machinery	107,786	1.1%
Media	65,322	0.6%
Metals & Mining	25,966	0.3%
Multiline Retail	34,470	0.3%
Multi-Utilities	67,634	0.7%
Oil, Gas & Consumable Fuels	283,141	2.8%
Personal Products	12,988	0.1%
Pharmaceuticals	337,826	3.4%
Professional Services	21,206	0.2%
Real Estate Management & Development	5,300	0.1%
Road & Rail	63,161	0.6%
Semiconductors & Semiconductor Equipment	365,249	3.6%
Software	622,641	6.2%
Specialty Retail	144,598	1.4%
Technology Hardware, Storage & Peripherals	483,901	4.8%
Textiles, Apparel & Luxury Goods	35,109	0.3%
Tobacco	50,435	0.5%
Trading Companies & Distributors	14,316	0.1%
Water Utilities	5,951	0.1%
Wireless Telecommunication Services	17,490	0.2%
Other**	3,144,202	30.9%
Total	$10,174,558	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

280 :: ProFund VP UltraBull :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$5,134,024
Securities, at value	7,030,356
Repurchase agreements, at value	3,531,000
Total Investment Securities, at value	10,561,356
Cash	538
Segregated cash balances for swap agreements with custodian	30
Dividends and interest receivable	6,106
Receivable for capital shares issued	45,545
Prepaid expenses	696
TOTAL ASSETS	10,614,271

LIABILITIES:
Payable for capital shares redeemed	3,470
Unrealized depreciation on swap agreements	403,514
Advisory fees payable	6,606
Management services fees payable	881
Administration fees payable	910
Administrative services fees payable	3,700
Distribution fees payable	4,327
Transfer agency fees payable	1,656
Fund accounting fees payable	654
Compliance services fees payable	94
Other accrued expenses	13,901
TOTAL LIABILITIES	439,713
NET ASSETS	$10,174,558

NET ASSETS CONSIST OF:
Capital	$22,517,496
Total distributable earnings (loss)	(12,342,938)
NET ASSETS	$10,174,558
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	488,770
Net Asset Value (offering and redemption price per share)	$20.82

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$78,801
Interest	6,874
Foreign tax withholding	(17)
TOTAL INVESTMENT INCOME	85,658

EXPENSES:
Advisory fees	53,928
Management services fees	7,190
Administration fees	7,950
Transfer agency fees	6,767
Administrative services fees	18,867
Distribution fees	17,976
Custody fees	1,474
Fund accounting fees	5,569
Trustee fees	233
Compliance services fees	38
Other fees	9,200
TOTAL NET EXPENSES	129,192
NET INVESTMENT INCOME (LOSS)	(43,534)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	640,014
Net realized gains (losses) on futures contracts	(21,026)
Net realized gains (losses) on swap agreements	(4,233,978)
Change in net unrealized appreciation/depreciation on investment securities	(3,226,181)
Change in net unrealized appreciation/depreciation on futures contracts	(22,325)
Change in net unrealized appreciation/depreciation on swap agreements	(294,532)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,158,028)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,201,562)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 281

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(43,534)	$(145,351)
Net realized gains (losses) on investments	(3,614,990)	7,140,700
Change in net unrealized appreciation/depreciation on investments	(3,543,038)	1,296,127
Change in net assets resulting from operations	(7,201,562)	8,291,476

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(3,026,939)	—
Change in net assets resulting from distributions	(3,026,939)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	23,369,781	132,380,968
Distributions reinvested	3,026,939	—
Value of shares redeemed	(25,774,136)	(137,964,214)
Change in net assets resulting from capital transactions	622,584	(5,583,246)
Change in net assets	(9,605,917)	2,708,230

NET ASSETS:
Beginning of period	19,780,475	17,072,245
End of period	$10,174,558	$19,780,475

SHARE TRANSACTIONS:
Issued	629,207	3,455,045
Reinvested	128,260	—
Redeemed	(694,697)	(3,610,503)
Change in shares	62,770	(155,458)

See accompanying notes to financial statements.

282 :: ProFund VP UltraBull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)		Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020(a)		Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)	Year Ended Dec. 31, 2017(a)
Net Asset Value, Beginning of Period	$46.43		$29.36	$64.84		$40.60	$59.07	$53.91

Investment Activities:
Net investment income (loss)(b)	(0.11)		(0.28)	(0.07)		0.20	0.20	(0.08)
Net realized and unrealized gains (losses) on investments	(16.83)		17.35	8.84		24.20	(7.07)	20.72
Total income (loss) from investment activities	(16.94)		17.07	8.77		24.40	(6.87)	20.64

Distributions to Shareholders From:
Net investment income	—		—	(0.49)		(0.16)	—	—
Net realized gains on investments	(8.67)		—	(43.76)		—	(11.60)	(15.48)
Total distributions	(8.67)		—	(44.25)		(0.16)	(11.60)	(15.48)

Net Asset Value, End of Period	$20.82		$46.43	$29.36		$64.84	$40.60	$59.07

Total Return(c)(d)	(38.68)%		58.14%	19.83%		60.17%	(15.50)%	41.02%

Ratios to Average Net Assets:
Gross expenses(d)(e)	1.80%		1.67%	1.69%		1.62%	1.53%	1.60%
Net expenses(d)(e)	1.80	%(f)	1.67%	1.69	%(f)	1.62%	1.53%	1.60%
Net investment income (loss)(d)(e)	(0.61)%		(0.76)%	(0.16)%		0.41%	0.37%	(0.12)%

Supplemental Data:
Net assets, end of period (000's)	$10,175		$19,780	$17,072		$30,287	$23,465	$34,995
Portfolio turnover rate(c)(g)	1%		443%	1,415%		2,393%	3,297%	2,993%

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(e)	Annualized for periods less than one year.

(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 283

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results that, before fees and expenses, correspond to two times (2x) the daily performance of the S&P MidCap 400® for a single day, not any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Targa Resources Corp.	0.5%
Carlisle Cos., Inc.	0.4%
Steel Dynamics, Inc.	0.4%
First Horizon Corp.	0.4%
Alleghany Corp.	0.4%

S&P MidCap 400® Index – Composition

% of Index
Industrials	18%
Financials	15%
Consumer Discretionary	14%
Information Technology	13%
Health Care	10%
Real Estate	9%
Materials	7%
Utilities	4%
Consumer Staples	4%
Energy	4%
Communication Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (70.3%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	271	$18,327
ACI Worldwide, Inc.* (Software)	344	8,906
Acuity Brands, Inc. (Electrical Equipment)	104	16,020
Adient PLC* (Auto Components)	284	8,415
AECOM (Construction & Engineering)	423	27,587
Affiliated Managers Group, Inc. (Capital Markets)	116	13,526
AGCO Corp. (Machinery)	183	18,062
Alcoa Corp. (Metals & Mining)	554	25,251
Alleghany Corp.* (Insurance)	40	33,325
ALLETE, Inc. (Electric Utilities)	171	10,051
Amedisys, Inc.* (Health Care Providers & Services)	98	10,302
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	418	26,948
American Eagle Outfitters, Inc. (Specialty Retail)	461	5,154
American Financial Group, Inc. (Insurance)	199	27,623
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	301	5,102
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	974	8,815
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	470	19,552
AptarGroup, Inc. (Containers & Packaging)	197	20,333
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	198	22,194
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	317	11,162
ASGN, Inc.* (Professional Services)	153	13,808
Ashland Global Holdings, Inc. (Chemicals)	152	15,664
Aspen Technology, Inc.* (Software)	84	15,429
Associated Banc-Corp. (Banks)	450	8,217
AutoNation, Inc.* (Specialty Retail)	106	11,847
Avient Corp. (Chemicals)	274	10,982
Avis Budget Group, Inc.* (Road & Rail)	103	15,149
Avnet, Inc. (Electronic Equipment, Instruments & Components)	293	12,564
Axon Enterprise, Inc.* (Aerospace & Defense)	213	19,845
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	224	16,150
Bank of Hawaii Corp. (Banks)	121	9,002
Bank OZK (Banks)	338	12,685
Belden, Inc. (Electronic Equipment, Instruments & Components)	132	7,032
BellRing Brands, Inc.* (Personal Products)	327	8,139
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	404	25,176
Black Hills Corp. (Multi-Utilities)	194	14,117
Blackbaud, Inc.* (Software)	136	7,898
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	240	11,940
Bread Financial Holdings, Inc. (IT Services)	150	5,559
Brighthouse Financial, Inc.* (Insurance)	224	9,188
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	899	18,169
Bruker Corp. (Life Sciences Tools & Services)	299	18,765
Brunswick Corp. (Leisure Products)	227	14,841
Builders FirstSource, Inc.* (Building Products)	518	27,817
Cable One, Inc. (Media)	15	19,340
Cabot Corp. (Chemicals)	169	10,781
CACI International, Inc.*—Class A (Professional Services)	70	19,725
Cadence Bank (Banks)	551	12,937
Calix, Inc.* (Communications Equipment)	166	5,667
Callaway Golf Co.* (Leisure Products)	349	7,120
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	442	18,126
Carlisle Cos., Inc. (Industrial Conglomerates)	155	36,985

See accompanying notes to financial statements.

284 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	121	$8,528
Casey's General Stores, Inc. (Food & Staples Retailing)	111	20,533
Cathay General Bancorp (Banks)	225	8,809
CDK Global, Inc. (Software)	350	19,170
ChampionX Corp. (Energy Equipment & Services)	609	12,089
Chart Industries, Inc.* (Machinery)	107	17,910
Chemed Corp. (Health Care Providers & Services)	45	21,122
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	99	11,051
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	103	19,728
Ciena Corp.* (Communications Equipment)	456	20,840
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	171	12,404
Clean Harbors, Inc.* (Commercial Services & Supplies)	150	13,151
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,433	22,025
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	86	15,006
CNO Financial Group, Inc. (Insurance)	347	6,277
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	585	9,629
Cognex Corp. (Electronic Equipment, Instruments & Components)	520	22,110
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	74	19,700
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	100	7,158
Commerce Bancshares, Inc. (Banks)	329	21,599
Commercial Metals Co. (Metals & Mining)	364	12,048
CommVault Systems, Inc.* (Software)	134	8,429
Concentrix Corp. (IT Services)	129	17,498
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	337	8,826
Coty, Inc.*—Class A (Personal Products)	1,032	8,266
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	445	13,007
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	70	5,844
Crane Holdings Co. (Machinery)	143	12,521
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	185	9,004
Cullen/Frost Bankers, Inc. (Banks)	171	19,913
Curtiss-Wright Corp. (Aerospace & Defense)	115	15,187
Dana, Inc. (Auto Components)	429	6,036
Darling Ingredients, Inc.* (Food Products)	484	28,943
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	82	20,940
Dick's Sporting Goods, Inc. (Specialty Retail)	174	13,114
Donaldson Co., Inc. (Machinery)	370	17,812
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	527	11,794
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	290	14,216
Dycom Industries, Inc.* (Construction & Engineering)	89	8,281
Eagle Materials, Inc. (Construction Materials)	118	12,973
East West Bancorp, Inc. (Banks)	426	27,605
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	125	19,291
EMCOR Group, Inc. (Construction & Engineering)	154	15,856
Encompass Health Corp. (Health Care Providers & Services)	299	16,759
Energizer Holdings, Inc. (Household Products)	196	5,557
EnerSys (Electrical Equipment)	124	7,311
Enovis Corp.* (Health Care Equipment & Supplies)	141	7,755
Envestnet, Inc.* (Software)	165	8,707
Envista Holdings Corp.* (Health Care Equipment & Supplies)	487	18,769
EPR Properties (Equity Real Estate Investment Trusts)	224	10,512
EQT Corp. (Oil, Gas & Consumable Fuels)	887	30,513
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,218	7,746
Esab Corp. (Machinery)	137	5,994
Essent Group, Ltd. (Thrifts & Mortgage Finance)	322	12,526
Essential Utilities, Inc. (Water Utilities)	690	31,637
Euronet Worldwide, Inc.* (IT Services)	151	15,189
Evercore Partners, Inc.—Class A (Capital Markets)	122	11,420
Exelixis, Inc.* (Biotechnology)	960	19,987
F.N.B. Corp. (Banks)	1,011	10,979
Fair Isaac Corp.* (Software)	78	31,269
Federated Hermes, Inc.—Class B (Capital Markets)	275	8,742
First American Financial Corp. (Insurance)	322	17,040
First Financial Bankshares, Inc. (Banks)	385	15,119
First Horizon Corp. (Banks)	1,603	35,043
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	395	18,755
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	297	20,235
FirstCash Holdings, Inc. (Consumer Finance)	118	8,202
Five Below, Inc.* (Specialty Retail)	166	18,829
Flowers Foods, Inc. (Food Products)	597	15,713
Flowserve Corp. (Machinery)	391	11,194
Fluor Corp.* (Construction & Engineering)	426	10,369
Foot Locker, Inc. (Specialty Retail)	251	6,338
Fox Factory Holding Corp.* (Auto Components)	126	10,148
FTI Consulting, Inc.* (Professional Services)	103	18,628
Fulton Financial Corp. (Banks)	482	6,965
GameStop Corp.*(a)—Class A (Specialty Retail)	185	22,626
GATX Corp. (Trading Companies & Distributors)	107	10,075
Genpact, Ltd. (IT Services)	511	21,646
Gentex Corp. (Auto Components)	702	19,635
Glacier Bancorp, Inc. (Banks)	325	15,412
Globus Medical, Inc.* (Health Care Equipment & Supplies)	237	13,305
Graco, Inc. (Machinery)	507	30,120
Graham Holdings Co.—Class B (Diversified Consumer Services)	12	6,802
Grand Canyon Education, Inc.* (Diversified Consumer Services)	97	9,136
Greif, Inc.—Class A (Containers & Packaging)	80	4,990
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	263	11,212
GXO Logistics, Inc.* (Air Freight & Logistics)	305	13,197

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 285

Common Stocks, continued

	Shares	Value
H&R Block, Inc. (Diversified Consumer Services)	478	$16,883
Haemonetics Corp.* (Health Care Equipment & Supplies)	153	9,973
Halozyme Therapeutics, Inc.* (Biotechnology)	413	18,172
Hancock Whitney Corp. (Banks)	259	11,481
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,046	10,763
Harley-Davidson, Inc. (Automobiles)	441	13,963
Hawaiian Electric Industries, Inc. (Electric Utilities)	328	13,415
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	454	12,349
HealthEquity, Inc.* (Health Care Providers & Services)	253	15,532
Helen of Troy, Ltd.* (Household Durables)	71	11,531
Hexcel Corp. (Aerospace & Defense)	252	13,182
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	448	20,232
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	315	10,770
Home BancShares, Inc. (Banks)	566	11,756
Hubbell, Inc. (Electrical Equipment)	161	28,752
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	433	6,426
IAA, Inc.* (Commercial Services & Supplies)	401	13,141
ICU Medical, Inc.* (Health Care Equipment & Supplies)	60	9,863
IDACORP, Inc. (Electric Utilities)	151	15,994
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	319	16,253
Inari Medical, Inc.* (Health Care Equipment & Supplies)	102	6,935
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	663	13,744
Ingevity Corp.* (Chemicals)	116	7,324
Ingredion, Inc. (Food Products)	198	17,456
Insperity, Inc. (Professional Services)	107	10,682
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	214	11,562
Interactive Brokers Group, Inc. (Capital Markets)	262	14,413
International Bancshares Corp. (Banks)	159	6,373
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	104	9,790
Iridium Communications, Inc.* (Diversified Telecommunication Services)	383	14,385
ITT, Inc. (Machinery)	250	16,810
Jabil, Inc. (Electronic Equipment, Instruments & Components)	423	21,662
Janus Henderson Group PLC (Capital Markets)	502	11,802
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	187	29,174
JBG Smith Properties (Equity Real Estate Investment Trusts)	326	7,707
Jefferies Financial Group, Inc. (Diversified Financial Services)	574	15,854
JetBlue Airways Corp.* (Airlines)	960	8,035
John Wiley & Sons, Inc.—Class A (Media)	130	6,209
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	146	25,530
KB Home (Household Durables)	260	7,400
KBR, Inc. (Professional Services)	418	20,226
Kemper Corp. (Insurance)	180	8,622
Kennametal, Inc. (Machinery)	248	5,761
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	315	16,484
Kinsale Capital Group, Inc. (Insurance)	64	14,697
Kirby Corp.* (Marine)	180	10,951
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	656	11,342
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	490	22,682
Kohl's Corp. (Multiline Retail)	385	13,741
Kyndryl Holdings, Inc.* (IT Services)	540	5,281
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	261	22,960
Lancaster Colony Corp. (Food Products)	59	7,598
Landstar System, Inc. (Road & Rail)	111	16,142
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	412	19,982
Lear Corp. (Auto Components)	179	22,534
Leggett & Platt, Inc. (Household Durables)	400	13,832
Lennox International, Inc. (Building Products)	99	20,452
LHC Group, Inc.* (Health Care Providers & Services)	93	14,484
Life Storage, Inc. (Equity Real Estate Investment Trusts)	253	28,250
Lincoln Electric Holdings, Inc. (Machinery)	174	21,465
Lithia Motors, Inc. (Specialty Retail)	87	23,908
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	74	18,799
LivaNova PLC* (Health Care Equipment & Supplies)	160	9,995
Louisiana-Pacific Corp. (Paper & Forest Products)	246	12,893
Lumentum Holdings, Inc.* (Communications Equipment)	207	16,440
Macy's, Inc. (Multiline Retail)	854	15,646
Manhattan Associates, Inc.* (Software)	189	21,659
ManpowerGroup, Inc. (Professional Services)	158	12,073
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	124	14,409
Masimo Corp.* (Health Care Equipment & Supplies)	153	19,993
MasTec, Inc.* (Construction & Engineering)	171	12,254
Matador Resources Co. (Oil, Gas & Consumable Fuels)	332	15,468
Mattel, Inc.* (Leisure Products)	1,055	23,557
MAXIMUS, Inc. (IT Services)	184	11,502
MDU Resources Group, Inc. (Multi-Utilities)	609	16,437
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,797	27,440
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	81	12,123
Mercury General Corp. (Insurance)	80	3,544
Mercury Systems, Inc.* (Aerospace & Defense)	173	11,129
MGIC Investment Corp. (Thrifts & Mortgage Finance)	929	11,705
MillerKnoll, Inc. (Commercial Services & Supplies)	227	5,963
Minerals Technologies, Inc. (Chemicals)	99	6,073

See accompanying notes to financial statements.

286 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	167	$17,139
MSA Safety, Inc. (Commercial Services & Supplies)	110	13,318
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	141	10,591
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	437	13,193
Murphy USA, Inc. (Specialty Retail)	67	15,602
National Fuel Gas Co. (Gas Utilities)	274	18,097
National Instruments Corp. (Electronic Equipment, Instruments & Components)	393	12,273
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	527	22,661
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	252	12,618
Navient Corp. (Consumer Finance)	444	6,212
NCR Corp.* (Technology Hardware, Storage & Peripherals)	409	12,724
Neogen Corp.* (Health Care Equipment & Supplies)	323	7,781
Neurocrine Biosciences, Inc.* (Biotechnology)	286	27,879
New Jersey Resources Corp. (Gas Utilities)	288	12,825
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,401	12,791
NewMarket Corp. (Chemicals)	20	6,019
Nordstrom, Inc. (Multiline Retail)	334	7,057
NorthWestern Corp. (Multi-Utilities)	162	9,547
NOV, Inc. (Energy Equipment & Services)	1,176	19,886
Nu Skin Enterprises, Inc.—Class A (Personal Products)	150	6,495
NuVasive, Inc.* (Health Care Equipment & Supplies)	156	7,669
nVent Electric PLC (Electrical Equipment)	498	15,602
OGE Energy Corp. (Electric Utilities)	599	23,098
Old National Bancorp (Banks)	877	12,971
Old Republic International Corp. (Insurance)	860	19,230
Olin Corp. (Chemicals)	416	19,252
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	175	10,281
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	705	19,874
ONE Gas, Inc. (Gas Utilities)	162	13,153
Option Care Health, Inc.* (Health Care Providers & Services)	415	11,533
Oshkosh Corp. (Machinery)	197	16,182
Owens Corning (Building Products)	291	21,624
PacWest Bancorp (Banks)	352	9,384
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	96	8,018
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	699	9,485
Patterson Cos., Inc. (Health Care Providers & Services)	260	7,878
Paylocity Holding Corp.* (Software)	119	20,756
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	286	17,620
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	394	6,529
Penumbra, Inc.* (Health Care Equipment & Supplies)	106	13,199
Performance Food Group Co.* (Food & Staples Retailing)	465	21,381
Perrigo Co. PLC (Pharmaceuticals)	403	16,350
Physicians Realty Trust (Equity Real Estate Investment Trusts)	676	11,796
Pilgrim's Pride Corp.* (Food Products)	144	4,497
Pinnacle Financial Partners, Inc. (Banks)	229	16,559
PNM Resources, Inc. (Electric Utilities)	257	12,279
Polaris, Inc. (Leisure Products)	167	16,580
Portland General Electric Co. (Electric Utilities)	267	12,904
Post Holdings, Inc.* (Food Products)	168	13,835
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	208	9,192
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	174	13,052
Primerica, Inc. (Insurance)	115	13,764
Progyny, Inc.* (Health Care Providers & Services)	212	6,159
Prosperity Bancshares, Inc. (Banks)	276	18,843
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	60	11,229
Qualys, Inc.* (Software)	100	12,614
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	150	14,577
R1 RCM, Inc.* (Health Care Providers & Services)	403	8,447
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	776	19,206
Rayonier, Inc. (Equity Real Estate Investment Trusts)	438	16,372
Regal Rexnord Corp. (Electrical Equipment)	201	22,818
Reinsurance Group of America, Inc. (Insurance)	201	23,575
Reliance Steel & Aluminum Co. (Metals & Mining)	186	31,594
RenaissanceRe Holdings, Ltd. (Insurance)	132	20,641
Repligen Corp.* (Life Sciences Tools & Services)	154	25,010
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	494	28,448
RH* (Specialty Retail)	53	11,250
RLI Corp. (Insurance)	119	13,874
Royal Gold, Inc. (Metals & Mining)	197	21,036
RPM International, Inc. (Chemicals)	388	30,543
Ryder System, Inc. (Road & Rail)	153	10,872
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	691	9,653
Sabre Corp.* (IT Services)	977	5,696
Saia, Inc.* (Road & Rail)	79	14,852
Sailpoint Technologies Holding, Inc.* (Software)	282	17,676
Sanderson Farms, Inc. (Food Products)	64	13,794
Science Applications International Corp. (Professional Services)	167	15,548
Scientific Games Corp. A* (Hotels, Restaurants & Leisure)	287	13,486
SEI Investments Co. (Capital Markets)	313	16,908
Selective Insurance Group, Inc. (Insurance)	181	15,736
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	190	10,444
Sensient Technologies Corp. (Chemicals)	126	10,151
Service Corp. International (Diversified Consumer Services)	476	32,902

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 287

Common Stocks, continued

	Shares	Value
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	107	$20,455
Silgan Holdings, Inc. (Containers & Packaging)	252	10,420
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	110	15,424
Simpson Manufacturing Co., Inc. (Building Products)	129	12,979
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	47	7,662
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	233	5,056
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	404	14,374
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	192	8,861
SLM Corp. (Consumer Finance)	807	12,863
Sonoco Products Co. (Containers & Packaging)	292	16,656
Sotera Health Co.* (Life Sciences Tools & Services)	296	5,799
Southwest Gas Holdings, Inc. (Gas Utilities)	200	17,416
Spire, Inc. (Gas Utilities)	156	11,602
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	402	15,188
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	328	8,305
STAAR Surgical Co.* (Health Care Equipment & Supplies)	143	10,143
Steel Dynamics, Inc. (Metals & Mining)	537	35,522
Stericycle, Inc.* (Commercial Services & Supplies)	276	12,103
Stifel Financial Corp. (Capital Markets)	319	17,871
STORE Capital Corp. (Equity Real Estate Investment Trusts)	757	19,743
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	250	3,953
Sunrun, Inc.* (Electrical Equipment)	630	14,717
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	119	14,048
Syneos Health, Inc.* (Life Sciences Tools & Services)	307	22,006
Synovus Financial Corp. (Banks)	435	15,682
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	192	11,364
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	683	40,754
Taylor Morrison Home Corp.* (Household Durables)	359	8,386
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	124	11,296
TEGNA, Inc. (Media)	662	13,882
Tempur Sealy International, Inc. (Household Durables)	526	11,241
Tenet Healthcare Corp.* (Health Care Providers & Services)	323	16,977
Teradata Corp.* (IT Services)	313	11,584
Terex Corp. (Machinery)	207	5,666
Tetra Tech, Inc. (Commercial Services & Supplies)	161	21,984
Texas Capital Bancshares, Inc.* (Banks)	152	8,001
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	204	14,933
The Boston Beer Co., Inc.*—Class A (Beverages)	28	8,483
The Brink's Co. (Commercial Services & Supplies)	141	8,560
The Chemours Co. (Chemicals)	466	14,921
The Gap, Inc. (Specialty Retail)	631	5,199
The Goodyear Tire & Rubber Co.* (Auto Components)	847	9,071
The Hain Celestial Group, Inc.* (Food Products)	269	6,386
The Hanover Insurance Group, Inc. (Insurance)	107	15,649
The Macerich Co. (Equity Real Estate Investment Trusts)	643	5,601
The Middleby Corp.* (Machinery)	163	20,434
The New York Times Co.—Class A (Media)	500	13,950
The Scotts Miracle-Gro Co.—Class A (Chemicals)	121	9,558
The Timken Co. (Machinery)	202	10,716
The Toro Co. (Machinery)	313	23,722
The Wendy's Co. (Hotels, Restaurants & Leisure)	514	9,704
The Western Union Co. (IT Services)	1,156	19,039
Thor Industries, Inc. (Automobiles)	165	12,330
Toll Brothers, Inc. (Household Durables)	330	14,718
TopBuild Corp.* (Household Durables)	98	16,381
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	256	9,938
Trex Co., Inc.* (Building Products)	339	18,448
TripAdvisor, Inc.* (Interactive Media & Services)	301	5,358
UGI Corp. (Gas Utilities)	629	24,285
UMB Financial Corp. (Banks)	129	11,107
Umpqua Holdings Corp. (Banks)	651	10,917
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	565	4,706
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	607	4,601
United Bankshares, Inc. (Banks)	407	14,273
United States Steel Corp. (Metals & Mining)	780	13,970
United Therapeutics Corp.* (Biotechnology)	136	32,047
Univar Solutions, Inc.* (Trading Companies & Distributors)	507	12,609
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	130	13,148
Unum Group (Insurance)	602	20,480
Valley National Bancorp (Banks)	1,258	13,096
Valmont Industries, Inc. (Construction & Engineering)	64	14,376
Valvoline, Inc. (Chemicals)	534	15,395
ViaSat, Inc.* (Communications Equipment)	223	6,830
Vicor Corp.* (Electrical Equipment)	65	3,557
Victoria's Secret & Co.* (Specialty Retail)	203	5,678
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	395	7,039
Visteon Corp.* (Auto Components)	84	8,701
Vontier Corp. (Electronic Equipment, Instruments & Components)	483	11,104
Voya Financial, Inc. (Diversified Financial Services)	306	18,216

See accompanying notes to financial statements.

288 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Washington Federal, Inc. (Thrifts & Mortgage Finance)	196	$5,884
Watsco, Inc. (Trading Companies & Distributors)	99	23,643
Watts Water Technologies, Inc.—Class A (Machinery)	82	10,073
Webster Financial Corp. (Banks)	533	22,466
Werner Enterprises, Inc. (Road & Rail)	177	6,822
WEX, Inc.* (IT Services)	135	21,001
Williams-Sonoma, Inc. (Specialty Retail)	210	23,300
Wingstop, Inc. (Hotels, Restaurants & Leisure)	90	6,729
Wintrust Financial Corp. (Banks)	181	14,507
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	370	23,478
Woodward, Inc. (Machinery)	182	16,833
World Wrestling Entertainment, Inc.—Class A (Entertainment)	129	8,061
Worthington Industries, Inc. (Metals & Mining)	96	4,234
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	276	18,139
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	357	5,301
XPO Logistics, Inc.* (Air Freight & Logistics)	296	14,256
YETI Holdings, Inc.* (Leisure Products)	258	11,164
Ziff Davis, Inc.* (Interactive Media & Services)	142	10,583
TOTAL COMMON STOCKS (Cost $3,915,844)		5,799,322

Repurchase Agreements(b)(c) (34.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $2,824,108	$2,824,000	$2,824,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,824,000)		2,824,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 1.42%(e)	23,092	$23,092
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $23,092)		23,092
TOTAL INVESTMENT SECURITIES (Cost $6,762,936)—104.8%		8,646,414
Net other assets (liabilities)—(4.8)%		(395,712)
NET ASSETS—100.0%		$8,250,702

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $22,503.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $1,693,000.

(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Securities were purchased with cash collateral held from securities on loan at June 30, 2022.

(e)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2022.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/27/22	2.08%	$5,034,733	$(169,921)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	7/27/22	1.85%	772,726	(25,334)
				$5,807,459	$(195,255)
S&P MidCap 400	UBS AG	7/27/22	1.93%	$2,670,519	$(87,813)
SPDR S&P MidCap 400 ETF	UBS AG	7/27/22	1.88%	2,208,145	(73,421)
				$4,878,664	$(161,234)
				$10,686,123	$(356,489)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 289

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$59,343	0.7%
Air Freight & Logistics	27,453	0.3%
Airlines	8,035	0.1%
Auto Components	84,540	1.0%
Automobiles	26,293	0.3%
Banks	401,701	5.0%
Beverages	8,483	0.1%
Biotechnology	109,247	1.3%
Building Products	101,320	1.2%
Capital Markets	94,682	1.1%
Chemicals	156,663	1.9%
Commercial Services & Supplies	88,220	1.1%
Communications Equipment	49,777	0.6%
Construction & Engineering	88,723	1.1%
Construction Materials	12,973	0.2%
Consumer Finance	27,277	0.3%
Containers & Packaging	52,399	0.6%
Diversified Consumer Services	65,723	0.8%
Diversified Financial Services	34,070	0.4%
Diversified Telecommunication Services	14,385	0.2%
Electric Utilities	87,741	1.1%
Electrical Equipment	108,777	1.3%
Electronic Equipment, Instruments & Components	191,816	2.3%
Energy Equipment & Services	31,975	0.4%
Entertainment	8,061	0.1%
Equity Real Estate Investment Trusts	511,576	6.2%
Food & Staples Retailing	86,607	1.0%
Food Products	108,222	1.3%
Gas Utilities	97,378	1.1%
Health Care Equipment & Supplies	193,338	2.3%
Health Care Providers & Services	147,520	1.8%
Hotels, Restaurants & Leisure	148,975	1.8%
Household Durables	83,489	1.0%
Household Products	5,557	0.1%
Industrial Conglomerates	36,985	0.4%
Insurance	263,265	3.2%
Interactive Media & Services	15,941	0.2%
IT Services	133,995	1.6%
Leisure Products	73,262	0.9%
Life Sciences Tools & Services	83,703	1.0%
Machinery	261,275	3.3%
Marine	10,951	0.1%
Media	53,381	0.6%
Metals & Mining	165,680	2.0%
Multiline Retail	46,725	0.6%
Multi-Utilities	40,101	0.5%
Oil, Gas & Consumable Fuels	197,392	2.4%
Paper & Forest Products	12,893	0.2%
Personal Products	22,900	0.3%
Pharmaceuticals	45,524	0.6%
Professional Services	110,690	1.3%
Real Estate Management & Development	25,530	0.3%
Road & Rail	86,519	1.0%
Semiconductors & Semiconductor Equipment	207,227	2.6%
Software	172,513	2.1%
Specialty Retail	162,845	2.0%
Technology Hardware, Storage & Peripherals	18,025	0.2%
Textiles, Apparel & Luxury Goods	98,200	1.2%
Thrifts & Mortgage Finance	42,906	0.5%
Trading Companies & Distributors	56,918	0.7%
Water Utilities	31,637	0.4%
Other**	2,451,380	29.7%
Total	$8,250,702	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

290 :: ProFund VP UltraMid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$6,762,936
Securities, at value(a)	5,822,414
Repurchase agreements, at value	2,824,000
Total Investment Securities, at value	8,646,414
Cash	27
Segregated cash balances for swap agreements with custodian	20
Dividends and interest receivable	6,475
Receivable for capital shares issued	1,129
Prepaid expenses	581
TOTAL ASSETS	8,654,646

LIABILITIES:
Payable for collateral for securities loaned	23,092
Payable for capital shares redeemed	311
Unrealized depreciation on swap agreements	356,489
Advisory fees payable	5,310
Management services fees payable	708
Administration fees payable	746
Administrative services fees payable	3,483
Distribution fees payable	2,323
Transfer agency fees payable	1,335
Fund accounting fees payable	532
Compliance services fees payable	80
Other accrued expenses	9,535
TOTAL LIABILITIES	403,944
NET ASSETS	$8,250,702

NET ASSETS CONSIST OF:
Capital	$9,564,813
Total distributable earnings (loss)	(1,314,111)
NET ASSETS	$8,250,702
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	317,542
Net Asset Value (offering and redemption price per share)	$25.98

(a) Includes securities on loan valued at:	$22,503

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$62,348
Interest	6,473
Net income from securities lending	20
TOTAL INVESTMENT INCOME	68,841

EXPENSES:
Advisory fees	46,350
Management services fees	6,180
Administration fees	6,077
Transfer agency fees	5,165
Administrative services fees	17,353
Distribution fees	15,450
Custody fees	1,193
Fund accounting fees	4,197
Trustee fees	176
Compliance services fees	27
Other fees	6,226
Total Gross Expenses before reductions	108,394
Expenses reduced and reimbursed by the Advisor	(4,571)
TOTAL NET EXPENSES	103,823
NET INVESTMENT INCOME (LOSS)	(34,982)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,016,945
Net realized gains (losses) on futures contracts	(1,058)
Net realized gains (losses) on swap agreements	(3,328,331)
Change in net unrealized appreciation/depreciation on investment securities	(3,005,458)
Change in net unrealized appreciation/depreciation on swap agreements	(434,338)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(5,752,240)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,787,222)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 291

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(34,982)	$(158,284)
Net realized gains (losses) on investments	(2,312,444)	5,102,458
Change in net unrealized appreciation/depreciation on investments	(3,439,796)	1,521,980
Change in net assets resulting from operations	(5,787,222)	6,466,154

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(4,057,524)	—
Change in net assets resulting from distributions	(4,057,524)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,353,177	46,261,796
Distributions reinvested	4,057,524	—
Value of shares redeemed	(7,185,072)	(47,580,050)
Change in net assets resulting from capital transactions	225,629	(1,318,254)
Change in net assets	(9,619,117)	5,147,900

NET ASSETS:
Beginning of period	17,869,819	12,721,919
End of period	$8,250,702	$17,869,819

SHARE TRANSACTIONS:
Issued	61,970	733,490
Reinvested	130,930	—
Redeemed	(117,017)	(744,151)
Change in shares	75,883	(10,661)

See accompanying notes to financial statements.

292 :: ProFund VP UltraMid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$73.95	$50.42	$61.51	$41.62	$79.70	$68.60

Investment Activities:
Net investment income (loss)(a)	(0.16)	(0.55)	(0.21)	0.06	(0.06)	(0.32)
Net realized and unrealized gains (losses) on investments	(24.60)	24.08	(0.36)	19.83	(13.41)	19.39
Total income (loss) from investment activities	(24.76)	23.53	(0.57)	19.89	(13.47)	19.07

Distributions to Shareholders From:
Net investment income	—	—	(0.12)	—	—	—
Net realized gains on investments	(23.21)	—	(10.40)	—	(24.61)	(7.97)
Total distributions	(23.21)	—	(10.52)	—	(24.61)	(7.97)

Net Asset Value, End of Period	$25.98	$73.95	$50.42	$61.51	$41.62	$79.70

Total Return(b)(c)	(38.55)%	46.67%	5.22%	47.79%	(26.77)%	28.86%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.75%	1.69%	1.79%	1.71%	1.68%	1.68%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)((d)	(0.57)%	(0.83)%	(0.48)%	0.11%	(0.10)%	(0.43)%

Supplemental Data:
Net assets, end of period (000's)	$8,251	$17,870	$12,722	$14,875	$14,676	$25,815
Portfolio turnover rate(b)(e)	23%	66%	488%	603%	617%	594%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNasdaq-100 :: 293

Investment Objective: The ProFund VP UltraNasdaq-100 seeks daily investment results that, before fees and expenses, correspond to two times (2x) the daily performance of the Nasdaq-100® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Futures Contracts	2%
Swap Agreements	123%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	9.5%
Microsoft Corp.	8.2%
Alphabet, Inc.	5.7%
Amazon.com, Inc.	4.6%
Tesla, Inc.	3.0%

Nasdaq-100® Index – Composition

% of Index
Information Technology	51%
Communication Services	17%
Consumer Discretionary	15%
Consumer Staples	7%
Health Care	6%
Industrials	3%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (75.4%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	5,127	$399,188
Adobe, Inc.* (Software)	3,098	1,134,055
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,626	812,570
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,507	223,324
Align Technology, Inc.* (Health Care Equipment & Supplies)	517	122,358
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,189	2,591,140
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,239	2,710,251
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	40,214	4,271,128
American Electric Power Co., Inc. (Electric Utilities)	3,368	323,125
Amgen, Inc. (Biotechnology)	3,503	852,280
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,409	498,021
ANSYS, Inc.* (Software)	570	136,395
Apple, Inc. (Technology Hardware, Storage & Peripherals)	63,971	8,746,115
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,705	519,041
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	562	267,445
AstraZeneca PLCADR (Pharmaceuticals)	3,789	250,339
Atlassian Corp. PLC*—Class A (Software)	938	175,781
Autodesk, Inc.* (Software)	1,426	245,215
Automatic Data Processing, Inc. (IT Services)	2,739	575,299
Baidu, Inc.*ADR (Interactive Media & Services)	1,417	210,750
Biogen, Inc.* (Biotechnology)	960	195,782
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	266	465,231
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,677	1,300,512
Cadence Design Systems, Inc.* (Software)	1,808	271,254
Charter Communications, Inc.*—Class A (Media)	1,101	515,852
Cintas Corp. (Commercial Services & Supplies)	671	250,639
Cisco Systems, Inc. (Communications Equipment)	27,154	1,157,847
Cognizant Technology Solutions Corp.—Class A (IT Services)	3,418	230,681
Comcast Corp.—Class A (Media)	29,315	1,150,321
Constellation Energy Corp. (Electric Utilities)	2,141	122,594
Copart, Inc.* (Commercial Services & Supplies)	1,559	169,401
Costco Wholesale Corp. (Food & Staples Retailing)	2,906	1,392,787
Crowdstrike Holdings, Inc.*—Class A (Software)	1,399	235,815
CSX Corp. (Road & Rail)	14,258	414,338
Datadog, Inc.*—Class A (Software)	1,856	176,765
DexCom, Inc.* (Health Care Equipment & Supplies)	2,574	191,840
DocuSign, Inc.* (Software)	1,311	75,225
Dollar Tree, Inc.* (Multiline Retail)	1,473	229,567
eBay, Inc. (Internet & Direct Marketing Retail)	3,671	152,971
Electronic Arts, Inc. (Entertainment)	1,835	223,228
Exelon Corp. (Electric Utilities)	6,428	291,317
Fastenal Co. (Trading Companies & Distributors)	3,774	188,398
Fiserv, Inc.* (IT Services)	4,239	377,144
Fortinet, Inc.* (Software)	5,265	297,894
Gilead Sciences, Inc. (Biotechnology)	8,225	508,387
Honeywell International, Inc. (Industrial Conglomerates)	4,464	775,887

See accompanying notes to financial statements.

294 :: ProFund VP UltraNasdaq-100 :: Financial Statements

Common Stocks, continued

	Shares	Value
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	551	$193,252
Illumina, Inc.* (Life Sciences Tools & Services)	1,030	189,891
Intel Corp. (Semiconductors & Semiconductor Equipment)	26,813	1,003,074
Intuit, Inc. (Software)	1,850	713,064
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,354	472,472
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	3,323	213,403
Keurig Dr Pepper, Inc. (Beverages)	9,302	329,198
KLA Corp. (Semiconductors & Semiconductor Equipment)	979	312,379
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	910	387,797
Lucid Group, Inc.* (Automobiles)	10,937	187,679
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	805	219,451
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,146	291,877
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,573	242,593
Match Group, Inc.* (Interactive Media & Services)	1,873	130,529
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	330	210,167
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	13,574	2,188,808
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,636	211,179
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,322	404,760
Microsoft Corp. (Software)	29,561	7,592,153
Moderna, Inc.* (Biotechnology)	2,608	372,553
Mondelez International, Inc.—Class A (Food Products)	9,075	563,467
Monster Beverage Corp.* (Beverages)	3,473	321,947
NetEase, Inc.ADR (Entertainment)	1,191	111,192
Netflix, Inc.* (Entertainment)	2,913	509,396
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	13,906	2,108,010
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,722	254,908
Okta, Inc.* (IT Services)	989	89,406
Old Dominion Freight Line, Inc. (Road & Rail)	743	190,416
O'Reilly Automotive, Inc.* (Specialty Retail)	431	272,288
PACCAR, Inc. (Machinery)	2,280	187,735
Palo Alto Networks, Inc.* (Software)	653	322,543
Paychex, Inc. (IT Services)	2,367	269,530
PayPal Holdings, Inc.* (IT Services)	7,594	530,365
PepsiCo, Inc. (Beverages)	9,067	1,511,106
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	2,906	179,591
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	7,344	938,123
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	708	418,520
Ross Stores, Inc. (Specialty Retail)	2,304	161,810
Seagen, Inc.* (Biotechnology)	1,207	213,567
Sirius XM Holdings, Inc. (Media)	25,811	158,221
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,055	97,735
Splunk, Inc.* (Software)	1,055	93,325
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,521	574,530
Synopsys, Inc.* (Software)	1,003	304,611
Tesla, Inc.* (Automobiles)	4,095	2,757,655
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,047	929,122
The Kraft Heinz Co. (Food Products)	8,027	306,150
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	8,220	1,105,919
VeriSign, Inc.* (IT Services)	718	120,143
Verisk Analytics, Inc. (Professional Services)	1,035	179,148
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,677	472,562
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,664	214,666
Workday, Inc.*—Class A (Software)	1,305	182,152
Xcel Energy, Inc. (Electric Utilities)	3,572	252,755
Zoom Video Communications, Inc.*— Class A (Software)	1,651	178,258
Zscaler, Inc.* (Software)	925	138,297
TOTAL COMMON STOCKS (Cost $20,592,695)		69,510,945

Repurchase Agreements(a)(b) (45.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $42,234,610	$42,233,000	$42,233,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,233,000)		42,233,000
TOTAL INVESTMENT SECURITIES (Cost $62,825,695)—121.2%		111,743,945
Net other assets (liabilities)—(21.2)%		(19,549,386)
NET ASSETS—100.0%		$92,194,559

*	Non-income producing security.

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $24,858,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

NYS	New York Shares

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNasdaq-100 :: 295

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	6	9/19/22	$1,383,540	$(145,529)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	7/27/22	1.98%	$34,644,801	$(1,510,241)
Nasdaq-100 Index	Goldman Sachs International	7/27/22	2.18%	34,102,778	(1,546,810)
				$68,747,579	$(3,057,051)
Invesco QQQ Trust, Series 1 ETF	UBS AG	7/27/22	1.98%	$3,696,146	$(161,123)
Nasdaq-100 Index	UBS AG	7/27/22	2.38%	41,016,514	(3,085,806)
				$44,712,660	$(3,246,929)
				$113,460,239	$(6,303,980)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Automobiles	$2,945,334	3.2%
Beverages	2,162,251	2.4%
Biotechnology	3,033,651	3.2%
Commercial Services & Supplies	420,040	0.5%
Communications Equipment	1,157,847	1.3%
Electric Utilities	989,791	1.1%
Entertainment	1,243,004	1.3%
Food & Staples Retailing	1,607,453	1.7%
Food Products	869,617	0.9%
Health Care Equipment & Supplies	979,922	1.1%
Hotels, Restaurants & Leisure	1,554,962	1.7%
Industrial Conglomerates	775,887	0.8%
Interactive Media & Services	7,831,478	8.5%
Internet & Direct Marketing Retail	5,027,260	5.5%
IT Services	2,192,568	2.4%
Life Sciences Tools & Services	189,891	0.2%
Machinery	187,735	0.2%
Media	1,824,394	2.0%
Multiline Retail	229,567	0.2%
Pharmaceuticals	250,339	0.3%
Professional Services	179,148	0.2%
Road & Rail	604,754	0.7%
Semiconductors & Semiconductor Equipment	10,287,269	11.2%
Software	12,272,802	13.2%
Specialty Retail	434,098	0.5%
Technology Hardware, Storage & Peripherals	8,746,115	9.5%
Textiles, Apparel & Luxury Goods	219,451	0.2%
Trading Companies & Distributors	188,398	0.2%
Wireless Telecommunication Services	1,105,919	1.2%
Other**	22,683,614	24.6%
Total	$92,194,559	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

296 :: ProFund VP UltraNasdaq-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$62,825,695
Securities, at value	69,510,945
Repurchase agreements, at value	42,233,000
Total Investment Securities, at value	111,743,945
Cash	3,007
Segregated cash balances for futures contracts with brokers	99,000
Segregated cash balances for swap agreements with custodian	1,290
Dividends and interest receivable	15,554
Receivable for capital shares issued	281,645
Prepaid expenses	1,550
TOTAL ASSETS	112,145,991

LIABILITIES:
Payable for capital shares redeemed	13,335,017
Unrealized depreciation on swap agreements	6,303,980
Variation margin on futures contracts	19,380
Advisory fees payable	58,560
Management services fees payable	7,808
Administration fees payable	9,103
Administrative services fees payable	56,998
Distribution fees payable	58,918
Trustee fees payable	34
Transfer agency fees payable	16,264
Fund accounting fees payable	5,070
Compliance services fees payable	1,048
Other accrued expenses	79,252
TOTAL LIABILITIES	19,951,432
NET ASSETS	$92,194,559

NET ASSETS CONSIST OF:
Capital	$127,025,999
Total distributable earnings (loss)	(34,831,440)
NET ASSETS	$92,194,559
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	5,435,760
Net Asset Value (offering and redemption price per share)	$16.96

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$470,579
Interest	65,897
Foreign tax withholding	(520)
Net income from securities lending	3,828
TOTAL INVESTMENT INCOME	539,784

EXPENSES:
Advisory fees	586,704
Management services fees	78,227
Administration fees	65,714
Transfer agency fees	55,363
Administrative services fees	203,750
Distribution fees	195,568
Custody fees	37,630
Fund accounting fees	35,995
Trustee fees	1,881
Compliance services fees	245
Other fees	96,426
Total Gross Expenses before reductions	1,357,503
Expenses reduced and reimbursed by the Advisor	(43,283)
TOTAL NET EXPENSES	1,314,220
NET INVESTMENT INCOME (LOSS)	(774,436)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	7,966,142
Net realized gains (losses) on futures contracts	(1,269,037)
Net realized gains (losses) on swap agreements	(81,637,368)
Change in net unrealized appreciation/depreciation on investment securities	(52,206,353)
Change in net unrealized appreciation/depreciation on futures contracts	(145,323)
Change in net unrealized appreciation/depreciation on swap agreements	(758,749)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(128,050,688)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(128,825,124)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNasdaq-100 :: 297

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(774,436)	$(2,794,460)
Net realized gains (losses) on investments	(74,940,263)	76,851,646
Change in net unrealized appreciation/depreciation on investments	(53,110,425)	27,817,509
Change in net assets resulting from operations	(128,825,124)	101,874,695

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(73,707,166)	(55,696,682)
Change in net assets resulting from distributions	(73,707,166)	(55,696,682)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	472,739,550	801,378,690
Distributions reinvested	73,707,166	55,664,279
Value of shares redeemed	(519,953,957)	(841,566,970)
Change in net assets resulting from capital transactions	26,492,759	15,475,999
Change in net assets	(176,039,531)	61,654,012

NET ASSETS:
Beginning of period	268,234,090	206,580,078
End of period	$92,194,559	$268,234,090

SHARE TRANSACTIONS:
Issued	9,555,042	8,971,821
Reinvested	3,774,048	861,676
Redeemed	(10,593,924)	(9,357,371)
Change in shares	2,735,166	476,126

See accompanying notes to financial statements.

298 :: ProFund VP UltraNasdaq-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020(a)	Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)	Year Ended Dec. 31, 2017(a)
Net Asset Value, Beginning of Period	$99.32	$92.87	$61.10	$34.00	$56.77	$34.50

Investment Activities:
Net investment income (loss)(b)	(0.29)	(1.08)	(0.76)	(0.12)	(0.21)	(0.33)
Net realized and unrealized gains (losses) on investments	(48.82)	35.05	52.59	27.22	1.11	23.75
Total income (loss) from investment activities	(49.11)	33.97	51.83	27.10	0.90	23.42

Distributions to Shareholders From:
Net realized gains on investments	(33.25)	(27.52)	(20.06)	—	(23.67)	(1.15)

Net Asset Value, End of Period	$16.96	$99.32	$92.87	$61.10	$34.00	$56.77

Total Return(c)(d)	(53.86)%	52.51%	86.30%	79.66%	(9.63)%	68.33%

Ratios to Average Net Assets:
Gross expenses(d)(e)	1.74%	1.69%	1.74%	1.76%	1.74%	1.69%
Net expenses(d)(e)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)(e)	(0.99)%	(1.20)%	(1.05)%	(0.25)%	(0.40)%	(0.68)%

Supplemental Data:
Net assets, end of period (000's)	$92,195	$268,234	$206,580	$119,521	$82,454	$131,438
Portfolio turnover rate(c)(f)	10%	20%	55%	44%	29%	4%

(a)	As described in Note 8, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 299

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results that, before fees and expenses, correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® Index – Composition

% of Index
Health Care	23%
Information Technology	21%
Financials	15%
Consumer Discretionary	13%
Industrials	13%
Consumer Staples	8%
Communication Services	3%
Energy	3%
Materials	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (96.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.41%, dated 6/30/22, due 7/1/22, total to be received $5,000	$5,000	$5,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,000)		5,000
TOTAL INVESTMENT SECURITIES (Cost $5,000)—96.0%		5,000
Net other assets (liabilities)—4.0%		209
NET ASSETS—100.0%		$5,209

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/27/22	(1.93)%	$(6,836)	$136
Dow Jones Industrial Average	UBS AG	7/27/22	(1.78)%	(3,549)	77
				$(10,385)	$213

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

300 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$5,000
Repurchase agreements, at value	5,000
Total Investment Securities, at value	5,000
Cash	7
Unrealized appreciation on swap agreements	213
Prepaid expenses	—	(a)
TOTAL ASSETS	5,220

LIABILITIES:
Advisory fees payable	3
Management services fees payable	—	(a)
Administration fees payable	—	(a)
Administrative services fees payable	—	(a)
Distribution fees payable	1
Transfer agency fees payable	1
Fund accounting fees payable	—	(a)
Compliance services fees payable	—	(a)
Other accrued expenses	6
TOTAL LIABILITIES	11
NET ASSETS	$5,209

NET ASSETS CONSIST OF:
Capital	$972,952
Total distributable earnings (loss)	(967,743)
NET ASSETS	$5,209
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,085
Net Asset Value (offering and redemption price per share)	$4.80

(a)	Amount is less than $0.50.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$7

EXPENSES:
Advisory fees	17
Management services fees	2
Administration fees	2
Transfer agency fees	2
Administrative services fees	1
Distribution fees	5
Custody fees	—	(a)
Fund accounting fees	1
Trustee fees	—	(a)
Compliance services fees	—	(a)
Other fees	—	(a)
TOTAL NET EXPENSES	30
NET INVESTMENT INCOME (LOSS)	(23)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	974
Change in net unrealized appreciation/depreciation on swap agreements	221
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,195
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,172

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 301

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(23)	$(203)
Net realized gains (losses) on investments	974	(13,980)
Change in net unrealized appreciation/depreciation on investments	221	80
Change in net assets resulting from operations	1,172	(14,103)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(109,160)
Change in net assets resulting from distributions	—	(109,160)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	—	2,010,525
Distributions reinvested	—	4,415
Value of shares redeemed	(67)	(1,894,037)
Change in net assets resulting from capital transactions	(67)	120,903
Change in net assets	1,105	(2,360)

NET ASSETS:
Beginning of period	4,104	6,464
End of period	$5,209	$4,104

SHARE TRANSACTIONS:
Issued	—	246,164
Reinvested	—	1,027
Redeemed	(18)	(246,176)
Change in shares	(18)	1,015

See accompanying notes to financial statements.

302 :: ProFund VP UltraShort Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021		Year Ended Dec. 31, 2020(a)	Year Ended Dec. 31, 2019(a)(b)	Year Ended Dec. 31, 2018(a)(b)	Year Ended Dec. 31, 2017(a)(b)
Net Asset Value, Beginning of Period	$3.72	$73.45		$147.61	$256.37	$250.06	$415.83

Investment Activities:
Net investment income (loss)(c)	(0.02)	(0.09)		(1.40)	1.60	1.34	(3.45)
Net realized and unrealized gains (losses) on investments	1.10	(19.00)		(64.52)	(95.56)	4.97	(162.32)
Total income (loss) from investment activities	1.08	(19.09)		(65.92)	(93.96)	6.31	(165.77)

Distributions to Shareholders From:
Net investment income	—	—		(8.24)	(6.30)	—	—
Net realized gains on investments	—	(50.64)		—	(8.50)	—	—
Total distributions	—	(50.64)		(8.24)	(14.80)	—	—

Net Asset Value, End of Period	$4.80	$3.72		$73.45	$147.61	$256.37	$250.06

Total Return(d)(e)	29.03%	(35.11	)%(f)	(45.44)%	(37.95)%	2.56%	(39.90)%

Ratios to Average Net Assets:
Gross expenses(e)(g)	1.33%	1.41%		1.46%	1.48%	1.61%	1.68%
Net expenses(e)(g)	1.33%	1.41%		1.46%	1.45%	1.26%	1.68%
Net investment income (loss)(e)(g)	(1.01)%	(1.41)%		(1.28)%	0.83%	0.59%	(0.99)%

Supplemental Data:
Net assets, end of period (000's)	$5	$4		$6	$3	$6	$8
Portfolio turnover rate(h)	—	—		—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on December 14, 2020.

(b)	As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Not annualized for periods less than one year.

(e)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(f)	During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.40%.

(g)	Annualized for periods less than one year.

(h)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Nasdaq-100 :: 303

Investment Objective: The ProFund VP UltraShort Nasdaq-100 seeks daily investment results that, before fees and expenses, correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	51%
Communication Services	17%
Consumer Discretionary	15%
Consumer Staples	7%
Health Care	6%
Industrials	3%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (86.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $2,190,083	$2,190,000	$2,190,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,190,000)		2,190,000
TOTAL INVESTMENT SECURITIES (Cost $2,190,000)—86.3%		2,190,000
Net other assets (liabilities)—13.7%		347,300
NET ASSETS—100.0%		$2,537,300

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $576,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/27/22	(1.93)%	$(4,337,723)	$154,371
Nasdaq-100 Index	UBS AG	7/27/22	(1.73)%	(750,581)	32,978
				$(5,088,304)	$187,349

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

304 :: ProFund VP UltraShort Nasdaq-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$2,190,000
Repurchase agreements, at value	2,190,000
Total Investment Securities, at value	2,190,000
Cash	54
Segregated cash balances for swap agreements with custodian	4
Interest receivable	83
Unrealized appreciation on swap agreements	187,349
Receivable for capital shares issued	177,452
Prepaid expenses	40
TOTAL ASSETS	2,554,982

LIABILITIES:
Payable for capital shares redeemed	38
Advisory fees payable	4,790
Management services fees payable	639
Administration fees payable	689
Administrative services fees payable	3,197
Distribution fees payable	3,997
Transfer agency fees payable	1,163
Fund accounting fees payable	381
Compliance services fees payable	32
Other accrued expenses	2,756
TOTAL LIABILITIES	17,682
NET ASSETS	$2,537,300

NET ASSETS CONSIST OF:
Capital	$6,450,853
Total distributable earnings (loss)	(3,913,553)
NET ASSETS	$2,537,300
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	147,159
Net Asset Value (offering and redemption price per share)	$17.24

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$12,720

EXPENSES:
Advisory fees	20,116
Management services fees	2,682
Administration fees	2,231
Transfer agency fees	2,039
Administrative services fees	5,365
Distribution fees	6,705
Custody fees	628
Fund accounting fees	1,315
Trustee fees	69
Compliance services fees	23
Other fees	3,669
Recoupment of prior expenses reduced by the Advisor	375
Total Gross Expenses before reductions	45,217
Expenses reduced and reimbursed by the Advisor	(157)
TOTAL NET EXPENSES	45,060
NET INVESTMENT INCOME (LOSS)	(32,340)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	1,310,419
Change in net unrealized appreciation/depreciation on swap agreements	176,469
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,486,888
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,454,548

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Nasdaq-100 :: 305

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(32,340)	$(25,883)
Net realized gains (losses) on investments	1,310,419	(339,086)
Change in net unrealized appreciation/depreciation on investments	176,469	12,461
Change in net assets resulting from operations	1,454,548	(352,508)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(2,439,139)
Change in net assets resulting from distributions	—	(2,439,139)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	321,721,721	242,521,359
Distributions reinvested	—	2,439,139
Value of shares redeemed	(321,087,543)	(241,957,148)
Change in net assets resulting from capital transactions	634,178	3,003,350
Change in net assets	2,088,726	211,703

NET ASSETS:
Beginning of period	448,574	236,871
End of period	$2,537,300	$448,574

SHARE TRANSACTIONS:
Issued	22,880,076	15,773,081
Reinvested	—	134,218
Redeemed	(22,774,970)	(15,876,300)
Change in shares	105,106	30,999

See accompanying notes to financial statements.

306 :: ProFund VP UltraShort Nasdaq-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020(a)	Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)	Year Ended Dec. 31, 2017(a)(b)
Net Asset Value, Beginning of Period	$10.67	$21.43	$76.07	$155.01	$175.32	$318.37

Investment Activities:
Net investment income (loss)(c)	(0.08)	(0.25)	(0.59)	0.52	0.52	(1.96)
Net realized and unrealized gains (losses) on investments	6.65	(7.77)	(53.72)	(78.58)	(20.83)	(141.09)
Total income (loss) from investment activities	6.57	(8.02)	(54.31)	(78.06)	(20.31)	(143.05)

Distributions to Shareholders From:
Net investment income	—	—	(0.33)	(0.88)	—	—
Net realized gains on investments	—	(2.74)	—	—	—	—
Total distributions	—	(2.74)	(0.33)	(0.88)	—	—

Net Asset Value, End of Period	$17.24	$10.67	$21.43	$76.07	$155.01	$175.32

Total Return(d)(e)	61.57%	(42.71)%	(71.46)%	(50.50)%	(11.59)%	(44.94)%

Ratios to Average Net Assets:
Gross expenses(e)(f)	1.68%	1.74%	1.78%	1.68%	1.66%	1.68%
Net expenses(e)(f)	1.68%	1.68%	1.68%	1.67%	1.66%	1.68%
Net investment income (loss)(e)(f)	(1.20)%	(1.68)%	(1.49)%	0.50%	0.40%	(0.88)%

Supplemental Data:
Net assets, end of period (000's)	$2,537	$449	$237	$1,026	$666	$324
Portfolio turnover rate(g)	—	—	—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

(b)	As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on December 11, 2017.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Not annualized for periods less than one year.

(e)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 307

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results that, before fees and expenses, correspond to two times (2x) the daily performance of the Russell 2000® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	134%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Biohaven Pharmaceutical Holding Co., Ltd.	0.3%
Shockwave Medical, Inc.	0.2%
Chart Industries, Inc.	0.2%
Halozyme Therapeutics, Inc.	0.2%
Sailpoint Technologies Holding, Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Financials	17%
Health Care	16%
Industrials	15%
Information Technology	14%
Consumer Discretionary	10%
Real Estate	7%
Energy	6%
Materials	4%
Consumer Staples	4%
Utilities	4%
Communication Services	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (65.8%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	98	$932
1Life Healthcare, Inc.* (Health Care Providers & Services)	656	5,143
1st Source Corp. (Banks)	59	2,679
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	85	484
22nd Century Group, Inc.* (Tobacco)	588	1,252
23andMe Holding Co.*—Class A (Life Sciences Tools & Services)	624	1,548
2seventy bio, Inc.* (Biotechnology)	136	1,795
2U, Inc.* (Diversified Consumer Services)	271	2,837
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	460	4,462
4D Molecular Therapeutics, Inc.* (Biotechnology)	109	761
5E Advanced Materials, Inc.* (Metals & Mining)	117	1,425
8x8, Inc.* (Software)	399	2,055
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	79	1,627
A10 Networks, Inc. (Software)	239	3,437
Aadi Bioscience, Inc.* (Pharmaceuticals)	53	653
AAON, Inc. (Building Products)	159	8,707
AAR Corp.* (Aerospace & Defense)	123	5,146
Aaron's Co., Inc. (The) (Specialty Retail)	110	1,601
AbCellera Biologics, Inc.* (Life Sciences Tools & Services)	752	8,009
Abercrombie & Fitch Co.* (Specialty Retail)	180	3,046
ABM Industries, Inc. (Commercial Services & Supplies)	244	10,595
Absci Corp.* (Life Sciences Tools & Services)	191	634
Academy Sports & Outdoors, Inc. (Leisure Products)	305	10,841
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	437	6,157
Acadia Realty Trust (Equity Real Estate Investment Trusts)	338	5,280
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	213	2,262
ACCO Brands Corp. (Commercial Services & Supplies)	344	2,246
Accolade, Inc.* (Health Care Technology)	212	1,569
ACI Worldwide, Inc.* (Software)	416	10,770
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	217	3,029
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	174	2,928
ACNB Corp. (Banks)	31	920
Acushnet Holdings Corp. (Leisure Products)	124	5,168
ACV Auctions, Inc.*—Class A (Software)	409	2,675
Adagio Therapeutics, Inc.* (Biotechnology)	186	610
AdaptHealth Corp.* (Health Care Providers & Services)	262	4,726
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	405	3,276
Addus HomeCare Corp.* (Health Care Providers & Services)	56	4,664
Adicet Bio, Inc.* (Pharmaceuticals)	103	1,504
Adient PLC* (Auto Components)	345	10,222
ADMA Biologics, Inc.* (Biotechnology)	675	1,337
Adtalem Global Education, Inc.* (Diversified Consumer Services)	163	5,863
AdTheorent Holding Co., Inc.* (Media)	58	179
ADTRAN, Inc. (Communications Equipment)	177	3,103
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	136	9,925

See accompanying notes to financial statements.

308 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
AdvanSix, Inc. (Chemicals)	99	$3,311
Advantage Solutions, Inc.* (Media)	300	1,140
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	106	520
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	170	1,275
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	288	11,692
Aerovate Therapeutics, Inc.* (Biotechnology)	33	516
AeroVironment, Inc.* (Aerospace & Defense)	84	6,905
AerSale Corp.* (Aerospace & Defense)	58	842
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	352	1,102
AEye, Inc.* (Electronic Equipment, Instruments & Components)	96	183
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts)	57	874
Affimed N.V.* (Biotechnology)	516	1,429
Agenus, Inc.* (Biotechnology)	981	1,903
Agiliti, Inc.* (Health Care Providers & Services)	100	2,051
Agilysys, Inc.* (Software)	71	3,356
Agios Pharmaceuticals, Inc.* (Biotechnology)	198	4,390
Agree Realty Corp. (Equity Real Estate Investment Trusts)	270	19,474
Air Transport Services Group, Inc.* (Air Freight & Logistics)	215	6,177
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	45	267
aka Brands Holding Corp.* (Internet & Direct Marketing Retail)	41	113
Akero Therapeutics, Inc.* (Biotechnology)	102	964
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	189	699
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	57	732
Alamo Group, Inc. (Machinery)	37	4,308
Alarm.com Holdings, Inc.* (Software)	175	10,826
Albany International Corp.—Class A (Machinery)	115	9,061
Albireo Pharma, Inc.* (Biotechnology)	62	1,231
Alector, Inc.* (Biotechnology)	226	2,296
Alerus Financial Corp. (Diversified Financial Services)	55	1,310
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	264	4,739
Alexander's, Inc. (Equity Real Estate Investment Trusts)	8	1,777
Alico, Inc. (Food Products)	23	819
Alight, Inc.*—Class A (Professional Services)	1,233	8,323
Alignment Healthcare, Inc.* (Health Care Providers & Services)	306	3,491
Alkami Technology, Inc.* (Software)	130	1,806
Alkermes PLC* (Biotechnology)	592	17,635
Allbirds, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	343	1,348
Allegheny Technologies, Inc.* (Metals & Mining)	451	10,242
Allegiance Bancshares, Inc. (Banks)	70	2,643
Allegiant Travel Co.* (Airlines)	56	6,333
ALLETE, Inc. (Electric Utilities)	208	12,226
Allied Motion Technologies, Inc. (Electrical Equipment)	47	1,073
Allogene Therapeutics, Inc.* (Biotechnology)	289	3,295
Allovir, Inc.* (Biotechnology)	113	441
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	414	6,140
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	80	2,667
Alpha Metallurgical Resources, Inc. (Metals & Mining)	65	8,393
Alpha Teknova, Inc.* (Biotechnology)	23	193
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	256	1,674
Alpine Immune Sciences, Inc.* (Biotechnology)	57	485
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	76	682
Altair Engineering, Inc.*—Class A (Software)	189	9,923
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	262	972
Altra Industrial Motion Corp. (Machinery)	236	8,319
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	152	959
ALX Oncology Holdings, Inc.* (Biotechnology)	78	631
Amalgamated Financial Corp. (Banks)	51	1,009
A-Mark Precious Metals, Inc. (Diversified Financial Services)	66	2,129
Ambac Financial Group, Inc.* (Insurance)	166	1,884
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	132	8,641
AMC Networks, Inc.*—Class A (Media)	110	3,203
Amerant Bancorp, Inc. (Banks)	102	2,868
Ameresco, Inc.*—Class A (Construction & Engineering)	115	5,239
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	179	5,316
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	410	3,087
American Eagle Outfitters, Inc. (Specialty Retail)	560	6,261
American Equity Investment Life Holding Co. (Insurance)	283	10,349
American National Bankshares, Inc. (Banks)	38	1,315
American Public Education, Inc.* (Diversified Consumer Services)	68	1,099
American Realty Investors, Inc.* (Real Estate Management & Development)	5	71
American Software, Inc.—Class A (Software)	114	1,842
American States Water Co. (Water Utilities)	134	10,923
American Vanguard Corp. (Chemicals)	106	2,369
American Well Corp.*—Class A (Health Care Technology)	833	3,599
American Woodmark Corp.* (Building Products)	60	2,701
America's Car-Mart, Inc.* (Specialty Retail)	22	2,213
Ameris Bancorp (Banks)	240	9,643
AMERISAFE, Inc. (Insurance)	69	3,589
Amicus Therapeutics, Inc.* (Biotechnology)	1,001	10,751
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	369	6,255
AMMO, Inc.* (Leisure Products)	317	1,220

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 309

Common Stocks, continued

	Shares	Value
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	162	$17,773
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	374	1,189
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	139	4,836
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	130	850
Amplitude, Inc.*—Class A (Software)	203	2,901
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	42	809
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	715	1,323
AN2 Therapeutics, Inc.* (Pharmaceuticals)	17	132
AnaptysBio, Inc.* (Biotechnology)	74	1,502
Anavex Life Sciences Corp.* (Biotechnology)	248	2,482
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts)	43	557
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	135	2,612
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	46	1,365
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	53	1,183
Anterix, Inc.* (Diversified Telecommunication Services)	44	1,807
Apartment Investment and Management Co.* (Equity Real Estate Investment Trusts)	544	3,482
Apellis Pharmaceuticals, Inc.* (Biotechnology)	330	14,922
API Group Corp.* (Construction & Engineering)	750	11,228
Apogee Enterprises, Inc. (Building Products)	81	3,177
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	511	5,335
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	141	5,441
Appfolio, Inc.* (Software)	69	6,254
AppHarvest, Inc.*(a) (Food Products)	259	904
Appian Corp.* (Software)	145	6,867
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	781	11,457
Applied Blockchain, Inc.* (Software)	29	30
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	139	13,367
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	564	7,394
Arbutus Biopharma Corp.* (Biotechnology)	392	1,062
ArcBest Corp. (Road & Rail)	89	6,263
Arcellx, Inc.* (Biotechnology)	36	651
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	55	7,870
Archaea Energy, Inc.* (Oil, Gas & Consumable Fuels)	216	3,354
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	452	1,392
Archrock, Inc. (Energy Equipment & Services)	492	4,069
Arconic Corp.* (Metals & Mining)	384	10,772
Arcosa, Inc. (Construction & Engineering)	176	8,172
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	84	1,322
Arcus Biosciences, Inc.* (Biotechnology)	187	4,739
Arcutis Biotherapeutics, Inc.* (Biotechnology)	127	2,706
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	127	885
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	162	1,981
Argan, Inc. (Construction & Engineering)	51	1,903
Argo Group International Holdings, Ltd. (Insurance)	115	4,239
Aris Water Solution, Inc.—Class A (Commercial Services & Supplies)	80	1,334
Arko Corp. (Specialty Retail)	308	2,513
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	309	1,937
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	244	3,133
ARMOUR Residential REIT, Inc.(a) (Mortgage Real Estate Investment Trusts)	373	2,626
Array Technologies, Inc.* (Electrical Equipment)	548	6,033
Arrow Financial Corp. (Banks)	50	1,591
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	374	13,168
Arteris, Inc.* (Software)	61	425
Artesian Resources Corp.—Class A (Water Utilities)	30	1,475
Artisan Partners Asset Management, Inc. (Capital Markets)	218	7,754
Artivion, Inc.* (Health Care Equipment & Supplies)	141	2,662
Arvinas, Inc.* (Pharmaceuticals)	177	7,450
Asana, Inc.*—Class A (Software)	267	4,694
Asbury Automotive Group, Inc.* (Specialty Retail)	80	13,546
ASGN, Inc.* (Professional Services)	182	16,426
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts)	125	748
Aspen Aerogels, Inc.* (Energy Equipment & Services)	99	978
Assetmark Financial Holdings, Inc.* (Capital Markets)	78	1,464
Associated Banc-Corp. (Banks)	542	9,897
Associated Capital Group, Inc.—Class A (Capital Markets)	6	215
Astec Industries, Inc. (Machinery)	83	3,385
Astra Space, Inc.* (Aerospace & Defense)	523	680
Astronics Corp.* (Aerospace & Defense)	92	936
Atara Biotherapeutics, Inc.* (Biotechnology)	333	2,594
Atea Pharmaceuticals, Inc.* (Biotechnology)	277	1,967
Aterian, Inc.*(a) (Household Durables)	221	477
Athira Pharma, Inc.* (Pharmaceuticals)	123	375
ATI Physical Therapy, Inc.* (Health Care Providers & Services)	272	384
Atkore, Inc.* (Electrical Equipment)	156	12,951
Atlantic Union Bankshares (Banks)	272	9,226
Atlanticus Holdings Corp.* (Consumer Finance)	16	563
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	102	6,294
Atlas Technical Consultants, Inc.* (Professional Services)	65	342
ATN International, Inc. (Diversified Telecommunication Services)	40	1,876
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	74	694
AtriCure, Inc.* (Health Care Equipment & Supplies)	166	6,783

See accompanying notes to financial statements.

310 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Atrion Corp. (Health Care Equipment & Supplies)	5	$3,144
Aura Biosciences, Inc.* (Biotechnology)	67	949
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	487	4,894
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	171	4,675
Avaya Holdings Corp.*—Class C (Software)	303	679
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	162	366
Avepoint, Inc.* (Software)	468	2,031
Aviat Networks, Inc.* (Communications Equipment)	40	1,002
Avid Bioservices, Inc.* (Biotechnology)	222	3,388
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	130	3,374
Avidity Biosciences, Inc.* (Biotechnology)	178	2,586
AvidXchange Holdings, Inc.* (Software)	532	3,266
Avient Corp. (Chemicals)	331	13,266
Avista Corp. (Multi-Utilities)	263	11,443
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	119	6,526
AxoGen, Inc.* (Health Care Equipment & Supplies)	148	1,212
Axonics, Inc.* (Health Care Equipment & Supplies)	171	9,691
Axos Financial, Inc.*—Class I (Thrifts & Finance)	208	7,457
Axsome Therapeutics, Inc.* (Pharmaceuticals)	104	3,983
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	147	861
AZZ, Inc. (Electrical Equipment)	89	3,633
B Riley Financial, Inc. (Capital Markets)	74	3,127
B&G Foods, Inc.(a) (Food Products)	247	5,874
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	216	1,302
Babylon Holdings, Ltd.*—Class A (Health Care Technology)	395	386
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	106	8,574
Bakkt Holdings, Inc.* (Capital Markets)	206	433
Balchem Corp. (Chemicals)	116	15,051
Bally's Corp.* (Hotels, Restaurants & Leisure)	145	2,868
Banc of California, Inc. (Banks)	200	3,524
BancFirst Corp. (Banks)	71	6,795
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Diversified Financial Services)	100	1,327
Bandwidth, Inc.* (Diversified Telecommunication Services)	84	1,581
Bank First Corp. (Banks)	24	1,819
Bank of Marin Bancorp (Banks)	57	1,811
BankUnited, Inc. (Banks)	297	10,564
Bankwell Financial Group, Inc. (Banks)	20	621
Banner Corp. (Banks)	124	6,970
Bar Harbor Bankshares (Banks)	54	1,396
BARK, Inc.* (Internet & Direct Marketing Retail)	187	239
Barnes Group, Inc. (Machinery)	178	5,543
Barrett Business Services, Inc. (Professional Services)	26	1,895
Battalion Oil Corp.* (Oil, Gas & Consumable Fuels)	9	77
BayCom Corp. (Banks)	47	972
BCB Bancorp, Inc. (Banks)	52	886
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	197	10,118
Beam Therapeutics, Inc.* (Biotechnology)	231	8,942
Beazer Homes USA, Inc.* (Household Durables)	108	1,304
Bed Bath & Beyond, Inc.* (Specialty Retail)	289	1,436
Belden, Inc. (Electronic Equipment, Instruments & Components)	159	8,470
BellRing Brands, Inc.* (Personal Products)	425	10,578
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	127	2,865
Benefitfocus, Inc.* (Software)	94	731
Benson Hill, Inc.* (Software)	622	1,704
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	203	1,009
Berkshire Grey, Inc.* (Machinery)	177	257
Berkshire Hills Bancorp, Inc. (Banks)	168	4,161
Berry Corp. (Oil, Gas & Consumable Fuels)	291	2,217
Beyond Meat, Inc.* (Food Products)	223	5,339
BGC Partners, Inc.—Class A (Capital Markets)	1,160	3,909
Big 5 Sporting Goods Corp. (Specialty Retail)	78	874
Big Lots, Inc. (Multiline Retail)	102	2,139
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	233	3,775
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	3	368
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	674	7,131
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	226	32,929
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	122	1,685
Bionano Genomics, Inc.*(a) (Life Sciences Tools & Services)	1,060	1,463
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	115	784
Bioxcel Therapeutics, Inc.* (Biotechnology)	69	911
Bird Global, Inc.*—Class A (Road & Rail)	623	272
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	82	1,778
Black Hills Corp. (Multi-Utilities)	236	17,174
Blackbaud, Inc.* (Software)	169	9,814
Blackline, Inc.* (Software)	201	13,387
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	618	17,099
Blade Air Mobility, Inc.* (Airlines)	204	910
Blend Labs, Inc.*—Class A (Software)	672	1,586
Blink Charging Co.* (Electrical Equipment)	134	2,215
Bloom Energy Corp.* (Electrical Equipment)	591	9,752
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	321	5,335
Blucora, Inc.* (Capital Markets)	171	3,157
Blue Bird Corp.* (Machinery)	63	580
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	95	1,139
Blue Ridge Bankshares, Inc. (Banks)	62	950
Bluebird Bio, Inc.* (Biotechnology)	260	1,076
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	47	1,173

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 311

Common Stocks, continued

	Shares	Value
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	34	$2,272
Blueprint Medicines Corp.* (Biotechnology)	217	10,960
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts)	104	2,734
Boise Cascade Co. (Trading Companies & Distributors)	143	8,507
Boot Barn Holdings, Inc.* (Specialty Retail)	107	7,373
Borr Drilling, Ltd.* (Energy Equipment & Services)	488	2,250
Boston Omaha Corp.*—Class A (Media)	74	1,528
Bowlero Corp.* (Hotels, Restaurants & Leisure)	141	1,493
Box, Inc.*—Class A (Software)	469	11,791
Boxed, Inc.* (Internet & Direct Marketing Retail)	42	78
Brady Corp.—Class A (Commercial Services & Supplies)	171	8,078
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	249	1,068
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	616	5,938
BRC, Inc.*(a)—Class A (Food Products)	93	759
Bread Financial Holdings, Inc. (IT Services)	182	6,745
Bridgebio Pharma, Inc.* (Biotechnology)	380	3,450
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	75	1,211
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	185	4,557
Bright Health Group, Inc.* (Insurance)	701	1,276
Brightcove, Inc.* (IT Services)	149	942
Brightsphere Investment Group, Inc. (Capital Markets)	117	2,107
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts)	346	2,612
BrightView Holdings, Inc.* (Commercial Services & Supplies)	161	1,932
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	158	3,481
Bristow Group, Inc.* (Energy Equipment & Services)	86	2,012
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	473	3,174
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	615	12,614
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	675	3,065
Brookfield Business Corp.—Class A (Industrial Conglomerates)	94	2,163
Brookfield Infrastructure Corp.—Class A (Gas Utilities)	357	15,151
Brookline Bancorp, Inc. (Banks)	276	3,674
BRP Group, Inc.*—Class A (Insurance)	212	5,120
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	43	924
BTRS Holdings, Inc.* (Software)	364	1,813
Build-A-Bear Workshop, Inc. (Specialty Retail)	52	854
Bumble, Inc.*—Class A (Interactive Media & Services)	313	8,811
Business First Bancshares, Inc. (Banks)	77	1,641
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	483	1,483
Byline Bancorp, Inc. (Banks)	89	2,118
C3.ai, Inc.*—Class A (Software)	250	4,565
C4 Therapeutics, Inc.* (Biotechnology)	153	1,154
Cabot Corp. (Chemicals)	202	12,886
Cactus, Inc.—Class A (Energy Equipment & Services)	214	8,618
Cadence Bank (Banks)	666	15,638
Cadre Holdings, Inc. (Aerospace & Defense)	60	1,180
Caesarstone, Ltd. (Building Products)	82	749
Calavo Growers, Inc. (Food Products)	63	2,628
Caleres, Inc. (Specialty Retail)	132	3,464
California Resources Corp. (Oil, Gas & Consumable Fuels)	284	10,934
California Water Service Group (Water Utilities)	195	10,832
Calix, Inc.* (Communications Equipment)	206	7,033
Callaway Golf Co.* (Leisure Products)	508	10,364
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	179	7,017
Cal-Maine Foods, Inc. (Food Products)	138	6,819
Cambium Networks Corp.* (Communications Equipment)	42	615
Cambridge Bancorp (Banks)	25	2,068
Camden National Corp. (Banks)	52	2,291
Camping World Holdings, Inc.(a)—Class A (Specialty Retail)	140	3,023
Cannae Holdings, Inc.* (Diversified Financial Services)	274	5,299
Cano Health, Inc.* (Health Care Providers & Services)	588	2,575
Canoo, Inc.*(a) (Automobiles)	419	775
Cantaloupe, Inc.* (IT Services)	212	1,187
Capital Bancorp, Inc. (Banks)	33	716
Capital City Bank Group, Inc. (Banks)	49	1,367
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	472	4,333
Capstar Financial Holdings, Inc. (Banks)	74	1,452
Cara Therapeutics, Inc.* (Biotechnology)	163	1,488
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	144	2,068
Cardlytics, Inc.* (Media)	120	2,677
CareDx, Inc.* (Biotechnology)	185	3,974
CareMax, Inc.* (Health Care Providers & Services)	217	788
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	351	6,472
Cargurus, Inc.* (Interactive Media & Services)	371	7,973
Caribou Biosciences, Inc.* (Biotechnology)	196	1,064
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	184	1,277
Carpenter Technology Corp. (Metals & Mining)	174	4,856
Carriage Services, Inc. (Diversified Consumer Services)	49	1,943
Cars.com, Inc.* (Interactive Media & Services)	252	2,376
Carter Bankshares, Inc.* (Banks)	88	1,162
Casa Systems, Inc.* (Communications Equipment)	128	503
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	181	13,156
Cass Information Systems, Inc. (IT Services)	49	1,656
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	139	3,909
Castle Biosciences, Inc.* (Biotechnology)	86	1,888
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	348	2,439

See accompanying notes to financial statements.

312 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	178	$1,791
Cathay General Bancorp (Banks)	262	10,257
Cavco Industries, Inc.* (Household Durables)	33	6,468
CBIZ, Inc.* (Professional Services)	178	7,113
CBL & Associates Properties, Inc.* (Equity Real Estate Investment Trusts)	97	2,279
CBTX, Inc. (Banks)	67	1,782
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	39	1,123
Celldex Therapeutics, Inc.* (Biotechnology)	166	4,475
Celsius Holdings, Inc.* (Beverages)	199	12,987
Celularity, Inc.* (Biotechnology)	57	194
Cenntro Electric Group, Ltd.*(a) (Automobiles)	668	1,009
Centennial Resource Development, Inc.*— Class A (Oil, Gas & Consumable Fuels)	747	4,467
Centerspace (Equity Real Estate Investment Trusts)	56	4,567
Central Garden & Pet Co.* (Household Products)	36	1,527
Central Garden & Pet Co.*—Class A (Household Products)	148	5,921
Central Pacific Financial Corp. (Banks)	98	2,102
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	39	965
Century Aluminum Co.* (Metals & Mining)	189	1,393
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	99	713
Century Communities, Inc. (Household Durables)	106	4,767
Century Therapeutics, Inc.* (Biotechnology)	73	613
Cepton, Inc.* (Electronic Equipment, Instruments & Components)	28	44
Cerberus Cyber Sentinel Corp.* (IT Services)	166	598
Cerence, Inc.* (Software)	143	3,608
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	197	5,209
Cerus Corp.* (Health Care Equipment & Supplies)	627	3,317
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	83	2,785
ChampionX Corp. (Energy Equipment & Services)	742	14,729
ChannelAdvisor Corp.* (Software)	109	1,589
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	393	1,875
Chart Industries, Inc.* (Machinery)	133	22,261
Chase Corp. (Chemicals)	27	2,101
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	174	1,818
Chegg, Inc.* (Diversified Consumer Services)	452	8,488
ChemoCentryx, Inc.* (Biotechnology)	229	5,675
Chesapeake Utilities Corp. (Gas Utilities)	63	8,162
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	25	377
Chico's FAS, Inc.* (Specialty Retail)	445	2,212
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	864	7,620
Chimerix, Inc.* (Biotechnology)	306	636
Chinook Therapeutics, Inc.* (Biotechnology)	159	2,781
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	68	1,355
Cimpress PLC* (Commercial Services & Supplies)	64	2,490
CinCor Pharma, Inc.* (Pharmaceuticals)	49	923
Cinemark Holdings, Inc.* (Entertainment)	396	5,948
Cipher Mining, Inc.* (Software)	142	195
CIRCOR International, Inc.* (Machinery)	67	1,098
Citi Trends, Inc.* (Specialty Retail)	30	710
Citizens & Northern Corp. (Banks)	55	1,329
City Holding Co. (Banks)	53	4,234
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	155	2,007
Civista Bancshares, Inc. (Banks)	53	1,127
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	268	14,014
Claros Mortgage Trust, Inc.(a) (Mortgage Real Estate Investment Trusts)	334	5,595
Clarus Corp. (Leisure Products)	105	1,994
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	616	2,760
Cleanspark, Inc.* (Software)	146	572
Clear Channel Outdoor Holdings, Inc.* (Media)	1,326	1,419
Clear Secure, Inc.*—Class A (Software)	226	4,520
Clearfield, Inc.* (Communications Equipment)	42	2,602
Clearwater Paper Corp.* (Paper & Forest Products)	61	2,051
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	126	4,028
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	298	10,382
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	43	332
Clover Health Investments Corp.* (Health Care Providers & Services)	1,386	2,966
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	104	18,147
CNB Financial Corp. (Banks)	58	1,403
CNO Financial Group, Inc. (Insurance)	418	7,562
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	700	11,522
Coastal Financial Corp.* (Banks)	38	1,449
Coca-Cola Consolidated, Inc. (Beverages)	17	9,586
Codexis, Inc.* (Life Sciences Tools & Services)	222	2,322
Coeur Mining, Inc.* (Metals & Mining)	1,012	3,076
Cogent Biosciences, Inc.* (Biotechnology)	162	1,461
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	156	9,479
Cohen & Steers, Inc. (Capital Markets)	92	5,850
Coherus Biosciences, Inc.* (Biotechnology)	267	1,933
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	174	4,829
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	123	2,180
Colony Bankcorp, Inc. (Banks)	59	890
Columbia Banking System, Inc. (Banks)	286	8,194
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	126	2,748
Columbus McKinnon Corp. (Machinery)	102	2,894
Comfort Systems USA, Inc. (Construction & Engineering)	129	10,726
Commercial Metals Co. (Metals & Mining)	440	14,565

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 313

Common Stocks, continued

	Shares	Value
CommScope Holding Co., Inc.* (Communications Equipment)	745	$4,559
Community Bank System, Inc. (Banks)	194	12,276
Community Health Systems, Inc.* (Health Care Providers & Services)	454	1,703
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	86	3,114
Community Trust Bancorp, Inc. (Banks)	57	2,305
CommVault Systems, Inc.* (Software)	162	10,190
Compass Diversified Holdings (Diversified Financial Services)	220	4,712
Compass Minerals International, Inc. (Metals & Mining)	125	4,424
Compass, Inc.*—Class A (Real Estate Management & Development)	947	3,419
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	28	146
Computer Programs and Systems, Inc.* (Health Care Technology)	52	1,662
CompX International, Inc. (Commercial Services & Supplies)	6	139
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	333	4,023
Comtech Telecommunications Corp. (Communications Equipment)	94	853
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	95	576
Conduent, Inc.* (IT Services)	617	2,665
CONMED Corp. (Health Care Equipment & Supplies)	102	9,768
ConnectOne Bancorp, Inc. (Banks)	135	3,301
Conn's, Inc.* (Specialty Retail)	47	377
Consensus Cloud Solutions, Inc.* (Software)	58	2,533
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	125	6,173
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	270	1,890
Constellium SE* (Metals & Mining)	451	5,958
Construction Partners, Inc.*—Class A (Construction & Engineering)	145	3,036
Consumer Portfolio Services, Inc.* (Consumer Finance)	52	533
ContextLogic, Inc.*—Class A (Internet & Direct Marketing Retail)	2,067	3,307
Convey Health Solutions Holdings, Inc.* (Health Care Technology)	59	614
Corcept Therapeutics, Inc.* (Pharmaceuticals)	310	7,372
Core Scientific, Inc.* (IT Services)	795	1,185
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	438	4,866
Cornerstone Building Brands, Inc.* (Building Products)	230	5,633
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	409	10,712
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	139	1,825
CorVel Corp.* (Health Care Providers & Services)	33	4,860
Costamare, Inc. (Marine)	196	2,372
Couchbase, Inc.* (Software)	96	1,576
Coursera, Inc.* (Diversified Consumer Services)	410	5,814
Covenant Logistics Group, Inc.—Class A (Road & Rail)	40	1,004
Covetrus, Inc.* (Health Care Providers & Services)	384	7,968
Cowen, Inc.—Class A (Capital Markets)	95	2,251
CRA International, Inc. (Professional Services)	26	2,322
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	84	7,013
Crawford & Co.—Class A (Insurance)	61	476
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	85	993
Crescent Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	118	1,473
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	191	3,562
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	220	10,706
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	133	2,770
CrossFirst Bankshares, Inc.* (Banks)	165	2,178
CryoPort, Inc.* (Health Care Equipment & Supplies)	162	5,019
Cryptyde, Inc.* (Containers & Packaging)	67	135
CS Disco, Inc.* (Software)	81	1,461
CSG Systems International, Inc. (IT Services)	116	6,923
CSW Industrials, Inc. (Building Products)	54	5,564
CTI BioPharma Corp.* (Biotechnology)	336	2,006
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	21	1,284
CTS Corp. (Electronic Equipment, Instruments & Components)	115	3,916
Cue Health, Inc.* (Health Care Equipment & Supplies)	391	1,251
Cullinan Oncology, Inc.* (Biotechnology)	108	1,385
Cumulus Media, Inc.*—Class A (Media)	67	518
Curo Group Holdings Corp. (Consumer Finance)	80	442
Cushman & Wakefield PLC* (Real Estate Management & Development)	577	8,793
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	217	1,215
Customers Bancorp, Inc.* (Banks)	113	3,831
Cutera, Inc.* (Health Care Equipment & Supplies)	60	2,250
CVB Financial Corp. (Banks)	491	12,182
Cvent Holding Corp.* (Software)	305	1,409
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	107	3,585
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	26	908
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	415	4,453
Cytokinetics, Inc.* (Biotechnology)	298	11,707
Cyxtera Technologies, Inc.* (IT Services)	155	1,758
Daily Journal Corp.* (Media)	4	1,035
Dakota Gold Corp.* (Metals & Mining)	184	616
Dana, Inc. (Auto Components)	469	6,599
Danimer Scientific, Inc.*(a) (Chemicals)	329	1,500
Daseke, Inc.* (Road & Rail)	148	946

See accompanying notes to financial statements.

314 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	156	$5,114
Day One Biopharmaceuticals, Inc.* (Biotechnology)	85	1,522
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	164	2,157
Delek US Holdings, Inc.* (Oil, Gas & Consumable Fuels)	256	6,615
Deluxe Corp. (Commercial Services & Supplies)	157	3,402
Denali Therapeutics, Inc.* (Biotechnology)	358	10,536
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	184	11,038
Denny's Corp.* (Hotels, Restaurants & Leisure)	218	1,892
Design Therapeutics, Inc.* (Biotechnology)	123	1,722
Designer Brands, Inc. (Specialty Retail)	210	2,743
Desktop Metal, Inc.*—Class A (Machinery)	960	2,112
Destination XL Group, Inc.* (Specialty Retail)	217	736
DHI Group, Inc.* (Interactive Media & Services)	155	770
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	510	3,126
Diamond Hill Investment Group, Inc. (Capital Markets)	11	1,910
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	363	2,138
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	762	6,256
DICE Therapeutics, Inc.* (Pharmaceuticals)	103	1,599
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	265	602
Digi International, Inc.* (Communications Equipment)	124	3,003
Digimarc Corp.* (Software)	50	707
Digital Turbine, Inc.* (Software)	335	5,852
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts)	2,147	10,477
DigitalOcean Holdings, Inc.* (IT Services)	277	11,456
Dillard's, Inc.(a)—Class A (Multiline Retail)	16	3,529
Dime Community Bancshares, Inc. (Banks)	121	3,588
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	57	3,710
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	162	10,460
Diversey Holdings, Ltd.* (Chemicals)	284	1,874
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	864	1,572
DMC Global, Inc.* (Energy Equipment & Services)	68	1,226
DocGo, Inc.* (Health Care Providers & Services)	292	2,085
Doma Holdings, Inc.* (Real Estate Management & Development)	497	512
Domo, Inc.* (Software)	110	3,058
Donegal Group, Inc.—Class A (Insurance)	55	938
Donnelley Financial Solutions, Inc.* (Capital Markets)	101	2,958
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	112	1,702
Dorman Products, Inc.* (Auto Components)	96	10,532
Douglas Dynamics, Inc. (Machinery)	82	2,357
Douglas Elliman, Inc. (Real Estate Management & Development)	274	1,312
Dream Finders Homes, Inc.*—Class A (Household Durables)	76	809
Dril-Quip, Inc.* (Energy Equipment & Services)	124	3,199
Duck Creek Technologies, Inc.* (Software)	280	4,158
Ducommun, Inc.* (Aerospace & Defense)	40	1,722
Duluth Holdings, Inc.*—Class B (Internet & Direct Marketing Retail)	47	448
Duolingo, Inc.* (Diversified Consumer Services)	85	7,442
DXP Enterprises, Inc.* (Trading Companies & Distributors)	55	1,685
Dycom Industries, Inc.* (Construction & Engineering)	105	9,769
Dynavax Technologies Corp.* (Biotechnology)	430	5,414
Dyne Therapeutics, Inc.* (Biotechnology)	115	790
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	132	2,101
DZS, Inc.* (Communications Equipment)	63	1,025
E2open Parent Holdings, Inc.* (Software)	723	5,625
Eagle Bancorp, Inc. (Banks)	115	5,452
Eagle Bulk Shipping, Inc. (Marine)	50	2,594
Eagle Pharmaceuticals, Inc.* (Biotechnology)	38	1,688
Earthstone Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	157	2,143
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	331	6,302
Eastern Bankshares, Inc. (Banks)	584	10,781
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	208	965
Ebix, Inc. (Software)	96	1,622
EchoStar Corp.*—Class A (Diversified Telecommunication Services)	128	2,470
Ecovyst, Inc. (Chemicals)	232	2,285
Edgewell Personal Care Co. (Personal Products)	195	6,731
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	108	860
Editas Medicine, Inc.* (Biotechnology)	251	2,969
eGain Corp.* (Software)	76	741
eHealth, Inc.* (Insurance)	88	821
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	149	939
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	71	699
elf Beauty, Inc.* (Personal Products)	176	5,400
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	206	3,022
Embecta Corp.* (Health Care Equipment & Supplies)	208	5,267
EMCOR Group, Inc. (Construction & Engineering)	184	18,945
Emergent BioSolutions, Inc.* (Biotechnology)	183	5,680
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	25	297
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts)	502	3,529
Employers Holdings, Inc. (Insurance)	100	4,189
Enact Holdings, Inc. (Thrifts & Mortgage Finance)	109	2,341
Enanta Pharmaceuticals, Inc.* (Biotechnology)	71	3,356

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 315

Common Stocks, continued

	Shares	Value
Encore Capital Group, Inc.* (Consumer Finance)	87	$5,026
Encore Wire Corp. (Electrical Equipment)	69	7,170
Endo International PLC* (Pharmaceuticals)	851	396
Energizer Holdings, Inc. (Household Products)	242	6,861
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	567	2,784
Energy Recovery, Inc.* (Machinery)	203	3,942
Energy Vault Holdings, Inc.* (Electrical Equipment)	91	912
Enerpac Tool Group Corp. (Machinery)	221	4,203
EnerSys (Electrical Equipment)	150	8,844
Eneti, Inc. (Marine)	83	510
Enfusion, Inc.*—Class A (Software)	92	939
EngageSmart, Inc.* (Software)	127	2,042
Ennis, Inc. (Commercial Services & Supplies)	92	1,861
Enochian Biosciences, Inc.* (Biotechnology)	72	139
Enova International, Inc.* (Consumer Finance)	116	3,343
Enovix Corp.* (Electrical Equipment)	395	3,519
EnPro Industries, Inc. (Machinery)	76	6,227
Enstar Group, Ltd.* (Insurance)	42	8,987
Entercom Communications Corp.* (Media)	433	408
Enterprise Bancorp, Inc. (Banks)	34	1,094
Enterprise Financial Services Corp. (Banks)	128	5,312
Entravision Communications Corp.—Class A (Media)	216	985
Envestnet, Inc.* (Software)	200	10,554
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	96	5,100
EQRx, Inc.* (Biotechnology)	497	2,331
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,493	9,495
Equity Bancshares, Inc.—Class A (Banks)	56	1,633
Equity Commonwealth* (Equity Real Estate Investment Trusts)	392	10,792
Erasca, Inc.* (Biotechnology)	236	1,315
Ermenegildo Zegna Holditalia SpA*(a) (Consumer Discretionary Products)	172	1,815
ESCO Technologies, Inc. (Machinery)	94	6,427
Esperion Therapeutics, Inc.* (Biotechnology)	229	1,456
Esquire Financial Holdings, Inc. (Banks)	25	833
ESS Tech, Inc.* (Electrical Equipment)	293	823
Essent Group, Ltd. (Thrifts & Mortgage Finance)	383	14,898
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts)	474	10,186
Ethan Allen Interiors, Inc. (Household Durables)	82	1,657
European Wax Center, Inc.—Class A (Diversified Consumer Services)	77	1,357
Eventbrite, Inc.* (Interactive Media & Services)	280	2,876
Everbridge, Inc.* (Software)	144	4,016
EverCommerce, Inc.* (Software)	88	796
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	319	5,203
EverQuote, Inc.*—Class A (Interactive Media & Services)	70	619
EVERTEC, Inc. (IT Services)	218	8,040
EVgo, Inc.*(a) (Specialty Retail)	247	1,484
Evo Payments, Inc.* (IT Services)	172	4,045
Evolent Health, Inc.* (Health Care Technology)	298	9,152
Evolus, Inc.* (Pharmaceuticals)	129	1,496
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	305	811
Evoqua Water Technologies Corp.* (Machinery)	427	13,881
Excelerate Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	67	1,335
ExlService Holdings, Inc.* (IT Services)	118	17,384
eXp World Holdings, Inc. (Real Estate Management & Development)	249	2,931
Exponent, Inc. (Professional Services)	187	17,106
Express, Inc.* (Specialty Retail)	233	457
Expro Group Holdings N.V.* (Energy Equipment & Services)	282	3,249
Extreme Networks, Inc.* (Communications Equipment)	464	4,139
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	95	748
EZCORP, Inc.*—Class A (Consumer Finance)	181	1,359
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	131	515
Fabrinet* (Electronic Equipment, Instruments & Components)	134	10,867
Faraday Future Intelligent Electric, Inc.*(a) (Automobiles)	361	939
Farmers & Merchants Bancorp, Inc./Archbold Ohio (Banks)	44	1,460
Farmers National Bancorp (Banks)	114	1,710
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	166	2,291
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	66	2,035
Fastly, Inc.*—Class A (IT Services)	405	4,702
Fate Therapeutics, Inc.* (Biotechnology)	302	7,484
Fathom Digital Manufacturing C* (Machinery)	37	144
FB Financial Corp. (Banks)	132	5,177
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	33	3,222
Federal Signal Corp. (Machinery)	217	7,725
Federated Hermes, Inc.—Class B (Capital Markets)	319	10,141
FibroGen, Inc.* (Biotechnology)	318	3,358
Figs, Inc.*—Class A (Health Care Equipment & Supplies)	463	4,218
Finance Of America Cos., Inc.*—Class A (Thrifts & Mortgage Finance)	141	221
Financial Institutions, Inc. (Banks)	55	1,431
First Advantage Corp.* (Professional Services)	214	2,711
First Bancorp (Banks)	128	4,467
First Bancorp (Banks)	712	9,192
First Bank/Hamilton NJ (Banks)	56	783
First Busey Corp. (Banks)	187	4,273
First Business Financial Services, Inc. (Banks)	29	905
First Commonwealth Financial Corp. (Banks)	339	4,549
First Community Bancshares, Inc. (Banks)	59	1,735
First Financial Bancorp (Banks)	338	6,557
First Financial Bankshares, Inc. (Banks)	472	18,534
First Financial Corp. (Banks)	42	1,869
First Foundation, Inc. (Banks)	186	3,809
First Guaranty Bancshares, Inc. (Banks)	22	535
First Internet Bancorp (Banks)	33	1,215

See accompanying notes to financial statements.

316 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
First Interstate BancSystem, Inc.—Class A (Banks)	340	$12,957
First Merchants Corp. (Banks)	208	7,409
First Mid Bancshares, Inc. (Banks)	68	2,426
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	36	519
First Western Financial, Inc.* (Banks)	29	789
FirstCash Holdings, Inc. (Consumer Finance)	140	9,731
Fisker, Inc.*(a) (Automobiles)	590	5,056
Five Star Bancorp (Banks)	46	1,215
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	190	6,736
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	104	2,849
Fluence Energy, Inc.* (Electrical Equipment)	130	1,232
Fluor Corp.* (Construction & Engineering)	517	12,584
Flushing Financial Corp. (Banks)	105	2,232
Flywire Corp.* (IT Services)	201	3,544
Focus Financial Partners, Inc.* (Capital Markets)	211	7,187
Focus Universal, Inc.* (Electronic Equipment, Instruments & Components)	64	731
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	73	993
Foot Locker, Inc. (Specialty Retail)	302	7,626
Forestar Group, Inc.* (Real Estate Management & Development)	66	904
ForgeRock, Inc.*—Class A (Software)	101	2,163
Forma Therapeutics Holdings, Inc.* (Biotechnology)	131	903
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	283	10,961
Forrester Research, Inc.* (Professional Services)	41	1,961
Forward Air Corp. (Air Freight & Logistics)	98	9,012
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	169	874
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	291	7,738
Fox Factory Holding Corp.* (Auto Components)	154	12,404
Franchise Group, Inc. (Diversified Consumer Services)	100	3,507
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	306	4,125
Franklin Covey Co.* (Professional Services)	46	2,124
Franklin Electric Co., Inc. (Machinery)	167	12,233
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	359	1,497
Fresh Del Monte Produce, Inc. (Food Products)	111	3,278
Frontdoor, Inc.*—Class A (Diversified Consumer Services)	301	7,248
Frontier Group Holdings, Inc.* (Airlines)	135	1,265
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	453	4,014
FRP Holdings, Inc.* (Real Estate Management & Development)	24	1,448
FTC Solar, Inc.* (Electrical Equipment)	150	543
fuboTV, Inc.* (Interactive Media & Services)	647	1,598
FuelCell Energy, Inc.* (Electrical Equipment)	1,342	5,033
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	124	608
Fulgent Genetics, Inc.* (Health Care Providers & Services)	78	4,253
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	119	724
Fulton Financial Corp. (Banks)	570	8,237
Funko, Inc.* (Distributors)	116	2,590
FutureFuel Corp. (Chemicals)	94	684
FVCBankcorp, Inc.* (Banks)	43	810
Gambling.com Group, Ltd.* (Media)	31	244
GAMCO Investors, Inc.—Class A (Capital Markets)	17	355
Gannett Co., Inc.* (Media)	523	1,517
GATX Corp. (Trading Companies & Distributors)	129	12,147
GCM Grosvenor, Inc.—Class A (Capital Markets)	155	1,062
GCP Applied Technologies, Inc.* (Chemicals)	181	5,662
Gelesis Holdings, Inc.* (Biotechnology)	36	56
Genco Shipping & Trading, Ltd. (Marine)	133	2,570
Generation Bio Co.* (Biotechnology)	169	1,109
Genesco, Inc.* (Specialty Retail)	48	2,396
Gentherm, Inc.* (Auto Components)	120	7,489
Genworth Financial, Inc.* (Insurance)	1,849	6,527
German American Bancorp, Inc. (Banks)	101	3,452
Geron Corp.* (Biotechnology)	1,305	2,023
Getty Realty Corp. (Equity Real Estate Investment Trusts)	153	4,055
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	715	1,680
Gibraltar Industries, Inc.* (Building Products)	120	4,650
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	159	3,217
Glacier Bancorp, Inc. (Banks)	404	19,157
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	139	2,619
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	117	2,593
Glatfelter Corp. (Paper & Forest Products)	160	1,101
Glaukos Corp.* (Health Care Equipment & Supplies)	166	7,540
Global Blood Therapeutics, Inc.* (Biotechnology)	226	7,221
Global Industrial Co. (Trading Companies & Distributors)	47	1,587
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	222	2,493
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	378	5,352
Global Water Resources, Inc. (Water Utilities)	47	621
Globalstar, Inc.* (Diversified Telecommunication Services)	2,484	3,055
GMS, Inc.* (Trading Companies & Distributors)	157	6,987
Gogo, Inc.* (Wireless Telecommunication Services)	182	2,947
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	367	8,349
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	74	2,927
Golden Ocean Group, Ltd. (Marine)	446	5,191
Goosehead Insurance, Inc. (Insurance)	69	3,151
GoPro, Inc.*—Class A (Household Durables)	475	2,627
Gossamer Bio, Inc.* (Biotechnology)	229	1,917
GrafTech International, Ltd. (Electrical Equipment)	714	5,048
Graham Holdings Co.—Class B (Diversified Consumer Services)	14	7,935

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 317

Common Stocks, continued

	Shares	Value
Granite Construction, Inc. (Construction & Engineering)	165	$4,808
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	194	1,857
Gray Television, Inc. (Media)	307	5,185
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	237	3,107
Great Southern Bancorp, Inc. (Banks)	35	2,050
Green Brick Partners, Inc.* (Household Durables)	104	2,035
Green Dot Corp.*—Class A (Consumer Finance)	176	4,419
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	191	5,189
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	12	543
Greenidge Generation Holdings, Inc.* (Software)	46	117
GreenLight Biosciences Holdings PBC* (Biotechnology)	51	113
Greenlight Capital Re, Ltd.*—Class A (Insurance)	95	734
Greif, Inc.—Class A (Containers & Packaging)	94	5,864
Greif, Inc.—Class B (Containers & Packaging)	20	1,246
Grid Dynamics Holdings, Inc.* (IT Services)	177	2,977
Griffon Corp. (Building Products)	167	4,681
Group 1 Automotive, Inc. (Specialty Retail)	58	9,848
Groupon, Inc.* (Internet & Direct Marketing Retail)	78	881
GrowGeneration Corp.* (Specialty Retail)	208	747
GTY Technology Holdings, Inc.* (Software)	148	926
Guaranty Bancshares, Inc. (Banks)	30	1,088
Guess?, Inc.(a) (Specialty Retail)	124	2,114
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	43	3,419
H&E Equipment Services, Inc. (Trading Companies & Distributors)	116	3,361
H.B. Fuller Co. (Chemicals)	193	11,621
Haemonetics Corp.* (Health Care Equipment & Supplies)	184	11,993
Halozyme Therapeutics, Inc.* (Biotechnology)	493	21,691
Hamilton Lane, Inc. (Capital Markets)	128	8,599
Hancock Whitney Corp. (Banks)	313	13,875
Hanger, Inc.* (Health Care Providers & Services)	137	1,962
Hanmi Financial Corp. (Banks)	110	2,468
Hannon Armstrong Sustainable Infrastructure Capital, Inc.—Class I (Mortgage Real Estate Investment Trusts)	310	11,736
HarborOne Bancorp, Inc. (Banks)	166	2,289
Harmonic, Inc.* (Communications Equipment)	334	2,896
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	95	4,633
Harsco Corp.* (Machinery)	285	2,026
Haverty Furniture Cos., Inc. (Specialty Retail)	55	1,275
Hawaiian Holdings, Inc.* (Airlines)	184	2,633
Hawkins, Inc. (Chemicals)	70	2,522
Haynes International, Inc. (Metals & Mining)	44	1,442
HBT Financial, Inc. (Banks)	37	661
HCI Group, Inc. (Insurance)	26	1,762
Health Catalyst, Inc.* (Health Care Technology)	196	2,840
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	550	14,960
Healthcare Services Group, Inc. (Commercial Services & Supplies)	269	4,683
HealthEquity, Inc.* (Health Care Providers & Services)	301	18,479
HealthStream, Inc.* (Health Care Technology)	88	1,910
Heartland Express, Inc. (Road & Rail)	170	2,365
Heartland Financial USA, Inc. (Banks)	149	6,189
Hecla Mining Co. (Metals & Mining)	1,942	7,613
Heidrick & Struggles International, Inc. (Professional Services)	71	2,298
Helen of Troy, Ltd.* (Household Durables)	86	13,966
Heliogen, Inc.* (Electrical Equipment)	69	146
Helios Technologies, Inc. (Machinery)	118	7,818
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	519	1,609
Helmerich & Payne, Inc. (Energy Equipment & Services)	373	16,060
Herbalife Nutrition, Ltd.* (Personal Products)	360	7,362
Herc Holdings, Inc. (Trading Companies & Distributors)	93	8,384
Heritage Commerce Corp. (Banks)	213	2,277
Heritage Financial Corp. (Banks)	126	3,170
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	57	1,537
Heron Therapeutics, Inc.* (Biotechnology)	374	1,043
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	114	1,118
Heska Corp.* (Health Care Equipment & Supplies)	35	3,308
HF Foods Group, Inc.* (Food & Staples Retailing)	131	684
Hibbett, Inc. (Specialty Retail)	47	2,054
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	23	589
Hillenbrand, Inc. (Machinery)	264	10,813
HilleVax, Inc.* (Biotechnology)	47	514
Hillman Solutions Corp.* (Machinery)	489	4,225
Hilltop Holdings, Inc. (Banks)	223	5,945
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	326	11,647
Hims & Hers Health, Inc.* (Health Care Providers & Services)	441	1,998
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	5	1,419
Hippo Holdings, Inc.* (Insurance)	924	812
HireRight Holdings Corp.* (Professional Services)	77	1,094
HNI Corp. (Commercial Services & Supplies)	153	5,308
Holley, Inc.* (Auto Components)	187	1,964
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	27	922
Home BancShares, Inc. (Banks)	691	14,352
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	29	114
HomeStreet, Inc. (Thrifts & Mortgage Finance)	65	2,254
HomeTrust Bancshares, Inc. (Banks)	53	1,325

See accompanying notes to financial statements.

318 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Hope Bancorp, Inc. (Banks)	421	$5,827
Horace Mann Educators Corp. (Insurance)	151	5,795
Horizon Bancorp, Inc. (Banks)	146	2,543
Hostess Brands, Inc.* (Food Products)	501	10,626
Houlihan Lokey, Inc. (Capital Markets)	185	14,602
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	19	813
Hub Group, Inc.*—Class A (Air Freight & Logistics)	122	8,655
Hudson Technologies, Inc.* (Commercial Services & Supplies)	157	1,179
Humacyte, Inc.* (Biotechnology)	64	205
Huron Consulting Group, Inc.* (Professional Services)	76	4,939
Hycroft Mining Holding Corp.* (Metals & Mining)	548	608
Hydrofarm Holdings Group, Inc.* (Machinery)	159	553
Hyliion Holdings Corp.* (Machinery)	482	1,552
Hyster-Yale Materials Handling, Inc. (Machinery)	39	1,257
Hyzon Motors, Inc.* (Machinery)	319	938
I3 Verticals, Inc.*—Class A (IT Services)	80	2,002
IBEX Holdings, Ltd.* (Commercial Services & Supplies)	21	354
ICF International, Inc. (Professional Services)	67	6,365
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	102	2,650
Icosavax, Inc.* (Biotechnology)	81	464
Ideaya Biosciences, Inc.* (Biotechnology)	129	1,780
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	80	926
IDT Corp.*—Class B (Diversified Telecommunication Services)	53	1,333
IES Holdings, Inc.* (Construction & Engineering)	32	965
IGM Biosciences, Inc.* (Biotechnology)	36	649
iHeartMedia, Inc.*—Class A (Media)	438	3,456
Imago Biosciences, Inc.* (Biotechnology)	96	1,285
IMAX Corp.* (Entertainment)	178	3,006
ImmunityBio, Inc.* (Biotechnology)	297	1,105
ImmunoGen, Inc.* (Biotechnology)	780	3,510
Immunovant, Inc.* (Biotechnology)	145	566
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	76	4,459
Inari Medical, Inc.* (Health Care Equipment & Supplies)	175	11,898
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	805	16,687
Independent Bank Corp. (Banks)	73	1,407
Independent Bank Corp. (Banks)	170	13,503
Independent Bank Group, Inc. (Banks)	133	9,032
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	362	2,063
Indus Realty Trust, Inc. (Real Estate Management & Development)	19	1,128
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	236	3,323
Infinera Corp.* (Communications Equipment)	687	3,682
Information Services Group, Inc. (IT Services)	129	872
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	110	883
Ingevity Corp.* (Chemicals)	141	8,903
Ingles Markets, Inc. (Food & Staples Retailing)	52	4,511
Inhibrx, Inc.* (Biotechnology)	106	1,203
Innospec, Inc. (Chemicals)	90	8,621
Innovage Holding Corp.* (Health Care Providers & Services)	69	302
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	101	11,097
Innovid Corp.* (Media)	81	134
Innoviva, Inc.* (Pharmaceuticals)	230	3,395
Inogen, Inc.* (Health Care Equipment & Supplies)	83	2,007
Inotiv, Inc.* (Life Sciences Tools & Services)	63	605
Inovio Pharmaceuticals, Inc.* (Biotechnology)	798	1,381
Inseego Corp.* (Communications Equipment)	313	592
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	114	9,836
Insmed, Inc.* (Biotechnology)	433	8,539
Insperity, Inc. (Professional Services)	132	13,178
Inspirato, Inc.* (Hotels, Restaurants & Leisure)	37	171
Inspire Medical Systems, Inc.* (Health Care Technology)	99	18,084
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	80	689
Installed Building Products, Inc. (Household Durables)	88	7,318
Insteel Industries, Inc. (Building Products)	68	2,290
Instil Bio, Inc.* (Biotechnology)	253	1,169
Instructure Holdings, Inc.* (Software)	63	1,430
Intapp, Inc.* (Software)	51	747
Integer Holdings Corp.* (Health Care Equipment & Supplies)	120	8,479
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	139	1,380
Intellia Therapeutics, Inc.* (Biotechnology)	274	14,181
Inter Parfums, Inc. (Personal Products)	65	4,749
Intercept Pharmaceuticals, Inc.* (Biotechnology)	89	1,229
InterDigital, Inc. (Communications Equipment)	112	6,810
Interface, Inc. (Commercial Services & Supplies)	213	2,671
International Bancshares Corp. (Banks)	198	7,936
International Game Technology PLC (Hotels, Restaurants & Leisure)	362	6,719
International Money Express, Inc.* (IT Services)	118	2,415
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	179	3,795
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	333	19,007
Intrepid Potash, Inc.* (Chemicals)	40	1,812
InvenTrust Properties Corp. (Equity Real Estate Investment Trusts)	246	6,344
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	121	1,781
Investors Title Co. (Insurance)	5	784
Invitae Corp.* (Biotechnology)	836	2,040
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	431	1,888

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 319

Common Stocks, continued

	Shares	Value
Iovance Biotherapeutics, Inc.* (Biotechnology)	548	$6,050
iRadimed Corp. (Health Care Equipment & Supplies)	26	882
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	108	11,667
Iridium Communications, Inc.* (Diversified Telecommunication Services)	463	17,391
iRobot Corp.* (Household Durables)	97	3,565
IronNet, Inc.* (Software)	235	519
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	496	5,719
iStar, Inc. (Equity Real Estate Investment Trusts)	241	3,304
iTeos Therapeutics, Inc.* (Biotechnology)	85	1,751
Itron, Inc.* (Electronic Equipment, Instruments & Components)	164	8,107
IVERIC bio, Inc.* (Biotechnology)	424	4,079
J & J Snack Foods Corp. (Food Products)	55	7,681
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	77	4,317
Jackson Financial, Inc.—Class A (Diversified Financial Services)	274	7,329
James River Group Holdings, Ltd. (Insurance)	134	3,321
Janus International Group, Inc.* (Building Products)	297	2,682
Janux Therapeutics, Inc.* (Biotechnology)	62	757
JELD-WEN Holding, Inc.* (Building Products)	313	4,567
JOANN, Inc. (Specialty Retail)	40	310
Joby Aviation, Inc.*(a) (Airlines)	912	4,478
John B Sanfilippo & Son, Inc. (Food Products)	32	2,320
John Bean Technologies Corp. (Machinery)	115	12,697
John Marshall Bancorp, Inc. (Banks)	41	924
John Wiley & Sons, Inc.—Class A (Media)	156	7,451
Johnson Outdoors, Inc.—Class A (Leisure Products)	19	1,162
Jounce Therapeutics, Inc.* (Biotechnology)	153	464
Kadant, Inc. (Machinery)	42	7,659
Kaiser Aluminum Corp. (Metals & Mining)	58	4,587
Kaleyra, Inc.* (Software)	107	218
KalVista Pharmaceuticals, Inc.* (Biotechnology)	89	876
Kaman Corp.—Class A (Trading Companies & Distributors)	102	3,188
KAR Auction Services, Inc.* (Commercial Services & Supplies)	438	6,469
Karat Packaging, Inc.* (Trading Companies & Distributors)	21	358
Karuna Therapeutics, Inc.* (Biotechnology)	95	12,017
Karyopharm Therapeutics, Inc.* (Biotechnology)	277	1,249
KB Home (Household Durables)	291	8,282
Kearny Financial Corp. (Thrifts & Mortgage Finance)	225	2,500
Kelly Services, Inc.—Class A (Professional Services)	128	2,538
Kennametal, Inc. (Machinery)	300	6,969
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	429	8,125
Keros Therapeutics, Inc.* (Biotechnology)	61	1,685
Kezar Life Sciences, Inc.* (Biotechnology)	169	1,398
Kforce, Inc. (Professional Services)	74	4,539
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	87	1,749
Kimball International, Inc.—Class B (Commercial Services & Supplies)	131	1,005
Kinetik Holdings, Inc.—Class A (Oil, Gas & Consumable Fuels)	60	2,048
Kiniksa Pharmaceuticals, Ltd.*—Class A (Biotechnology)	113	1,095
Kinnate Biopharma, Inc.* (Biotechnology)	106	1,337
Kinsale Capital Group, Inc. (Insurance)	79	18,142
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	791	13,676
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	188	3,281
KnowBe4, Inc.*—Class A (Software)	265	4,139
Knowles Corp.* (Electronic Equipment, Instruments & Components)	325	5,632
Kodiak Sciences, Inc.* (Biotechnology)	121	924
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	205	6,841
Koppers Holdings, Inc. (Chemicals)	75	1,698
Kore Group Holdings, Inc.* (Wireless Telecommunication Services)	127	390
Korn Ferry (Professional Services)	195	11,314
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,640	10,152
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	449	6,232
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	261	3,550
Kronos Bio, Inc.* (Chemicals)	148	539
Kronos Worldwide, Inc. (Chemicals)	80	1,472
Krystal Biotech, Inc.* (Biotechnology)	76	4,990
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	211	9,033
Kura Oncology, Inc.* (Biotechnology)	230	4,216
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	17	842
Kymera Therapeutics, Inc.* (Biotechnology)	137	2,698
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	413	4,353
Lakeland Bancorp, Inc. (Banks)	226	3,304
Lakeland Financial Corp. (Banks)	89	5,911
Lancaster Colony Corp. (Food Products)	71	9,143
Landec Corp.* (Food Products)	95	947
Lands' End, Inc.* (Internet & Direct Marketing Retail)	55	584
Landsea Homes Corp.* (Household Durables)	38	253
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	248	16,375
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	62	4,274
Latch, Inc.* (Software)	256	292
Latham Group, Inc.* (Leisure Products)	160	1,109
Laureate Education, Inc.—Class A (Diversified Consumer Services)	412	4,767
Lawson Products, Inc.* (Trading Companies & Distributors)	18	925
La-Z-Boy, Inc. (Household Durables)	156	3,699

See accompanying notes to financial statements.

320 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
LCI Industries (Auto Components)	90	$10,069
Leafly Holdings, Inc.* (Interactive Media & Services)	16	72
Legacy Housing Corp.* (Household Durables)	32	418
Legalzoom Com, Inc.* (Professional Services)	356	3,912
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	71	3,234
Lemonade, Inc.*(a) (Insurance)	146	2,666
LendingClub Corp.* (Consumer Finance)	368	4,302
LendingTree, Inc.* (Thrifts & Mortgage Finance)	38	1,665
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	264	491
LGI Homes, Inc.* (Household Durables)	76	6,604
LHC Group, Inc.* (Health Care Providers & Services)	108	16,820
Liberty Energy, Inc.* (Energy Equipment & Services)	518	6,610
Liberty Latin America, Ltd.*—Class A (Media)	141	1,100
Liberty Latin America, Ltd.*—Class C (Media)	555	4,323
Liberty Media Corp-Liberty Braves*—Class A (Entertainment)	36	905
Liberty Media Corp-Liberty Braves*—Class C (Entertainment)	137	3,288
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	480	3,302
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	153	1,971
LifeStance Health Group, Inc.* (Health Care Providers & Services)	262	1,457
Lifetime Brands, Inc. (Household Durables)	46	508
Ligand Pharmaceuticals, Inc.* (Biotechnology)	55	4,907
Lightning eMotors, Inc.* (Machinery)	142	393
Lightwave Logic, Inc.*(a) (Electronic Equipment, Instruments & Components)	406	2,655
Limelight Networks, Inc.* (IT Services)	499	1,153
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	117	948
Lindsay Corp. (Machinery)	40	5,313
Lions Gate Entertainment Corp.*—Class A (Entertainment)	212	1,974
Lions Gate Entertainment Corp.*—Class B (Entertainment)	424	3,744
Liquidia Corp.* (Pharmaceuticals)	173	754
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	90	1,210
LivaNova PLC* (Health Care Equipment & Supplies)	195	12,182
Live Oak Bancshares, Inc. (Banks)	119	4,033
Livent Corp.* (Chemicals)	589	13,364
LivePerson, Inc.* (Software)	255	3,606
LiveRamp Holdings, Inc.* (IT Services)	244	6,298
LiveVox Holdings, Inc.* (Software)	81	134
LL Flooring Holdings, Inc.* (Specialty Retail)	106	993
Local Bounti Corp.* (Food Products)	68	216
Lordstown Motors Corp.*—Class A (Automobiles)	580	916
Loyalty Ventures, Inc.* (Media)	73	261
LSB Industries, Inc.* (Chemicals)	115	1,594
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	141	5,413
Lulu's Fashion Lounge Holdings, Inc.* (Internet & Direct Marketing Retail)	21	228
Luminar Technologies, Inc.* (Auto Components)	867	5,141
Luther Burbank Corp. (Thrifts & Mortgage Finance)	54	705
Luxfer Holdings PLC (Machinery)	101	1,527
LXP Industrial Trust (Equity Real Estate Investment Trusts)	1,027	11,030
Lyell Immunopharma, Inc.* (Biotechnology)	628	4,095
M.D.C Holdings, Inc. (Household Durables)	208	6,720
M/I Homes, Inc.* (Household Durables)	100	3,966
Macatawa Bank Corp. (Banks)	95	840
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	184	8,482
MacroGenics, Inc.* (Biotechnology)	219	646
Madison Square Garden Entertainment Corp.* (Entertainment)	93	4,894
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	46	3,293
Magnite, Inc.* (Media)	475	4,218
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	606	12,720
Malibu Boats, Inc.* (Leisure Products)	75	3,953
Manning & Napier, Inc. (Capital Markets)	58	723
MannKind Corp.* (Biotechnology)	904	3,444
ManTech International Corp.—Class A (Professional Services)	109	10,404
Marathon Digital Holdings, Inc.*(a) (IT Services)	367	1,960
Marcus & Millichap, Inc. (Real Estate Management & Development)	90	3,329
Marine Products Corp. (Leisure Products)	30	285
MarineMax, Inc.* (Specialty Retail)	77	2,781
MarketWise, Inc.* (Capital Markets)	62	223
Markforged Holding Corp.* (Machinery)	400	740
Marqeta, Inc.*—Class A (IT Services)	1,577	12,788
Marten Transport, Ltd. (Road & Rail)	214	3,599
Masonite International Corp.* (Building Products)	82	6,300
MasterCraft Boat Holdings, Inc.* (Leisure Products)	66	1,389
Matador Resources Co. (Oil, Gas & Consumable Fuels)	409	19,056
Materion Corp. (Metals & Mining)	74	5,456
Matson, Inc. (Marine)	146	10,640
Matterport, Inc.* (Software)	795	2,910
Matthews International Corp.—Class A (Commercial Services & Supplies)	111	3,182
Maxar Technologies, Inc. (Aerospace & Defense)	264	6,888
MaxCyte, Inc.* (Biotechnology)	316	1,495
MAXIMUS, Inc. (IT Services)	223	13,939
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	261	8,869
MBIA, Inc.* (Insurance)	174	2,149
McGrath RentCorp (Commercial Services & Supplies)	88	6,688
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	86	847
Medifast, Inc. (Personal Products)	41	7,401

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 321

Common Stocks, continued

	Shares	Value
MEDNAX, Inc.* (Health Care Providers & Services)	312	$6,555
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	100	14,968
MeiraGTx Holdings PLC* (Biotechnology)	110	833
Mercantile Bank Corp. (Banks)	56	1,789
Merchants Bancorp (Thrifts & Mortgage Finance)	57	1,292
Mercury General Corp. (Insurance)	97	4,297
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	156	4,746
MeridianLink, Inc.* (Software)	83	1,386
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	203	11,017
Meritage Homes Corp.* (Household Durables)	132	9,570
Meritor, Inc.* (Machinery)	255	9,264
Mersana Therapeutics, Inc.* (Biotechnology)	318	1,469
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	18	3,671
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	105	4,060
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	132	4,889
Metrocity Bankshares, Inc. (Banks)	68	1,381
Metropolitan Bank Holding Corp.* (Banks)	37	2,569
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	373	4,010
MGE Energy, Inc. (Electric Utilities)	132	10,274
MGP Ingredients, Inc. (Beverages)	51	5,105
MicroStrategy, Inc.* (Software)	34	5,586
Microvast Holdings, Inc.* (Machinery)	619	1,374
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	601	2,308
Mid Penn Bancorp, Inc. (Banks)	52	1,402
Middlesex Water Co. (Water Utilities)	63	5,524
Midland States Bancorp, Inc. (Banks)	77	1,851
MidWestOne Financial Group, Inc. (Banks)	51	1,516
Miller Industries, Inc. (Machinery)	40	907
MillerKnoll, Inc. (Commercial Services & Supplies)	276	7,251
MiMedx Group, Inc.* (Biotechnology)	410	1,423
Minerals Technologies, Inc. (Chemicals)	119	7,299
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	497	2,863
Mirum Pharmaceuticals, Inc.* (Biotechnology)	58	1,129
Mission Produce, Inc.* (Food Products)	146	2,081
Mitek System, Inc.* (Software)	153	1,414
Model N, Inc.* (Software)	131	3,351
Modine Manufacturing Co.* (Auto Components)	181	1,906
ModivCare, Inc.* (Health Care Providers & Services)	46	3,887
Moelis & Co. (Capital Markets)	234	9,208
Momentive Global, Inc.* (Software)	481	4,233
Momentus, Inc.* (Aerospace & Defense)	198	428
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	48	2,816
MoneyGram International, Inc.* (IT Services)	341	3,410
Moneylion, Inc.* (IT Services)	525	693
Monro, Inc. (Specialty Retail)	121	5,188
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	234	2,352
Monte Rosa Therapeutics, Inc.* (Biotechnology)	104	1,006
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	100	3,376
Moog, Inc.—Class A (Aerospace & Defense)	104	8,257
Morphic Holding, Inc.* (Biotechnology)	93	2,018
Motorcar Parts of America, Inc.* (Auto Components)	68	892
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	57	1,763
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	264	9,699
MRC Global, Inc.* (Trading Companies & Distributors)	302	3,008
Mueller Industries, Inc. (Machinery)	203	10,818
Mueller Water Products, Inc.—Class A (Machinery)	566	6,639
Mullen Automotive, Inc.* (Software)	55	56
Multiplan Corp.* (Health Care Technology)	1,372	7,532
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	535	16,152
Murphy USA, Inc. (Specialty Retail)	81	18,861
MVB Financial Corp. (Banks)	37	1,151
Myers Industries, Inc. (Containers & Packaging)	132	3,000
MYR Group, Inc.* (Construction & Engineering)	61	5,376
Myriad Genetics, Inc.* (Biotechnology)	289	5,251
N-Able, Inc.* (Software)	248	2,232
Nabors Industries, Ltd.* (Energy Equipment & Services)	33	4,419
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	15	569
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	169	2,146
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	153	1,729
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	107	2,203
National Bank Holdings Corp. (Banks)	106	4,057
National Beverage Corp. (Beverages)	86	4,209
National Energy Services Reunited Corp.* (Energy Equipment & Services)	139	942
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	160	9,698
National Healthcare Corp. (Health Care Providers & Services)	46	3,215
National Presto Industries, Inc. (Aerospace & Defense)	19	1,247
National Research Corp. (Health Care Providers & Services)	52	1,991
National Vision Holdings, Inc.* (Specialty Retail)	295	8,113
National Western Life Group, Inc.—Class A (Insurance)	8	1,622
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	34	542
Nature's Sunshine Products, Inc.* (Personal Products)	49	523

See accompanying notes to financial statements.

322 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Natus Medical, Inc.* (Health Care Equipment & Supplies)	125	$4,096
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	173	465
Navient Corp. (Consumer Finance)	422	5,904
NBT Bancorp, Inc. (Banks)	152	5,714
Neenah, Inc. (Paper & Forest Products)	61	2,083
Nektar Therapeutics* (Pharmaceuticals)	659	2,504
Nelnet, Inc.—Class A (Consumer Finance)	54	4,604
NEOGAMES SA* (Hotels, Restaurants & Leisure)	48	644
Neogen Corp.* (Health Care Equipment & Supplies)	393	9,467
NeoGenomics, Inc.* (Life Sciences Tools & Services)	451	3,676
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	191	3,004
NerdWallet, Inc.*—Class A (Interactive Media & Services)	93	737
Nerdy, Inc.* (Diversified Consumer Services)	197	420
NETGEAR, Inc.* (Communications Equipment)	103	1,908
NetScout Systems, Inc.* (Communications Equipment)	256	8,665
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	175	3,302
Nevro Corp.* (Health Care Equipment & Supplies)	127	5,566
New Jersey Resources Corp. (Gas Utilities)	350	15,586
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,381	3,812
Newmark Group, Inc. (Real Estate Management & Development)	537	5,193
Newpark Resources, Inc.* (Energy Equipment & Services)	308	952
Nexpoint Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	28	568
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	82	5,126
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	112	497
NextGen Healthcare, Inc.* (Health Care Technology)	202	3,523
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	639	6,077
NextNav, Inc.* (Software)	177	402
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	142	1,820
NI Holdings, Inc.* (Insurance)	31	509
Nicolet Bankshares, Inc.* (Banks)	45	3,255
Nikola Corp.*(a) (Machinery)	1,060	5,046
Nkarta, Inc.* (Biotechnology)	118	1,454
NL Industries, Inc. (Commercial Services & Supplies)	30	296
nLight, Inc.* (Electronic Equipment, Instruments & Components)	159	1,625
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	307	5,112
Noble Corp.* (Energy Equipment & Services)	137	3,473
Noodles & Co.* (Hotels, Restaurants & Leisure)	149	700
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	691	1,472
Northeast Bank (Banks)	24	877
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	238	6,012
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	159	2,072
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	441	5,645
Northwest Natural Holding Co. (Gas Utilities)	124	6,584
Northwest Pipe Co.* (Construction & Engineering)	35	1,048
NorthWestern Corp. (Multi-Utilities)	197	11,609
Novagold Resources, Inc.* (Metals & Mining)	869	4,180
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	129	15,644
NOW, Inc.* (Trading Companies & Distributors)	401	3,922
Nu Skin Enterprises, Inc.—Class A (Personal Products)	181	7,837
Nurix Therapeutics, Inc.* (Biotechnology)	161	2,040
NuScale Power Corp.* (Electrical Equipment)	62	619
Nutex Health, Inc.* (Health Care Technology)	141	455
Nuvalent, Inc.*—Class A (Biotechnology)	61	827
NuVasive, Inc.* (Health Care Equipment & Supplies)	190	9,340
Nuvation Bio, Inc.* (Pharmaceuticals)	423	1,371
NV5 Global, Inc.* (Construction & Engineering)	49	5,720
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	154	18,734
Oceaneering International, Inc.* (Energy Equipment & Services)	363	3,877
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	211	4,036
Ocugen, Inc.*(a) (Biotechnology)	777	1,764
Ocular Therapeutix, Inc.* (Pharmaceuticals)	280	1,126
Offerpad Solutions, Inc.* (Real Estate Management & Development)	248	541
Office Properties Income Trust (Equity Real Estate Investment Trusts)	174	3,471
OFG Bancorp (Banks)	173	4,394
O-I Glass, Inc.* (Containers & Packaging)	565	7,911
Oil States International, Inc.* (Energy Equipment & Services)	221	1,198
Old National Bancorp (Banks)	1,065	15,751
Old Second Bancorp, Inc. (Banks)	154	2,061
Olo, Inc.*—Class A (Software)	327	3,227
Olympic Steel, Inc. (Metals & Mining)	35	901
Omega Flex, Inc. (Machinery)	12	1,291
Omnicell, Inc.* (Health Care Technology)	159	18,086
ON24, Inc.* (Software)	151	1,433
Ondas Holdings, Inc.* (Communications Equipment)	124	668
ONE Gas, Inc. (Gas Utilities)	195	15,833
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	59	1,533
OneSpan, Inc.* (Software)	145	1,726
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	241	1,728
Onewater Marine, Inc.* (Specialty Retail)	40	1,322
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	180	12,553

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 323

Common Stocks, continued

	Shares	Value
Ooma, Inc.* (Diversified Telecommunication Services)	83	$983
Open Lending Corp.*—Class A (Capital Markets)	383	3,918
OPKO Health, Inc.* (Biotechnology)	1,466	3,709
Oportun Financial Corp.* (Consumer Finance)	101	835
Oppenheimer Holdings, Inc.—Class A (Capital Markets)	32	1,057
OppFi, Inc.* (Consumer Finance)	49	161
OptimizeRx Corp.* (Health Care Technology)	64	1,753
Option Care Health, Inc.* (Health Care Providers & Services)	522	14,506
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	265	718
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	646	1,841
Organogenesis Holdings, Inc.* (Biotechnology)	254	1,240
Origin Bancorp, Inc. (Banks)	82	3,182
Origin Materials, Inc.* (Chemicals)	386	1,976
Orion Engineered Carbons SA (Chemicals)	220	3,417
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts)	207	2,269
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	165	12,928
Orrstown Financial Services, Inc. (Banks)	39	943
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	70	1,648
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	52	2,244
Oscar Health, Inc.*—Class A (Insurance)	429	1,823
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	59	5,041
Otter Tail Corp. (Electric Utilities)	149	10,002
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	496	804
Outbrain, Inc.* (Interactive Media & Services)	145	729
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	532	9,017
Outlook Therapeutics, Inc.* (Biotechnology)	430	439
Outset Medical, Inc.* (Health Care Equipment & Supplies)	174	2,586
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	155	3,877
Owens & Minor, Inc. (Health Care Providers & Services)	268	8,429
Owlet, Inc.* (Health Care Equipment & Supplies)	60	102
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	56	4,969
P3 Health Partners, Inc.* (Health Care Providers & Services)	92	342
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	820	3,624
Pacific Premier Bancorp, Inc. (Banks)	341	9,971
Pacira BioSciences, Inc.* (Pharmaceuticals)	163	9,502
Pactiv Evergreen, Inc. (Containers & Packaging)	157	1,564
PagerDuty, Inc.* (Software)	309	7,657
Palomar Holdings, Inc.* (Insurance)	88	5,667
PAM Transportation Services, Inc.* (Road & Rail)	24	657
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	120	10,021
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	178	2,775
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	96	3,599
Paragon 28, Inc.* (Health Care Equipment & Supplies)	167	2,650
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	678	4,902
Pardes Biosciences, Inc.* (Biotechnology)	103	316
Park Aerospace Corp. (Aerospace & Defense)	71	906
Park National Corp. (Banks)	52	6,305
Parke Bancorp, Inc. (Banks)	37	776
Parsons Corp.* (Aerospace & Defense)	122	4,931
Party City Holdco, Inc.* (Specialty Retail)	396	523
Patrick Industries, Inc. (Auto Components)	80	4,147
Patterson Cos., Inc. (Health Care Providers & Services)	317	9,605
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	779	12,277
Paya Holdings, Inc.* (IT Services)	318	2,089
Payoneer Global, Inc.* (IT Services)	786	3,081
Paysafe, Ltd.* (IT Services)	1,228	2,395
PBF Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	352	10,215
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	41	1,806
PCB Bancorp (Banks)	42	785
PCSB Financial Corp. (Thrifts & Mortgage Finance)	45	859
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	110	2,366
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	428	9,129
Peapack Gladstone Financial Corp. (Banks)	63	1,871
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	472	7,821
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	108	4,721
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	334	4,619
Peoples Bancorp, Inc. (Banks)	101	2,687
Peoples Financial Services Corp. (Banks)	25	1,396
PepGen, Inc.* (Biotechnology)	30	298
Perdoceo Education Corp.* (Diversified Consumer Services)	248	2,921
Perella Weinberg Partners (Capital Markets)	169	985
Perficient, Inc.* (IT Services)	124	11,370
Perimeter Solutions SA* (Chemicals)	442	4,791
Petiq, Inc.* (Health Care Providers & Services)	99	1,662
PetMed Express, Inc. (Internet & Direct Marketing Retail)	73	1,453
PFSweb, Inc.* (IT Services)	60	706
PGT Innovations, Inc.* (Building Products)	214	3,561
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	84	709
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	74	1,416
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts)	415	13,865
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	218	4,247

See accompanying notes to financial statements.

324 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares		Value
Phreesia, Inc.* (Health Care Technology)	178		$4,452
Physicians Realty Trust (Equity Real Estate Investment Trusts)	817		14,257
Piedmont Lithium, Inc.* (Metals & Mining)	63		2,294
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	446		5,852
Ping Identity Holding Corp.* (Software)	281		5,097
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	42		412
Piper Sandler Cos. (Capital Markets)	63		7,142
Pitney Bowes, Inc. (Commercial Services & Supplies)	629		2,277
PJT Partners, Inc.—Class A (Capital Markets)	87		6,114
Planet Labs PBC* (Professional Services)	565		2,446
Plantronics, Inc.* (Communications Equipment)	154		6,111
Playstudios, Inc.* (Entertainment)	288		1,233
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	113		723
Plexus Corp.* (Electronic Equipment, Instruments & Components)	100		7,850
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	137		2,403
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	134		1,910
PNM Resources, Inc. (Electric Utilities)	310		14,812
Point BioPharma Global, Inc.* (Biotechnology)	269		1,832
PolyMet Mining Corp.* (Metals & Mining)	106		292
Porch Group, Inc.* (Internet & Direct Marketing Retail)	293		750
Portillo's, Inc.*(a)—Class A (Hotels, Restaurants & Leisure)	72		1,177
Portland General Electric Co. (Electric Utilities)	325		15,707
Poshmark, Inc.*—Class A (Internet & Direct Marketing Retail)	167		1,688
Postal Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	64		954
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	248		10,959
Powell Industries, Inc. (Electrical Equipment)	33		771
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	210		15,752
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	166		2,000
PRA Group, Inc.* (Consumer Finance)	144		5,236
Praxis Precision Medicines, Inc.* (Biotechnology)	137		336
Precigen, Inc.* (Biotechnology)	367		492
Preferred Bank (Banks)	50		3,401
Preformed Line Products Co. (Electrical Equipment)	9		554
Premier Financial Corp. (Thrifts & Mortgage Finance)	129		3,270
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	183		10,759
PriceSmart, Inc. (Food & Staples Retailing)	89		6,375
Primis Financial Corp. (Banks)	80		1,090
Primo Water Corp. (Beverages)	572		7,653
Primoris Services Corp. (Construction & Engineering)	193		4,200
Priority Technology Holdings, Inc.* (IT Services)	65		215
Privia Health Group, Inc.* (Health Care Providers & Services)	157		4,572
ProAssurance Corp. (Insurance)	196		4,631
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	93		3,040
Professional Holding Corp.*—Class A (Banks)	47		942
PROG Holdings, Inc.* (Consumer Finance)	197		3,251
Progress Software Corp. (Software)	159		7,203
Progyny, Inc.* (Health Care Providers & Services)	272		7,902
Prometheus Biosciences, Inc.* (Biotechnology)	106		2,992
ProPetro Holding Corp.* (Energy Equipment & Services)	317		3,170
PROS Holdings, Inc.* (Software)	149		3,908
Protagonist Therapeutics, Inc.* (Biotechnology)	167		1,321
Proterra, Inc.* (Machinery)	803		3,726
Prothena Corp. PLC* (Biotechnology)	129		3,502
Proto Labs, Inc.* (Machinery)	100		4,784
Provention Bio, Inc.* (Pharmaceuticals)	203		812
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	52		816
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	271		6,032
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	73		13,662
PTC Therapeutics, Inc.* (Biotechnology)	255		10,215
PubMatic, Inc.*—Class A (Media)	152		2,415
Pulmonx Corp.* (Health Care Equipment & Supplies)	124		1,825
Pure Cycle Corp.* (Water Utilities)	71		748
PureCycle Technologies, Inc.* (Chemicals)	386		2,864
Purple Innovation, Inc.* (Household Durables)	199		609
Pzena Investment Management, Inc.—Class A (Capital Markets)	61		402
Q2 Holdings, Inc.* (Software)	203		7,830
QCR Holdings, Inc. (Banks)	60		3,239
Quad/Graphics, Inc.* (Commercial Services & Supplies)	126		347
Quaker Chemical Corp. (Chemicals)	49		7,326
Qualys, Inc.* (Software)	142		17,911
Quanex Building Products Corp. (Building Products)	120		2,730
Quanterix Corp.* (Life Sciences Tools & Services)	123		1,991
Quantum-Si, Inc.* (Life Sciences Tools & Services)	332		770
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	—	(b)	36
QuinStreet, Inc.* (Interactive Media & Services)	188		1,891
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	325		965
Qurate Retail, Inc.—Class A (Internet & Direct Marketing Retail)	1,272		3,651
R1 RCM, Inc.* (Health Care Providers & Services)	491		10,291
Rackspace Technology, Inc.* (IT Services)	209		1,499
Radian Group, Inc. (Thrifts & Mortgage Finance)	629		12,359

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 325

Common Stocks, continued

	Shares	Value
Radiant Logistics, Inc.* (Air Freight & Logistics)	138	$1,024
Radius Global Infrastructure, Inc.*—Class A (Diversified Telecommunication Services)	271	4,135
Radius Health, Inc.* (Biotechnology)	170	1,763
RadNet, Inc.* (Health Care Providers & Services)	178	3,076
Rallybio Corp.* (Biotechnology)	58	438
Ramaco Resources, Inc. (Metals & Mining)	81	1,065
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	398	8,553
Ranger Oil Corp.* (Oil, Gas & Consumable Fuels)	77	2,531
Ranpak Holdings Corp.* (Containers & Packaging)	158	1,106
Rapid7, Inc.* (Software)	211	14,095
RAPT Therapeutics, Inc.* (Biotechnology)	94	1,716
Rayonier Advanced Materials, Inc.* (Chemicals)	224	587
RBB Bancorp (Banks)	54	1,116
RBC Bearings, Inc.* (Machinery)	104	19,234
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	32	1,548
RE/MAX Holdings, Inc. (Real Estate Management & Development)	68	1,667
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	269	3,206
Realogy Holdings Corp.* (Real Estate Management & Development)	421	4,138
Reata Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	100	3,039
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	491	3,997
Red River Bancshares, Inc. (Banks)	16	865
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	194	6,472
Red Violet, Inc.* (Professional Services)	34	647
Redbox Entertainment, Inc.* (Entertainment)	24	178
Redfin Corp.* (Real Estate Management & Development)	381	3,139
Redwire Corp.* (Aerospace & Defense)	70	213
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	437	3,369
REGENXBIO, Inc.* (Biotechnology)	146	3,606
Regional Management Corp. (Consumer Finance)	28	1,046
Relay Therapeutics, Inc.* (Biotechnology)	278	4,657
Relmada Therapeutics, Inc.* (Pharmaceuticals)	99	1,880
Remitly Global, Inc.* (IT Services)	305	2,336
Renasant Corp. (Banks)	199	5,733
Rent the Runway, Inc.*—Class A (Internet & Direct Marketing Retail)	170	522
Rent-A-Center, Inc. (Specialty Retail)	193	3,754
Repay Holdings Corp.* (IT Services)	318	4,086
Replimune Group, Inc.* (Biotechnology)	110	1,923
Republic Bancorp, Inc.—Class A (Banks)	32	1,544
Republic First Bancorp, Inc.* (Banks)	176	671
Reservoir Media, Inc.* (Entertainment)	74	482
Resideo Technologies, Inc.* (Building Products)	525	10,196
Resolute Forest Products, Inc.* (Paper & Forest Products)	167	2,131
Resources Connection, Inc. (Professional Services)	115	2,343
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	438	6,912
REV Group, Inc. (Machinery)	126	1,370
Revance Therapeutics, Inc.* (Pharmaceuticals)	255	3,524
REVOLUTION Medicines, Inc.* (Biotechnology)	229	4,463
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	148	3,835
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	19	1,611
Ribbon Communications, Inc.* (Communications Equipment)	263	800
Rigel Pharmaceuticals, Inc.* (Biotechnology)	627	709
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	116	426
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	38	919
Rimini Street, Inc.* (Software)	177	1,064
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	314	835
Riot Blockchain, Inc.* (Software)	425	1,781
Rite Aid Corp.* (Food & Staples Retailing)	198	1,335
RLI Corp. (Insurance)	142	16,556
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	597	6,585
Rocket Lab USA, Inc.* (Aerospace & Defense)	774	2,933
Rocket Pharmaceuticals, Inc.* (Biotechnology)	159	2,188
Rockley Photonics Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	370	807
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	25	855
Rogers Corp.* (Electronic Equipment, Instruments & Components)	68	17,821
Root, Inc.*—Class A (Insurance)	507	603
Rover Group, Inc.* (Diversified Consumer Services)	337	1,267
RPC, Inc.* (Energy Equipment & Services)	270	1,866
RPT Realty (Equity Real Estate Investment Trusts)	303	2,978
RumbleON, Inc.*—Class B (Internet & Direct Marketing Retail)	38	559
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	154	7,423
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	25	1,240
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	221	1,032
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	119	1,935
RxSight, Inc.* (Health Care Equipment & Supplies)	75	1,056
Ryerson Holding Corp. (Metals & Mining)	60	1,277
Ryman Hospitality Properties, Inc.*—Class I (Equity Real Estate Investment Trusts)	195	14,826
S&T Bancorp, Inc. (Banks)	142	3,895

See accompanying notes to financial statements.

326 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	838	$11,707
Sabre Corp.* (IT Services)	1,184	6,903
Safe Bulkers, Inc. (Marine)	266	1,016
Safehold, Inc. (Equity Real Estate Investment Trusts)	79	2,794
Safety Insurance Group, Inc. (Insurance)	52	5,049
Sage Therapeutics, Inc.* (Biotechnology)	189	6,105
Saia, Inc.* (Road & Rail)	96	18,048
Sailpoint Technologies Holding, Inc.* (Software)	338	21,185
Sally Beauty Holdings, Inc.* (Specialty Retail)	389	4,637
Sana Biotechnology, Inc.* (Biotechnology)	323	2,077
Sanderson Farms, Inc. (Food Products)	78	16,811
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	115	1,802
Sandy Spring Bancorp, Inc. (Banks)	161	6,290
Sangamo Therapeutics, Inc.* (Biotechnology)	435	1,801
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	218	8,879
Sapiens International Corp. N.V. (Software)	112	2,709
Sarcos Technology and Robotics Corp.* (Machinery)	276	734
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	43	2,026
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	93	2,896
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	94	3,087
Scholastic Corp. (Media)	100	3,597
Schrodinger, Inc.* (Health Care Technology)	196	5,176
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	115	2,889
Science 37 Holdings, Inc.* (Life Sciences Tools & Services)	226	454
Scientific Games Corp. A* (Hotels, Restaurants & Leisure)	355	16,680
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	180	6,212
Sculptor Capital Management, Inc. (Capital Markets)	95	793
Seacoast Banking Corp. of Florida (Banks)	220	7,269
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	129	729
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	164	7,246
SecureWorks Corp.*—Class A (Software)	36	391
Seer, Inc.* (Life Sciences Tools & Services)	188	1,683
Select Energy Services, Inc.* (Energy Equipment & Services)	259	1,766
Select Medical Holdings Corp. (Health Care Providers & Services)	392	9,259
Selective Insurance Group, Inc. (Insurance)	217	18,866
Selectquote, Inc.* (Insurance)	486	1,205
Sema4 Holdings Corp.* (Health Care Technology)	574	723
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	230	12,643
Seneca Foods Corp.*—Class A (Food Products)	21	1,166
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	1,663	1,713
Sensient Technologies Corp. (Chemicals)	152	12,245
Seres Therapeutics, Inc.* (Biotechnology)	256	878
Seritage Growth Properties*—Class A (Equity Real Estate Investment Trusts)	160	834
Service Properties Trust (Equity Real Estate Investment Trusts)	597	3,122
ServisFirst Bancshares, Inc. (Banks)	182	14,363
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	417	3,957
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	136	5,369
Sharecare, Inc.* (Health Care Technology)	223	352
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	176	3,907
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	406	6,691
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	129	24,661
Shoe Carnival, Inc. (Specialty Retail)	64	1,383
Shore Bancshares, Inc. (Banks)	65	1,203
ShotSpotter, Inc.* (Software)	32	861
Shutterstock, Inc. (Internet & Direct Marketing Retail)	88	5,044
SI-BONE, Inc.* (Health Care Equipment & Supplies)	122	1,610
Sierra Bancorp (Banks)	50	1,087
SIGA Technologies, Inc. (Pharmaceuticals)	171	1,980
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	78	701
Signet Jewelers, Ltd. (Specialty Retail)	169	9,035
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	132	18,510
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	125	4,549
Silverbow Resources, Inc.* (Oil, Gas & Consumable Fuels)	43	1,219
Silvercrest Asset Management Group, Inc.— Class A (Capital Markets)	36	591
Silvergate Capital Corp.*—Class A (Banks)	114	6,102
Simmons First National Corp.—Class A (Banks)	454	9,652
Simpson Manufacturing Co., Inc. (Building Products)	157	15,795
Simulations Plus, Inc. (Health Care Technology)	57	2,812
Sinclair Broadcast Group, Inc.—Class A (Media)	151	3,080
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	202	772
SiriusPoint, Ltd.* (Insurance)	335	1,816
SITE Centers Corp. (Equity Real Estate Investment Trusts)	707	9,523
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	58	9,456
Sitio Royalties Corp. (Oil, Gas & Consumable Fuels)	43	991
SJW Corp. (Water Utilities)	98	6,116
Skillsoft Corp.* (Professional Services)	295	1,038
Skillz, Inc.* (Entertainment)	1,110	1,376
Skyline Champion Corp.* (Household Durables)	194	9,199

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 327

Common Stocks, continued

	Shares	Value
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	39	$235
SkyWest, Inc.* (Airlines)	181	3,846
Sleep Number Corp.* (Specialty Retail)	78	2,414
SM Energy Co. (Oil, Gas & Consumable Fuels)	440	15,044
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	178	2,914
SmartFinancial, Inc. (Banks)	56	1,353
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	432	1,953
Smith & Wesson Brands, Inc. (Leisure Products)	165	2,166
Snap One Holdings Corp.* (Household Durables)	65	596
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	115	1,251
SolarWinds Corp. (IT Services)	175	1,794
Solid Power, Inc.* (Auto Components)	206	1,108
Solo Brands, Inc.*—Class A (Leisure Products)	80	325
Somalogic, Inc.* (Life Sciences Tools & Services)	543	2,454
Sonder Holdings, Inc.* (Hotels, Restaurants & Leisure)	159	165
Sonic Automotive, Inc.—Class A (Specialty Retail)	73	2,674
Sonos, Inc.* (Household Durables)	463	8,353
Sorrento Therapeutics, Inc.* (Biotechnology)	1,381	2,776
South Jersey Industries, Inc. (Gas Utilities)	446	15,226
South Plains Financial, Inc. (Banks)	37	893
Southern First Bancshares, Inc.* (Banks)	28	1,221
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	29	1,313
Southside Bancshares, Inc. (Banks)	111	4,154
SouthState Corp. (Banks)	272	20,984
Southwest Gas Holdings, Inc. (Gas Utilities)	240	20,900
Sovos Brands, Inc.* (Food Products)	103	1,635
SP Plus Corp.* (Commercial Services & Supplies)	84	2,580
SpartanNash Co. (Food & Staples Retailing)	130	3,922
Spire Global, Inc.* (Technology Hardware, Storage & Peripherals)	454	527
Spire, Inc. (Gas Utilities)	185	13,758
Spirit Airlines, Inc.* (Airlines)	396	9,441
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	158	1,515
SpringWorks Therapeutics, Inc.* (Biotechnology)	126	3,102
Sprout Social, Inc.*—Class A (Software)	167	9,698
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	399	10,104
SPS Commerce, Inc.* (Software)	132	14,923
SPX Corp.* (Machinery)	161	8,507
Squarespace, Inc.*—Class A (IT Services)	114	2,385
STAAR Surgical Co.* (Health Care Equipment & Supplies)	174	12,342
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	655	20,225
Stagwell, Inc.* (Media)	284	1,542
Standard Motor Products, Inc. (Auto Components)	75	3,374
Standex International Corp. (Machinery)	43	3,646
Starry Group Holdings, Inc.*—Class A (Diversified Telecommunication Services)	86	354
Steelcase, Inc.—Class A (Commercial Services & Supplies)	313	3,358
Stem, Inc.* (Electrical Equipment)	523	3,745
Stepan Co. (Chemicals)	78	7,905
StepStone Group, Inc.—Class A (Capital Markets)	191	4,972
Sterling Bancorp, Inc.* (Thrifts & Mortgage Finance)	62	353
Sterling Check Corp.* (Professional Services)	86	1,403
Sterling Construction Co., Inc.* (Construction & Engineering)	106	2,324
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	287	9,244
Stewart Information Services Corp. (Insurance)	97	4,826
Stitch Fix, Inc.*—Class A (Internet & Direct Marketing Retail)	295	1,457
Stock Yards Bancorp, Inc. (Banks)	104	6,221
Stoke Therapeutics, Inc.* (Biotechnology)	82	1,083
StoneCo, Ltd.*—Class A (IT Services)	1,007	7,754
StoneMor, Inc.* (Diversified Consumer Services)	99	339
Stoneridge, Inc.* (Auto Components)	96	1,646
StoneX Group, Inc.* (Capital Markets)	62	4,840
Strategic Education, Inc. (Diversified Consumer Services)	84	5,929
Stratus Properties, Inc.* (Real Estate Management & Development)	21	677
Stride, Inc.* (Diversified Consumer Services)	147	5,996
Sturm Ruger & Co., Inc. (Leisure Products)	63	4,010
Summit Financial Group, Inc. (Banks)	40	1,111
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	380	2,763
Summit Materials, Inc.*—Class A (Construction Materials)	431	10,038
Sumo Logic, Inc.* (Software)	310	2,322
Sun Country Airlines Holdings, Inc.* (Airlines)	120	2,201
SunCoke Energy, Inc. (Metals & Mining)	303	2,063
Sunlight Financial Holdings, Inc.* (Consumer Finance)	88	260
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	361	6,653
SunOpta, Inc.* (Food Products)	355	2,762
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	297	4,696
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	781	7,748
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	165	6,657
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	42	746
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	178	5,148
Surgery Partners, Inc.* (Health Care Providers & Services)	144	4,164
Surmodics, Inc.* (Health Care Equipment & Supplies)	49	1,824
Sutro BioPharma, Inc.* (Biotechnology)	160	834

See accompanying notes to financial statements.

328 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	49	$571
SWK Holdings Corp.* (Diversified Financial Services)	13	227
Sylvamo Corp. (Paper & Forest Products)	129	4,215
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	144	16,999
Syndax Pharmaceuticals, Inc.* (Biotechnology)	188	3,617
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	70	511
Talaris Therapeutics, Inc.* (Biotechnology)	81	365
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	240	3,713
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	368	5,233
Tango Therapeutics, Inc.* (Biotechnology)	169	766
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	111	634
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	66	964
Tattooed Chef, Inc.*(a) (Food Products)	178	1,121
Taylor Morrison Home Corp.* (Household Durables)	420	9,810
TechTarget, Inc.* (Media)	100	6,572
Teekay Corp.* (Oil, Gas & Consumable Fuels)	253	729
Teekay Tankers, Ltd.*—Class A (Oil, Gas & Consumable Fuels)	83	1,463
TEGNA, Inc. (Media)	810	16,987
Tejon Ranch Co.* (Real Estate Management & Development)	75	1,164
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	366	5,779
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,853	5,522
Telos Corp.* (Software)	196	1,584
Tenable Holdings, Inc.* (Software)	399	18,118
Tenaya Therapeutics, Inc.* (Biotechnology)	101	569
Tennant Co. (Machinery)	67	3,970
Tenneco, Inc.* (Auto Components)	300	5,148
Tenon Medical, Inc.* (Health Care Equipment & Supplies)	12	27
Terawulf, Inc.* (Software)	78	94
Terex Corp. (Machinery)	248	6,788
Terran Orbital Corp.* (Aerospace & Defense)	87	398
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	270	15,047
TETRA Technologies, Inc.* (Energy Equipment & Services)	452	1,835
Texas Capital Bancshares, Inc.* (Banks)	185	9,738
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	248	18,153
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	169	4,632
TG Therapeutics, Inc.* (Biotechnology)	484	2,057
The Andersons, Inc. (Food & Staples Retailing)	116	3,827
The Arena Group Holdings Inc* (Interactive Media & Services)	41	369
The Bancorp, Inc.* (Banks)	202	3,943
The Bank of NT Butterfield & Son, Ltd. (Banks)	181	5,645
The Beachbody Co. Inc* (Diversified Consumer Services)	380	456
The Beauty Health Co.* (Personal Products)	362	4,655
The Brink's Co. (Commercial Services & Supplies)	169	10,260
The Buckle, Inc. (Specialty Retail)	110	3,046
The Cato Corp.—Class A (Specialty Retail)	67	778
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	181	4,782
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	124	4,822
The Children's Place, Inc.* (Specialty Retail)	48	1,868
The Container Store Group, Inc.* (Specialty Retail)	118	735
The Duckhorn Portfolio, Inc.* (Beverages)	134	2,822
The E.W. Scripps Co.*—Class A (Media)	212	2,644
The Ensign Group, Inc. (Health Care Providers & Services)	196	14,400
The First Bancorp, Inc. (Banks)	35	1,055
The First Bancshares, Inc. (Banks)	71	2,031
The First of Long Island Corp. (Banks)	81	1,420
The GEO Group, Inc.* (Equity Real Estate Investment Trusts)	430	2,838
The Goodyear Tire & Rubber Co.* (Auto Components)	1,019	10,914
The Gorman-Rupp Co. (Machinery)	83	2,349
The Greenbrier Cos., Inc. (Machinery)	116	4,175
The Hackett Group, Inc. (IT Services)	98	1,859
The Hain Celestial Group, Inc.* (Food Products)	273	6,481
The Honest Co., Inc.* (Personal Products)	236	689
The Joint Corp.* (Health Care Providers & Services)	51	781
The Lovesac Co.* (Household Durables)	51	1,403
The Macerich Co. (Equity Real Estate Investment Trusts)	782	6,811
The Manitowoc Co., Inc.* (Machinery)	126	1,327
The Marcus Corp.* (Entertainment)	86	1,270
The Necessity Retail REIT, Inc. (Equity Real Estate Investment Trusts)	485	3,531
The ODP Corp.* (Specialty Retail)	156	4,717
The Oncology Institute Inc* (Health Care Providers & Services)	68	344
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	82	604
The Pennant Group, Inc.* (Health Care Providers & Services)	95	1,217
The RealReal, Inc.* (Internet & Direct Marketing Retail)	309	769
The RMR Group, Inc.—Class A (Real Estate Management & Development)	56	1,588
The Shyft Group, Inc. (Machinery)	125	2,324
The Simply Good Foods Co.* (Food Products)	327	12,351
The St Joe Co. (Real Estate Management & Development)	125	4,945
The Vita Coco Co., Inc.* (Beverages)	101	989
The York Water Co. (Water Utilities)	52	2,102
TherapeuticsMD, Inc.* (Pharmaceuticals)	1	10
Theravance Biopharma, Inc.* (Pharmaceuticals)	234	2,120
Thermon Group Holdings, Inc.* (Electrical Equipment)	120	1,686
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	62	343

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 329

Common Stocks, continued

	Shares	Value
Third Coast Bancshares, Inc.* (Banks)	46	$1,007
Thorne HealthTech, Inc.* (Personal Products)	50	242
Thredup, Inc.*—Class A (Internet & Direct Marketing Retail)	213	533
Thryv Holdings, Inc.* (Media)	92	2,060
Tidewater, Inc.* (Energy Equipment & Services)	138	2,910
Tile Shop Holdings, Inc. (Specialty Retail)	132	405
Tilly's, Inc.—Class A (Specialty Retail)	84	590
TimkenSteel Corp.* (Metals & Mining)	168	3,143
Tiptree, Inc. (Insurance)	86	913
Titan International, Inc.* (Machinery)	186	2,809
Titan Machinery, Inc.* (Trading Companies & Distributors)	74	1,658
Tompkins Financial Corp. (Banks)	51	3,677
Tootsie Roll Industries, Inc. (Food Products)	55	1,944
Torrid Holdings, Inc.* (Specialty Retail)	54	233
TowneBank (Banks)	245	6,652
TPG RE Finance Trust, Inc.—Class T (Mortgage Real Estate Investment Trusts)	250	2,253
TPI Composites, Inc.* (Electrical Equipment)	133	1,663
Traeger, Inc.* (Household Durables)	116	493
Transcat, Inc.* (Trading Companies & Distributors)	26	1,477
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	5	199
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	98	3,082
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	78	297
TravelCenters of America, Inc.* (Specialty Retail)	46	1,586
Travere Therapeutics, Inc.* (Biotechnology)	221	5,355
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	121	1,735
Trean Insurance Group, Inc.* (Insurance)	82	511
Tredegar Corp. (Chemicals)	99	990
TreeHouse Foods, Inc.* (Food Products)	185	7,737
Tri Pointe Homes, Inc.* (Household Durables)	373	6,293
Tricida, Inc.* (Pharmaceuticals)	121	1,171
TriCo Bancshares (Banks)	115	5,249
TriMas Corp. (Containers & Packaging)	154	4,264
TriNet Group, Inc.* (Professional Services)	136	10,556
Trinity Industries, Inc. (Machinery)	303	7,339
Trinseo PLC (Chemicals)	131	5,038
Triton International, Ltd. (Trading Companies & Distributors)	231	12,161
Triumph Bancorp, Inc.* (Banks)	87	5,443
Triumph Group, Inc.* (Aerospace & Defense)	233	3,097
Tronox Holdings PLC—Class A (Chemicals)	425	7,140
TrueBlue, Inc.* (Professional Services)	119	2,130
TrueCar, Inc.* (Interactive Media & Services)	337	873
Trupanion, Inc.* (Insurance)	142	8,557
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	68	2,097
Trustmark Corp. (Banks)	222	6,480
TTEC Holdings, Inc. (IT Services)	68	4,617
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	368	4,600
Tucows, Inc.* (IT Services)	36	1,602
Tupperware Brands Corp.* (Household Durables)	166	1,052
Turning Point Brands, Inc. (Tobacco)	56	1,519
Turning Point Therapeutics, Inc.* (Biotechnology)	166	12,491
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	56	685
TuSimple Holdings, Inc.*—Class A (Road & Rail)	508	3,673
Tutor Perini Corp.* (Construction & Engineering)	153	1,343
Twist Bioscience Corp.* (Biotechnology)	204	7,132
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,255	6,250
Tyra Biosciences, Inc.* (Biotechnology)	48	343
U.S. Cellular Corp.* (Wireless Telecommunication Services)	54	1,564
U.S. Lime & Minerals, Inc. (Construction Materials)	7	739
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	47	5,132
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	269	3,072
Udemy, Inc.* (Diversified Consumer Services)	262	2,675
UFP Industries, Inc. (Building Products)	221	15,058
UFP Technologies, Inc.* (Containers & Packaging)	25	1,989
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	164	4,882
UMB Financial Corp. (Banks)	160	13,776
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	180	3,179
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	51	717
UniFirst Corp. (Commercial Services & Supplies)	54	9,298
Unisys Corp.* (IT Services)	240	2,887
United Bankshares, Inc. (Banks)	481	16,868
United Community Banks, Inc. (Banks)	386	11,653
United Fire Group, Inc. (Insurance)	78	2,670
United Natural Foods, Inc.* (Food & Staples Retailing)	211	8,313
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	862	8,120
Unitil Corp. (Multi-Utilities)	58	3,406
Unity Bancorp, Inc. (Banks)	26	688
Universal Corp. (Tobacco)	88	5,324
Universal Electronics, Inc.* (Household Durables)	44	1,125
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	47	2,501
Universal Insurance Holdings, Inc. (Insurance)	95	1,238
Universal Logistics Holdings, Inc. (Road & Rail)	26	710
Universal Technical Institute, Inc.* (Diversified Consumer Services)	118	841
Univest Financial Corp. (Banks)	106	2,697
Upland Software, Inc.* (Software)	106	1,539
Upwork, Inc.* (Professional Services)	435	8,996
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,015	3,126

See accompanying notes to financial statements.

330 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Urban Edge Properties (Equity Real Estate Investment Trusts)	416	$6,327
Urban One, Inc.* (Media)	30	164
Urban One, Inc.* (Media)	44	188
Urban Outfitters, Inc.* (Specialty Retail)	239	4,460
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	760	806
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	108	1,750
USANA Health Sciences, Inc.* (Personal Products)	41	2,967
USCB Financial Holdings, Inc.* (Banks)	39	450
UserTesting, Inc.* (Software)	172	863
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	13	1,117
Utz Brands, Inc. (Food Products)	239	3,303
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	212	1,471
Vacasa, Inc.*—Class A (Hotels, Restaurants & Leisure)	149	429
Valaris, Ltd.* (Energy Equipment & Services)	221	9,335
Valhi, Inc. (Chemicals)	9	408
Valley National Bancorp (Banks)	1,565	16,292
Value Line, Inc. (Capital Markets)	3	198
Vanda Pharmaceuticals, Inc.* (Biotechnology)	202	2,202
Varex Imaging Corp.* (Health Care Equipment & Supplies)	140	2,995
Varonis Systems, Inc.* (Software)	396	11,611
Vaxart, Inc.* (Biotechnology)	450	1,575
Vaxcyte, Inc.* (Pharmaceuticals)	191	4,156
VBI Vaccines, Inc.* (Biotechnology)	700	566
Vector Group, Ltd. (Tobacco)	522	5,482
Vectrus, Inc.* (Aerospace & Defense)	42	1,405
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	181	3,511
Velo3D, Inc.* (Technology Hardware, Storage & Peripherals)	205	283
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	31	341
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	701	670
Ventyx Biosciences, Inc.* (Pharmaceuticals)	81	991
Vera Therapeutics, Inc.* (Biotechnology)	50	681
Veracyte, Inc.* (Biotechnology)	260	5,174
Vericel Corp.* (Biotechnology)	171	4,306
Verint Systems, Inc.* (Software)	231	9,783
Veris Residential, Inc.* (Equity Real Estate Investment Trusts)	313	4,144
Veritex Holdings, Inc. (Banks)	191	5,589
Veritiv Corp.* (Trading Companies & Distributors)	53	5,753
Veritone, Inc.* (Software)	114	744
Verra Mobility Corp.*—Class C (IT Services)	531	8,342
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	196	2,062
Veru, Inc.* (Personal Products)	236	2,667
Verve Therapeutics, Inc.* (Biotechnology)	134	2,048
Via Renewables, Inc. (Multi-Utilities)	44	337
Viad Corp.* (Commercial Services & Supplies)	74	2,043
Viant Technology, Inc.*—Class A (Software)	51	259
Viavi Solutions, Inc.* (Communications Equipment)	827	10,940
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	198	582
Vicor Corp.* (Electrical Equipment)	80	4,378
Victory Capital Holdings, Inc.—Class A (Capital Markets)	60	1,446
View, Inc.*(a) (Building Products)	406	658
ViewRay, Inc.* (Health Care Equipment & Supplies)	538	1,426
Village Super Market, Inc.—Class A (Food & Staples Retailing)	31	707
Vimeo, Inc.* (Interactive Media & Services)	520	3,130
Vinco Ventures, Inc.*(a) (Leisure Products)	667	920
Vintage Wine Estates, Inc.* (Beverages)	118	927
Vir Biotechnology, Inc.* (Biotechnology)	263	6,699
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	829	4,991
Viridian Therapeutics, Inc.* (Biotechnology)	94	1,088
Virtus Investment Partners, Inc. (Capital Markets)	26	4,447
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	480	8,554
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	45	1,311
Vista Outdoor, Inc.* (Leisure Products)	203	5,664
VistaGen Therapeutics, Inc.* (Biotechnology)	707	622
Visteon Corp.* (Auto Components)	101	10,462
Vital Farms, Inc.* (Food Products)	108	945
Vivid Seats, Inc.—Class A (Internet & Direct Marketing Retail)	90	672
Vivint Smart Home, Inc.* (Diversified Consumer Services)	345	1,201
Vizio Holding Corp.*—Class A (Semiconductors & Semiconductor Equipment)	246	1,678
Volta, Inc.* (Specialty Retail)	444	577
Vonage Holdings Corp.* (Software)	933	17,578
VSE Corp. (Commercial Services & Supplies)	39	1,466
Vuzix Corp.*(a) (Household Durables)	215	1,527
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	344	1,486
Wabash National Corp. (Machinery)	177	2,404
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	111	10,694
Warby Parker, Inc.*—Class A (Specialty Retail)	303	3,412
Warrior Met Coal, Inc. (Metals & Mining)	187	5,724
Washington Federal, Inc. (Thrifts & Mortgage Finance)	235	7,055
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	318	6,777
Washington Trust Bancorp, Inc. (Banks)	63	3,047
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	73	1,245
Watts Water Technologies, Inc.—Class A (Machinery)	99	12,161
WD-40 Co. (Household Products)	50	10,068
Weatherford International PLC* (Energy Equipment & Services)	257	5,441
Weave Communications, Inc.* (Software)	18	55
Weber, Inc.—Class A (Household Durables)	98	707
Weis Markets, Inc. (Food & Staples Retailing)	60	4,472
Wejo Group, Ltd.* (Interactive Media & Services)	83	99

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 331

Common Stocks, continued

	Shares	Value
Welbilt, Inc.* (Machinery)	478	$11,381
Werner Enterprises, Inc. (Road & Rail)	236	9,095
WesBanco, Inc. (Banks)	212	6,723
WESCO International, Inc.* (Trading Companies & Distributors)	1	107
West Bancorp, Inc. (Banks)	59	1,436
Westamerica Bancorp (Banks)	95	5,288
Weyco Group, Inc. (Distributors)	21	513
Wheels Up Experience, Inc.* (Airlines)	578	1,127
Whitestone REIT (Equity Real Estate Investment Trusts)	170	1,828
Whole Earth Brands, Inc.* (Food Products)	148	918
WideOpenWest, Inc.* (Media)	195	3,551
Willdan Group, Inc.* (Professional Services)	42	1,158
Wingstop, Inc. (Hotels, Restaurants & Leisure)	109	8,150
Winmark Corp. (Specialty Retail)	10	1,956
Winnebago Industries, Inc. (Automobiles)	116	5,633
WisdomTree Investments, Inc. (Capital Markets)	495	2,510
WM Technology, Inc.* (Software)	261	859
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	291	5,867
Workhorse Group, Inc.* (Automobiles)	533	1,386
Workiva, Inc.* (Software)	173	11,416
World Acceptance Corp.* (Consumer Finance)	15	1,684
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	227	4,644
Worthington Industries, Inc. (Metals & Mining)	116	5,116
WSFS Financial Corp. (Thrifts & Mortgage Finance)	234	9,381
WW International, Inc.* (Diversified Consumer Services)	197	1,259
Xencor, Inc.* (Biotechnology)	209	5,720
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	415	6,030
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	481	741
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	415	6,162
Xometry, Inc.*—Class A (Internet & Direct Marketing Retail)	123	4,173
Xos, Inc.* (Machinery)	199	366
XPEL, Inc.* (Auto Components)	78	3,583
Xperi Holding Corp. (Software)	378	5,455
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	62	779
Yelp, Inc.* (Interactive Media & Services)	250	6,943
Yext, Inc.* (Software)	436	2,084
Y-mAbs Therapeutics, Inc.* (Biotechnology)	133	2,012
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	140	3,934
Zeta Global Holdings Corp.*—Class A (Software)	113	511
Ziff Davis, Inc.* (Interactive Media & Services)	166	12,372
Zimvie, Inc.* (Health Care Equipment & Supplies)	76	1,217
ZipRecruiter, Inc.* (Interactive Media & Services)	290	4,298
Zumiez, Inc.* (Specialty Retail)	57	1,482
Zuora, Inc.*—Class A (Software)	410	3,670
Zurn Water Solutions Corp. (Building Products)	451	12,284
Zynex, Inc. (Health Care Equipment & Supplies)	82	654
TOTAL COMMON STOCKS (Cost $7,066,979)		8,260,827

Contingent Right(NM)
Zogenix, Inc., CVR*+(c) (Health Care)	284	193
TOTAL CONTINGENT RIGHT (Cost $—)		193

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(d)(e) (40.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $5,141,196	$5,141,000	$5,141,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,059,677)		5,141,000

Collateral for Securities Loaned(f) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 1.42%(g)	61,678	$61,678
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $61,678)		61,678
TOTAL INVESTMENT SECURITIES (Cost $12,188,334)—107.2%		13,463,698
Net other assets (liabilities)—(7.2)%		(904,002)
NET ASSETS—100.0%		$12,559,696

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2022, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $58,480.
(b)	Number of shares is less than 0.50.
(c)	On March 7, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS).
(d)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $2,825,000.

See accompanying notes to financial statements.

332 :: ProFund VP UltraSmall-Cap :: Financial Statements

(e)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f)	Securities were purchased with cash collateral held from securities on loan at June 30, 2022.
(g)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2022.
CVR	Contingent Value Rights

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	7/27/22	1.63%	$3,462,971	$(141,627)
Russell 2000 Index	Goldman Sachs International	7/27/22	1.98%	5,182,042	(209,164)
				$8,645,013	$(350,791)
iShares Russell 2000 ETF	UBS AG	7/27/22	1.38%	$1,418,017	$(53,587)
Russell 2000 Index	UBS AG	7/27/22	1.58%	6,787,552	(250,323)
				$8,205,569	$(303,910)
				$16,850,582	$(654,701)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$72,421	0.6%
Air Freight & Logistics	31,162	0.2%
Airlines	32,234	0.3%
Auto Components	110,687	0.9%
Automobiles	15,714	0.1%
Banks	766,684	6.2%
Beverages	44,278	0.4%
Biotechnology	592,567	4.7%
Building Products	111,983	0.9%
Capital Markets	126,650	1.0%
Chemicals	175,121	1.4%
Commercial Services & Supplies	124,163	1.0%
Communications Equipment	71,509	0.6%
Construction & Engineering	111,952	0.9%
Construction Materials	10,777	0.1%
Consumer Discretionary Products	1,815	NM
Consumer Finance	52,699	0.4%
Containers & Packaging	27,079	0.2%
Distributors	3,103	NM
Diversified Consumer Services	85,332	0.7%
Diversified Financial Services	22,333	0.2%
Diversified Telecommunication Services	48,229	0.4%
Electric Utilities	63,021	0.5%
Electrical Equipment	90,336	0.7%
Electronic Equipment, Instruments & Components	173,182	1.4%
Energy Equipment & Services	130,608	1.0%
Entertainment	28,298	0.2%
Equity Real Estate Investment Trusts	559,003	4.5%
Food & Staples Retailing	49,614	0.4%
Food Products	116,608	0.9%
Gas Utilities	111,200	0.8%
Health Care	193	NM
Health Care Equipment & Supplies	287,323	2.3%
Health Care Providers & Services	229,687	1.8%
Health Care Technology	90,820	0.7%
Hotels, Restaurants & Leisure	169,903	1.4%
Household Durables	126,993	1.0%
Household Products	24,377	0.2%
Independent Power and Renewable Electricity Producers	37,302	0.3%
Industrial Conglomerates	2,163	NM
Insurance	176,632	1.4%
Interactive Media & Services	57,383	0.5%
Internet & Direct Marketing Retail	39,729	0.3%
IT Services	191,032	1.5%
Leisure Products	50,570	0.4%
Life Sciences Tools & Services	57,054	0.5%
Machinery	316,170	2.5%
Marine	24,893	0.2%
Media	83,781	0.6%
Metals & Mining	114,568	0.9%
Mortgage Real Estate Investment Trusts	117,428	0.9%
Multiline Retail	5,668	NM
Multi-Utilities	43,969	0.4%
Oil, Gas & Consumable Fuels	331,925	2.7%
Paper & Forest Products	14,470	0.1%
Personal Products	61,801	0.5%
Pharmaceuticals	133,469	1.1%
Professional Services	151,621	1.2%
Real Estate Management & Development	55,223	0.4%
Road & Rail	46,632	0.4%
Semiconductors & Semiconductor Equipment	246,665	2.0%
Software	434,096	3.4%
Specialty Retail	170,331	1.4%
Technology Hardware, Storage & Peripherals	28,956	0.2%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 333

	Value	% of Net Assets
Textiles, Apparel & Luxury Goods	$47,870	0.4%
Thrifts & Mortgage Finance	147,292	1.2%
Tobacco	13,577	0.1%
Trading Companies & Distributors	116,164	0.9%
Water Utilities	38,341	0.3%
Wireless Telecommunication Services	14,587	0.1%
Other**	4,298,676	34.2%
Total	$12,559,696	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

334 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$12,188,334
Securities, at value(a)	8,322,698
Repurchase agreements, at value	5,141,000
Total Investment Securities, at value	13,463,698
Cash	528
Segregated cash balances for swap agreements with custodian	1,034
Dividends and interest receivable	8,817
Receivable for capital shares issued	15,646
Receivable for investments sold	12,696
Prepaid expenses	226
TOTAL ASSETS	13,502,645

LIABILITIES:
Payable for collateral for securities loaned	61,678
Payable for capital shares redeemed	177,796
Payable for investments purchased	10,098
Unrealized depreciation on swap agreements	654,701
Advisory fees payable	6,605
Management services fees payable	881
Administration fees payable	1,167
Administrative services fees payable	7,579
Distribution fees payable	7,617
Trustee fees payable	4
Transfer agency fees payable	2,040
Fund accounting fees payable	1,241
Compliance services fees payable	124
Other accrued expenses	11,418
TOTAL LIABILITIES	942,949
NET ASSETS	$12,559,696

NET ASSETS CONSIST OF:
Capital	$20,646,367
Total distributable earnings (loss)	(8,086,671)
NET ASSETS	$12,559,696
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,132,711
Net Asset Value (offering and redemption price per share)	$11.09

(a) Includes securities on loan valued at:	$58,480

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$72,153
Interest	9,798
Foreign tax withholding	(80)
Net income from securities lending	146
TOTAL INVESTMENT INCOME	82,017

EXPENSES:
Advisory fees	70,157
Management services fees	9,354
Administration fees	7,691
Transfer agency fees	6,498
Administrative services fees	24,763
Distribution fees	23,386
Custody fees	2,073
Fund accounting fees	7,764
Trustee fees	221
Compliance services fees	31
Other fees	13,643
Total Gross Expenses before reductions	165,581
Expenses reduced and reimbursed by the Advisor	(8,429)
TOTAL NET EXPENSES	157,152
NET INVESTMENT INCOME (LOSS)	(75,135)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,034,174)
Net realized gains (losses) on swap agreements	(7,487,406)
Change in net unrealized appreciation/depreciation on investment securities	(2,438,598)
Change in net unrealized appreciation/depreciation on swap agreements	(353,077)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(11,313,255)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,388,390)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 335

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(75,135)	$(366,901)
Net realized gains (losses) on investments	(8,521,580)	3,978,902
Change in net unrealized appreciation/depreciation on investments	(2,791,675)	435,573
Change in net assets resulting from operations	(11,388,390)	4,047,574

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(3,563,574)	(2,253,812)
Change in net assets resulting from distributions	(3,563,574)	(2,253,812)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,583,701	79,631,011
Distributions reinvested	3,563,574	2,244,959
Value of shares redeemed	(20,885,477)	(76,528,092)
Change in net assets resulting from capital transactions	(738,202)	5,347,878
Change in net assets	(15,690,166)	7,141,640

NET ASSETS:
Beginning of period	28,249,862	21,108,222
End of period	$12,559,696	$28,249,862

SHARE TRANSACTIONS:
Issued	854,150	2,859,816
Reinvested	271,614	92,461
Redeemed	(1,069,191)	(2,785,608)
Change in shares	56,573	166,669

See accompanying notes to financial statements.

336 :: ProFund VP UltraSmall-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$26.25	$23.21	$23.72	$16.10	$28.59	$25.21

Investment Activities:
Net investment income (loss)(a)	(0.08)	(0.33)	(0.15)	0.01	(0.02)	(0.20)
Net realized and unrealized gains (losses) on investments	(11.01)	5.56	2.55	7.61	(4.67)	6.48
Total income (loss) from investment activities	(11.09)	5.23	2.40	7.62	(4.69)	6.28

Distributions to Shareholders From:
Net investment income	—	—	(0.03)	—	—	—
Net realized gains on investments	(4.07)	(2.19)	(2.88)	—	(7.80)	(2.90)
Total distributions	(4.07)	(2.19)	(2.91)	—	(7.80)	(2.90)

Net Asset Value, End of Period	$11.09	$26.25	$23.21	$23.72	$16.10	$28.59

Total Return(b)(c)	(44.63)%	23.30%	16.39%	47.33%	(26.95)%	25.20%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.77%	1.72%	1.86%	1.76%	1.74%	1.72%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)(d)	(0.80)%	(1.20)%	(0.91)%	0.07%	(0.09)%	(0.74)%

Supplemental Data:
Net assets, end of period (000's)	$12,560	$28,250	$21,108	$20,109	$16,736	$31,873
Portfolio turnover rate(b)(e)	8%	24%	34%	66%	18%	27%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 337

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	46%
Swap Agreements	80%
Total Exposure	126%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (45.8%)

	Principal Amount	Value
U.S. Treasury Bond, 2.875%, 5/15/52	$4,640,000	$4,382,625
TOTAL U.S. TREASURY OBLIGATION (Cost $4,443,298)		4,382,625
Repurchase Agreements(a)(b) (51.8%)

Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $4,969,189	4,969,000	4,969,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,969,000)		4,969,000
TOTAL INVESTMENT SECURITIES (Cost $9,412,298)—97.6%		9,351,625
Net other assets (liabilities)—2.4%		234,329
NET ASSETS—100.0%		$9,585,954

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2022, the aggregate amount held in a segregated account was $170,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.875% due on 5/15/52	Citibank North America	7/15/22	1.65%	$3,910,359	$97,979
30-Year U.S. Treasury Bond, 2.875% due on 5/15/52	Societe' Generale	7/15/22	1.73%	3,730,898	124,677
				$7,641,257	$222,656

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

338 :: ProFund VP U.S. Government Plus :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$9,412,298
Securities, at value	4,382,625
Repurchase agreements, at value	4,969,000
Total Investment Securities, at value	9,351,625
Cash	119,306
Segregated cash balances for swap agreements with custodian	83
Interest receivable	17,227
Unrealized appreciation on swap agreements	222,656
Receivable for capital shares issued	65
Prepaid expenses	135
TOTAL ASSETS	9,711,097

LIABILITIES:
Payable for capital shares redeemed	101,481
Advisory fees payable	3,907
Management services fees payable	781
Administration fees payable	820
Administrative services fees payable	4,019
Distribution fees payable	4,841
Trustee fees payable	3
Transfer agency fees payable	1,438
Fund accounting fees payable	454
Compliance services fees payable	77
Other accrued expenses	7,322
TOTAL LIABILITIES	125,143
NET ASSETS	$9,585,954

NET ASSETS CONSIST OF:
Capital	$15,662,899
Total distributable earnings (loss)	(6,076,945)
NET ASSETS	$9,585,954
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	593,765
Net Asset Value (offering and redemption price per share)	$16.14

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Interest	$86,774

EXPENSES:
Advisory fees	30,036
Management services fees	6,007
Administration fees	5,317
Transfer agency fees	4,594
Administrative services fees	14,315
Distribution fees	15,018
Custody fees	805
Fund accounting fees	2,969
Trustee fees	160
Compliance services fees	30
Other fees	5,153
Total Gross Expenses before reductions	84,404
Expenses reduced and reimbursed by the Advisor	(1,505)
TOTAL NET EXPENSES	82,899
NET INVESTMENT INCOME (LOSS)	3,875

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,604,818)
Net realized gains (losses) on futures contracts	11,403
Net realized gains (losses) on swap agreements	(2,661,367)
Change in net unrealized appreciation/depreciation on investment securities	(247,928)
Change in net unrealized appreciation/depreciation on swap agreements	261,253
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,241,457)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,237,582)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 339

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$3,875	$(81,327)
Net realized gains (losses) on investments	(4,254,782)	(1,988,021)
Change in net unrealized appreciation/depreciation on investments	13,325	49,928
Change in net assets resulting from operations	(4,237,582)	(2,019,420)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(2,851,086)
Change in net assets resulting from distributions	—	(2,851,086)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,261,339	25,088,789
Distributions reinvested	—	2,851,086
Value of shares redeemed	(13,652,585)	(30,250,001)
Change in net assets resulting from capital transactions	(1,391,246)	(2,310,126)
Change in net assets	(5,628,828)	(7,180,632)

NET ASSETS:
Beginning of period	15,214,782	22,395,414
End of period	$9,585,954	$15,214,782

SHARE TRANSACTIONS:
Issued	658,019	1,065,282
Reinvested	—	144,652
Redeemed	(732,804)	(1,274,364)
Change in shares	(74,785)	(64,430)

See accompanying notes to financial statements.

340 :: ProFund VP U.S. Government Plus :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$22.76	$30.55	$27.15	$23.16	$24.73	$22.68

Investment Activities:
Net investment income (loss)(a)	0.01	(0.12)	(0.25)	0.22	0.21	0.10
Net realized and unrealized gains (losses) on investments	(6.63)	(2.80)	6.06	3.99	(1.57)	2.06
Total income (loss) from investment activities	(6.62)	(2.92)	5.81	4.21	(1.36)	2.16

Distributions to Shareholders From:
Net investment income	—	—	(0.02)	(0.22)	(0.21)	(0.11)
Net realized gains on investments	—	(4.87)	(2.39)	—	—	—
Total distributions	—	(4.87)	(2.41)	(0.22)	(0.21)	(0.11)

Net Asset Value, End of Period	$16.14	$22.76	$30.55	$27.15	$23.16	$24.73

Total Return(b)(c)	(29.09)%	(7.08)%	20.69%	18.22%	(5.42)%	9.49%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.41%	1.39%	1.48%	1.44%	1.45%	1.43%
Net expenses(c)(d)	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income (loss)(c)(d)	0.06%	(0.49)%	(0.75)%	0.84%	0.92%	0.43%

Supplemental Data:
Net assets, end of period (000's)	$9,586	$15,215	$22,395	$19,396	$15,853	$19,008
Portfolio turnover rate(b)(e)	198%	393%	398%	402%	437%	397%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 341

Investment Objective: The ProFund VP Utilities seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2022

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	4%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	13.3%
Duke Energy Corp.	7.2%
The Southern Co.	6.6%
Dominion Energy, Inc.	5.7%
American Electric Power Co., Inc.	4.3%

Dow Jones U.S. UtilitiesSM Index – Composition

% of Index
Electric Utilities	61%
Multi-Utilities	29%
Gas Utilities	4%
Water Utilities	3%
Independent Power and Renewable Electricity Producers	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (95.9%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	1,984	$116,620
Alliant Energy Corp. (Electric Utilities)	8,731	511,724
Ameren Corp. (Multi-Utilities)	8,990	812,336
American Electric Power Co., Inc. (Electric Utilities)	17,878	1,715,215
American Water Works Co., Inc. (Water Utilities)	6,327	941,268
Atmos Energy Corp. (Gas Utilities)	4,839	542,452
Avangrid, Inc. (Electric Utilities)	2,423	111,749
Avista Corp. (Multi-Utilities)	2,522	109,732
Black Hills Corp. (Multi-Utilities)	2,257	164,242
CenterPoint Energy, Inc. (Multi-Utilities)	21,913	648,187
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	1,205	38,524
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	2,853	99,399
CMS Energy Corp. (Multi-Utilities)	10,100	681,750
Consolidated Edison, Inc. (Multi-Utilities)	12,334	1,172,963
Constellation Energy Corp. (Electric Utilities)	11,373	651,218
Dominion Energy, Inc. (Multi-Utilities)	28,242	2,253,995
DTE Energy Co. (Multi-Utilities)	6,745	854,929
Duke Energy Corp. (Electric Utilities)	26,802	2,873,442
Edison International (Electric Utilities)	13,271	839,258
Entergy Corp. (Electric Utilities)	7,080	797,491
Essential Utilities, Inc. (Water Utilities)	8,015	367,488
Evergy, Inc. (Electric Utilities)	7,989	521,282
Eversource Energy (Electric Utilities)	12,006	1,014,147
Exelon Corp. (Electric Utilities)	34,124	1,546,500
FirstEnergy Corp. (Electric Utilities)	19,876	763,040
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,810	155,829
IDACORP, Inc. (Electric Utilities)	1,760	186,419
National Fuel Gas Co. (Gas Utilities)	3,184	210,303
New Jersey Resources Corp. (Gas Utilities)	3,347	149,042
NextEra Energy, Inc. (Electric Utilities)	68,389	5,297,412
NiSource, Inc. (Multi-Utilities)	14,127	416,605
NorthWestern Corp. (Multi-Utilities)	1,885	111,083
NRG Energy, Inc. (Electric Utilities)	8,260	315,284
ONE Gas, Inc. (Gas Utilities)	1,883	152,881
PG&E Corp.* (Electric Utilities)	52,584	524,788
Pinnacle West Capital Corp. (Electric Utilities)	3,934	287,654
PNM Resources, Inc. (Electric Utilities)	2,988	142,767
Portland General Electric Co. (Electric Utilities)	3,106	150,113
PPL Corp. (Electric Utilities)	25,619	695,043
Public Service Enterprise Group, Inc. (Multi-Utilities)	17,380	1,099,806
Sempra Energy (Multi-Utilities)	10,942	1,644,254
Southwest Gas Holdings, Inc. (Gas Utilities)	2,327	202,635
Spire, Inc. (Gas Utilities)	1,814	134,907
The AES Corp. (Independent Power and Renewable Electricity Producers)	23,250	488,482
The Southern Co. (Electric Utilities)	36,989	2,637,686
UGI Corp. (Gas Utilities)	7,310	282,239
Vistra Corp. (Independent Power and Renewable Electricity Producers)	15,033	343,504
WEC Energy Group, Inc. (Multi-Utilities)	10,981	1,105,128
Xcel Energy, Inc. (Electric Utilities)	18,961	1,341,680
TOTAL COMMON STOCKS (Cost $19,924,178)		38,224,495

See accompanying notes to financial statements.

342 :: ProFund VP Utilities :: Financial Statements

Repurchase Agreements(a) (3.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.33%–1.43%, dated 6/30/22, due 7/1/22, total to be received $1,373,052	$1,373,000	$1,373,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,373,000)		1,373,000
TOTAL INVESTMENT SECURITIES (Cost $21,297,178)—99.3%		39,597,495
Net other assets (liabilities)—0.7%		292,492
NET ASSETS—100.0%		$39,889,987

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	7/25/22	2.18%	$1,575,374	$25,892

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of June 30, 2022:

	Value	% of Net Assets
Electric Utilities	$23,196,361	58.2%
Gas Utilities	1,674,459	4.2%
Independent Power and Renewable Electricity Producers	969,909	2.4%
Multi-Utilities	11,075,010	27.8%
Water Utilities	1,308,756	3.3%
Other**	1,665,492	4.1%
Total	$39,889,987	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 343

Statement of Assets and Liabilities (unaudited)
June 30, 2022

ASSETS:
Total Investment Securities, at cost	$21,297,178
Securities, at value	38,224,495
Repurchase agreements, at value	1,373,000
Total Investment Securities, at value	39,597,495
Cash	37
Segregated cash balances for swap agreements with custodian	220,000
Dividends and interest receivable	30,297
Unrealized appreciation on swap agreements	25,892
Receivable for capital shares issued	175,031
Prepaid expenses	333
TOTAL ASSETS	40,049,085

LIABILITIES:
Payable for capital shares redeemed	67,424
Advisory fees payable	23,648
Management services fees payable	3,153
Administration fees payable	3,343
Administrative services fees payable	16,059
Distribution fees payable	17,324
Trustee fees payable	13
Transfer agency fees payable	5,772
Fund accounting fees payable	1,865
Compliance services fees payable	218
Other accrued expenses	20,279
TOTAL LIABILITIES	159,098
NET ASSETS	$39,889,987

NET ASSETS CONSIST OF:
Capital	$23,866,457
Total distributable earnings (loss)	16,023,530
NET ASSETS	$39,889,987
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	975,944
Net Asset Value (offering and redemption price per share)	$40.87

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME:
Dividends	$468,688
Interest	1,193
TOTAL INVESTMENT INCOME	469,881

EXPENSES:
Advisory fees	136,156
Management services fees	18,154
Administration fees	15,842
Transfer agency fees	14,049
Administrative services fees	47,446
Distribution fees	45,385
Custody fees	2,416
Fund accounting fees	9,156
Trustee fees	503
Compliance services fees	124
Other fees	19,436
Total Gross Expenses before reductions	308,667
Expenses reduced and reimbursed by the Advisor	(3,679)
TOTAL NET EXPENSES	304,988
NET INVESTMENT INCOME (LOSS)	164,893

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(424,376)
Net realized gains (losses) on swap agreements	(36,687)
Change in net unrealized appreciation/depreciation on investment securities	(757,752)
Change in net unrealized appreciation/depreciation on swap agreements	7,677
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,211,138)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,046,245)

See accompanying notes to financial statements.

344 :: ProFund VP Utilities :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$164,893	$422,114
Net realized gains (losses) on investments	(461,063)	1,417,391
Change in net unrealized appreciation/depreciation on investments	(750,075)	2,707,291
Change in net assets resulting from operations	(1,046,245)	4,546,796

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(817,437)	(492,932)
Change in net assets resulting from distributions	(817,437)	(492,932)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	23,793,248	19,019,213
Distributions reinvested	817,437	492,932
Value of shares redeemed	(17,632,468)	(21,333,281)
Change in net assets resulting from capital transactions	6,978,217	(1,821,136)
Change in net assets	5,114,535	2,232,728

NET ASSETS:
Beginning of period	34,775,452	32,542,724
End of period	$39,889,987	$34,775,452

SHARE TRANSACTIONS:
Issued	561,071	486,801
Reinvested	19,547	13,016
Redeemed	(423,481)	(551,908)
Change in shares	157,137	(52,091)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Utilities :: 345

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2022 (unaudited)	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net Asset Value, Beginning of Period	$42.47	$37.37	$50.44	$44.33	$45.65	$43.68

Investment Activities:
Net investment income (loss)(a)	0.19	0.51	0.57	0.67	0.79	0.76
Net realized and unrealized gains (losses) on investments	(0.92)	5.18	(2.39)	9.18	0.39	3.89
Total income (loss) from investment activities	(0.73)	5.69	(1.82)	9.85	1.18	4.65

Distributions to Shareholders From:
Net investment income	(0.42)	(0.59)	(0.75)	(0.79)	(1.00)	(1.02)
Net realized gains on investments	(0.45)	—	(10.50)	(2.95)	(1.50)	(1.66)
Total distributions	(0.87)	(0.59)	(11.25)	(3.74)	(2.50)	(2.68)

Net Asset Value, End of Period	$40.87	$42.47	$37.37	$50.44	$44.33	$45.65

Total Return(b)(c)	(1.77)%	15.41%	(2.40)%	22.88%	2.89%	10.64%

Ratios to Average Net Assets:
Gross expenses(c)(d)	1.70%	1.69%	1.75%	1.74%	1.79%	1.72%
Net expenses(c)(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)(d)	0.91%	1.31%	1.31%	1.38%	1.78%	1.62%

Supplemental Data:
Net assets, end of period (000's)	$39,890	$34,775	$32,543	$44,276	$40,952	$38,464
Portfolio turnover rate(b)(e)	17%	24%	50%	209%	108%	60%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

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Notes to Financial Statements

348 :: Notes to Financial Statements :: June 30, 2022 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 117 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds VP" and individually, a "ProFund VP"):

Classic ProFunds VP:

ProFund VP Asia 30	ProFund VP Large-Cap Value
ProFund VP Bull	ProFund VP Mid-Cap
ProFund VP Dow 30	ProFund VP Mid-Cap Growth
ProFund VP Emerging Markets	ProFund VP Mid-Cap Value
ProFund VP Europe 30	ProFund VP Nasdaq-100
ProFund VP International	ProFund VP Small-Cap
ProFund VP Japan	ProFund VP Small-Cap Growth
ProFund VP Large-Cap Growth	ProFund VP Small-Cap Value

Ultra ProFunds VP:

ProFund VP UltraBull	ProFund VP UltraNasdaq-100
ProFund VP UltraMid-Cap	ProFund VP UltraSmall-Cap

Inverse ProFunds VP:

ProFund VP Bear	ProFund VP Short Nasdaq-100
ProFund VP Short Dow 30	ProFund VP Short Small-Cap
ProFund VP Short Emerging Markets	ProFund VP UltraShort Dow 30
ProFund VP Short International	ProFund VP UltraShort Nasdaq-100
ProFund VP Short Mid-Cap

Sector ProFunds VP:

ProFund VP Banks	ProFund VP Oil & Gas
ProFund VP Basic Materials	ProFund VP Pharmaceuticals
ProFund VP Biotechnology	ProFund VP Precious Metals
ProFund VP Consumer Goods	ProFund VP Real Estate
ProFund VP Consumer Services	ProFund VP Semiconductor
ProFund VP Financials	ProFund VP Technology
ProFund VP Health Care	ProFund VP Telecommunications
ProFund VP Industrials	ProFund VP Utilities
ProFund VP Internet

Non-Equity ProFunds VP:

ProFund Access VP High Yield	ProFund VP Rising Rates Opportunity
ProFund VP Falling U.S. Dollar	ProFund VP U.S. Government Plus

Money Market ProFund VP:

ProFund VP Government Money Market

The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the "non-money market ProFunds VP." Each non-money market ProFund VP, other than ProFund VP Consumer Services, ProFund VP Europe 30, ProFund VP Industrials, ProFund VP Large-Cap Growth, ProFund VP Large-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Real Estate, ProFund VP Small-Cap Growth, ProFund VP Small-Cap Value, and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds VP's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

June 30, 2022 (unaudited) :: Notes to Financial Statements :: 349

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% of the ProFund VP's total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of June 30, 2022, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Canada 1.33% dated 6/30/22, due 7/1/22(1)	Credit Agricole CIB, 1.41% dated 6/30/22, due 7/1/22(2)	HSBC Securities (USA), Inc., 1.35% dated 6/30/22, due 7/1/22(3)	RBC Capital Markets, LLC, 1.35% dated 6/30/22, due 7/1/22(4)	Societe' Generale, 1.43% dated 6/30/22, due 7/1/22(5)	UMB Bank N.A., 1.33% dated 6/30/22, due 7/1/22(6)
ProFund Access VP High Yield	$147,000	$923,000	$794,000	$1,108,000	$369,000	$152,000
ProFund VP Banks	—	4,000	3,000	5,000	1,000	4,000
ProFund VP Bear	265,000	1,663,000	1,429,000	1,995,000	665,000	277,000
ProFund VP Biotechnology	36,000	226,000	195,000	272,000	90,000	39,000
ProFund VP Bull	206,000	1,290,000	1,109,000	1,547,000	515,000	215,000
ProFund VP Consumer Goods	9,000	57,000	49,000	69,000	23,000	12,000
ProFund VP Consumer Services	1,000	9,000	8,000	11,000	3,000	4,000
ProFund VP Dow 30	9,000	67,000	58,000	81,000	27,000	18,000
ProFund VP Emerging Markets	84,000	536,000	460,000	642,000	213,000	95,000
ProFund VP Falling U.S. Dollar	15,000	100,000	87,000	121,000	40,000	23,000
ProFund VP Financials	5,000	35,000	30,000	42,000	14,000	8,000
ProFund VP Government Money Market	1,393,000	8,712,000	7,492,000	10,454,000	3,484,000	1,414,000

350 :: Notes to Financial Statements :: June 30, 2022 (unaudited)

Fund Name	Canadian Imperial Bank of Canada 1.33% dated 6/30/22, due 7/1/22(1)	Credit Agricole CIB, 1.41% dated 6/30/22, due 7/1/22(2)	HSBC Securities (USA), Inc., 1.35% dated 6/30/22, due 7/1/22(3)	RBC Capital Markets, LLC, 1.35% dated 6/30/22, due 7/1/22(4)	Societe' Generale, 1.43% dated 6/30/22, due 7/1/22(5)	UMB Bank N.A., 1.33% dated 6/30/22, due 7/1/22(6)
ProFund VP Health Care	$12,000	$76,000	$66,000	$92,000	$30,000	$15,000
ProFund VP Industrials	22,000	138,000	118,000	165,000	55,000	25,000
ProFund VP International	388,000	2,434,000	2,094,000	2,922,000	972,000	406,000
ProFund VP Internet	6,000	38,000	33,000	46,000	15,000	9,000
ProFund VP Japan	251,000	1,573,000	1,353,000	1,888,000	629,000	258,000
ProFund VP Large-Cap Growth	3,000	20,000	17,000	25,000	8,000	6,000
ProFund VP Large-Cap Value	1,000	7,000	6,000	9,000	3,000	4,000
ProFund VP Mid-Cap	457,000	2,863,000	2,462,000	3,436,000	1,144,000	470,000
ProFund VP Mid-Cap Growth	—	5,000	4,000	6,000	2,000	2,000
ProFund VP Mid-Cap Value	3,000	23,000	20,000	27,000	9,000	6,000
ProFund VP Nasdaq-100	1,263,000	7,901,000	6,795,000	9,482,000	3,160,000	1,287,000
ProFund VP Oil & Gas	61,000	387,000	332,000	464,000	154,000	66,000
ProFund VP Precious Metals	1,110,000	6,950,000	5,977,000	8,340,000	2,780,000	1,133,000
ProFund VP Real Estate	6,000	42,000	36,000	51,000	17,000	9,000
ProFund VP Rising Rates Opportunity	895,000	5,597,000	4,813,000	6,717,000	2,237,000	911,000
ProFund VP Semiconductor	3,000	20,000	17,000	24,000	8,000	6,000
ProFund VP Short Dow 30	—	1,000	—	1,000	—	5,000
ProFund VP Short Emerging Markets	57,000	365,000	313,000	438,000	145,000	67,000
ProFund VP Short International	61,000	391,000	336,000	470,000	156,000	71,000
ProFund VP Short Mid-Cap	14,000	89,000	77,000	107,000	35,000	18,000
ProFund VP Short Nasdaq-100	340,000	2,134,000	1,834,000	2,560,000	852,000	354,000
ProFund VP Short Small-Cap	90,000	573,000	493,000	688,000	229,000	102,000
ProFund VP Small-Cap	128,000	808,000	695,000	970,000	323,000	140,000
ProFund VP Small-Cap Growth	2,000	13,000	11,000	16,000	5,000	5,000
ProFund VP Small-Cap Value	—	2,000	2,000	3,000	1,000	2,000
ProFund VP Telecommunications	7,000	48,000	41,000	58,000	19,000	10,000
ProFund VP UltraBull	148,000	931,000	802,000	1,118,000	372,000	160,000
ProFund VP UltraMid-Cap	118,000	746,000	641,000	894,000	297,000	128,000
ProFund VP UltraNasdaq-100	1,786,000	11,166,000	9,602,000	13,399,000	4,464,000	1,816,000
ProFund VP UltraShort Dow 30	—	1,000	1,000	1,000	—	2,000
ProFund VP UltraShort Nasdaq-100	91,000	577,000	497,000	693,000	230,000	102,000
ProFund VP UltraSmall-Cap	215,000	1,358,000	1,167,000	1,629,000	541,000	231,000
ProFund VP U.S. Government Plus	209,000	1,312,000	1,129,000	1,575,000	524,000	220,000
ProFund VP Utilities	58,000	363,000	312,000	435,000	145,000	60,000
	$9,975,000	$62,574,000	$53,810,000	$75,096,000	$25,005,000	$10,367,000

Each repurchase agreement was fully collateralized by U.S. government securities as of June 30, 2022 as follows:

(1)	U.S. Treasury Notes, 0.125%, due 7/31/22, total value $10,179,567.
(2)	U.S. Treasury Bonds, 2.75%, due 8/15/47, U.S. Treasury Notes, 0.125% to 2.00%, due 7/31/22 to 12/15/24, U.S. Treasury Bills, effective yield or interest rate in effect at 6/30/2022, 3.447%, due 10/18/22, which had an aggregate value of $63,851,655.
(3)	U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at 6/30/2022, 2.919% to 3.244%, due 11/15/27 to 5/15/40, which had an aggregate value of $54,924,605.
(4)	U.S. Treasury Bills, effective yield or interest rate in effect at 6/30/2022, 3.447%, due 10/18/22, total value $76,602,689.
(5)	U.S. Treasury Notes, 1.00%, due 12/15/24, total value $25,509,108.
(6)	U.S. Treasury Notes, 0.25%, due 3/15/24, total value $10,579,749.

Depositary Receipts

Each ProFund VP, other than the ProFund VP Government Money Market, may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

The ProFunds VP may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as "unsponsored", require the holders thereof to bear most of the costs of such facilities, while issuers of "sponsored"

June 30, 2022 (unaudited) :: Notes to Financial Statements :: 351 facilities normally pay more of the cost thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Real Estate Investment Trusts

Each non-money market ProFund VP (other than the Non-Equity ProFunds VP) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds VP may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended June 30, 2022, were utilized to gain exposure or inverse exposure to each ProFund VP's benchmark (e.g., index, etc.) to meet its investment objective.

The ProFund Access VP High Yield maintains exposure to the high yield market (i.e., U.S. corporate high yield debt market), regardless of market conditions. This means ProFund Access VP High Yield does not adopt defensive positions in cash or other instruments in anticipation of an adverse market climate. The ProFund Access VP High Yield invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. During the period ended June 30, 2022, the ProFund Access VP High Yield held credit default swap agreements for credit exposure to the high yield market and futures contracts and/or treasury notes for interest rate exposure to meet the ProFund Access VP High Yield investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund VP's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP's investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended June 30, 2022. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the ProFund VP Banks, ProFund VP Nasdaq-100, and ProFund VP Semiconductor was 8%, 28%, and 10%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2022.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort Nasdaq-100 (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position

352 :: Notes to Financial Statements :: June 30, 2022 (unaudited)

(or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of

June 30, 2022 (unaudited) :: Notes to Financial Statements :: 353 the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of June 30, 2022, there was no collateral posted by counterparties.

Credit Default Swap ("CDS") Agreements

As of June 30, 2022, the ProFund Access VP High Yield invested in centrally cleared CDS as a substitute for investing directly in bonds in order to gain credit exposure to the high yield market.

In a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. A CDS may require premium (discount) payments as well as daily payments (receipts) related to the interest leg of the swap or to the default or change in price of a reference entity.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because, generally, a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the ProFund Access VP High Yield.

If the ProFund Access VP High Yield is a seller of a CDS contract (also referred to as a seller of protection or as a buyer of risk), the ProFund Access VP High Yield would be required to pay the par (or other agreed upon) value of a referenced obligation to the counterparty in the event of a default or other credit event. In return, the ProFund Access VP High Yield would receive from the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the ProFund Access VP High Yield would keep the stream of payments and would have no payment obligations. As the seller, the ProFund Access VP High Yield would be subject to investment exposure on the notional amount of the swap.

If the ProFund Access VP High Yield is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk), the ProFund Access VP High Yield would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade). In return, the ProFund Access VP High Yield would pay the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the ProFund Access VP High Yield.

The ProFund Access VP High Yield enters into a CDS with multiple reference entities, in which case payments and settlements in respect of any defaulting reference entity would typically be dealt with separately from the other reference entities.

Upon entering into a centrally cleared CDS, the ProFund Access VP High Yield may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to the ProFund Access VP High Yield upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

Swap Agreements (other than CDS)

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore,

354 :: Notes to Financial Statements :: June 30, 2022 (unaudited)

the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund VP's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP's illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP's rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP's risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP's custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP's ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2022, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps, including CDS, is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements (other than centrally cleared CDS) and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

June 30, 2022 (unaudited) :: Notes to Financial Statements :: 355

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP's Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Credit Risk Exposure:
ProFund Access VP High Yield	$—	$—	$—	$—	$571,933	$—
Equity Risk Exposure:
ProFund VP Banks	—	—	—	—	924	—
ProFund VP Basic Materials	—	2,640	—	—	—	—
ProFund VP Bear	—	172,096	—	—	—	—
ProFund VP Biotechnology	—	—	—	—	2,155	—
ProFund VP Bull	—	—	—	—	167,825	—
ProFund VP Consumer Goods	—	—	—	—	2,961	—
ProFund VP Consumer Services	—	—	—	—	5,757	—
ProFund VP Dow 30	—	—	—	—	5,495	—
ProFund VP Emerging Markets	—	—	—	—	64,077	—
ProFund VP Financials	—	1,652	—	—	—	—
ProFund VP Health Care	—	—	—	—	1,413	—
ProFund VP Industrials	—	2,313	—	—	—	—
ProFund VP International	—	—	—	—	135,213	—
ProFund VP Internet	—	—	—	—	6,643	—
ProFund VP Japan	—	—	—	228,261	69	—
ProFund VP Mid-Cap	—	—	—	—	333,640	—
ProFund VP Nasdaq-100	—	—	—	48,510	1,184,200	—
ProFund VP Oil & Gas	—	24,931	—	—	—	—
ProFund VP Pharmaceuticals	—	9,701	—	—	—	—
ProFund VP Precious Metals	—	—	—	—	1,133,229	—
ProFund VP Real Estate	—	343	—	—	—	—
ProFund VP Semiconductor	—	—	—	—	4,665	—
ProFund VP Short Dow 30	—	159	—	—	—	—
ProFund VP Short Emerging Markets	—	45,807	—	—	—	—
ProFund VP Short International	—	21,969	—	—	—	—
ProFund VP Short Mid-Cap	—	10,872	—	—	—	—
ProFund VP Short Nasdaq-100	—	292,407	—	—	—	—
ProFund VP Short Small-Cap	—	76,180	—	—	—	—
ProFund VP Small-Cap	—	—	—	—	107,563	—
ProFund VP Technology	—	—	—	—	20,175	—
ProFund VP Telecommunications	—	—	—	—	1,719	—
ProFund VP UltraBull	—	—	—	—	403,514	—
ProFund VP UltraMid-Cap	—	—	—	—	356,489	—
ProFund VP UltraNasdaq-100	—	—	—	145,529	6,303,980	—
ProFund VP UltraShort Dow 30	—	213	—	—	—	—
ProFund VP UltraShort Nasdaq-100	—	187,349	—	—	—	—
ProFund VP UltraSmall-Cap	—	—	—	—	654,701	—
ProFund VP Utilities	—	25,892	—	—	—	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	305	—	—	9,380
Interest Rate Risk Exposure:
ProFund Access VP High Yield	—	—	—	11,546	—	—
ProFund VP Rising Rates Opportunity	—	—	—	—	934,686	—
ProFund VP U.S. Government Plus	—	222,656	—	—	—	—

*	Includes cumulative appreciation/depreciation of futures contracts and credit default swap agreements as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

356 :: Notes to Financial Statements :: June 30, 2022 (unaudited)

The following table presents the effect of derivative instruments on the ProFund VP's Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Credit Risk Exposure:
ProFund Access VP High Yield	$—	$(715,518)	$—	$—	$(527,055)	$—
Equity Risk Exposure:
ProFund VP Banks	—	(11,199)	—	—	(1,534)	—
ProFund VP Basic Materials	—	(123,315)	—	—	(4,465)	—
ProFund VP Bear	—	275,648	—	—	164,228	—
ProFund VP Biotechnology	—	(78,751)	—	—	(2,978)	—
ProFund VP Bull	(41,595)	(3,155,342)	—	(39,069)	(89,935)	—
ProFund VP Consumer Goods	—	(69,184)	—	—	(7,165)	—
ProFund VP Consumer Services	—	(105,239)	—	—	(7,788)	—
ProFund VP Dow 30	—	(41,430)	—	—	(5,695)	—
ProFund VP Emerging Markets	—	(155,544)	—	—	(68,472)	—
ProFund VP Financials	—	(44,773)	—	—	(3,653)	—
ProFund VP Health Care	—	(43,269)	—	—	(12,180)	—
ProFund VP Industrials	—	(96,761)	—	—	(6,507)	—
ProFund VP International	—	(2,321,753)	—	—	(80,549)	—
ProFund VP Internet	—	(134,527)	—	—	(2,357)	—
ProFund VP Japan	(169,065)	1,853	—	(476,967)	(24)	—
ProFund VP Mid-Cap	(123,511)	(2,302,063)	—	(107,578)	(371,395)	—
ProFund VP Nasdaq-100	(1,336,594)	(11,408,093)	—	(46,863)	(397,391)	—
ProFund VP Oil & Gas	—	(176,069)	—	—	25,795	—
ProFund VP Pharmaceuticals	—	(47,244)	—	—	9,577	—
ProFund VP Precious Metals	—	(2,045,438)	—	—	(1,735,681)	—
ProFund VP Real Estate	—	(36,992)	—	—	(10,493)	—
ProFund VP Semiconductor	—	(85,671)	—	—	2,498	—
ProFund VP Short Dow 30	—	832	—	—	166	—
ProFund VP Short Emerging Markets	—	(14,929)	—	—	57,389	—
ProFund VP Short International	—	92,249	—	—	19,661	—
ProFund VP Short Mid-Cap	—	1,583	—	—	11,039	—
ProFund VP Short Nasdaq-100	—	651,985	—	—	264,848	—
ProFund VP Short Small-Cap	22,351	147,633	—	1,694	71,094	—
ProFund VP Small-Cap	—	(937,869)	—	—	(73,990)	—
ProFund VP Technology	—	(135,690)	—	—	(7,453)	—
ProFund VP Telecommunications	—	(21,578)	—	—	(2,091)	—
ProFund VP UltraBull	(21,026)	(4,233,978)	—	(22,325)	(294,532)	—
ProFund VP UltraMid-Cap	(1,058)	(3,328,331)	—	—	(434,338)	—
ProFund VP UltraNasdaq-100	(1,269,037)	(81,637,368)	—	(145,323)	(758,749)	—
ProFund VP UltraShort Dow 30	—	974	—	—	221	—
ProFund VP UltraShort Nasdaq-100	—	1,310,419	—	—	176,469	—
ProFund VP UltraSmall-Cap	—	(7,487,406)	—	—	(353,077)	—
ProFund VP Utilities	—	(36,687)	—	—	7,677	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	(32,201)	—	—	(9,675)
Interest Rate Risk Exposure:
ProFund Access VP High Yield	(218,298)	—	—	(8,568)	—	—
ProFund VP Rising Rates Opportunity	49,177	4,457,695	—	—	(949,004)	—
ProFund VP U.S. Government Plus	11,403	(2,661,367)	—	—	261,253	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for swap agreements (other than centrally cleared CDS) and forward currency contracts as of June 30, 2022. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized

June 30, 2022 (unaudited) :: Notes to Financial Statements :: 357 portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Banks
Swap Agreements — Goldman Sachs International	$(924)	$—	$924	$—
ProFund VP Basic Materials
Swap Agreements — Goldman Sachs International	2,640	—	—	2,640
ProFund VP Bear
Swap Agreements — Goldman Sachs International	35,037	(32,034)	—	3,003
Swap Agreements — UBS AG	137,059	—	—	137,059
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	(2,155)	—	2,155	—
ProFund VP Bull
Swap Agreements — Goldman Sachs International	(46,229)	46,229	—	—
Swap Agreements — UBS AG	(121,596)	121,596	—	—
ProFund VP Consumer Goods
Swap Agreements — Goldman Sachs International	(2,961)	—	—	(2,961)
ProFund VP Consumer Services
Swap Agreements — Goldman Sachs International	(5,757)	—	5,757	—
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	(4,345)	4,345	—	—
Swap Agreements — UBS AG	(1,150)	1,150	—	—
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	(31,765)	31,765	—	—
Swap Agreements — UBS AG	(32,312)	32,312	—	—
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International
Appreciation	128
Depreciation	(5,249)
Net Depreciation	(5,121)	5,121	—	—
Forward Currency Contracts — UBS AG
Appreciation	177
Depreciation	(4,131)
Net Depreciation	(3,954)	3,954	—	—
ProFund VP Financials
Swap Agreements — Goldman Sachs International	1,652	—	—	1,652
ProFund VP Health Care
Swap Agreements — Goldman Sachs International	(1,413)	—	1,413	—
ProFund VP Industrials
Swap Agreements — Goldman Sachs International	2,313	—	—	2,313
ProFund VP International
Swap Agreements — Goldman Sachs International	(73,383)	73,383	—	—
Swap Agreements — UBS AG	(61,830)	61,830	—	—
ProFund VP Internet
Swap Agreements — Goldman Sachs International	(6,643)	—	—	(6,643)
ProFund VP Japan
Swap Agreements — Goldman Sachs International	(69)	—	—	(69)
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	(127,592)	127,592	—	—
Swap Agreements — UBS AG	(206,048)	206,048	—	—
ProFund VP Nasdaq-100
Swap Agreements — Goldman Sachs International	(306,495)	306,495	—	—
Swap Agreements — UBS AG	(877,705)	877,705	—	—
ProFund VP Oil & Gas
Swap Agreements — Goldman Sachs International	24,931	—	—	24,931
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	9,701	—	—	9,701
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	(621,869)	621,869	—	—
Swap Agreements — UBS AG	(511,360)	511,360	—	—

358 :: Notes to Financial Statements :: June 30, 2022 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Real Estate
Swap Agreements — Goldman Sachs International	$343	$—	$—	$343
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	(655,584)	655,584	—	—
Swap Agreements — Societe' Generale	(279,102)	243,000	4	(36,098)
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	(4,665)	—	4,665	—
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	43	—	—	43
Swap Agreements — UBS AG	116	—	—	116
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	25,059	—	—	25,059
Swap Agreements — UBS AG	20,748	—	—	20,748
ProFund VP Short International
Swap Agreements — Goldman Sachs International	9,202	—	—	9,202
Swap Agreements — UBS AG	12,767	—	—	12,767
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	9,162	—	—	9,162
Swap Agreements — UBS AG	1,710	—	—	1,710
ProFund VP Short Nasdaq-100
Swap Agreements — Goldman Sachs International	40,194	—	—	40,194
Swap Agreements — UBS AG	252,213	—	—	252,213
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	44,596	—	—	44,596
Swap Agreements — UBS AG	31,584	—	—	31,584
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	(3,692)	3,692	—	—
Swap Agreements — UBS AG	(103,871)	103,871	—	—
ProFund VP Technology
Swap Agreements — Goldman Sachs International	(20,175)	—	20,175	—
ProFund VP Telecommunications
Swap Agreements — Goldman Sachs International	(1,719)	—	—	(1,719)
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	(237,840)	237,840	—	—
Swap Agreements — UBS AG	(165,674)	165,674	—	—
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	(195,255)	195,255	—	—
Swap Agreements — UBS AG	(161,234)	161,234	—	—
ProFund VP UltraNasdaq-100
Swap Agreements — Goldman Sachs International	(3,057,051)	3,057,051	—	—
Swap Agreements — UBS AG	(3,246,929)	3,246,929	—	—
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	136	—	—	136
Swap Agreements — UBS AG	77	—	—	77
ProFund VP UltraShort Nasdaq-100
Swap Agreements — Goldman Sachs International	154,371	(127,008)	—	27,363
Swap Agreements — UBS AG	32,978	—	—	32,978
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	(350,791)	350,791	—	—
Swap Agreements — UBS AG	(303,910)	303,910	—	—
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	97,979	—	—	97,979
Swap Agreements — Societe' Generale	124,677	—	—	124,677
ProFund VP Utilities
Swap Agreements — Goldman Sachs International	25,892	—	—	25,892

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**	Financial instruments received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

June 30, 2022 (unaudited) :: Notes to Financial Statements :: 359

Securities Lending:

Each ProFund VP may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund VP lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund VP in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund VP in connection with these loans may not be sold or pledged by the ProFund VP and, accordingly, is not reflected in the ProFund VP's assets and liabilities. The ProFunds VP may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds VP are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund VP if a material event affecting the ProFund VP's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund VP or the borrower at any time. No securities loan shall be made on behalf of a ProFund VP if, as a result, the aggregate value of all securities loaned by the particular ProFund VP exceeds one-third of the value of such ProFund VP's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund VP has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund VP would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund VP's securities as agreed, the ProFund VP may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund VP. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund VP could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund VP and any additional required collateral is delivered to the ProFund VP, or excess collateral returned by the ProFund VP, on the next business day.

The following table is a summary of the ProFunds VP securities lending transactions as of June 30, 2022:

	Value of Securities on Loan	Value of Cash Collateral Received*
ProFund VP Asia 30	$1,394,145	$1,430,253
ProFund VP Basic Materials	44,506	51,425
ProFund VP Consumer Goods	46,075	47,707
ProFund VP Consumer Services	89,128	91,703
ProFund VP Emerging Markets	1,056,848	1,119,359
ProFund VP Europe 30	1,743,105	1,838,666
ProFund VP Financials	34,787	37,212
ProFund VP Industrials	5,315	5,549
ProFund VP Mid-Cap Growth	101,876	104,542
ProFund VP Nasdaq-100	296,466	304,652
ProFund VP Pharmaceuticals	57,027	61,854
ProFund VP Small-Cap	57,668	60,670
ProFund VP Small-Cap Value	141,520	143,058
ProFund VP Technology	2,245	2,362
ProFund VP UltraMid-Cap	22,503	23,092
ProFund VP UltraSmall-Cap	58,480	61,678

*	Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the

360 :: Notes to Financial Statements :: June 30, 2022 (unaudited)

specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund Access VP High Yield, ProFund VP Government Money Market, ProFund VP Real Estate, and ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually, if any. ProFund VP Government Money Market and ProFund VP U.S. Government Plus declare dividends from net investment income daily, if any, and pay dividends on a monthly basis. ProFund Access VP High Yield and ProFund VP Real Estate declare and pay dividends from net investment income quarterly, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

Expense Reimbursement from a Third Party

During 2018, certain ProFunds VP received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. The corresponding impacts to the respective ProFund VP's Total Return and Ratios to Average Net Assets in the Financial Highlights are disclosed in a footnote to that ProFund VP's Financial Highlights.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds' VP own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' VP investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market

June 30, 2022 (unaudited) :: Notes to Financial Statements :: 361

ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund VP's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2022, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments.

A summary of the valuations as of June 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund Access VP High Yield
U.S. Treasury Obligation	$—	$—	$4,660,752	$—	$4,660,752	$—
Repurchase Agreements	—	—	3,493,000	—	3,493,000	—
Futures Contracts	—	(11,546)	—	—	—	(11,546)
Credit Default Swap Agreements	—	—	—	(571,933)	—	(571,933)
Total	$—	$(11,546)	$8,153,752	$(571,933)	$8,153,752	$(583,479)
ProFund VP Asia 30
Common Stocks	$20,210,090	$—	$—	$—	$20,210,090	$—
Collateral for Securities Loaned	1,430,253	—	—	—	1,430,253	—
Total	$21,640,343	$—	$—	$—	$21,640,343	$—
ProFund VP Banks
Common Stocks	$3,699,926	$—	$—	$—	$3,699,926	$—
Repurchase Agreements	—	—	17,000	—	17,000	—
Swap Agreements	—	—	—	(924)	—	(924)
Total	$3,699,926	$—	$17,000	$(924)	$3,716,926	$(924)

362 :: Notes to Financial Statements :: June 30, 2022 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Basic Materials
Common Stocks	$14,218,022	$—	$—	$—	$14,218,022	$—
Collateral for Securities Loaned	51,425	—	—	—	51,425	—
Swap Agreements	—	—	—	2,640	—	2,640
Total	$14,269,447	$—	$—	$2,640	$14,269,447	$2,640
ProFund VP Bear
Repurchase Agreements	$—	$—	$6,294,000	$—	$6,294,000	$—
Swap Agreements	—	—	—	172,096	—	172,096
Total	$—	$—	$6,294,000	$172,096	$6,294,000	$172,096
ProFund VP Biotechnology
Common Stocks	$42,956,497	$—	$—	$—	$42,956,497	$—
Repurchase Agreements	—	—	858,000	—	858,000	—
Swap Agreements	—	—	—	(2,155)	—	(2,155)
Total	$42,956,497	$—	$858,000	$(2,155)	$43,814,497	$(2,155)
ProFund VP Bull
Common Stocks	$31,258,669	$—	$—	$—	$31,258,669	$—
Repurchase Agreements	—	—	4,882,000	—	4,882,000	—
Swap Agreements	—	—	—	(167,825)	—	(167,825)
Total	$31,258,669	$—	$4,882,000	$(167,825)	$36,140,669	$(167,825)
ProFund VP Consumer Goods
Common Stocks	$12,801,587	$—	$—	$—	$12,801,587	$—
Repurchase Agreements	—	—	219,000	—	219,000	—
Collateral for Securities Loaned	47,707	—	—	—	47,707	—
Swap Agreements	—	—	—	(2,961)	—	(2,961)
Total	$12,849,294	$—	$219,000	$(2,961)	$13,068,294	$(2,961)
ProFund VP Consumer Services
Common Stocks	$16,104,470	$—	$—	$—	$16,104,470	$—
Repurchase Agreements	—	—	36,000	—	36,000	—
Collateral for Securities Loaned	91,703	—	—	—	91,703	—
Swap Agreements	—	—	—	(5,757)	—	(5,757)
Total	$16,196,173	$—	$36,000	$(5,757)	$16,232,173	$(5,757)
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$260,000	$—	$260,000	$—
Swap Agreements	—	—	—	(5,495)	—	(5,495)
Total	$—	$—	$260,000	$(5,495)	$260,000	$(5,495)
ProFund VP Emerging Markets
Common Stocks	$16,891,012	$—	$—	$—	$16,891,012	$—
Preferred Stocks	255,683	—	—	—	255,683	—
Repurchase Agreements	—	—	2,030,000	—	2,030,000	—
Collateral for Securities Loaned	1,119,359	—	—	—	1,119,359	—
Swap Agreements	—	—	—	(64,077)	—	(64,077)
Total	$18,266,054	$—	$2,030,000	$(64,077)	$20,296,054	$(64,077)
ProFund VP Europe 30
Common Stocks	$14,337,559	$—	$—	$—	$14,337,559	$—
Collateral for Securities Loaned	1,838,666	—	—	—	1,838,666	—
Total	$16,176,225	$—	$—	$—	$16,176,225	$—
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$386,000	$—	$386,000	$—
Forward Currency Contracts	—	—	—	(9,075)	—	(9,075)
Total	$—	$—	$386,000	$(9,075)	$386,000	$(9,075)

June 30, 2022 (unaudited) :: Notes to Financial Statements :: 363

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Financials
Common Stocks	$26,567,452	$—	$—	$—	$26,567,452	$—
Repurchase Agreements	—	—	134,000	—	134,000	—
Collateral for Securities Loaned	37,212	—	—	—	37,212	—
Swap Agreements	—	—	—	1,652	—	1,652
Total	$26,604,664	$—	$134,000	$1,652	$26,738,664	$1,652
ProFund VP Government Money Market
U.S. Treasury Obligation	$—	$—	$4,999,559	$—	$4,999,559	$—
Repurchase Agreements	—	—	32,949,000	—	32,949,000	—
Total	$—	$—	$37,948,559	$—	$37,948,559	$—
ProFund VP Health Care
Common Stocks	$42,909,841	$—	$—	$—	$42,909,841	$—
Repurchase Agreements	—	—	291,000	—	291,000	—
Swap Agreements	—	—	—	(1,413)	—	(1,413)
Total	$42,909,841	$—	$291,000	$(1,413)	$43,200,841	$(1,413)
ProFund VP Industrials
Common Stocks	$10,258,932	$—	$—	$—	$10,258,932	$—
Repurchase Agreements	—	—	523,000	—	523,000	—
Collateral for Securities Loaned	5,549	—	—	—	5,549	—
Swap Agreements	—	—	—	2,313	—	2,313
Total	$10,264,481	$—	$523,000	$2,313	$10,787,481	$2,313
ProFund VP International
Repurchase Agreements	$—	$—	$9,216,000	$—	$9,216,000	$—
Swap Agreements	—	—	—	(135,213)	—	(135,213)
Total	$—	$—	$9,216,000	$(135,213)	$9,216,000	$(135,213)
ProFund VP Internet
Common Stocks	$8,815,323	$—	$—	$—	$8,815,323	$—
Repurchase Agreements	—	—	147,000	—	147,000	—
Swap Agreements	—	—	—	(6,643)	—	(6,643)
Total	$8,815,323	$—	$147,000	$(6,643)	$8,962,323	$(6,643)
ProFund VP Japan
Repurchase Agreements	$—	$—	$5,952,000	$—	$5,952,000	$—
Futures Contracts	—	(228,261)	—	—	—	(228,261)
Swap Agreements	—	—	—	(69)	—	(69)
Total	$—	$(228,261)	$5,952,000	$(69)	$5,952,000	$(228,330)
ProFund VP Large-Cap Growth
Common Stocks	$17,652,775	$—	$—	$—	$17,652,775	$—
Repurchase Agreements	—	—	79,000	—	79,000	—
Total	$17,652,775	$—	$79,000	$—	$17,731,775	$—
ProFund VP Large-Cap Value
Common Stocks	$15,092,688	$—	$—	$—	$15,092,688	$—
Repurchase Agreements	—	—	30,000	—	30,000	—
Total	$15,092,688	$—	$30,000	$—	$15,122,688	$—
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$10,832,000	$—	$10,832,000	$—
Swap Agreements	—	—	—	(333,640)	—	(333,640)
Total	$—	$—	$10,832,000	$(333,640)	$10,832,000	$(333,640)
ProFund VP Mid-Cap Growth
Common Stocks	$12,307,953	$—	$—	$—	$12,307,953	$—
Repurchase Agreements	—	—	19,000	—	19,000	—
Collateral for Securities Loaned	104,542	—	—	—	104,542	—
Total	$12,412,495	$—	$19,000	$—	$12,431,495	$—

364 :: Notes to Financial Statements :: June 30, 2022 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Mid-Cap Value
Common Stocks	$12,466,453	$—	$—	$—	$12,466,453	$—
Repurchase Agreements	—	—	88,000	—	88,000	—
Total	$12,466,453	$—	$88,000	$—	$12,554,453	$—
ProFund VP Nasdaq-100
Common Stocks	$59,610,892	$—	$—	$—	$59,610,892	$—
Repurchase Agreements	—	—	29,888,000	—	29,888,000	—
Collateral for Securities Loaned	304,652	—	—	—	304,652	—
Futures Contracts	—	(48,510)	—	—	—	(48,510)
Swap Agreements	—	—	—	(1,184,200)	—	(1,184,200)
Total	$59,915,544	$(48,510)	$29,888,000	$(1,184,200)	$89,803,544	$(1,232,710)
ProFund VP Oil & Gas
Common Stocks	$53,946,483	$—	$—	$—	$53,946,483	$—
Repurchase Agreements	—	—	1,464,000	—	1,464,000	—
Swap Agreements	—	—	—	24,931	—	24,931
Total	$53,946,483	$—	$1,464,000	$24,931	$55,410,483	$24,931
ProFund VP Pharmaceuticals
Common Stocks	$14,412,082	$—	$—	$—	$14,412,082	$—
Collateral for Securities Loaned	61,854	—	—	—	61,854	—
Swap Agreements	—	—	—	9,701	—	9,701
Total	$14,473,936	$—	$—	$9,701	$14,473,936	$9,701
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$26,290,000	$—	$26,290,000	$—
Swap Agreements	—	—	—	(1,133,229)	—	(1,133,229)
Total	$—	$—	$26,290,000	$(1,133,229)	$26,290,000	$(1,133,229)
ProFund VP Real Estate
Common Stocks	$7,846,503	$—	$—	$—	$7,846,503	$—
Repurchase Agreements	—	—	161,000	—	161,000	—
Swap Agreements	—	—	—	343	—	343
Total	$7,846,503	$—	$161,000	$343	$8,007,503	$343
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$21,170,000	$—	$21,170,000	$—
Swap Agreements	—	—	—	(934,686)	—	(934,686)
Total	$—	$—	$21,170,000	$(934,686)	$21,170,000	$(934,686)
ProFund VP Semiconductor
Common Stocks	$6,860,942	$—	$—	$—	$6,860,942	$—
Repurchase Agreements	—	—	78,000	—	78,000	—
Swap Agreements	—	—	—	(4,665)	—	(4,665)
Total	$6,860,942	$—	$78,000	$(4,665)	$6,938,942	$(4,665)
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$7,000	$—	$7,000	$—
Swap Agreements	—	—	—	159	—	159
Total	$—	$—	$7,000	$159	$7,000	$159
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$1,385,000	$—	$1,385,000	$—
Swap Agreements	—	—	—	45,807	—	45,807
Total	$—	$—	$1,385,000	$45,807	$1,385,000	$45,807
ProFund VP Short International
Repurchase Agreements	$—	$—	$1,485,000	$—	$1,485,000	$—
Swap Agreements	—	—	—	21,969	—	21,969
Total	$—	$—	$1,485,000	$21,969	$1,485,000	$21,969

June 30, 2022 (unaudited) :: Notes to Financial Statements :: 365

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$340,000	$—	$340,000	$—
Swap Agreements	—	—	—	10,872	—	10,872
Total	$—	$—	$340,000	$10,872	$340,000	$10,872
ProFund VP Short Nasdaq-100
Repurchase Agreements	$—	$—	$8,074,000	$—	$8,074,000	$—
Swap Agreements	—	—	—	292,407	—	292,407
Total	$—	$—	$8,074,000	$292,407	$8,074,000	$292,407
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$2,175,000	$—	$2,175,000	$—
Swap Agreements	—	—	—	76,180	—	76,180
Total	$—	$—	$2,175,000	$76,180	$2,175,000	$76,180
ProFund VP Small-Cap
Common Stocks	$6,987,204	$—	$—	$—	$6,987,204	$—
Contingent Right	—	—	121	—	121	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	3,064,000	—	3,064,000	—
Collateral for Securities Loaned	60,670	—	—	—	60,670	—
Swap Agreements	—	—	—	(107,563)	—	(107,563)
Total	$7,047,874	$—	$3,064,121	$(107,563)	$10,111,995	$(107,563)
ProFund VP Small-Cap Growth
Common Stocks	$14,775,206	$—	$—	$—	$14,775,206	$—
Repurchase Agreements	—	—	52,000	—	52,000	—
Total	$14,775,206	$—	$52,000	$—	$14,827,206	$—
ProFund VP Small-Cap Value
Common Stocks	$20,670,782	$—	$—	$—	$20,670,782	$—
Repurchase Agreements	—	—	10,000	—	10,000	—
Collateral for Securities Loaned	143,058	—	—	—	143,058	—
Total	$20,813,840	$—	$10,000	$—	$20,823,840	$—
ProFund VP Technology
Common Stocks	$28,234,662	$—	$—	$—	$28,234,662	$—
Collateral for Securities Loaned	2,362	—	—	—	2,362	—
Swap Agreements	—	—	—	(20,175)	—	(20,175)
Total	$28,237,024	$—	$—	$(20,175)	$28,237,024	$(20,175)
ProFund VP Telecommunications
Common Stocks	$4,994,518	$—	$—	$—	$4,994,518	$—
Repurchase Agreements	—	—	183,000	—	183,000	—
Swap Agreements	—	—	—	(1,719)	—	(1,719)
Total	$4,994,518	$—	$183,000	$(1,719)	$5,177,518	$(1,719)
ProFund VP UltraBull
Common Stocks	$7,030,356	$—	$—	$—	$7,030,356	$—
Repurchase Agreements	—	—	3,531,000	—	3,531,000	—
Swap Agreements	—	—	—	(403,514)	—	(403,514)
Total	$7,030,356	$—	$3,531,000	$(403,514)	$10,561,356	$(403,514)
ProFund VP UltraMid-Cap
Common Stocks	$5,799,322	$—	$—	$—	$5,799,322	$—
Repurchase Agreements	—	—	2,824,000	—	2,824,000	—
Collateral for Securities Loaned	23,092	—	—	—	23,092	—
Swap Agreements	—	—	—	(356,489)	—	(356,489)
Total	$5,822,414	$—	$2,824,000	$(356,489)	$8,646,414	$(356,489)

366 :: Notes to Financial Statements :: June 30, 2022 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraNasdaq-100
Common Stocks	$69,510,945	$—	$—	$—	$69,510,945	$—
Repurchase Agreements	—	—	42,233,000	—	42,233,000	—
Futures Contracts	—	(145,529)	—	—	—	(145,529)
Swap Agreements	—	—	—	(6,303,980)	—	(6,303,980)
Total	$69,510,945	$(145,529)	$42,233,000	$(6,303,980)	$111,743,945	$(6,449,509)
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$5,000	$—	$5,000	$—
Swap Agreements	—	—	—	213	—	213
Total	$—	$—	$5,000	$213	$5,000	$213
ProFund VP UltraShort Nasdaq-100
Repurchase Agreements	$—	$—	$2,190,000	$—	$2,190,000	$—
Swap Agreements	—	—	—	187,349	—	187,349
Total	$—	$—	$2,190,000	$187,349	$2,190,000	$187,349
ProFund VP UltraSmall-Cap
Common Stocks	$8,260,827	$—	$—	$—	$8,260,827	$—
Contingent Right	—	—	193	—	193	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	5,141,000	—	5,141,000	—
Collateral for Securities Loaned	61,678	—	—	—	61,678	—
Swap Agreements	—	—	—	(654,701)	—	(654,701)
Total	$8,322,505	$—	$5,141,193	$(654,701)	$13,463,698	$(654,701)
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$4,382,625	$—	$4,382,625	$—
Repurchase Agreements	—	—	4,969,000	—	4,969,000	—
Swap Agreements	—	—	—	222,656	—	222,656
Total	$—	$—	$9,351,625	$222,656	$9,351,625	$222,656
ProFund VP Utilities
Common Stocks	$38,224,495	$—	$—	$—	$38,224,495	$—
Repurchase Agreements	—	—	1,373,000	—	1,373,000	—
Swap Agreements	—	—	—	25,892	—	25,892
Total	$38,224,495	$—	$1,373,000	$25,892	$39,597,495	$25,892

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements (including credit default swap agreements). These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

*	Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP's net assets in excess of $2 billion. During the period ended June 30, 2022, no Fund's annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

June 30, 2022 (unaudited) :: Notes to Financial Statements :: 367

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, service charges, fees based on the number of VP Funds, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the period ended June 30, 2022 for ProFund VP Government Money Market to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $46,490 for the period ended June 30, 2022. The Distributor may reinstate all or a portion of the Distribution Fees for ProFund VP Government Money Market at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees, a monthly/quarterly fee equal on an annual basis of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as "Administrative services fees." Throughout the period ended June 30, 2022, the administrative services fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $43,629 for the period ended June 30, 2022. All or a portion of the Administrative services fees of ProFund VP Government Money Market may be reinstated at any time.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. During the period ended June 30, 2022, actual Trustee compensation was $487,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Government Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. These expense limitations remain in effect until at least April 30, 2023.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2022, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/23	Expires 4/30/24	Expires 4/30/25	Expires 4/30/26	Total
ProFund Access VP High Yield	$—	$26,937	$—	$239	$27,176
ProFund VP Banks	1,693	2,494	—	434	4,621
ProFund VP Basic Materials	800	3,206	—	228	4,234
ProFund VP Bear	2,686	3,281	—	2	5,969
ProFund VP Bull	—	—	—	30	30
ProFund VP Consumer Goods	4,224	10,988	536	402	16,150
ProFund VP Consumer Services	7,673	15,776	369	5	23,823
ProFund VP Emerging Markets	13,518	1,418	—	2,086	17,022
ProFund VP Europe 30	13,387	10,334	—	2,848	26,569
ProFund VP Falling U.S. Dollar	18,517	5,761	4,215	616	29,109
ProFund VP Financials	—	3,055	—	342	3,397
ProFund VP Health Care	15,276	24,319	—	—	39,595
ProFund VP Industrials	3,818	8,851	390	105	13,164
ProFund VP International	—	—	—	10	10
ProFund VP Japan	—	4,408	—	—	4,408
ProFund VP Large-Cap Growth	12,749	17,250	1,329	1,403	32,731
ProFund VP Large-Cap Value	11,285	13,431	2,302	1,028	28,046
ProFund VP Mid-Cap	—	—	—	18	18

368 :: Notes to Financial Statements :: June 30, 2022 (unaudited)

	Expires 4/30/23	Expires 4/30/24	Expires 4/30/25	Expires 4/30/26	Total
ProFund VP Mid-Cap Growth	$10,197	$17,143	$7,817	$2,106	$37,263
ProFund VP Mid-Cap Value	12,202	11,427	3,158	1,451	28,238
ProFund VP Nasdaq-100	14,125	56,024	—	2,030	72,179
ProFund VP Oil & Gas	—	13,096	—	947	14,043
ProFund VP Pharmaceuticals	—	3,392	—	151	3,543
ProFund VP Precious Metals	—	18,138	—	16	18,154
ProFund VP Real Estate	5,955	7,742	268	265	14,230
ProFund VP Short Dow 30	—	30	—	10	40
ProFund VP Short Emerging Markets	—	—	—	1	1
ProFund VP Short Mid-Cap	—	193	—	—	193
ProFund VP Short Nasdaq-100	4,396	—	—	340	4,736
ProFund VP Short Small-Cap	917	2,179	82	185	3,363
ProFund VP Small-Cap	4,240	14,995	1,008	1,974	22,217
ProFund VP Small-Cap Growth	9,699	8,803	140	9	18,651
ProFund VP Small-Cap Value	2,409	14,210	—	7	16,626
ProFund VP Telecommunications	2,261	4,957	329	342	7,889
ProFund VP UltraMid-Cap	8,112	10,517	773	798	20,200
ProFund VP UltraNasdaq-100	85,731	95,642	6,645	18,638	206,656
ProFund VP UltraShort Nasdaq-100	626	—	534	157	1,317
ProFund VP UltraSmall-Cap	7,809	31,072	6,878	4,336	50,095
ProFund VP U.S. Government Plus	7,216	26,056	—	5	33,277
ProFund VP Utilities	13,574	21,102	511	668	35,855

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market through April 30, 2023 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such recoupments shall be made monthly, but only to the extent that such recoupments would not cause the ProFund VP Government Money Market's net yield to fall below the highest previously determined minimum yield, and such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2022, the recoupments that may potentially be made by ProFund VP Government Money Market are as follows:

	Expires 4/30/23	Expires 4/30/24	Expires 4/30/25	Expires 4/30/26	Total
ProFund VP Government Money Market	$201,617	$520,249	$437,473	$28,512	$1,187,851

In addition, the Advisor has agreed to voluntarily waive additional expenses in the ProFund VP Government Money Market. During the period ended June 30, 2022, the advisor voluntarily waived $2,075. This voluntary waiver may be changed or terminated at any time without notice.

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2022 were as follows:

	Purchases	Sales
ProFund VP Asia 30	$16,120,063	$14,316,326
ProFund VP Banks	43,786,083	41,190,983
ProFund VP Basic Materials	8,729,512	8,061,634
ProFund VP Biotechnology	911,602	10,054,392
ProFund VP Bull	1,347,510	15,386,644
ProFund VP Consumer Goods	6,555,139	15,819,166
ProFund VP Consumer Services	1,519,268	7,320,106
ProFund VP Emerging Markets	5,895,603	4,553,414
ProFund VP Europe 30	12,602,428	13,489,986
ProFund VP Financials	2,056,689	9,682,914
ProFund VP Health Care	9,351,548	13,919,540
ProFund VP Industrials	2,896,608	9,939,177
ProFund VP Internet	1,729,901	4,728,384
ProFund VP Large-Cap Growth	15,814,168	26,510,657
ProFund VP Large-Cap Value	21,758,222	22,080,542

June 30, 2022 (unaudited) :: Notes to Financial Statements :: 369

	Purchases	Sales
ProFund VP Mid-Cap Growth	$3,700,186	$7,269,540
ProFund VP Mid-Cap Value	12,548,055	16,138,053
ProFund VP Nasdaq-100	2,179,627	31,104,958
ProFund VP Oil & Gas	28,052,202	12,559,690
ProFund VP Pharmaceuticals	4,290,987	5,602,436
ProFund VP Real Estate	5,851,108	8,688,743
ProFund VP Semiconductor	23,204,954	26,799,836
ProFund VP Small-Cap	808,190	1,832,885
ProFund VP Small-Cap Growth	3,104,536	8,034,274
ProFund VP Small-Cap Value	10,761,199	13,357,334
ProFund VP Technology	43,449,089	49,688,296
ProFund VP Telecommunications	1,591,803	2,570,961
ProFund VP UltraBull	66,948	6,092,756
ProFund VP UltraMid-Cap	2,122,247	7,770,175
ProFund VP UltraNasdaq-100	11,962,415	79,269,975
ProFund VP UltraSmall-Cap	1,003,013	4,331,818
ProFund VP Utilities	11,483,795	6,139,875

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2022 were as follows:

	Purchases	Sales
ProFund Access VP High Yield	$48,728,410	$50,194,500
ProFund VP U.S. Government Plus	12,584,500	13,868,650

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds VP may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund VP to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund VP to losses in excess of those amounts initially invested.

Certain ProFunds VP may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund VP only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund VP's net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP's investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund VP may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP's return.

Compounding Risk

Certain ProFunds VP are "geared" funds ("Geared Funds") in the sense that the ProFund VP has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. A "single day" is measured from the time a ProFund VP calculates its net asset value ("NAV") to the time of the ProFund VP's next NAV calculation. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark's return over periods longer than a single day.

370 :: Notes to Financial Statements :: June 30, 2022 (unaudited)

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP's prospectus.

Active Management Risk

ProFund Access VP High Yield Fund is actively managed, and its performance reflects the investment decisions that ProFund Advisors make for the Fund. ProFund Advisors' judgements about the ProFund VP's investments may prove to be incorrect. If the investments selected and strategies employed by the ProFund VP fail to produce the intended results, the ProFund VP could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.

Concentration Risk

Certain non-money market ProFunds VP may be subject to concentration risk. Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP's benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund VP's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund VP seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund VP from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund VP's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund VP will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund VP's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP's correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP's ability to meet its investment objective on or around that day.

June 30, 2022 (unaudited) :: Notes to Financial Statements :: 371

Credit Default Swaps (CDS) Risk

While the Profund Access VP High Yield will normally be a net "seller" of CDS, at times the ProFund Access VP High Yield may be a net "buyer" of CDS. When the ProFund VP is a seller of credit protection, upon the occurrence of a credit event, the counterparty to the CDS will have an obligation to pay the full notional value of a defaulted reference entity less recovery value to the ProFund Access VP High Yield. Recovery values for CDS are generally determined via an auction process to determine the final price for a given reference entity. Although, the ProFund VP intends, as practicable, to obtain exposure through centrally cleared CDS, an active market may not exist for any of the CDS in which the ProFund VP invests or in the reference entities subject to the CDS. As a result, the ProFund VP's ability to maximize returns or minimize losses on such CDS may be impaired. Other risks of CDS include difficulty in valuation due to the lack of pricing transparency and the risk that changes in the value of the CDS do not reflect changes in the credit quality of the underlying reference entities or may otherwise perform differently than expected given market conditions. Because the ProFund VP may use a single counterparty or a small number of counterparties, certain CDS involve many reference entities and there are no limitations on the notional amount established for the CDS. As a result, counterparty risk may be amplified.

Counterparty Risk

A ProFund VP that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund VP may decline. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund's performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the

372 :: Notes to Financial Statements :: June 30, 2022 (unaudited)

spread of COVID-19 (including any variants). These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Fund to quickly become outdated or inaccurate, resulting in significant losses. Additionally, other public health issues, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund's investments, even beyond any direct exposure the Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the Fund performance and the value of an investment in the Fund.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund VP. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.

Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund VP's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund VP would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund VP's performance.

Index Performance Risk

Certain ProFunds VP linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund VP achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

Financing Rates Associated with Derivatives

The performance of Funds that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the Funds and their counterparties, and are set at the Fed Funds rate ("FEDL01") plus or minus a negotiated spread. This rate was changed from the one

June 30, 2022 (unaudited) :: Notes to Financial Statements :: 373 week/one month London Interbank Offered Rate ("LIBOR") in the third and fourth quarters of 2021. The Fed Funds rate appreciated from 0.05% to 0.83% during the fiscal year. Each Fund with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most Funds with short/inverse derivative exposure generally benefited from financing rates.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the tax years ended, as noted below, were as follows:

	Year Ended December 31, 2021				Year Ended December 31, 2020
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid
ProFund Access VP High Yield	$490,299	$—	$—	$490,299	$842,012	$—	$—	$842,012
ProFund VP Asia 30	177,657	4,210,725	—	4,388,382	627,243	1,892,592	—	2,519,835
ProFund VP Banks	82,428	—	—	82,428	92,909	—	—	92,909
ProFund VP Basic Materials	254,694	295,399	—	550,093	177,560	771,840	—	949,400
ProFund VP Bear	20,517	1,179	—	21,696	18,942	—	—	18,942
ProFund VP Biotechnology	384,376	—	—	384,376	666,520	3,430,329	—	4,096,849
ProFund VP Bull	1,730,614	2,971,176	—	4,701,790	1,255,930	1,897,120	—	3,153,050
ProFund VP Consumer Goods	297,851	765,184	—	1,063,035	255,626	2,182	—	257,808
ProFund VP Consumer Services	930,394	1,515,195	—	2,445,589	13,651	9,125,605	—	9,139,256
ProFund VP Dow 30	55,117	—	—	55,117	111,280	—	—	111,280
ProFund VP Emerging Markets	—	—	—	—	117,347	—	—	117,347
ProFund VP Europe 30	163,002	—	—	163,002	395,173	—	—	395,173
ProFund VP Falling U.S. Dollar	1,014	14,881	—	15,895	1,949	—	—	1,949
ProFund VP Financials	363,519	2,335,855	—	2,699,374	440,538	1,689,299	—	2,129,837
ProFund VP Government Money Market	5,562	—	—	5,562	55,902	—	—	55,902
ProFund VP Health Care	499,530	3,738,461	—	4,237,991	—	6,154,240	—	6,154,240
ProFund VP Industrials	40,631	1,131,548	—	1,172,179	220,540	48,389	—	268,929
ProFund VP International	—	—	—	—	26,163	—	—	26,163
ProFund VP Internet	769,852	2,812,110	—	3,581,962	—	2,716,437	—	2,716,437
ProFund VP Japan	387,547	718,980	—	1,106,527	18,886	—	—	18,886
ProFund VP Large-Cap Growth	670,296	3,262,142	—	3,932,438	479,816	2,242,710	—	2,722,526
ProFund VP Large-Cap Value	149,393	—	—	149,393	1,707,270	161,730	—	1,869,000
ProFund VP Mid-Cap	607,067	—	—	607,067	2,072,210	183,573	—	2,255,783
ProFund VP Mid-Cap Growth	270,436	1,446,994	—	1,717,430	97,983	1,725,066	—	1,823,049
ProFund VP Mid-Cap Value	54,454	—	—	54,454	703,529	221,502	—	925,031
ProFund VP Nasdaq-100	13,205,051	5,754,779	—	18,959,830	5,808,862	3,687,764	—	9,496,626
ProFund VP Oil & Gas	528,770	—	—	528,770	421,335	186,316	—	607,651
ProFund VP Pharmaceuticals	236,561	—	—	236,561	15,201	—	—	15,201
ProFund VP Precious Metals	—	—	—	—	89,778	—	—	89,778
ProFund VP Real Estate	3,298	—	—	3,298	404,416	—	28,104	432,520
ProFund VP Rising Rates Opportunity	—	—	—	—	37,790	—	—	37,790
ProFund VP Semiconductor	743,390	312,175	—	1,055,565	649,890	46,276	—	696,166
ProFund VP Short Dow 30	—	—	—	—	43	—	—	43
ProFund VP Short Emerging Markets	—	—	—	—	5,130	—	—	5,130
ProFund VP Short International	—	—	—	—	3,789	—	—	3,789
ProFund VP Short Mid-Cap	139,495	—	—	139,495	1,287	—	—	1,287
ProFund VP Short Nasdaq-100	148,179	76,706	—	224,885	—	—	—	—
ProFund VP Short Small-Cap	—	—	—	—	9,164	—	—	9,164
ProFund VP Small-Cap	492,926	274,681	—	767,607	288,536	88,823	—	377,359
ProFund VP Small-Cap Growth	481,395	1,270,548	—	1,751,943	321,867	2,098,024	—	2,419,891

374 :: Notes to Financial Statements :: June 30, 2022 (unaudited)

	Year Ended December 31, 2021				Year Ended December 31, 2020
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Small-Cap Value	$29,211	$—	$—	$29,211	$1,201,768	$608,459	$—	$1,810,227
ProFund VP Technology	1,784,842	1,809,709	—	3,594,551	359,646	3,832,337	—	4,191,983
ProFund VP Telecommunications	81,611	—	—	81,611	61,265	—	—	61,265
ProFund VP UltraBull	—	—	—	—	9,177,445	741,664	—	9,919,109
ProFund VP UltraMid-Cap	—	—	—	—	2,119,595	—	—	2,119,595
ProFund VP UltraNasdaq-100	49,379,390	6,317,292	—	55,696,682	30,350,127	3,147,135	—	33,497,262
ProFund VP UltraShort Dow 30	109,160	—	—	109,160	185	—	—	185
ProFund VP UltraShort Nasdaq-100	2,439,139	—	—	2,439,139	6,414	—	—	6,414
ProFund VP UltraSmall-Cap	2,071,442	182,370	—	2,253,812	2,142,018	—	—	2,142,018
ProFund VP U.S. Government Plus	2,851,086	—	—	2,851,086	1,890,196	—	—	1,890,196
ProFund VP Utilities	492,932	—	—	492,932	1,733,161	6,251,978	—	7,985,139

As of the latest tax year ended December 31, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
ProFund Access VP High Yield	$—	$—	$—	$(2,041,993)	$(20,781)	$(2,062,774)
ProFund VP Asia 30	95,016	2,232,606	—	—	4,835,652	7,163,274
ProFund VP Banks	49,017	—	—	(2,302,000)	1,740,640	(512,343)
ProFund VP Basic Materials	138,447	53,432	—	—	8,538,994	8,730,873
ProFund VP Bear	—	—	—	(22,682,864)	7,868	(22,674,996)
ProFund VP Biotechnology	197,061	8,620,057	—	—	33,344,097	42,161,215
ProFund VP Bull	4,197,862	1,291,440	—	—	39,992,574	45,481,876
ProFund VP Consumer Goods	488,033	48,178	—	—	13,551,598	14,087,809
ProFund VP Consumer Services	60,825	139,786	—	—	14,791,387	14,991,998
ProFund VP Dow 30	44,674	—	—	(1,645,752)	200	(1,600,878)
ProFund VP Emerging Markets	110,840	—	—	(6,872,829)	6,571,331	(190,658)
ProFund VP Europe 30	816,976	138,048	—	—	1,686,522	2,641,546
ProFund VP Falling U.S. Dollar	—	—	—	(342,962)	—	(342,962)
ProFund VP Financials	280,926	110,726	—	—	20,446,960	20,838,612
ProFund VP Government Money Market	—	—	—	(36,237)	—	(36,237)
ProFund VP Health Care	364,507	2,227,196	—	—	38,843,966	41,435,669
ProFund VP Industrials	76,123	114,092	—	—	11,857,128	12,047,343
ProFund VP International	461,505	—	—	(1,069,800)	(54,664)	(662,959)
ProFund VP Internet	—	4,335,872	—	—	10,337,697	14,673,569
ProFund VP Japan	60,554	296,292	—	—	(45)	356,801
ProFund VP Large-Cap Growth	120,430	3,618,543	—	—	19,641,592	23,380,565
ProFund VP Large-Cap Value	75,010	200,882	—	—	4,299,565	4,575,457
ProFund VP Mid-Cap	2,138,942	292,513	—	(205,135)	37,755	2,264,075
ProFund VP Mid-Cap Growth	459,881	2,533,620	—	—	5,814,231	8,807,732
ProFund VP Mid-Cap Value	704,740	1,423,945	—	—	2,771,267	4,899,952
ProFund VP Nasdaq-100	9,788,261	10,171,069	—	—	88,724,340	108,683,670
ProFund VP Oil & Gas	660,699	—	—	(664,101)	10,698,558	10,695,156
ProFund VP Pharmaceuticals	181,043	670,360	—	—	4,593,688	5,445,091
ProFund VP Precious Metals	—	—	—	(62,075,594)	602,452	(61,473,142)
ProFund VP Real Estate	416,943	152,686	—	—	7,252,307	7,821,936
ProFund VP Rising Rates Opportunity	—	—	—	(28,677,965)	14,318	(28,663,647)
ProFund VP Semiconductor	671,423	26,089	—	—	11,726,389	12,423,901
ProFund VP Short Dow 30	—	—	—	(119,360)	(7)	(119,367)
ProFund VP Short Emerging Markets	13,998	—	—	(2,627,061)	(11,582)	(2,624,645)
ProFund VP Short International	—	—	—	(2,353,275)	2,308	(2,350,967)
ProFund VP Short Mid-Cap	—	—	—	(2,544,093)	(167)	(2,544,260)
ProFund VP Short Nasdaq-100	—	—	—	(13,990,414)	27,559	(13,962,855)
ProFund VP Short Small-Cap	—	—	—	(5,929,084)	5,086	(5,923,998)

June 30, 2022 (unaudited) :: Notes to Financial Statements :: 375

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
ProFund VP Small-Cap	$1,048,660	$488,847	$—	$—	$2,733,844	$4,271,351
ProFund VP Small-Cap Growth	556,092	1,987,294	—	—	8,231,669	10,775,055
ProFund VP Small-Cap Value	1,869,494	1,969,707	—	—	2,865,493	6,704,694
ProFund VP Technology	1,321,853	5,172,582	—	—	41,167,907	47,662,342
ProFund VP Telecommunications	103,492	—	—	(833,731)	1,514,357	784,118
ProFund VP UltraBull	2,079,344	948,214	—	(13,108,883)	7,966,888	(2,114,437)
ProFund VP UltraMid-Cap	3,471,812	588,061	—	—	4,470,762	8,530,635
ProFund VP UltraNasdaq-100	72,449,013	1,258,151	—	—	93,993,686	167,700,850
ProFund VP UltraShort Dow 30	—	—	—	(968,907)	(8)	(968,915)
ProFund VP UltraShort Nasdaq-100	—	—	—	(5,378,981)	10,880	(5,368,101)
ProFund VP UltraSmall-Cap	2,929,042	638,178	—	—	3,298,073	6,865,293
ProFund VP U.S. Government Plus	—	—	—	(1,988,021)	148,658	(1,839,363)
ProFund VP Utilities	426,395	422,855	—	—	17,037,962	17,887,212

As of the latest tax year ended December 31, 2021, the following ProFunds VP have net capital loss carryforwards ("CLCFs") as summarized in the tables below.

	No Expiration Date
ProFund Access VP High Yield	$2,041,993	*
ProFund VP Banks	2,302,000
ProFund VP Bear	22,682,864	*
ProFund VP Dow 30	1,645,752	*
ProFund VP Emerging Markets	6,872,829	*
ProFund VP Falling U.S. Dollar	342,962	*
ProFund VP Government Money Market	36,237
ProFund VP International	1,069,800	*
ProFund VP Mid-Cap	205,135	*
ProFund VP Oil & Gas	664,101
ProFund VP Precious Metals	62,075,594
ProFund VP Rising Rates Opportunity	28,677,965	*
ProFund VP Short Dow 30	119,360	*
ProFund VP Short Emerging Markets	2,627,061	*
ProFund VP Short International	2,353,275	*
ProFund VP Short Mid-Cap	2,544,093	*
ProFund VP Short Nasdaq-100	13,990,414	*
ProFund VP Short Small-Cap	5,929,084	*
ProFund VP Telecommunications	833,731
ProFund VP UltraBull 13,108,883* ProFund VP UltraShort Dow 30	968,907	*
ProFund VP UltraShort Nasdaq-100	5,378,981	*
ProFund VP U.S. Government Plus	1,988,021

*	All or a portion are limited as a result of changes in the ProFund VP ownership during the year and in prior years.

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distribution paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year. The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

As of December 31, 2021, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

Fund Name	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund Access VP High Yield	$14,384,530	$—	$(20,781)	$(20,781)
ProFund VP Asia 30	19,003,615	8,772,254	(3,936,602)	4,835,652
ProFund VP Banks	4,264,487	4,187,154	(2,446,514)	1,740,640
ProFund VP Basic Materials	8,842,724	10,599,902	(2,060,908)	8,538,994
ProFund VP Bear	1,555,000	7,868	—	7,868
ProFund VP Biotechnology	28,316,051	36,749,212	(3,405,115)	33,344,097
ProFund VP Bull	32,905,175	43,778,092	(3,785,518)	39,992,574

376 :: Notes to Financial Statements :: June 30, 2022 (unaudited)

Fund Name	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Consumer Goods	$13,621,311	$15,054,451	$(1,502,853)	$13,551,598
ProFund VP Consumer Services	15,992,472	16,174,708	(1,383,321)	14,791,387
ProFund VP Dow 30	218,000	200	—	200
ProFund VP Emerging Markets	13,017,623	8,830,962	(2,259,631)	6,571,331
ProFund VP Europe 30	17,458,926	6,298,664	(4,612,142)	1,686,522
ProFund VP Falling U.S. Dollar	485,600	—	—	—
ProFund VP Financials	21,337,355	27,639,097	(7,192,137)	20,446,960
ProFund VP Government Money Market	48,329,489	—	—	—
ProFund VP Health Care	16,749,626	41,851,508	(3,007,542)	38,843,966
ProFund VP Industrials	9,973,324	13,212,486	(1,355,358)	11,857,128
ProFund VP International	12,234,000	—	(54,664)	(54,664)
ProFund VP Internet	9,333,384	12,118,215	(1,780,518)	10,337,697
ProFund VP Japan	6,986,706	—	(45)	(45)
ProFund VP Large-Cap Growth	17,775,249	20,376,206	(734,614)	19,641,592
ProFund VP Large-Cap Value	13,619,192	6,358,197	(2,058,632)	4,299,565
ProFund VP Mid-Cap	15,737,578	37,755	—	37,755
ProFund VP Mid-Cap Growth	14,850,787	6,787,992	(973,761)	5,814,231
ProFund VP Mid-Cap Value	15,979,197	4,702,280	(1,931,013)	2,771,267
ProFund VP Nasdaq-100	86,956,883	92,228,025	(3,503,685)	88,724,340
ProFund VP Oil & Gas	20,002,725	16,696,755	(5,998,197)	10,698,558
ProFund VP Pharmaceuticals	12,100,669	6,467,866	(1,874,178)	4,593,688
ProFund VP Precious Metals	27,834,000	602,452	—	602,452
ProFund VP Real Estate	6,559,805	8,311,456	(1,059,149)	7,252,307
ProFund VP Rising Rates Opportunity	5,787,000	14,318	—	14,318
ProFund VP Semiconductor	6,046,481	12,501,643	(775,254)	11,726,389
ProFund VP Short Dow 30	6,000	—	(7)	(7)
ProFund VP Short Emerging Markets	1,137,000	—	(11,582)	(11,582)
ProFund VP Short International	536,000	2,308	—	2,308
ProFund VP Short Mid-Cap	55,000	—	(167)	(167)
ProFund VP Short Nasdaq-100	1,944,000	27,559	—	27,559
ProFund VP Short Small-Cap	1,159,306	5,086	—	5,086
ProFund VP Small-Cap	12,020,118	3,695,903	(962,059)	2,733,844
ProFund VP Small-Cap Growth	16,985,233	9,466,628	(1,234,959)	8,231,669
ProFund VP Small-Cap Value	24,501,585	6,661,537	(3,796,044)	2,865,493
ProFund VP Technology	9,933,532	43,234,210	(2,066,303)	41,167,907
ProFund VP Telecommunications	5,939,043	2,301,454	(787,097)	1,514,357
ProFund VP UltraBull	11,813,482	8,655,602	(688,714)	7,966,888
ProFund VP UltraMid-Cap	13,302,098	5,104,127	(633,365)	4,470,762
ProFund VP UltraNasdaq-100	185,575,463	102,492,860	(8,499,174)	93,993,686
ProFund VP UltraShort Dow 30	4,000	—	(8)	(8)
ProFund VP UltraShort Nasdaq-100	365,000	10,880	—	10,880
ProFund VP UltraSmall-Cap	25,295,870	4,914,368	(1,616,295)	3,298,073
ProFund VP U.S. Government Plus	15,075,950	187,255	(38,597)	148,658
ProFund VP Utilities	17,654,624	19,076,284	(2,038,322)	17,037,962

8. Stock Splits and Reverse Share Splits

Effective December 14, 2020, the ProFund VP UltraNasdaq-100 underwent a 2-for-1 share split, the ProFund VP Short Small-Cap, ProFund VP UltraBull, ProFund VP UltraShort Nasdaq-100 each underwent a 1-for-4 reverse share split and the ProFund VP UltraShort Dow 30 underwent a 1-for-5 reverse share split.

Effective November 18, 2019, the ProFund VP Internet underwent a 3-for-1 share split, the ProFund VP Short Dow 30, the ProFund VP Short International, and the ProFund VP Short Nasdaq-100 each underwent a 1-for-4 reverse share split, and the ProFund VP UltraShort Dow 30 underwent a 1-for-8 reverse share split.

Effective December 11, 2017, the ProFund VP Short Emerging Markets underwent a 1-for-5 reverse share split, and the ProFund VP UltraShort Nasdaq-100 underwent a 1-for-8 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFund VP by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds VP by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds VP or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits.

June 30, 2022 (unaudited) :: Notes to Financial Statements :: 377

9. Shareholder Concentration

Ownership of more than 25% of the voting securities for a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, the Advisor was deemed a significant shareholder of each of ProFund VP Dow 30, ProFund VP Short Dow 30, and ProFund VP UltraShort Dow 30 as the Advisor's ownership of total shares outstanding of each ProFund VP was 43%, 64%, and 89% respectively.

10. Subsequent Events

The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds VP's financial statements.

378 :: Board Approval of Liquidity Risk Management Program :: June 30, 2022 (unaudited)

Liquidity Risk Management Program

ProFunds (the "Trust") has implemented a liquidity risk management program ("Liquidity Program") to identify illiquid investments pursuant to Rule 22e-4 of the Investment Company Act of 1940, as amended. The Board of Trustees of the Trust ("the Board") has approved the designation of ProFund Advisors LLC (the "Program Administrator") to administer the Trust's Liquidity Program, subject to the oversight of the Board.

On September 13 – 14, 2021, during a meeting of the Board, the Chief Compliance Officer of the Trust provided to the Board the annual report on the Trust's Liquidity Program (the "Annual Liquidity Report"). The Annual Liquidity Report, which covered the period from July 1, 2020 through June 30, 2021, addressed the operation of the Trust's Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program's implementation. The Annual Liquidity Report affirmed that the Program Administrator believes that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund's liquidity risk; (2) each Fund's liquidity risk continues to be appropriate in light of the Fund's investment objective and strategies and each Fund's investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each Fund during the reporting period. The Annual Liquidity Report also affirmed that there have been no material changes to the Liquidity Program since its initial approval and that no material changes were being recommended at that time.

Expense Examples

380 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period ended June 30, 2022.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throught the period ended June 30, 2022.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on each ProFund VP's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period(1)	Ending Account Value 6/30/22	Expenses Paid During Period(1)
ProFund Access VP High Yield	1.68%	$1,000.00	$881.90	$7.84	$1,016.46	$8.40
ProFund VP Asia 30	1.68%	1,000.00	856.10	7.73	1,016.46	8.40
ProFund VP Banks	1.68%	1,000.00	756.50	7.32	1,016.46	8.40
ProFund VP Basic Materials	1.68%	1,000.00	835.50	7.65	1,016.46	8.40
ProFund VP Bear	1.68%	1,000.00	1,205.40	9.19	1,016.46	8.40
ProFund VP Biotechnology	1.59%	1,000.00	845.10	7.27	1,016.91	7.95
ProFund VP Bull	1.68%	1,000.00	791.60	7.46	1,016.46	8.40
ProFund VP Consumer Goods	1.68%	1,000.00	795.50	7.48	1,016.46	8.40
ProFund VP Consumer Services	1.68%	1,000.00	680.10	7.00	1,016.46	8.40
ProFund VP Dow 30	1.53%	1,000.00	847.20	7.01	1,017.21	7.65
ProFund VP Emerging Markets	1.68%	1,000.00	856.80	7.73	1,016.46	8.40
ProFund VP Europe 30	1.68%	1,000.00	901.10	7.92	1,016.46	8.40
ProFund VP Falling U.S. Dollar	1.68%	1,000.00	903.90	7.93	1,016.46	8.40
ProFund VP Financials	1.68%	1,000.00	808.60	7.53	1,016.46	8.40
ProFund VP Government Money Market	0.26%	1,000.00	1,000.10	1.29	1,023.51	1.30
ProFund VP Health Care	1.68%	1,000.00	891.00	7.88	1,016.46	8.40
ProFund VP Industrials	1.68%	1,000.00	774.20	7.39	1,016.46	8.40
ProFund VP International	1.62%	1,000.00	802.70	7.24	1,016.76	8.10
ProFund VP Internet	1.69%	1,000.00	558.40	6.53	1,016.41	8.45
ProFund VP Japan	1.68%	1,000.00	912.80	7.97	1,016.46	8.40
ProFund VP Large-Cap Growth	1.68%	1,000.00	716.90	7.15	1,016.46	8.40
ProFund VP Large-Cap Value	1.68%	1,000.00	878.30	7.82	1,016.46	8.40
ProFund VP Mid-Cap	1.67%	1,000.00	795.20	7.43	1,016.51	8.35
ProFund VP Mid-Cap Growth	1.68%	1,000.00	743.90	7.26	1,016.46	8.40
ProFund VP Mid-Cap Value	1.68%	1,000.00	852.70	7.72	1,016.46	8.40
ProFund VP Nasdaq-100	1.68%	1,000.00	699.30	7.08	1,016.46	8.40
ProFund VP Oil & Gas	1.68%	1,000.00	1,288.70	9.53	1,016.46	8.40
ProFund VP Pharmaceuticals	1.68%	1,000.00	961.30	8.17	1,016.46	8.40
ProFund VP Precious Metals	1.68%	1,000.00	874.50	7.81	1,016.46	8.40

Expense Examples (unaudited) :: 381

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period(1)	Ending Account Value 6/30/22	Expenses Paid During Period(1)
ProFund VP Real Estate	1.68%	$1,000.00	$792.20	$7.47	$1,016.46	$8.40
ProFund VP Rising Rates Opportunity	1.64%	1,000.00	1,338.60	9.51	1,016.66	8.20
ProFund VP Semiconductor	1.70%	1,000.00	634.20	6.89	1,016.36	8.50
ProFund VP Short Dow 30	1.68%	1,000.00	1,141.00	8.92	1,016.46	8.40
ProFund VP Short Emerging Markets	1.66%	1,000.00	1,074.90	8.54	1,016.56	8.30
ProFund VP Short International	1.63%	1,000.00	1,191.30	8.86	1,016.71	8.15
ProFund VP Short Mid-Cap	1.68%	1,000.00	1,193.10	9.14	1,016.46	8.40
ProFund VP Short Nasdaq-100	1.68%	1,000.00	1,315.80	9.65	1,016.46	8.40
ProFund VP Short Small-Cap	1.68%	1,000.00	1,243.40	9.34	1,016.46	8.40
ProFund VP Small-Cap	1.68%	1,000.00	759.00	7.33	1,016.46	8.40
ProFund VP Small-Cap Growth	1.68%	1,000.00	756.20	7.32	1,016.46	8.40
ProFund VP Small-Cap Value	1.68%	1,000.00	851.20	7.71	1,016.46	8.40
ProFund VP Technology	1.59%	1,000.00	692.50	6.67	1,016.91	7.95
ProFund VP Telecommunications	1.68%	1,000.00	807.50	7.53	1,016.46	8.40
ProFund VP UltraBull	1.80%	1,000.00	613.20	7.20	1,015.87	9.00
ProFund VP UltraMid-Cap	1.68%	1,000.00	614.50	6.73	1,016.46	8.40
ProFund VP UltraNasdaq-100	1.68%	1,000.00	461.40	6.09	1,016.46	8.40
ProFund VP UltraShort Dow 30	1.33%	1,000.00	1,290.30	7.55	1,018.20	6.66
ProFund VP UltraShort Nasdaq-100	1.68%	1,000.00	1,615.70	10.90	1,016.46	8.40
ProFund VP UltraSmall-Cap	1.68%	1,000.00	553.70	6.47	1,016.46	8.40
ProFund VP U.S. Government Plus	1.38%	1,000.00	709.10	5.85	1,017.95	6.90
ProFund VP Utilities	1.68%	1,000.00	982.30	8.26	1,016.46	8.40

(1)	Expenses are equal to the average account value, multiplied by the ProFund VP's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' VP website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q (and successor Forms). Following the Form N-Q filing for the first quarter of 2019, the ProFund VP Government Money Market will no longer be required to file Form N-Q. Effective March 31, 2019, Form N-PORT replaced Form N-Q for all ProFunds VP (except the ProFund VP Government Money Market), and includes complete Schedules of Portfolio Holdings for the first and third fiscal quarters. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

06/22

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not applicable __ only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial Officer

Date	August 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	August 29, 2022

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial Officer

Date	August 29, 2022

* Print the name and title of each signing officer under his or her signature.